As filed with the Securities and Exchange Commission on or about December 18, 2025

Registration Statement File No. 333-255824
Registration Statement File No. 811-08619

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐  Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 14

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 265

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Annuity Separate Account 4

(Exact Name of Registered Separate Account)

Massachusetts Mutual Life Insurance Company

(Name of Insurance Company)

1295 State Street, Springfield, Massachusetts 01111-0001
(Address of Insurance Company’s Principal Executive Offices)

(413) 788-8411
(Insurance Company’s Telephone Number, including Area Code)

Gary Murtagh

Head of Insurance Product & Operations Law
Massachusetts Mutual Life Insurance Company
1295 State Street
Springfield, Massachusetts 01111-0001
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on __________ pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on __________ pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☐	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))

☐	If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

☐	Insurance Company relying on Rule 12h-7 under the Exchange Act

☐	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Title of Securities Being Registered: Units of Interest in MassMutual EnvisionSM, an Individual Flexible Premium Deferred Variable Annuity Contract.

FOR CONTRACTS ISSUED IN ALL STATES EXCEPT NEW YORK

Rate Sheet Prospectus Supplement dated December 18, 2025
to the Prospectus dated December 18,  2025,
and the Initial Summary Prospectus dated December 18, 2025, for:

MassMutual EnvisionSM Variable Annuity
Issued by Massachusetts Mutual Life Insurance Company

MassMutual RetirePaySM
MassMutual RetireCoreSM
MassMutual RetireCoreSM Stacking

This Rate Sheet Prospectus Supplement (“Rate Sheet”) should be read carefully and retained with your Prospectus. You should not purchase an Income Guarantee Feature without first obtaining the applicable Rate Sheet.

We are issuing this Rate Sheet to update certain Income Guarantee Feature Terms applicable to one or more of our Income Guarantee Features. For the Income Guarantee Feature Terms applicable to your Income Guarantee Feature, see: Appendix A –  RetirePay, Appendix B – RetireCore, and Appendix C – RetireCore  Stacking. For complete information about the Income Guarantee Features, see the “Additional Benefits — Income Guarantee Features” section in the Prospectus.

The Income Guarantee Feature Terms included in this Rate Sheet are effective for applications submitted on or after December 18, 2025 (“Rate Sheet Effective Date”) until a new Rate Sheet is effective that replaces and supersedes this Rate Sheet. See “Rate Sheet Comparison Process” for applications submitted prior to the Rate Sheet Effective Date. This Rate Sheet replaces and supersedes any previously issued Rate Sheet.

This Rate Sheet has no specified end date. If we change the Income Guarantee Feature Terms, we will issue a new Rate Sheet. In the event we issue a new Rate Sheet, we will provide at least 10 business days’ notice of the effective date of the superseding Rate Sheet.

Rate Sheet Eligibility Conditions

Certain Rate Sheet eligibility conditions apply when we have issued a subsequent Rate Sheet after you apply for your Contract and prior to your Issue Date.

In order for the Income Guarantee Feature Terms in this Rate Sheet to apply to your Contract, your necessary application information, including any applicable transfer form(s), must be submitted to an order entry system utilized to issue the Contract (“application submit date”) on or after December 18, 2025 and prior to the effective date of the superseding Rate Sheet.  For purposes of this process, the application submit date is also defined to include the date the application is signed if a paper application is necessary.

Application Requirements

The application information must be in Good Order within 10 business days after the application submit date, including completion of the broker-dealer suitability review. We also require payment of at least the minimum initial Purchase Payment within 10 Business Days after the application submit date (90 calendar days if you plan to pay the initial Purchase Payment with proceeds from an IRS Section 1035 exchange or direct transfer).

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the Income Guarantee Feature Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will cancel the application and return any Purchase Payment received.

If these Rate Sheet Eligibility Conditions are not met and your initial Purchase Payment was paid with proceeds from an IRS Section 1035 exchange or direct transfer, we will inform you and request instructions regarding whether to issue the Contract with the Income Guarantee Feature Terms in effect under the superseding Rate Sheet or cancel the application. If you have not provided us with the requested instructions within 2 Business Days after we have received your Purchase Payment, we will return your Purchase Payment to the original  source.

Rate Sheet Comparison Process

Subject to satisfying the Rate Sheet Eligibility Conditions established in this Rate Sheet, if your application is submitted prior to the Rate Sheet Effective Date and your contact is issued on or after the Rate Sheet Effective Date, this Rate Sheet will apply if there are only beneficial changes to the terms of the Income Guarantee Feature you selected. If your contract is issued before the Rate Sheet Effective Date, this Rate Sheet will not apply and you will receive the Rate Sheet that was effective as of your application submit date.

The changes will be considered to be beneficial unless any of the following occurs for the Income Guarantee Feature you selected:

•	Any Withdrawal Rates and/or Lifetime Guarantee Rates have decreased,

•	Income Guarantee Feature Charges have increased,

•	The Roll-Up Percentage (for RetireCore and RetireCore Stacking) has decreased, or

•	Investment Allocation Restrictions have changed (excluding changes to the Investment Allocation Restrictions due to the addition of available investment options or changes that occur through fund substitutions or fund mergers).

For example:

•	A Rate Sheet is issued with an effective date of 5/1/2026.

•	Your application with transfer paperwork is submitted and received In Good Order on 8/3/2026.

•	A superseding rate sheet is issued on 8/18/2026, with a 9/1/2026 effective date.

IF	AND	THEN

The terms of the Income Guarantee Feature you elected on the superseding Rate Sheet:

•

Withdrawal Rates have increased;

•

Lifetime Guarantee Rates have increased;

•

Income Guarantee Feature Charges have increased;

•

The Roll-Up Percentage (if applicable) is unchanged; and

•

Investment Allocation Restrictions are unchanged.

Your initial purchase payment is received in Good Order and your Contract is issued prior to 9/1/2026.

You will receive the Income Guarantee Feature Terms in effect at the time of application on the 5/1/2026 Rate Sheet, as the initial purchase payment was received and the Contract was issued prior to the 9/1/2026 Rate Sheet Effective Date.

Your initial purchase payment is received in Good Order and your Contract is issued on or after 9/1/2026.

You will receive the Income Guarantee Feature Terms in effect  at the time of application on the 5/1/2026 Rate Sheet.

Even though the Withdrawal and Lifetime Guarantee Rates have both increased, the increase to the Income Guarantee Feature Charge is not considered beneficial.

The terms of the Income Guarantee Feature you elected on the superseding Rate Sheet:

•

Withdrawal Rates have increased;

•

Lifetime Guarantee Rates have increased;

•

Income Guarantee Feature Charges are unchanged;

•

The Roll-Up Percentage (if applicable) is unchanged; and

•

Investment Allocation Restrictions are unchanged.

Your initial purchase payment is received in Good Order and your Contract is issued prior to 9/1/2026.

You will receive the Income Guarantee Feature Terms in effect  at the time of application on the 5/1/2026 Rate Sheet, as the initial purchase payment was received prior to the 9/1/2026 Rate Sheet Effective Date.

Your initial purchase payment is received in Good Order and your Contract is issued on or after 9/1/2026.

You will receive the Income Guarantee Feature Terms in effect  at the time of contract issue on the 9/1/2026 Rate Sheet.

Since the Withdrawal and Lifetime Guarantee Rates have both increased, and no other Income Guarantee Features have changed, the changes are considered beneficial.

To obtain a current Prospectus and Rate Sheet or if you have any questions regarding this Rate Sheet, please contact your registered representative, visit us online at www.MassMutual.com/contact-us, or call our Service Center at (800) 272-2216 (8 a.m.–8 p.m. Eastern Time).

APPENDIX A – RetirePay  Income Guarantee Feature Terms

Income Guarantee Feature Terms:

•	Withdrawal Rates,

•	Lifetime Guarantee Rates,

•	Income Guarantee Feature Charges, and

•	Investment Allocation Restrictions – see Appendix D.

Withdrawal Rates:

SINGLE LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%
62 – 66	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%
67 – 71	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%
72 – 76	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%	7.70%	7.90%	8.10%	8.30%	8.50%
77+	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%	8.20%	8.40%	8.60%	8.80%	9.00%

JOINT LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	4.45%	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%
62 – 66	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%
67 – 71	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%
72 – 76	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%	7.95%
77+	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%	7.65%	7.85%	8.05%	8.25%	8.45%

Lifetime Guarantee Rates:

SINGLE LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%
62 – 66	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%
67 – 71	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%
72 – 76	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%	7.70%	7.90%	8.10%	8.30%	8.50%
77+	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%	8.20%	8.40%	8.60%	8.80%	9.00%

JOINT LIFE LIFETIME GUARANTEE RATES:

Full Contract Years from the RetirePay Issue Date
0	1	2	3	4	5	6	7	8	9	10+

Age Range	Lifetime Guarantee Rates
59½ – 61	4.45%	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%
62 – 66	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%
67 – 71	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%
72 – 76	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%	7.95%
77+	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%	7.65%	7.85%	8.05%	8.25%	8.45%

Income Guarantee Feature Charges:

The current Income Guarantee Feature Charges applicable to your Contract are as follows:

•   Single Life Highest Anniversary Value Step-up Charge
•   Joint Life Highest Anniversary Value Step-up Charge
•   Single Life Highest Quarterly Value Step-up Charge
•   Joint Life Highest Quarterly Value Step-up Charge

1.45% 1.45% 1.60% 1.60%

The amount that is deducted from your Contract Value is equal to the Income Guarantee Feature Charge multiplied by the Benefit Base. We may increase the Income Guarantee Feature Charges effective on any Contract Anniversary, with prior notice, but the charges will never exceed the maximum Income Guarantee Feature Charge. The maximum charge and additional information about the Income Guarantee Feature Charge can be found in the “Additional Benefits – Income Guarantee Features – Income Guarantee Feature Charge” section of the current Prospectus.

APPENDIX B – RetireCore  Income Guarantee Feature Terms

Available beginning January 26, 2026 in all states except California, Delaware, Florida, New York, North Dakota, South Dakota, and South Carolina. Available in the remaining states except New York beginning February 23, 2026.

Income Guarantee Feature Terms:

•	Withdrawal Rates,

•	Lifetime Guarantee Rates,

•	Income Guarantee Feature Charges,

•	Roll-Up Percentage, and

•	Investment Allocation Restrictions – see Appendix D.

Withdrawal Rates:

SINGLE LIFE WITHDRAWAL RATES:

Age When Income Starts
59½ – 64	4.75%
65 – 69	6.25%
70 – 74	6.50%
75+	6.75%

JOINT LIFE WITHDRAWAL RATES:

Age When Income Starts
59½ – 64	4.25%
65– 69	5.75%
70 – 74	6.00%
75+	6.25%

Lifetime Guarantee Rates:

SINGLE LIFE LIFETIME GUARANTEE RATES:

Age When Income Starts
59½ – 64	4.75%
65 – 69	6.25%
70 – 74	6.50%
75+	6.75%

JOINT LIFE LIFETIME GUARANTEE RATES:

Age When Income Starts
59½ – 64	4.25%
65 – 69	5.75%
70 – 74	6.00%
75+	6.25%

Income Guarantee Feature Charges:

The current Income Guarantee Feature Charges applicable to your Contract are as follows:

•   Single Life Highest Anniversary Value Step-up Charge
•   Joint Life Highest Anniversary Value Step-up Charge
•   Single Life Highest Quarterly Value Step-up Charge
•   Joint Life Highest Quarterly Value Step-up Charge

1.45% 1.45% 1.60% 1.60%

The amount that is deducted from your Contract Value is equal to the Income Guarantee Feature Charge multiplied by the Benefit Base. We may increase the Income Guarantee Feature Charges effective on any Contract Anniversary, with prior notice, but the charges will never exceed the maximum Income Guarantee Feature Charge. The maximum charge and additional information about the Income Guarantee Feature Charge can be found in the “Additional Benefits – Income Guarantee Features – Income Guarantee Feature Charge” section of the current Prospectus.

Roll-Up Percentage: 6%

APPENDIX C – RetireCore  Stacking Income Guarantee Feature Terms

Available beginning January 26, 2026 in all states except California, Delaware, Florida, New York, North Dakota, South Dakota, and South Carolina. Available in the remaining states except New York beginning February 23, 2026.

Income Guarantee Feature Terms:

•	Withdrawal Rates,

•	Lifetime Guarantee Rates,

•	Income Guarantee Feature Charges,

•	Roll-Up Percentage, and

•	Investment Allocation Restrictions – see Appendix D.

Withdrawal Rates:

SINGLE LIFE WITHDRAWAL RATES:

Age When Income Starts
59½ – 64	4.50%
65 – 69	6.00%
70 – 74	6.25%
75+	6.50%

JOINT LIFE WITHDRAWAL RATES:

Age When Income Starts
59½ – 64	4.00%
65 – 69	5.50%
70 – 74	5.75%
75+	6.00%

Lifetime Guarantee Rates:

SINGLE LIFE LIFETIME GUARANTEE RATES:

Age When Income Starts
59½ – 64	4.50%
65 – 69	6.00%
70 – 74	6.25%
75+	6.50%

JOINT LIFE LIFETIME GUARANTEE RATES:

Age When Income Starts
59½ – 64	4.00%
65 – 69	5.50%
70 – 74	5.75%
75+	6.00%

Income Guarantee Feature Charges:

The current Income Guarantee Feature Charges applicable to your Contract are as follows:

•   Single Life Highest Anniversary Value Step-up Charge
•   Joint Life Highest Anniversary Value Step-up Charge
•   Single Life Highest Quarterly Value Step-up Charge
•   Joint Life Highest Quarterly Value Step-up Charge

1.45% 1.45% 1.60% 1.60%

The amount that is deducted from your Contract Value is equal to the Income Guarantee Feature Charge multiplied by the Benefit Base. We may increase the Income Guarantee Feature Charges effective on any Contract Anniversary, with prior notice, but the charges will never exceed the maximum Income Guarantee Feature Charge. The maximum charge and additional information about the Income Guarantee Feature Charge can be found in the “Additional Benefits – Income Guarantee Features – Income Guarantee Feature Charge” section of the current Prospectus.

Roll-Up Percentage: 6%

APPENDIX D – Investment Allocation Restrictions

While your Income Guarantee Feature is in effect, your investment allocations are restricted.

You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.

MML Asset Allocation Sub-Accounts:

MML American Funds Core Allocation
MML Balanced Allocation
MML BlackRock iShares®  60/40
MML BlackRock iShares®  80/20
MML Blend
MML Conservative Allocation
MML Growth Allocation
MML Moderate Allocation

Custom Allocation Program:

Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available Sub-Accounts: MML Fidelity Institutional AM® Core Plus Bond MML Inflation-Protected and Income MML Managed Bond MML Short-Duration Bond MML U.S. Government Money Market
Allocation Category 2	40%	70%

Available Sub-Accounts:
American Funds Insurance Series® Global Small Capitalization
American Funds Insurance Series® New World®
American Funds Insurance Series® Washington Mutual Investors
Columbia Variable Portfolio - Contrarian Core
Janus Henderson Enterprise
Janus Henderson Overseas
MML  American Century Mid Cap Value
MML American Funds Growth
MML  Blue Chip Growth
MML Equity Income
MML Focused Equity
MML Foreign
MML Fundamental Equity
MML Global
MML Income & Growth
MML Invesco Small Cap Equity
MML Loomis Sayles Large Cap Growth
MML MFS International Equity
MML Mid Cap Growth
MML Small Cap Growth Equity
Nomura VIP Growth

	Minimum Allocation	Maximum Allocation
Allocation Category 3	0%	30%

Available Sub-Accounts:
Fidelity® VIP Contrafund®
Fidelity® VIP Health Care
Fidelity® VIP Overseas
Fidelity® VIP Real Estate
Fidelity® VIP Strategic Income
Invesco V.I. Global Strategic Income
Invesco  V.I. International Growth
Janus Henderson Global Technology and Innovation
MML American Century Small Company Value
MML Equity
MML Invesco Discovery Mid Cap
MML Small/Mid Cap Value
MML Sustainable Equity
Nomura VIP Asset Strategy
PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your Income Guarantee Feature by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your Income Guarantee Feature.

If you have any questions regarding this Rate Sheet, please contact us toll free at (800) 272-2216.

Please keep this Rate Sheet for future reference.

FOR CONTRACTS ISSUED IN NEW YORK ONLY

Rate Sheet Prospectus Supplement dated December 18, 2025
 to the Prospectus dated December 18, 2025, as supplemented
and the Initial Summary Prospectus dated December 18, 2025, as supplemented, for:

MassMutual EnvisionSM Variable Annuity
Issued by Massachusetts Mutual Life Insurance Company

MassMutual RetirePaySM

This Rate Sheet Prospectus Supplement (“Rate Sheet”) should be read carefully and retained with your Prospectus. You should not purchase an Income Guarantee Feature without first obtaining the applicable Rate Sheet.

We are issuing this Rate Sheet to update certain Income Guarantee Feature Terms applicable to our Income Guarantee Feature, RetirePay. For the Income Guarantee Feature Terms applicable to your Income Guarantee Feature, see: Appendix A – RetirePay. For complete information about the Income Guarantee Feature, see the “Additional Benefits – Income Guarantee Features” section in the Prospectus.

The Income Guarantee Feature Terms included in this Rate Sheet are effective for applications submitted on or after December 18, 2025 (“Rate Sheet Effective Date”) until a new Rate Sheet is effective that replaces and supersedes this Rate Sheet. See “Rate Sheet Comparison Process” for applications submitted prior to the Rate Sheet Effective Date. This Rate Sheet replaces and supersedes any previously issued Rate Sheet.

This Rate Sheet has no specified end date. If we change the  Income Guarantee Feature Terms, we will issue a new Rate Sheet. In the event we issue a new Rate Sheet, we will provide at least 10 business days’ notice of the effective date of the superseding Rate Sheet.

Rate Sheet Eligibility Conditions

Certain Rate Sheet eligibility conditions apply when we have issued a superseding Rate Sheet after you apply for your Contract and prior to your Issue Date.

In order for the Income Guarantee Feature Terms in this Rate Sheet to apply to your Contract, your necessary application information, including any applicable transfer form(s), must be submitted to an order entry system utilized to issue the Contract (“application submit date”) on or after December 18, 2025 and prior to the effective date of the superseding Rate Sheet.  For purposes of this process, the application submit date is also defined to include the date the application is signed if a paper application is necessary.

Application Requirements

The application information must be in Good Order within 10 Business Days after the application submit date, including completion of the broker-dealer suitability review. We also require payment of at least the minimum initial Purchase Payment within 10 Business Days after the application submit date (90 calendar days if you plan to pay the initial Purchase Payment with proceeds from an IRS Section 1035 exchange or direct transfer).

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the Income Guarantee Feature  Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will cancel the application and return any Purchase Payment received.

If these Rate Sheet Eligibility Conditions are not met and your initial Purchase Payment was paid with proceeds from an IRS Section 1035 exchange or direct transfer, we will inform you and request instructions regarding whether to issue the Contract with the Income Guarantee Feature Terms in effect under the superseding Rate Sheet or cancel the application. If you have not provided us with the requested instructions within 2 Business Days after we have received your Purchase Payment, we will return your Purchase Payment to the original source.

Rate Sheet Comparison Process

Subject to satisfying the Rate Sheet Eligibility Conditions established in this Rate Sheet, if your application is submitted prior to the Rate Sheet Effective Date and your contact is issued on or after the Rate Sheet Effective Date, this Rate Sheet will apply if there  are only beneficial changes to the Income Guarantee Feature Terms. If your contract is issued before the Rate Sheet Effective Date, this Rate Sheet will not apply and you will receive the Rate Sheet that was effective as of your application submit date.

The changes will be considered to be beneficial unless any of the following occurs:

•	Any Withdrawal Rates have decreased,

•	Income Guarantee Feature Charges have increased, or

•	Investment Allocation Restrictions have changed (excluding changes to the Investment Allocation Restrictions due to the addition of available investment options or changes that occur through fund substitutions or fund mergers).

For example:

•	A Rate Sheet is issued with an effective date of 5/1/2026.

•	Your application with transfer paperwork is submitted and received In Good Order on 8/3/2026.

•	A superseding rate sheet is issued on 8/18/2026, with a 9/1/2026 effective date.

IF	AND	THEN

The terms of the Income Guarantee Feature you elected on the superseding Rate Sheet:

•

Withdrawal Rates have increased;

•

Income Guarantee Feature Charges have increased; and

•

Investment Allocation Restrictions are unchanged.

Your initial purchase payment is received in Good Order and your Contract is issued prior to 9/1/2026.

You will receive the Income Guarantee Feature Terms in effect at the time of application on the 5/1/2026 Rate Sheet, as the initial purchase payment was received and the Contract was issued prior to the 9/1/2026 Rate Sheet Effective Date.

Your initial purchase payment is received in Good Order and your Contract is issued on or after 9/1/2026.

You will receive the Income Guarantee Feature Terms in effect  at the time of application on the 5/1/2026 Rate Sheet.

Even though the Withdrawal Rates have increased, the increase to the Income Guarantee Feature Charge is not considered beneficial.

The terms of the Income Guarantee Feature you elected on the superseding Rate Sheet:

•

Withdrawal Rates have increased;

•

Income Guarantee Feature Charges are unchanged; and

•

Investment Allocation Restrictions are unchanged

Your initial purchase payment is received in Good Order and your Contract is issued prior to 9/1/2026.

You will receive the Income Guarantee Feature Terms in effect  at the time of application on the 5/1/2026 Rate Sheet, as the initial purchase payment was received prior to the 9/1/2026 Rate Sheet Effective Date.

Your initial purchase payment is received in Good Order and your Contract is issued on or after 9/1/2026.

You will receive the Income Guarantee Feature Terms in effect  at the time of contract issue on the 9/1/2026 Rate Sheet.

Since the Withdrawal Rates have increased, and no other Income Guarantee Features have changed, the changes are considered beneficial.

To obtain a current Prospectus and Rate Sheet or if you have any questions regarding this Rate Sheet, please contact your registered representative, visit us online at www.MassMutual.com/contact-us, or call our Service Center at (800) 272-2216 (8 a.m.–8 p.m. Eastern Time).

APPENDIX A – RetirePay  Income Guarantee Feature Terms

Income Guarantee Feature Terms:

•	Withdrawal Rates,

•	Income Guarantee Feature Charges, and

•	Investment Allocation Restrictions.

Withdrawal Rates:

SINGLE LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	4.55%	4.75%	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%	6.55%
62 – 66	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%	7.20%
67 – 71	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%	7.65%	7.85%
72 – 76	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%	7.70%	7.90%	8.10%	8.30%	8.50%
77 – 81	7.15%	7.35%	7.55%	7.75%	7.95%	8.15%	8.35%	8.55%	8.75%	9.00%	9.20%
82 – 86		8.75%	8.95%	9.15%	9.35%	9.55%	9.75%	9.95%	10.15%	10.40%	10.60%
87 – 91							11.15%	11.35%	11.55%	11.80%	12.00%
92+											13.45%

JOINT LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	4.00%	4.20%	4.40%	4.60%	4.80%	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%
62 – 66	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%
67 – 71	5.30%	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%
72 – 76	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%	7.95%
77 – 81	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%	8.20%	8.45%	8.65%
82 – 86		8.20%	8.40%	8.60%	8.80%	9.00%	9.20%	9.40%	9.60%	9.85%	10.05%
87 – 91							10.60%	10.80%	11.00%	11.25%	11.45%
92+											12.90%

•   Single Life Highest Anniversary Value Step-up Charge
•   Joint Life Highest Anniversary Value Step-up Charge
•   Single Life Highest Quarterly Value Step-up Charge
•   Joint Life Highest Quarterly Value Step-up Charge

1.45% 1.45% 1.60% 1.60%

Income Guarantee Feature Charges:

The current Income Guarantee Feature Charges applicable to your Contract are as follows:

•   Single Life Highest Anniversary Value Step-up Charge
•   Joint Life Highest Anniversary Value Step-up Charge
•   Single Life Highest Quarterly Value Step-up Charge
•   Joint Life Highest Quarterly Value Step-up Charge

1.45% 1.45% 1.60% 1.60%

The amount that is deducted from your Contract Value is equal to the Income Guarantee Feature Charge multiplied by the Benefit Base. We may increase the Income Guarantee Feature   Charges effective on any Contract Anniversary, with prior notice, but the charges will never exceed the maximum Income Guarantee Feature Charge. The maximum charge and additional information about the Income Guarantee Feature Charge can be found in the “Additional Benefits — Income Guarantee Features  — Income Guarantee Feature Charge” section of the current MassMutual Envision prospectus.

INVESTMENT ALLOCATION RESTRICTIONS

While your Income Guarantee Feature  is in effect, your investment allocations are restricted.

You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.

MML Asset Allocation Sub-Accounts:

MML American Funds Core Allocation
MML Balanced Allocation
MML BlackRock iShares®  60/40
MML BlackRock iShares®  80/20
MML Blend
MML Conservative Allocation
MML Growth Allocation
MML Moderate Allocation

Custom Allocation Program:

Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available Sub-Accounts: MML Fidelity Institutional AM® Core Plus Bond MML Inflation-Protected and Income MML Managed Bond MML Short-Duration Bond MML U.S. Government Money Market
Allocation Category 2	40%	70%

Available Sub-Accounts:
American Funds Insurance Series® Global Small Capitalization
American Funds Insurance Series® New World®
American Funds Insurance Series® Washington Mutual Investors
Columbia Variable Portfolio - Contrarian Core
Janus Henderson Enterprise
Janus Henderson Overseas
MML  American Century Mid Cap Value
MML American Funds Growth
MML  Blue Chip Growth
MML Equity Income
MML Focused Equity
MML Foreign
MML Fundamental Equity
MML Global
MML Income & Growth
MML Invesco Small Cap Equity
MML Loomis Sayles Large Cap Growth
MML MFS International Equity
MML Mid Cap Growth
MML Small Cap Growth Equity
Nomura VIP Growth

	Minimum Allocation	Maximum Allocation
Allocation Category 3	0%	30%

Available Sub-Accounts:
Fidelity® VIP Contrafund®
Fidelity® VIP Health Care
Fidelity® VIP Overseas
Fidelity® VIP Real Estate
Fidelity® VIP Strategic Income
Invesco V.I. Global Strategic Income
Invesco  V.I. International Growth
Janus Henderson Global Technology and Innovation
MML American Century Small Company Value
MML Equity
MML Invesco Discovery Mid Cap
MML Small/Mid Cap Value
MML Sustainable Equity
Nomura VIP Asset Strategy
PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your RetirePay by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. No change will be made without prior approval of the New York State Department of Financial Services. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your RetirePay.

If you have any questions regarding this Rate Sheet, please contact us toll free at (800) 272-2216.

Please keep this Rate Sheet for future reference.

MassMutual EnvisionSM Variable Annuity

Issued by Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Annuity Separate Account 4

This prospectus describes an individual variable deferred annuity contract with flexible premium payments (“Contract”) offered by Massachusetts Mutual Life Insurance Company (“MassMutual®,” “Company,” “we,” “us,” or “our”). The Contract may not be available in all states. The Contract offers a choice of features and benefits. You, as the Owner of the Contract (“you,” “Owner”), determine which ones may be appropriate for you, based on your financial circumstances and objectives. The fees and charges that you pay are based on the features and benefits that you select.

You may accumulate value under your Contract by allocating your money to a Fixed Account For Dollar Cost Averaging (“DCA Fixed Account”) and/or one or more variable investment divisions (“Sub-Accounts”) of Massachusetts Mutual Variable Annuity Separate Account 4 (“Separate Account”). Each Sub-Account, in turn, invests in one of the investment entities (“Funds”) listed in “Appendix A – Investment Options Available Under the Contract.” The investment options available to you are restricted if MassMutual RetirePaySM, MassMutual RetireCoreSM, or MassMutual RetireCoreSM Stacking (collectively referred to as the “Income Guarantee Features”) is in effect. See “Additional Benefits – Income Guarantee Features” for more information. Additionally, while there are currently no restrictions on available Sub-Accounts if you elect  the Highest Quarterly Value Death Benefit (“HQV Death Benefit”), we reserve the right to impose such restrictions in the future. See “Death Benefit – Death Benefit Amount During the Accumulation Phase – Highest Quarterly Value (HQV) Death Benefit.”

The Contract is a complex investment and involves risks, including potential loss of all amounts you allocate to a Sub-Account. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals may result in the assessment of a Contingent Deferred Sales Charge, income tax, and premature distribution taxes.

The Contract:

• is not a bank or credit union deposit or obligation.
• is not FDIC or NCUA insured.
• is not insured by any federal government agency.
• is not guaranteed by any bank or credit union.

• may go down in value.
• provides guarantees that are subject to our financial strength and claims-paying ability.

IF YOU ARE A NEW INVESTOR IN THE CONTRACT, YOU MAY CANCEL YOUR CONTRACT
WITHIN 10 DAYS OF RECEIVING IT WITHOUT PAYING FEES OR PENALTIES.

In some states this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract Value. You should review the prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission staff and is available at www.investor.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus is not an offer to sell the Contract in any jurisdiction where it is illegal to offer the Contract nor is it an offer to sell the Contract to anyone to whom it is illegal to offer the Contract.

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the MassMutual Envision  Variable Annuity.

Effective December 18, 2025

Glossary

Accumulation Phase. Your Contract’s Accumulation Phase begins on the date we issue your Contract and ends on the Annuity Date, the date you withdraw all of your Contract Value, or the date your Contract terminates.

Accumulation Unit. A unit of measure used to determine your value in a Sub-Account during the Accumulation Phase.

Age. The attained Age of any Owner or that of any Annuitant or Beneficiary, as applicable, at his or her last birthday, except with respect to fixed annuity payout rates. If the Contract is owned by a non-natural person (e.g., a corporation, trust or other entity), then Age shall mean the attained Age of any Annuitant at his/her last birthday, except with respect to fixed annuity payout rates. If you have elected an Income Guarantee Feature, this definition of Age also applies to the Covered Person. For the purpose of calculating Annuity Payments, Age will be determined based on each Annuitant’s nearest birthday on the Annuity Date. For example, Age 65 is considered the period of time between age 64 years, 6 months and one day, and age 65 years and 6 months.

Annual Lifetime Benefit Amount (ALBA). The maximum amount that may be withdrawn after the Guaranteed Lifetime Withdrawal Date in the current Contract Year without being considered an Excess Withdrawal while an Income Guarantee Feature  is in effect.

Annuitant. The person(s) on whose life Annuity Payments are based, with the exception of the period certain Annuity Option. The term Annuitant shall also include the joint Annuitant, if any. The Annuitant has no rights to the Contract.

Annuity Date. The date Annuity Payments begin. The latest date that the Contract Value may be applied to provide Annuity Payments is set forth in “The Annuity Phase – Latest Permitted Annuity Date.”

Annuity Options. Options available for Annuity Payments.

Annuity Payments. A series of payments that will be made pursuant to the Annuity Option you elect.

Annuity Phase. The period which begins on the Annuity Date and ends with the last Annuity Payment.

Beneficiary. The person(s) or entity(ies) that you designated to receive the death benefit provided by the Contract.

Benefit Base. The amount we use to determine your ALBA while an Income Guarantee Feature  is in effect.

Business Day. Every day the New York Stock Exchange or its successors (“NYSE”) is open for trading. Our Business Day ends at the Close of Business.

Close of Business. The time on a Business Day when the NYSE ends regular trading, usually at 4:00 p.m. Eastern Time.

Company. Massachusetts Mutual Life Insurance Company, which may also be referred to in this prospectus as “we,” “us,” or “our.”

Contingent Deferred Sales Charge (CDSC). A charge that may be assessed against each Purchase Payment you withdraw from the Contract.

Contract. The MassMutual Envision  Variable Annuity; an individual variable deferred annuity contract with flexible premium payments.

Contract Anniversary. An anniversary of the Issue Date of the Contract.

Contract Schedule Date. The effective date of any schedule to the Contract. A Contract schedule bearing the latest Contract Schedule Date will supersede all previous Contract schedules.

Contract Value. The sum of your value in the Sub-Accounts and in the DCA Fixed Account  during the Accumulation Phase.

Contract Withdrawal Value. The Contract Value less any applicable Premium Taxes not previously deducted; less any applicable annual contract maintenance charge; less any applicable CDSC; less any Purchase Payments credited to the Contract that have not yet cleared the bank, until they clear the bank.

Contract Year. The first Contract Year is the annual period which begins on the Issue Date and ends on the last calendar day before the first Contract Anniversary. Subsequent Contract Years begin on subsequent Contract Anniversaries.

Covered Person. The person(s) whose life is used to determine the duration of the ALBA provided under an Income Guarantee Feature.

Excess Withdrawal. Under any of the optional Income Guarantee Features, an Excess Withdrawal is:

(a)	prior to the Guaranteed Lifetime Withdrawal Date, any withdrawal, including the Free Withdrawal Amount, and

(b)	on or after the Guaranteed Lifetime Withdrawal Date, any portion of a withdrawal (including CDSCs applicable to the withdrawal) that causes the cumulative withdrawals to exceed the ALBA in that Contract Year and any withdrawal that occurs after the cumulative withdrawals exceed the ALBA in that Contract Year, unless the withdrawal is taken as a part of the Company’s Systematic Withdrawal Program established for the payment of RMDs, under which the RMD is calculated by the Company for the current calendar year based solely on the fair market value of the Contract as defined in IRC Section 401(a)(9) and no other withdrawals are taken within the Contract Year.

Fixed Account for Dollar Cost Averaging. An investment option within the General Account which may be selected during the Accumulation Phase and also is referred to as the “DCA Fixed Account.” The DCA Fixed Account is a fixed account from which assets are systematically transferred to any Sub-Account(s) you select.

Fixed Annuity Payments. Annuity Payments made during the Annuity Phase which we guarantee as to the dollar amount of each Annuity Payment.

Free Withdrawal Amount. An amount of your Purchase Payment(s) that you may withdraw that is not subject to the CDSC.

Fund. An investment entity into which the assets of a Sub-Account will be invested.

General Account. The Company’s General Investment Account, which supports the Company’s annuity and insurance obligations. The General Account’s assets include all of our assets, with the exception of the Separate Account and the Company’s other segregated asset accounts.

Good Order. An instruction or transaction request that we receive at our Service Center generally is considered in “Good Order” if:

(1) we receive it within the time limits, if any, prescribed in this prospectus for a particular request or transaction;

(2) it includes all information necessary for us to execute the request or transaction; and

(3) it is signed by you or persons authorized to provide instruction to engage in the request or transaction.

A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by our Service Center of the instructions related to the request or transaction in writing (or, when permitted, by telephone, fax or internet) along with all forms, information and supporting legal documentation we require to effect the request or transaction. This information generally includes to the extent applicable: the completed application or instruction form; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocation to and/or from the Sub-Accounts affected by the request or transaction; the signatures of all Owners; if necessary, Social Security Number or Tax Identification number; tax certification; and any other information or supporting documentation we may require including consents, certifications and guarantees. Instructions must be complete and sufficiently clear so that we do not need to exercise any discretion to follow such instructions. We will not accept instructions that require additional requirements or burdens not provided for within the Contract. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to affect the purchase. We may, in our sole discretion, determine whether any particular request or transaction is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time. If you have any questions you may contact our Service Center before submitting the form or request. See “Purchasing a Contract – Sending Requests in Good Order” for more information.

Guaranteed Lifetime Withdrawal Date. The date on which the Company guarantees the Withdrawal Rate and Lifetime Guarantee Rate for RetirePay and the initial Withdrawal Rate and initial Lifetime Guarantee Rate for  RetireCore and RetireCore Stacking, and on which you may begin receiving payments of the ALBA while an Income Guarantee Feature is in effect. This date cannot be prior to the youngest Covered Person attaining age 59½.

Highest Quarterly Value (HQV) Death Benefit. The greater of the Contract Value and the Highest Quarterly Value, determined as of the Close of Business on the Business Day on which we receive both due proof of death and an election of the payment method in Good Order at our Service Center. See “Death Benefit – Death Benefit Amount During the Accumulation Phase – Highest Quarterly Value (HQV) Death Benefit.”

Income Guarantee Feature(s). Three optional guaranteed lifetime withdrawal benefits available, at Contract issue, for an additional charge –  RetirePay,  RetireCore, and RetireCore Stacking.

Income Guarantee Feature Charge. An amount that is deducted from your Contract Value should you elect an optional Income Guarantee Feature.

Income Guarantee Feature Charge Increase Opt-Out. The right to opt out of an increase to your Income Guarantee Feature Charge. For more information, see “Additional Benefits – Income Guarantee Features – Income Guarantee Feature Charge Increase Opt-Out” in this prospectus.

Issue Date. The date the Contract became effective, as shown in the Contract schedule.

Lifetime Guarantee Rate. A percentage we multiply by the Benefit Base to determine the  ALBA once the Contract enters the Settlement Phase while an Income Guarantee Feature is in effect. For Contracts issued in New York, the Withdrawal Rate applies prior to and during the Settlement Phase while an Income Guarantee Feature is in effect and all references to “Lifetime Guarantee Rate” are replaced with “Withdrawal Rate.”

Non-Business Day. Any day when the NYSE is not open for trading.

Non-Qualified Contract. Your Contract is referred to as a Non-Qualified Contract if it is not used to fund a qualified plan such as an Individual Retirement Annuity (IRA) or Roth IRA.

Owner. The person(s) or entity (“you” and “your”) entitled to the ownership rights stated in the Contract. The term Owner also shall include the joint Owner, if any.

Premium Tax. A tax imposed on us by certain states and other jurisdictions when a Purchase Payment is made, when Annuity Payments begin, or when Contract Value is withdrawn.

Purchase Payment. Any amount paid to us by you or on your behalf with respect to the Contract during the Accumulation Phase. Purchase Payments may not be added after the Annuity Date. Restrictions will apply if an Income Guarantee Feature is in effect.

Qualified Contract. Your Contract is referred to as a Qualified Contract if it is used to fund a qualified plan such as an Individual Retirement Annuity (IRA) or Roth IRA.

Rate Sheet Prospectus Supplement. A periodic supplement to the information contained in this prospectus which sets forth the Withdrawal Rates, Lifetime Guarantee Rates, current Income Guarantee Feature Charges, Roll-Up Percentages, if applicable, and investment allocation restrictions under an Income Guarantee Feature. See “Additional Benefits – Income Guarantee Features” in this prospectus.

Required Minimum Distribution (RMD). A minimum amount the federal tax law requires to be withdrawn from certain Qualified Contracts each year. RMDs are generally required to begin by the required beginning date specified in IRC Section 401(a)(9).

Return of Purchase Payment (ROP) Death Benefit. The greater of the Contract Value or the total Purchase Payments reduced by an adjustment for any withdrawals, determined as of the Close of Business on the Business Day on which we receive both due proof of death and an election of the payment method in Good Order at our Service Center. See “Death Benefit – Death Benefit Amount During the Accumulation Phase – Return of Purchase Payment Death Benefit.”

Separate Account. The account that holds the assets underlying the Contract that are not allocated to the DCA Fixed Account. The assets of the Separate Account are kept separate from the assets of the General Account and the Company’s other separate accounts.

Service Center. MassMutual, Document Management Services  –  Annuities W360, PO Box 9067, Springfield, MA 01102-9067, (800) 272-2216, (fax) (866) 329-4272, (email) ANNfax@MassMutual.com, www.MassMutual.com. (Overnight mail address:  MassMutual, Document Management Services –  Annuities W360, 1295 State Street, Springfield, MA 01111-0001.)

Settlement Phase. When the Contract Value is reduced to zero due to a withdrawal that is not an Excess Withdrawal or due to the application of any charges against Contract Value while  an Income Guarantee Feature is in effect.

Sub-Account(s). Separate Account assets are divided into Sub-Accounts, which are listed on the Contract schedule. The assets of each Sub-Account will be invested in the shares of a single Fund.

Withdrawal Rate. A percentage we multiply by the Benefit Base to determine the ALBA prior to the Settlement Phase while an Income Guarantee Feature is in effect. For Contracts issued in New York, the Withdrawal Rate applies prior to and during the Settlement Phase while an Income Guarantee Feature is in effect.

Written Notice. A written or electronic communication or instruction we send to you. Any notice that we send to you will be sent to your last known address, unless you request otherwise via Written Request. You must promptly provide us with notice of any change of your address.

Written Request. A written communication or instruction you send to us in Good Order. We may consent to receiving requests electronically or by telephone at our Service Center.

Overview of the Contract

What is the Contract, and what is it designed to do? The MassMutual Envision  Variable Annuity is designed to enable you to accumulate assets through investments in one or more of the variable investment divisions (Sub-Accounts) of the Massachusetts Mutual Variable Annuity Separate Account 4 (Separate Account) and the DCA Fixed Account. The Contract can supplement your retirement income by providing a stream of income during the Annuity Phase. Before you begin receiving Annuity Payments, the Contract also provides a death benefit for your designated beneficiaries. The Contract may be appropriate if you have a long-term investment horizon. It is not intended for people who need to take early withdrawals or who intend to engage in frequent trading among the Sub-Accounts of the Separate Account.

How do I accumulate assets in the Contract and receive income from the Contract? The Contract has two phases:
1) the Accumulation Phase and 2) the Annuity Phase.

The Contract offers numerous underlying funds and one fixed account. A list of the investment options available under the Contract is provided at the back of this prospectus. See “Appendix A – Investment Options Available Under the Contract.”

Accumulation Phase

During the Accumulation Phase, subject to certain restrictions, including restrictions associated with an Income Guarantee Feature or the HQV Death Benefit, you may apply Purchase Payments to the Contract and allocate the Purchase Payments among:

○	the Sub-Accounts of the Separate Account, each of which invests in a mutual fund (Fund), with each Fund having its own investment strategy, investment adviser, expense ratio and returns, and

○	the DCA Fixed Account for a scheduled term of six or twelve months. Assets allocated to the DCA Fixed Account are credited with a fixed rate of interest and are systematically transferred to Sub-Accounts that you select.

Annuity Phase

During the Annuity Phase, you may receive Annuity Payments under the Contract by applying your Contract Value to a payment option.

○	Depending on the payment option you select, payments may continue for the life of one or two Annuitants or for a specified period between 10 and 30 years. The payments will remain the same throughout the Annuity Phase, unless you elect either of the Joint and 2/3 Survivor Annuity Options, which reduce payments on the death of the first Annuitant.

When you elect to receive Annuity Payments, the Contract Value is applied to an Annuity Option and you may no longer be able to withdraw money at will from the Contract. If you apply your Contract Value to an Annuity Option, the Accumulation Phase will end.

Your Income Guarantee Feature will terminate if you apply your Contract Value to an Annuity Option other than one of the Annuity Options under your Income Guarantee Feature. Upon the death of the last surviving Annuitant on or after the Annuity Date, the death benefit, if any, is as specified in the Annuity Option elected. Upon the death of the last surviving Annuitant during the Annuity Phase, any remaining payment under the elected Annuity Option will be paid to the Beneficiary. See “The Annuity Phase.”

What are the primary features and options that the MassMutual Envision  Variable Annuity offers?

•	Accessing your money. During the Accumulation Phase, you may make a partial or full withdrawal of your Contract Value by submitting a partial withdrawal form or full withdrawal form acceptable to us in Good Order to our Service Center. You may also submit the requests by other means that we authorize, such as email, telephone or fax. Contact our Service Center for details.

All withdrawals are subject to the limitations described in the prospectus. Withdrawal rights during the Annuity Phase will depend on the Annuity Option selected.

•	Tax treatment. You may transfer Contract Value among Sub-Accounts without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are generally taxed only when you make a partial or full withdrawal or when you receive an Annuity Payment under the Contract. The death benefit amount may be taxable to your beneficiaries.

•	Death Benefit. Your Contract includes a death benefit that will pay your designated beneficiaries in the event of your death prior to the Annuity Phase. You must select the ROP Death Benefit or, for an additional cost, the HQV Death Benefit at the time you apply for the Contract. The investment options available to you may be restricted if you elect the HQV Death Benefit. The HQV Death Benefit is not available for election if the oldest Owner (or Annuitant, if the Owner is a non-natural person) is over the Age of 75 (maximum Age for ROP Death Benefit is 85). You may not elect this benefit if you elected an Income Guarantee Feature. Once you select a death benefit feature and we issue the Contract, you cannot later select a different death benefit feature.

•	Income Guarantee Features. For an additional charge, you may elect an Income Guarantee Feature at time of Contract issue. RetirePay, RetireCore, and RetireCore Stacking are optional guaranteed lifetime withdrawal benefits under which we guarantee that you may take a certain amount of withdrawals annually for life, so long as you adhere to the requirements of the benefit (e.g., allocating your Contract Value only to the Sub-Accounts that are prescribed for this benefit). For complete information on the Income Guarantee Features, including charges and limitations, see “Additional Benefits – Income Guarantee Features.”

•	Additional Benefits and Services. We make certain additional services available under the Contract at no additional charge:

The Separate Account Dollar Cost Averaging Program allows you to transfer a set amount from a Sub-Account to any other Sub-Account on a regular schedule. The Automatic Rebalancing Program automatically rebalances your Contract Value among your selected Sub-Accounts in order to restore your allocation to the original level. You may participate only in one Program at a time, and you may not participate in either Program if any Contract Value is allocated to the DCA Fixed Account.

The Systematic Withdrawal Program allows you to set up automatic periodic withdrawals from your Contract Value. We will take any withdrawal under this Program proportionally from your Contract Value in your selected investment options.

The Terminal Illness Withdrawal Benefit allows you to withdraw all or a portion of your Contract Value without incurring a Contingent Deferred Sales Charge (CDSC) if we receive a Written Request in Good Order that certain conditions are met. See “Additional Benefits” for a full explanation of the required conditions.

The Nursing Home and Hospital Withdrawal Benefit allows you to withdraw all or a portion of your Contract Value without incurring a CDSC if we receive a Written Request in Good Order that you (or the Annuitant, if the Owner of the Contract is not a natural person) have been confined to a licensed nursing care facility or an accredited hospital and certain other conditions are satisfied. See “Additional Benefits” for a full explanation of the required conditions.

The Nursing Home and Hospital Withdrawal Benefit is not available in all states. See “Appendix G – State Variations of Certain Contract Features.”

The prospectus and Statement of Additional Information (SAI) describe all material terms and features of your Contract. Certain non-material provisions of your Contract may be different than the general description in the prospectus and the SAI, and certain riders may not be available because of legal requirements in your state. Any such state variations will be included in your Contract or in riders or endorsements attached to your Contract. See your Contract for specific variations. Also see “Appendix G – State Variations of Certain Contract Features.”

Important Information You Should Consider About the Contract

	FEES, EXPENSES, AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?

Yes. If you withdraw money from your Contract within  seven years following your last Purchase Payment, you may be assessed a Contingent Deferred Sales Charge (“CDSC”) of up to 7% of the value of the Purchase Payment withdrawn (less a 10% Free Withdrawal Amount), declining to 0% after the seventh year.
For example, if you purchased the Contract and withdrew the $100,000 initial Purchase Payment during the first two years after that Purchase Payment, you could be assessed a charge of up to $6,300 on the Purchase Payment withdrawn. This could result in a loss of principal regardless of market performance. This loss will be greater if income taxes or premature distribution taxes apply.

Charges and Deductions – Contingent Deferred Sales Charge (CDSC)
Are There Transaction Charges?	No. Currently, we do not assess any transaction charges.	Charges and Deductions

	FEES, EXPENSES, AND ADJUSTMENTS			LOCATION IN PROSPECTUS
Are There Ongoing Fees and Expenses?

Yes. The table below describes the fees and expenses that you may pay  each year, depending on the investment options and optional benefits you choose. Please refer to your Contract specifications page(s) for information about the specific fees you will pay each year based on the options you have elected.

Charges and Deductions
	Annual Fee	Minimum	Maximum
	Base Contract	1.32%(1)	1.32%(1)
	Fund fees and expenses	0.51%(2)	1.43%(2)
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.30%(3)	See Rate Sheet Prospectus Supplement(4)

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract,  which could result in the assessment of  CDSCs that substantially increase costs.

	Lowest Annual Cost:	Highest Annual Cost:(5)
	$1,596	$4,001

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Least expensive combination of Contract Share Classes and Fund fees and expenses

•

No optional benefits

•

No CDSC

•

No additional Purchase Payments, transfers, or withdrawals

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Most expensive combination of Contract Share Classes, optional benefits and Fund fees and expenses

•

No CDSC

•

No additional Purchase Payments, transfers, or withdrawals

(1)	Represents the mortality and expense risk charge and administrative charge (charged as a percentage of average account value in the Separate Account on an annualized basis) and the annual contract maintenance charge (a fixed dollar amount that may be waived for certain Contract Value amounts) collected during the Contract Year that are attributable to the Contract divided by the total average net assets that are attributable to the Contract.
(2)	As a percentage of Fund assets.
(3)	This charge is the lowest current charge for an optional benefit available with this contract. It is the current charge for the HQV Death Benefit.
(4)	This prospectus uses the Rate Sheet Prospectus Supplement to describe the maximum current charge you would pay for a single optional benefit, if elected. The current charge for each of the optional Income Guarantee Features are the same and represent the maximum current charge for an optional benefit available with this contract. See the applicable Rate Sheet Prospectus Supplement for the current charges for the Income Guarantee Features.
(5)	The calculation of the current highest annual cost assumes election of an Income Guarantee Feature.

	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract, including loss of principal.	Principal Risks of Investing in the Contract
Is This a Short-Term Investment?

No.

•

The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

•

CDSCs may apply for up to seven years following your last Purchase Payment.

•

If CDSCs apply, they will reduce the value of your Contract if you withdraw money during the  CDSC period. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long-time horizon.

•

Withdrawals may result in income taxes and premature distribution taxes.

Principal Risks of Investing in the Contract
What are the Risks Associated with the Investment Options?
•

An investment in the Contract is subject to the risk of poor investment performance of the Funds you choose and can vary depending upon the performance of the Funds available under the Contract.

•

Each Fund and fixed account has its own unique risks.

•

You should review the investment options, including prospectuses for the available Funds and the terms of any fixed account, before making an investment decision.

Principal Risks of Investing in the Contract
What are the Risks Related to the Insurance Company?
•

Any obligations (including under any fixed account), guarantees, and benefits of the Contract are subject to the claims-paying ability of MassMutual. If MassMutual experiences financial distress, it may not be able to meet its obligations to you. More information about MassMutual, including its financial strength ratings, is available at www.MassMutual.com/ratings.

Principal Risks of Investing in the Contract

	RESTRICTIONS	LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?

Yes.

•

MassMutual reserves the right to remove or substitute Funds as investment options available under the Contract.

•

We reserve the right to limit transfers if frequent or large transfers occur.

•

We reserve the right to reject subsequent Purchase Payments into the DCA Fixed Account to establish a DCA  Term or into a current DCA Term.

•

While an Income Guarantee Feature is in effect, the investment options available to you are restricted. For current investment option restrictions, see the current Rate Sheet Prospectus Supplement (for prospective Contract Owners) or the Rate Sheet Prospectus Supplement included at the time of Contract delivery (for existing Contract Owners). Historical Rate Sheets can be found in Appendix H.

•

If you have elected the HQV Death Benefit, the investment options available to you may be restricted.

General Information about Massachusetts Mutual Life Insurance Company, the Separate Account and the Investment Options – The Funds
Transfers and Transfer Programs – Limits on Frequent Trading and Market Timing Activity
Additional Benefits – Income Guarantee Features
Death Benefit – Death Benefit During the Accumulation Phase – Highest Quarterly Value (HQV) Death Benefit

	RESTRICTIONS	LOCATION IN PROSPECTUS
Are There Any Restrictions on Contract Benefits?

Yes.

•

You may not elect the HQV Death Benefit if you elect an Income Guarantee Feature.

•

Your Contract will be subject to investment allocation restrictions while  an Income Guarantee Feature is in effect. This means you will be limited in your choice of Sub-Account investments, and may be limited in how much you can invest in certain Sub-Accounts. We impose these allocation restrictions to reduce the risk of investment losses that may require us to use our General Account assets to honor the guarantees under  the Income Guarantee Features.

•

If you have elected an Income Guarantee Feature, withdrawals that are prior to the Guaranteed Lifetime Withdrawal Date are Excess Withdrawals. On or after the Guaranteed Lifetime Withdrawal Date, the portion of a withdrawal (including CDSCs) from the Contract Value that causes the cumulative withdrawals to exceed the ALBA in that Contract Year will be an Excess Withdrawal unless the withdrawal is taken as a part of the Company’s Systematic Withdrawal Program established for the payment of RMDs, under which the RMD is calculated by the Company and no other withdrawals are taken within the Contract Year. Any withdrawal that occurs after the cumulative withdrawals exceed the ALBA in that Contract Year will also be an Excess Withdrawal. Excess Withdrawals can result in a significant reduction or elimination of your Benefit Base, depending upon the amount of the withdrawal. An Excess Withdrawal will also reduce the Roll-Up Base for RetireCore and RetireCore Stacking, and the Roll-Up Value for RetireCore.

•

After the first Contract Year, you may not make additional Purchase Payments that total more than $10,000 in a Contract Year while RetirePay is in effect, and $25,000 in a Contract Year while either RetireCore or RetireCore Stacking are in effect. You may not make additional Purchase Payments on or after the Guaranteed Lifetime Withdrawal Date while an Income Guarantee Feature is in effect or after you elect the Income Guarantee Feature Charge Increase Opt-Out.

•

Once you select a death benefit, it cannot be canceled or changed.

•

Withdrawals (including withdrawals of the ALBA if an Income Guarantee Feature is in effect) will negatively impact the ROP Death Benefit.

•

Withdrawals will negatively impact the HQV  Benefit.

•

If you elect the  HQV Death Benefit, once the Contract Anniversary after the oldest Owner (or oldest Annuitant, if the Contract is owned by a non-natural person) attains age 80 has occurred, the Annual Lock-In Feature (ALIF) will no longer recalculate on each Contract Anniversary. The ALIF will remain as the last calculated ALIF adjusted by subsequent Purchase Payments and withdrawals.

Additional Benefits – Income Guarantee Features Death Benefit – Death Benefit During the Accumulation Phase – Highest Quarterly Value (HQV) Death Benefit

	TAXES	LOCATION IN PROSPECTUS
What are the Contract’s Tax Implications?
•

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.

•

If your Contract is funding a qualified retirement plan or individual retirement annuity (IRA), you do not receive any additional tax benefit.

•

Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay an additional income tax if you take a withdrawal before age 59½. Earnings for this purpose consist of Contract Value in excess of your after-tax investment (cost basis) in the Contract.

Taxes

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How are Investment Professionals Compensated?
•

Your registered representative may receive compensation, in the form of commissions, for selling the Contract to you. If your registered representative is also a MassMutual insurance agent, they are also eligible for certain cash and non-cash benefits from MassMutual. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency (contract retention). Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of the Contract may help these registered representatives and their supervisors qualify for such benefits.

•

This conflict of interest may influence your registered representative to offer or recommend the Contract over another investment.

Distribution
Should I Exchange my Contract?
•

In general you should be aware that some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. Thus, in general, you should only exchange your annuity contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate your existing contract, that it is preferable for you to purchase the new annuity rather than continue to own the existing annuity.

Purchasing a Contract

Additional Information about Fees

The following tables describe the fees and expenses you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page(s) for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. State Premium Taxes may also be deducted.

Transaction Expenses	Maximum	Current
Contingent Deferred Sales Charge(1) (as a percentage of Purchase Payment withdrawn)	7%	7%
(1)	The CDSC percentage charged is based on the number of full years from when the purchase payment is applied to the Contract to the date it is withdrawn. See Appendix B for an example.
The  CDSC percentages are 7% (for first three years), 6% (for 4th year), 5% (for 5th year), 4% (for 6th year), 3% (for 7th year), and 0% (for 8th year and later).
See “Charges and Deductions – Contingent Deferred Sales Charge (CDSC)” for more information.

The next table describes the fees and expenses you will pay each year during the time you own the Contract, not including underlying Fund fees and expenses. If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses	Maximum	Current
Administrative Expenses	$40 per Contract Year(1)	$40 per Contract Year(1)
Base Contract Expenses (as a percentage of average account value)	1.30%(2)	1.30%(2)
(1)	This represents the annual contract maintenance charge. We currently waive this charge if your Contract Value is $100,000 or more when the deduction is made. We assess the charge on each Contract Anniversary and when you make a full withdrawal. For Contracts issued in New York, the charge is deducted on a pro-rated basis for full withdrawals.
(2)	The Base Contract Expenses represent the sum of the mortality and expense risk charge and the administrative charge. The current and maximum mortality and expense risk charge is 1.15% annually and the current and maximum administrative charge is 0.15% annually. These charges are a percentage of average account value in the Separate Account on an annualized basis.

Optional Benefit Expenses	Maximum	Current

HQV Death Benefit(1) (as a percentage of the Highest Quarterly Value)

Income Guarantee Features - RetirePay, RetireCore, and RetireCore Stacking (as a percentage of the Benefit Base)(1)
Single Life Highest Anniversary Value Step-up
Joint Life Highest Anniversary Value Step-up
Single Life Highest Quarterly Value Step-up
Joint Life Highest Quarterly Value Step-up

	0.30% 2.50% 2.50% 2.50% 2.50%	0.30% —(2) —(2) —(2) —(2)
(1)	We deduct 25% of the annualized current charge from your Contract Value in the Sub Accounts in which you are invested on a quarterly basis in arrears.
(2)	For current Income Guarantee Feature Charges, see the current Rate Sheet Prospectus Supplement (for prospective Contract Owners) or the Rate Sheet Prospectus Supplement included at the time of Contract delivery (for existing Contract Owners). Historical Rate Sheets can also be found in Appendix H.

Annual Fund Operating Expenses

The next item shows the minimum and maximum operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A.

Charge	Minimum	Maximum
Range of annual Fund operating expenses (including management fees, distribution and/or service (12b-1) fees and other expenses).(1)	0.51%	1.43%
(1)	The Fund expenses used to prepare this item were provided to us by the Funds. We have not independently verified such information provided to us by Funds that are not affiliated with us.

The information above describes the fees and expenses you pay related to the Contract. For information on compensation we may receive from the Funds and their advisers and sub-advisers, see “General Information about Massachusetts Mutual Life Insurance Company, the Separate Account and the Investment Options – Compensation We Receive from Funds, Advisers and Sub-Advisers.” For information on compensation we pay to broker-dealers selling the Contract, see “Distribution.”

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other contracts that offer variable options. These costs include Owner transaction expenses, annual Contract expenses, and Fund fees and expenses.

The examples assume all Contract Value is allocated to the Funds. Your costs could differ from those shown below if you invest in the fixed account option.

The first example assumes that you invest $100,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Fund expenses and  an Income Guarantee Feature is in effect for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Maximum Expenses				Current Expenses
Years	1	3	5	10	1	3	5	10
If you withdraw all of your Contract Value at the end of each year shown
Maximum Fund operating expenses	$11,530	$22,177	$31,284	$55,264	$10,480	$19,027	$26,034	$44,764
Minimum Fund operating expenses	$10,610	$19,268	$26,179	$43,713	$ 9,560	$16,175	$21,125	$34,145
If you do not withdraw any of your Contract Value at the end of each year shown
Maximum Fund operating expenses	$ 5,230	$15,877	$26,784	$55,264	$ 4,180	$12,727	$21,534	$44,764
Minimum Fund operating expenses	$ 4,310	$12,968	$21,679	$43,713	$ 3,260	$9,875	$16,625	$34,145
If you decide to begin the Annuity Phase at the end of each year shown
Maximum Fund operating expenses	N/A	N/A	$26,784	$55,264	N/A	N/A	$21,534	$44,764
Minimum Fund operating expenses	N/A	N/A	$21,679	$43,713	N/A	N/A	$16,625	$34,145

We estimate that the annual contract maintenance charge under the current expenses and maximum expenses would be $0 or, as a percentage, 0.00%.

The next example assumes that you invest $100,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the least expensive combination of annual Fund expenses and assumes no Income Guarantee Feature is in effect and that you have elected the ROP Death Benefit. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Maximum Expenses				Current Expenses
Years	1	3	5	10	1	3	5	10
If you withdraw all of your Contract Value at the end of each year shown
Maximum Fund operating expenses	$9,030	$14,677	$18,784	$30,264	$9,030	$14,677	$18,784	$30,264
Minimum Fund operating expenses	$8,110	$11,905	$14,146	$20,932	$8,110	$11,905	$14,146	$20,932
If you do not withdraw any of your Contract Value at the end of each year shown
Maximum Fund operating expenses	$2,730	$ 8,377	$14,284	$30,264	$2,730	$ 8,377	$14,284	$30,264
Minimum Fund operating expenses	$1,810	$ 5,605	$ 9,646	$20,932	$1,810	$ 5,605	$ 9,646	$20,932
If you decide to begin the Annuity Phase at the end of each year shown
Maximum Fund operating expenses	N/A	N/A	$14,284	$30,264	N/A	N/A	$14,284	$30,264
Minimum Fund operating expenses	N/A	N/A	$ 9,646	$20,932	N/A	N/A	$ 9,646	$20,932

We estimate that the annual contract maintenance charge under the current expenses and maximum expenses would be $0 or, as a percentage, 0.00%.

The examples should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. The assumed 5% annual rate of return is purely hypothetical. Actual returns may be greater or less than the assumed hypothetical return.

Principal Risks of Investing in the Contract

There are risks associated with investing in the Contract.

Market Risk.  You can lose money in a variable annuity, including potential loss of your entire amount invested.  The value of your investment and any returns will depend on the performance of the Funds you select. Those Funds could decline in value very significantly, and the risk of loss varies with each Fund.  You bear the risk of any decline in your Contract Value resulting from the poor performance of the Funds you have selected. The investment risks are described in the prospectuses for the Funds.

Early Withdrawal Risk. Variable annuities are not a short-term investment vehicle. The  CDSC may apply for a number of years, so the Contract should only be purchased for the long-term. Under some circumstances, you may receive less than the sum of your Purchase Payments. In addition, full or partial withdrawals will be subject to income tax to the extent that they consist of earnings and a 10% additional income tax may apply to the taxable portion if taken before age 59½. Accordingly, you should carefully consider your income and liquidity needs before purchasing a Contract. Additional information about these risks appear in “Important Information You Should Consider About the MassMutual Envision  Variable Annuity Contract,”   “Withdrawals,” and “Taxes.”

Contract Benefits Risk. Investment Restrictions – Opportunity Risks. Electing an Income Guarantee Feature restricts your choice of available Funds. Additionally, while there are currently no restrictions on available Sub-Accounts if you elected the HQV Death Benefit, we reserve the right to impose such restrictions in the future. These restrictions are intended to protect us financially, in that they reduce the likelihood that we will have to pay guaranteed benefits under an Income Guarantee Feature or the HQV Death Benefit from our own assets. These restrictions could result in an opportunity cost – in the form of Funds that you did not invest in that ultimately might generate superior investment performance. Thus, you should consider these restrictions when deciding whether to elect an Income Guarantee Feature or the HQV Death Benefit.

Risk Associated With Election of an Income Guarantee Feature. The Income Guarantee Features include several requirements and limitations that must be adhered to in order to preserve and maximize the guarantees we offer under the benefit. If you fail to adhere to these requirements, that may diminish the value of the benefit and even possibly cause termination of the benefit. In addition, it is possible that you will pay fees for an Income Guarantee Feature without fully realizing the guarantees available under the benefit. For example, Excess Withdrawals can result in a significant reduction of your Benefit Base, depending upon the amount of the withdrawal. An Excess Withdrawal will also reduce the Roll-Up Base for RetireCore and RetireCore Stacking and the Roll-Up Value for RetireCore. Additionally, if your Contract terminates before the Settlement Phase, you will not have maximized the benefits provided under your Income Guarantee Feature.

Risks Associated With Election of the ROP Death Benefit or the HQV Death Benefit. Withdrawals reduce the death benefit on a pro-rata basis. If you elected the HQV Death Benefit, once the Contract Anniversary after the oldest Owner (or oldest Annuitant, if the Contract is owned by a non-natural person) attains age 80 has occurred, the ALIF will no longer recalculate on each Contract Anniversary. The ALIF will remain as the last calculated ALIF adjusted by subsequent Purchase Payments and withdrawals.

Insurance Company Risk. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promise that exceed the value of the assets in the Separate Account. Similarly, our experiencing financial difficulty could interfere with our ability to fulfill our obligations under the DCA Fixed Account and other General Account obligations.

Contract Changes Risk. We reserve the right to limit transfers. We also reserve the right to remove or substitute Funds as investment options available under the Contract and to reject subsequent Purchase Payments into the DCA Fixed Account to establish a DCA Term or into a current DCA Term. We may impose limits on the minimum and maximum amounts that you may invest or other transaction limits that may limit your use of the Contract. See “Other Information – Reservation of Rights” for more information.

Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the Contract, and prior to age 59½ an additional 10% federal income tax may apply to the taxable portion. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains. Earnings for this purpose consist of Contract Value in excess of your after-tax investment in the Contract.

Cybersecurity and Certain Business Continuity Risks.  Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.

For additional detail regarding cybersecurity and related risks, please see “Other Information – Computer System, Cybersecurity, and Service Disruption Risks” in this prospectus.

General Information about Massachusetts Mutual Life Insurance Company, the Separate Account and the Investment Options

The Company

MassMutual and its domestic life insurance subsidiaries provide individual and group life insurance, disability insurance, individual and group annuities and guaranteed interest contracts to individual and institutional customers in all 50 states of the U.S., the District of Columbia and Puerto Rico. Products and services are offered primarily through MassMutual’s distribution channels: MassMutual Financial Advisors, MassMutual Strategic Distributors, Institutional Solutions and Worksite.

MassMutual is organized as a mutual life insurance company. MassMutual’s home office is located at 1295 State Street, Springfield, Massachusetts 01111-0001.

Financial Condition of the Company

We use General Account assets for many purposes, including to pay death benefits, Annuity Payments, withdrawals and transfers from any fixed account and to pay amounts we provide to you through any elected additional feature that are in excess of your Contract Value allocated to the Separate Account. Any amounts that we may be obligated to pay under the Contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our General Account, but only to the extent they exceed our liabilities under the Contract and other contracts we issue that are funded by the Separate Account.

We issue other types of insurance policies and financial products as well, and we pay our obligations under those products from our assets in the General Account.

As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our General Account to our insurance policies and financial products. We monitor our reserves so that we hold sufficient amounts to cover actual or expected Contract and claims payments. In addition, we hedge our investments in our General Account and may require that purchasers of certain of our variable insurance products allocate Purchase Payments and Contract Value according to specified investment requirements. Even with these safeguards in place, there are risks to purchasing any insurance product and there is no guarantee that we will always be able to meet our claims-paying obligations.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion if the insurer suffers a financial setback because of the inherent risks in the insurer’s operations. These risks include losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets – e.g., bonds, mortgages, general real estate investments, and stocks – as well as the loss in market value of these investments.

We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investment in that portfolio.

The MassMutual financial information in the SAI includes a more detailed discussion of the risks inherent in our General Account assets. We encourage both existing and prospective Owners to read and understand our financial statements.

The Separate Account

We established Massachusetts Mutual Variable Annuity Separate Account 4 (Separate Account) as a separate account under Massachusetts law on July 9, 1997. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (1940 Act).

The Separate Account holds the assets that underlie the Contracts (and certain other contracts that we issue), except any assets allocated to our General Account. We keep the Separate Account assets separate from the assets of our General Account and other separate accounts. The Separate Account is divided into Sub-Accounts, each of which invests exclusively in a single Fund.

We own the assets of the Separate Account. We credit gains to, or charge losses against, the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account’s assets may not be used to pay any of our liabilities other than those arising from the Contracts (or other contracts that we issue and that are funded by the Separate Account). If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our General Account.

The obligations of the Separate Account are not our generalized obligations and will be satisfied solely by the assets of the Separate Account. We are obligated to pay all amounts promised to investors under the Contract.

We reserve the right, subject to compliance with applicable federal securities laws and regulations and any other federal or state law, to make certain changes to the structure and operation of the Separate Account, including, among other things:

•	eliminate, combine or add Sub-Accounts;

•	combine the Separate Account or any Sub-Account(s) with one or more different separate account(s) or Sub-Account(s);

•	close existing Sub-Accounts to allocations of new Purchase Payments and Contract Value by current or new Owners;

•	transfer assets of the Separate Account or any Sub-Account that we may determine to be associated with the class of contracts in which the Contract belongs to another separate account or Sub-Account;

•	operate the Separate Account as a management investment company under the 1940 Act, or as any other form permitted by law;

•	add or remove Funds or Fund classes in which the Sub-Accounts invest; and

•	substitute a new Fund for a Fund in which a Sub-Account currently invests (new or substitute Funds may have different fees and expenses).

In the event we exercise these rights, we will provide advance Written Notice to the Owner(s).

Fixed Account For Dollar Cost Averaging (DCA Fixed Account)

We offer a Fixed Account For Dollar Cost Averaging (the DCA Fixed Account) as an investment option under the Contract. Purchase Payments allocated to the DCA Fixed Account become part of our General Account which supports insurance and annuity obligations. Information regarding the DCA Fixed Account, its term, and its minimum guaranteed interest rate, is available in an appendix to this Prospectus. See “Appendix A – Investment Options Available Under the Contract.”

If you are participating in a DCA Fixed Account Term, the Automatic  Rebalancing Program and the Separate Account Dollar Cost Averaging Program are not available to you.

You may not participate in a DCA Fixed Account Term if an Income Guarantee Feature  is in effect.

Description

The DCA Fixed Account is a fixed account from which assets are systematically transferred to any Sub-Account(s) you select. No transfers may be made to the DCA Fixed Account from any Sub-Account maintained under the Contract.

How to Participate in the DCA Fixed Account

You can elect the DCA Fixed Account at the time your Contract is issued or at a later date by submitting a Written Request and applying a Purchase Payment of at least $5,000 to a DCA Term. We reserve the right to reject subsequent Purchase Payments into the DCA Fixed Account to establish a DCA Fixed Account Term. For Contracts issued in New York, we will only exercise this right if the yield on investments would not support the minimum guaranteed interest rate. If we exercise this right, we will do so in the same manner for all Owners of Contracts issued in New York, and we will provide Owners with thirty (30) calendar days prior Written Notice of any change in procedures related to the duration of the DCA Term, our refusal of Purchase Payments into the DCA Fixed Account or a decision to discontinue offering the DCA Fixed Account.

You cannot transfer current Contract Value into the DCA Fixed Account.

You may apply additional Purchase Payments to a current DCA Term. Such additional Purchase Payments will be added to the amount in the current DCA Fixed Account term for the remaining period of the current DCA Fixed Account term. No transfers may be made to the DCA Fixed Account term from any Sub-Account maintained under the Contract. We reserve the right to reject subsequent Purchase Payments into a current DCA Term.

DCA Term

You may elect a DCA Term for a period of either six or 12 months, beginning with the receipt of a new Purchase Payment allocated to the DCA Fixed Account and a Written Request to establish a DCA Term. Only one DCA Fixed Account term may be operative at a time. If you elect to make an allocation to a DCA Fixed Account, but your Annuity Date will occur prior to the end of that DCA term, your DCA Term will expire on your Annuity Date.

DCA Fixed Account Value

Unless specified otherwise, the DCA Fixed Account Value at any time is equal to:

(1) any Purchase Payments allocated to the DCA Fixed Account; plus

(2) Any interest credited to that portion of the Contract Value allocated to the DCA Fixed Account; less

(3) Any Contract Value transferred from the DCA Fixed Account; less

(4) Any prior withdrawals of Contract Value from the DCA Fixed Account and any applicable charges; less

(5) Applicable charges, fees, or taxes.

With regard to credited interest that is part of the DCA Fixed Account Value, we periodically determine the interest rate at our sole discretion, but guarantee that the rate will not be less than 1% or the applicable state nonforfeiture interest rate, whichever is greater. Information regarding the  DCA Fixed Account is available in an appendix to this Prospectus. See “Appendix A – Investment Options Available Under the Contract” for the applicable minimum guaranteed interest rate. Interest will be credited daily and is compounded daily at an effective annual yield. The interest rate credited to each Purchase Payment applied to the DCA Fixed Account will not change for the duration of the DCA Fixed Account Term, except to account for any applicable increase to the applicable state nonforfeiture interest rate. We may apply different interest rates to different portions of the DCA Fixed Account Value, based upon the date on which a Purchase Payment is applied to the DCA Fixed Account.

A DCA Term will terminate:

•	at the scheduled end of the DCA Term;

•	if you withdraw the total Contract Value;

•	upon our receipt of due proof of the Owner’s death and election of the payment method by any Beneficiary;

•	if you apply your entire Contract Value to an Annuity Option; or

•	if we receive a Written Request from you to terminate the DCA Fixed Account at our Service Center prior to the next transfer date.

If the DCA Term terminates due to the Owner’s death or upon Written Request, the remaining value in the DCA Fixed Account will be allocated in accordance with your current allocation instructions, unless you indicate otherwise.

DCA Transfers

Except for the scheduled DCA Fixed Account transfers, no transfers may be made from the DCA Fixed Account before the expiration or termination of the DCA Fixed Account term. DCA Fixed Account transfers will be made on the scheduled transfer dates. If a scheduled transfer date is not a Business Day, the transfer will be made on the next Business Day. Transfers from the DCA Fixed Account are calculated on a first-in, first-out basis, which means the oldest Purchase Payments are transferred first. Scheduled transfers will begin five Business Days after the establishment of the DCA Term and will be made from the DCA Fixed Account monthly. You may elect to have the scheduled transfers made to any available Sub-Accounts.

Withdrawals When Contract Value Allocated To DCA Fixed Account

If you make a partial withdrawal and you have Contract Value allocated to the DCA Fixed Account, such withdrawal will be made from the Sub-Accounts and the DCA  Fixed Account in the ratio that your Contract Value in each Sub-Account and the DCA  Fixed Account  bears to your Contract Value. Partial withdrawals from the DCA Fixed Account are calculated on a first-in, first-out basis, which means the oldest Purchase Payments are withdrawn first.

Suspension or Deferral of Payments

We reserve the right to suspend or postpone payments for a partial or total withdrawal or transfer from the DCA Fixed Account for a period of up to six months, subject to state insurance department approval, if applicable. With regard to transfers, we will disclose to you the specific date on which the transfer will be effective, the reason for the delay, and the value of the transfer as of the date we receive the request.

The Funds

Information about each Fund, including its name, type or investment objective, investment adviser(s) expenses and performance is available in an appendix to this Prospectus. See “Appendix A – Investment Options Available Under the Contract.” There is no assurance that any of the Funds will achieve their stated objectives. Contract Value allocated to a Sub-Account will vary based on the investment experience of the corresponding Fund in which the Sub-Account invests. There is a risk of loss of the entire amount invested.

These Funds are only available to insurance company separate accounts and qualified retirement plans, are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names and investment goals and policies that are sold directly to the public. While a Fund may have many similarities to these other publicly available mutual funds, you should not expect the investment results of the Fund to be the same as the investment results of those publicly available mutual funds. We do not guarantee or make any representation that the investment results of the Funds will be comparable to the investment results of any other mutual fund, even a mutual fund with the same investment adviser or manager.

The prospectus for each Fund contains more detailed information about the Fund. You may obtain copies of the Fund prospectuses by contacting our Service Center. If you received a summary prospectus for a Fund, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Fund prospectus.

Addition, Removal, Closure, or Substitution of Funds

We have the right to change the Funds offered through the Contract, but only as permitted by law. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Changes may only impact certain Owners. Examples of possible changes include: adding new Funds or fund classes; removing existing Funds or fund classes; closing existing Funds or fund classes; or substituting a Fund with a different Fund. New or substitute Funds may have different fees and expenses. We will not add, remove, close or substitute any shares attributable to your interest in a Sub-Account without notice to you and prior approval of the SEC, to the extent required by applicable law. We reserve the right to transfer Separate Account assets to another separate account that we determine to be associated with the class of contracts to which your Contract belongs.

Conflicts of Interest

The Funds available with the Contract may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Separate Account and other separate accounts of MassMutual. Although we do not anticipate any disadvantages to this, it is possible that a material conflict may arise between the interests of the Separate Account and one or more of the other separate accounts participating in the Funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect Owners and payees, including withdrawing the Separate Account from participation in the Funds involved in the conflict or substituting shares of other funds.

We do not recommend or endorse any particular Fund, and we do not provide investment advice. You are responsible for choosing the Funds, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. You bear the risk of any decline in your Contract Value resulting from the performance of the Funds that you choose.

Selection of Funds

When we select the Funds offered through the Contract, we consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capabilities and qualifications of each investment firm. We may also consider whether the Fund, its service providers (e.g., the investment adviser or sub-advisers), or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the Fund can provide marketing and distribution support for sales of the Contracts. (For additional information on these arrangements, see the section below entitled “Compensation We Receive from Funds, Advisers and Sub-Advisers.”) We review the Funds periodically and may remove a Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that a Fund no longer satisfies one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Owners.

Compensation We Receive from Funds, Advisers and Sub-Advisers

Compensation We Receive from Advisers and Sub-Advisers

We and certain of our insurance affiliates receive compensation from the advisers and sub-advisers to some of the Funds. We may use this compensation to pay expenses that we incur in promoting, issuing, distributing and administering the Contract, and in providing services on behalf of the Funds in our role as intermediary to the Funds. The amount of this compensation is determined by multiplying a specified annual percentage rate by the average net assets held in that Fund that are attributable to the variable annuity and variable life insurance products issued by us and our affiliates that offer the particular Fund (MassMutual’s variable contracts). These percentage rates differ, but currently do not exceed 0.25%. Some advisers and sub-advisers pay us more than others; some do not pay us any such compensation.

The compensation may not be reflected in a Fund’s expenses because this compensation may not be paid directly out of a Fund’s assets. These payments also may be derived, in whole or in part, from the advisory fee deducted from Fund assets. Owners, through their indirect investment in the Funds, bear the costs of these advisory fees (see the Funds’ prospectuses for more information).

In addition, we may receive fixed dollar payments from the advisers and sub-advisers to certain funds so that the adviser and sub-adviser can participate in sales meetings conducted by MassMutual. Attending such meetings provides advisers and sub-advisers with opportunities to discuss and promote their funds. For a list of the Funds whose advisers and sub-advisers currently pay such compensation, visit www.MassMutual.com/legal/compensation-arrangements or call our Service Center.

Compensation We Receive from Funds

We and certain of our affiliates also receive compensation from certain Funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of the Fund’s assets and may be as much as 0.25% of the average net assets of an underlying Fund which are attributable to MassMutual’s variable contracts. An investment in a Fund with a 12b-1 fee will increase the cost of your investment in the Contract.

Voting Rights

We are the legal owner of the Fund shares. When a Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain, from you and other Owners, instructions as to how to vote those shares.

When we receive those instructions, we will vote all the shares for which we do not receive voting instructions in proportion to those instructions. This will also include any shares that we own on our own behalf. This may result in a small number of Owners controlling the outcome of a vote. If we determine that we are no longer required to vote shares in accordance with Owner instructions, we will vote the shares in our own right.

During the Accumulation Phase, we determine the number of shares you may vote by dividing your Contract Value in each Fund by $100, including fractional shares. You do not have any voting rights during the Annuity Phase.

We may, when required by state insurance regulatory authorities, disregard voting instructions, if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment objective of a Fund or to approve or disapprove an investment advisory contract for the Fund. In addition, we may disregard voting instructions that would require a change in the investment policy or investment adviser of one or more of the available Funds. Our disapproval of such change must be reasonable and based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the Fund’s objectives and purpose. If we disregard Owner voting instructions, we will advise Owners of our action and the reasons for such action.

Charges and Deductions

This section describes the charges and deductions we make under the Contract to compensate us for the services and benefits we provide, costs and expenses we incur and risks we assume. We may profit from the charges deducted and we may use any such profits for any purpose, including payment of marketing and distribution expenses. These charges and deductions reduce the return on your investment in the Contract.

Insurance Charges

Each Business Day we deduct our insurance charges from the assets of the Separate Account. This charge is calculated based on a percentage of the daily value of the assets invested in each Fund, after Fund expenses are deducted. We do this as part of our calculation of the value of the Accumulation Units. The insurance charge has two parts: (1) the mortality and expense risk charge and (2) the administrative charge.

Mortality and Expense Risk Charge

The mortality and expense risk charge is for:

•	the mortality risk associated with the insurance benefits provided, including our obligation to make Annuity Payments after the Annuity Date regardless of how long all Annuitants live, the death benefits, and the guarantee of rates used to determine your Annuity Payments during the Annuity Phase; and

•	the expense risk that the current charges will be insufficient to cover the actual cost of administering the Contract.

Mortality and Expense Risk Charge
When Charge is Deducted	Current (annual rate)	Maximum (annual rate)
Daily as a percentage of the daily value of the assets invested in each Sub-Account	1.15%	1.15%

For all Contracts, if the amount of the charge is more than sufficient to cover the mortality and expense risk, we will make a profit on the charge. We may use this profit for any purpose, including the payment of marketing and distribution expenses for the Contract. If the mortality and expense risk charge is not sufficient to cover the mortality and expense risk, we will bear the loss.

Administrative Charge

This charge reimburses us for the expenses associated with the administration of the Contract and the Separate Account. Some of these expenses are: preparation of the Contract, confirmations, annual reports and statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. The table below reflects the current and maximum charge.

Administrative Charge
When Charge is Deducted	Current (annual rate)	Maximum (annual rate)
Daily as a percentage of the daily value of the assets invested in each Sub-Account	0.15%	0.15%

Annual Contract Maintenance Charge

This charge reimburses us for the costs of maintaining the Contract. We will deduct the annual contract maintenance charge proportionately from the Sub-Account(s) you have selected.

Annual Contract Maintenance Charge
Contract Value at Time Charge is Deducted	When Charge is Deducted	Current	Maximum
Less than $100,000	On each Contract Anniversary or total withdrawal(*)	$40	$40
$100,000 or more	Not applicable	N/A	N/A
(*)	For Contracts issued in New York, when you make a total withdrawal we will assess a pro-rated charge based on the ratio of (a) the total calendar days elapsed since the last Contract Anniversary and (b) the total calendar days in the Contract Year.

Contingent Deferred Sales Charge (CDSC)

We do not deduct a sales charge when we receive a Purchase Payment. However, we may assess a CDSC for withdrawals that exceed the Free Withdrawal Amount, but not against earnings that you withdraw. We use this charge to cover certain expenses relating to the sale of the Contract. The charge is a percentage of the Purchase Payments you withdraw that exceed the Free Withdrawal Amount.

If we assess a CDSC, we will deduct it from the amount you withdraw.

Each Purchase Payment has its own CDSC schedule. The amount of the charge depends on the length of time between the date Purchase Payments were applied and the date of withdrawal. To determine if a CDSC applies, we process withdrawals as follows:

•	first from earnings (Contract Value less Purchase Payments not previously withdrawn);

•	then from Purchase Payments no longer subject to a CDSC according to the CDSC schedule;

•	then from the Free Withdrawal Amount or the amounts attributable to any CDSC waivers (taken from Purchase Payments not previously withdrawn in the order they were received with the oldest Purchase Payment first); and

•	then from Purchase Payments not previously withdrawn in the order they were received with the oldest Purchase Payment being first.

CDSC
Number of full years from application of each Purchase Payment(*)	CDSC (as a percentage of each Purchase Payment withdrawn)
0	7%
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7 or more	0%
(*)	See “Appendix B – Contingent Deferred Sales Charge (CDSC) Example.”

In addition to the free withdrawals described later in this section, we will not impose a CDSC under the following circumstances:

•	Upon payment of the death benefit.

•	On amounts withdrawn as RMDs to the extent they exceed the Free Withdrawal Amount. In order to qualify for this exception, (a) you must be participating in a Systematic Withdrawal Program established for the payment of RMDs, under which the annual RMD is calculated by us, based solely on the fair market value of the Contract (RMD program) and (b) you must not take any other withdrawals from the Contract in that Contract Year. If you choose to take withdrawals to satisfy your RMD for the Contract outside of our RMD program, or if you choose to take any other withdrawals from the Contract, CDSCs may apply not only to those withdrawals, but also to any subsequent RMD withdrawals taken under the RMD program in the same Contract Year.

•	Upon application of the Contract Value to any Annuity Option.

•	For Contracts participating in an Income Guarantee Feature, withdrawals of the ALBA even to the extent that they exceed the Free Withdrawal Amount.

•	If you redeem excess contributions from an IRA. We look to the IRC for the definition and description of excess contributions.

•	Under a replacement program offered by us, when the Contract is exchanged for another annuity contract issued by us or one of our affiliated insurance companies, of the type and class which we determine is eligible for such an exchange. A CDSC may apply to the contract received in the exchange. A reduced CDSC schedule may apply under the Contract if another variable annuity contract issued by us or one of our affiliated insurance companies is exchanged for the Contract. Exchange programs may not be available in all states. If you want more information about our current exchange programs, contact your registered representative or us at our Service Center.

•	If you are eligible for waiver of the CDSC due to your election of the Nursing Home and Hospital Withdrawal Benefit or the Terminal Illness Withdrawal Benefit described in “Additional Benefits.”

•	On any withdrawals made when you reach the Latest Permitted Annuity Date for your Contract.

Free Withdrawal Amount

The Free Withdrawal Amount is an amount of your Purchase Payment(s) that you may withdraw that is not subject to the CDSC. During the first Contract Year, your Free Withdrawal Amount is 10% of the Initial Purchase Payment applied on the Issue Date, plus 10% of any subsequent Purchase Payments received in that Contract Year. Any available Free Withdrawal Amount during the first Contract Year will be reduced by any Free Withdrawal Amount previously taken during that Contract Year.

During each subsequent Contract Year, your Free Withdrawal Amount is 10% of your total Purchase Payments still subject to a CDSC as of the last calendar day of the previous Contract Year, plus 10% of any subsequent Purchase Payments received in the current Contract Year. Any available Free Withdrawal Amount during such Contract Year will be reduced by any Free Withdrawal Amount previously taken during that Contract Year.

Any withdrawal taken during a previous Contract Year may impact the available Free Withdrawal Amount if it results in a decrease in the amount of Purchase Payments still subject to a CDSC.

Any unused Free Withdrawal Amount(s) during any particular Contract Year may not be carried over to any succeeding Contract Year.

Premium Taxes

Some states and other governmental entities charge Premium Taxes or similar taxes. We are responsible for the payment of these taxes and may deduct them from the Purchase Payments or Contract Value, or we may adjust the annuity rates for Premium Tax assessed. Some of these taxes are due when your Contract is issued, others are due when Annuity Payments begin. Premium Taxes generally range from 0% to 3.5%, depending on the state.

Income Taxes

We will deduct from the Contract any income taxes which we incur because of the operation of the Separate Account. We will deduct any withholding taxes required by law.

Fund Expenses

The Separate Account purchases shares of the Funds at net asset value. The net asset value of each Fund reflects investment management fees and other expenses already deducted from the assets of the Fund. In addition, one or more of the Funds available as an investment option may pay a distribution fee out of the Fund’s assets to us, known as a 12b-1 fee. Any investment in one or more of the Funds with a 12b-1 fee will increase the cost of your investment in the Contract. Please refer to the Fund prospectuses for more information regarding these expenses.

Income Guarantee Feature Charge

While an Income Guarantee Feature is in effect, we will assess the Income Guarantee Feature Charge on a quarterly basis in arrears. On the last calendar day of each Contract Year quarter, a charge will be assessed against your Contract Value. The amount that is deducted from your Contract Value is equal to the Income Guarantee Feature Charge multiplied by the Benefit Base on such day (after taking into account any other transactions processed on such day).

If your Income Guarantee Feature terminates, a pro-rata portion of the Income Guarantee Feature Charge will be assessed based on the number of days from the first calendar day of the current Contract Year quarter to the date of termination. If you reach your Latest Permitted Annuity Date, and your Contract Value is applied to an Annuity Option available under the Income Guarantee Feature, the Income Guarantee Feature Charge is waived. Once your Income Guarantee Feature has terminated, there will be no further Income Guarantee Feature Charges assessed. See “Additional Benefits – Income Guarantee Features.”

We deduct the Income Guarantee Feature Charge pro-rata from each Sub-Account in which you are invested.

If we increase your Income Guarantee Feature Charge, you have the right to opt-out of the increase; however, doing so will place certain restrictions on your Income Guarantee Feature. For more information, see “Additional Benefits – Income Guarantee Features – Income Guarantee Feature Charge Increase Opt-Out.”

The maximum annualized Income Guarantee Feature Charge is 2.50%. For current Income Guarantee Feature Charges, see the current Rate Sheet Prospectus Supplement (for prospective Contract Owners) or the Rate Sheet Prospectus Supplement included at the time of Contract delivery (for existing Contract Owners). Historical Rate Sheets can also be found in Appendix H.

Highest Quarterly Value (HQV) Death Benefit Charge

If you elect the HQV Death Benefit, we will deduct an additional charge on a quarterly basis in arrears as a percentage of the Highest Quarterly Value on the last calendar day of each Contract Year quarter. The charge will be assessed against your Contract Value in the Sub Accounts in which you are invested in the same proportion that the amount of the Contract Value in each Sub-Account bears to the total Contract Value in the Sub-Accounts. The table below reflects the current and maximum charge.

If you make a total withdrawal, a pro-rata portion of the charge will be assessed based on the number of calendar days from the first calendar day of the current Contract Year quarter to the date of the total withdrawal.

HQV Death Benefit Charge
When Charge is Deducted	Current (annual rate)	Maximum (annual rate)
On a quarterly basis in arrears, as a percentage of the Highest Quarterly Value on the last calendar day of each Contract Year quarter	0.30%	0.30%

Ownership

Owner

In this prospectus, “you” and “your” refer to the Owner of the Contract. The Owner is named at the time you apply for a Contract. The Owner can be an individual or a non-natural person (e.g., a corporation, limited liability company partnership or certain other entities). The Owner must be at least the Age of majority in the state the Contract is issued, and may not be older than Age 85 on the Issue Date. If you elect an Income Guarantee Feature, the Owner must be at least Age 45 and may not be older than Age 80 when the Contract is issued. If you elect the HQV Death Benefit, the Owner may not be older than Age 75 when the Contract is issued. For Contracts owned by a non-natural person, then Owner Age shall mean the Age of the Annuitant. The maximum issue Age for the Contract and certain additional features may be reduced in connection with the offer of the Contract through certain broker-dealers. You should discuss this with your registered representative.

If your Contract is Non-Qualified and owned by a non-natural person, the Contract will generally not be treated as an annuity for tax purposes. This means that gain in the Contract will be taxed each year while the Contract is in the Accumulation Phase. This treatment is not generally applied to a Contract held by a trust or other entity as an agent for a natural person. Before purchasing a Contract to be owned by a non-natural person or before changing ownership on an existing Contract that will result in it being owned by a non-natural person, you should consult a tax adviser to determine the tax impact. See “Taxes – Non-Natural Owner.”

As the Owner of the Contract, you exercise all rights under the Contract, unless limited by an assignment or by designation of an irrevocable Beneficiary. On or after the Annuity Date, you continue as the Owner.

You may change the Owner of a Non-Qualified Contract at any time by Written Request, subject to our approval.  You may not need Company approval in all states such as California and New York.  See “Appendix G – State Variations of Certain Contract Features”  for more information about state variations. We will refuse or accept any requested change on a non-discriminatory basis. You may not change the Owner to an individual who was over the maximum Age for purchasing the Contract on the Issue Date of the Contract.

A change of Owner will take effect on the date the Written Request is signed, unless you specify otherwise. We will not be liable for any payment made or action taken prior to our receipt and approval of the Written Request. A change of Owner that we allow will automatically revoke any prior designation of Owner. Changing the Owner may result in tax consequences. See “Taxes – Tax Treatment of Assignments” for more information.

Joint Owner

The Contract can be owned by Joint Owners. However, the Contract cannot be jointly owned if it is a Qualified Contract, if an Owner is a non-natural person, or by more than two individuals. The Joint Owner must be at least the Age of majority in the state the Contract is issued, and may not be older than Age 85 on the Issue Date. If you elect an Income Guarantee Feature and the Joint Owner will be a Covered Person, the Joint Owner must be at least Age 45 and may not be older than Age 80 when the Contract is Issued. If you elect the HQV Death Benefit, the Joint Owner may not be older than Age 75 when the Contract is issued.

If the Contract is jointly owned, we will use the Age of the oldest Owner to determine certain benefits. If there are Joint Owners, we require authorization from both Owners for all transactions.

Annuitant

The Annuitant is the person(s) on whose life (or lives, in the case of joint Annuitants) we base Annuity Payments, with the exception of the non-lifetime contingent option. You designate the Annuitant(s) at the time of application. A Contract may not have more than two Annuitants. There is no minimum Age applicable to the Annuitant or joint Annuitant; however, any Annuitant must be at least 18 on the Annuity Date in order for you to elect a life contingent Annuity Option. Annuitants may not be older than Age 85 on the Issue Date. If you elect an Income Guarantee Feature, Annuitants may not be older than Age 80 on the Issue Date.

You may change the Annuitant(s) on or before the Annuity Date by Written Request, subject to our approval and restrictions that apply if an Income Guarantee Feature is in effect. However, if the Contract is owned by a non-natural person, the Annuitant may not be changed and we will use the Age of the oldest Annuitant to determine certain benefits. The Annuitant generally cannot be changed if the Contract is an individually owned Qualified Contract.

When calculating Annuity Payments, we determine Age based on each Annuitant’s nearest birthday on the Annuity Date. See “The Annuity Phase – Annuity Age.”

Any change of Annuitant must be made by Written Request. An approved change will take effect on the date the Written Request is signed, unless you specify otherwise. We will not be liable for any payment made or action taken prior to our receipt of the Written Request. A change of Annuitant that we allow will automatically revoke any prior designation of Annuitant. The Annuitant may not be changed, nor may an Annuitant be added, after the Annuity Date.

Beneficiary

The Beneficiary is the person(s) or entity(ies) you name to receive any death benefit. You name the Beneficiary at the time of application. If the Owner is a non-natural person, the Owner must be the sole primary Beneficiary unless we allow otherwise.

You can change the Beneficiary by Written Request at any time before you die subject to the restrictions that apply if an Income Guarantee Feature is in effect. You may name an irrevocable Beneficiary(ies). In that case, a change involving the irrevocable Beneficiary requires the consent of the irrevocable Beneficiary. If an irrevocable Beneficiary is named, the Contract Owner retains all other contractual rights.

A change of Beneficiary will take effect on the date the Written Request is signed, unless you specify otherwise. We will not be liable for any payment made or action taken prior to our receipt of the Written Request.

If there is a joint Annuitant on an individually owned Qualified Contract, the joint Annuitant must also be the sole primary Beneficiary.

Unless you provide otherwise, the death benefit will be paid as follows:

(1)	In equal shares to the primary Beneficiary(ies) who survives your death and/or any Annuitant’s death, as applicable;

(2)	If there is no primary Beneficiary who survives your death and/or any Annuitant’s death, as applicable, in equal shares to the contingent Beneficiary(ies) who survives your death and/or any Annuitant’s death, as applicable; or

(3)	If there is no primary or contingent Beneficiary who survives your death and/or any Annuitant’s death, to you or your estate, as applicable.

We will treat a surviving Owner as the primary Beneficiary and treat any other Beneficiary designation, on record at the time of death, as a contingent Beneficiary.

Purchasing a Contract

To purchase a Contract, you must submit your initial Purchase Payment to your registered representative or to us at our Service Center. Once we receive your initial Purchase Payment and the necessary information at our Service Center, we will credit your initial Purchase Payment to your Contract within two Business Days. If you do not give us all of the information we need, we will notify you. When we receive all of the information we need, we will apply your initial Purchase Payment within two Business Days. If we do not have the necessary information to issue your Contract within five Business Days, then we will either return your Purchase Payment or ask your permission to retain your Purchase Payment until all the necessary information is received.

The date when we credit your initial Purchase Payment to your Contract is the Issue Date. We use the Issue Date to determine Contract Years and Contract Anniversaries.

Contract Delay

Our receipt of your initial Purchase Payment may be delayed because of circumstances outside of our control (for example, delays because of the failure of the selling broker-dealer or your registered representative to forward the Purchase Payment in Good Order to us promptly or because of delays in determining whether the Contract is suitable for you or in receiving other necessary information from the selling broker-dealer or your registered representative). Any such delays will affect when we can issue your Contract and when your initial Purchase Payment will be allocated among the investment options under the Contract.

Purchase Payments

The minimum amount we accept for an initial Purchase Payment is:

•	$10,000 if you are buying the Contract as a Non-Qualified Contract; or

•	$5,000 if you are buying the Contract as a Qualified Contract.

•	You can make additional Purchase Payments to your Contract throughout the Accumulation Phase, subject to the conditions noted below. You can make additional Purchase Payments by sending payments to one of our purchase payment processing service centers:

• by check that clearly indicates your name and Contract number, mailed to:
First Class Mail MassMutual Envision Annuity Payment Services PO Box 75222 Chicago, IL 60675-5222	Overnight Mail MassMutual Envision Annuity Payment Services 5450 N. Cumberland Ave. Suite 100 Lockbox 75222 Chicago, IL 60656
• by wire transfer to:
JPMorgan Chase Bank, N.A. ABA # 021000021 Account Name: Massachusetts Mutual Life Insurance Co Account Number: 804788898 Reference: Annuity Contract #, Name (Your Name)

Additional Purchase Payments of less than $500 are subject to our approval. The maximum total Purchase Payments we will allow without our approval is $1,500,000. In most states, in calculating the maximum, we will take into account the cumulative Purchase Payments on the Contract and multiple purchases of the Contract by the same Owner (whether as the sole Owner or Joint Owner), or with the same Annuitant (whether as the Annuitant or joint Annuitant). See “Appendix G – State Variations of Certain Contract Features” for more information about state variations. If an Income Guarantee Feature is in effect with your Contract, you are subject to the restrictions on additional Purchase Payments under the Income Guarantee Feature Benefit Base provisions. See the “Benefit Base – Restrictions on Subsequent Purchase Payments” subsection in the “Additional Benefits – Income Guarantee Features” section for each Income Guarantee Feature for more information.

If you make additional Purchase Payments, we will credit these amounts to your Contract on the Business Day we receive them and all necessary information, in Good Order, at one of our purchase payment processing service centers. If we receive your Purchase Payment on a Non-Business Day or after the Close of Business, we will credit the amount to your Contract effective the next Business Day.

We reserve the right to reject any application or Purchase Payment. See “Other Information – Reservation of Rights” for more information. Moreover, if an Income Guarantee Feature is in effect with your Contract, we reserve the right to reject any Purchase Payment not conforming to the terms of your Income Guarantee Feature.

Automatic Investment Plan (AIP)

Under the AIP, you may authorize us to periodically draw funds from an account of your choosing (restrictions may apply) for the purpose of making Purchase Payments to your Contract. Contact our Service Center for information regarding setting up an AIP and any restrictions regarding use of the AIP. If you participate in the AIP, the minimum additional Purchase Payment is $100. Additionally, the AIP may not be available for Contracts held as a SEP IRA or SIMPLE IRA.

Allocation of Purchase Payments

When you purchase your Contract, we allocate your Purchase Payment received in Good Order among the investment options according to the allocation instructions you provide. If you make additional Purchase Payments, we will allocate them based on your current allocation instructions, unless you request a different allocation by sending us a Written Request. We reserve the right to allocate initial Purchase Payments to a money market Sub-Account until the expiration of the Right to Examine Contract time period.

Any allocations to the Sub-Accounts that invest in the Funds that you have selected must be in whole percentages and must total 100%.

You may allocate Purchase Payments to the DCA Fixed Account, subject to conditions we may impose on such allocations. See “Transfers and Transfer Programs” for allocation restrictions applicable to that feature.

If an Income Guarantee Feature is in effect, you are subject to restrictions on the allocation of Purchase Payments. See “Additional Benefits – Income Guarantee Features.” If an Income Guarantee Feature is in effect, changing your current Purchase Payment allocations will also transfer Contract Value from your current allocations to your new allocations.

Contract Value

Your Contract Value is the sum of your values in the Sub-Accounts and the DCA Fixed Account.

The value of your investments in the Separate Account will vary depending on the investment performance of the Funds you choose. In order to keep track of your Contract Value in the Separate Account, we use a unit of measure called an Accumulation Unit.

Any Contract Value allocated to the DCA Fixed Account will be credited with a fixed interest rate.

Accumulation Units

Every Business Day we determine the value of an Accumulation Unit for each of the Sub-Accounts. Changes in the Accumulation Unit value reflect the investment performance of the Fund as well as deductions for insurance and other charges. The value of an Accumulation Unit may go up or down from Business Day to Business Day.

When you make a Purchase Payment, we credit your Contract with Accumulation Units. We determine the number of Accumulation Units to credit by dividing the amount of the Purchase Payment allocated to a Sub-Account by the value of the Accumulation Unit for that Sub-Account. When you make a withdrawal, we deduct from your Contract Accumulation Units representing the withdrawal amount.

We calculate the value of an Accumulation Unit for each Sub-Account after the Close of Business each Business Day. Any change in the Accumulation Unit value will be reflected in your Contract Value.

Calculation of Accumulation Unit Value

The Accumulation Unit Value for each Sub-Account was set initially at $10. Subsequently, the Accumulation Unit Values on any Business Day will be those we calculate after the Close of Business on that day. We calculate the Accumulation Unit Values for each Sub-Account by applying the Change in Net Asset Value (NAV) Formula. That formula derives the daily investment rate of return for each Sub-Account net of all Separate Account charges. The Change in NAV Formula is applied to each Sub-Account as follows:

(1)	The daily change in NAV of the Fund is added to the amount of any Fund distribution (income or capital gain distribution) on that Business Day. This sum is then divided by the previous Business Day NAV of the Fund. This is the daily gross investment rate of return for the Fund.

(2)	The daily accrual for all the Separate Account charges are then subtracted from the daily gross investment rate of return for the Fund.

(3)	The result is then multiplied by the previous Business Day Accumulation Unit Value to produce the next Accumulation Unit Value.

We have the right to split or consolidate the number of Accumulation Units credited to your Contract, with a corresponding increase or decrease in the Accumulation Unit Values.

Example:

On Monday we receive an additional Purchase Payment of $5,000 from you. You have told us you want this to go to the MML Managed Bond Sub-Account. When the NYSE closes on that Monday, we determine that the value of an Accumulation Unit for the MML Managed Bond Sub-Account is $13.90. We then divide $5,000 by $13.90 and credit your Contract on Monday night with 359.71 Accumulation Units for the MML Managed Bond Sub-Account.

Right to Cancel Your Contract

You have a right to examine your Contract (sometimes referred to as a free look period). If you change your mind about owning your Contract, you can cancel it within ten calendar days after receiving it. This time period may vary by state, but will never be less than ten calendar days.

When you cancel the Contract within this time period, we will not assess a CDSC. Unless your state has other requirements, you will receive back your Contract Value plus any fees or charges previously deducted from your Purchase Payments as of the Business Day we receive your Written Request in Good Order at our Service Center, and your Contract will be terminated. If state law requires us to return the amount of your Purchase Payments, then we will return the greater of: (i) the full amount of any Purchase Payment(s) less any withdrawals, or (ii) your Contract Value plus any fees or charges previously deducted from your Purchase Payments. If you purchase the Contract as an IRA, we will return the greater of your Purchase Payments less any withdrawals, or the Contract Value plus any fees or charges previously deducted from your Purchase Payments.

Please see “Appendix G – State Variations of Certain Contract Features” for more information about state variations.

Sending Requests in Good Order

From time to time you may want to submit a request for transfer among investment options, a withdrawal, a change of Beneficiary, or some other action. We can only act upon your request if we receive it in “Good Order.” To help protect against unauthorized or fraudulent telephone instructions, we will use reasonable procedures to confirm that telephone instructions given to us are genuine. We may record all telephone instructions.

In addition to Written Requests, we may allow requests to our Service Center:

•	by fax at (866) 329-4272,

•	by email at ANNfax@MassMutual.com,

•	by telephone at (800) 272-2216, or

•	by internet at www.MassMutual.com.

Fax, telephone, email, or internet transactions may not always be available. Fax, telephone, and computer systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. We may make these additional methods available at our discretion. They may be suspended or discontinued at any time without notice. Not all transaction types can be requested by fax, telephone, or the internet.

Transfers and Transfer Programs

General Overview

Generally, you can transfer all or part of your Contract Value among investment options. However, there are restrictions that are detailed later in this section. You can make transfers by Written Request, email, telephone, fax, or other authorized means. You must clearly indicate the amount and investment options from and to which you wish to transfer. We reserve the right, at any time, to terminate, suspend, or modify the transfer provisions of the Contract.

Your transfer is effective at the Close of Business on the Business Day we receive your Written Request, in Good Order, at our Service Center. If we receive your transfer request at our Service Center in Good Order on a Non-Business Day or after Close of Business, your transfer request will be effective on the next Business Day.

Transfers During the Accumulation Phase

You may transfer all or part of your Contract Value allocated to a Sub-Account. You can make a transfer to or from any Sub-Account. If your Contract has an Income Guarantee Feature in effect, there are restrictions on available Sub-Accounts. See “Additional Benefits – Income Guarantee Features.” Additionally, while there are currently no restrictions on available Sub-Accounts if you elected the HQV Death Benefit, we reserve the right to impose such restrictions in the future. See “Death Benefit – Death Benefit Amount During the Accumulation Phase – Highest Quarterly Value (HQV) Death Benefit.”

Currently, we do not limit the number of transfers you may make; however, we reserve the right to limit transfers when the transfer privilege is being exercised to the detriment of other Owners. We further reserve the right, upon 30 calendar days advance notice to you, to limit the number of transfers in the future. We will exercise this right should we see a significant increase in transfer activity by Owners that leads to an increase in cost to administer the Contract. If we exercise this right, we will do so in the same manner for all Owners, and we will provide Owners with prior Written Notice of our decision to limit the number of transfers you may make.

Transfers During the Annuity Phase

We do not allow transfers during the Annuity Phase.

Transfer Programs

For detailed rules and restrictions pertaining to these programs and instructions for electing a program, contact our Service Center.

Overview

We currently offer the following transfer programs: Separate Account Dollar Cost Averaging Program and Automatic Rebalancing Program. These programs are available only during the Accumulation Phase. You may participate in only one of these programs at any one time.

You may not participate in the Separate Account Dollar Cost Averaging Program or the Automatic Rebalancing Program if you have a current election in the DCA Fixed Account.

You may not participate in the Separate Account Dollar Cost Averaging Program or Automatic Rebalancing Program if an Income Guarantee Feature is in effect.

Separate Account Dollar Cost Averaging Program

This program allows you to systematically transfer a set amount from a Sub-Account to any of the other Sub-Account(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. Dollar cost averaging does not assure a profit and does not protect you against loss in declining markets. Since dollar cost averaging involves continuous investment in securities regardless of fluctuating price levels of such securities, you should consider your financial ability to continue the program through periods of fluctuating price levels.

Your Separate Account Dollar Cost Averaging Program will terminate:

•	if you withdraw the total Contract Value;

•	upon our receipt of due proof of the Owner’s death and election of the payment method by any Beneficiary;

•	if the last transfer you selected has been made;

•	if you apply your Contract Value to an Annuity Option;

•	if there is insufficient Contract Value in the selected Sub-Account to make the transfer; or

•	if we receive from you a Written Request or a request over the telephone to terminate the program at our Service Center prior to the next transfer date.

Automatic Rebalancing Program

Over time, the performance of each Sub-Account may cause your allocation to shift from your original allocation. You can direct us to automatically rebalance your Contract Value allocated to the Sub-Accounts in order to return to your original percentage allocations by selecting our Automatic Rebalancing Program.

This program will terminate:

•	if you withdraw the total Contract Value;

•	upon our receipt of due proof of the Owner’s death and election of the payment method by any Beneficiary;

•	if you apply your Contract Value to an Annuity Option;

•	if you make any unscheduled transfer; or

•	if we receive from you a Written Request or request over the telephone to terminate the program at our Service Center prior to the next transfer date.

Limits on Frequent Trading and Market Timing Activity

The Contract and its investment options are not designed to serve as vehicles for what we have determined to be frequent trading or market timing trading activity. We consider these activities to be abusive trading practices that can disrupt the management of a Fund in the following ways:

•	by requiring the Fund to keep more of its assets liquid rather than investing them for long-term growth, resulting in lost investment opportunity; and

•	by causing unplanned portfolio turnover.

These disruptions, in turn, can result in increased expenses and can have an adverse effect on Fund performance that could impact all Owners and Beneficiaries under the Contract, including long-term Owners who do not engage in these activities. Therefore, we discourage frequent trading and market timing trading activity and will not accommodate frequent transfers of Contract Value among the Funds. Organizations and individuals that intend to trade frequently and/or use market timing investment strategies should not purchase the Contract.

We have adopted policies and procedures to help us identify those individuals or entities that we determine may be engaging in frequent trading and/or market timing trading activities. We monitor trading activity to uniformly enforce those procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Our ability to detect frequent trading or market timing may be limited by operational or technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. Therefore, despite our efforts to prevent frequent trading and the market timing of Funds among the Sub-Accounts, there can be no assurance that we will be able to identify and curtail every instance of trading of those who trade frequently or those who employ a market timing strategy or those who act as intermediaries on behalf of such persons. Moreover, our ability to discourage and restrict frequent trading or market timing may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

In addition, some of the Funds are available with variable products issued by other insurance companies. We do not know the effectiveness of the policies and procedures used by these other insurance companies to detect frequent trading and/or market timing. As a result of these factors, the Funds may reflect lower performance and higher expenses across all Contracts as a result of undetected abusive trading practices.

If we, or any investment adviser to any of the Funds available with the Contract, determine that an Owner’s transfer patterns reflect frequent trading or employment of a market timing strategy, we will allow the Owner to submit transfer requests by regular mail only.

We will not accept other Owner transfer requests if submitted by overnight mail, fax, the telephone, our website, or any other type of electronic medium. Additionally, we may reject any single trade that we determine to be abusive or harmful to the Fund. Orders for the purchase of Fund shares may be subject to acceptance by the Fund. Therefore, we reserve the right to reject, without prior notice, any Fund transfer request if the investment in the Fund is not accepted for any reason.

The Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe the Funds’ frequent trading and market timing policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. We have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Owners, and to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent trading or market timing policies established by the Fund.

Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Funds generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent trading or market timing policies and procedures. It may also require that we restrict or prohibit further purchases or transfers as requested by a Fund on all contracts owned by an Owner whose trading activity under one variable contract has violated a Fund’s frequent trading or market timing policy. If a Fund believes that an omnibus order reflects one or more transfer requests from Owners engaged in frequent trading or market timing activity, the Fund may reject the entire omnibus order.

We will notify you in writing if we reject a transfer or if we implement a restriction due to frequent trading or the use of market timing investment strategies. If we do not accept a transfer request, no change will be made to your allocations per that request. We will then allow you to resubmit the rejected transfer by regular mail only.

Additionally, we may in the future take any of the following restrictive actions that are designed to prevent the employment of a frequent trading or market timing strategy:

•	not accept transfer instructions from an Owner or other person authorized to conduct a transfer;

•	limit the number of transfer requests that can be made during a Contract Year; and

•	require the value transferred into a Fund to remain in that Fund for a particular period of time before it can be transferred out of the Fund.

We will apply any restrictive action we take uniformly to all Owners we believe are employing a frequent trading or market timing strategy. These restrictive actions may not work to deter frequent trading or market timing activity.

We reserve the right to revise our procedures for detecting frequent trading and/or market timing at any time without prior notice if we determine it is necessary to do so in order to better detect frequent trading and/or market timing, to comply with state or federal regulatory requirements, or to impose different restrictions on frequent traders and/or market timers. If we modify our procedures, we will apply the new procedure uniformly to all Owners.

The Annuity Phase

Overview

If you want to receive regular income from your Annuity, you can elect to apply your Contract Value so that you can receive Fixed Annuity Payments under one of the Annuity Options described in this section. If you have reached your Annuity Date and you have not chosen an Annuity Option, we will assume you elected a Single Life Annuity with Period Certain Annuity Option with fixed payments and ten years of payments guaranteed. If the Contract has joint Annuitants, we will assume you elected the Joint and Survivor Life Annuity Option with fixed payments and ten years of payments guaranteed. If your Contract is a Qualified Contract, additional requirements may apply. See the “Latest Permitted Annuity Date” subsection of the “Income Guarantee Features” section for the Income Guarantee Feature you elected, if applicable, for information about the default Annuity Option under that feature. We may base Annuity Payments on the Age and sex of the Annuitant under all options except the Non-Lifetime Contingent Annuity Option. We consider a Non-Lifetime Contingent Annuity Option to be an Annuity Option which provides an Annuity Payment for a fixed period of time only. See “The Annuity Phase – Non-Lifetime Contingent Option – Period Certain Annuity Option.” We may require proof of Age and sex before Annuity Payments begin.

You may only apply your full Contract Value to an Annuity Option. If the amount to be applied under an Annuity Option results in an Annuity Payment of less than $20 monthly (or the equivalent amount based on the selected frequency), we will pay the amount in a lump sum. If any Annuity Payment is less than $100, we will change the payment basis to equivalent quarterly, semi-annual or annual payments. For Contracts issued in New York, the minimum amount that may be applied to an Annuity Option is $5,000 and the minimum initial monthly Annuity Payment must be $20 or greater.

Annuity Payment Start Date

You can choose the day, month and year in which Annuity Payments begin; however, the day must be between the 1st and 28th day of the month. We call that date the Annuity Date. According to your Contract, your Annuity Date cannot be earlier than five years after you buy the Contract (unless state law requires a shorter waiting period).  See “Appendix G – State Variations of Certain Contract Features”.

When you purchase the Contract, your Annuity Date is the Latest Permitted Annuity Date. After you purchase your Contract, you can request an earlier Annuity Date by Written Request.

Latest Permitted Annuity Date

Unless the laws or regulations of the state in which your Contract was issued requires an earlier date, Annuity Payments must begin by the Contract Anniversary after the 95th birthday of the oldest Annuitant or the oldest Owner (whichever is sooner).

Annuity Payments

On the Annuity Date, you will begin receiving Annuity Payments under the Annuity Option that you elected. Your Annuity Payments will be fixed, meaning that the payments will not vary unless you elect either of the Joint and 2/3 Survivor Annuity Options that reduce payments upon the death of the first Annuitant. The amount of your Annuity Payments will depend upon the following:

•	the value of your Contract on the Annuity Date;

•	the Annuity Option you elect;

•	the Age and sex of the Annuitant or joint Annuitants, if applicable;

•	the minimum guaranteed payout rates associated with your Contract; and

•	the deduction of Premium Taxes, if applicable.

See “Fixed Annuity  Payout Rates” section in the SAI for more information.

Annuity Age

When calculating Annuity Payments, we determine Age based on each Annuitant’s nearest birthday on the Annuity Date. For example, we consider Age 80 to be the period of time between age 79 years, 6 months, and 1 day and age 80 years and 6 months.

Annuity Options

The available fixed Annuity Options are listed in this section in the Annuity Options table. We may consent to other plans of payment in addition to those listed. After Annuity Payments begin, you cannot change the Annuity Option or the frequency of Annuity Payments. If you elected an Income Guarantee Feature, there is an additional Annuity Option available to you. See the “Latest Permitted Annuity Date” subsection of the “Income Guarantee Features” section for the Income Guarantee Feature you elected. Generally, you cannot make withdrawals during the Annuity Phase; however, certain Annuity Options may allow for commuted value withdrawals. See “The Annuity Phase – Annuity Payment Commutation.” For all lifetime contingent Annuity Options, the Annuitant(s) must be at least Age 18 as of the Annuity Date.

RMDs for Qualified Contracts

In order to avoid adverse tax consequences, you should begin to take distributions from your Contract no later than the beginning date required by the IRC. These distributions can be withdrawals or Annuity Payments. The distributions should be at least equal to the minimum amount required by the IRC or paid through an Annuity Option that complies with the RMD rules of IRC Section 401(a)(9). If your Contract is an individual retirement annuity, the required beginning date is no later than April 1 of the calendar year after you reach the “applicable age” specified in IRC Section 401(a)(9)(C). If you  were born after December 31, 1950 and before January 1, 1960, your applicable age is 73. If you were born after December 31, 1959, your applicable age is 75. Previously, the age at which RMDs were required to begin was 70½ for those born before July 1, 1949, and 72 for those born after June 30, 1949 and before January 1, 1951.

Contingent Deferred Sales Charge (CDSC)

We will not deduct a CDSC if you apply your Contract Value to any Annuity Option.

Limitations on Payment Options

If you purchased the Contract as a Qualified Contract, the RMD rules that apply to annuitized Contracts during your lifetime may impose restrictions on the payment options that you may elect. In addition, in order to ensure that the Contract will comply with the RMD requirements that apply upon your death, you may not elect a joint and survivor Annuity Option with a non-spouse Joint Annuitant who is more than 10 years younger than you.

For Qualified Contracts, if, upon the death of the Owner (Annuitant if the Contract is owned by a non-natural person), there are Annuity Payments remaining, we may shorten the remaining payment period in order to ensure that payments do not continue beyond the 10 year post-death distribution period provided under IRC Section 401(a)(9), or beyond the Beneficiary’s life or life expectancy for certain classes of beneficiaries, such as a spouse or an individual who is not more than 10 years younger than the decedent.

Single Lifetime Contingent Options (Fixed Annuity Payments only)
	Single Life Annuity	Single Life Annuity with Cash Refund	Single Life Annuity with Period Certain
Number of Annuitants:	One	One	One
Length of Payment Period:	For as long as the Annuitant lives.	For as long as the Annuitant lives.	For a guaranteed period of either 10 or 20 years or as long as the Annuitant lives, whichever is longer.
Annuity Payments After Death of the Annuitant:	None. All payments end upon the Annuitant’s death.

If the total of all Annuity Payments made is less than the amount applied to the Annuity Option, the Beneficiary(ies) will receive the difference in a lump sum. If the total of all Annuity Payments made is equal to or greater than the amount applied to the Annuity Option, no additional payment will be made.

When the Annuitant dies, if there are remaining guaranteed payments, the Beneficiary(ies) may elect to continue receiving remaining guaranteed payments or the Beneficiary(ies) may elect a lump sum payment equal to the commuted value of the remaining guaranteed Annuity Payments.(1)

(1)	In the event that remaining Annuity Payments are commuted, we compute the value of the remaining guaranteed Annuity Payments at an interest rate determined by us.

Joint Lifetime Contingent Options (Fixed Annuity Payments only)
	Joint and Survivor Annuity	Joint and Survivor Annuity with Period Certain	Joint and 2/3 Survivor Life Annuity	Joint and 2/3 Survivor Life Annuity with Period Certain
Number of Annuitants:	Two	Two	Two	Two
Length of Payment Period:	For as long as either Annuitant lives.	For a guaranteed period of either 10 or 20 years or as long as either Annuitant lives, whichever is longer.	For as long as either Annuitant lives.	For a guaranteed period of either 10 or 20 years or as long as either Annuitant lives, whichever is longer.
Annuity Payments After Death of the Annuitant:	100% of the payments will continue for the life of the surviving Annuitant. No payments will continue after the death of both Annuitants.

100% of the payments will continue for the life of the surviving Annuitant.
When both Annuitants have died, if there are remaining guaranteed payments, the Beneficiary(ies) may elect to continue receiving remaining guaranteed payments or the Beneficiary(ies) may elect a lump sum payment equal to the commuted value of the remaining guaranteed Annuity Payments.(1)

At the death of either Annuitant, Annuity Payments will continue to be paid at the same frequency then in effect for the life of the surviving Annuitant, but at a reduced rate of two-thirds of the original Annuity Payment. Annuity Payments cease upon the death of the last surviving Annuitant.

At the end of the period certain following the death of either Annuitant, or upon the death of either Annuitant after the end of the period certain, Annuity Payments will continue to be paid at the same frequency then in effect to the surviving Annuitant, but at a reduced rate of two-thirds of the original Annuity Payment. If the last surviving Annuitant dies before the end of the period certain, Annuity Payments will continue at 100% of the amount and at the same frequency then in effect until the end of the period certain. The Beneficiary(ies) may instead elect to receive the commuted value of the remaining period certain Annuity Payments in a lump sum. If the last surviving Annuitant dies after the end of the period certain, no additional Annuity Payments will be made.(1)

(1)	In the event that remaining Annuity Payments are commuted, we compute the value of the remaining guaranteed Annuity Payments at an interest rate determined by us.

Non-Lifetime Contingent Option (Fixed Annuity Payments only)
Period Certain Annuity Option(1)
Number of Annuitants:	One or two
Length of Payment Period:	For a specified period no less than 10 years and no greater than 30 years.
Annuity Payments after Death of the Annuitant:

If the last Annuitant dies before the end of the period certain, Annuity Payments will continue to be paid at the same frequency then in effect until the end of the period certain. The Beneficiary(ies) may instead elect to receive the commuted value of the remaining period certain Annuity Payments in a lump sum.(2)

(1)	We consider this Annuity Option to be a non-lifetime contingent Annuity Option.
(2)	In the event that remaining Annuity Payments are commuted, we compute the value of the remaining guaranteed Annuity Payments at an interest rate determined by us.

Annuity Payment Commutation

Once during lifetime of the Contract, you may, upon Written Request, withdraw all or a portion of the Commuted Value of any remaining Period Certain Annuity Payments, subject to the following conditions:

This commutation right is only available for use with the following Annuity Options:

•	Single Life Annuity – Period Certain for 10 or 20 years; or

•	Joint and Survivor Life Annuity – Period Certain for 10 or 20 years, with or without a reduction; or

•	Period Certain Annuity Only – 10 years or greater.

A commuted value withdrawal:

•	may not be taken any earlier than one year following the date you apply your Contract Value to an Annuity Option;

•	may not be taken after the end of the Period Certain portion of the Annuity Phase;

•	may not be taken if the requested withdrawal would cause the remaining Annuity Payment to be less than the Minimum Annuity Payment payable under the Contract at the existing Annuity Payment frequency; and

•	must be at least $10,000.

The Commuted Value of the remaining Period Certain Annuity Payments is calculated using the Commuted Value Formula specified on the Contract Schedule. All Commuted Values will be determined upon our receipt of a Written Request at our Service Center. Upon receipt of such Written Request, we will provide you with a notice of the amount payable, how the amount was determined and the impact on remaining Annuity Payments, if applicable.

For Period Certain Only Annuity Options, future Annuity Payments will be proportionally reduced by the ratio of the amount of the withdrawal to the Commuted Value. If the full Commuted Value is withdrawn, no future Annuity Payments will be made, and the Contract will terminate.

For Life Contingent Period Certain Annuity Options, future Annuity Payments during the remaining Period Certain will be proportionally reduced by the ratio of the amount of the withdrawal to the Commuted Value. Any future life contingent Annuity Payments will revert to the scheduled payment amount at the end of the Period Certain as long as an Annuitant is alive.

This commutation right is not available for Contracts issued in New York.

Benefits Available Under the Contract

The following table summarizes information about the benefits available under the Contract.

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
Return of Purchase Payment (ROP) Death Benefit

Upon your death, we will pay your designated beneficiaries the greater of (1) the Contract Value when we receive due proof of death and election of a payment method; or (2) an amount based on your Purchase Payments adjusted for withdrawals.

		Standard	None
•

Can only be elected at time of Contract issue.

•

Withdrawals, including withdrawals of the ALBA while  an Income Guarantee Feature  is in effect, reduce the guaranteed death benefit amount in direct proportion to Contract Value reduction.

•

This benefit terminates when the Contract terminates, upon  annuitization, and upon receipt of due proof of death and election of a payment method received by us in Good Order.

Highest Quarterly Value (HQV) Death Benefit Available beginning January 26, 2026 in all states except California, Delaware, Florida, New York, North Dakota, South Dakota, and South Carolina. Available in the remaining states except New York beginning February 23, 2026.	Upon your death, the death benefit payable to your designated beneficiaries will be the greater of (1) contract value on the business day we receive due proof of death and election of a payment method or (2) the Highest Quarterly Value. The Highest Quarterly Value is the greater of: (1) the total Purchase Payments, reduced by a pro-rata adjustment for each withdrawal; or (2) the Annual Lock-In Feature (ALIF).	Optional	0.30%
•

Can only be elected at time of Contract issue.

•

Once elected cannot be terminated by the Owner.

•

Owner (or Annuitant, if Contract is owned by a non-natural person) may not be older than Age 75 when the Contract is issued.

•

Withdrawals reduce the guaranteed death benefit amount in direct proportion to Contract Value reduction.

•

Once the Contract Anniversary after the oldest Owner (or oldest Annuitant, if the Contract is owned by a non-natural person) attains age 80 has occurred, the ALIF will no longer recalculate on each Contract Anniversary.    The ALIF will remain as the last calculated ALIF, adjusted by subsequent Purchase Payments and withdrawals.

•

You may not elect this benefit if you elected an Income Guarantee Feature.

•

We reserve the right to restrict investment options available to you while this feature is in effect.

•

This benefit terminates when the Contract terminates, upon annuitization, and upon receipt of due proof of death and election of a payment method received by us in Good Order.

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
RetirePay	Guarantees that prescribed level of withdrawals can be taken for life beginning on the Guaranteed Lifetime Withdrawal Date, even if Contract Value is zero.	Optional

Maximum Income Guarantee Feature  Charge:  2.50%

For current Income Guarantee Feature Charges, see the current Rate Sheet Prospectus Supplement (for prospective Contract Owners) or the Rate Sheet Prospectus Supplement included at time of Contract delivery (for existing Contract Owners). Historical Rate Sheets can also be found in Appendix H.

•

Can only be elected at time of Contract issue.

•

Owner (or Annuitant, if Contract is owned by a non-natural person) must be at least Age 45 and may not be older than Age 80 when the Contract is issued.

•

May allocate Contract Value only to certain Sub-Accounts.

•

May not make subsequent Purchase Payments that total more than $10,000 in a Contract Year after the first Contract Year.

•

Subsequent Purchase Payments not allowed after the Guaranteed Lifetime Withdrawal Date.

•

Any withdrawal prior to the Guaranteed Lifetime Withdrawal Date and, on and after the Guaranteed Lifetime Withdrawal Date, the portion of a withdrawal (including CDSCs) from the Contract Value that causes the cumulative withdrawals to exceed the ALBA in that Contract Year, will be an Excess Withdrawal unless the withdrawal is taken as a part of the Company’s Systematic Withdrawal Program established for the payment of RMDs, under which the RMD is calculated by the Company. Any withdrawal that occurs after the cumulative withdrawals exceed the ALBA in that Contract Year will also be an Excess Withdrawal.

•

Excess Withdrawals negatively impact the feature.

•

The ALBA is not available until youngest Covered Person attains age 59½.

•

If we increase the Income Guarantee Feature Charge and you elect to opt-out of the Income Guarantee Feature Charge Increase, it will terminate your right to any future increases to your Benefit Base and your right to make subsequent Purchase Payments.

•

An Income Guarantee Feature Charge Increase Opt-Out is irrevocable once it becomes effective.

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations

RetireCore

Available beginning January 26, 2026 in all states except California, Delaware, Florida, New York, North Dakota, South Dakota, and South Carolina. Available in the remaining states except New York beginning February 23, 2026.

	Guarantees that prescribed level of withdrawals can be taken for life beginning on the Guaranteed Lifetime Withdrawal Date, even if Contract Value is zero.	Optional

Maximum Income Guarantee Feature Charge: 2.50%

For current Income Guarantee Feature Charges, see the current Rate Sheet Prospectus Supplement (for prospective Contract Owners) or the Rate Sheet Prospectus Supplement included at time of Contract delivery (for existing Contract Owners). Historical Rate Sheets can also be found in Appendix H.

•

Can only be elected at time of Contract issue.

•

Owner (or Annuitant, if Contract is owned by a non-natural person) must be at least Age 45 and may not be older than Age 80 when the Contract is issued.

•

May allocate Contract Value only to certain Sub-Accounts.

•

May not make subsequent Purchase Payments that total more than $25,000 in a Contract Year after the first Contract Year.

•

Subsequent Purchase Payments not allowed after the Guaranteed Lifetime Withdrawal Date.

•

Any withdrawal prior to the Guaranteed Lifetime Withdrawal Date and, on and after the  Guaranteed Lifetime Withdrawal Date, the portion of a withdrawal (including CDSCs) from the Contract Value that causes the cumulative withdrawals to exceed the ALBA in that Contract Year, will be an Excess Withdrawal unless the withdrawal is taken as a part of the Company’s Systematic Withdrawal Program established for the payment of RMDs, under which the RMD is calculated by the Company. Any withdrawal that occurs after the cumulative withdrawals exceed the ALBA in that Contract Year will also be an Excess Withdrawal.

•

Excess Withdrawals negatively impact the feature.

•

The  ALBA is not available until youngest Covered Person attains age 59½.

•

If we increase the Income Guarantee Feature Charge and you elect to opt-out of the Income Guarantee Feature Charge Increase, it will terminate your right to any future increases to your Benefit Base and your right to make subsequent Purchase Payments.

•

An Income Guarantee Feature Charge Increase Opt-Out is irrevocable once it becomes effective.

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations

RetireCore Stacking

Available beginning January 26, 2026 in all states except California, Delaware, Florida, New York, North Dakota, South Dakota, and South Carolina. Available in the remaining states except New York beginning February 23, 2026.

	Guarantees that prescribed level of withdrawals can be taken for life beginning on the Guaranteed Lifetime Withdrawal Date, even if Contract Value is zero.	Optional

Maximum Income Guarantee Feature Charge: 2.50%

For current Income Guarantee Feature Charges, see the current Rate Sheet Prospectus Supplement (for prospective Contract Owners) or the Rate Sheet Prospectus Supplement included at time of Contract delivery (for existing Contract Owners). Historical Rate Sheets can also be found in Appendix H.

•

Can only be elected at time of Contract issue.

•

Owner (or Annuitant, if Contract is owned by a non-natural person) must be at least Age 45 and may not be older than Age 80 when the Contract is issued.

•

May allocate Contract Value only to certain Sub-Accounts.

•

May not make  subsequent Purchase Payments that total more than $25,000 in a Contract Year after the first Contract Year.

•

Subsequent Purchase Payments not allowed after the Guaranteed Lifetime Withdrawal Date.

•

Any withdrawal prior to the Guaranteed Lifetime Withdrawal Date and, on and after the  Guaranteed Lifetime Withdrawal Date, the portion of a withdrawal (including CDSCs) from the Contract Value that causes the cumulative withdrawals to exceed the ALBA in that Contract Year, will be an Excess Withdrawal unless the withdrawal is taken as a part of the Company’s Systematic Withdrawal Program established for the payment of RMDs, under which the RMD is calculated by the Company. Any withdrawal that occurs after the cumulative withdrawals exceed the ALBA in that Contract Year will also be an Excess Withdrawal.

•

Excess Withdrawals negatively impact the feature.

•

The  ALBA is not available until youngest Covered Person attains age 59½.

•

If we increase the Income Guarantee Feature Charge and you elect to opt-out of the Income Guarantee Feature Charge Increase, it will terminate your right to any future increases to your Benefit Base and your right to make subsequent Purchase  Payments.

•

An Income Guarantee Feature Charge Increase Opt-Out is irrevocable once it becomes effective.

Automatic Rebalancing Program	Automatically rebalances the Sub-Accounts you select to maintain original percentage allocation of Contract Value.	Optional	None	• Cannot use if a DCA Term, Separate Account Dollar Cost Averaging Program, or an Income Guarantee Feature are in effect.

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
DCA Fixed Account	Automatically transfers a specific amount of Contract Value from the DCA Fixed Account to the Sub-Accounts you have selected, at set intervals over a period of either six or twelve months.	Optional	None
•

Cannot use if the Automatic Rebalancing Program, Separate Account Dollar Cost Averaging Program, or an Income Guarantee Feature are in effect.

•

Must apply a Purchase Payment of at least $5,000 to establish a DCA Term.

•

You cannot transfer current Contract Value into the DCA Fixed Account.

•

No unscheduled transfers may be made from the DCA Fixed Account.

Separate Account Dollar Cost Averaging Program	Automatically transfers a specific amount of Contract Value from a single Sub-Account to other Sub-Accounts you have selected, at set intervals.	Optional	None	• Cannot use if the Automatic Rebalancing Program, a DCA Term, or an Income Guarantee Feature are in effect.
Systematic Withdrawal Program	Automatically withdraws Contract Value proportionally from all of your investment options.	Optional	None
•

In order to participate in this program:
(1)   there must be at least $5,000
in Contract Value, and
(2)   the minimum withdrawal amount
must be $100.

•

Cannot be used in conjunction with Nursing Home and Hospital Withdrawal Benefit waiver.

•

If you elected an Income Guarantee Feature, you may only use this program to take withdrawals of your ALBA.

Annuity Payment Commutation	Allows withdrawal of all or a portion of the Commuted Value of any remaining Period Certain Annuity Payments once per lifetime of the Contract.	Optional	None
•

Available only for Annuity Options that include a Period Certain guarantee.

•

May only be taken once during the lifetime of the Contract and may not be taken any earlier than one year following the date you apply your Contract Value to an Annuity Option.

•

May not be taken after the end of the Period Certain portion of the Annuity Phase.

•

May not be taken if the requested withdrawal would cause the remaining Annuity Payment to be less than the Minimum Annuity Payment payable under the Contract at the existing Annuity Payment frequency.

•

Withdrawal must be at least $10,000.

•

Not available for Contracts issued in New York.

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
Terminal Illness Withdrawal Benefit	Allows withdrawal of some or all Contract Value without a CDSC if diagnosed with terminal illness or terminal medical condition.	Optional	None
•

You cannot be diagnosed with the terminal illness or the terminal condition or both as of Issue Date.

•

Each withdrawal request must be made one year or more after Issue Date.

•

We require proof that you are terminally ill, including, but not limited to, certification by a state licensed medical practitioner.

Nursing Home and Hospital Withdrawal Benefit	Allows withdrawal of some or all Contract Value without incurring a CDSC if confined to a licensed nursing care facility or accredited hospital.	Optional	None
•

Confinement must begin after Issue Date.

•

Each withdrawal request must be made one year or more after Issue Date.

•

Each withdrawal request must be made within 120 calendar days after services were provided.

•

Confinement must be for at least 90 consecutive calendar days and must be prescribed by a state licensed medical practitioner.

•

Cannot use with Systematic Withdrawal Program.

•

May not be available in all states. See “Appendix G – State Variations of Certain Contract Features.”

Some of the benefits identified in the Benefits Available Under the Contract table are described in more detail following the table and other benefits are disclosed in more detail in other sections of the prospectus.

Death Benefit

Death of Owner During the Accumulation Phase

If any Owner dies during the Accumulation Phase, we will pay a death benefit to the primary Beneficiary. If any Owner dies, we will treat the surviving Owner as the primary Beneficiary and treat any other Beneficiary designation, on record at the time of death, as a contingent Beneficiary.

The Beneficiary may request that the death benefit be paid under one of the death benefit options. If the sole primary Beneficiary is your spouse and your Contract is a Non-Qualified Contract or is held as a traditional IRA (including SEP and SIMPLE IRAs) or Roth IRA, he or she may elect to become the Owner of the Contract by continuing the Contract at the death benefit amount payable. Generally, if the Contract is continued then:

•	the spouse’s initial Contract Value will be equal to the death benefit that would have been payable if the lump sum distribution had been elected;

•	all applicable Contract features and benefits will be in the surviving spouse’s name; and

•	the surviving spouse will exercise all of the Owner’s rights under the Contract.

Restrictions are as follows:

•	if, at the time the Owner purchased the Contract, the surviving spouse was over the maximum Contract issue Age, then the Contract cannot be continued;

•	if the surviving spouse is not a Covered Person, the Income Guarantee Feature will be terminated;

•	if you elected the HQV Death Benefit, and the surviving spouse was over the maximum age for that benefit on the Issue Date, the ALIF no longer applies in determining the death benefit.

If the sole primary Beneficiary is a domestic partner or civil union partner, as defined under applicable state laws, we will treat him or her as a spouse for this provision, and he or she may elect to continue the Contract as described herein. However, a domestic partner or civil union partner cannot elect to continue the Contract if it is a traditional IRA or Roth IRA. Since current federal tax law does not define a spouse to include a domestic partner or civil union partner, such domestic partner or civil union partner who elects to continue the Contract must still meet the distribution requirements of IRC Section 72(s). In order to meet these requirements, the amount of any gain in the Contract will become subject to income tax at the time the election to continue the Contract is made.

The right to continue the Contract by a surviving spouse, a domestic partner, or a civil union partner can only be exercised once while the Contract is in effect.

See “Taxes – Civil Unions and Domestic Partnerships” if you are in a domestic partnership or civil union.

Death Benefit Amount During the Accumulation Phase

The death benefit amount depends upon the death benefit feature in effect at the time of your death or, if the Contract is owned by a non-natural person, an Annuitant’s death.

There are two death benefit features available.

•	Return of Purchase Payment (ROP) Death Benefit (no additional charge)

•	Highest Quarterly Value (HQV) Death Benefit (for an additional charge)

When you purchase your Contract, you must select one death benefit feature. Once you have selected a death benefit feature and we issue the Contract, you cannot later select a different death benefit feature. The HQV Death Benefit is not available for selection if the oldest Owner (or Annuitant, if the Owner is a non-natural person) is over the Age of 75 or if an Income Guarantee Feature has been elected.

Return of Purchase (ROP) Payment Death Benefit

The death benefit during the Accumulation Phase will be the greater of (1) and (2) below.

(1)	The total Purchase Payments, reduced by an adjustment for each withdrawal. The adjustment is equal to A divided by B, with the result multiplied by C, where:
        A = the Contract Value withdrawn, including any applicable CDSC;
        B = the Contract Value immediately prior to the withdrawal; and
C = the total Purchase Payments adjusted for any prior withdrawals.

(2)	The Contract Value.

A withdrawal will reduce the death benefit amount in direct proportion to the Contract Value reduction, including withdrawals of the ALBA if an Income Guarantee Feature is in effect. For example, if you take a 20% withdrawal from your Contract Value, the death benefit will be reduced by 20%. Since withdrawals result in a pro rata adjustment to the death benefit amount, the death benefit amount will be reduced by more than the actual dollar amount of the withdrawals when the death benefit is greater than the Contract Value. See “Appendix D –Death Benefit Examples – Return of Purchase Payment Death Benefit.”

The death benefit that is payable during the Accumulation Phase is determined as of the Close of Business on the Business Day on which we receive both due proof of death and an election of a payment method at our Service Center in Good Order. Where there is more than one Beneficiary, we will determine the death benefit as of the Close of Business on the first Business Day that any Beneficiary submits due proof of death and election of a payment method in Good Order. If the death benefit payable is greater than the Contract Value, we will apply an amount equal to the difference between the death benefit and Contract Value to each Sub-Account and/or the DCA Fixed Account, if applicable, in the ratio that your value bears to your Contract Value. Any current DCA Term will then terminate. Each Beneficiary’s portion of the death benefit will be applied to their chosen death benefit payout option on the Business Day we receive their election of a payment method at our Service Center in Good Order, and will be paid from the Sub-Accounts on a pro rata basis. The balance of the death benefit will remain in the Sub-Accounts based on the current allocation until each of the other Beneficiaries submits their election of a payment method to our Service Center in Good Order. From the time the death benefit is determined until complete distribution is made, any amount in a Sub-Account will be subject to investment risk. This risk is borne by the Beneficiary(ies).

The Return of Purchase Payment Death Benefit will terminate if the Contract terminates, once the Contract enters the Annuity Phase, or upon our receipt of due proof of the Owner’s death and election of the payment method unless the Contract is continued by the surviving spouse.

Highest Quarterly Value (HQV) Death Benefit

The Highest Quarterly Value Death Benefit will be  available beginning January 26, 2026 in all states except California, Delaware, Florida, New York, North Dakota, South Dakota, and South Carolina. It will be available in the remaining states except New York beginning February 23, 2026.

For additional detail on charge deduction and examples of the operation of this benefit see the section above entitled ‘‘Charges and Deductions’’ and “Appendix D – Death Benefit Examples – Highest Quarterly Value (HQV) Death Benefit.”

For an additional charge, at time of Contract issue, you may elect the  HQV Death Benefit. If you elect an Income Guarantee Feature or if the oldest Owner (oldest Annuitant is the Owner is a non-natural person) is over Age 75, you cannot elect this death benefit.

If you have elected the  HQV Death Benefit, the death benefit during the Accumulation Phase will be the greater of:

•	the Contract Value as of the Close of Business on the Business Day on which we receive due proof of death and an election of a payment method at our Service Center in Good Order, and

•	the Highest Quarterly Value.

Highest Quarterly Value

The Highest Quarterly Value will be the greater of (1) and (2) below:

1. The total Purchase Payments, reduced by an adjustment for each withdrawal; or

The adjustment for a withdrawal is equal to A divided by B, with the result multiplied by C, where:

A = the Contract Value withdrawn, including any applicable Contingent Deferred Sales Charge;
B = the Contract Value immediately prior to the withdrawal; and
C = the total Purchase Payments adjusted for any prior withdrawals.

Since withdrawals result in pro-rata adjustment to the total Purchase Payments, the total Purchase Payments will be reduced by more than the actual dollar amount of the withdrawals when the total Purchase Payments adjusted for any prior withdrawals is greater than the Contract Value.

2. The Annual Lock-In Feature.

Annual Lock-In Feature (ALIF)

On the Issue Date, the  ALIF is equal to the initial Purchase Payment.

After the Issue Date, the  ALIF is recalculated when any of the following occurs:

•	When a Purchase Payment is applied to the Contract.

When a Purchase Payment is applied to the Contract, the ALIF is equal to the most recently calculated ALIF plus the Purchase Payment.

•	When a withdrawal of Contract Value occurs.

When a withdrawal of Contract Value occurs, the ALIF is equal to the most recently calculated ALIF reduced by a pro-rata adjustment for that withdrawal.

The adjustment is equal to A divided by B, with the result multiplied by C, where:

A = the Contract Value withdrawn, including any applicable CDSC; B = the Contract Value immediately prior to the withdrawal; and C = the most recently calculated ALIF.

Since withdrawals result in a pro-rata adjustment to the ALIF, the ALIF will be reduced by more than the actual dollar amount of the withdrawal when the most recently calculated ALIF is greater than the Contract Value.

•	On each Contract Anniversary up to and including the Contract Anniversary after the oldest Owner (or oldest Annuitant, if the Contract is owned by a non-natural person) attains Age 80.

On each Contract Anniversary, the ALIF is equal to the greater of:

■	the most recently calculated ALIF; or

■	the highest quarterly Contract Value as determined on the last calendar day of any Contract Year quarter within the prior Contract Year after processing any transactions.

Once the Contract Anniversary after the oldest Owner (or oldest Annuitant, if the Contract is owned by a non-natural person) attains age 80 has occurred, the  ALIF will no longer recalculate on each Contract Anniversary. The ALIF will remain as the last calculated ALIF adjusted by subsequent Purchase Payments and withdrawals as previously described.

If the ownership of the Contract is changed to an Owner (Annuitant, if the Owner is a non-natural person), who was over the maximum age for electing the HQV Death Benefit on the Issue Date of the Contract, the ALIF will no longer apply. This includes changes as a result of a spousal continuance by a surviving spouse upon the death of the Owner. The death benefit will be the greater of the Contract Value and the total Purchase Payments, reduced by a pro-rata adjustment for each withdrawal. Since the ALIF will no longer apply, the death benefit value may be reduced at the time of the change in ownership. In this scenario, the HQV Death Benefit Charge will no longer be assessed, and any investment allocation restrictions will no longer apply.

Impact of Withdrawals on Highest Quarterly Contract Values

For the purpose of determining the highest quarterly Contract Value, as referenced above, each quarterly Contract Value will be reduced by withdrawals taken after the last calendar day of that Contract Year quarter.

The quarterly Contract Value(s) will be reduced by a pro-rata adjustment for each withdrawal.

The adjustment is equal to A divided by B, with the result multiplied by C, where:
A = the Contract Value withdrawn, including any applicable Contingent Deferred Sales Charge;
B = the Contract Value immediately prior to the withdrawal; and
C = the quarterly Contract Value.

Since withdrawals result in a pro-rata adjustment to the quarterly Contract Value, the quarterly Contract Value will be reduced by more than the actual dollar amount of the withdrawal when the quarterly Contract Value is greater than the Contract Value at the time of the withdrawal.

If multiple withdrawals occur in a Contract Year, each quarterly Contract Value may be reduced multiple times.

For example, if you request a withdrawal during the second Contract Year quarter, your quarterly Contract Value for the first Contract Year quarter will be reduced by the withdrawal. If you then request another withdrawal during the third Contract Year quarter, your quarterly Contract Value for the first Contract Year quarter will be reduced again by that second withdrawal and your quarterly Contract Value for the second Contract Year quarter will also be reduced by that withdrawal.

The death benefit that is payable during the Accumulation Phase is determined as of the Close of Business on the Business Day on which we receive both due proof of death and an election of a payment method at our Service Center in Good Order. Where there is more than one Beneficiary, we will determine the death benefit as of the Close of Business on the first Business Day that any Beneficiary submits due proof of death and election of a payment method in Good Order. If the death benefit payable is greater than the Contract Value, we will apply an amount equal to the difference between the death benefit and Contract Value to each Sub-Account and/or the  DCA Fixed Account, if applicable, in the ratio that your value bears to your Contract Value. Any current DCA Term will then terminate. Each Beneficiary’s portion of the death benefit will be applied to their chosen death benefit payout option on the Business Day we receive their election of a payment method at our Service Center in Good Order, and will be paid from the
Sub-Accounts on a pro rata basis. The balance of the death benefit will remain in the Sub-Accounts based on the current allocation until each of the other Beneficiaries submits their election of a payment method to our Service Center in Good Order. From the time the death benefit is determined until complete distribution is made, any amount in a Sub-Account will be subject to investment risk. This risk is borne by the Beneficiary(ies).

HQV Death Benefit Charge

If you elect the  HQV Death Benefit, we will deduct an additional charge on a quarterly basis in arrears as a percentage of the Highest Quarterly Value on the last calendar day of each Contract Year quarter. The charge will be assessed against your Contract Value in the Sub Accounts in which you are invested in the same proportion that the amount of the Contract Value in each Sub-Account bears to the total Contract Value in the Sub-Accounts. The table below reflects the current and maximum charge.

If you make a total withdrawal, a pro-rata portion of the charge will be assessed based on the number of calendar days from the first calendar day of the current Contract Year quarter to the date of the total withdrawal.

HQV Death Benefit Charge
When Charge is Deducted	Current (annual rate)	Maximum (annual rate)
On a quarterly basis in arrears, as a percentage of the Highest Quarterly Value on the last calendar day of each Contract Year quarter	0.30%	0.30%

HQV Death Benefit Allocation Restrictions

While the HQV Death Benefit is in effect, we reserve the right to modify the Sub-Accounts available with this feature from time to time. Currently, there are no such restrictions.

We will notify you by Written Notice at least 30 days before any change in Sub-Account restrictions. The restrictions in the type of Sub-Accounts available to you under the  HQV Death Benefit are intended to help us manage the risk associated with providing the HQV Death Benefit.

HQV Death Benefit Termination

The  HQV Death Benefit will terminate if the Contract terminates, once the Contract enters the Annuity Phase, or upon our receipt of due proof of the Owner’s death and election of the payment method unless the Contract is continued by the surviving spouse. You cannot request that the HQV Death Benefit be terminated.

Death Benefit Payment Options During the Accumulation Phase

The availability of certain death benefit options may be limited for Tax-Qualified Contracts in order to comply with RMD rules.

For Non-Qualified Contracts, each Beneficiary must elect the death benefit to be paid under one of the following options in the event that a death benefit becomes payable during the Accumulation Phase:

•	Option 1 – Lump sum payment of the death benefit.

•	Option 2 – Payment of the entire death benefit within five years of the date of any Owner’s death. This option may not be available if there are multiple Beneficiaries.

•	Option 3 – Payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution must begin within one year of the date of any Owner’s death. This option is not available for a Beneficiary that is a non-natural person.

For Qualified Contracts, each Beneficiary must elect the death benefit to be paid under one of the following options in the event that a death benefit becomes payable during the Accumulation Phase:

•	Option 1 – Lump sum payment of the death benefit.

•	Option 2 – Payment of the entire death benefit by the end of the calendar year that contains the tenth anniversary of your death (fifth anniversary of your death if you do not have a designated Beneficiary as defined for purposes of IRC Section 401(a)(9), including where your Beneficiary is your estate or certain trusts). This option may not be available if there are multiple Beneficiaries.

•	Option 3 – If the Beneficiary is your surviving spouse, or is not more than ten years younger than you, payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution must generally begin by the end of the calendar year following the year of your death. Additional deferral may be available for a spouse Beneficiary.

•	Option 4 – If the Beneficiary is your surviving spouse, or is not more than ten years younger than you, payment of the death benefit from a deferred annuity Contract over the life expectancy of the Beneficiary through a series of non-annuitized withdrawals made at least annually. Distribution must generally begin by the end of the calendar year following the year of your death. Additional deferral may be available for a spouse Beneficiary. Additional withdrawals, including full withdrawals, are available. This option may not be available if there are multiple Beneficiaries. See the section below entitled “Beneficiary IRA” for rules and restrictions.

If the sole primary Beneficiary is a spouse, continuation of the Contract in his or her own name is described previously in this section under “Death Benefit – Death of Owner During the Accumulation Phase.”

For Non-Qualified Contracts, any portion of the death benefit not applied to Option 3 within the time period specified must be distributed within five years of the date of the Owner’s death under Option 1 or Option 2. For Qualified Contracts, any portion of the death benefit not applied to Option 3 or Option 4 within the time period specified must be distributed by the end of the calendar year that contains the tenth anniversary of your death (fifth anniversary of your death if you do not have a designated Beneficiary as defined for purposes of IRC Section 401(a)(9), including where your Beneficiary is your estate or certain trusts) under Option 1 or Option 2. This is true even if you have restricted the Beneficiary’s payout option.  In addition, if you die after reaching the age at which RMDs must begin, your beneficiary is required to take annual required minimum distributions during the ten year distribution period.  You may restrict a Beneficiary’s right to elect a death benefit payout option. If you do so, such rights or options will not be available to the Beneficiary.

We may also consent to other death benefit payout options in addition to those described in this section as long as they comply with IRC Section 72(s) or Section 401(a)(9), as applicable.

If a Beneficiary chooses to receive payment of the death benefit other than as a lump sum, their successor Beneficiary will only receive any remaining Contract Value in the event of death before full distribution has been made. The death benefit will not apply upon the death of the Beneficiary.

Lump Sum Payments

If a lump sum payment is requested, we will pay the amount within seven calendar days after we receive due proof of death and election of the payment method in Good Order at our Service Center, unless we are required to suspend or delay payment.

Beneficiary IRA

Beneficiary, Inherited, Legacy or “Stretch” IRAs are all terms used to describe an IRA that is used exclusively to distribute death proceeds of an IRA or other qualified investment to the Beneficiary over that Beneficiary’s life expectancy in order to meet the Required Minimum Distribution (RMD) rules. Upon the contract owner’s death under an IRA or other Qualified Contract, an “Eligible Designated Beneficiary” may generally establish a Beneficiary IRA by either purchasing a new annuity Contract or, in some circumstances, by electing the Beneficiary IRA payout option under the current Contract. Until withdrawn, amounts in a Beneficiary IRA continue to be tax-deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the RMD rules, are subject to tax.

If the contract owner died on or before December 31, 2019 (on or before December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), an individual designated Beneficiary, and certain trusts as Beneficiary, are treated as Eligible Designated Beneficiaries, and can elect to take distributions over their life expectancy (life expectancy of the oldest trust Beneficiary).

However, if the contract owner dies on or after January 1, 2020 (on or after January 1, 2022 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), only certain designated Beneficiaries are treated as Eligible Designated Beneficiaries, and we will only offer the Beneficiary IRA payout option to a designated Beneficiary who either (1) is the surviving spouse of the deceased qualified plan participant or IRA Owner or, (2) is not more than 10 years younger than the deceased qualified plan participant or IRA Owner. In the future, we may allow additional classes of Eligible Designated Beneficiaries to elect the Beneficiary IRA payout option. See “Death Benefit – Death Benefit Payment Options During the Accumulation Phase” for more information.

See “Taxes – Required Minimum Distributions for Qualified Contracts” for more information.

Eligibility Requirements/Restrictions:

If a Beneficiary(ies) elects payment under Option 4 as a Beneficiary IRA after the death of the Owner, the following rules apply:

•	The annuity Contract will be titled in the Beneficiary’s name as Beneficiary for the deceased Owner. The Beneficiary must be the Annuitant, and the Annuitant cannot be changed.

•	For non-spousal Beneficiary IRAs, RMDs must begin by December 31st of the year following the year of the date of the Owner’s death. For spousal Beneficiary IRAs, RMDs may be deferred until the year for which the original Owner would have been required to begin RMDs. The RMD amount will generally be calculated based on the Beneficiary’s life expectancy and will be withdrawn from each Sub-Account and/or the DCA Fixed Account, if applicable, in the ratio that your value in each bears to your Contract Value. If the original Owner died after RMDs were required to begin, and was younger than the Beneficiary, the RMD amount may be calculated based on the original Owner’s life expectancy in the year of his or her death.

•	We will not offer a Beneficiary IRA to a trust.

•	RMDs must be made at least annually through a SWP that we administer. The SWP cannot be terminated.

•	Withdrawals will not be subject to a CDSC.

•	The Beneficiary’s initial Contract Value will be equal to the death benefit that would have been payable to the Beneficiary if a lump sum distribution had been elected.

•	Additional contributions cannot be applied to the Contract.

•	Upon the death of the Annuitant, any remaining Contract Value will be paid to the succeeding Beneficiary in a lump sum or over the Annuitant’s remaining life expectancy as determined by the applicable IRS table, but in no case may payments extend beyond the end of the calendar year that contains the tenth anniversary of the Annuitant’s death.

•	A Beneficiary IRA may only be established by the Beneficiary of the IRA Owner/qualified plan participant whose death triggered the RMD requirements of IRC Section 401(a)(9). A Beneficiary IRA may not be established as a “second generation” Beneficiary IRA by a successor Beneficiary.

•	Joint ownership of a Beneficiary IRA is not allowed.

•	If an Income Guarantee Feature is in effect, it will be terminated.

Beneficiaries should consult a tax adviser for advice prior to establishing a Beneficiary IRA.

Death of Owner During the Annuity Phase

Upon any Owner’s death during the Annuity Phase, if the Annuitant is still alive, the surviving Owner will retain the ownership of the Contract. If there is no surviving Owner, the Beneficiary will become the Owner. Any remaining Annuity Payments under the Annuity Option elected will continue to be paid at least as rapidly as under the method of distribution in effect at such Owner’s death. For Qualified Contracts, the Beneficiary(ies) may be required to receive an adjusted payment stream in order to comply with RMD rules that apply upon the Owner/Annuitant’s death. If the Beneficiary is not an “Eligible Designated Beneficiary” as defined by IRC Section 401(a)(9), Annuity Payments may only continue through the end of the calendar year that contains the tenth anniversary of the Owner/Annuitant’s death, even if a longer Annuity Payment option was elected, including a Joint and Last Survivor Annuity Option where the Joint Annuitant is still living.

Death of Annuitant

If an Annuitant, who is not the Owner or Joint Owner, dies during the Accumulation Phase, you can name a new Annuitant subject to our approval. If there is no surviving Annuitant, the oldest Owner will become the Annuitant. If the Owner is a non-natural person and an Annuitant dies, you may not name a new Annuitant. In this case we will treat the death of the Annuitant as the death of the Owner and pay the death benefit as described in “Death Benefit – Death of Owner During the Accumulation Phase.”

Upon the death of the last surviving Annuitant on or after the Annuity Date, the death benefit, if any, is as specified in the Annuity Option elected. Upon the death of the last surviving Annuitant during the Annuity Phase, any remaining payment under the elected Annuity Option will be paid to the Beneficiary. For Qualified Contracts, the Beneficiary(ies) may be required to receive an adjusted payment stream in order to comply with RMD rules that apply upon the Owner/ Annuitant’s death. If the Beneficiary is not an “Eligible Designated Beneficiary” as defined by IRC Section 401(a)(9), Annuity Payments may only continue through the end of the calendar year that contains the tenth anniversary of the Owner/ Annuitant’s death, even if a longer Annuity Payment option was elected, including a Joint and Last Survivor Annuity Option where the Joint Annuitant is still living. We will treat a surviving Owner as the primary Beneficiary and treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary.

Due Proof of Death

For purposes of determining due proof of death, we require:

•	a certified death certificate; or

•	a certified decree of a court of competent jurisdiction as to the finding of death; or

•	any other proof satisfactory to us.

Additional Benefits

Terminal Illness Withdrawal Benefit

With this benefit, you may withdraw all or a portion of your Contract Value without incurring a CDSC if we receive a Written Request in Good Order at our Service Center that you (or an Annuitant, if the Owner is a non-natural person) have met the following conditions:

•	For purposes of this benefit, you (or an Annuitant, if the Owner is a non-natural person) were not diagnosed with a terminal illness or a terminal condition resulting from bodily injury or disease or both as of the Issue Date.

•	Each withdrawal request is made on or after the “Eligibility Date for Waiver of Contingent Deferred Sales Charge,” which is one year after the Issue Date.

•	We will require proof that you (or an Annuitant, if the Owner is a non-natural person) are terminally ill, as described above, and not expected to live more than 12 months. This proof will include, but is not limited to, certification by a state licensed medical practitioner performing within the scope of his/her license. The state licensed medical practitioner must not be you or your parent, sibling, spouse or child (or an Annuitant or an Annuitant’s parent, sibling, spouse or child if the Owner is a non-natural person).

If we determine that your Written Request for a withdrawal free of CDSC does not meet the qualifying conditions, we will provide a Written Notice of such determination. We will not proceed with your Written Request for a withdrawal until we receive notification from you that you accept or reject the withdrawal including the CDSC assessed. If you do not accept the withdrawal including the CDSC, the withdrawal request will not be processed. If you do accept the withdrawal including the CDSC, we will process it on the Business Day you notify us of your acceptance.

There is no charge for the Terminal Illness Withdrawal Benefit. Please contact your registered representative or call the Service Center for more information.

Nursing Home and Hospital Withdrawal Benefit

With this benefit, you may withdraw all or a portion of your Contract Value without incurring a CDSC if we receive a Written Request in Good Order at our Service Center that you (or an Annuitant, if the Owner is a non-natural person) have been confined to a licensed nursing care facility or accredited hospital or its successor, subject to the following requirements:

•	For purposes of this benefit, you (or the Annuitant, if the Owner is a non-natural person) are not confined in a licensed nursing care facility or accredited hospital or its successor on the Issue Date.

•	Each withdrawal request is made on or after the “Eligibility Date for Waiver of Contingent Deferred Sales Charge,” which is one year after the Issue Date.

•	Each withdrawal request is made within 120 calendar days after services were provided to you (or the Annuitant, if the Owner is a non-natural person). You must have been confined at a licensed nursing care facility and/or accredited hospital or its successor for a consecutive period of at least 90 consecutive calendar days.

•	The confinement must be prescribed by a state licensed medical practitioner performing within the scope of his/her license.

•	Each withdrawal is accompanied by proof satisfactory to us that you (or the Annuitant, if the Owner is a non-natural person) meet the qualifying conditions above.

You may not participate in the Systematic Withdrawal Program if we are currently waiving the CDSC in accordance with this benefit.

A licensed nursing care facility is an institution licensed by the state in which it is located to provide skilled nursing care, intermediate nursing care, or custodial nursing care. An accredited hospital is a hospital licensed, or recognized as a general hospital, by the state in which it is located or by the Joint Commission on the Accreditation of Hospitals, or its successors.

If we determine that your Written Request for a withdrawal free of CDSC does not meet the qualifying conditions, we will provide a Written Notice of such determination. We will not proceed with your Written Request for a withdrawal until we receive notification from you that you accept or reject the withdrawal including the CDSC assessed. If you do not accept the withdrawal including the CDSC, the withdrawal request will not be processed. If you do accept the withdrawal including the CDSC, we will process it on the Business Day you notify us of your acceptance.

There is no charge for the Nursing Home and Hospital Withdrawal Benefit.

The Nursing Home and Hospital Withdrawal Benefit may not be available in all states. See “Appendix G – State Variations of Certain Contract Features.” Please contact your registered representative or call the Service Center for more information.

Income Guarantee Features

We offer three optional Income Guarantee Features under the Contract: RetirePay, RetireCore, and RetireCore Stacking. An Income Guarantee Feature may only be elected at time of Contract issue, and you may only elect one of the three.

Each Income Guarantee Feature guarantees that each Contract Year beginning with the Guaranteed Lifetime Withdrawal Date, you can receive guaranteed lifetime income equal to the  ALBA even if your Contract Value is reduced to zero as long as there is a positive Benefit Base. However, you will not receive guaranteed lifetime income if your Contract Value is reduced to zero due to an Excess Withdrawal.

There are two versions of each Income Guarantee Feature: a single life version and a joint life version. For each version, there are two Automatic Step-Up options.

What are the differences between the Income Guarantee Features?

Please review the Rate Sheet Prospectus Supplement that is applicable to the three Income Guarantee Features and discuss their differences with your registered representative.

Living Benefit Parameter	RetirePay	RetireCore	RetireCore Stacking
Withdrawal Rates/Lifetime Guarantee Rates

Determined by using the age of the youngest Covered Person on the Guaranteed Lifetime Withdrawal Date and the number of full Contract Years from the Issue Date until the Guaranteed Lifetime Withdrawal Date.

		Initial rates determined by using the age of the youngest Covered Person on the Guaranteed Lifetime Withdrawal Date.	Initial rates determined by using the age of the youngest Covered Person on the Guaranteed Lifetime Withdrawal Date.
Withdrawal Rate/Lifetime Guarantee Rate Increases	Cannot increase after the Guaranteed Lifetime Withdrawal Date.	Can increase after the Guaranteed Lifetime Withdrawal Date if there is an increase in the Benefit Base due to an Automatic Step-Up Value after a new Age Range is reached.	Can increase after the Guaranteed Lifetime Withdrawal Date if there is an Automatic Step-Up after a new Age Range is reached.
Benefit Base

The initial Benefit Base is equal to the Contract Value as of the Issue Date.

The Benefit Base is increased by subsequent Purchase Payments and Automatic Step-Ups.  The Benefit Base is decreased by Excess Withdrawals.

The initial Benefit Base is equal to the Purchase Payment as of the Issue Date.

The Benefit Base is increased by subsequent Purchase Payments, increases to the Automatic Step-Up Value, and increases to the Roll-Up Value. The Benefit Base is decreased by Excess Withdrawals.

The Initial Benefit Base is equal to the Purchase Payment as of the Issue Date.

The Benefit Base is increased by subsequent Purchase Payments, Automatic Step-Ups, and Roll-Ups. The Benefit Base is decreased by Excess Withdrawals.

Living Benefit Parameter	RetirePay	RetireCore	RetireCore Stacking
Roll-Up Base	Not Applicable	The initial Roll-Up Base is equal to the Purchase Payment as of the Issue Date. The Roll-Up Base is increased by subsequent Purchase Payments. The Roll-Up Base is decreased by Excess Withdrawals.

The initial Roll-Up Base is equal to the Purchase Payment as of the Issue Date.

The Roll-up Base is increased by subsequent Purchase Payments and Automatic Step-Ups. The Roll-up Base is decreased by Excess Withdrawals.

Subsequent Purchase Payment Restrictions	Up to $10,000 after the first Contract year and prior to the Guaranteed Lifetime Withdrawal Date.	Up to $25,000 after the first Contract year and prior to the Guaranteed Lifetime Withdrawal Date.	Up to $25,000 after the first Contract year and prior to the Guaranteed Lifetime Withdrawal Date.
Withdrawal Availability Prior to Establishing the Guaranteed Lifetime Withdrawal Date

On or after the date that the youngest Covered Person attains age 59½, you  may elect to designate withdrawals that will not establish your Guaranteed Lifetime Withdrawal Date.

These withdrawals will be Excess Withdrawals.

On or after the date that the youngest Covered Person attains age 59½, you may elect to designate the first withdrawal that you take as a Non-Lifetime Withdrawal that will not establish your Guaranteed Lifetime Withdrawal Date.

This withdrawal will be an Excess Withdrawal.

On or after the date that the youngest Covered Person attains age 59½, you may elect to designate the first withdrawal that you take as a Non-Lifetime Withdrawal that will not establish your Guaranteed Lifetime Withdrawal Date.

This withdrawal will be an Excess Withdrawal.

In addition to the differences between the Income Guarantee Features described above, we also expect the Withdrawal Rates/Lifetime Guarantee Rates to be different.

Important Income Guarantee Feature Considerations

An Income Guarantee Feature may not be appropriate for all Owners. You should understand the Income Guarantee Features completely before you elect one. In particular, please note the following:

•	Electing an Income Guarantee Feature does not in any way guarantee the performance of any of the investment options available under the Contract. The guarantees apply to the Benefit Base and the ALBA, which are subject to limitations in terms of your ability to access those values.

•	Postponing withdrawals may positively impact the ALBA (e.g., because of higher Withdrawal Rates when you are older and increased potential for Benefit Base growth). However, if you postpone taking withdrawals, you may limit the value of this feature because your remaining life expectancy shortens as you age.

•	Payments of the ALBA will first be made from your Contract Value. Our obligation to pay you more than your Contract Value, while your Income Guarantee Feature is in effect, will only arise if your Contract Value is reduced to zero and there is still a Benefit Base remaining.

•	Excess Withdrawals may significantly reduce or eliminate the value of the guarantees provided by your Income Guarantee Feature. Please consider the value of future withdrawals that you will need in deciding whether to elect an Income Guarantee Feature or the dollar amount of the Purchase Payments you apply to this Contract.

•	Because the Income Guarantee Feature Charge is a percentage of the Benefit Base, the positive effect of an increase in the Benefit Base will be partially offset by an increase in the cost of the benefit.

•	If you plan on making additional Purchase Payments, you should consider the limitations on subsequent Purchase Payments when your Income Guarantee Feature is in effect.

•	Your investment allocations are restricted. You should consider these restrictions when deciding whether to elect an Income Guarantee Feature.

•	If the joint life version of an Income Guarantee Feature is elected, a later divorce or dissolution of a civil union or domestic partnership may adversely impact the benefits of your Income Guarantee Feature, including possibly terminating the benefit, or resulting in a payment for only a single life, even though the joint life version was elected.

•	The Benefit Base is the amount that we use to determine your ALBA. The Benefit Base, the Roll-Up Value (RetireCore), and the Roll-Up Base (RetireCore and RetireCore Stacking) cannot be withdrawn, applied to an Annuity Option, or paid as a death benefit and are not amounts that are guaranteed to be returned to you.

•	In states where a change of ownership does not terminate your Income Guarantee Feature, such a change may adversely impact the benefits provided by your Income Guarantee Feature.

•	Electing the Income Guarantee Feature Charge Increase Opt-Out will establish your Guaranteed Lifetime Withdrawal Date, Withdrawal Rate, and Lifetime Guarantee Rate, if not previously established, terminate any future Automatic Step-Ups, terminate any future Roll-Ups (for RetireCore and RetireCore Stacking), and terminate your right to make subsequent Purchase Payments. If an Income Guarantee Feature Charge Increase Opt-Out is elected prior to the youngest Covered Person attaining age 59½, the Guaranteed Lifetime Withdrawal Date will instead be the date the youngest Covered Person attains age 59½.

•	An Income Guarantee Feature Charge Increase Opt-Out is irrevocable once it becomes effective.

•	For mathematical examples illustrating how the Income Guarantee Features operate, see Appendix F.

•	Please consult with a registered representative when evaluating the Income Guarantee Features.

Rate Sheet Prospectus Supplement Information

We use the Rate Sheet Prospectus Supplement (“Rate Sheet”) to provide current information about the Income Guarantee Features as of a certain effective date (“Rate Sheet Effective Date”). The Rate Sheet updates the following information regarding the Income Guarantee Features:

•	Withdrawal Rates,

•	Lifetime Guarantee Rates,

•	Income Guarantee Feature Charges,

•	Roll-Up Percentage (for RetireCore and RetireCore Stacking), and

•	Investment Allocation Restrictions

(collectively, referred to as the “Income Guarantee Feature Terms”).

A Rate Sheet that supersedes a prior Rate Sheet will not become effective unless Written Notice of the effective date of the new Rate Sheet is given at least 10 Business Days in advance. The relevant information from all superseded Rate Sheets can be found in Appendix H.

For Contracts issued in New York, the Withdrawal Rate applies prior to and during the Settlement Phase while an Income Guarantee Feature is in effect. For Contracts issued in New York, all references to “Lifetime Guarantee Rate” are replaced with “Withdrawal Rate.” Contracts issued in New York with RetirePay have a separate Rate Sheet than Contracts issued in all other states. RetireCore and RetireCore Stacking are not available in New York.

Rate Sheet Eligibility Conditions

Certain Rate Sheet eligibility conditions apply when we have issued a subsequent Rate Sheet after you apply for your Contract and prior to your Issue Date.

In order for the Income Guarantee Feature Terms in any particular Rate Sheet to apply to your Contract, your necessary application information, including any applicable transfer form(s), must be submitted to an order entry system utilized to issue the Contract (“application submit date”) on or after the effective date of that Rate Sheet and prior to the effective date of the subsequent Rate Sheet. For purposes of this process, the application submit date is also defined to include the date the application is signed if a paper application is necessary.

Application Requirements

The application information must be in Good Order within 10 business days after the application submit date, including completion of the broker-dealer suitability review. We also require payment of at least the minimum initial Purchase Payment within 10 Business Days after the application submit date (90 calendar days if you plan to pay the initial Purchase Payment with proceeds from an IRS Section 1035 exchange or direct transfer).

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the Income Guarantee Feature Terms in the Rate Sheet in effect on the application submit date will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will cancel the application and return any Purchase Payment received.

If these Rate Sheet Eligibility Conditions are not met and your initial Purchase Payment was paid with proceeds from an IRS Section 1035 exchange or direct transfer, we will inform you and request instructions regarding whether to issue the Contract with the Income Guarantee Feature Terms in effect under the subsequent Rate Sheet or cancel the application. If you have not provided us with the requested instructions within 2 Business Days after we have received your Purchase Payment, we will return your Purchase Payment to the original source.

Rate Sheet Comparison Process

Subject to satisfying the Rate Sheet Eligibility Conditions established in the Rate Sheet, if your application is submitted prior to a Rate Sheet Effective Date and your Contact is issued on or after that Rate Sheet Effective Date, that Rate Sheet will apply if there are only beneficial changes to the terms of the Income Guarantee Feature you selected. If your Contract is issued before a Rate Sheet Effective Date, that Rate Sheet will not apply and you will receive the Rate Sheet that was effective as of your application submit date.

The changes will be considered to be beneficial unless any of the following occurs for the Income Guarantee Feature you selected:

•	Any Withdrawal Rates and/or Lifetime Guarantee Rates have decreased,

•	Income Guarantee Feature Charges have increased,

•	The Roll-Up Percentage (for RetireCore and RetireCore Stacking) has decreased, or

•	Investment Allocation Restrictions have changed (excluding changes to the Investment Allocation Restrictions due to the addition of available investment options or changes that occur through fund substitutions or fund mergers).

For example:

•	A Rate Sheet is issued with an effective date of 5/1/2026.

•	Your application with transfer paperwork is submitted and received In Good Order on 8/3/2026.

•	A superseding rate sheet is issued on 8/18/2026, with a 9/1/2026 effective date.

IF	AND	THEN

The terms of the Income Guarantee Feature you elected on the superseding Rate Sheet:

•

Withdrawal Rates have increased;

•

Lifetime Guarantee Rates have increased;

•

Income Guarantee Feature Charges have increased;

•

The Roll-Up Percentage (if applicable) is unchanged; and

•

Investment Allocation Restrictions are unchanged.

Your initial purchase payment is received in Good Order and your Contract is issued prior to 9/1/2026.

You will receive the Income Guarantee Feature Terms in effect at the time of application on the 5/1/2026 Rate Sheet, as the initial purchase payment was received and the Contract was issued prior to the 9/1/2026 Rate Sheet Effective Date.

Your initial purchase payment is received in Good Order and your Contract is issued on or after 9/1/2026.

You will receive the Income Guarantee Feature Terms in effect  at the time of application on the 5/1/2026 Rate Sheet.

Even though the Withdrawal and Lifetime Guarantee Rates have both increased, the increase to the Income Guarantee Feature Charge is not considered beneficial.

IF	AND	THEN

The terms of the Income Guarantee Feature you elected on the superseding Rate Sheet:

•

Withdrawal Rates have increased;

•

Lifetime Guarantee Rates have increased;

•

Income Guarantee Feature Charges are unchanged;

•

The Roll-Up Percentage (if applicable) is unchanged; and

•

Investment Allocation Restrictions are unchanged.

Your initial purchase payment is received in Good Order and your Contract is issued prior to 9/1/2026.

You will receive the Income Guarantee Feature Terms in effect  at the time of application on the 5/1/2026 Rate Sheet, as the initial purchase payment was received prior to the 9/1/2026 Rate Sheet Effective Date.

Your initial purchase payment is received in Good Order and your Contract is issued on or after 9/1/2026.

You will receive the Income Guarantee Feature Terms in effect  at the time of contract issue on the 9/1/2026 Rate Sheet.

Since the Withdrawal and Lifetime Guarantee Rates have both increased, and no other Income Guarantee Features have changed, the changes are considered beneficial.

You should not elect an Income Guarantee Feature without first obtaining the applicable Rate Sheet.

To obtain a current Prospectus and Rate Sheet or if you have any questions regarding the Rate Sheet, please contact your registered representative, visit us online at  www.MassMutual.com/contact-us, or call our Service Center at (800) 272-2216 (8 a.m.–8  p.m. Eastern Time).

Income Guarantee Feature Investment Allocation Restrictions

While an Income Guarantee Feature is in effect, the investment options available to you are restricted.

If a requested change in your allocations or a transfer of any portion of your Contract Value does not comply with these investment restrictions, you will be required to terminate your Income Guarantee Feature by Written Request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. If we change the investment restrictions, you must change your allocations to comply within 30 calendar days of the restrictions becoming effective, or we will terminate your Income Guarantee Feature.

For current investment option restrictions, see the current Rate Sheet Prospectus Supplement (for prospective Contract Owners) or the Rate Sheet Prospectus Supplement included at the time of Contract delivery (for existing Contract Owners). Historical Rate Sheets can also be found in Appendix  H.

MassMutual RetirePaySM

Covered Person(s)

The Covered Person(s) is the person(s) whose life is used to determine the duration of the ALBA. The Covered Person(s) is identified on the date RetirePay is issued, and cannot be changed after that Issue Date, even if there is a divorce or dissolution of a civil union or domestic partnership involving the Covered Person(s).

If the single life version is elected, the Covered Person is:

•	the Owner, if the Owner is a natural person,

•	the oldest Joint Owner, if the Contract has Joint Owners, or

•	the Annuitant, if the Owner is a non-natural person.

If the single life version is elected, we only allow one Annuitant, and the Annuitant must be the Covered Person. However, if you reach your Annuity Date and choose an Annuity Option other than that described in the “Latest Permitted Annuity Date” sub-section below, then you may change the Annuitant and/or name a joint Annuitant.

If the joint life version is elected, the Covered Persons are:

•	the Owner and his/her spouse (or domestic partner or civil union partner for Non-Qualified Contracts), if the Contract is owned by one natural person.

•	both Owners, if the Contract is jointly owned. The Joint Owners must be spouses (or domestic partners or civil union partners for Non-Qualified Contracts), or

•	the Annuitant and his/her spouse, if the Owner is a Custodial IRA.

The joint life version is not available under a Contract owned by a non-natural person, other than a Custodial IRA.

A surviving Covered Person will be considered the primary Beneficiary, and any other Beneficiary designation will be treated as a contingent Beneficiary (for Custodial IRAs, the Joint Covered Person must be the Beneficiary of the custodial account). However, the Beneficiary may be changed if the Joint Covered Person is no longer the spouse, domestic partner or civil union partner of the Owner, and the Contract has not yet entered the Annuity Phase.

If the joint life version is elected, the Annuitant must be a Covered Person and cannot be changed. If only one Annuitant is named and the Annuitant dies while RetirePay remains in effect, the surviving Covered Person becomes the Annuitant. Upon reaching the Latest Permitted Annuity Date or entering the Settlement Phase, if both Covered Persons are living, they will become joint Annuitants. If you reach your Annuity Date and choose an Annuity Option other than that described under the Latest Permitted Annuity Date section, then you may change the Annuitant(s). See the sub-sections below entitled “Latest Permitted Annuity Date” and “Payments During the Settlement Phase.”

However, for Qualified Contracts and Contracts held as Custodial IRAs, if the Covered Person who is not the Owner (the Annuitant, if the Owner is a Custodial IRA) is no longer the Beneficiary (Beneficiary of the custodial account, if the Owner is a Custodial IRA) when the Annuity Date is reached, due to a Beneficiary change after a divorce then that Covered Person cannot become an Annuitant.

Withdrawals

The Guaranteed Lifetime Withdrawal Date

The Guaranteed Lifetime Withdrawal Date is the date on which the Company guarantees the Withdrawal Rate and the Lifetime Guarantee Rate and on which you may begin receiving payments of the ALBA.

The Guaranteed Lifetime Withdrawal Date will be the earlier of:

•	the date you elect the Guaranteed Lifetime Withdrawal Date; or

•	the effective date of an Income Guarantee Feature Charge Increase Opt-Out, as long as it is not prior to the youngest Covered Person attaining age 59½.

If an Income Guarantee Feature  Charge Increase Opt-Out is elected prior to the youngest Covered Person attaining age 59½, the Guaranteed Lifetime Withdrawal Date will instead be the date the youngest Covered Person attains age 59½.

The Guaranteed Lifetime Withdrawal Date  cannot be prior to the youngest Covered Person attaining age 59½. There is no ALBA prior to the election of the Guaranteed Lifetime Withdrawal Date.

Contingent Deferred Sales Charges (CDSCs)

Contingent Deferred Sales Charges  may apply if any Excess Withdrawals exceed the Free Withdrawal Amount. CDSCs will not apply to an ALBA that exceeds the Free Withdrawal Amount.

Annual Lifetime Benefit Amount (ALBA) when Contract Value is Greater than Zero

On or after the Guaranteed Lifetime Withdrawal Date, and as long as your Contract Value is greater than zero, the ALBA is the maximum amount that may be withdrawn in the current Contract Year without being considered an Excess Withdrawal. Each withdrawal of the ALBA will reduce your Contract Value.

On your Guaranteed Lifetime Withdrawal Date, your  ALBA equals:

•	the Benefit Base, multiplied by

•	the applicable Withdrawal Rate.

Each time a withdrawal is made, we decrease the ALBA for that Contract Year by such withdrawal. The remaining amount is called the “Remaining ALBA” available for that Contract Year. Any Remaining ALBA not withdrawn in a Contract Year is not available in later Contract Years.

Withdrawal Rate – On the Guaranteed Lifetime Withdrawal Date, we will determine the Withdrawal Rate using:

•	the number of full Contract Years from the Issue Date until the Guaranteed Lifetime Withdrawal Date, and

•	the Age of the youngest Covered Person on the Guaranteed Lifetime Withdrawal Date.

However, if the Income Guarantee Feature Charge is increased and you elect the Income Guarantee Feature Charge Increase Opt-Out prior to the youngest Covered Person attaining age 59½, the Withdrawal Rate is determined using the number of years from the Issue Date until the effective date of the Income Guarantee Feature Charge Increase Opt-Out, and age 59½ of the youngest Covered Person.

The Withdrawal Rate will not change once determined. Generally, the greater the number of years from the Issue Date, and the older the youngest Covered Person is, the higher the Withdrawal Rate.

The  ALBA is recalculated on each Contract Anniversary after the recalculation of the Benefit Base. The calculation of the Benefit Base is explained in the Benefit Base sub-section below. The ALBA is recalculated before any other transactions are processed on the Contract Anniversary. The ALBA will change on a Contract Anniversary if the Benefit Base has changed since the prior Contract Anniversary.

In the Contract Year in which the Guaranteed Lifetime Withdrawal Date occurs, the entire  ALBA is available for withdrawal.

For current Withdrawal Rates, see the current Rate Sheet Prospectus Supplement (for prospective Contract Owners) or the Rate Sheet Prospectus Supplement included at the time of Contract delivery (for existing Contract Owners). Historical Rate Sheets can also be found in Appendix  H.

Annual Lifetime Benefit Amount (ALBA) when Contract Value Reduces to Zero

If your Contract Value is reduced to zero due to an Excess Withdrawal, the ALBA is no longer available. No further benefits will be payable under RetirePay, and RetirePay will terminate.

If your Contract Value is reduced to zero due to a withdrawal that is not an Excess Withdrawal, or due to the application of any Contract and rider charges against your Contract Value, your Contract will enter the Settlement Phase. Once the Contract has entered the Settlement Phase, no death benefit will be available, no additional Purchase Payments will be allowed, and no additional charges  will be assessed.

Payments During the Settlement Phase

When the Contract enters the Settlement Phase, we will first pay you any Remaining ALBA for that Contract Year.

On the later of your next Contract Anniversary or the date the youngest Covered Person attains Age 59½:

•	The ALBA will equal:

○	the Benefit Base, multiplied by

○	the applicable Lifetime Guarantee Rate.

•	We will begin paying you the ALBA in monthly installments for the rest of the Covered Person’s life (or if the joint life version was elected, for the rest of the lives of both Covered Persons).

While you are receiving payments of the ALBA in the Settlement Phase, the Contract will be considered to be in the Annuity Phase, payments will be treated as Annuity Payments, and the Covered Person(s) will be the Annuitant(s).

If the monthly installment of the ALBA is less than $100, the ALBA may be paid at any other frequency acceptable to us, but not less frequently than annually, and will be equal to the ALBA divided by the number of payments per year.

For Contracts with the joint life version, the  ALBA will be paid for the lives of both Covered Persons. If an Owner dies after the Contract enters the Settlement Phase, and there is a surviving Covered Person, the ALBA will be paid to the Beneficiary for the life of the surviving Covered Person. If the surviving Covered Person is not the Beneficiary (due to a Beneficiary change after a divorce or dissolution of a civil union or domestic partnership), the surviving Covered Person will have no rights to the  ALBA.

However, for Contracts held as an IRA or a Custodial IRA, if, at the time the Settlement Phase begins, the joint Covered Person is no longer the Beneficiary (or the Beneficiary of the custodial account if the Owner is a Custodial IRA), the joint Covered Person will not become an Annuitant and payments will cease upon death of the Owner (Annuitant if the Owner is a Custodial IRA). Therefore, any change in the Beneficiary due to a divorce could result in a  payout based only on a single life even when the joint life version was elected.

If the Guaranteed Lifetime Withdrawal Date has not been established when your Contract enters the Settlement Phase, then the later of your next Contract Anniversary or the date the youngest Covered Person attains Age 59½ will be the Guaranteed Lifetime Withdrawal Date.

Lifetime Guarantee Rate – On the Guaranteed Lifetime Withdrawal Date, we will determine the Lifetime Guarantee Rate using:

•	the number of full Contract Years from the Issue Date until the Guaranteed Lifetime Withdrawal Date, and

•	the Age of the youngest Covered Person on the Guaranteed Lifetime Withdrawal Date.

Generally, the greater the number of years from the Issue Date, and the older the youngest Covered Person is, the higher the Lifetime Guarantee Rate. The Lifetime Guarantee Rate will not change once determined. For Contracts issued in New York, the Withdrawal Rate applies prior to and during the Settlement Phase while RetirePay is in effect. For Contracts issued in New York, all references to “Lifetime Guarantee Rate” are replaced with “Withdrawal Rate.”

However, if you elect a Income Guarantee Feature Charge Increase Opt-Out prior to the youngest Covered Person’s age 59½, the Lifetime Guarantee Rate is determined using the full number of years from the Issue Date until the effective date of the Income Guarantee Feature Charge Increase Opt-Out, and age 59½ of the youngest Covered Person.

For current Lifetime Guarantee Rates, see the current Rate Sheet Prospectus Supplement (for prospective Contract Owners) or the Rate Sheet Prospectus Supplement included at time of Contract delivery (for existing Contract Owners). Historical Rate Sheets can also be found in Appendix  H.

Excess Withdrawals

Withdrawals prior to the Guaranteed Lifetime Withdrawal Date

Any withdrawal (including  CDSCs applicable to the withdrawal) that occurs prior to the Guaranteed Lifetime Withdrawal Date, will be an Excess Withdrawal and will reduce the Benefit Base. This includes any withdrawals of your Free Withdrawal Amount.

Withdrawals on or after the Guaranteed Lifetime Withdrawal Date

Any withdrawal taken on or after the Guaranteed Lifetime Withdrawal Date that is less than or equal to the remaining  ALBA will not be considered an Excess Withdrawal and will not reduce the Benefit Base.

The portion of a withdrawal (including  CDSCs applicable to the withdrawal) from the Contract Value that causes the cumulative withdrawals to exceed the ALBA in that Contract Year will be an Excess Withdrawal. Any withdrawal that occurs after the cumulative withdrawals exceed the ALBA in that Contract Year will also be an Excess Withdrawal.

An  RMD that meets the conditions below will also not be an Excess Withdrawal:

•	It must be taken as part of the Company’s systematic withdrawal program established for the payment of RMDs, with no withdrawals outside of the RMD program occurring within the Contract Year;

•	It is taken on or after the Guaranteed Lifetime Withdrawal Date;

•	The RMD amount must be calculated by us based solely on the fair market value of the Contract;

•	The RMD must be the RMD calculated for the current calendar year.

We refer to any withdrawal that is not an Excess Withdrawal, such as withdrawals of the  ALBA and qualifying RMDs, as non-Excess Withdrawals.

Benefit Base

The Benefit Base is the amount that we use to determine your ALBA. The Benefit Base cannot be withdrawn, applied to an Annuity Option, or paid as a death benefit. It is not an amount that is guaranteed to be returned to you.

The initial Benefit Base is equal to the Purchase Payment as of the Issue Date.

The Benefit Base may change as a result of the following:

•	a subsequent Purchase Payment;

•	an Excess Withdrawal; or

•	an Automatic Step-Up.

Effect of Subsequent Purchase Payments on Benefit Base

The Benefit Base will be recalculated with each subsequent Purchase Payment received after the  Issue Date. The Benefit Base, after the application of each subsequent Purchase Payment, will be equal to the Benefit Base immediately prior to the subsequent Purchase Payment, plus the amount of the subsequent Purchase Payment, net of any applicable taxes.

Restrictions on Subsequent Purchase Payments

After your first Contract Year and prior to your Guaranteed Lifetime Withdrawal Date, we limit the total dollar amount of subsequent Purchase Payments that can be applied to your Contract during each Contract Year to $10,000 per Contract Year.

Subsequent Purchase Payments may not be made on or after your Guaranteed Lifetime Withdrawal Date.

If you elect a Income Guarantee Feature Charge Increase Opt-Out, no subsequent Purchase Payments may be made on or after the effective date of the Income Guarantee Feature Charge Increase Opt-Out.

Effect of Withdrawals on Benefit Base

Any non-Excess Withdrawal does not impact the Benefit Base.

Any Excess Withdrawal will have a negative impact on the Benefit Base. An Excess Withdrawal will decrease the Benefit Base in the same proportion as the amount of the Excess Withdrawal (including  CDSCs) divided by the Contract Value prior to the Excess Withdrawal. An Excess Withdrawal will reduce the Benefit Base by more than the dollar amount of the Excess Withdrawal when the Benefit Base is greater than the Contract Value. Unlike the proportional impact of an Excess Withdrawal on the Benefit Base, an Excess Withdrawal will reduce your Contract Value on a dollar-for-dollar basis.

An Excess Withdrawal will reduce the Benefit Base by an amount equal to A divided by B, with the result multiplied by  C, where:

A = The Excess Withdrawal including any applicable CDSC; B = The Contract Value immediately prior to the Excess Withdrawal; and C = the most recently calculated Benefit Base.

See “Appendix  F – Income Guarantee Feature Examples” for a hypothetical example of the impact of an Excess Withdrawal on the Benefit Base.

Effect of Automatic Step-Up on the Benefit Base

The Benefit Base may increase due to an Automatic Step-Up on each Contract Anniversary, provided that the Age of the Covered Person (or the youngest Covered Person for a joint life version) on the last calendar day of the prior Contract Year does not exceed the maximum Automatic Step-Up Age of 90.

You must elect one of the two Automatic Step-Up options at the Issue Date. You may not discontinue or change the Automatic Step-Up option.

If you elect a Income Guarantee Feature Charge Increase Opt-Out, no further Automatic Step-Ups will occur after the effective date of the Income Guarantee Feature Charge Increase Opt-Out.

Highest Anniversary Value Step-Up

If you elect the Highest Anniversary Value Step-Up option, an Automatic Step-Up will occur on the Contract Anniversary provided that on the last calendar day of the prior Contract Year the Contract Value exceeds the Benefit Base.

Any applicable Automatic Step-Up will increase the Benefit Base to the Contract Value. When calculating the Automatic Step-Up, the Contract Value that is compared to the Benefit Base will be determined after processing any transactions on the last calendar day of the prior Contract Year.

Highest Quarterly Value Step-Up

If you elect the Highest Quarterly Value Step-Up, an Automatic Step-Up will occur on the Contract Anniversary provided that the Contract Value, on the last calendar day of any Contract Year quarter within the prior Contract Year, exceeds the Benefit Base immediately before the Automatic Step-Up.

Any applicable Automatic Step-Up will increase the Benefit Base to the highest quarterly Contract Value that occurred during the prior Contract Year. When calculating the Automatic Step-Up, the Contract Value for each Contract Year quarter that is compared to the Benefit Base will be determined after processing any transactions on the last calendar day of that Contract Year quarter.

Impact of Withdrawals on Highest Quarterly Value Step-Up

If the Highest Quarterly Value Step-Up option has been elected, withdrawals may impact the Highest Quarterly Value Step-Up. For the purpose of determining the Highest Quarterly Value Step-Up, each quarterly Contract Value will be reduced by withdrawals taken after the last calendar day of that Contract Year quarter.

The quarterly Contract Value will be reduced by:

(a)	the total dollar amount of all non-Excess Withdrawals, and

(b)	if applicable, an amount equal to the same percentage that the Contract Value is reduced as a result of an Excess Withdrawal. For example, if the Contract Value is reduced by 5% due to an Excess Withdrawal the quarterly Contract Value will also be reduced by an additional 5%.

If multiple withdrawals occur in a Contract Year, each quarterly Contract Value may be reduced multiple times.

For example, if you request a withdrawal during the second Contract Year quarter, your quarterly Contract Value for the first Contract Year quarter will be reduced by the withdrawal. If you then request another withdrawal during the third Contract Year quarter, your quarterly Contract Value for the first Contract Year quarter will be reduced again by the second withdrawal and your quarterly Contract Value for the second Contract Year quarter will also be reduced by that withdrawal.

See “Appendix  F – Income Guarantee Feature Examples” for a hypothetical example of the impact of withdrawals on the Highest Quarterly Value Step-Up.

Income Guarantee Feature  Charge

We will assess the Income Guarantee Feature  Charge on a quarterly basis in arrears. On the last calendar day of each Contract quarter, a charge will be assessed against your Contract Value. The amount that is deducted from your Contract Value is equal to the Income Guarantee Feature Charge multiplied by the Benefit Base on such day (after taking into account any other transactions processed on such day).

Income Guarantee Feature Charge Increase Opt-Out

If we plan to increase your Income Guarantee Feature Charge, we will provide at least thirty (30) calendar days advance notice of the increase. The increase will be effective on your next Contract Anniversary.

You have the right to opt-out of a Income Guarantee Feature Charge increase by Written Request. We must receive your Written Request by the Close of Business on the last Business Day prior to your next Contract Anniversary. If you opt-out of the Income Guarantee Feature Charge increase, then your Income Guarantee Feature Charge Increase Opt-Out is effective on your next Contract Anniversary.

By electing to opt-out of the Income Guarantee Feature Charge increase, you will:

•	establish the Guaranteed Lifetime Withdrawal Date, if not previously established;

•	determine the Withdrawal Rate, if not previously established;

•	determine the Lifetime Guarantee Rate, if not previously established;

•	terminate your right to any future Automatic Step-ups after the effective date; and

•	terminate your right to make subsequent Purchase Payments on or after the effective date.

A Income Guarantee Feature Charge Increase Opt-Out is irrevocable once it becomes effective.

The Income Guarantee Feature Charge in effect when the Income Guarantee Feature Charge Increase Opt-Out become effective will remain in place until  RetirePay terminates.

Income Guarantee Feature Charge Upon Rider Termination

If your Income Guarantee Feature terminates, except for a termination under sections (a), (b) and (c) in the sub-section below entitled “RetirePay Termination,” a pro-rata portion of the Income Guarantee Feature Charge will be assessed based on the number of days from the first calendar day of the current Contract quarter to the date of termination. If RetirePay terminates under sections (a), (b) and (c) in the sub-section below entitled “RetirePay Termination,” the charge is waived. If you reach your Latest Permitted Annuity Date, and your Contract Value is applied to an Annuity Option described in the sub-section below entitled “Latest Permitted Annuity Date,” the Income Guarantee Feature Charge is also waived. Once RetirePay has terminated, there will be no further Income Guarantee Feature Charges assessed.

We deduct the Income Guarantee Feature Charge pro-rata from each Sub-Account in which you are invested.

The maximum annualized Income Guarantee Feature Charge is shown in the following table. For current Income Guarantee Feature Charges, see the current Rate Sheet Prospectus Supplement (for prospective Contract Owners) or the Rate Sheet Prospectus Supplement included at time of Contract delivery (for existing Contract Owners). Historical Rate Sheets can also be found in Appendix  H.

Maximum
Income Guarantee Feature Charge (as a percentage of Benefit Base)
Single Life Highest Anniversary Value Step-up	2.50%(1)

Maximum
Joint Life Highest Anniversary Value Step-up	2.50%(1)
Single Life Highest Quarterly Value Step-up	2.50%(1)
Joint Life Highest Quarterly Value Step-up	2.50%(1)
(1)	We deduct the quarterly portion of this annualized charge from your Contract Value on a quarterly basis in arrears.

Contract Continuation

If the joint life version of RetirePay is elected and a Covered Person continues the Contract under the death benefit provisions section of the Contract, RetirePay will also continue as long as it was in effect at the time of the continuation. The Covered Person is eligible to receive the ALBA each year for the remainder of his or her life, provided RetirePay is not terminated.

If the joint life version of RetirePay is elected and you, as IRA Custodian, continue the Contract under the death benefit provisions section of the Contract, and the deceased Annuitant’s surviving spouse is also a Covered Person, RetirePay will also continue as long as it was in effect at the time of the continuation. You are guaranteed to receive the ALBA each year for the remainder of the Covered Person’s life, provided RetirePay is not terminated.

If you (Annuitant for a Custodial IRA) die before the Guaranteed Lifetime Withdrawal Date and if the Contract is continued, then the Guaranteed Lifetime Withdrawal Date elected by the Owner of the continued Contract will determine the Withdrawal Rate and Lifetime Guarantee Rate for the Contract.

If you (Annuitant for a Custodial IRA) die on or after the Guaranteed Lifetime Withdrawal Date and if the Contract is continued, then the Withdrawal Rate and Lifetime Guarantee Rate that apply after the continuation will be the same as the Withdrawal Rate and Lifetime Guarantee Rate in effect prior to the continuation.

Latest Permitted Annuity Date

If RetirePay is in effect, you have reached the Latest Permitted Annuity Date of your Contract, and your Contract Value has not reached zero, one of the following additional Annuity Options will be available to you based upon the number of Covered Persons still living. Unless you direct us otherwise, we will automatically pay you Annuity Payments under an installment refund Annuity Option based upon the number of Covered Persons still living.

One (1) Covered Person – Installment Refund

Beginning on the Annuity Date, we will make Annuity Payments equal to the amount of the ALBA for the life of the Annuitant. Annuity Payments cease upon the death of the Annuitant, subject to the installment refund guarantee. The installment refund guarantees upon the death of the Annuitant, if the total of all Annuity Payments made is less than the Contract Withdrawal Value on the Latest Permitted Annuity Date, Annuity Payments will continue to be paid in the same amount and at the same frequency then in effect, until the total Annuity Payments made is equal to the Contract Withdrawal Value on the Latest Permitted Annuity Date. The Beneficiary(ies) may instead elect to receive the commuted value calculated as shown on the Guaranteed Lifetime Withdrawal Benefit Contract schedule, of any remaining Annuity Payments in a lump sum. If the total of all Annuity Payments made is equal to or greater than the Contract Withdrawal Value on the Latest Permitted Annuity Date, no additional Annuity Payments will be made.

Two (2) Covered Persons – Installment Refund

Beginning on the Annuity Date, we will make Annuity Payments equal to the amount of the ALBA for the life of the Annuitant and the joint Annuitant. Annuity Payments cease upon the death of the surviving Annuitant, subject to the installment refund guarantee. The installment refund guarantees upon the death of the last surviving Annuitant, if the total of all Annuity Payments made is less than the Contract Withdrawal Value on the Latest Permitted Annuity Date, Annuity Payments will continue to be paid in the same amount and at the same frequency then in effect, until the total Annuity Payments made is equal to the Contract Withdrawal Value on the Latest Permitted Annuity Date. The Beneficiary(ies) may instead elect to receive the commuted value calculated as shown on the Guaranteed Lifetime Withdrawal Benefit Contract schedule, of any remaining Annuity Payments in a lump sum. If the total of all Annuity

Payments made is equal to or greater than the Contract Withdrawal Value on the Latest Permitted Annuity Date, no additional Annuity Payments will be made.

However, for Qualified Contracts and Contracts held as Custodial IRAs, if the Covered Person, who is not the Owner (Annuitant if the Owner is a Custodial IRA), is no longer the Beneficiary (Beneficiary of the custodial account if the Owner is a Custodial IRA) when the Latest Permitted Annuity Date is reached (due to a Beneficiary change after a divorce), this section will apply as if that Covered Person were no longer living. Therefore, any change in the Beneficiary after a divorce could result in a payout based only on a single life even when the joint life version was elected. See “The Annuity Phase – Limitations on Payment Options.”

RetirePay Termination

RetirePay will terminate upon the earliest of:

(a)	Prior to the Settlement Phase or Annuity Phase, death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) unless the joint life version of RetirePay is in effect and the Contract is continued under the death benefit provisions section of the Contract and in accordance with the Contract continuation provisions of RetirePay;

(b)	Death of the Owner (or the Annuitant if the Owner is a non-natural person) after the Contract has been continued by the surviving spouse or an IRA Custodian, unless you are receiving payments under one of the Annuity Options under RetirePay at the Latest Permitted Annuity Date, in which case, RetirePay will terminate upon the last Annuity Payment;

(c)	The date you apply your Contract Value to an Annuity Option, unless you are receiving payments under one of the Annuity Options under RetirePay at the Latest Permitted Annuity Date, in which case, RetirePay will terminate upon the last Annuity Payment;

(d)	In most states, upon a change in ownership (or assignment) of the Contract, unless:

(i)	the new Owner or assignee assumes full ownership of the Contract and is essentially the same person as the previous Owner, (e.g. an individual ownership changed to a personal revocable trust, a change to a court appointed guardian representing the Owner during the Owner’s lifetime, etc.);

(ii)	the assignment is for an exchange under IRC Section 1035 (i.e., RetirePay may continue during the temporary assignment period and not terminate until the Contract is fully surrendered);

(iii)	the Contract is transferred to a spouse (or domestic partner or civil union partner for Non-Qualified Contracts) and the new Owner was a Covered Person as of the Issue Date; or

(iv)	the Contract is transferred to a spouse (or domestic partner or civil union partner for Non-Qualified Contracts) or to a former spouse in connection with a divorce (or dissolution of a civil union or domestic partnership for Non-Qualified Contracts) and the new Owner was a Covered Person as of the Issue Date.

(e)	The date we receive a Written Request to terminate RetirePay.

(f)	Termination of the Contract to which RetirePay is attached.

If RetirePay is terminated, it cannot be re-elected at a later date.

See “Appendix G – State Variations of Certain Contract Features.”

MassMutual RetireCoreSM   Stacking

MassMutual RetireCore Stacking will be available beginning January 26, 2026 in all states except California, Delaware, Florida, New York, North Dakota, South Dakota, and South Carolina. It will be available in the remaining states except New York beginning February 23, 2026.

Covered Person(s)

The Covered Person(s) is the person(s) whose life is used to determine the duration of the ALBA. The Covered Person(s) is identified on the date RetireCore Stacking is issued, and cannot be changed after that Issue Date, even if there is a divorce or dissolution of a civil union or domestic partnership involving the Covered Person(s).

If the single life version is elected, the Covered Person is:

•	the Owner, if the Owner is a natural person,

•	the oldest Joint Owner, if the Contract has Joint Owners, or

•	the Annuitant, if the Owner is a non-natural person.

If the single life version is elected, we only allow one Annuitant, and the Annuitant must be the Covered Person. However, if you reach your Annuity Date and choose an Annuity Option other than that described in the “Latest Permitted Annuity Date” sub-section below, then you may change the Annuitant and/or name a joint Annuitant.

If the joint life version is elected, the Covered Persons are:

•	the Owner and his/her spouse (or domestic partner or civil union partner for Non-Qualified Contracts), if the Contract is owned by one natural person.

•	both Owners, if the Contract is jointly owned. The Joint Owners must be spouses (or domestic partners or civil union partners for Non-Qualified Contracts), or

•	the Annuitant and his/her spouse, if the Owner is a Custodial IRA.

The joint life version is not available under a Contract owned by a non-natural person, other than a Custodial IRA.

A surviving Covered Person will be considered the primary Beneficiary, and any other Beneficiary designation will be treated as a contingent Beneficiary (for Custodial IRAs, the Joint Covered Person must be the Beneficiary of the custodial account). However, the Beneficiary may be changed if the Joint Covered Person is no longer the spouse, domestic partner or civil union partner of the Owner, and the Contract has not yet entered the Annuity Phase.

If the joint life version is elected, the Annuitant must be a Covered Person and cannot be changed. If only one Annuitant is named and the Annuitant dies while  RetireCore Stacking remains in effect, the surviving Covered Person becomes the Annuitant. Upon reaching the Latest Permitted Annuity Date or entering the Settlement Phase, if both Covered Persons are living, they will become joint Annuitants. If you reach your Annuity Date and choose an Annuity Option other than that described under the Latest Permitted Annuity Date section, then you may change the Annuitant(s). See the sub-sections below entitled “Latest Permitted Annuity Date” and “Payments During the Settlement Phase.”

However, for Qualified Contracts and Contracts held as Custodial IRAs, if the Covered Person who is not the Owner (the Annuitant, if the Owner is a Custodial IRA) is no longer the Beneficiary (Beneficiary of the custodial account, if the Owner is a Custodial IRA) when the Annuity Date is reached, due to a Beneficiary change after a divorce then that Covered Person cannot become an Annuitant.

Withdrawals

The Guaranteed Lifetime Withdrawal Date

The Guaranteed Lifetime Withdrawal Date is the date on which the Company guarantees both the initial Withdrawal Rate and the initial Lifetime Guarantee Rate, and on which you may begin receiving payments of the ALBA.

The Guaranteed Lifetime Withdrawal Date will be the earlier of:

•	the date of your first withdrawal on or after the youngest Covered Person attains age 59 ½, unless you designate that withdrawal as a Non-Lifetime Withdrawal, in which case it would be the subsequent withdrawal; or

•	the effective date of an Income Guarantee Feature Charge Increase Opt-Out, as long as it is not prior to the youngest Covered Person attaining age 59½.

If an Income Guarantee Feature Charge Increase Opt-Out is elected prior to the youngest Covered Person attaining age 59½, the Guaranteed Lifetime Withdrawal Date will instead be the date the youngest Covered Person attains age 59½.

The Guaranteed Lifetime Withdrawal Date cannot be prior to the youngest Covered Person attaining age 59½. There is no  ALBA prior to the Guaranteed Lifetime Withdrawal Date.

Contingent Deferred Sales Charges (CDSCs)

Contingent Deferred Sales Charges  may apply if any Excess Withdrawals exceed the Free Withdrawal Amount. CDSCs will not apply to an ALBA that exceeds the Free Withdrawal Amount.

Non-Lifetime Withdrawal

You may elect to designate the first withdrawal taken on or after the date that the youngest Covered Person attains age 59½ as a Non-Lifetime Withdrawal, as long as the Guaranteed Lifetime Withdrawal Date has not yet been established. Such designation must be made by Written Request at the time of withdrawal.

By designating a withdrawal as a Non-Lifetime Withdrawal:

•	the Guaranteed Lifetime Withdrawal Date will not be established by that withdrawal, and

•	the withdrawal will be an Excess Withdrawal.

Designation of a withdrawal as a Non-Lifetime Withdrawal is irrevocable once it becomes effective.

Annual Lifetime Benefit Amount (ALBA) when Contract Value is Greater than Zero

On or after the Guaranteed Lifetime Withdrawal Date, and as long as your Contract Value is greater than zero, the ALBA is the maximum amount that may be withdrawn in the current Contract Year without being considered an Excess Withdrawal. Each withdrawal of the ALBA will reduce your Contract Value.

On your Guaranteed Lifetime Withdrawal Date, your  ALBA equals:

•	the Benefit Base multiplied by

•	the applicable Withdrawal Rate.

Each time a withdrawal is made, we decrease the  ALBA for that Contract Year by such withdrawal. The remaining amount is called the “Remaining ALBA” available for that Contract Year. Any Remaining ALBA not withdrawn in a Contract Year is not available in later Contract Years.

Withdrawal Rate

On the Guaranteed Lifetime Withdrawal Date, we will determine the initial Withdrawal Rate using the Age of the youngest Covered Person on the Guaranteed Lifetime Withdrawal Date.

If an Automatic Step-Up occurs after the Guaranteed Lifetime Withdrawal Date, and if the Age of the youngest Covered Person has moved to a new Age Range since the last determination of the Withdrawal Rate, then the Withdrawal Rate will be increased to the Withdrawal Rate corresponding to the new Age Range. The Withdrawal Rate may increase after it is initially determined, but it can never decrease. Generally, the older the youngest Covered Person is, the higher the Withdrawal Rate.

The  ALBA is recalculated on each Contract Anniversary after the recalculation of the Benefit Base. The calculation of the Benefit Base is explained in the Benefit Base sub-section below. The ALBA is recalculated before any other transactions are processed on the Contract Anniversary. The ALBA will change on a Contract Anniversary if the Benefit Base has changed since the prior Contract Anniversary.

For current Withdrawal Rates and Age Ranges, see the current Rate Sheet Prospectus Supplement (for prospective Contract Owners) or the Rate Sheet Prospectus Supplement included at the time of Contract delivery (for existing Contract Owners). Historical Rate Sheets can also be found in Appendix  H.

Annual Lifetime Benefit Amount (ALBA) when Contract Value Reduces to Zero

If your Contract Value is reduced to zero due to an Excess Withdrawal, the ALBA is no longer available. No further benefits will be payable under RetireCore Stacking, and RetireCore Stacking will terminate.

If your Contract Value is reduced to zero due to a withdrawal that is not an Excess Withdrawal, or due to the application of any Contract and rider charges against your Contract Value, your Contract will enter the Settlement Phase. Once the Contract has entered the Settlement Phase, no death benefit will be available, no additional Purchase Payments will be allowed, and no additional charges  will be assessed.

Payments During the Settlement Phase

When the Contract enters the Settlement Phase, we will first pay you any Remaining ALBA for that Contract Year.

On the later of your next Contract Anniversary or the date the youngest Covered Person attains Age 59½:

•	The ALBA will equal:

○	the Benefit Base, multiplied by

○	the applicable Lifetime Guarantee Rate.

•	We will begin paying you the ALBA in monthly installments for the rest of the Covered Person’s life (or if the joint life version was elected, for the rest of the lives of both Covered Persons).

While you are receiving payments of the  ALBA in the Settlement Phase, the Contract will be considered to be in the Annuity Phase, payments will be treated as Annuity Payments, and the Covered Person(s) will be the Annuitant(s).

If the monthly installment of the  ALBA is less than $100, the ALBA may be paid at any other frequency acceptable to us, but not less frequently than annually, and will be equal to the ALBA divided by the number of payments per year.

For Contracts with the joint life version, the  ALBA will be paid for the lives of both Covered Persons. If an Owner dies after the Contract enters the Settlement Phase, and there is a surviving Covered Person, the ALBA will be paid to the Beneficiary for the life of the surviving Covered Person. If the surviving Covered Person is not the Beneficiary (due to a Beneficiary change after a divorce or dissolution of a civil union or domestic partnership), the surviving Covered Person will have no rights to the  ALBA.

However, for Contracts held as an IRA or a Custodial IRA, if, at the time the Settlement Phase begins, the joint Covered Person is no longer the Beneficiary (or the Beneficiary of the custodial account if the Owner is a Custodial IRA), the joint Covered Person will not become an Annuitant and payments will cease upon death of the Owner (Annuitant if the Owner is a Custodial IRA). Therefore, any change in the Beneficiary due to a divorce could result in a  payout based only on a single life even when the joint life version was elected.

If the Guaranteed Lifetime Withdrawal Date has not been established when your Contract enters the Settlement Phase, then the later of your next Contract Anniversary or the date the youngest Covered Person attains age 59 ½ will be the Guaranteed Lifetime Withdrawal Date.

Lifetime Guarantee Rate

On the Guaranteed Lifetime Withdrawal Date, we will determine the initial Lifetime Guarantee Rate using the Age of the youngest Covered Person on the Guaranteed Lifetime Withdrawal Date.

Prior to the Settlement Phase, if an Automatic Step-Up occurs after the Guaranteed Lifetime Withdrawal Date, and if the Age of the youngest Covered Person has moved to a new Age Range since the last determination of the Lifetime Guarantee Rate, then the Lifetime Guarantee Rate will be increased to the Lifetime Guarantee Rate corresponding to the new Age Range. The Lifetime Guarantee Rate may increase after it is initially determined, but it can never decrease. Generally, the older the youngest Covered Person is, the higher the Lifetime Guarantee Rate.

For current Lifetime Guarantee Rates and Age Ranges, see the current Rate Sheet Prospectus Supplement (for prospective Contract Owners) or the Rate Sheet Prospectus Supplement included at the time of Contract delivery (for existing Contract Owners). Historical Rate Sheets can also be found in Appendix  H.

Excess Withdrawals

Withdrawals prior to the Guaranteed Lifetime Withdrawal Date

Any withdrawal (including CDSCs applicable to the withdrawal) that occurs prior to the Guaranteed Lifetime Withdrawal Date, will be an Excess Withdrawal and will reduce the Benefit Base. This includes any withdrawals of your Free Withdrawal Amount.

Withdrawals on or after the Guaranteed Lifetime Withdrawal Date

Any withdrawal taken on or after the Guaranteed Lifetime Withdrawal Date that is less than or equal to the remaining ALBA will not be considered an Excess Withdrawal and will not reduce the Benefit Base.

The portion of a withdrawal (including  CDSCs applicable to the withdrawal) from the Contract Value that causes the cumulative withdrawals to exceed the ALBA in that Contract Year will be an Excess Withdrawal. Any withdrawal that occurs after the cumulative withdrawals exceed the ALBA in that Contract Year will also be an Excess Withdrawal.

An  RMD that meets the conditions below will also not be an Excess Withdrawal:

•	It must be taken as part of the Company’s systematic withdrawal program established for the payment of RMDs, with no withdrawals outside of the RMD program occurring within the Contract Year;

•	It is taken on or after the Guaranteed Lifetime Withdrawal Date;

•	The RMD amount must be calculated by us based solely on the fair market value of the Contract;

•	The RMD must be the RMD calculated for the current calendar year.

We refer to any withdrawal that is not an Excess Withdrawal, such as withdrawals of the  ALBA and qualifying RMDs, as non-Excess Withdrawals.

Benefit Base

The Benefit Base is the amount that we use to determine your ALBA. The Benefit Base cannot be withdrawn, applied to an Annuity Option, or paid as a death benefit. It is not an amount that is guaranteed to be returned to you.

The initial Benefit Base is equal to the Purchase Payment as of the Issue Date.

The Benefit Base may change as a result of the following:

•	a subsequent Purchase Payment;

•	an Excess Withdrawal;

•	a Roll-Up; or

•	an Automatic Step-Up.

Effect of Subsequent Purchase Payments on Benefit Base

The Benefit Base will be recalculated with each subsequent Purchase Payment received after the  Issue Date. The Benefit Base, after the application of each subsequent Purchase Payment, will be equal to the Benefit Base immediately prior to the subsequent Purchase Payment, plus the amount of the subsequent Purchase Payment, net of any applicable taxes.

Restrictions on Subsequent Purchase Payments

After your first Contract Year and prior to your Guaranteed Lifetime Withdrawal Date, we limit the total dollar amount of subsequent Purchase Payments that can be applied to your Contract during each Contract Year to $25,000 per Contract Year.

Subsequent Purchase Payments may not be made on or after your Guaranteed Lifetime Withdrawal Date.

If you elect an Income Guarantee Feature Charge Increase Opt-Out, no subsequent Purchase Payments may be made on or after the effective date of the Income Guarantee Feature Charge Increase Opt-Out.

Effect of Withdrawals on Benefit Base

Any non-Excess Withdrawal does not impact the Benefit Base.

Any Excess Withdrawal will have a negative impact on the Benefit Base. An Excess Withdrawal will decrease the Benefit Base in the same proportion as the amount of the Excess Withdrawal (including  CDSCs) divided by the Contract Value prior to the Excess Withdrawal. An Excess Withdrawal will reduce the Benefit Base by more than the dollar amount of the Excess Withdrawal when the Benefit Base is greater than the Contract Value. Unlike the proportional impact of an Excess Withdrawal on the Benefit Base, an Excess Withdrawal will reduce your Contract Value on a dollar-for-dollar basis.

An Excess Withdrawal will reduce the Benefit Base by an amount equal to A divided by B, with the result multiplied by  C, where:

A = The Excess Withdrawal including any applicable CDSC; B = The Contract Value immediately prior to the Excess Withdrawal; and C = the most recently calculated Benefit Base.

See “Appendix  F – Income Guarantee Feature Examples” for a hypothetical example of the impact of an Excess Withdrawal on the Benefit Base.

Effect of Automatic Step-Up on the Benefit Base

The Benefit Base may increase due to an Automatic Step-Up on each Contract Anniversary, provided that the Age of the Covered Person (or the youngest Covered Person for a joint life version) on the last calendar day of the prior Contract Year does not exceed the maximum Automatic Step-Up Age of 90.

You must elect one of the two Automatic Step-Up options at the Issue Date. You may not discontinue or change the Automatic Step-Up option.

If you elect an Income Guarantee Feature Charge Increase Opt-Out, no further Automatic Step-Ups will occur after the effective date of the Income Guarantee Feature Charge Increase Opt-Out.

Highest Anniversary Value Step-Up

If you elect the Highest Anniversary Value Step-Up, an Automatic Step-Up will occur on the Contract Anniversary provided that on the last calendar day of the prior Contract Year the Contract Value exceeds the Benefit Base after the application of any Roll-Up and immediately before the Automatic Step-Up. Any applicable Automatic Step-Up will increase the Benefit Base to the Contract Value. When calculating the Automatic Step-Up, the Contract Value that is compared to the Benefit Base will be determined after processing any transactions on the last calendar day of the prior Contract Year.

Highest Quarterly Value Step-Up

If you elect the Highest Quarterly Value Step-Up, an Automatic Step-Up will occur on the Contract Anniversary provided that the Contract Value, on the last calendar day of any Contract Year quarter within the prior Contract Year, exceeds the Benefit Base after the application of any Roll-Up and immediately before the Automatic Step-Up.

Any applicable Automatic Step-Up will increase the Benefit Base to the highest quarterly Contract Value that occurred during the prior Contract Year. When calculating the Automatic Step-Up, the Contract Value for each Contract Year quarter that is compared to the Benefit Base will be determined after processing any transactions on the last calendar day of that Contract Year quarter.

Impact of Withdrawals on Highest Quarterly Value Step-Up

If the Highest Quarterly Value Step-Up option has been elected, withdrawals may impact the Highest Quarterly Value Step-Up. For the purpose of determining the Highest Quarterly Value Step-Up, each quarterly Contract Value will be reduced by withdrawals taken after the last calendar day of that Contract Year quarter.

The quarterly Contract Value will be reduced by:

(a)	the total dollar amount of all non-Excess Withdrawals, and

(b)	if applicable, an amount equal to the same percentage that the Contract Value is reduced as a result of an Excess Withdrawal. For example, if the Contract Value is reduced by 5% due to an Excess Withdrawal the quarterly Contract Value will also be reduced by an additional 5%.

If multiple withdrawals occur in a Contract Year, each quarterly Contract Value may be reduced multiple times.

For example, if you request a withdrawal during the second Contract Year quarter, your quarterly Contract Value for the first Contract Year quarter will be reduced by the withdrawal. If you then request another withdrawal during the third Contract Year quarter, your quarterly Contract Value for the first Contract Year quarter will be reduced again by the second withdrawal and your quarterly Contract Value for the second Contract Year quarter will also be reduced by that withdrawal.

See “Appendix  F – Income Guarantee Feature Examples” for a hypothetical example of the impact of withdrawals on the Highest Quarterly Value Step-Up.

Effect of the Roll-Up on the Benefit Base

On each Contract Anniversary, on or before the Roll-Up Period End Date, if no withdrawals occurred in the previous Contract Year, the Benefit Base will be increased by a Roll-Up. If a withdrawal occurred in the previous Contract Year, the Benefit Base will not be increased by a Roll-Up. The Roll-Up Period End Date is on the 10th Contract Anniversary following the Issue Date.

If you elect an Income Guarantee Feature Charge Increase Opt-Out, no further Roll-Ups will occur after the effective date of the Income Guarantee Feature Charge Increase Opt-Out.

The amount of the Roll-Up will be determined by multiplying the Roll-Up Base by the Roll-Up Percentage.

The Benefit Base will not be increased by the Roll-Up after the Roll-Up Period End Date.

The Roll-Up, if applicable, is applied before any Automatic Step-Up occurs on such Contract Anniversary.

Roll-Up Base

The Roll-Up Base is the amount that we use to determine any applicable Roll-Up that will be credited to the Benefit Base.

The initial Roll-Up Base is equal to the Purchase Payment as of the Issue Date.

The Roll-Up Base will change if you make a subsequent Purchase Payment, take an Excess Withdrawal as described below, or as a result of an Automatic Step-Up.

The Roll-Up Base cannot be withdrawn, applied to an Annuity Option, or paid as a death benefit. It is not an amount that is guaranteed to be returned to you.

Effect of Subsequent Purchase Payments

The Roll-Up Base will be recalculated with each subsequent Purchase Payment received after the Issue Date.

The Roll-Up Base, after the application of each subsequent Purchase Payment, will be equal to the Roll-Up Base immediately prior to the subsequent Purchase Payment, plus the amount of the subsequent Purchase Payment, net of any applicable taxes.

Effect of Withdrawals on the Roll-Up Base

Any non-Excess Withdrawal does not impact the Roll-Up Base.

Any Excess Withdrawal will have a negative impact on the Roll-Up Base. An Excess Withdrawal will decrease the Roll-Up Base in the same proportion as the amount of the Excess Withdrawal (including  CDSCs) divided by the Contract Value prior to the Excess Withdrawal, as described below. An Excess Withdrawal will reduce the Roll-Up Base by more than the dollar amount of the Excess Withdrawal when the Roll-Up Base is greater than the Contract Value.

Any Excess Withdrawal taken will reduce the Roll-Up Base by an amount equal to A divided by B, with the result multiplied by  C, where:

A = The Excess Withdrawal including any applicable CDSC; B = The Contract Value immediately prior to the Excess Withdrawal; and C = the most recently calculated Roll-Up Base.

Impact of the Automatic Step-Up on the Roll-Up Base

The Roll-Up Base may increase due to an Automatic Step-Up on each Contract Anniversary, provided that an Automatic Step-Up to the Benefit Base occurs as described under the Effect of Automatic Step-Up on the Benefit Base provision. If the Benefit Base is increased as the result of an Automatic Step-Up, the Roll-Up Base will also be increased to equal the Benefit Base immediately after the Automatic Step-Up. We refer to this as “stacking,” because the Step-Up is stacked on top of the existing Roll-Up Base, creating a compounding effect, which results in higher potential Roll-Ups in the future.

Increases to the Roll-Up Base due to an Automatic Step-Up may occur on each contract anniversary prior to the Roll-Up Period End Date. Any increase to the Roll-Up Base will impact any Roll-Up amount calculated at the next Contract Anniversary.

Income Guarantee Feature Charge

We will assess the Income Guarantee Feature Charge on a quarterly basis in arrears. On the last calendar day of each Contract quarter, a charge will be assessed against your Contract Value. The amount that is deducted from your Contract Value is equal to the Income Guarantee Feature Charge multiplied by the Benefit Base on such day (after taking into account any other transactions processed on such day).

Income Guarantee Feature Charge Increase Opt-Out

If we plan to increase your Income Guarantee Feature Charge, we will provide at least thirty (30) calendar days advance notice of the increase. The increase will be effective on your next Contract Anniversary.

You have the right to opt-out of an Income Guarantee Feature Charge increase by Written Request. We must receive your Written Request by the Close of Business on the last Business Day prior to your next Contract Anniversary. If you opt-out of the Income Guarantee Feature Charge increase, then your Income Guarantee Feature Charge Increase Opt-Out is effective on your next Contract Anniversary.

By electing to opt-out of the Income Guarantee Feature Charge increase, you will:

•	establish the Guaranteed Lifetime Withdrawal Date, if not previously established;

•	determine the Withdrawal Rate, if not previously established;

•	determine the Lifetime Guarantee Rate, if not previously established;

•	terminate your right to any future Automatic Step-Ups after the effective date;

•	terminate your right to any future Roll-Ups after the effective date; and

•	terminate your right to make subsequent Purchase Payments on or after the effective date.

An Income Guarantee Feature Charge Increase Opt-Out is irrevocable once it becomes effective.

The Income Guarantee Feature Charge in effect when the Income Guarantee Feature Charge Increase Opt-Out becomes effective will remain in place until  RetireCore Stacking terminates.

Income Guarantee Feature Charge Upon Rider Termination

If your Income Guarantee Feature terminates, except for a termination under sections (a), (b) and (c) in the sub-section below entitled “RetireCore Stacking Termination,” a pro-rata portion of the Income Guarantee Feature Charge will be assessed based on the number of days from the first calendar day of the current Contract quarter to the date of termination. If RetireCore Stacking terminates under sections (a), (b) and (c) in the sub-section below entitled “RetireCore Stacking Termination,” the charge is waived. If you reach your Latest Permitted Annuity Date, and your Contract Value is applied to an Annuity Option described in the sub-section below entitled “Latest Permitted Annuity Date,” the Income Guarantee Feature Charge is also waived. Once RetireCore Stacking has terminated, there will be no further Income Guarantee Feature Charges assessed.

We deduct the Income Guarantee Feature Charge pro-rata from each Sub-Account in which you are invested.

The maximum annualized Income Guarantee Feature Charge for  RetireCore Stacking is shown in the following table. For current Income Guarantee Feature Charges, see the current Rate Sheet Prospectus Supplement (for prospective Contract Owners) or the Rate Sheet Prospectus Supplement included at the time of Contract delivery (for existing Contract Owners). Historical Rate Sheets can also be found in Appendix H.

Maximum
Income Guarantee Feature Charge (as a percentage of Benefit Base)
Single Life Highest Anniversary Value Step-up	2.50%(1)
Joint Life Highest Anniversary Value Step-up	2.50%(1)
Single Life Highest Quarterly Value Step-up	2.50%(1)
Joint Life Highest Quarterly Value Step-up	2.50%(1)
(1)	We deduct the quarterly portion of this annualized charge from your Contract Value on a quarterly basis in arrears.

Contract Continuation

If the joint life version of RetireCore Stacking is elected and a Covered Person continues the Contract under the death benefit provisions section of the Contract, RetireCore Stacking will also continue as long as it was in effect at the time of the continuation. The Covered Person is eligible to receive the ALBA each year for the remainder of his or her life, provided RetireCore Stacking is not terminated.

If the joint life version of  RetireCore Stacking is elected and you, as IRA Custodian, continue the Contract under the death benefit provisions section of the Contract, and the deceased Annuitant’s surviving spouse is also a Covered Person, RetireCore Stacking will also continue as long as it was in effect at the time of the continuation. You are guaranteed to receive the ALBA each year for the remainder of the Covered Person’s life, provided RetireCore Stacking is not terminated.

If you (Annuitant for a Custodial IRA) die before the Guaranteed Lifetime Withdrawal Date and if the Contract is continued, then the Guaranteed Lifetime Withdrawal Date elected by the Owner of the continued Contract will determine the Withdrawal Rate and Lifetime Guarantee Rate for the Contract.

If you (Annuitant for a Custodial IRA) die on or after the Guaranteed Lifetime Withdrawal Date and if the Contract is continued, then the Withdrawal Rate and Lifetime Guarantee Rate that apply after the continuation will be the same as the Withdrawal Rate and Lifetime Guarantee Rate in effect prior to the continuation. Upon any future Automatic Step-Up, the Withdrawal Rate and Lifetime Guarantee Rate determinations will be based on the age of the surviving Covered Person.

Latest Permitted Annuity Date

If RetireCore Stacking is in effect, you have reached the Latest Permitted Annuity Date of your Contract, and your Contract Value has not reached zero, one of the following additional Annuity Options will be available to you based upon the number of Covered Persons still living. Unless you direct us otherwise, we will automatically pay you Annuity Payments under an installment refund Annuity Option based upon the number of Covered Persons still living.

One (1) Covered Person – Installment Refund

Beginning on the Annuity Date, we will make Annuity Payments equal to the amount of the  ALBA for the life of the Annuitant. Annuity Payments cease upon the death of the Annuitant, subject to the installment refund guarantee. The installment refund guarantees upon the death of the Annuitant, if the total of all Annuity Payments made is less than the Contract Withdrawal Value on the Latest Permitted Annuity Date, Annuity Payments will continue to be paid in the same amount and at the same frequency then in effect, until the total Annuity Payments made is equal to the Contract Withdrawal Value on the Latest Permitted Annuity Date. The Beneficiary(ies) may instead elect to receive the commuted value calculated as shown on the Guaranteed Lifetime Withdrawal Benefit Contract schedule, of any remaining Annuity Payments in a lump sum. If the total of all Annuity Payments made is equal to or greater than the Contract Withdrawal Value on the Latest Permitted Annuity Date, no additional Annuity Payments will be made.

Two (2) Covered Persons – Installment Refund

Beginning on the Annuity Date, we will make Annuity Payments equal to the amount of the  ALBA for the life of the Annuitant and the joint Annuitant. Annuity Payments cease upon the death of the surviving Annuitant, subject to the installment refund guarantee. The installment refund guarantees upon the death of the last surviving Annuitant, if the total of all Annuity Payments made is less than the Contract Withdrawal Value on the Latest Permitted Annuity Date, Annuity Payments will continue to be paid in the same amount and at the same frequency then in effect, until the total Annuity Payments made is equal to the Contract Withdrawal Value on the Latest Permitted Annuity Date. The Beneficiary(ies) may instead elect to receive the commuted value calculated as shown on the Guaranteed Lifetime Withdrawal Benefit Contract schedule, of any remaining Annuity Payments in a lump sum. If the total of all Annuity Payments made is equal to or greater than the Contract Withdrawal Value on the Latest Permitted Annuity Date, no additional Annuity Payments will be made.

However, for Qualified Contracts and Contracts held as Custodial IRAs, if the Covered Person, who is not the Owner (Annuitant if the Owner is a Custodial IRA), is no longer the Beneficiary (Beneficiary of the custodial account if the Owner is a Custodial IRA) when the Latest Permitted Annuity Date is reached (due to a Beneficiary change after a divorce), this section will apply as if that Covered Person were no longer living. Therefore, any change in the Beneficiary after a divorce could result in a  payout based only on a single life even when the joint life version was elected. See “The Annuity Phase – Limitations on Payment Options.”

RetireCore Stacking Termination

RetireCore Stacking will terminate upon the earliest of:

(a)	Prior to the Settlement Phase or Annuity Phase, death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) unless the joint life version of RetireCore Stacking is in effect and the Contract is continued under the death benefit provisions section of the Contract and in accordance with the Contract continuation provisions of RetireCore Stacking;

(b)	Death of the Owner (or the Annuitant if the Owner is a non-natural person) after the Contract has been continued by the surviving spouse or an IRA Custodian, unless you are receiving payments under one of the Annuity Options under

RetireCore Stacking at the Latest Permitted Annuity Date, in which case, RetireCore Stacking will terminate upon the last Annuity Payment;

(c)	The date you apply your Contract Value to an Annuity Option, unless you are receiving payments under one of the Annuity Options under RetireCore Stacking at the Latest Permitted Annuity Date, in which case, RetireCore Stacking will terminate upon the last Annuity Payment;

(d)	In most states, upon a change in ownership (or assignment) of the Contract, unless:

(i)	the new Owner or assignee assumes full ownership of the Contract and is essentially the same person as the previous Owner, (e.g. an individual ownership changed to a personal revocable trust, a change to a court appointed guardian representing the Owner during the Owner’s lifetime, etc.);

(ii)	the assignment is for an exchange under IRC Section 1035 (i.e., RetireCore Stacking may continue during the temporary assignment period and not terminate until the Contract is fully surrendered);

(iii)	the Contract is transferred to a spouse (or domestic partner or civil union partner for Non-Qualified Contracts) and the new Owner was a Covered Person as of the Issue Date; or

(iv)	the Contract is transferred to a spouse (or domestic partner or civil union partner for Non-Qualified Contracts) or to a former spouse in connection with a divorce (or dissolution of a civil union or domestic partnership for Non-Qualified Contracts) and the new Owner was a Covered Person as of the Issue Date.

(e)	The date we receive a Written Request to terminate RetireCore Stacking.

(f)	Termination of the Contract to which RetireCore Stacking is attached.

If RetireCore Stacking  is terminated, it cannot be re-elected at a later date.

See “Appendix G – State Variations of Certain Contract Features.”

MassMutual RetireCoreSM

MassMutual RetireCore will be available beginning January 26, 2026 in all states except California, Delaware, Florida, New York, North Dakota, South Dakota, and South Carolina. It will be available in the remaining states except New York beginning February 23, 2026.

Covered Person(s)

The Covered Person(s) is the person(s) whose life is used to determine the duration of the ALBA. The Covered Person(s) is identified on the date RetireCore is issued, and cannot be changed after that Issue Date, even if there is a divorce or dissolution of a civil union or domestic partnership involving the Covered Person(s).

If the single life version is elected, the Covered Person is:

•	the Owner, if the Owner is a natural person,

•	the oldest Joint Owner, if the Contract has Joint Owners, or

•	the Annuitant, if the Owner is a non-natural person.

If the single life version is elected, we only allow one Annuitant, and the Annuitant must be the Covered Person. However, if you reach your Annuity Date and choose an Annuity Option other than that described in the “Latest Permitted Annuity Date” sub-section below, then you may change the Annuitant and/or name a joint Annuitant.

If the joint life version is elected, the Covered Persons are:

•	the Owner and his/her spouse (or domestic partner or civil union partner for Non-Qualified Contracts), if the Contract is owned by one natural person.

•	both Owners, if the Contract is jointly owned. The Joint Owners must be spouses (or domestic partners or civil union partners for Non-Qualified Contracts), or

•	the Annuitant and his/her spouse, if the Owner is a Custodial IRA.

The joint life version is not available under a Contract owned by a non-natural person, other than a Custodial IRA.

A surviving Covered Person will be considered the primary Beneficiary, and any other Beneficiary designation will be treated as a contingent Beneficiary (for Custodial IRAs, the Joint Covered Person must be the Beneficiary of the custodial account). However, the Beneficiary may be changed if the Joint Covered Person is no longer the spouse, domestic partner or civil union partner of the Owner, and the Contract has not yet entered the Annuity Phase.

If the joint life version is elected, the Annuitant must be a Covered Person and cannot be changed. If only one Annuitant is named and the Annuitant dies while  RetireCore remains in effect, the surviving Covered Person becomes the Annuitant. Upon reaching the Latest Permitted Annuity Date or entering the Settlement Phase, if both Covered Persons are living, they will become joint Annuitants. If you reach your Annuity Date and choose an Annuity Option other than that described under the Latest Permitted Annuity Date section, then you may change the Annuitant(s). See the sub-sections below entitled “Latest Permitted Annuity Date” and “Payments During the Settlement Phase.”

However, for Qualified Contracts and Contracts held as Custodial IRAs, if the Covered Person who is not the Owner (the Annuitant, if the Owner is a Custodial IRA) is no longer the Beneficiary (Beneficiary of the custodial account, if the Owner is a Custodial IRA) when the Annuity Date is reached, due to a Beneficiary change after a divorce then that Covered Person cannot become an Annuitant.

Withdrawals

The Guaranteed Lifetime Withdrawal Date

The Guaranteed Lifetime Withdrawal Date is the date on which the Company guarantees both the initial Withdrawal Rate and the initial Lifetime Guarantee Rate, and on which you may begin receiving payments of the ALBA.

The Guaranteed Lifetime Withdrawal Date will be the earlier of:

•	the date of your first withdrawal on or after the youngest Covered Person attains age 59 ½, unless you designate that withdrawal as a Non-Lifetime Withdrawal, in which case it would be the subsequent withdrawal; or

•	the effective date of an Income Guarantee Feature Charge Increase Opt-Out, as long as it is not prior to the youngest Covered Person attaining age 59½.

If an Income Guarantee Feature Charge Increase Opt-Out is elected prior to the youngest Covered Person attaining age 59½, the Guaranteed Lifetime Withdrawal Date will instead be the date the youngest Covered Person attains age 59½.

The Guaranteed Lifetime Withdrawal Date cannot be prior to the youngest Covered Person attaining age 59½. There is no  ALBA prior to the Guaranteed Lifetime Withdrawal Date.

Contingent Deferred Sales Charges (CDSCs)

Contingent Deferred Sales Charges  may apply if any Excess Withdrawals exceed the Free Withdrawal Amount. CDSCs will not apply to an ALBA that exceeds the Free Withdrawal Amount.

Non-Lifetime Withdrawal

You may elect to designate the first withdrawal taken on or after the date that the youngest Covered Person attains age 59½ as a Non-Lifetime Withdrawal, as long as the Guaranteed Lifetime Withdrawal Date has not yet been established. Such designation must be made by Written Request at the time of withdrawal.

By designating a withdrawal as a Non-Lifetime Withdrawal:

•	the Guaranteed Lifetime Withdrawal Date will not be established by that withdrawal, and

•	the withdrawal will be an Excess Withdrawal.

Designation of a withdrawal as a Non-Lifetime Withdrawal is irrevocable once it becomes effective.

Annual Lifetime Benefit Amount (ALBA) when Contract Value is Greater than Zero

On or after the Guaranteed Lifetime Withdrawal Date, and as long as your Contract Value is greater than zero, the ALBA is the maximum amount that may be withdrawn in the current Contract Year without being considered an Excess Withdrawal. Each withdrawal of the ALBA will reduce your Contract Value.

On your Guaranteed Lifetime Withdrawal Date, your  ALBA equals:

•	the Benefit Base multiplied by

•	the applicable Withdrawal Rate.

Each time a withdrawal is made, we decrease the  ALBA for that Contract Year by such withdrawal. The remaining amount is called the “Remaining ALBA” available for that Contract Year. Any Remaining ALBA not withdrawn in a Contract Year is not available in later Contract Years.

Withdrawal Rate

On the Guaranteed Lifetime Withdrawal Date, we will determine the initial Withdrawal Rate using the Age of the youngest Covered Person on the Guaranteed Lifetime Withdrawal Date.

If the Benefit Base is increased to equal the Automatic Step-Up Value after the Guaranteed Lifetime Withdrawal Date, and if the Age of the youngest Covered Person has moved to a new Age Range since the last determination of the Withdrawal Rate, then the Withdrawal Rate will be increased to the Withdrawal Rate corresponding to the new Age Range. The Withdrawal Rate may increase after it is initially determined, but it can never decrease. Generally, the older the youngest Covered Person is, the higher the Withdrawal Rate.

The  ALBA is recalculated on each Contract Anniversary after the recalculation of the Benefit Base. The calculation of the Benefit Base is explained in the Benefit Base sub-section below. The ALBA is recalculated before any other transactions are processed on the Contract Anniversary. The ALBA will change on a Contract Anniversary if the Benefit Base has changed since the prior Contract Anniversary.

For current Withdrawal Rates and Age Ranges, see the current Rate Sheet Prospectus Supplement (for prospective Contract Owners) or the Rate Sheet Prospectus Supplement included at the time of Contract delivery (for existing Contract Owners). Historical Rate Sheets can also be found in Appendix  H.

Annual Lifetime Benefit Amount (ALBA) when Contract Value Reduces to Zero

If your Contract Value is reduced to zero due to an Excess Withdrawal, the ALBA is no longer available. No further benefits will be payable under RetireCore, and RetireCore will terminate.

If your Contract Value is reduced to zero due to a withdrawal that is not an Excess Withdrawal, or due to the application of any Contract and rider charges against your Contract Value, your Contract will enter the Settlement Phase. Once the Contract has entered the Settlement Phase, no death benefit will be available, no additional Purchase Payments will be allowed, and no additional charges  will be assessed.

Payments During the Settlement Phase

When the Contract enters the Settlement Phase, we will first pay you any Remaining ALBA for that Contract Year.

On the later of your next Contract Anniversary or the date the youngest Covered Person attains Age 59½:

•	The ALBA will equal:

○	the Benefit Base, multiplied by

○	the applicable Lifetime Guarantee Rate.

•	We will begin paying you the ALBA in monthly installments for the rest of the Covered Person’s life (or if the joint life version was elected, for the rest of the lives of both Covered Persons).

While you are receiving payments of the ALBA in the Settlement Phase, the Contract will be considered to be in the Annuity Phase, payments will be treated as Annuity Payments, and the Covered Person(s) will be the Annuitant(s).

If the monthly installment of the  ALBA is less than $100, the ALBA may be paid at any other frequency acceptable to us, but not less frequently than annually, and will be equal to the ALBA divided by the number of payments per year.

For Contracts with the joint life version, the  ALBA will be paid for the lives of both Covered Persons. If an Owner dies after the Contract enters the Settlement Phase, and there is a surviving Covered Person, the ALBA will be paid to the Beneficiary for the life of the surviving Covered Person. If the surviving Covered Person is not the Beneficiary (due to a Beneficiary change after a divorce or dissolution of a civil union or domestic partnership), the surviving Covered Person will have no rights to the  ALBA.

However, for Contracts held as an IRA or a Custodial IRA, if, at the time the Settlement Phase begins, the joint Covered Person is no longer the Beneficiary (or the Beneficiary of the custodial account if the Owner is a Custodial IRA), the joint Covered Person will not become an Annuitant and payments will cease upon death of the Owner (Annuitant if the Owner is a Custodial IRA). Therefore, any change in the Beneficiary due to a divorce could result in a  payout based only on a single life even when the joint life version was elected.

If the Guaranteed Lifetime Withdrawal Date has not been established when your Contract enters the Settlement Phase, then the later of your next Contract Anniversary or the date the youngest Covered Person attains age 59½ will be the Guaranteed Lifetime Withdrawal Date.

Lifetime Guarantee Rate

On the Guaranteed Lifetime Withdrawal Date, we will determine the initial Lifetime Guarantee Rate using the Age of the youngest Covered Person on the Guaranteed Lifetime Withdrawal Date.

Prior to the Settlement Phase, if the Benefit Base is increased to equal the Automatic Step-Up Value on any Contract Anniversary after the Guaranteed Lifetime Withdrawal Date, and if the Age of the youngest Covered Person has moved to a new Age Range since the last determination of the Lifetime Guarantee Rate, then the Lifetime Guarantee Rate will be increased to the Lifetime Guarantee Rate corresponding to the new Age Range. The Lifetime Guarantee Rate may increase after it is initially determined, but it can never decrease. Generally, the older the youngest Covered Person is, the higher the Lifetime Guarantee Rate.

For current Lifetime Guarantee Rates and Age Ranges, see the current Rate Sheet Prospectus Supplement (for prospective Contract Owners) or the Rate Sheet Prospectus Supplement included at the time of Contract delivery (for existing Contract Owners). Historical Rate Sheets can also be found in Appendix  H.

Excess Withdrawals

Withdrawals prior to the Guaranteed Lifetime Withdrawal Date

Any withdrawal (including  CDSCs applicable to the withdrawal) that occurs prior to the Guaranteed Lifetime Withdrawal Date, will be an Excess Withdrawal and will reduce the Benefit Base. This includes any withdrawals of your Free Withdrawal Amount.

Withdrawals prior to the Guaranteed Lifetime Withdrawal Date

Any withdrawal taken on or after the Guaranteed Lifetime Withdrawal Date that is less than or equal to the remaining  ALBA will not be considered an Excess Withdrawal and will not reduce the Benefit Base.

The portion of a withdrawal (including CDSCs applicable to the withdrawal) from the Contract Value that causes the cumulative withdrawals to exceed the ALBA in that Contract Year will be an Excess Withdrawal. Any withdrawal that occurs after the cumulative withdrawals exceed the ALBA in that Contract Year will also be an Excess Withdrawal.

An  RMD that meets the conditions below will also not be an Excess Withdrawal:

•	It must be taken as part of the Company’s systematic withdrawal program established for the payment of RMDs, with no withdrawals outside of the RMD program occurring within the Contract Year;

•	It is taken on or after the Guaranteed Lifetime Withdrawal Date;

•	The RMD amount must be calculated by us based solely on the fair market value of the Contract;

•	The RMD must be the RMD calculated for the current calendar year.

We refer to any withdrawal that is not an Excess Withdrawal, such as withdrawals of the  ALBA and qualifying RMDs, as non-Excess Withdrawals.

Benefit Base

The Benefit Base is the amount that we use to determine your ALBA. The Benefit Base cannot be withdrawn, applied to an Annuity Option, or paid as a death benefit. It is not an amount that is guaranteed to be returned to you.

The initial Benefit Base is equal to the Purchase Payment as of the Issue Date.

The Benefit Base may change as a result of the following:

•	a subsequent Purchase Payment;

•	an Excess Withdrawal;

•	an increase to match an Automatic Step-Up Value; or

•	an increase to match a Roll-Up Value.

Effect of Subsequent Purchase Payments on Benefit Base

The Benefit Base will be recalculated with each subsequent Purchase Payment received after the  Issue Date. The Benefit Base, after the application of each subsequent Purchase Payment, will be equal to the Benefit Base immediately prior to the subsequent Purchase Payment, plus the amount of the subsequent Purchase Payment, net of any applicable taxes.

Restrictions on Subsequent Purchase Payments

After your first Contract Year and prior to your Guaranteed Lifetime Withdrawal Date, we limit the total dollar amount of subsequent Purchase Payments that can be applied to your Contract during each Contract Year to $25,000 per Contract Year.

Subsequent Purchase Payments may not be made on or after your Guaranteed Lifetime Withdrawal Date.

If you elect an Income Guarantee Feature Charge Increase Opt-Out, no subsequent Purchase Payments may be made on or after the effective date of the Income Guarantee Feature Charge Increase Opt-Out.

Effect of Withdrawals on Benefit Base

Any non-Excess Withdrawal does not impact the Benefit Base.

Any Excess Withdrawal will have a negative impact on the Benefit Base. An Excess Withdrawal will decrease the Benefit Base in the same proportion as the amount of the Excess Withdrawal (including  CDSCs) divided by the Contract Value prior to the Excess Withdrawal. An Excess Withdrawal will reduce the Benefit Base by more than the dollar amount of the Excess Withdrawal when the Benefit Base is greater than the Contract Value. Unlike the proportional impact of an Excess Withdrawal on the Benefit Base, an Excess Withdrawal will reduce your Contract Value on a dollar-for-dollar basis.

An Excess Withdrawal will reduce the Benefit Base by an amount equal to A divided by B, with the result multiplied by  C, where:

A = The Excess Withdrawal including any applicable  CDSC;
B = The Contract Value immediately prior to the Excess Withdrawal; and
C = the most recently calculated Benefit Base.

See “Appendix  F – Income Guarantee Feature Examples” for a hypothetical example of the impact of an Excess Withdrawal on the Benefit Base.

Effect of Automatic Step-Up Value and Roll-Up Value on the Benefit Base

On each Contract Anniversary, the Benefit Base will become the greatest of:

(a)	The most recently calculated Benefit Base prior to the Contract Anniversary

(b)	The current Automatic Step-Up Value, if any; and

(c)	The current Roll-Up Value.

Automatic Step-Up Value

The Automatic Step-Up Value is calculated differently based on whether it is a (i) Highest Anniversary Value Step-Up or (ii) Highest Quarterly Value Step-Up. You must elect one of the two Automatic Step-Up options at the Issue Date. You may not discontinue or change the Automatic Step-Up option.

There is no Automatic Step-Up Value if the Age of the youngest Covered Person on the last calendar day of the prior Contract Year exceeds the maximum Automatic Step-Up Age of 90.

If you elect an Income Guarantee Feature Charge Increase Opt-Out, there are no Automatic Step-Up Values after the effective date of the Income Guarantee Feature Charge Increase Opt-Out.

Highest Anniversary Value Step-Up

If you elect the Highest Anniversary Value Step-Up, the current Automatic Step-Up Value is the Contract Value on the last calendar day of the prior Contract Year after processing any transactions on that day.

Highest Quarterly Value Step-Up

If you elect the Highest Quarterly Value Step-Up, the current Automatic Step-Up Value is the highest quarterly Contract Value within the prior Contract Year. Each quarterly Contract Value is determined on the last calendar day of the Contract Year quarter after processing any transactions on that day.

Impact of Withdrawals on Highest Quarterly Value Step-Up

For the purpose of determining the highest quarterly Contract Value, each quarterly Contract Value will be reduced by withdrawals taken after the last calendar day of that Contract Year quarter.

The quarterly Contract Value will be reduced by:

(a)	the total dollar amount of all non-Excess Withdrawals, and

(b)	if applicable, an amount equal to the same percentage that the Contract Value is reduced as a result of an Excess Withdrawal. For example, if the Contract Value is reduced by 5% due to an Excess Withdrawal the quarterly Contract Value will also be reduced by an additional 5%.

If multiple withdrawals occur in a Contract Year, each quarterly Contract Value may be reduced multiple times.

For example, if you request a withdrawal during the second Contract Year quarter, your quarterly Contract Value for the first Contract Year quarter will be reduced by the withdrawal. If you then request another withdrawal during the third Contract Year quarter, your quarterly Contract Value for the first Contract Year quarter will be reduced again by the second withdrawal and your quarterly Contract Value for the second Contract Year quarter will also be reduced by that withdrawal.

See “Appendix  F – Income Guarantee Feature Examples” for a hypothetical example of the impact of withdrawals on the Highest Quarterly Value Step-Up.

Roll-Up Value

The initial Roll-Up Value is equal to the Purchase Payment as of the Issue Date.

On each Contract Anniversary, on or before the Roll-Up Period End Date, if no withdrawals occurred in the previous Contract Year, the Roll-Up Value is increased by an amount equal to the current Roll-Up Base multiplied by the Roll-Up Percentage. The Roll-Up Period End Date is on the 10th Contract Anniversary following the Issue Date.

The Roll-Up Value will change if you make a subsequent Purchase Payment or take an Excess Withdrawal as described below.

There are no further increases to the Roll-Up Value after the Roll-Up Period End Date. If you elect an Income Guarantee Feature Charge Increase Opt-Out, there are no further increases to the Roll-Up Value after the effective date of the Income Guarantee Feature Charge Increase Opt-Out.

The Roll-Up Value cannot be withdrawn, applied to an Annuity Option, or paid as a death benefit. It is not an amount that is guaranteed to be returned to you.

For the current Roll-Up Percentage, see the current Rate Sheet Prospectus Supplement (for prospective Contract Owners) or the Rate Sheet Prospectus Supplement included at the time of Contract delivery (for existing Contract Owners). Historical Rate Sheets can also be found in Appendix  H.

Roll-Up Base

The Roll-Up Base is the amount that we use to determine any applicable increase to the Roll-Up Value.

The initial Roll-Up Base is equal to the Purchase Payment as of the Issue Date.

The Roll-Up Base will change if you make a subsequent Purchase Payment or take an Excess Withdrawal as described below.

The Roll-Up Base cannot be withdrawn, applied to an Annuity Option, or paid as a death benefit. It is not an amount that is guaranteed to be returned to you.

Effect of Subsequent Purchase Payments on the Roll-Up Base and Roll-Up Value

The Roll-Up Base and Roll-Up Value will be recalculated with each subsequent Purchase Payment received after the Issue Date.

After the application of each subsequent Purchase Payment, both the Roll-Up Base and the Roll-Up Value will be equal to their respective amounts immediately prior to the subsequent Purchase Payment, plus the amount of the subsequent Purchase Payment, net of any applicable taxes.

Effect of Withdrawals on the Roll-Up Base and the Roll-Up Value

Any non-Excess Withdrawal does not impact either the Roll-Up Base or the Roll-Up Value.

Any Excess Withdrawal will have a negative impact on the Roll-Up Base and the Roll-Up Value. An Excess Withdrawal will decrease both the Roll-Up Base and the Roll-Up Value in the same proportion as the amount of the Excess Withdrawal (including  CDSCs) divided by the Contract Value prior to the Excess Withdrawal, as described below. An Excess Withdrawal will reduce a Roll-Up Base or Roll-Up Value that is greater than the Contract Value by more than the dollar amount of the Excess Withdrawal.

Any Excess Withdrawal taken will reduce the Roll-Up Base and the Roll-Up Value each by an amount equal to A divided by B, with the result multiplied by  C, where:

A = The Excess Withdrawal including any applicable  CDSC;
B = The Contract Value immediately prior to the Excess Withdrawal; and
C = the most recently calculated Roll-Up Base or the Roll-Up Value, as applicable.

Income Guarantee Feature Charge

We will assess the Income Guarantee Feature Charge on a quarterly basis in arrears. On the last calendar day of each Contract quarter, a charge will be assessed against your Contract Value. The amount that is deducted from your Contract Value is equal to the Income Guarantee Feature Charge multiplied by the Benefit Base on such day (after taking into account any other transactions processed on such day).

Income Guarantee Feature Charge Increase Opt-Out

If we plan to increase your Income Guarantee Feature Charge, we will provide at least thirty (30) calendar days advance notice of the increase. The increase will be effective on your next Contract Anniversary.

You have the right to opt-out of an Income Guarantee Feature Charge increase by Written Request. We must receive your Written Request by the Close of Business on the last Business Day prior to your next Contract Anniversary. If you opt-out of the Income Guarantee Feature Charge increase, then your Income Guarantee Feature Charge Increase Opt-Out is effective on your next Contract Anniversary.

By electing to opt-out of the Income Guarantee Feature Charge increase, you will:

•	establish the Guaranteed Lifetime Withdrawal Date, if not previously established;

•	determine the Withdrawal Rate, if not previously established;

•	determine the Lifetime Guarantee Rate, if not previously established;

•	terminate your right to any future Automatic Step-up Value after the effective date;

•	terminate your right to any future increases to the Roll-Up Values after the effective date; and

•	terminate your right to make subsequent Purchase Payments on or after the effective date.

An Income Guarantee Feature Charge Increase Opt-Out is irrevocable once it becomes effective.

The Income Guarantee Feature Charge in effect when the Income Guarantee Feature Charge Increase Opt-Out becomes effective will remain in place until  RetireCore terminates.

Income Guarantee Feature Charge Upon Rider Termination

If your Income Guarantee Feature terminates, except for a termination under sections (a), (b) and (c) in the sub-section below entitled “RetireCore Termination,” a pro-rata portion of the Income Guarantee Feature Charge will be assessed based on the number of days from the first calendar day of the current Contract quarter to the date of termination. If RetireCore terminates under sections (a), (b) and (c) in the sub-section below entitled “RetireCore Termination,” the charge is waived. If you reach your Latest Permitted Annuity Date, and your Contract Value is applied to an Annuity Option described in the sub-section below entitled “Latest Permitted Annuity Date,” the Income Guarantee Feature Charge is also waived. Once RetireCore has terminated, there will be no further Income Guarantee Feature Charges assessed.

We deduct the Income Guarantee Feature Charge pro-rata from each Sub-Account in which you are invested.

The maximum annualized Income Guarantee Feature Charge for  RetireCore is shown in the following table. For current Income Guarantee Feature Charges, see the current Rate Sheet Prospectus Supplement (for prospective Contract Owners) or the Rate Sheet Prospectus Supplement included at the time of Contract delivery (for existing Contract Owners). Historical Rate Sheets can also be found in Appendix H.

Maximum
Income Guarantee Feature Charge (as a percentage of Benefit Base)
Single Life Highest Anniversary Value Step-up	2.50%(1)
Joint Life Highest Anniversary Value Step-up	2.50%(1)
Single Life Highest Quarterly Value Step-up	2.50%(1)
Joint Life Highest Quarterly Value Step-up	2.50%(1)
(1)	We deduct the quarterly portion of this annualized charge from your Contract Value on a quarterly basis in arrears.

Contract Continuation

If the joint life version of RetireCore is elected and a Covered Person continues the Contract under the death benefit provisions section of the Contract, RetireCore will also continue as long as it was in effect at the time of the continuation. The Covered Person is eligible to receive the ALBA each year for the remainder of his or her life, provided RetireCore is not terminated.

If the joint life version of  RetireCore is elected and you, as IRA Custodian, continue the Contract under the death benefit provisions section of the Contract, and the deceased Annuitant’s surviving spouse is also a Covered Person, RetireCore will also continue as long as it was in effect at the time of the continuation. You are guaranteed to receive the ALBA each year for the remainder of the Covered Person’s life, provided RetireCore is not terminated.

If you (Annuitant for a Custodial IRA) die before the Guaranteed Lifetime Withdrawal Date and if the Contract is continued, then the Guaranteed Lifetime Withdrawal Date elected by the Owner of the continued Contract will determine the Withdrawal Rate and Lifetime Guarantee Rate for the Contract.

If you (Annuitant for a Custodial IRA) die on or after the Guaranteed Lifetime Withdrawal Date and if the Contract is continued, then the Withdrawal Rate and Lifetime Guarantee Rate that apply after the continuation will be the same as the Withdrawal Rate and

Lifetime Guarantee Rate in effect prior to the continuation. On any subsequent Contract Anniversary where the Benefit Base is increased to equal the Automatic Step-Up Value, the Withdrawal Rate and Lifetime Guarantee Rate determinations will be based on the age of the surviving Covered Person.

Latest Permitted Annuity Date

If RetireCore is in effect, you have reached the Latest Permitted Annuity Date of your Contract, and your Contract Value has not reached zero, one of the following additional Annuity Options will be available to you based upon the number of Covered Persons still living. Unless you direct us otherwise, we will automatically pay you Annuity Payments under an installment refund Annuity Option based upon the number of Covered Persons still living.

One (1) Covered Person – Installment Refund

Beginning on the Annuity Date, we will make Annuity Payments equal to the amount of the  ALBA for the life of the Annuitant. Annuity Payments cease upon the death of the Annuitant, subject to the installment refund guarantee. The installment refund guarantees upon the death of the Annuitant, if the total of all Annuity Payments made is less than the Contract Withdrawal Value on the Latest Permitted Annuity Date, Annuity Payments will continue to be paid in the same amount and at the same frequency then in effect, until the total Annuity Payments made is equal to the Contract Withdrawal Value on the Latest Permitted Annuity Date. The Beneficiary(ies) may instead elect to receive the commuted value calculated as shown on the Guaranteed Lifetime Withdrawal Benefit Contract schedule, of any remaining Annuity Payments in a lump sum. If the total of all Annuity Payments made is equal to or greater than the Contract Withdrawal Value on the Latest Permitted Annuity Date, no additional Annuity Payments will be made.

Two (2) Covered Persons – Installment Refund

Beginning on the Annuity Date, we will make Annuity Payments equal to the amount of the  ALBA for the life of the Annuitant and the joint Annuitant. Annuity Payments cease upon the death of the surviving Annuitant, subject to the installment refund guarantee. The installment refund guarantees upon the death of the last surviving Annuitant, if the total of all Annuity Payments made is less than the Contract Withdrawal Value on the Latest Permitted Annuity Date, Annuity Payments will continue to be paid in the same amount and at the same frequency then in effect, until the total Annuity Payments made is equal to the Contract Withdrawal Value on the Latest Permitted Annuity Date. The Beneficiary(ies) may instead elect to receive the commuted value calculated as shown on the Guaranteed Lifetime Withdrawal Benefit Contract schedule, of any remaining Annuity Payments in a lump sum. If the total of all Annuity Payments made is equal to or greater than the Contract Withdrawal Value on the Latest Permitted Annuity Date, no additional Annuity Payments will be made.

However, for Qualified Contracts and Contracts held as Custodial IRAs, if the Covered Person, who is not the Owner (Annuitant if the Owner is a Custodial IRA), is no longer the Beneficiary (Beneficiary of the custodial account if the Owner is a Custodial IRA) when the Latest Permitted Annuity Date is reached (due to a Beneficiary change after a divorce), this section will apply as if that Covered Person were no longer living. Therefore, any change in the Beneficiary after a divorce could result in a  payout based only on a single life even when the joint life version was elected. See “The Annuity Phase – Limitations on Payment Options.”

RetireCore Termination

RetireCore will terminate upon the earliest of:

(a)	Prior to the Settlement Phase or Annuity Phase, death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) unless the joint life version of RetireCore is in effect and the Contract is continued under the death benefit provisions section of the Contract and in accordance with the Contract continuation provisions of RetireCore;

(b)	Death of the Owner (or the Annuitant if the Owner is a non-natural person) after the Contract has been continued by the surviving spouse or an IRA Custodian, unless you are receiving payments under one of the Annuity Options under RetireCore at the Latest Permitted Annuity Date, in which case, RetireCore will terminate upon the last Annuity Payment;

(c)	The date you apply your Contract Value to an Annuity Option, unless you are receiving payments under one of the Annuity Options under RetireCore at the Latest Permitted Annuity Date, in which case, RetireCore will terminate upon the last Annuity Payment;

(d)	In most states, upon a change in ownership (or assignment) of the Contract, unless:

(i)	the new Owner or assignee assumes full ownership of the Contract and is essentially the same person as the previous Owner, (e.g. an individual ownership changed to a personal revocable trust, a change to a court appointed guardian representing the Owner during the Owner’s lifetime, etc.);

(ii)	the assignment is for an exchange under IRC Section 1035 (i.e., RetireCore may continue during the temporary assignment period and not terminate until the Contract is fully surrendered);

(iii)	the Contract is transferred to a spouse (or domestic partner or civil union partner for Non-Qualified Contracts) and the new Owner was a Covered Person as of the Issue Date; or

(iv)	the Contract is transferred to a spouse (or domestic partner or civil union partner for Non-Qualified Contracts) or to a former spouse in connection with a divorce (or dissolution of a civil union or domestic partnership for Non-Qualified Contracts) and the new Owner was a Covered Person as of the Issue Date.

(e)	The date we receive a Written Request to terminate RetireCore.

(f)	Termination of the Contract to which RetireCore is attached.

If RetireCore is terminated, it cannot be re-elected at a later date. See “Appendix G – State Variations of Certain Contract Features.”

Withdrawals

Your ability to take a withdrawal may be restricted by certain provisions of the IRC. Income taxes, tax penalties, a CDSC and certain restrictions may apply to any withdrawal you make.

During the Accumulation Phase you may make either partial or full withdrawals of your Contract Value. When making a partial withdrawal, you must withdraw at least $100 or your entire Contract Value in a Sub-Account, if less. We reserve the right to increase the minimum withdrawal amount to $500 upon thirty (30) calendar days advance notice. We will exercise this right should we see a significant increase in withdrawal activity by Owners that leads to an increase in cost to administer the Contract. If we exercise this right, we will do so in the same manner for all Owners, and we will provide Owners with prior Written Notice of our decision to increase the minimum withdrawal amount.

You may make a partial withdrawal only if at least $2,000 in Contract Value remains following the partial withdrawal, unless the partial withdrawal:

•	is the payment of the ALBA under an Income Guarantee Feature,

•	the withdrawal is an RMD, or

•	is made under a SWP intended to qualify as a series of substantially equal periodic payments for purposes of avoiding the additional 10% tax applicable to distributions that occur prior to age 59½.

If you have elected an Income Guarantee Feature, and you make a partial withdrawal, we require the withdrawal to be taken from the Sub-Accounts according to the ratio that your Contract Value in each Sub-Account bears to your Contract Value.

If you have Contract Value allocated to the DCA Fixed Account, and you make a partial withdrawal, we require the withdrawal to be taken from the Sub-Accounts and the DCA  Fixed Account  according to the ratio that your Contract Value in each Sub-Account and the DCA  Fixed Account bears to your Contract Value.

When a partial withdrawal is made from a Contract, we reflect the withdrawal as (a) a dollar-for-dollar reduction in the Contract Value (b) a pro rata reduction of the value of the Contract’s death benefit and (c) if you have elected an Income Guarantee Feature, a potential reduction to the Benefit Base, the Roll-Up Base for RetireCore and RetireCore Stacking, and the Roll-Up Value for RetireCore (the amount of which depends on the timing and amount of the withdrawal). See “Additional Benefits – Income Guarantee Features.” When you make a partial withdrawal, we determine the number of Accumulation Units for each Sub-Account that correspond to the dollar amount of the withdrawal, and reduce the Accumulation Units credited to you by that number.

When you make a full withdrawal you will receive your Contract Value:

•	less any applicable CDSC;

•	less any applicable Premium Tax;

•	less any applicable annual contract maintenance charge; and

•	less any Purchase Payments we credited to your Contract that have not cleared the bank, until they clear the bank.

See “Appendix B – Contingent Deferred Sales Charge (CDSC) Example.”

Requests in Writing

To request a withdrawal in writing, submit either a partial withdrawal or full withdrawal form in Good Order to our Service Center. If your withdrawal involves an exchange or transfer of assets to another financial institution, we also require a “letter of acceptance” from the financial institution.

Requests by Other Means

You may request certain partial and total withdrawals by other means we authorize such as email, telephone, or fax. Contact our Service Center for details.

Withdrawal Effective Date

Your withdrawal is effective on the Business Day we receive it in Good Order at our Service Center:

•	a partial withdrawal form or full withdrawal form acceptable to us; and

•	if applicable, a “letter of acceptance.”

If we receive this/these item(s) at our Service Center on a Non-Business Day or after the Close of Business, your withdrawal request will be effective on the next Business Day. For email, telephone or fax requests, your withdrawal is effective on the Business Day we receive your request in Good Order, provided it is received prior to the Close of Business. For requests received after the Close of Business, your withdrawal will be effective on the next Business Day.

Delivery of Withdrawal Amount

We will pay any withdrawal amount within seven calendar days of the withdrawal effective date unless we are required to suspend or postpone withdrawal payments. See “Other Information – Payments We Make.”

We will generally pay any full or partial withdrawal to the Owner, unless you direct otherwise. If the Owner is a non-natural person, withdrawals will be paid to the Owner.

Systematic Withdrawal Program

For detailed rules and restrictions pertaining to this program and instructions for electing the program contact our Service Center.

The Systematic Withdrawal Program (SWP) allows you to set up automatic periodic withdrawals from your Contract Value.

We will take any withdrawal under this program proportionally from your Contract Value in your selected investment options.

Your SWP will end:

•	if you withdraw your total Contract Value;

•	if we receive, in Good Order, a notification of the Owner’s death;

•	if we receive, in Good Order, a notification of the Annuitant’s death if the Owner is a non-natural person;

•	if we process the last withdrawal for the period you selected, if applicable;

•	if the next withdrawal will lower your Contract Value below the minimum Contract Value we allow following a partial withdrawal, unless your withdrawal is a RMD, is an allowable SWP under an income guarantee feature, or is made under a SWP intended to qualify as a series of substantially equal periodic payments for purposes of avoiding the additional 10% tax applicable to distributions that occur prior to age 59½;

•	if you apply your Contract Value to an Annuity Option; or

•	if you give us a Written Request or request over the telephone, in Good Order, to terminate your program any time on or before the next withdrawal date. If your Contract is a Beneficiary IRA, your SWP cannot be terminated.

Taxes

The information in this prospectus is general and is not an exhaustive discussion of all tax questions that might arise under the Contract. The information is not written or intended as tax or legal advice. You should consult a tax adviser about your own circumstances. In addition, we do not profess to know the likelihood that current federal income tax laws and Treasury Regulations or the current interpretations of the Internal Revenue Code, Regulations, and other guidance will continue. We cannot make any guarantee regarding the future tax treatment of any contract. We reserve the right to make changes in the Contract to assure that it continues to qualify as an annuity for tax purposes.

No attempt is made in this prospectus to consider any applicable state or other tax laws.

Taxation of the Company

MassMutual is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (IRC). For federal income tax purposes, the Separate Account is not a separate entity from MassMutual, and its operations form a part of MassMutual.

Investment income and any realized gains on Separate Account assets generally are reflected in the Contract Value, although treated as accruing to the Company and not to you. As a result, no taxes are due currently on interest, dividends and short or long-term gains earned by the Separate Account with respect to your Contract. The Company may be entitled to certain tax benefits related to the investment of Company assets, including assets of the Separate Account. These tax benefits, which may include foreign tax credits and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

Annuities in General

Annuity contracts are a means of both setting aside money for future needs – usually retirement – and for providing a mechanism to administer the payout of those funds. Congress recognized how important providing for retirement was and created special rules in the IRC for annuities. Simply stated, these rules provide that you will generally not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral.

Diversification

IRC Section 817(h) imposes certain diversification standards on the underlying assets of variable annuity contracts. The IRC provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department, adequately diversified. Disqualification of the Contract as an annuity contract would result in a loss of tax deferral, meaning the imposition of federal income tax to the Owner with respect to earnings under the Contract prior to the receipt of payments under the Contract. We intend that all investment portfolios underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

Investor Control of Assets

For variable annuity contracts, tax deferral also depends on the insurance company, and not you, having control of the assets held in the Separate Accounts. You can transfer among the Sub-Accounts but cannot direct the investments each underlying Fund makes. If you have too much investor control of the assets supporting the Separate Account Funds, then you will be taxed on the gain in the Contract as it is earned rather than when it is withdrawn. The IRS has provided some guidance on investor control by issuing Revenue Rulings 2003-91 and 2003-92, but some issues remain unclear. One unanswered question is whether an Owner will be deemed to own the assets in the contract if a variable contract offers too large a choice of Funds in which to invest, and if so, what that number might be. We do not know if the IRS will issue any further guidance on this question. We do not know if any guidance would have a retroactive effect. Consequently, we reserve the right to modify the Contract, as necessary, so that you will not be treated as having investor control of the assets held under the Separate Account.

Non-Qualified Contracts

Your Contract is referred to as a Non-Qualified Contract if it is not used to fund a qualified plan such as an Individual Retirement Annuity (IRA) or Roth IRA.

Qualified Contracts

Your Contract is referred to as a Qualified Contract if it is used to fund a qualified plan such as an Individual Retirement Annuity (IRA) or Roth IRA. Qualified plans are subject to various limitations on eligibility, contributions, transferability and distributions based on the type of plan. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. You should consult a tax adviser as to the tax treatment and suitability of such an investment.

Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law.

Contracts issued under a qualified plan include special provisions restricting Contract provisions that may otherwise be available as described in this prospectus. Generally, Contracts issued under a qualified plan are not transferable. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to distributions from Qualified Contracts. See “Taxes – Taxation of Qualified Contracts.”

Eligible rollover distributions from an IRA, TSA, qualified plan or governmental 457(b) deferred compensation plan may generally be rolled over into another IRA, TSA, qualified plan or governmental 457(b) deferred compensation plan, if permitted by the plan.

These amounts may be transferred directly from one qualified plan or account to another, or as an indirect rollover, in which the plan participant receives a distribution from the qualified plan or account, and reinvests it in the receiving qualified plan or account within 60 days of receiving the distribution.

IRC Section 408(d)(3)(B) provides that an individual is only permitted to make one indirect rollover from an IRA to another IRA in any 1-year period. The IRS previously applied this limitation on an IRA-by-IRA basis, allowing a taxpayer to make an indirect rollover from an IRA, so long as he or she had not made an indirect rollover from that same IRA within the preceding 1-year period, even if he or she had made indirect rollovers from a different IRA. Effective for distributions on or after January 1, 2015 the limitation applies on an aggregate basis, meaning that an individual cannot make an indirect rollover from one IRA to another if he or she has made an indirect rollover involving any IRA (including a Roth, SEP, or SIMPLE IRA) within one year.

It is important to note that the one rollover per year limitation does not apply to amounts transferred directly between IRAs in a trustee-to-trustee transfer.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts we sell in connection with employer-sponsored qualified plans use annuity tables which do not differentiate on the basis of sex. Such annuity tables are also available for use in connection with certain non-qualified deferred compensation plans.

Following are general descriptions of the types of qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. You should consult a tax adviser as to the tax treatment and suitability of your investment. The contribution limits referenced in the plan descriptions below are the limits for 2025, and may change in subsequent years.

Individual Retirement Annuities

IRC Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). IRAs are subject to limitations on eligibility, contributions, transferability and distributions. See “Taxes – Taxation of Qualified Contracts.” IRA contributions are limited to the lesser of $7,000 or 100% of compensation, and an additional catch-up contribution of $1,000 is available for individuals age 50 and over. Contributions are deductible, unless you are an active participant in a qualified plan and your modified adjusted gross income exceeds certain limits. Contracts issued for use with IRAs are subject to special requirements by the IRC, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. You should consult a tax adviser as to the tax treatment and suitability of such an investment.

SEP IRAs

IRC Section 408(k) permits certain employers to establish IRAs for employees that qualify as Simplified Employee Pension (SEP) IRAs. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the plan. SEP IRAs are treated as defined contribution plans for purposes of the limits on employer contributions. Employer contributions cannot exceed the lesser of:

•	$70,000; or

•	25% of compensation (a maximum of $350,000 of compensation may be considered).

The employee may treat the SEP account as a traditional IRA and make deductible and non-deductible contributions if the general IRA requirements are met. SEP IRAs are subject to additional restrictions, including on items such as: the form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. See “Taxes – Taxation of Qualified Contracts.”  You should consult a tax adviser as to the tax treatment and suitability of such an investment.

SIMPLE IRAs

IRC Section 408(p) permits certain small employers to establish a Savings Incentive Match Plan for Employees (SIMPLE) IRA. SIMPLE IRA plans permit employees to make elective contributions only through a qualified salary reduction agreement.

Employers can make contributions to the plan through either matching contributions or non-elective contributions. An employee’s annual elective salary reduction contributions are limited to the lesser of $16,500 or 100% of compensation, and an additional catch-up contribution is available for individuals age 50 and over, up to the lesser of $3,500 or total compensation less any other elective deferrals. For employees age 60–63, this catch-up contribution limit is increased to $5,250. Elective contributions made to a SIMPLE IRA are counted against the overall limit on elective deferrals by any individual (the lesser of $23,500 or 100% of compensation). Plans of certain small employers may be eligible for increased limits. The employer must make certain matching contributions or non-elective contributions to the employee’s account. SIMPLE IRAs are subject to additional restrictions, including on items such as: the form, manner and timing of distributions; transferability of benefits; vesting and  nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. See “Taxes – Taxation of Qualified Contracts.” You should consult a tax adviser as to tax treatment and suitability of such an investment.

Roth IRAs

IRC Section 408A permits eligible individuals to contribute to a non-deductible IRA, known as a Roth IRA. Roth IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Roth IRA contributions are limited to the lesser of $7,000 or 100% of compensation, and an additional catch-up contribution of $1,000 is available for individuals age 50 or over. The maximums are decreased by any contributions made to a traditional IRA for the same tax year. Lower maximum Roth IRA contribution limits apply to individuals whose modified adjusted gross income exceeds certain limits. Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, known as a conversion. The individual must pay tax on any portion of the IRA being rolled over that represents income or previously deductible IRA contributions. The determination of taxable income is based on the fair market value of the IRA at the time of the conversion. See “Taxes – Required Minimum Distributions for Qualified Contracts” for information on the determination of the fair market value of an annuity contract that provides additional benefits (such as certain living or death benefits). You should consult a tax adviser as to the tax treatment and suitability of such an investment.

Taxation of Non-Qualified Contracts

You, as the Owner of a non-qualified annuity, will generally not be taxed on any increases in the value of your Contract until a distribution occurs. There are different rules as to how you are taxed depending on whether the distribution is a withdrawal or an Annuity Payment.

Withdrawals

The IRC generally treats any withdrawal (1) allocable to investment in the Contract made after August 13, 1982 in an annuity contract entered into prior to August 14, 1982 and (2) from an annuity contract entered into after August 13, 1982, as first coming from earnings and then from your investment in the Contract. The withdrawn earnings are subject to tax as ordinary income.

Annuity Payments

Annuity Payments occur as the result of the Contract reaching its annuity starting date. Non-annuitized life expectancy distributions made to a Beneficiary, under a Non-Qualified Beneficiary Annuity SWP program that we administer, are also treated as Annuity Payments. A portion of each Annuity Payment is treated as a partial return of your investment in the Contract and is not taxed. The remaining portion of the Annuity Payment is treated as ordinary income. The Annuity Payment is divided between these taxable and non-taxable portions based on the calculation of an exclusion amount.

The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. If, in any year, total payments received under a variable Annuity Option are less than the exclusion amount allocable to that year, Treasury Regulations allow you to choose to recalculate your exclusion amount in subsequent years, by filing a statement with your income tax return. We will continue to report distributions using the exclusion amount as originally calculated. For additional information, please consult with your tax advisor and see IRS Publication 939. Annuity Payments received after you have recovered all of your investment in the Contract are fully taxable.

The IRC also provides that any amount received (both Annuity Payments and withdrawals) under an annuity contract which is included in income may be subject to an additional income tax. The amount of the additional tax is an additional tax equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the additional tax. They include any amounts:

(1)	paid on or after you reach age 59½;

(2)	paid to your Beneficiary after you die;

(3)	paid if you become totally disabled (as that term is defined in the IRC);

(4)	paid in a series of substantially equal periodic payments made annually (or more frequently) for your life or life expectancy or for the joint lives or joint life expectancies of you and your designated Beneficiary. Annuity Payments may qualify for this exception if they satisfy the RMD rules applicable to Annuity Payments from qualified plans and IRAs;

(5)	paid under an immediate annuity; or

(6)	which come from investment in the Contract made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% additional tax), but for the exception, plus interest for the tax years in which the exception was used.  A withdrawal outside of the series of substantially equal period payments, or an additional Purchase Payment into your Contract, may be considered an impermissible modification. However, after 2023, a tax-free rollover or transfer to another qualified plan or IRA, from which a series of substantially equal periodic payments is received, will not result in a modification if the combined distributions from the old and new arrangements continue to satisfy the exception.  The rules governing substantially equal periodic payments are complex. You should consult a tax adviser for more specific information.

Multiple Contracts

The IRC provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same owner by one company or its affiliates are treated as one deferred annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. This rule does not apply to immediate annuities.

Tax Treatment of Assignments

An assignment or pledge of a Contract may be a taxable event. You should consult a tax adviser if you wish to assign or pledge your Contract. Annuity contracts issued after April 22, 1987 that are transferred for less than full and adequate consideration (including gifts) are subject to tax to the extent of gain in the Contract. This does not apply to transfers between spouses or certain transfers incident to a divorce under IRC Section 1041.

Distributions After Death of an Owner

In order to be treated as an annuity contract for federal income tax purposes, IRC Section 72(s) requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. Specifically, IRC Section 72(s) requires that:

(a)	if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner’s death; and

(b)	if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner’s death.

These requirements will be considered satisfied as to any portion of an Owner’s interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner’s death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. The Non-Qualified Contracts contain provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Taxation of Qualified Contracts

If you have no cost basis for your interest in a Qualified Contract, the full amount of any distribution is taxable to you as ordinary income. If you do have a cost basis for all or some of your interest, a portion of the distribution is taxable, generally based on the ratio of your cost basis to your total Contract Value. Special tax rules may be available for certain distributions from a qualified plan.

IRC Section 72(t) imposes a 10% additional income tax on the taxable portion of any distribution from qualified plans, including Contracts issued and qualified under IRC Sections 408 (IRAs) and 408A (Roth IRAs). With respect to SIMPLE IRAs, the 10% additional tax is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan. Exceptions from the additional tax are as follows:

(1)	distributions made on or after you reach age 59½;

(2)	distributions made after your death;

(3)	distributions made that are attributable to the employee being disabled as defined in the IRC;

(4)	after severance from employment, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary (in applying this exception to distributions from IRAs, a severance of employment is not required). Annuity Payments may qualify for this exception if they satisfy the RMD rules applicable to Annuity Payments from qualified plans and IRAs;

(5)	distributions made to you up to the amount allowable as a deduction to you under IRC Section 213 for amounts you paid during the taxable year for medical care;

(6)	corrective distributions of amounts that exceed tax law limitations;

(7)	distributions made on account of an IRS levy made on a qualified retirement plan or IRA;

(8)	distributions from an IRA for the purchase of medical insurance (as described in IRC Section 213(d)(1)(D)) for you and your spouse and dependents if you received unemployment compensation for at least 12 weeks and have not been re-employed for at least 60 days;

(9)	certain qualified reservist distributions;

(10)	distributions from an IRA to the extent they do not exceed your qualified higher education expenses (as defined in IRC Section 72(t)(7)) for the taxable year;

(11)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in IRC Section 72(t)(8));

(12)	distributions which are qualified birth or adoption distributions (as defined in IRC Section 72(t)(2)(H)). Such distributions can be recontributed within the three year period beginning on the date received;

(13)	certain distributions made after December 31, 2023 for emergency personal expenses (as provided in IRC Section 72(t)(2)(I)). Such distributions can be recontributed within the three-year period beginning on the date received;

(14)	payments of net income attributable to an excess IRA contribution made in a calendar year where such amounts are distributed by tax return deadline for the year (including extensions) and no deduction is allowed for the excess contribution;

(15)	eligible distributions made after December 31, 2023 to you if you are a victim of domestic abuse (as provided in IRC Section 72(t)(2)(K)). Such distributions may be recontributed within the three-year period beginning on the date received;

(16)	distributions made to you if you are a terminally ill individual (as provided in IRC Section 72(t)(2)(L)). Such distributions may be recontributed within the three-year period beginning on the date received; and

(17)	distributions that are qualified disaster recovery distributions under IRC Section 72(t)(2)(M). Such distributions may be recontributed within the three-year period beginning on the date received.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% additional tax) but for the exception, plus interest for the tax years in which the exception was used.  A withdrawal outside of the series of substantially equal period payments, or an additional purchase payment into your contract, may be considered an impermissible modification. However, after 2023, a tax-free rollover or transfer to another qualified plan or IRA, from which a series of substantially equal periodic payments is received, will not result in a modification if the combined distributions from the old and new arrangements continue to satisfy the exception.  The rules governing substantially equal periodic payments are complex. You should consult a tax adviser or IRS Notice 2022-6 for more specific information.

Required Minimum Distributions for Qualified Contracts

For Qualified Contracts other than Roth IRAs, distributions generally must begin no later than April 1st of the calendar year following the later of:

(1)	the calendar year in which you attained the “applicable age” as defined in IRC Section 401(a)(9); or

(2)	the calendar year in which you retire.

If you  were born after December 31, 1950 and before January 1, 1960, your applicable age is 73. If you  were born after December 31, 1959, your applicable age is 75. Previously, the age at which RMDs were required to begin was 70½ for those born before July 1, 1949, and 72 for those born after June 30, 1949 and before January 1, 1951.

The date set forth in (2) does not apply to an IRA or to a five percent owner of the employer maintaining the plan. Required distributions generally must be over a period not exceeding your life or life expectancy or the joint lives or joint life expectancies of you and your designated Beneficiary. Upon your death, additional distribution requirements are imposed. If your Contract is held as a Roth IRA, there are no RMDs during your life. However, upon your death your Beneficiary is subject to RMD requirements. If RMDs are not made, a penalty tax of up to 25% is imposed on the amount that should have been distributed.

These rules were significantly changed under the Setting Every Community Up for Retirement Enhancement (SECURE) Act, enacted in late 2019, and differ for Qualified Contracts when death occurs after December 31, 2019 versus those where death occurred on or before December 31, 2019 (on or before December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement).

Where the Owner’s death occurred on or before December 31, 2019 (on or before December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), if the Contract had not yet entered the Annuity Phase and death occurred after the required beginning date, distributions must be made at least as rapidly as under the method in effect at the time of the Owner’s death, or over the life or life expectancy of the designated Beneficiary. If the Contract had not entered the Annuity Phase and death occurred before the required beginning date, the remaining interest must be distributed within five years or over the life or life expectancy of the designated Beneficiary. If the Owner’s death occurred after the Contract had entered the Annuity Phase, distributions must be made at least as rapidly as under the method in effect at the time of the Owner’s death.

If your death occurs after December 31, 2019 (after December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement) and your designated Beneficiary is not an “Eligible Designated Beneficiary” as defined in IRC Section 401(a)(9), the remaining interest must be distributed within ten years, regardless of whether your death occurs before or after your required beginning date or whether your Contract had entered the Annuity Phase.  In addition, if your death occurs on or after your required beginning date, your Beneficiary must take  annual RMDs during the ten year distribution period.  If your designated Beneficiary is considered an Eligible Designated Beneficiary, the remaining interest must be distributed within ten years or over the life or life expectancy of the designated Beneficiary.  We only offer a life or life expectancy distribution option to a designated Beneficiary who either (1) is the surviving spouse of the deceased qualified plan participant or IRA Owner or, (2) is not more than ten years younger than the deceased qualified plan participant or IRA Owner. In the future, we may allow additional classes of Eligible Designated Beneficiaries to elect a life or life expectancy distribution option.

If your death occurs after December 31, 2019 (after December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement) and you do not have a designated Beneficiary (including where your estate or certain trusts are the Beneficiary), the pre-2019 distribution rules generally apply. If your Contract has not yet entered the Annuity Phase and death occurs after your required beginning date, distributions must be made at least as rapidly as under the method in effect at the time of your death. If the Contract has not yet entered the Annuity Phase and your death occurs before your required beginning date, the remaining interest must be distributed within five years. If your death occurs after your Contract has entered the Annuity Phase, distributions must be made at least as rapidly as under the method in effect at the time of your death.

For purposes of these rules, the Owner of a Roth IRA is always treated as having died before their required beginning date, since RMDs are not required during the owner’s lifetime.

The Regulations under IRC Section 401(a)(9) include a provision that could increase the dollar amount of RMDs for individuals who fund their IRA or qualified retirement plan with an annuity contract. During the Accumulation Phase of the annuity Contract, Treasury Regulations Section 1.401(a)(9)-6, Q&A-12 requires that individuals add the actuarial present value of any additional benefits provided under the annuity (such as certain living or death benefits) to the dollar amount credited to the Owner or Beneficiary under the Contract in order to determine the fair market value of the Contract. A larger fair market value will result in the calculation of a higher RMD amount. You should consult a tax adviser to determine how this may impact your specific circumstances.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows:

•	if distributed under Death Benefit Payment Option 1 (lump sum) or Option 2 (payment within five years of the date of the Owner’s death), they will be treated in the same manner as a withdrawal from the Contract; or

•	if distributed under Death Benefit Payment Option 3, they will be treated as Annuity Payments.

Section 1035 Tax Free Exchanges

IRC Section 1035 provides that a life insurance, endowment, or annuity contract may be exchanged for an annuity contract on a tax free basis. When this type of exchange occurs, the gain in the original contract is preserved in the new contract by transferring the cost basis under the original contract to the new contract. The IRS has provided guidance on the partial exchange of an annuity contract for another annuity contract. According to the guidance, partial exchanges occurring on or after October 24, 2011 will be tax free if no distribution takes place from either contract within 180 days after the exchange. If a distribution occurs within 180 days after the exchange, the IRS will apply general tax principles to determine the tax treatment of the transfer. The limitation on distributions within 180 days does not apply to Annuity Payments that are based on life expectancy or on a period certain of ten or more years. You should consult a tax adviser before entering into any 1035 exchange.

Partial exchanges which occurred prior to October 24, 2011 were subject to more restrictive guidance. You should consult a tax adviser if you have questions regarding the taxation of a prior exchange.

Beginning January 1, 2010, the Pension Protection Act of 2006 permits the exchange of an annuity contract for a qualified long-term care contract to qualify as a tax free 1035 exchange. However, if an annuity contract has entered the Annuity Phase, there is uncertainty and a lack of guidance regarding whether the exchange can qualify. Therefore, if an annuity contract has entered the Annuity Phase and the Contract or the resulting Annuity Payments are exchanged for a qualified long-term care contract, we will not treat that as a tax free 1035 exchange.

The IRS has also issued guidance allowing a Beneficiary of a non-qualified annuity contract to enter into a 1035 exchange of the death benefit for a new annuity contract, provided that the new contract will be administered as if the Owner is deceased for purposes of the death benefit requirements of IRC Section 72(s). In order to allow the death benefit under a non-qualified annuity contract to be exchanged, we may require additional documentation from the issuer of the new contract, in order to ensure that this requirement is met.

Income Tax Reporting and Withholding

Federal law requires that we file an information return on Form 1099-R with the IRS (with a copy to you) reporting any taxable amounts paid to you under the annuity contract. By January 31 of the calendar year following the year of any payment(s), we will issue the Form 1099-R to the Owner of the annuity contract. Following the death of the Owner the Form 1099-R will be sent to each Beneficiary who receives a payment under the Contract.

The portion of any distribution that is includible in the gross income of the Owner is subject to federal income tax withholding. The amount of the withholding depends on the type of distribution. Withholding for periodic payments is at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

You should consult a tax adviser regarding withholding requirements.

Generation Skipping Transfer Tax Withholding

Under certain circumstances, the IRC may impose a generation skipping transfer tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Medicare Hospital Insurance Tax

A Medicare Hospital Insurance Tax (known as the Unearned Income Medicare Contribution) applies to all or part of a taxpayer’s net investment income, at a rate of 3.8%, when certain income thresholds are met. Net investment income is defined to include, among other things, non-qualified annuities and net gain attributable to the disposition of property. Under final tax regulations, the taxable portion of any distribution from a non-qualified annuity contract – including withdrawals and Annuity Payments – is included in net investment income. Net investment income also includes the gain from the sale of a non-qualified annuity contract. Under current guidance, we are required to report to the IRS whether a distribution is potentially subject to the tax. You should consult a tax adviser as to the potential impact of the Medicare Hospital Insurance Tax on your Contract.

Non-Resident Aliens and Foreign Entities

Generally, a distribution from a Contract to a non-resident alien or foreign entity is subject to federal tax withholding at a rate of 30% of the amount of income that is distributed. A non-resident alien is a person who is neither a citizen, nor a resident, of the United States of America (U.S.). We are required to withhold the tax and send it to the IRS. Some distributions to non-resident aliens or foreign entities may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must claim the treaty benefit on Form W-8BEN (or the equivalent form), providing us with:

(1) proof of residency (in accordance with IRS requirements), and

(2) the applicable taxpayer identification number.

If the above conditions are not met, we will withhold 30% of the income from the distribution. Additionally, under the Foreign Account Tax Compliance Act effective July 1, 2014, U.S. withholding may occur with respect to certain foreign entity Owners (including foreign financial institutions and non-financial foreign entities (such as corporations, partnerships, and trusts)) at a 30% rate without regard to lower treaty rates.

Civil Unions and Domestic Partnerships

Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as a change of ownership or continuation of the Contract after death, may be taxable to those individuals. You should consult a tax adviser for more information on this subject.

Non-Natural Owner

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation, limited liability company, partnership, trust or certain other entities) the Contract will generally not be treated as an annuity for tax purposes. This means that gain in the Contract will be taxed each year while the Contract is in the Accumulation Phase. This treatment is not generally applied to a Contract held by a trust or other entity as an agent for a natural person. If a trust is not a grantor trust for income tax purposes, and any beneficiary (including a contingent beneficiary) of the trust is a non-natural person, the Contract will not be treated as owned by an agent for a natural person, and gain in the Contract will be taxed annually. This treatment also does not apply to a Contract that qualifies as an immediate annuity. Before purchasing a Contract to be owned by a non-natural person or changing ownership on an existing Contract that will result in it being owned by a non-natural person, you should consult a tax adviser to determine the tax impact.

Distribution

The Contract is sold by both registered representatives of MML Investors Services, LLC (MMLIS), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Strategic Distributors, LLC (MSD), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual, on its own behalf and on behalf of the Separate Account, MMLIS serves as principal underwriter of the Contracts sold by its registered representatives, and MSD serves as principal underwriter of the Contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

MMLIS and MSD are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA). MMLIS and MSD also receive compensation for their actions as principal underwriters of the Contracts.

Commissions and Allowances Paid

Commissions for sales of the Contract by MMLIS registered representatives are paid on behalf of MMLIS by MassMutual to MMLIS registered representatives. Commissions for sales of the Contract by registered representatives of other broker-dealers are paid on behalf of MSD by MassMutual to those broker-dealers. The maximum commission payable for the Contract is 8.63% of Purchase Payments made to a Contract and/or up to 2.4% of Contract Value annually.

Additional Compensation Paid to MMLIS

Most MMLIS registered representatives are also MassMutual insurance agents, and as such, are eligible for certain cash and non-cash benefits from MassMutual. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of the Contract may help these registered representatives and their supervisors qualify for such benefits. MMLIS registered representatives who are also general agents or sales managers of MassMutual also may receive overrides, allowances and other compensation that is based on sales of the Contract by their registered representatives.

Additional Compensation Paid to Certain Broker-Dealers

We and MSD make additional commission payments to certain broker-dealers in the form of asset-based payments and sales-based payments. We also make cash payments and non-cash payments to certain broker-dealers. The asset-based and sales-based payments are made to participate in those broker-dealers’ preferred provider programs or marketing support programs, or to otherwise promote the Contract. Asset-based payments are based on the value of the assets in the MassMutual contracts sold by that broker-dealer. Sales-based payments are paid on each sale of the Contract and each subsequent Purchase Payment applied to the Contract. Cash payments are made to attend sales conferences and educational seminars sponsored by certain broker-dealers. Non-cash payments include various promotional items. For a list of the broker-dealers to whom we currently pay additional compensation for selling the Contract, visit www.MassMutual.com/legal/compensation-arrangements or call our Service Center.

The additional compensation arrangements described in the preceding paragraphs are not offered to all broker-dealers and the terms of such arrangements may differ among broker-dealers. Some broker-dealers may receive two or more of these payments. Such payments may give us greater access to the registered representatives of the broker-dealers that receive such compensation or may influence the way that a broker-dealer markets the Contract. Any such compensation will be paid by MSD or us and will not result in any additional direct charge to you.

Compensation in General

The compensation arrangements described above may provide a registered representative with an incentive to sell the Contract over other available contracts whose issuers do not provide such compensation. You may want to take these compensation arrangements into account when evaluating any recommendation regarding the Contract.

We intend to recoup a portion of the cash and non-cash compensation payments that we make through the assessment of certain charges described in this prospectus. We may also use some of the 12b-1 distribution fee payments and other payments that we receive from certain Funds to help us make these cash and non-cash payments.

You may want to contact MMLIS or your registered representative to find out more about the compensation they receive in connection with your purchase of a Contract.

Commissions or overrides may also be paid to broker-dealers providing wholesaling services (such as providing sales support and training for sales representatives who sell the Contracts).

Other Information

Collateral Assignment

In certain states, you cannot assign the Contract without our approval. We will refuse or accept any request to assign the Contract on a non-discriminatory basis. Please refer to your Contract.

We must receive a Written Request from you, in Good Order, for any assignment we allow to be binding on us. We will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. We are not responsible for the validity of an assignment. You may be subject to tax consequences if you assign your Contract.

In most states, you cannot assign the Contract if an Income Guarantee Feature is in effect. See “Appendix G – State Variations of Certain Contract Features.”

If the Contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the Contract. If you assign your Contract, your rights may only be exercised with the consent of the assignee of record.

Registered Representative Transaction Authority

You may authorize us to accept instructions from the registered representative assigned to your Contract in order to make transfers among investment options and changes to allocations for future Purchase Payments. To authorize the registered representative assigned to your Contract to make premium allocations and transfers, you must send a completed Producer Transaction Authorization Form to our Service Center. We may revoke transaction authorization privileges for certain Owners. Transaction authorization may be elected, changed or canceled at any time. We will confirm all transactions in writing.

We are not liable for any loss, cost or expense for action on instructions which are believed to be genuine in accordance with the procedures. As these parties act on your behalf, you are responsible for and bear the consequences of their instructions and other actions, including any limits on transfers.

Unclaimed Property

Every state has some form of unclaimed property law that imposes varying legal and practical obligations on insurers and, indirectly, on Owners, Beneficiaries, and any other payees of proceeds from a Contract.

Unclaimed property laws generally provide for the transfer of benefits or payments under various circumstances to the abandoned property division or unclaimed property office in the state of last residence. This process is known as escheatment. To help avoid escheatment, keep your own information, as well as Beneficiary and any other payee information up-to-date, including: full names, postal and electronic media addresses, telephone numbers, dates of birth, and social security numbers. To update this information, contact our Service Center. IRS guidance requires us to withhold federal income tax from escheated payments from certain qualified contracts, and to report such payments to the IRS on Form 1099-R.

Anti-Money Laundering

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a Purchase Payment or block an Owner’s ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

Payments We Make

We may be required to suspend or postpone payments for withdrawals or transfers from the Sub-Accounts for any period when:

•	the NYSE is closed (other than customary weekend and holiday closings);

•	trading on the NYSE is restricted;

•	an emergency exists as a result of which disposal of shares of the Funds is not reasonably practicable or we cannot reasonably value the shares of the Funds; or

•	during any other period when the SEC, by order, so permits for your protection.

In addition, if, pursuant to the SEC’s rules, a money market fund suspends payment of redemption proceeds in connection with a liquidation of that Fund, we will delay payment of any transfer, withdrawal or death benefit from the applicable money market Sub-Account until the Fund is liquidated.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a Purchase Payment or block an Owner’s ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

Changes to the Contract

We reserve the right to amend the Contract to meet the requirements of applicable federal or state laws or regulations, or as otherwise provided in the Contract. We will notify you by Written Notice of such amendments.

Special Arrangements

For certain group or sponsored arrangements there may be expense savings that can be passed on to the customer because our cost for sales, administration, and mortality generally vary with the size of the customer. We will consider factors such as the size of the group, the nature of the sale, the expected Purchase Payment volume, and other factors we consider significant in determining whether to reduce charges. Subject to applicable state laws and regulations, we reserve the right to reduce or waive the mortality and expense risk charge, the administrative charge, the annual contract maintenance charge or any other charge that is appropriate to reflect any expense savings. We will make any reductions according to our rules in effect when an application for a Contract is approved. We may change these rules from time to time. Any reduction in charges will reflect differences in costs or services, and will not be unfairly discriminatory.

We reserve the right to modify or terminate such arrangements.

Termination of the Contract

We will terminate your Contract upon the occurrence of any of the following events:

•	the date of the last Annuity Payment; or

•	the date payment is made of the entire Contract Withdrawal Value, unless an Income Guarantee Feature is in effect and the Benefit Base is greater than zero after the withdrawal; or

•	the date of the last death benefit payment; or

•	the date your Contract is returned under the right to examine Contract provision.

In addition, in most states we reserve the right to terminate your Contract if the following conditions are met:

(1)	if you elected an Income Guarantee Feature and the Benefit Base is zero;

(2)	no Purchase Payment has been made for at least two consecutive years measured from the date we received the last Purchase Payment; and

(3)	each of the following amounts is less than $2,000 on the date we send Written Notice of our election to terminate your Contract provided that no Annuity Option is in effect at that time:

○	your Contract Value less any Premium Tax deducted; and

○	the sum of all Purchase Payments made into your Contract adjusted for any partial withdrawals.

If we exercise the right to terminate the Contract, we will send you a Written Notice of termination at your last known address shown on our records. This Written Notice will state that the Contract will terminate thirty calendar days after we have mailed the notice unless we receive a Purchase Payment that brings the Contract Value (less any Premium Tax) to at least $2,000 before that time. If the Contract is terminated pursuant to the reserved right to terminate the Contract, we will pay the Contract Value to you.

Reservation of Rights

If we reserve the right to limit a contractual right, we will do so by providing prior Written Notice and on a non-discriminatory basis in order to respond to changes in any of the following:

•	market or economic conditions;

•	regulatory requirements;

•	current and future anticipated expenses;

•	unfavorable mortality experience;

•	our financial condition.

Computer System, Cybersecurity, and Service Disruption Risks

The Company and its business partners rely on computer systems to conduct business, including customer service, marketing and sales activities, customer relationship management and producing financial statements. While the Company and its business partners have policies, procedures, automation and backup plans designed to prevent or limit the effect of failures, our respective computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, pandemics, or other events beyond our control. The failure of our or our business partners’ computer systems for any reason could disrupt operations, result in the loss of customer business and adversely impact profitability.

The Company and its business partners retain confidential information on our respective computer systems, including customer information and proprietary business information. Any compromise of the security of our or our business partners’ computer systems that results in the disclosure of personally identifiable customer information could damage our reputation, expose us to litigation, increase regulatory scrutiny and require us to incur significant technical, legal, and other expenses.  The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments).

Geopolitical and other events, including natural disasters, war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events, and widespread disease, including pandemics (such as COVID-19) and epidemics, have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Company. These events may adversely affect computer and other systems on which the Company relies, interfere with the processing of Contract-related transactions (including the processing of orders from Owners and orders with the Funds) and the Company’s ability to administer the Contract in a timely manner, or have other possible negative effects. These events may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying the Contract to lose value. There can be no assurance that we, the Funds or our service providers will avoid losses affecting the Contract due to these geopolitical and other events. If we are unable to receive U.S. mail or fax transmissions due to a closure of U.S. mail delivery by the government or due to the need to protect the health of our employees, you may still be able to submit transaction requests to the Company electronically or over the telephone. Our inability to receive U.S. mail or fax transmissions may cause delays in the pricing and processing of transaction requests submitted to us by U.S. mail or by fax during that time period.

Legal Proceedings

The Company is subject to legal and regulatory actions, including class action lawsuits, in the ordinary course of its business. Our pending legal and regulatory actions include proceedings specific to us, as well as proceedings generally applicable to business practices in the industry in which we operate. From time to time, we also are subject to governmental and administrative proceedings and regulatory inquiries, examinations, and investigations in the ordinary course of our business. In addition, we, along with other industry participants, may occasionally be subject to investigations, examinations, and inquiries (in some cases industry-wide) concerning issues upon which regulators have decided to focus. Some of these proceedings involve requests for substantial and/or unspecified amounts, including compensatory or punitive damages.

While it is not possible to predict with certainty the ultimate outcome of any pending litigation proceedings or regulatory action, management believes, based on information currently known to it, that the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect upon the Separate Account, the ability of the principal underwriter(s) to perform in accordance with its contracts with the Company on behalf of the Separate Account, or the ability of the Company to meet its obligations under the Contract.

For more information regarding the Company’s litigation and other legal proceedings, please see the notes to the Company’s financial statements contained within the  SAI.

Our Financial Statements

The financial statements for the Separate Account and the Company are included in the SAI. Our financial statements should be distinguished from the financial statements of the Separate Account, and you should consider our financial statements as bearing only upon our ability to meet our obligations under the Contracts. Contact us at our Service Center for a free copy of these financial statements and the SAI.

Appendix A

Investment Options Available Under the Contract

Funds Available Under the Contract

The following is a list of Funds currently available under the Contract. The list of Funds is subject to change, as discussed in the prospectus for the Contract. While an Income Guarantee Feature is in effect, the investment options available to you are restricted. Please see the current Rate Sheet Prospectus Supplement (for prospective Contract Owners) or Appendix H (for existing Contract Owners)to see the investment options available to you while an Income Guarantee Feature is in effect. Before you invest, you should review the prospectuses for the Funds. These prospectuses contain more information about the Funds and their risks and may be amended from time to time. You can find the prospectuses and other information about the Funds online at www.MassMutual.com/Envision. You can also request this information at no cost by calling (800) 272-2216 or sending an email request to ANNfax@MassMutual.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Asset Allocation	MML Aggressive Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.25%	12.54%	7.95%	7.73%
Asset Allocation	MML American Funds Core Allocation Fund (Service Class I)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.01%	11.87%	6.78%	6.81%
Asset Allocation	MML Balanced Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.11%	7.37%	4.46%	4.91%
Asset Allocation	MML Conservative Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.10%	6.41%	3.67%	4.27%
Asset Allocation	MML Growth Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.17%	10.50%	6.76%	6.72%
Asset Allocation	MML Moderate Allocation Fund (Service Class)(2) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.13%	8.58%	5.19%	5.55%
Asset Allocation	MML VIP BlackRock iShares® 60/40 Allocation Fund (Service Class I)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.75% (*)	10.61%	—	—
Asset Allocation	MML VIP BlackRock iShares® 80/20 Allocation Fund (Service Class I)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.75% (*)	14.19%	—	—

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Money Market	MML U.S. Government Money Market Fund (Initial Class)(3) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.51%	4.80%	2.16%	1.43%
Fixed Income

Fidelity® VIP Strategic Income Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK), FIL Investments (Japan) Limited

		0.89%	6.08%	2.81%	3.60%
Fixed Income	Invesco V.I. Global Strategic Income Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.18% (*)	2.79%	–0.43%	1.28%
Fixed Income	MML Inflation-Protected and Income Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.89% (*)	2.59%	1.85%	2.16%
Fixed Income	MML Managed Bond Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.70%	3.62%	0.20%	1.54%
Fixed Income	MML Short-Duration Bond Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.85%	6.11%	1.43%	1.81%
Fixed Income	MML VIP Fidelity Institutional AM® Core Plus Bond Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: FIAM LLC	0.88%	0.26%	–0.81%	0.88%
Fixed Income	PIMCO Income Portfolio (Advisor Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	1.16%	5.31%	2.62%	—
Balanced	MML Blend Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.75%	14.36%	7.59%	7.63%
Large Cap Value	American Funds Insurance Series® Washington Mutual Investors Fund (Class 4) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.75% (*)	18.85%	11.92%	9.99%
Large Cap Value	MML Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Brandywine Global Investment Management, LLC	0.68%	19.09%	10.53%	8.80%
Large Cap Value	MML Equity Income Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.04%	11.41%	8.20%	7.99%
Large Cap Value	MML Income & Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC	0.98%	14.55%	9.94%	9.06%
Large Cap Blend	Columbia Variable Portfolio – Contrarian Core Fund (Class 2) Adviser: Columbia Management Investment Advisers, LLC Sub-Adviser: N/A	0.95% (*)	23.10%	14.78%	12.52%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Large Cap Blend

Fidelity® VIP Contrafund® Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited

		0.81%	33.45%	16.74%	13.33%
Large Cap Blend	MML Focused Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.13%	9.78%	9.42%	10.33%
Large Cap Blend	MML Fundamental Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.06%	23.36%	12.91%	13.15%
Large Cap Blend	MML Sustainable Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.82%	19.60%	12.24%	11.53%
Large Cap Growth	Nomura VIP Growth Series (Service Class) Adviser: Delaware Management Company Sub-Adviser: N/A	1.00%	23.90%	16.13%	15.27%
Large Cap Growth	MML American Funds Growth Fund (Service Class I)(4)(5) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.02%	31.11%	18.33%	16.10%
Large Cap Growth	MML Blue Chip Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.02%	35.38%	13.63%	14.22%
Large Cap Growth	MML VIP Loomis Sayles Large Cap Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Loomis, Sayles & Company, L.P.	0.95%	33.77%	17.85%	15.00%
Small/Mid-Cap Value	MML Small/Mid Cap Value Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: AllianceBernstein L.P.	1.08%	9.89%	8.86%	7.55%
Small/Mid-Cap Value	MML VIP American Century Mid Cap Value Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	1.14%	8.29%	7.05%	7.79%
Small/Mid-Cap Value	MML VIP American Century Small Company Value Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	1.24% (*)	6.97%	7.50%	8.05%
Small/Mid-Cap Blend	MML VIP Invesco Small Cap Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.96%	12.66%	10.37%	8.89%
Small/Mid-Cap Growth	Janus Henderson Enterprise Portfolio (Service) Adviser: Janus Henderson Investors US LLC Sub-Adviser: N/A	0.97%	15.32%	9.61%	12.12%
Small/Mid-Cap Growth	MML Invesco Discovery Mid Cap Fund (Service Class I)(**) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.08%	—	—	—

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Small/Mid-Cap Growth	MML Mid Cap Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.08%	10.82%	7.46%	9.92%
Small/Mid-Cap Growth	MML Small Cap Growth Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.33% (*)	10.01%	7.31%	8.97%
International/Global	American Funds Insurance Series® Global Small Capitalization Fund (Class 4) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	1.15% (*)	2.12%	2.74%	5.54%
International/Global	American Funds Insurance Series® New World Fund® (Class 4) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	1.07% (*)	6.33%	4.29%	5.96%
International/Global

Fidelity® VIP Overseas Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited, and FIL Investments (Japan) Limited

		0.98%	4.81%	5.50%	6.06%
International/Global	Invesco V.I. International Growth Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.25% (*)	–1.81%	2.83%	4.15%
International/Global	Janus Henderson Overseas Portfolio (Service) Adviser: Janus Henderson Investors US LLC Sub-Adviser: N/A	1.13%	31.76%	17.80%	19.06%
International/Global	MML Foreign Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Thompson, Siegel and Walmsley LLC	1.21%	3.12%	3.95%	3.04%
International/Global	MML Global Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.06% (*)	5.46%	5.62%	7.29%
International/Global	MML VIP MFS International Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Advisers: Massachusetts Financial Services Company	1.21% (*)	0.66%	3.38%	4.05%
Specialty (6)

Fidelity® VIP Health Care Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited

		0.84%	4.86%	5.19%	7.69%
Specialty (6)

Fidelity® VIP Real Estate Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited

		0.86%	6.25%	1.94%	3.67%
Specialty (6)	Janus Henderson Global Technology and Innovation Portfolio (Service) Adviser: Janus Henderson Investors US LLC Sub-Adviser: N/A	0.97%	31.76%	17.80%	19.06%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Specialty (6)

Nomura VIP Asset Strategy Series (Service Class)
Adviser: Delaware Management Company
Sub-Advisers: Nomura Investment Management Austria Kapitalanlage AG and Macquarie Investment Management Global Limited

		0.85% (*)	12.44%	6.56%	5.27%
Specialty (6)	MML Managed Volatility Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Gateway Investment Advisers, LLC	1.43%	14.56%	6.03%	5.09%
Fidelity, Contrafund and Fidelity Institutional AM are registered service marks of FMR LLC. Used with permission.
(*)	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
(**)	The expenses are based on estimated amounts for the current fiscal year of the Fund. The Fund has not been in operation for a full calendar year, and therefore has no performance history. Performance history will be available for the Fund after it has been in operation for one calendar year.
(1)	These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in its underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.
(2)	These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in its underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.
(3)	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Separate Account charges, the yield in the division that invests in this Fund could be negative.
(4)	The Fund is a “feeder” fund, meaning that it does not buy investment securities directly, but instead invests in shares of a corresponding “master” fund, which in turn purchases investment securities. A fund offered in a master feeder structure may have higher expenses than those of a fund which invests directly in securities because the “feeder” fund bears its own expenses in addition to those of the “master” fund. You should read the Fund prospectuses for more information about this “feeder” fund.
(5)	The MML American Funds Growth Fund invests all of its assets in the Class 1 shares of the American Funds Insurance Series® – Growth Fund. However, this Fund is not available directly as an investment choice under your MassMutual variable product. You should read the prospectus along with the prospectus for the MML American Funds Growth Fund.
(6)	Specialty funds are an all-encompassing category that consists of funds that forgo broad diversification to concentrate on a certain segment of the economy or a specific targeted strategy. For example, sector funds are targeted strategy funds aimed at specific sectors of the economy, such as financial, technology, healthcare, and so on. Sector funds can, therefore, be more volatile than a more diversified equity fund since the stocks in a given sector tend to be highly correlated with each other.

Fixed Account Investment Options Available Under the Contract

The following is a list of fixed options currently available under the Contract. We may change the features of the fixed options listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so. While an Income Guarantee Feature is in effect, the investment options available to you are restricted. You may not participate in the DCA Fixed Account if an Income Guarantee Feature is in effect. See “General Information about Massachusetts Mutual Life Insurance Company, the Separate Account and the Investment Options – Fixed Account for Dollar Cost Averaging (DCA Fixed Account)” for more information.

Name	Minimum Guaranteed Interest Rate
6 Month DCA Fixed Account	1%
12 Month DCA Fixed Account	1%

Appendix B

Contingent Deferred Sales Charge (CDSC) Example

The values shown are based on the following assumptions:

•	The following Purchase Payments are made:

Purchase Payment	Contract Year	Date	Amount
1 (on Issue Date)	1	January 15	$100,000
2	1	May 15	10,000
3	2	January 15	200,000

•	On February 15 of Contract Year 4, the Contract Value is $350,000 and a partial withdrawal of $150,000 is made.

To calculate the CDSC, we first determine the withdrawal amount not subject to a CDSC:

(1)	First, the earnings of $40,000 ($350,000 – $310,000) are not subject to a CDSC.

(2)	Next, we would take the withdrawal amount from any Purchase Payments no longer subject to a CDSC. Because all of the Purchase Payments were made within the last seven years, and are therefore still subject to a CDSC, we can ignore this step.

(3)	Finally, we look at the Free Withdrawal Amount, which is 10% of the Purchase Payments still subject to a CDSC. The Free Withdrawal Amount is $31,000 (10% x $310,000) and is not subject to a CDSC.

Based on the withdrawal amount not subject to a CDSC, we can determine that $79,000 ($150,000 – $40,000 – $31,000) is the withdrawal amount that is subject to a  CDSC.

Next, we calculate the amount of the CDSC:

(1)	First, we look at the amount of CDSC from Purchase Payment #1. After reducing Purchase Payment #1 by the Free Withdrawal Amount, the amount remaining subject to a CDSC is $69,000 ($100,000 – $31,000). Since Purchase Payment #1 is three years from the date that Purchase Payment was applied, the CDSC charge is 6% or $4,140 ($69,000 x 6%).

(2)	The remaining withdrawal amount still subject to a CDSC is $10,000 ($79,000 – $69,000).

(3)	Next, we look at the amount of CDSC from Purchase Payment #2. The Purchase Payment #2 amount is $10,000 and since Purchase Payment #2 is two years from the date that Purchase Payment was applied, the CDSC charge is 7% or $700 ($10,000 x 7%).

(4)	There is no available remaining withdrawal amount still subject to a CDSC ($10,000 – $10,000).

(5)	The total CDSC is $4,840, which is the sum of the charges on each Purchase Payment ($4,140 + $700).

The total CDSC for this withdrawal is $4,840, which is deducted from the withdrawal amount of $150,000. The net amount of $145,160 ($150,000 – $4,840) is paid to the Owner, unless otherwise instructed.

Appendix C

Free Withdrawal Amount Examples

Example 1 ~ Free Withdrawal Amount in Contract Year 1

The values shown are based on the following assumptions:

•	Your Issue Date is January 15. This is the date when we credit your initial Purchase Payment to your Contract.

•	The following Purchase Payments are made:

Purchase Payment	Contract Year	Date	Amount
1 (on Issue Date)	1	January 15	$100,000
2	1	May 15	10,000

To calculate the Free Withdrawal Amount for Contract Year 1, we do the following:

•	We multiply the initial Purchase Payment applied on the Issue Date by 10% ($100,000 x 10% = $10,000).

•	We then multiply the subsequent Purchase Payment received on May 15 by 10% ($10,000 x 10% = $1,000).

•	The total Free Withdrawal Amount in Contract Year 1 is $11,000 ($10,000 + $1,000).

Example 2 ~ Free Withdrawal Amount in Fifth Contract Year with a Withdrawal in Contract Year 4

The values shown are based on the following assumptions:

•	Your Issue Date is January 15. This is the date when we credit your initial Purchase Payment to your Contract.

•	The following Purchase Payments are made:

Purchase Payment	Contract Year	Date	Amount
1 (on Issue Date)	1	January 15	$100,000
2	1	May 15	10,000
3	2	January 15	200,000
4	4	March 15	15,000

•	On February 15 of Contract Year 4, the Contract Value is $350,000 and a partial withdrawal of $145,000 is made.

To determine the total Purchase Payments still subject to a CDSC as of the previous Contract Anniversary (the fourth Contract Anniversary), we do the following:

Before calculating amounts for Contract Year 5, we first need to calculate the impact of the February 15 withdrawal in Contract Year 4 on the remaining Purchase Payments in the Contract:

•	We calculate the total remaining Purchase Payments in the Contract as of February 15 is $310,000 ($100,000 + $10,000 + $200,000). The March 15 Purchase Payment is not included because it happened after the February 15 withdrawal.

•	Next, the earnings of $40,000 ($350,000 – $310,000) are withdrawn.

•	The remaining withdrawal ($145,000 – $40,000 = $105,000) is applied to Purchase Payment #1 of $100,000, reducing Purchase Payment #1 to $0.

•	Then the remaining withdrawal after Purchase Payment #1 ($105,000 – $100,000 = $5,000) is applied to reduce the amount of Purchase Payment #2 that is subject to a CDSC ($10,000 – $5,000 = $5,000).

•	Now, none of the $145,000 withdrawal is left to apply to a previous Purchase Payment ($5,000 – $5,000).

After the withdrawal, we also have a Purchase Payment in Contract Year 4 on March 15, so we have remaining Purchase Payments as follows at the beginning of Contract Year 5:

Purchase Payment	Contract Year	Date	Amount Remaining
1 (on Issue Date)	1	January 15	$ 0
2	1	May 15	5,000
3	2	January 15	200,000
4	4	March 15	15,000

Having determined the impact of the withdrawal to the remaining Purchase Payments, we can now determine the Free Withdrawal Amount available at the beginning of Contract Year 5. The Free Withdrawal Amount is based on the remaining Purchase Payments subject to a CDSC at the beginning of Contract Year 5 (4th Contract Anniversary):

•	All the remaining Purchase Payments are subject to a CDSC.

•	We calculate the remaining Purchase Payments subject to a CDSC ($5,000 + $200,000 + $15,000 = $220,000).

•	The Free Withdrawal Amount is then calculated as 10% of the remaining Purchase Payments (10% x $220,000 = $22,000).

So if there are any withdrawals taken in Contract Year 5, a starting Free Withdrawal Amount of $22,000 is available.

Appendix D – Death Benefit Examples

Return of Purchase Payment Death Benefit Examples

Example 1 ~ Impact of Purchase Payments and Determination of Benefit

The values shown are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	A subsequent Purchase Payment of $10,000 is made at beginning of Contract Year 2

•	Owner dies in Contract Year 5

Beginning of Contract Year	Purchase Payment	Withdrawal	Contract Value	Total Purchase Payments Adjusted for Withdrawals
1	$100,000	—	$100,000	$100,000
2	10,000	—	115,000	110,000
5 (receive due proof of Owner’s death and election of the payment method)	—	—	101,000	110,000

•	On the Issue Date, a $100,000 Purchase Payment is made. This is the initial total Purchase Payments adjusted for withdrawals.

•	At the beginning of Contract Year 2, a $10,000 subsequent Purchase Payment is made, bringing the total Purchase Payments adjusted for withdrawals to $110,000.

•	Owner dies in Contract Year 5. When we receive due proof of death and election of the payment method for the death benefit, the Contract Value is $101,000. The total Purchase Payments adjusted for withdrawals is $110,000. The Return of Purchase Payment Death Benefit is the greater of the Contract Value and the total Purchase Payments adjusted for withdrawals. Therefore, the death benefit is $110,000.

Example 2 ~ Impact of Withdrawal and Determination of Benefit

The values shown are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	A subsequent Purchase Payment of $10,000 is made at beginning of Contract Year 2

•	A withdrawal of $20,000 is made at beginning of Contract Year 3

•	Owner dies in Contract Year 5

Beginning of Contract Year	Purchase Payment	Withdrawal	Contract Value	Total Purchase Payments Adjusted for Withdrawals
1	$100,000	—	$100,000	$100,000
2	10,000	—	115,000	110,000
3 (immediately prior to withdrawal)	—	—	120,750	110,000
3 (immediately after withdrawal)	—	$20,000	100,750	91,781
4	—	—	95,713	91,781
5 (receive due proof of Owner’s death)	—	—	90,927	91,781

•	On the Issue Date, a $100,000 Purchase Payment is made. This is the initial total Purchase Payments adjusted for withdrawals.

•	At the beginning of Contract Year 2, a $10,000 subsequent deposit is made, bringing the total Purchase Payments adjusted for withdrawals to $110,000.

•	At the beginning of Contract Year 3, a $20,000 withdrawal (including any CDSC) is made.

•	Immediately prior to when the withdrawal is made, the Contract Value is $120,750, and the total Purchase Payments adjusted for withdrawals is $110,000.

•	Immediately after the withdrawal is made, the Contract Value is reduced by 16.56% ($20,000 / $120,750) to become $100,750 ($120,750 – $20,000), and the total Purchase Payments adjusted for withdrawals is reduced by the same proportion of 16.56% that the Contract Value is reduced:

Total Purchase Payments adjusted for withdrawals (immediately after the withdrawal) = total Purchase Payments adjusted for withdrawals (immediately prior to the withdrawal) – (withdrawal amount / Contract Value immediately prior to the withdrawal) x total Purchase Payments adjusted for withdrawals (immediately prior to the withdrawal)
= $110,000 – ($20,000 / $120,750)  x $110,000
= $110,000 – $18,219
= $91,781

•	Owner dies in Contract Year 5. When we receive due proof of death, the Contract Value is $90,927. The total Purchase Payments adjusted for withdrawals is $91,781. The Return of Purchase Payment Death Benefit is the greater of the Contract Value and the total Purchase Payments adjusted for withdrawals. Therefore, the death benefit is $91,781.

Highest Quarterly Value Death Benefit Examples

Example 1 ~ Impact of Purchase Payments and Withdrawals and Determination of Benefit

The values shown are based on the following assumptions:

•	Initial Purchase Payment on 1/15/2021 = $100,000

•	A subsequent Purchase Payment of $10,000 is made on 3/6/2021.

•	A withdrawal of $20,000 is made on 5/21/2021.

•	Owner dies in Contract Year 2 within the First Contract Quarter.

Date	Event	Total Purchase Payments Adjusted for Withdrawals	Withdrawal	Contract Value	ALIF	HQV
1/15/2021	Beginning of Contract Year 1	$100,000	—	$100,000	$100,000	$100,000
3/6/2021	Subsequent Purchase Payment	110,000	—	110,000	110,000	110,000
4/14/2021	End of First Contract Quarter	110,000	—	117,000	110,000	110,000
5/21/2021	Immediately Prior to Withdrawal	110,000	—	120,000	110,000	110,000
5/21/2021	Immediately After Withdrawal	91,667	$20,000	100,000	91,667	91,667
7/14/2021	End of Second Contract Quarter	91,667	—	115,000	91,667	91,667
10/14/2021	End of Third Contract Quarter	91,667	—	120,000	91,667	91,667
1/14/2022	End of Fourth Contract Quarter (last Calendar Day of Contract Year 1)	91,667	—	111,000	91,667	91,667
1/15/2022	Beginning of Contract Year 2 (first Calendar Day of Contract Year 2)	91,667	—	111,100	120,000	120,000
2/15/2022	Receive due proof of Owner’s death and election of the payment method	91,667	—	105,000	120,000	120,000

•	On the Issue Date, a $100,000 Purchase Payment is made. This is the initial total Purchase Payments Adjusted for Withdrawals. The initial Annual Lock-In Feature (ALIF) is equal to the initial purchase payment. The Highest Quarterly Value (HQV) is the greater of the ALIF ($100,000) or the Total Purchase Payments Adjusted for Withdrawals (also $100,000).

•	On 3/6/2021, a $10,000 subsequent Purchase Payment is made, bringing the total Purchase Payments Adjusted for Withdrawals to $110,000 ($100,000 + $10,000).

○	The subsequent Purchase Payment is added to the most recently calculated ALIF. The new ALIF is $110,000 ($100,000 + $10,000).

○	The HQV is the greater of the Total Purchase Payments Adjusted for Withdrawals or the current ALIF. The new HQV is $110,000 (greatest of $110,000 or $110,000).

•	On 5/21/2021, a $20,000 withdrawal is taken. The withdrawal will reduce the Total Purchase Payments Adjusted for Withdrawals, the ALIF, and the HQV in the same proportion as the reduction in Contract Value.

○	The Contract Value is reduced by the withdrawal amount ($20,000) divided by the Contract Value immediately prior to the withdrawal ($120,000), which is 16.67%.

○	The Total Purchase Payments Adjusted for Withdrawals, ALIF, and HQV (which are each $110,000) are reduced by the same proportion (16.67%). The new Total Purchase Payments Adjusted for Withdrawals, ALIF, and HQV are all $91,667 ($110,000 - $110,000 * 16.67%).

•	At the beginning of Contract Year 2 the ALIF and HQV are recalculated.

○	The ALIF is the greatest of the most recently calculated ALIF or the highest Contract Quarter Value within the prior Contract Year, adjusted for withdrawals.

■	The most recently calculated ALIF is $91,667.

■	The end of the First Contract Quarter occurred prior to the withdrawal and so the First Contract Quarter Value ($117,000) is reduced by the same proportion as the reduction in Contract Value due to the withdrawal. Therefore, the First Contract Quarter Value is $97,500 ($117,000 - $117,000 * 16.67%).

■	The end of the Second Contract Quarter, Third Contract Quarter, and Fourth Contract Quarter occurred after the withdrawal and so are not reduced due to the withdrawal.

■	The highest Contract Quarter Value within the prior Contract Year is $120,000, which is the greatest of $97,500 (First Contract Quarter Value), $115,000 (Second Contract Quarter Value), $120,000 (Third Contract Quarter Value), or $111,000 (Fourth Contract Quarter Value).

■	The recalculated ALIF is $120,000, which is the greater of $91,667 or $120,000.

○	The HQV is the greater of the Total Purchase Payments Adjusted for Withdrawals ($91,667) or the ALIF ($120,000). Therefore, the HQV is $120,000.

•	Owner dies in Contract Year 2 within the First Contract Quarter. When we receive due proof of death and election of the payment method for the Death Benefit, the Contract Value is $105,000. The Total Purchase Payments Adjusted for Withdrawals is $91,667.

○	The Death Benefit is the greater of the current Contract Value ($105,000) or the HQV ($120,000). Therefore, the Death Benefit is $120,000.

Appendix E

Commuted Value Withdrawal Example

The values shown are based on the following assumptions:

•	Contract Annuitized for a life with fifteen year period certain at the beginning of Contract Year 20.

•	The Annuity Payments are $1,000 quarterly.

•	Owner requests a $10,000 commuted value withdrawal at the beginning of Contract Year 25.

•	The commuted value of the remaining guaranteed Annuity Payments is $40,000 at the beginning of Contract Year 25.

Beginning of Contract Year	Quarterly Annuity Payout	Withdrawal	Commuted Value
25 (before commuted value withdrawal)	$1,000	—	$40,000
25 (after commuted value withdrawal)	750	$10,000	30,000
35	1,000	—	—

•	At the beginning of Contract Year 25, $10,000 is 25% of the total commuted value ($10,000 / $40,000).

•	The annuity payout is reduced by $250 ($1,000 x 25%) to $750 ($1,000 – $250) until the end of the period certain.

•	The remaining commuted value is $30,000 ($40,000 – $10,000).

•	At the beginning of Contract Year 35, the period certain ends. The Owner is still due payments as provided by the life guarantee. The life payments are for $1,000 as they were not reduced by the commuted value withdrawal.

•	The commuted value of the remaining life only annuity payouts is $0 because there are no remaining guaranteed Annuity Payments.

Appendix F

RetirePay Examples

Example 1A ~ Highest Anniversary Step-Up

The values shown are based on the following assumptions:

•	Initial Purchase Payment of $100,000 is made on 9/1/2021 (RetirePay Issue Date).

Date	Event	Contract Value	Benefit Base
9/1/2021	Beginning of Contract Year 1	$100,000	$100,000
8/31/2022	Last Calendar Day of Contract Year 1	110,000	100,000
9/1/2022	First Calendar Day of Contract Year 2	110,100	110,000

•	At the beginning of Contract Year 1, the Benefit Base is set to the Initial Purchase Payment of $100,000.

•	On the First Calendar Day of Contract Year 2, the Contract Value on the Last Calendar Day of Contract Year 1 is compared to the most recently calculated Benefit Base. The Contract Value ($110,000) is greater than the Benefit Base ($100,000) so the new Benefit Base is set to the Contract Value ($110,000).

Example 1B ~ Highest Quarterly Value Step-Up with Impact of Withdrawals

The values shown are based on the following assumptions:

Date	Event	Contract Value	Remaining Annual Lifetime Benefit Amount	Benefit Base
4/6/2022	Beginning of Contract Year	$117,000	$6,000	$115,000
5/15/2022	Withdrawal of $2,000		4,000	115,000
7/5/2022	End of First Quarter	125,000	4,000	115,000
7/15/2022	Withdrawal of $1,000		3,000	115,000
10/5/2022	End of Second Quarter	128,000	3,000	115,000
11/15/2022	Withdrawal of $3,000		0	115,000
1/5/2023	End of Third Quarter	127,000	0	115,000
2/15/2023	Immediately Prior to Withdrawal of $1,500	126,500	0	115,000
2/15/2023	Immediately After Withdrawal of $1,500	125,000	0	113,632
4/5/2023	End of Fourth Quarter	125,000	0	113,632

•	On 2/15/2023, a withdrawal of $1,500 is taken and is an Excess Withdrawal because there is no remaining Annual Lifetime Benefit. This represents a 1.19% reduction in the Contract Value ($1,500 / $126,000). Excess Withdrawals reduce the Benefit Base proportionally.

•	On 2/15/2023, after the Excess Withdrawal, the Benefit Base is reduced by 1.19% to $113,632.

For the purpose of determining the highest quarterly value step-up:

Date	Event	Contract Value	Adjustment to Quarterly Value	Adjusted Q1 Value	Adjusted Q2 Value	Adjusted Q3 Value	Q4 Value
4/6/2022	Beginning of Contract Year	$117,000
5/15/2022	Withdrawal
7/5/2022	End of First Quarter	125,000		125,000
7/15/2022	Withdrawal		$1,000	124,000
10/5/2022	End of Second Quarter	128,000		124,000	128,000
11/15/2022	Withdrawal		3,000	121,000	125,000
1/5/2023	End of Third Quarter	127,000		121,000	125,000	127,000
2/15/2023	Before Withdrawal	126,500		121,000	125,000	127,000
2/15/2023	After Withdrawal	125,000	1.19% Reduction	119,560	123,512	125,489
4/5/2023	End of Fourth Quarter	125,000		119,560	123,512	125,489	125,000

•	The withdrawal of $2,000 which occurred on 5/15/2022 did not have an impact on the determination of the highest quarterly value step-up as it occurred prior to the end of the first Contract Year quarter.

○	The withdrawal of $1,000 on 7/15/2022 reduced the First Contract Quarter Value ($125,000) by $1,000 because the withdrawal occurred after the end of the First Contract Quarter. It did not have an impact on the Second Contract Quarter Value, Third Contract Quarter Value, or Fourth Contract Quarter Value because it occurred prior to the end of those Contract Quarters.

○	The withdrawal of $3,000 on 11/15/2022 additionally reduced the First Contract Quarter Value ($124,000) by $3,000 and reduced the Second Contract Quarter Value ($124,000) by $3,000 because the withdrawal occurred after the end of those Contract Quarters. It did not have an impact on the Third Contract Quarter Value or Fourth Contract Quarter Value because it occurred prior to the end of those Contract Quarters.

•	The withdrawal on 2/15/2023 represented a 1.19% reduction in the Contract Value.

○	The reduction for the Excess Withdrawal for the first Contract Year quarter is equal to $1,440 (1.19% x ($125,000 – $1,000 – $3,000)). The Contract Value for the first Contract Year quarter is equal to $119,560 ($125,000 – $1,000 – $3,000 – $1,440).

○	The reduction for the Excess Withdrawal for the second Contract Year quarter is equal to $1,488 (1.19% x ($128,000 – $3,000)). The Contract Value for the first Contract Year quarter is equal to $123,512 ($128,000 – $3,000 – $1,488).

○	The reduction for the Excess Withdrawal for the third Contract Year quarter is equal to $1,511 (1.19% x $127,000). The Contract Value for the third Contract Year quarter is equal to $125,489 ($127,000 – $1,511).

•	The Contract Value for the fourth Contract Year quarter is $125,000.

The Highest Quarterly Value Step-Up for the Contract Year is the adjusted Q3 Value of $125,489. This amount becomes the new Benefit Base at the beginning of the next Contract Year (April 6, 2023) because it is greater than the end of the fourth quarter Benefit Base of $113,636.

Example 2 ~ Calculation of Annual Lifetime Benefit Amounts

This example uses these hypothetical Joint Life Withdrawal Rates where applicable. Current Joint Life Withdrawal Rates may be different.

			Number of Full Contract Years from the Rider Effective Date
Youngest Covered Person Age	0	1	2	3	4	5	6	7	8	9	10+
59.5-61	3.50%	3.62%	3.74%	3.86%	3.98%	4.50%	4.62%	4.74%	4.86%	4.98%	5.50%
62-66	4.00%	4.14%	4.27%	4.41%	4.54%	5.13%	5.26%	5.40%	5.53%	5.67%	6.25%
67-71	4.50%	4.72%	4.80%	4.95%	5.10%	5.75%	5.90%	6.05%	6.20%	6.35%	7.00%
72+	5.25%	5.42%	5.60%	5.77%	5.94%	6.69%	6.86%	7.03%	7.20%	7.37%	8.15%

•	The rider effective date is the same as the Issue Date, 9/1/2021.

•	The Owner elects the joint life version of the rider.

•	The Owner’s birthdate is 8/1/1953.

•	The birthdate of the Owner’s spouse is 2/1/1960.

Date	Event	Benefit Base	Age of Youngest Covered Person	Number of Full Contract Years from the Rider Effective Date	Withdrawal Rate	Annual Lifetime Benefit Amount(*)
9/1/2021	Beginning of Contract Year 1	$100,000	61	0	3.50%	$3,500
6/1/2022	Beginning of Fourth Quarter	100,000	62	0	4.00%	$4,000
9/1/2022	Beginning of Contract Year 2	100,000	62	1	4.14%	$4,140
(*)	The Annual Lifetime Benefit Amount is not set until the Guaranteed Lifetime Withdrawal Date is elected by the Owner. These values assume the Guaranteed Lifetime Withdrawal Date is set at the date shown. See explanation of how these values are determined below.

For the purpose of determining the Annual Lifetime Benefit Amount:

•	If the Owner elected the Guaranteed Lifetime Withdrawal Date on the RetirePay Issue Date, the youngest Covered Person is Age 61 (on 9/1/2021 with a birthdate of 2/1/1960) and the Number of Full Years from the RetirePay Issue Date is 0 so the rate is 3.50%. This is multiplied by the Benefit Base for an Annual Lifetime Benefit Amount of $3,500 (3.50% x $100,000).

•	If the Owner elected the Guaranteed Lifetime Withdrawal Date on 6/1/2022, the youngest Covered Person is Age 62
(on 6/1/2022 with a birthdate of 2/1/1960) and the Number of Full Years from the RetirePay Issue Date is 0 so the Withdrawal Rate is 4.00%. This is multiplied by the Benefit Base for an Annual Lifetime Benefit Amount of $4,000 (4.00% x $100,000).

•	If the Owner elected the Guaranteed Lifetime Withdrawal Date at the beginning of Contract Year 2 on 9/1/2022, the youngest Covered Person is Age 62 (on 9/1/2022 with a birthdate of 2/1/1960) and the Number of Full Years from the RetirePay Issue Date is 1 so the Withdrawal Rate is 4.14%. Assume there was no increase in the Contract Value so there was no Step-Up and the Benefit Base remains $100,000. The Withdrawal Rate of 4.14% is multiplied by the Benefit Base for an Annual Lifetime Benefit Amount of $4,140 (4.14% x $100,000).

Example 3A ~ Redetermination of Benefit Base for Excess Withdrawal Prior to Guaranteed Lifetime Withdrawal Date

The values shown are based on the following assumptions:

•	On 9/1/2021, an Initial Purchase Payment of $100,000 is made.

•	On 8/31/2022, the Contract Value as of the last Calendar Day of Contract Year 1 is $95,000.

•	On 10/1/2022, a withdrawal of $12,000 is made where the Contract Value prior to the withdrawal is $96,000.

•	The Owner has not elected a Guaranteed Lifetime Withdrawal Date.

Date	Event	Contract Value	Benefit Base
9/1/2021	First Calendar Day of Contract Year 1	$100,000	$100,000
8/31/2022	Last Calendar Day of Contract Year 1	95,000	100,000
9/1/2022	First Calendar Day of Contract Year 2	95,100	100,000
10/1/2022	Immediately Prior to Withdrawal	96,000	100,000
10/1/2022	Immediately After Withdrawal	84,000	87,500

•	On 9/1/2021, the Benefit Base is set to the Contract Value of $100,000.

•	On 9/1/2022, the Contract Value from the last Calendar Day of Contract Year 1 is compared to the most recently calculated Benefit Base. The Contract Value ($95,000) is less than the Benefit Base, so the Benefit Base remains $100,000.

•	On 10/1/2022, the Benefit Base is redetermined for the withdrawal. Until a Guaranteed Lifetime Withdrawal Date is elected, there is no Annual Lifetime Benefit Amount. So, the entire withdrawal is treated as an Excess Withdrawal.
The Benefit Base is reduced by the proportional reduction of the Contract Value, which is 12.50% ($12,000 / $96,000) for a total reduction of $12,500 (12.50% × $100,000). The remaining Benefit Base after the withdrawal is $87,500 ($100,000 – $12,500).

Example 3B ~ Redetermination of Benefit Base for a Withdrawal Greater than Annual Lifetime
Benefit Amount

The values shown are based on the following assumptions, which match the assumptions in example 3A, except that the Owner elects a Guaranteed Lifetime Withdrawal Date prior to the withdrawal:

•	On 9/1/2021, an Initial Purchase Payment of $100,000 is made.

•	On 8/31/2022, the Contract Value as of the last Calendar Day of Contract Year 1 is $95,000.

•	On 10/1/2022, the Owner elects a Guaranteed Withdrawal Date where the Annual Lifetime Benefit Amount is $4,000.

•	On 10/1/2022, a withdrawal of $12,000 is made where the Contract Value prior to the withdrawal is $96,000.

For the purposes of determining the Benefit Base:

•	The withdrawal reduces the Annual Lifetime Benefit Amount to $0.

•	The withdrawal remaining after the Annual Lifetime Benefit Amount is $8,000 ($12,000 – $4,000).

•	The Contract Value remaining after the withdrawal of the Annual Lifetime Benefit Amount is $92,000 ($96,000 – $4,000). The withdrawal of the Annual Lifetime Benefit Amount does not impact the Benefit Base.

•	The excess withdrawal reduced the Benefit Base by 8.70% (8,000 / 92,000) for a total reduction of $8,700 (8.70% x $100,000). The remaining Benefit Base after the withdrawal is $91,300 ($100,000 – $8,700).

Date	Event	Remaining Withdrawal	Remaining Annual Lifetime Benefit Amount	Contract Value	Benefit Base
9/1/2021	First Calendar Day of Contract Year 1			$100,000	$100,000
8/31/2022	Last Calendar Day of Contract Year 1			95,000	100,000
9/1/2022	First Calendar Day of Contract Year 2			95,100	100,000
10/1/2022	Immediately Prior to Withdrawal	$12,000	$4,000	96,000	100,000
10/1/2022	After Withdrawal of the Annual Lifetime Benefit Amount	8,000	0	92,000	100,000
10/1/2022	After Reduction of the Benefit Base due to Excess Withdrawal	0	0	84,000	91,300

Example 4 ~ Impact of Contract Value being reduced to $0 because of the withdrawal of Annual Lifetime Benefit Amount

Lifetime Withdrawal Rates for this example.

			Number of Full Contract Years from the Rider Effective Date
Youngest Covered Person Age	0	1	2	3	4	5	6	7	8	9	10+
67	5.00%	5.25%	5.40%	5.55%	5.70%	5.85%	6.00%	6.15%	6.30%	6.45%	6.60%

•	On 4/6/2022, the Contract is issued with RetirePay.

•	On 4/6/2028, the Owner Elected the Guaranteed Lifetime Withdrawal Date.
The Benefit Base is $100,000.
The Youngest Covered Person is 67.
The Contract is six full Contract Years from the RetirePay Issue Date, so the Withdrawal Rate is 6.00% and the Annual Lifetime Benefit Amount is $6,000.

•	On 4/6/2032, the current Contract Year began. The Contract Value is $4,000. The Benefit Base is $100,000. The Annual Lifetime Benefit Amount is $6,000.

•	On 5/15/2032, a withdrawal of $3,000 is taken with $4,000 in Contract Value prior to the withdrawal.

•	On 11/15/2032, a withdrawal of $3,000 is taken with $1,000 in Contract Value prior to the withdrawal.

•	On 4/5/2033, the Benefit Base is $100,000.

Date	Event	Contract Value	Remaining Annual Lifetime Benefit Amount	Benefit Base
04/06/2032	Beginning of Contract Year 10	$4,000	$6,000	$100,000
05/15/2032	Immediately Prior to Withdrawal	4,000	6,000	100,000
05/15/2032	Immediately After Withdrawal	1,000	3,000	100,000
11/15/2032	Immediately Prior to Withdrawal	1,000	3,000	100,000
11/15/2032	Immediately After Withdrawal	0	2,000	100,000
11/15/2032	After Payout of Remaining Annual Lifetime Benefit Amount	0	0	100,000
04/06/2033	Beginning of Contract Year 11	0	6,000	100,000

For determining the values because of the Contract Value reaching $0, we have:

•	On 5/15/2032, the withdrawal of $3,000 reduces the Contract Value to $1,000 ($4,000 – $3,000). The Remaining Annual Lifetime Benefit Amount is $3,000 ($6,000 – $3,000).

•	On 11/15/2032, the withdrawal of $3,000 reduces the Contract Value to $0 by first withdrawing the available $1,000 from the Contract Value.
The Remaining Annual Lifetime Benefit Amount is $2,000 ($3,000 – $1,000).
The Remaining Annual Lifetime Benefit Amount is added to the partial withdrawal of $1,000 for a payout of $3,000 ($1,000 + $2,000).
The Contract enters the Settlement Phase.
The Annual Lifetime Benefit Amount remains at $6,000. This is paid in monthly payments of $500 ($6,000 / 12).

RetireCore  Examples

Example 1A ~ Highest Anniversary Step-Up and Determination of Roll-Up Value

The values shown are based on the following assumptions:

•	Initial Purchase Payment of $100,000 is made at Issue on 9/1/2021.

•	The Roll-Up Percentage is 6%.

Date	Event	Contract Value	Roll-Up Base	Roll-Up Amount	Roll-Up Value	Step-Up Value	Benefit Base
9/1/2021	First Calendar Day of Contract Year 1	$100,000	$100,000		$100,000		$100,000
8/31/2022	Last Calendar Day of Contract Year 1	110,000	100,000		100,000		100,000
9/1/2022	First Calendar Day of Contract Year 2	110,100	100,000	$6,000	106,000	110,000	110,000
9/1/2023	First Calendar Day of Contract Year 3	108,000	100,000	6,000	112,000	108,000	112,000
9/1/2024	First Calendar Day of Contract Year 4	115,000	100,000	6,000	118,000	115,000	118,000

•	At contract issue on 9/1/2021, the Roll-Up Base, Roll-Up Value and Benefit Base are set to the Initial Purchase Payment of $100,000.

•	On each contract anniversary:

○	If no withdrawals were made during the immediately preceding Contract Year, the Roll-Up Value will increase by the Roll-Up Amount, which is the most recently calculated Roll-Up Base multiplied by the Roll-Up Percentage ($100,000 * 6.00% = $6,000).

○	The Benefit Base will be recalculated to the greatest of the most recently calculated Benefit Base prior to the Contract Anniversary, the current Roll-Up Value, or the current Step-Up Value.

•	On the first Calendar Day of Contract Year 2:

○	The Roll-Up Value ($100,000) increases by the Roll-Up Amount ($6,000) to be $106,000 because there were no withdrawals in the prior Contract Year.

○	The Step-Up Value is the Contract Value on the last Calendar Day of Contract Year 1 ($110,000).

○	The Benefit Base increases to the Step-Up Value of $110,000, which is the greatest of the most recently calculated Benefit Base ($100,000), the Roll-Up Value ($106,000), or the Step-Up Value ($110,000).

•	On the first Calendar Day of Contract Year 3:

○	The Roll-Up Value ($106,000) increases by the Roll-Up Amount ($6,000) to be $112,000 because there were no withdrawals in the prior Contract Year.

○	The Step-Up Value is the Contract Value on the last Calendar Day of Contract Year 2 ($108,000).

○	The Benefit Base increases to the Roll-Up Value of $112,000, which is the greatest of the most recently calculated Benefit Base ($110,000), the Roll-Up Value ($112,000), or the Step-Up Value ($108,000).

•	On the first Calendar Day of Contract Year 4:

○	The Roll-Up Value ($112,000) increases by the Roll-Up Amount ($6,000) to be $118,000 because there were no withdrawals in the prior Contract Year.

○	The Step-Up Value is the Contract Value on the last Calendar Day of Contract Year 2 ($115,000).

○	The Benefit Base increases to the Roll-Up Value of $118,000, which is the greatest of the most recently calculated Benefit Base ($112,000), the Roll-Up Value ($118,000), or the Step-Up Value ($115,000).

Example 1B ~ Highest Quarterly Value Step-Up and Determination of Roll-Up Value with Impact of Withdrawals

The values shown are based on the following assumptions:

•	An initial Purchase Payment of $100,000 is made at Issue on 4/6/2022.

•	The Roll-Up Percentage is 6%.

•	The Annual Lifetime Benefit Amount is $6,000.

Date	Event	Contract Value	Remaining Annual Lifetime Benefit Amount	Roll-Up Base	Roll-Up Amount	Roll-Up Value	Step-Up Value	Benefit Base
4/6/2022	First Calendar Day of Contract Year 1	$100,000	$6,000	$100,000		$100,000		$100,000
5/15/2022	Withdrawal of $2,000		4,000	100,000		100,000		100,000
7/5/2022	Last Calendar Day of First Quarter	125,000	4,000	100,000		100,000		100,000
10/5/2022	Last Calendar Day of Second Quarter	128,000	4,000	100,000		100,000		100,000
11/15/2022	Withdrawal of $4,000		0	100,000		100,000		100,000
1/5/2023	Last Calendar Day of Third Quarter	127,000	0	100,000		100,000		100,000
2/15/2023	Immediately Prior to Withdrawal of $1,500	126,500	0	100,000		100,000		100,000
2/15/2023	Immediately After Withdrawal of $1,500	125,000	0	98,810		98,810		98,810
4/5/2023	Last Calendar Day of Fourth Quarter	124,000	0	98,810		98,810		98,810
4/6/2023	First Calendar Day of Contract Year 2	124,100	6,000	98,810	0	98,810	$125,489	125,489
4/6/2024	First Calendar Day of Contract Year 3	128,000	6,000	98,810	5,929	104,739	128,000	128,000

•	At contract issue on 4/6/2022, the Roll-Up Base, Roll-Up Value and Benefit Base are set to the Initial Purchase Payment of $100,000.

•	On each contract anniversary:

○	If no withdrawals were made during the immediately preceding Contract Year, the Roll-Up Value will increase by the Roll-Up Amount, which is the most recently calculated Roll-Up Base multiplied by the Roll-Up Percentage ($100,000 * 6.00% = $6,000). If a withdrawal did occur, the Roll-Up Amount is $0.

○	The Benefit Base will be recalculated to the greatest of the most recently calculated Benefit Base prior to the Contract Anniversary, the current Roll-Up Value, or the current Step-Up Value.

•	On 2/15/2023, there is no remaining Annual Lifetime Benefit Amount. The withdrawal amount of $1,500 is therefore an excess withdrawal. The excess withdrawal reduces the Roll-Up Base, Roll-Up Value, and Benefit Base by the same proportional reduction as the reduction to the Contract Value.

○	The proportional reduction to the Contract Value is the amount of the withdrawal divided by the Contract Value immediately prior to the withdrawal, which is 1.19% ($1,500 / $126,000).

○	The Roll-Up Base, Roll-Up Value, and Benefit Base (where are each $100,000) are reduced by 1.19% to $98,810 ($100,000 – $100,000 * 1.19%).

•	On the first Calendar Day of Contract Year 2:

○	The Roll-Up Value ($98,810) does not increase because the Roll-Up Amount is $0 due to the withdrawals in the prior Contract Year.

○	The Step-Up Value is the highest Quarterly Contract Value adjusted for withdrawals, which is $125,489. See the table below for determining the highest Quarterly Contract value.

○	The Benefit Base increases to the Step-Up Value of $125,489, which is the greatest of the most recently calculated Benefit Base ($98,810), the Roll-Up Value ($98,810), or the Step-Up Value ($125,489).

•	On the first Calendar Day of Contract Year 3:

○	The Roll-Up Value increases by the Roll-Up Amount because there were no withdrawals in the prior Contract Year. The Roll-Up Amount is the Roll-Up Base ($98,810) multiplied by the Roll-Up Percentage (6%), which is $5,929. Therefore, the Roll-Up Value is $104,739 ($98,810 + $5,929).

○	The Step-Up Value is the highest Quarterly Contract Value adjusted for withdrawals, which is assumed to be $128,000.

○	The Benefit Base increases to the Step-Up Value of $128,000, which is the greatest of the most recently calculated Benefit Base ($125,489), the Roll-Up Value ($104,739), or the Step-Up Value ($128,000).

To determine the Highest Quarterly Value Step-Up in Contract Year 1, which is used in the recalculation of the Benefit Base on the first Calendar Day of Contract Year 2:

Date	Event	Contract Value	Adjustment to Quarterly Value	Adjusted Q1 Value	Adjusted Q2 Value	Adjusted Q3 Value	Q4 Value
4/6/2022	First Calendar Day of Contract Year 1	$117,000
5/15/2022	Withdrawal of $2,000
7/5/2022	Last Calendar Day of First Quarter	125,000		125,000
10/5/2022	Last Calendar Day of Second Quarter	128,000		125,000	128,000
11/15/2022	Withdrawal of $4,000		$4,000	121,000	124,000
1/5/2023	Last Calendar Day of Third Quarter	127,000		121,000	124,000	127,000
2/15/2023	Immediately Prior to Withdrawal of $1,500	126,500		121,000	124,000	127,000
2/15/2023	Immediately After Withdrawal of $1,500	125,000	1.19% Reduction	119,560	122,524	125,489
4/5/2023	Last Calendar Day of Fourth Quarter	128,000		119,560	122,524	125,489	124,000

•	The withdrawal of $2,000 which occurred on 5/15/2022 did not have an impact on the determination of the highest quarterly value step-up as it occurred prior to the end of the first Contract Year quarter.

•	The withdrawal of $4,000 on 11/15/2022 reduced the First Contract Quarter Value ($125,000) and the Second Contract Quarter Value ($128,000) by $4,000 because the withdrawal occurred after the end of those Contract Quarters. It did not have an impact on the Third Contract Quarter Value or Fourth Contract Quarter Value because it occurred prior to the end of those Contract Quarters.

•	The withdrawal on 2/15/2023 represented a 1.19% reduction in the Contract Value, which is determined by taking the amount of the withdrawal divided by the Contract Value immediately prior to the withdrawal ($1,500 / $126,500).

○	The reduction for the Excess Withdrawal for the first Contract Year quarter is equal to $1,440 (1.19% x ($125,000 – $4,000)). The Contract Value for the first Contract Year quarter is equal to $119,560 ($125,000 – $4,000 – $1,440).

○	The reduction for the Excess Withdrawal for the second Contract Year quarter is equal to $1,476 (1.19% x ($128,000 – $4,000)). The Contract Value for the first Contract Year quarter is equal to $123,512 ($128,000 – $4,000 – $1,476).

○	The reduction for the Excess Withdrawal for the third Contract Year quarter is equal to $1,511 (1.19% x $127,000). The Contract Value for the third Contract Year quarter is equal to $125,489 ($127,000 – $1,511).

•	The Contract Value for the fourth Contract Year quarter is $124,000.

•	The Highest Quarterly Value Step-Up for the Contract Year is the adjusted Third Contract Quarter Value of $125,489.

Example 2 ~ Calculation of Annual Lifetime Benefit Amounts

This example uses these hypothetical Joint Life Withdrawal Rates where applicable. Current Joint Life Withdrawal Rates may be different.

Start Age of Youngest Covered Person	End Age of Youngest Covered Person	Withdrawal Rate
59.5	64	5.30%
65	69	6.80%
70	74	7.05%
75	121	7.30%

•	The rider effective date is the same as the Issue Date, 9/1/2021.

•	The Owner elects the joint life version of the rider.

•	The Owner’s birthdate is 8/1/1953.

•	The birthdate of the Owner’s spouse is 2/1/1957.

Date	Event	Benefit Base	Age of Youngest Covered Person	Withdrawal Rate	Annual Lifetime Benefit Amount(*)
9/1/2021	Beginning of Contract Year 1	$100,000	64	5.30%	$5,300

(*) There is no Annual Lifetime Benefit Amount prior to the Guaranteed Lifetime Withdrawal Date. These values assume the Guaranteed Lifetime Withdrawal Date is set at the date shown. See explanation of how these values are determined below.

If the Owner elected the Guaranteed Lifetime Withdrawal Date on the RetireCore Issue Date, the youngest Covered Person is Age 64 (on 9/1/2021 with a birthdate of 2/1/1957) so the withdrawal rate is 5.30%. The Benefit Base is multiplied by the withdrawal rate to determine an Annual Lifetime Benefit Amount of $5,300 (5.30% x $100,000).

Example 3A ~ Redetermination of Benefit Base for Excess Withdrawal Prior to Guaranteed Lifetime Withdrawal Date

The values shown are based on the following assumptions:

•	On 9/1/2021, an Initial Purchase Payment of $100,000 is made.

•	The Roll-Up Percentage is 6%.

•	The withdrawal occurs prior to the Guaranteed Lifetime Withdrawal Date.

Date	Event	Contract Value	Roll-Up Base	Roll-Up Value	Benefit Base
9/1/2021	First Calendar Day of Contract Year 1	$100,000	$100,000	$100,000	$100,000
10/1/2021	Immediately Prior to Withdrawal of $12,000	96,000	100,000	100,000	100,000

Date	Event	Contract Value	Roll-Up Base	Roll-Up Value	Benefit Base
10/1/2021	Immediately After Withdrawal of $12,000	84,000	87,500	87,500	87,500

•	At contract issue on 9/1/2021, the Roll-Up Base, Roll-Up Value, and Benefit Base are set to the initial Purchase Payment of $100,000.

•	On 10/1/2021, a withdrawal of $12,000 occurs. Until a Guaranteed Lifetime Withdrawal Date is elected, there is no Annual Lifetime Benefit Amount. So, the entire withdrawal is treated as an Excess Withdrawal. The Roll-Up Base, Roll-Up Value, and Benefit Base are all reduced in the same proportion as the reduction in Contract Value.

•	The proportional reduction in Contract Value is the amount of the withdrawal divided by the Contract Value immediately prior to the withdrawal, which is 12.50% ($12,000 / $96,000).

•	The Roll-Up Base, Roll-Up Value, and Benefit Base (which are each $100,000) are reduced by 12.50% to $87,500 ($100,000 - $100,000 * 12.50%).

Example 3B ~ Redetermination of Benefit Base for a Withdrawal Greater than Annual Lifetime
Benefit Amount

The values shown are based on the following assumptions, which match the assumptions in example 3A above, except that the Owner elects a Guaranteed Lifetime Withdrawal Date prior to the withdrawal:

•	On 9/1/2021, an Initial Purchase Payment of $100,000 is made.

•	The Roll-Up Percentage is 6%

•	On 10/1/2021, the Owner elects a Guaranteed Withdrawal Date where the Annual Lifetime Benefit Amount is $4,000.

Date	Event	Remaining Withdrawal	Remaining Annual Lifetime Benefit Amount	Contract Value	Roll-Up Base	Roll-Up Value	Benefit Base
9/1/2021	First Calendar Day of Contract Year 1			$100,000	$100,000	$100,000	$100,000
10/1/2021	Immediately Prior to Withdrawal of $12,000	$12,000	$4,000	96,000	100,000	100,000	100,000
10/1/2021	After Withdrawal of the Annual Lifetime Benefit Amount	8,000	0	92,000	100,000	100,000	100,000
10/1/2021	After Reduction of the Benefit Base due to Excess Withdrawal	0	0	84,000	91,300	91,300	91,300

•	At contract issue on 9/1/2021, the Roll-Up Base, Roll-Up Value, and Benefit Base are set to the initial Purchase Payment of $100,000.

•	The withdrawal of $12,000 first reduces the Annual Lifetime Benefit Amount to $0. The withdrawal remaining after the Annual Lifetime Benefit Amount is $8,000 ($12,000 – $4,000). Because the Annual Lifetime Benefit Amount is exhausted, the $8,000 withdrawal is an excess withdrawal.

•	The Contract Value remaining after the withdrawal of the Annual Lifetime Benefit Amount is $92,000 ($96,000 – $4,000).

•	The Roll-Up Base, Roll-Up Value, and Benefit Base are all reduced in the same proportion as the reduction in Contract Value due to the excess withdrawal

•	The proportional reduction in Contract Value is the amount of the excess withdrawal divided by the Contract Value immediately prior to the excess withdrawal, which is 8.70% ($8,000 / $92,000).

•	The Roll-Up Base, Roll-Up Value, and Benefit Base (which are each $100,000) are reduced by 8.70% to $91,300 ($100,000 - $100,000 * 8.70%).

Example 4 ~ RetireCore Impact of Contract Value being reduced to $0 because of the withdrawal of Annual Lifetime Benefit Amount

Withdrawal Rates and Lifetime Guarantee Rates for this example.

Start Age of Youngest Covered Person	End Age of Youngest Covered Person	Withdrawal Rates and Lifetime Guarantee Rates
59.5	64	5.30%
65	69	6.80%
70	74	7.05%
75	121	7.30%

•	On 4/6/2022, the Contract is issued with a RetireCore Issue Date of 4/6/2022.

•	On 4/6/2029, the Owner Elected the Guaranteed Lifetime Withdrawal Date.
The Benefit Base is $100,000.
The Youngest Covered Person is 67.
The Withdrawal Rate is 6.80% and the Annual Lifetime Benefit Amount is $6,800.

•	On 4/6/2032, the current Contract Year began. The Contract Value is $4,000. The Benefit Base is $100,000. The Annual Lifetime Benefit Amount is $6,800.

•	On 5/15/2032, a withdrawal of $3,000 is taken. The Contract Value is $4,000 prior to the withdrawal.

•	On 11/15/2032, a withdrawal of $3,000 is taken. The Contract Value is $1,000 prior to the withdrawal.

•	On 4/5/2033, the Benefit Base is $100,000.

Date	Event	Contract Value	Remaining Annual Lifetime Benefit Amount	Benefit Base
04/06/2032	Beginning of Contract Year 10	$4,000	$6,800	$100,000
5/15/2032	Immediately Prior to Withdrawal of $3,000	4,000	6,800	100,000
5/15/2032	Immediately After Withdrawal of $3,000	1,000	3,800	100,000
11/15/2032	Immediately Prior to Withdrawal of $3,000	1,000	3,800	100,000
11/15/2032	Immediately After Withdrawal of $3,000	0	2,800	100,000
11/15/2032	After Payout of Remaining Annual Lifetime Benefit Amount	0	0	100,000
04/06/2033	Beginning of Contract Year 11	0	6,800	100,000

•	On 5/15/2032, the withdrawal of $3,000 reduces the Contract Value to $1,000 ($4,000 – $3,000). The Remaining Annual Lifetime Benefit Amount is $3,800 ($6,800 – $3,000).

•	On 11/15/2032, the withdrawal of $3,000 reduces the Contract Value to $0 by first withdrawing the available $1,000 from the Contract Value.
The Remaining Annual Lifetime Benefit Amount is $2,800 ($3,800 – $1,000).
The Remaining Annual Lifetime Benefit Amount is added to the partial withdrawal of $1,000 for a payout of $3,800 ($1,000 + $2,800).
The Contract enters the Settlement Phase.
The Annual Lifetime Benefit Amount remains at $6,800 because the Lifetime Guarantee Rate is the same as the Withdrawal Rate. This is paid in monthly payments of $567 ($6,800 / 12).

RetireCore Stacking Examples

Example 1A ~ Highest Anniversary Step-Up and Roll-Up

The values shown are based on the following assumptions:

•	Initial Purchase Payment of $100,000 is made at Issue on 9/1/2021.

•	The Roll-Up Percentage is 6%.

Date	Event	Contract Value	Roll-Up Base	Roll-Up %	Roll-Up	Benefit Base + Roll-Up	Step-Up Value	Benefit Base
9/1/2021	First Calendar Day of Contract Year 1	$100,000	$100,000	6%				$100,000
8/31/2022	Last Calendar Day of Contract Year 1	108,000	100,000	6%				100,000
9/1/2022	First Calendar Day of Contract Year 2	108,100	108,000	6%	6,000	106,000	108,000	108,000
9/1/2023	First Calendar Day of Contract Year 3	110,000	108,000	6%	6,480	112,480	110,000	112,480
9/1/2024	First Calendar Day of Contract Year 4	112,000	108,000	6%	6,480	118,960	112,000	118,960

•	At contract issue on 9/1/2021, the Roll-Up Base and Benefit Base are set to the Initial Purchase Payment of $100,000.

•	On each contract anniversary:

○	If no withdrawals were made during the immediately preceding Contract Year, the Benefit Base is first increased by a Roll-Up, if any. The Roll-Up is the most recently calculated Roll-Up Base multiplied by the Roll-Up Percentage.

○	Then, the Benefit Base may increase by an Automatic Step-Up, if any.

○	If there is an Automatic Step-Up, the Roll-Up Base will then increase to match the Benefit Base.

•	On the First Calendar Day of Contract Year 2,

○	The Benefit Base first increases by the Roll-Up of $6,000 ($100,000 * 6%) to $106,000.

○	The Step-Up Value is the Contract Value on the last Calendar Day of Contract Year 1 ($108,000). The Step-Up Value is greater than the Benefit Base + Roll-Up, so the Benefit Base then increases to $108,000.

○	Since the Benefit Base increased due to an Automatic Step-Up, the Roll-Up Base increases to match the Benefit Base ($108,000). This increased Roll-Up Base will be used to calculate the Roll-Up Amount at the next contract anniversary.

•	On the First Calendar Day of Contract Year 3,

○	The Benefit Base first increases by the Roll-Up of $6,480 ($108,000 * 6%) to $112,480.

○	The Step-Up Value is the Contract Value on the last Calendar Day of Contract Year 2 ($110,000). The Step-Up Value is not greater than the Benefit Base + Roll-Up, so the Benefit Base remains at $112,480.

○	Since the Benefit Base did not increase due to an Automatic Step-Up, the Roll-Up Base remains unchanged.

•	On the First Calendar Day of Contract Year 4,

○	The Benefit Base first increases by the Roll-Up of $6,480 ($108,000 * 6%) to $118,960.

○	The Step-Up Value is the Contract Value on the last Calendar Day of Contract Year 3 ($112,000).
The Step-Up Value is not greater than the Benefit Base + Roll-Up, so the Benefit Base remains at $118,960.

○	Since the Benefit Base did not increase due to an Automatic Step-Up, the Roll-Up Base remains unchanged.

Example 1B ~ Highest Quarterly Value Step-Up and Roll-Up with Impact of Withdrawals

The values shown are based on the following assumptions:

•	An initial Purchase Payment of $100,000 is made at Issue on 4/6/2022.

•	The Roll-Up Percentage is 6%.

•	The Annual Lifetime Benefit Amount is $6,000.

Date	Event	Contract Value	Remaining Annual Lifetime Benefit Amount	Roll-Up Base	Roll-Up	Benefit Base + Roll-Up	Step-Up Value	Benefit Base
4/6/2022	First Calendar Day of Contract Year 1	$100,000	$6,000	$100,000				$100,000
5/15/2022	Withdrawal of $2,000		4,000	100,000				100,000
7/5/2022	Last Calendar Day of First Quarter	125,000	4,000	100,000				100,000
10/5/2022	Last Calendar Day of Second Quarter	128,000	4,000	100,000				100,000
11/15/2022	Withdrawal of $4,000		0	100,000				100,000
1/5/2023	Last Calendar Day of Third Quarter	127,000	0	100,000				100,000
2/15/2023	Immediately Prior to Withdrawal of $1,500	126,500	0	100,000				100,000
2/15/2023	Immediately After Withdrawal of $1,500	125,000	0	98,810				98,810
4/5/2023	Last Calendar Day of Fourth Quarter	124,000	0	98,810				98,810
4/6/2023	First Calendar Day of Contract Year 2	124,100	6,000	125,489	$0	$98,810	$125,489	125,489
4/6/2024	First Calendar Day of Contract Year 3	128,000	6,000	125,489	7,529	133,018	128,000	133,018

•	At contract issue on 9/1/2021, the Roll-Up Base and Benefit Base are set to the Initial Purchase Payment of $100,000.

•	On each contract anniversary:

○	If no withdrawals were made during the immediately preceding Contract Year, the Benefit Base is first increased by a Roll-Up, if any. The Roll-Up is the most recently calculated Roll-Up Base multiplied by the Roll-Up Percentage.

○	Then, the Benefit Base may increase by an Automatic Step-Up, if any.

○	If there is an Automatic Step-Up, the Roll-Up Base will then increase to match the Benefit Base.

•	On 2/15/2023, there is no remaining Annual Lifetime Benefit Amount. The withdrawal amount of $1,500 is therefore an excess withdrawal. The excess withdrawal reduces the Roll-Up Base and Benefit Base by the same proportional reduction as the reduction to the Contract Value.

○	The proportional reduction to the Contract Value is the amount of the withdrawal divided by the Contract Value immediately prior to the withdrawal, which is 1.19% ($1,500 / $126,000).

○	The Roll-Up Base and Benefit Base (where are each $100,000) are reduced by 1.19% to $98,810 ($100,000 – $100,000 * 1.19%).

•	On the First Calendar Day of Contract Year 2,

○	The Roll-Up is $0 because there were withdrawals within the prior Contract Year. So, the Benefit Base does not increase by a Roll-Up and remains $98,810.

○	The Step-Up Value is the highest Quarterly Contract Value adjusted for withdrawals, which is $125,489. See the table below for determining the highest Quarterly Contract value. The Step-Up Value is greater than the Benefit Base + Roll-Up ($98,810), so the Benefit Base then increases to $125,489.

○	Since the Benefit Base increased due to an Automatic Step-Up, the Roll-Up Base increases to match the Benefit Base ($125,489). This increased Roll-Up Base will be used to calculate the Roll-Up Amount at the next contract anniversary.

•	On the First Calendar Day of Contract Year 3,

○	The Benefit Base first increases by the Roll-Up of $7,529 ($125,489 * 6%) to $133,018.

○	The Step-Up Value is the highest Quarterly Contract Value adjusted for withdrawals, which is assumed to be $128,000. The Step-Up Value is not greater than the Benefit Base + Roll-Up, so the Benefit Base remains at $133,018.

○	Since the Benefit Base did not increase due to an Automatic Step-Up, the Roll-Up Base remains unchanged.

To determine the Highest Quarterly Value Step-Up in Contract Year 1, which is used in the recalculation of the Benefit Base on the first Calendar Day of Contract Year 2:

Date	Event	Contract Value	Adjustment to Quarterly Value	Adjusted Q1 Value	Adjusted Q2 Value	Adjusted Q3 Value	Q4 Value
4/6/2022	First Calendar Day of Contract Year 1	$117,000
5/15/2022	Withdrawal of $2,000
7/5/2022	Last Calendar Day of First Quarter	125,000		125,000
10/5/2022	Last Calendar Day of Second Quarter	128,000		125,000	128,000
11/15/2022	Withdrawal of $4,000		$4,000	121,000	124,000
1/5/2023	Last Calendar Day of Third Quarter	127,000		121,000	124,000	127,000
2/15/2023	Immediately Prior to Withdrawal of $1,500	126,500		121,000	124,000	127,000
2/15/2023	Immediately After Withdrawal of $1,500	125,000	1.19% Reduction	119,560	122,524	125,489
4/5/2023	Last Calendar Day of Fourth Quarter	128,000		119,560	122,524	125,489	124,000

•	The withdrawal of $2,000 which occurred on 5/15/2022 did not have an impact on the determination of the highest quarterly value step-up as it occurred prior to the end of the first Contract Year quarter.

•	The withdrawal of $4,000 on 11/15/2022 reduced the First Contract Quarter Value ($125,000) and the Second Contract Quarter Value ($128,000) by $4,000 because the withdrawal occurred after the end of those Contract Quarters. It did not have an impact on the Third Contract Quarter Value or Fourth Contract Quarter Value because it occurred prior to the end of those Contract Quarters.

•	The withdrawal on 2/15/2023 represented a 1.19% reduction in the Contract Value, which is determined by taking the amount of the withdrawal divided by the Contract Value immediately prior to the withdrawal ($1,500 / $126,500).

○	The reduction for the Excess Withdrawal for the first Contract Year quarter is equal to $1,440 (1.19% x ($125,000 – $4,000)). The Contract Value for the first Contract Year quarter is equal to $119,560 ($125,000 – $4,000 – $1,440).

○	The reduction for the Excess Withdrawal for the second Contract Year quarter is equal to $1,476 (1.19% x ($128,000 – $4,000)). The Contract Value for the first Contract Year quarter is equal to $123,512 ($128,000 – $4,000 – $1,476).

○	The reduction for the Excess Withdrawal for the third Contract Year quarter is equal to $1,511 (1.19% x $127,000). The Contract Value for the third Contract Year quarter is equal to $125,489 ($127,000 – $1,511).

•	The Contract Value for the fourth Contract Year quarter is $124,000.

•	The Highest Quarterly Value Step-Up for the Contract Year is the adjusted Third Contract Quarter Value of $125,489.

Example 2 ~ Calculation of Annual Lifetime Benefit Amounts

This example uses these hypothetical Joint Life Withdrawal Rates where applicable. Current Joint Life Withdrawal Rates may be different.

Start Age of Youngest Covered Person	End Age of Youngest Covered Person	Withdrawal Rate
59.5	64	5.30%
65	69	6.80%
70	74	7.05%
75	121	7.30%

•	The rider effective date is the same as the Issue Date, 9/1/2021.

•	The Owner elects the joint life version of the rider.

•	The Owner’s birthdate is 8/1/1953.

•	The birthdate of the Owner’s spouse is 2/1/1957.

Date	Event	Benefit Base	Age of Youngest Covered Person	Withdrawal Rate	Annual Lifetime Benefit Amount(*)
9/1/2021	Beginning of Contract Year 1	$100,000	64	5.30%	$5,300

(*) There is no Annual Lifetime Benefit Amount prior to the Guaranteed Lifetime Withdrawal Date. These values assume the Guaranteed Lifetime Withdrawal Date is set at the date shown. See explanation of how these values are determined below.

If the Owner elected the Guaranteed Lifetime Withdrawal Date on the RetireCore Issue Date, the youngest Covered Person is Age 64 (on 9/1/2021 with a birthdate of 2/1/1957) so the withdrawal rate is 5.30%. The Benefit Base is multiplied by the withdrawal rate to determine an Annual Lifetime Benefit Amount of $5,300 (5.30% x $100,000).

Example 3A ~ Redetermination of Benefit Base for Excess Withdrawal Prior to Guaranteed Lifetime Withdrawal Date

The values shown are based on the following assumptions:

•	On 9/1/2021, an Initial Purchase Payment of $100,000 is made.

•	The Roll-Up Percentage is 6%.

•	The withdrawal occurs prior to the Guaranteed Lifetime Withdrawal Date.

Date	Event	Contract Value	Roll-Up Base	Benefit Base
9/1/2021	First Calendar Day of Contract Year 1	$100,000	$100,000	$100,000
10/1/2021	Immediately Prior to Withdrawal of $12,000	96,000	100,000	100,000
10/1/2021	Immediately After Withdrawal of $12,000	84,000	87,500	87,500

•	At contract issue on 9/1/2021, the Roll-Up Base and Benefit Base are set to the initial Purchase Payment of $100,000.

•	On 10/1/2021, a withdrawal of $12,000 occurs. Until a Guaranteed Lifetime Withdrawal Date is elected, there is no Annual Lifetime Benefit Amount. So, the entire withdrawal is treated as an Excess Withdrawal. The Roll-Up Base and Benefit Base are all reduced in the same proportion as the reduction in Contract Value.

•	The proportional reduction in Contract Value is the amount of the withdrawal divided by the Contract Value immediately prior to the withdrawal, which is 12.50% ($12,000 / $96,000).

•	The Roll-Up Base and Benefit Base (which are each $100,000) are reduced by 12.50% to $87,500 ($100,000 - $100,000 * 12.50%).

Example 3B ~ Redetermination of Benefit Base for a Withdrawal Greater than Annual Lifetime
Benefit Amount

The values shown are based on the following assumptions, which match the assumptions in example 3A above, except that the Owner elects a Guaranteed Lifetime Withdrawal Date prior to the withdrawal:

•	On 9/1/2021, an Initial Purchase Payment of $100,000 is made.

•	The Roll-Up Percentage is 6%.

•	On 10/1/2021, the Owner elects a Guaranteed Withdrawal Date where the Annual Lifetime Benefit Amount is $4,000.

Date	Event	Remaining Withdrawal	Remaining Annual Lifetime Benefit Amount	Contract Value	Roll-Up Base	Benefit Base
9/1/2021	First Calendar Day of Contract Year 1			$100,000	$100,000	$100,000
10/1/2021	Immediately Prior to Withdrawal of $12,000	$12,000	$4,000	96,000	100,000	100,000
10/1/2021	After Withdrawal of the Annual Lifetime Benefit Amount	8,000	0	92,000	100,000	100,000
10/1/2021	After Reduction of the Benefit Base due to Excess Withdrawal	0	0	84,000	91,300	91,300

•	At contract issue on 9/1/2021, the Roll-Up Base and Benefit Base are set to the initial Purchase Payment of $100,000.

•	The withdrawal of $12,000 first reduces the Annual Lifetime Benefit Amount to $0. The withdrawal remaining after the Annual Lifetime Benefit Amount is $8,000 ($12,000 – $4,000). Because the Annual Lifetime Benefit Amount is exhausted, the $8,000 withdrawal is an excess withdrawal.

•	The Contract Value remaining after the withdrawal of the Annual Lifetime Benefit Amount is $92,000 ($96,000 – $4,000).

•	The Roll-Up Base and Benefit Base are all reduced in the same proportion as the reduction in Contract Value due to the excess withdrawal

•	The proportional reduction in Contract Value is the amount of the excess withdrawal divided by the Contract Value immediately prior to the excess withdrawal, which is 8.70% ($8,000 / $92,000).

•	The Roll-Up Base and Benefit Base (which are each $100,000) are reduced by 8.70% to $91,300 ($100,000 - $100,000 * 8.70%).

Example 4 ~ RetireCore Stacking Impact of Contract Value being reduced to $0 because of the withdrawal of Annual Lifetime Benefit Amount

Withdrawal Rates and Lifetime Guarantee Rates for this example.

Start Age of Youngest Covered Person	End Age of Youngest Covered Person	Withdrawal Rates and Lifetime Guarantee Rates
59.5	64	5.30%
65	69	6.80%
70	74	7.05%
75	121	7.30%

•	On 4/6/2022, the Contract is issued with a RetireCore Stacking Issue Date of 4/6/2022.

•	On 4/6/2029, the Owner Elected the Guaranteed Lifetime Withdrawal Date.
The Benefit Base is $100,000.
The Youngest Covered Person is 67.
The Withdrawal Rate is 6.80% and the Annual Lifetime Benefit Amount is $6,800.

•	On 4/6/2032, the current Contract Year began. The Contract Value is $4,000. The Benefit Base is $100,000. The Annual Lifetime Benefit Amount is $6,800.

•	On 5/15/2032, a withdrawal of $3,000 is taken. The Contract Value is $4,000 prior to the withdrawal.

•	On 11/15/2032, a withdrawal of $3,000 is taken. The Contract Value is $1,000 prior to the withdrawal.

•	On 4/5/2033, the Benefit Base is $100,000.

Date	Event	Contract Value	Remaining Annual Lifetime Benefit Amount	Benefit Base
04/06/2032	Beginning of Contract Year 10	$4,000	$6,800	$100,000
5/15/2032	Immediately Prior to Withdrawal of $3,000	4,000	6,800	100,000
5/15/2032	Immediately After Withdrawal of $3,000	1,000	3,800	100,000
11/15/2032	Immediately Prior to Withdrawal of $3,000	1,000	3,800	100,000
11/15/2032	Immediately After Withdrawal of $3,000	0	2,800	100,000
11/15/2032	After Payout of Remaining Annual Lifetime Benefit Amount	0	0	100,000
04/06/2033	Beginning of Contract Year 11	0	6,800	100,000

•	On 5/15/2032, the withdrawal of $3,000 reduces the Contract Value to $1,000 ($4,000 – $3,000). The Remaining Annual Lifetime Benefit Amount is $3,800 ($6,800 – $3,000).

•	On 11/15/2032, the withdrawal of $3,000 reduces the Contract Value to $0 by first withdrawing the available $1,000 from the Contract Value.
The Remaining Annual Lifetime Benefit Amount is $2,800 ($3,800 – $1,000).
The Remaining Annual Lifetime Benefit Amount is added to the partial withdrawal of $1,000 for a  payout of $3,800 ($1,000 + $2,800).
The Contract enters the Settlement Phase.
The Annual Lifetime Benefit Amount remains at $6,800 because the Lifetime Guarantee Rate is the same as the Withdrawal Rate. This is paid in monthly payments of $567 ($6,800 / 12).

Appendix G – State Variations of Certain Contract Features

The following chart describes the material variation of certain features and/or benefits of the Contract in states where the Contract has been approved as of the date of the prospectus.

State	Feature	Variation
California	Right to Cancel Your Contract

For ages 59 and younger, Contract may be returned within 10 days of receipt; or within 30 days if Contract is issued in replacement of another annuity contract or life insurance policy. Upon its return, Company will refund, within seven calendar days, the Contract Value, plus any fees or charges deducted from Purchase Payments, as of the Business Day Company receives Contract at our Service Center.

For ages 60 and older, Contract may be returned within 30 days of receipt. During that 30-day period, Purchase Payments will be allocated to a fixed account or to Money Market Sub-Account unless you tell us to allocate Purchase Payments to any other Sub-Account(s).

•

If no Purchase Payments are allocated to any other Sub-Account(s) and Contract is returned within 30 days of receipt, Company will refund Purchase Payments, plus any fees.

•

If Purchase Payments are allocated to any other Sub-Account(s) and Contract is returned within 30 days of receipt, Company will refund Contract Value, as of the Business Day Contract is received by agent who sold it or by Company at our Service Center. The amount refunded could be less than Purchase Payments, plus any fees.

	Change of Owners	Prohibits Company pre-approval requirement for change of Owner or collateral assignment, including when an Income Guarantee Feature is in effect.
	Nursing Home and Hospital Withdrawal Benefit Rider	Not available.
Delaware	Right to Cancel Your Contract	Requires 20-day free look period for replacements.
Florida	Right to Cancel Your Contract	Requires 21-day free look period for both new business and replacements.
	Maximum Total Purchase Payments	Prohibits aggregating multiple Contracts to determine cumulative Purchase Payment limit.
	Annuity Date	The Annuity Date cannot be earlier than 13 months after the Contract is purchased.

State	Feature	Variation
New York	Right to Cancel Your Contract	Requires 60-day free look period for replacements. Request to return Contract is effective on the day it was mailed to us or the date it is delivered to us or our agent.
	Change of Owners	Prohibits Company pre-approval requirement for change of Owner or collateral assignment, including when an Income Guarantee Feature is in effect.
	Annuity Date	The Annuity Date cannot be earlier than 13 months after the Contract is purchased.
	The Annuity Phase	The minimum amount that may be applied to an Annuity Option is $5,000 and the minimum initial monthly Annuity Payment must be $20 or greater.
Betterment of Rates

Requires amount of annuity benefits not be less than what would be provided by single immediate annuity contract offered by the Company to same class of annuitants. Amount applied to an Annuity Option on the Annuity Date is equal to the greater of the Contract Withdrawal Value or 95% of what the Contract Withdrawal Value would have been if there was no CDSC.

Annual Contract Maintenance Charge Waived for Full Withdrawal

When you make a full withdrawal we will assess a pro-rated charge based on the ratio of (a) the total calendar days elapsed since the last Contract Anniversary and (b) the total calendar days in the Contract Year.

	Annuity Payment Commutation Rider	Not available.
	Income Guarantee Feature	The Withdrawal Rate applies prior to and during the Settlement Phase while an Income Guarantee Feature is in effect. All references to “Lifetime Guarantee Rate” are replaced with “Withdrawal Rate.”
DCA Fixed Account

We will exercise the right to reject subsequent Purchase Payments into the DCA Fixed Account to establish a DCA Term only if the yield on investments would not support the minimum guaranteed interest rate. If we exercise this right, we will do so in the same manner for all Owners, and we will provide Owners with thirty (30) calendar days prior Written Notice of any change in procedures related to the duration of the DCA Term, our refusal of Purchase Payments into the DCA Fixed Account or a decision to discontinue offering the DCA Fixed Account.

North Dakota	Right to Cancel Your Contract	Contract must be returned within 20 days of receipt, including where Contract is issued as a replacement.

Appendix H – Superseded Rate Sheet Prospectus Supplement Information

If you need assistance identifying the Rate Sheet Prospectus Supplement applicable to your Contract, please contact your registered representative or call our Service Center at (800) 272-2216 (8 a.m.–8  p.m. Eastern Time).

FOR CONTRACTS ISSUED IN ALL STATES EXCEPT NEW YORK

Rate Sheet Prospectus Supplement dated November 14, 2025
to the Prospectus dated April 28, 2025, as supplemented
and the Initial Summary Prospectus dated April 28, 2025, as supplemented for:

MassMutual EnvisionSM Variable Annuity
Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4

This Rate Sheet Prospectus Supplement (“Rate Sheet”) should be read carefully and retained with the Prospectus dated April 28, 2025, as supplemented, for the  MassMutual EnvisionSM Variable Annuity. You may obtain a current Prospectus at  www.MassMutual.com/Envision or by calling (800) 272-2216, sending an email request to ANNfax@MassMutual.com, or writing to MassMutual, PO Box 9067, Springfield, MA 01102-9067.

We are issuing this Rate Sheet to update the following information regarding the MassMutual RetirePaySM Guaranteed Lifetime Withdrawal Benefit (RetirePay):

•	Withdrawal Rates,

•	Lifetime Guarantee Rates,

•	RetirePay Charges, and

•	Investment Allocation Restrictions

(collectively, referred to as the “RetirePay Terms.”)

The RetirePay Terms included in this Rate Sheet are effective for applications submitted on or after November 17, 2025 until a new Rate Sheet is issued that replaces and supersedes this Rate Sheet.

This Rate Sheet replaces and supersedes any previously issued Rate Sheet. This Rate Sheet has no specified end date. This Rate Sheet must be used in conjunction with an effective MassMutual EnvisionSM Variable Annuity Prospectus. For complete information about RetirePay, see the “Additional Benefits — MassMutual RetirePaySM” section in the MassMutual EnvisionSM Variable Annuity Prospectus.

If we change the RetirePay Terms, we will issue a new Rate Sheet. In the event we issue a new Rate Sheet, we will provide at least 10 business days’ notice of the effective date of the superseding Rate Sheet.

Rate Sheet Eligibility Conditions

Certain Rate Sheet eligibility conditions apply when we have issued a superseding Rate Sheet after you apply for your contract and prior to your issue date.

In order for the RetirePay Terms in this Rate Sheet to apply to your Contract, your necessary application information, including any applicable transfer form(s), must be submitted to an order entry system utilized to issue the Contract (“application submit date”) on or after November 17, 2025 and prior to the effective date of the superseding Rate Sheet.  For purposes of this process, the application submit date is also defined to include the date the application is signed if a paper application is necessary.

Application Information Submitted with a Purchase Payment

In addition to the submission of your necessary application information, we also require payment of at least the minimum initial Purchase Payment and the application information to be in Good Order within 10 business days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the  RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will cancel the application and return your Purchase Payment.

Application Information Submitted without a Purchase Payment

If you plan to pay the initial Purchase Payment with proceeds from an IRS Section 1035 exchange or direct transfer, your transfer form(s) and application information must be in Good Order within 10 Business Days after the application submit date. In addition, the initial Purchase Payment necessary to issue the Contract must be received within 90 calendar days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will inform you and request instructions regarding whether to issue the Contract with the RetirePay Terms in effect under the superseding Rate Sheet or cancel the application.

If you have not provided us with the requested instructions within 2 business days after we have received your Purchase Payment, we will return your Purchase Payment to the original source.

The requirement to have the necessary application information in Good Order within 10 Business Days for application information received with a Purchase Payment or without a Purchase Payment includes completion of the broker-dealer suitability review.

Rate Sheet Comparison Process

Subject to satisfying the Rate Sheet Eligibility Conditions established in this Rate Sheet, if after your application submit date and prior to your Issue Date, a subsequent Rate Sheet is issued with only beneficial changes to the RetirePay Terms, the subsequent Rate Sheet will apply. The changes will be considered to be beneficial unless any of the following occurs:

•	Withdrawal Rates and/or Lifetime Guarantee Rates have decreased,

•	RetirePay Charges have increased, or

•	Investment Allocation Restrictions have changed (unless the sole change to the Investment Allocation Restrictions is the addition of available investment options).

For example, if the RetirePay Charges have increased, you will receive the RetirePay Terms included in the Rate Sheet in effect on your application submit date even if the Withdrawal Rates and/or Lifetime Guarantee Rates have increased in the subsequent Rate Sheet.

You should not purchase RetirePay without first obtaining the applicable Rate Sheet. To obtain a current Rate Sheet:

•	Contact your financial advisor

•	Contact us toll-free at (800) 272-2216

•	Go to www.MassMutual.com/Envision

On the Guaranteed Lifetime Withdrawal Date, we will determine the Withdrawal Rate and the Lifetime Guarantee Rate using the number of full Contract Years from the RetirePay Issue Date until the Guaranteed Lifetime Withdrawal Date and the Age of the youngest Covered Person on the Guaranteed Lifetime Withdrawal Date. However, if the RetirePay Charge is increased and you elect the RetirePay Charge Increase Opt-Out prior to the youngest Covered Person attaining age 59½, the Withdrawal Rate is determined using the number of years from the  RetirePay Issue Date until the effective date of the RetirePay Charge Increase Opt-Out, and the date the youngest Covered Person attains age 59½.

The Withdrawal Rate applies when your Contract Value is greater than zero. The Lifetime Guarantee Rate applies when your Contract Value is zero. Once the contract is issued, the Withdrawal Rates and the Lifetime Guarantee Rates applicable to your Contract below will not change for the life of your Contract.

SINGLE LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%
62 – 66	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%
67 – 71	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%
72 – 76	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%	7.70%	7.90%	8.10%	8.30%	8.50%
77+	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%	8.20%	8.40%	8.60%	8.80%	9.00%

JOINT LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	4.45%	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%
62 – 66	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%
67 – 71	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%
72 – 76	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%	7.95%
77+	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%	7.65%	7.85%	8.05%	8.25%	8.45%

SINGLE LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%
62 – 66	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%
67 – 71	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%
72 – 76	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%	7.70%	7.90%	8.10%	8.30%	8.50%
77+	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%	8.20%	8.40%	8.60%	8.80%	9.00%

JOINT LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	4.45%	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%
62 – 66	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%
67 – 71	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%
72 – 76	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%	7.95%
77+	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%	7.65%	7.85%	8.05%	8.25%	8.45%

CURRENT RETIREPAY CHARGES

The current RetirePay Charges applicable to your Contract are as follows:

•   Single Life Highest Anniversary Value Step-up Charge
•   Joint Life Highest Anniversary Value Step-up Charge
•   Single Life Highest Quarterly Value Step-up Charge
•   Joint Life Highest Quarterly Value Step-up Charge

1.45% 1.45% 1.60% 1.60%

The amount that is deducted from your Contract Value is equal to the RetirePay Charge multiplied by the Benefit Base. We may increase the RetirePay Charges effective on any Contract Anniversary, with prior notice, but the charges will never exceed the maximum RetirePay Charge. The maximum charge and additional information about the RetirePay Charge can be found in the “Additional Benefits — MassMutual RetirePaySM — RetirePay Charge” section of the current MassMutual Envision prospectus.

INVESTMENT ALLOCATION RESTRICTIONS

While RetirePay is in effect, your investment allocations are restricted.

You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.

MML Asset Allocation Sub-Accounts:

MML American Funds Core Allocation
MML Balanced Allocation
MML BlackRock iShares®  60/40
MML BlackRock iShares®  80/20
MML Blend
MML Conservative Allocation
MML Growth Allocation
MML Moderate Allocation

Custom Allocation Program:

Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available sub-accounts: MML Fidelity Institutional AM® Core Plus Bond MML Inflation-Protected and Income MML Managed Bond MML Short-Duration Bond MML U.S. Government Money Market
Allocation Category 2	40%	70%

Available sub-accounts:
American Funds Insurance Series® Global Small Capitalization
American Funds Insurance Series® New World®
American Funds Insurance Series® Washington Mutual Investors
Columbia Variable Portfolio - Contrarian Core
Janus Henderson Enterprise
Janus Henderson Overseas
Macquarie VIP Growth
MML  American Century Mid Cap Value
MML American Funds Growth
MML  Blue Chip Growth
MML Equity Income
MML Focused Equity
MML Foreign
MML Fundamental Equity
MML Global
MML Income & Growth
MML Invesco Small Cap Equity
MML Loomis Sayles Large Cap Growth
MML MFS International Equity
MML Mid Cap Growth
MML Small Cap Growth Equity

	Minimum Allocation	Maximum Allocation
Allocation Category 3	0%	30%

Available sub-accounts:
Fidelity® VIP Contrafund®
Fidelity® VIP Health Care
Fidelity® VIP Overseas
Fidelity® VIP Real Estate
Fidelity® VIP Strategic Income
Invesco V.I. Global Strategic Income
Invesco  V.I. International Growth
Janus Henderson Global Technology and Innovation
Macquarie VIP Asset Strategy
MML American Century Small Company Value
MML Equity
MML Invesco Discovery Mid Cap
MML Small/Mid Cap Value
MML Sustainable Equity
PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your RetirePay by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your RetirePay.

If you have any questions regarding this Rate Sheet, please contact us toll free at (800) 272-2216.

Please keep this Rate Sheet for future reference.

FOR CONTRACTS ISSUED IN NEW YORK ONLY

Rate Sheet Prospectus Supplement dated November 14, 2025
 to the Prospectus dated April 28, 2025, as supplemented
and the Initial Summary Prospectus dated April 28, 2025, as supplemented, for:

MassMutual EnvisionSM Variable Annuity
Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4

This Rate Sheet Prospectus Supplement (“Rate Sheet”) should be read carefully and retained with the Prospectus dated April 28, 2025, as supplemented, for the MassMutual EnvisionSM Variable Annuity. You may obtain a current Prospectus at www.MassMutual.com/Envision or by calling (800) 272-2216, sending an email request to ANNfax@MassMutual.com, or writing to MassMutual, PO Box 9067, Springfield, MA 01102-9067.

We are issuing this Rate Sheet to update the following information regarding the MassMutual RetirePaySM Guaranteed Lifetime Withdrawal Benefit (RetirePay):

•	Withdrawal Rates,

•	RetirePay Charges, and

•	Investment Allocation Restrictions

(collectively, referred to as the “RetirePay Terms.”)

The RetirePay Terms included in this Rate Sheet are effective for applications submitted on or after November 17, 2025 until a new Rate Sheet is issued that replaces and supersedes this Rate Sheet.

This Rate Sheet replaces and supersedes any previously issued Rate Sheet. This Rate Sheet has no specified end date. This Rate Sheet must be used in conjunction with an effective MassMutual EnvisionSM Variable Annuity Prospectus. For complete information about RetirePay, see the “Additional Benefits — MassMutual RetirePaySM” section in the MassMutual EnvisionSM Variable Annuity Prospectus.

If we change the RetirePay Terms, we will issue a new Rate Sheet. In the event we issue a new Rate Sheet, we will provide at least 10 business days’ notice of the effective date of the superseding Rate Sheet.

Rate Sheet Eligibility Conditions

Certain Rate Sheet eligibility conditions apply when we have issued a superseding Rate Sheet after you apply for your contract and prior to your issue date.

In order for the RetirePay Terms in this Rate Sheet to apply to your Contract, your necessary application information, including any applicable transfer form(s), must be submitted to an order entry system utilized to issue the Contract (“application submit date”) on or after November 17, 2025 and prior to the effective date of the superseding Rate Sheet.  For purposes of this process, the application submit date is also defined to include the date the application is signed if a paper application is necessary.

Application Information Submitted with a Purchase Payment

In addition to the submission of your necessary application information, we also require payment of at least the minimum initial Purchase Payment and the application information to be in Good Order within 10 business days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the  RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will cancel the application and return your Purchase Payment.

Application Information Submitted without a Purchase Payment

If you plan to pay the initial Purchase Payment with proceeds from an IRS Section 1035 exchange or direct transfer, your transfer form(s) and application information must be in Good Order within 10 Business Days after the application submit date. In addition, the initial Purchase Payment necessary to issue the Contract must be received within 90 calendar days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will inform you and request instructions regarding whether to issue the Contract with the RetirePay Terms in effect under the superseding Rate Sheet or cancel the application.

If you have not provided us with the requested instructions within 2 business days after we have received your Purchase Payment, we will return your Purchase Payment to the original source.

The requirement to have the necessary application information in Good Order within 10 Business Days for application information received with a Purchase Payment or without a Purchase Payment includes completion of the broker-dealer suitability review.

Rate Sheet Comparison Process

Subject to satisfying the Rate Sheet Eligibility Conditions established in this Rate Sheet, if after your application submit date and prior to your Issue Date, a subsequent Rate Sheet is issued with only beneficial changes to the RetirePay Terms, the subsequent Rate Sheet will apply. The changes will be considered to be beneficial unless any of the following occurs:

•	Withdrawal Rates have decreased,

•	RetirePay Charges have increased, or

•	Investment Allocation Restrictions have changed (unless the sole change to the Investment Allocation Restrictions is the addition of available investment options).

For example, if the RetirePay Charges have increased, you will receive the RetirePay Terms included in the Rate Sheet in effect on your application submit date even if the Withdrawal Rates have increased in the subsequent Rate Sheet.

You should not purchase RetirePay without first obtaining the applicable Rate Sheet. To obtain a current Rate Sheet:

•	Contact your financial advisor

•	Contact us toll-free at (800) 272-2216

•	Go to www.MassMutual.com/Envision

On the Guaranteed Lifetime Withdrawal Date, we will determine the Withdrawal Rate using the number of full Contract Years from the  RetirePay Issue Date until the Guaranteed Lifetime Withdrawal Date and the Age of the youngest Covered Person on the Guaranteed Lifetime Withdrawal Date. However, if the RetirePay Charge is increased and you elect the RetirePay Charge Increase Opt-Out prior to the youngest Covered Person attaining age 59½, the Withdrawal Rate is determined using the number of years from the  RetirePay Issue Date until the effective date of the RetirePay Charge Increase Opt-Out, and the date the youngest Covered Person attains age 59½.

Once the contract is issued, the Withdrawal Rates applicable to your Contract below will not change for the life of your Contract.

SINGLE LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	4.55%	4.75%	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%	6.55%
62 – 66	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%	7.20%
67 – 71	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%	7.65%	7.85%
72 – 76	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%	7.70%	7.90%	8.10%	8.30%	8.50%
77 – 81	7.15%	7.35%	7.55%	7.75%	7.95%	8.15%	8.35%	8.55%	8.75%	9.00%	9.20%
82 – 86		8.75%	8.95%	9.15%	9.35%	9.55%	9.75%	9.95%	10.15%	10.40%	10.60%
87 – 91							11.15%	11.35%	11.55%	11.80%	12.00%
92+											13.45%

JOINT LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	4.00%	4.20%	4.40%	4.60%	4.80%	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%
62 – 66	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%
67 – 71	5.30%	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%
72 – 76	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%	7.95%
77 – 81	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%	8.20%	8.45%	8.65%
82 – 86		8.20%	8.40%	8.60%	8.80%	9.00%	9.20%	9.40%	9.60%	9.85%	10.05%
87 – 91							10.60%	10.80%	11.00%	11.25%	11.45%
92+											12.90%

CURRENT RETIREPAY CHARGES

The current RetirePay Charges applicable to your Contract are as follows:

•   Single Life Highest Anniversary Value Step-up Charge
•   Joint Life Highest Anniversary Value Step-up Charge
•   Single Life Highest Quarterly Value Step-up Charge
•   Joint Life Highest Quarterly Value Step-up Charge

1.45% 1.45% 1.60% 1.60%

The amount that is deducted from your Contract Value is equal to the RetirePay Charge multiplied by the Benefit Base. We may increase the RetirePay Charges effective on any Contract Anniversary, with prior notice, but the charges will never exceed the maximum RetirePay Charge. The maximum charge and additional information about the RetirePay Charge can be found in the “Additional Benefits — MassMutual RetirePaySM — RetirePay Charge” section of the current MassMutual Envision prospectus.

INVESTMENT ALLOCATION RESTRICTIONS

While RetirePay is in effect, your investment allocations are restricted.

You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.

MML Asset Allocation Sub-Accounts:

MML American Funds Core Allocation
MML Balanced Allocation
MML BlackRock iShares®  60/40
MML BlackRock iShares®  80/20
MML Blend
MML Conservative Allocation
MML Growth Allocation
MML Moderate Allocation

Custom Allocation Program:

Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available sub-accounts: MML Fidelity Institutional AM® Core Plus Bond MML Inflation-Protected and Income MML Managed Bond MML Short-Duration Bond MML U.S. Government Money Market
Allocation Category 2	40%	70%

Available sub-accounts:
American Funds Insurance Series® Global Small Capitalization
American Funds Insurance Series® New World®
American Funds Insurance Series® Washington Mutual Investors
Columbia Variable Portfolio - Contrarian Core
Janus Henderson Enterprise
Janus Henderson Overseas
Macquarie VIP Growth
MML  American Century Mid Cap Value
MML American Funds Growth
MML  Blue Chip Growth
MML Equity Income
MML Focused Equity
MML Foreign
MML Fundamental Equity
MML Global
MML Income & Growth
MML Invesco Small Cap Equity
MML Loomis Sayles Large Cap Growth
MML MFS International Equity
MML Mid Cap Growth
MML Small Cap Growth Equity

	Minimum Allocation	Maximum Allocation
Allocation Category 3	0%	30%

Available sub-accounts:
Fidelity® VIP Contrafund®
Fidelity® VIP Health Care
Fidelity® VIP Overseas
Fidelity® VIP Real Estate
Fidelity® VIP Strategic Income
Invesco V.I. Global Strategic Income
Invesco  V.I. International Growth
Janus Henderson Global Technology and Innovation
Macquarie VIP Asset Strategy
MML American Century Small Company Value
MML Equity
MML Invesco Discovery Mid Cap
MML Small/Mid Cap Value
MML Sustainable Equity
PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your RetirePay by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. No change will be made without prior approval of the New York State Department of Financial Services. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your RetirePay.

If you have any questions regarding this Rate Sheet, please contact us toll free at (800) 272-2216.

Please keep this Rate Sheet for future reference.

FOR CONTRACTS ISSUED IN ALL STATES EXCEPT NEW YORK

Rate Sheet Prospectus Supplement dated September 22, 2025
to the Prospectus dated April 28, 2025,
and the Initial Summary Prospectus dated April 28, 2025, for:

MassMutual EnvisionSM Variable Annuity
Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4

This Rate Sheet Prospectus Supplement (“Rate Sheet”) should be read carefully and retained with the Prospectus dated April 28, 2025, for the  MassMutual EnvisionSM Variable Annuity. You may obtain a current Prospectus at  www.MassMutual.com/Envision or by calling (800) 272-2216, sending an email request to ANNfax@MassMutual.com, or writing to MassMutual, PO Box 9067, Springfield, MA 01102-9067.

We are issuing this Rate Sheet to update the following information regarding the MassMutual RetirePaySM Guaranteed Lifetime Withdrawal Benefit (RetirePay):

•	Withdrawal Rates,

•	Lifetime Guarantee Rates,

•	RetirePay Charges, and

•	Investment Allocation Restrictions

(collectively, referred to as the “RetirePay Terms.”)

The RetirePay Terms included in this Rate Sheet are effective for applications submitted on or after October 6, 2025 until a new Rate Sheet is issued that replaces and supersedes this Rate Sheet.

This Rate Sheet replaces and supersedes any previously issued Rate Sheet. This Rate Sheet has no specified end date. This Rate Sheet must be used in conjunction with an effective MassMutual EnvisionSM Variable Annuity Prospectus. For complete information about RetirePay, see the “Additional Benefits — MassMutual RetirePaySM” section in the MassMutual EnvisionSM Variable Annuity Prospectus.

If we change the RetirePay Terms, we will issue a new Rate Sheet. In the event we issue a new Rate Sheet, we will provide at least 10 business days’ notice of the effective date of the superseding Rate Sheet.

Rate Sheet Eligibility Conditions

Certain Rate Sheet eligibility conditions apply when we have issued a superseding Rate Sheet after you apply for your contract and prior to your issue date.

In order for the RetirePay Terms in this Rate Sheet to apply to your Contract, your necessary application information, including any applicable transfer form(s), must be submitted to an order entry system utilized to issue the Contract (“application submit date”) on or after October 6, 2025 and prior to the effective date of the superseding Rate Sheet.  For purposes of this process, the application submit date is also defined to include the date the application is signed if a paper application is necessary.

Application Information Submitted with a Purchase Payment

In addition to the submission of your necessary application information, we also require payment of at least the minimum initial Purchase Payment and the application information to be in Good Order within 10 business days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the  RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will cancel the application and return your Purchase Payment.

Application Information Submitted without a Purchase Payment

If you plan to pay the initial Purchase Payment with proceeds from an IRS Section 1035 exchange or direct transfer, your transfer form(s) and application information must be in Good Order within 10 Business Days after the application submit date. In addition, the initial Purchase Payment necessary to issue the Contract must be received within 90 calendar days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will inform you and request instructions regarding whether to issue the Contract with the RetirePay Terms in effect under the superseding Rate Sheet or cancel the application.

If you have not provided us with the requested instructions within 2 business days after we have received your Purchase Payment, we will return your Purchase Payment to the original source.

The requirement to have the necessary application information in Good Order within 10 Business Days for application information received with a Purchase Payment or without a Purchase Payment includes completion of the broker-dealer suitability review.

Rate Sheet Comparison Process

Subject to satisfying the Rate Sheet Eligibility Conditions established in this Rate Sheet, if after your application submit date and prior to your Issue Date, a subsequent Rate Sheet is issued with only beneficial changes to the RetirePay Terms, the subsequent Rate Sheet will apply. The changes will be considered to be beneficial unless any of the following occurs:

•	Withdrawal Rates and/or Lifetime Guarantee Rates have decreased,

•	RetirePay Charges have increased, or

•	Investment Allocation Restrictions have changed (unless the sole change to the Investment Allocation Restrictions is the addition of available investment options).

For example, if the RetirePay Charges have increased, you will receive the RetirePay Terms included in the Rate Sheet in effect on your application submit date even if the Withdrawal Rates and/or Lifetime Guarantee Rates have increased in the subsequent Rate Sheet.

You should not purchase RetirePay without first obtaining the applicable Rate Sheet. To obtain a current Rate Sheet:

•	Contact your financial advisor

•	Contact us toll-free at (800) 272-2216

•	Go to www.MassMutual.com/Envision

On the Guaranteed Lifetime Withdrawal Date, we will determine the Withdrawal Rate and the Lifetime Guarantee Rate using the number of full Contract Years from the RetirePay Issue Date until the Guaranteed Lifetime Withdrawal Date and the Age of the youngest Covered Person on the Guaranteed Lifetime Withdrawal Date. However, if the RetirePay Charge is increased and you elect the RetirePay Charge Increase Opt-Out prior to the youngest Covered Person attaining age 59½, the Withdrawal Rate is determined using the number of years from the  RetirePay Issue Date until the effective date of the RetirePay Charge Increase Opt-Out, and the date the youngest Covered Person attains age 59½.

The Withdrawal Rate applies when your Contract Value is greater than zero. The Lifetime Guarantee Rate applies when your Contract Value is zero. Once the contract is issued, the Withdrawal Rates and the Lifetime Guarantee Rates applicable to your Contract below will not change for the life of your Contract.

SINGLE LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%
62 – 66	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%
67 – 71	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%
72 – 76	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%	7.70%	7.90%	8.10%	8.30%	8.50%
77+	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%	8.20%	8.40%	8.60%	8.80%	9.00%

JOINT LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	4.45%	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%
62 – 66	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%
67 – 71	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%
72 – 76	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%	7.95%
77+	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%	7.65%	7.85%	8.05%	8.25%	8.45%

SINGLE LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%
62 – 66	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%
67 – 71	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%
72 – 76	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%	7.70%	7.90%	8.10%	8.30%	8.50%
77+	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%	8.20%	8.40%	8.60%	8.80%	9.00%

JOINT LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	4.45%	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%
62 – 66	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%
67 – 71	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%
72 – 76	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%	7.95%
77+	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%	7.65%	7.85%	8.05%	8.25%	8.45%

CURRENT RETIREPAY CHARGES

The current RetirePay Charges applicable to your Contract are as follows:

•   Single Life Highest Anniversary Value Step-up Charge
•   Joint Life Highest Anniversary Value Step-up Charge
•   Single Life Highest Quarterly Value Step-up Charge
•   Joint Life Highest Quarterly Value Step-up Charge

1.45% 1.45% 1.60% 1.60%

The amount that is deducted from your Contract Value is equal to the RetirePay Charge multiplied by the Benefit Base. We may increase the RetirePay Charges effective on any Contract Anniversary, with prior notice, but the charges will never exceed the maximum RetirePay Charge. The maximum charge and additional information about the RetirePay Charge can be found in the “Additional Benefits — MassMutual RetirePaySM — RetirePay Charge” section of the current MassMutual Envision prospectus.

INVESTMENT ALLOCATION RESTRICTIONS

While RetirePay is in effect, your investment allocations are restricted.

You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.

MML Asset Allocation Sub-Accounts:

MML American Funds Core Allocation
MML Balanced Allocation
MML Blend
MML Conservative Allocation
MML Growth Allocation
MML iShares® 80/20 Allocation
MML iShares® 60/40 Allocation
MML Moderate Allocation

Custom Allocation Program:

Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available sub-accounts: MML Inflation-Protected and Income MML Managed Bond MML Short-Duration Bond MML Total Return Bond MML U.S. Government Money Market
Allocation Category 2	40%	70%

Available sub-accounts:
American Funds Insurance Series® Global Small Capitalization
American Funds Insurance Series® New World®
American Funds Insurance Series® Washington Mutual Investors
Columbia Variable Portfolio - Contrarian Core
Janus Henderson Enterprise
Janus Henderson Overseas
Macquarie VIP Growth
MML  American Funds Growth
MML  Blue Chip Growth
MML Equity Income
MML Focused Equity
MML Foreign
MML Fundamental Equity
MML Global
MML Income & Growth
MML International Equity
MML Large Cap Growth
MML Mid Cap Growth
MML Mid Cap Value
MML Small Cap Equity
MML Small Cap Growth Equity
Vest US Large Cap 10% Buffer Strategies VI

	Minimum Allocation	Maximum Allocation
Allocation Category 3	0%	30%

Available sub-accounts:
Fidelity® VIP Contrafund®
Fidelity® VIP Health Care
Fidelity® VIP Overseas
Fidelity® VIP Real Estate
Fidelity® VIP Strategic Income
Invesco V.I. Discovery Mid Cap Growth
Invesco V.I. Global Strategic Income
Invesco  V.I. International Growth
Janus Henderson Global Technology and Innovation
Macquarie VIP Asset Strategy
MML Equity
MML Small Company Value
MML Small/Mid Cap Value
MML Sustainable Equity
PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your RetirePay by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your RetirePay.

If you have any questions regarding this Rate Sheet, please contact us toll free at (800) 272-2216.

Please keep this Rate Sheet for future reference.

FOR CONTRACTS ISSUED IN NEW YORK ONLY

Rate Sheet Prospectus Supplement dated September 22, 2025
 to the Prospectus dated April 28, 2025, as supplemented
and the Initial Summary Prospectus dated April 28, 2025, as supplemented, for:

MassMutual EnvisionSM Variable Annuity
Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4

This Rate Sheet Prospectus Supplement (“Rate Sheet”) should be read carefully and retained with the Prospectus dated April 28, 2025, as supplemented, for the MassMutual EnvisionSM Variable Annuity. You may obtain a current Prospectus at www.MassMutual.com/Envision or by calling (800) 272-2216, sending an email request to ANNfax@MassMutual.com, or writing to MassMutual, PO Box 9067, Springfield, MA 01102-9067.

We are issuing this Rate Sheet to update the following information regarding the MassMutual RetirePaySM Guaranteed Lifetime Withdrawal Benefit (RetirePay):

•	Withdrawal Rates,

•	RetirePay Charges, and

•	Investment Allocation Restrictions

(collectively, referred to as the “RetirePay Terms.”)

The RetirePay Terms included in this Rate Sheet are effective for applications submitted on or after October 6, 2025 until a new Rate Sheet is issued that replaces and supersedes this Rate Sheet.

This Rate Sheet replaces and supersedes any previously issued Rate Sheet. This Rate Sheet has no specified end date. This Rate Sheet must be used in conjunction with an effective MassMutual EnvisionSM Variable Annuity Prospectus. For complete information about RetirePay, see the “Additional Benefits — MassMutual RetirePaySM” section in the MassMutual EnvisionSM Variable Annuity Prospectus.

If we change the RetirePay Terms, we will issue a new Rate Sheet. In the event we issue a new Rate Sheet, we will provide at least 10 business days’ notice of the effective date of the superseding Rate Sheet.

Rate Sheet Eligibility Conditions

Certain Rate Sheet eligibility conditions apply when we have issued a superseding Rate Sheet after you apply for your contract and prior to your issue date.

In order for the RetirePay Terms in this Rate Sheet to apply to your Contract, your necessary application information, including any applicable transfer form(s), must be submitted to an order entry system utilized to issue the Contract (“application submit date”) on or after October 6, 2025 and prior to the effective date of the superseding Rate Sheet.  For purposes of this process, the application submit date is also defined to include the date the application is signed if a paper application is necessary.

Application Information Submitted with a Purchase Payment

In addition to the submission of your necessary application information, we also require payment of at least the minimum initial Purchase Payment and the application information to be in Good Order within 10 business days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the  RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will cancel the application and return your Purchase Payment.

Application Information Submitted without a Purchase Payment

If you plan to pay the initial Purchase Payment with proceeds from an IRS Section 1035 exchange or direct transfer, your transfer form(s) and application information must be in Good Order within 10 Business Days after the application submit date. In addition, the initial Purchase Payment necessary to issue the Contract must be received within 90 calendar days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will inform you and request instructions regarding whether to issue the Contract with the RetirePay Terms in effect under the superseding Rate Sheet or cancel the application.

If you have not provided us with the requested instructions within 2 business days after we have received your Purchase Payment, we will return your Purchase Payment to the original source.

The requirement to have the necessary application information in Good Order within 10 Business Days for application information received with a Purchase Payment or without a Purchase Payment includes completion of the broker-dealer suitability review.

Rate Sheet Comparison Process

Subject to satisfying the Rate Sheet Eligibility Conditions established in this Rate Sheet, if after your application submit date and prior to your Issue Date, a subsequent Rate Sheet is issued with only beneficial changes to the RetirePay Terms, the subsequent Rate Sheet will apply. The changes will be considered to be beneficial unless any of the following occurs:

•	Withdrawal Rates have decreased,

•	RetirePay Charges have increased, or

•	Investment Allocation Restrictions have changed (unless the sole change to the Investment Allocation Restrictions is the addition of available investment options).

For example, if the RetirePay Charges have increased, you will receive the RetirePay Terms included in the Rate Sheet in effect on your application submit date even if the Withdrawal Rates have increased in the subsequent Rate Sheet.

You should not purchase RetirePay without first obtaining the applicable Rate Sheet. To obtain a current Rate Sheet:

•	Contact your financial advisor

•	Contact us toll-free at (800) 272-2216

•	Go to www.MassMutual.com/Envision

On the Guaranteed Lifetime Withdrawal Date, we will determine the Withdrawal Rate using the number of full Contract Years from the  RetirePay Issue Date until the Guaranteed Lifetime Withdrawal Date and the Age of the youngest Covered Person on the Guaranteed Lifetime Withdrawal Date. However, if the RetirePay Charge is increased and you elect the RetirePay Charge Increase Opt-Out prior to the youngest Covered Person attaining age 59½, the Withdrawal Rate is determined using the number of years from the  RetirePay Issue Date until the effective date of the RetirePay Charge Increase Opt-Out, and the date the youngest Covered Person attains age 59½.

Once the contract is issued, the Withdrawal Rates applicable to your Contract below will not change for the life of your Contract.

SINGLE LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	4.55%	4.75%	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%	6.55%
62 – 66	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%	7.20%
67 – 71	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%	7.65%	7.85%
72 – 76	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%	7.70%	7.90%	8.10%	8.30%	8.50%
77 – 81	7.15%	7.35%	7.55%	7.75%	7.95%	8.15%	8.35%	8.55%	8.75%	9.00%	9.20%
82 – 86		8.75%	8.95%	9.15%	9.35%	9.55%	9.75%	9.95%	10.15%	10.40%	10.60%
87 – 91							11.15%	11.35%	11.55%	11.80%	12.00%
92+											13.45%

JOINT LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	4.00%	4.20%	4.40%	4.60%	4.80%	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%
62 – 66	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%
67 – 71	5.30%	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%
72 – 76	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%	7.95%
77 – 81	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%	8.20%	8.45%	8.65%
82 – 86		8.20%	8.40%	8.60%	8.80%	9.00%	9.20%	9.40%	9.60%	9.85%	10.05%
87 – 91							10.60%	10.80%	11.00%	11.25%	11.45%
92+											12.90%

CURRENT RETIREPAY CHARGES

The current RetirePay Charges applicable to your Contract are as follows:

•   Single Life Highest Anniversary Value Step-up Charge
•   Joint Life Highest Anniversary Value Step-up Charge
•   Single Life Highest Quarterly Value Step-up Charge
•   Joint Life Highest Quarterly Value Step-up Charge

1.45% 1.45% 1.60% 1.60%

The amount that is deducted from your Contract Value is equal to the RetirePay Charge multiplied by the Benefit Base. We may increase the RetirePay Charges effective on any Contract Anniversary, with prior notice, but the charges will never exceed the maximum RetirePay Charge. The maximum charge and additional information about the RetirePay Charge can be found in the “Additional Benefits — MassMutual RetirePaySM — RetirePay Charge” section of the current MassMutual Envision prospectus.

INVESTMENT ALLOCATION RESTRICTIONS

While RetirePay is in effect, your investment allocations are restricted.

You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.

MML Asset Allocation Sub-Accounts:

MML American Funds Core Allocation
MML Balanced Allocation
MML Blend
MML Conservative Allocation
MML Growth Allocation
MML iShares® 80/20 Allocation
MML iShares® 60/40 Allocation
MML Moderate Allocation

Custom Allocation Program:

Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available sub-accounts: MML Inflation-Protected and Income MML Managed Bond MML Short-Duration Bond MML Total Return Bond MML U.S. Government Money Market
Allocation Category 2	40%	70%

Available sub-accounts:
American Funds Insurance Series® Global Small Capitalization
American Funds Insurance Series® New World®
American Funds Insurance Series® Washington Mutual Investors
Columbia Variable Portfolio - Contrarian Core
Janus Henderson Enterprise
Janus Henderson Overseas
Macquarie VIP Growth
MML  American Funds Growth
MML  Blue Chip Growth
MML Equity Income
MML Focused Equity
MML Foreign
MML Fundamental Equity
MML Global
MML Income & Growth
MML International Equity
MML Large Cap Growth
MML Mid Cap Growth
MML Mid Cap Value
MML Small Cap Equity
MML Small Cap Growth Equity

	Minimum Allocation	Maximum Allocation
Allocation Category 3	0%	30%

Available sub-accounts:
Fidelity® VIP Contrafund®
Fidelity® VIP Health Care
Fidelity® VIP Overseas
Fidelity® VIP Real Estate
Fidelity® VIP Strategic Income
Invesco V.I. Discovery Mid Cap Growth
Invesco V.I. Global Strategic Income
Invesco  V.I. International Growth
Janus Henderson Global Technology and Innovation
Macquarie VIP Asset Strategy
MML Equity
MML Small Company Value
MML Small/Mid Cap Value
MML Sustainable Equity
PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your RetirePay by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. No change will be made without prior approval of the New York State Department of Financial Services. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your RetirePay.

If you have any questions regarding this Rate Sheet, please contact us toll free at (800) 272-2216.

Please keep this Rate Sheet for future reference.

FOR CONTRACTS ISSUED IN NEW YORK ONLY

Rate Sheet Prospectus Supplement dated June 30, 2025
 to the Prospectus dated April 28, 2025, as supplemented
and the Initial Summary Prospectus dated April 28, 2025, as supplemented, for:

MassMutual EnvisionSM Variable Annuity
Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4

This Rate Sheet Prospectus Supplement (“Rate Sheet”) should be read carefully and retained with the Prospectus dated April 28, 2025, as supplemented, for the MassMutual EnvisionSM Variable Annuity. You may obtain a current Prospectus at www.MassMutual.com/Envision or by calling (800) 272-2216, sending an email request to ANNfax@MassMutual.com, or writing to MassMutual, PO Box 9067, Springfield, MA 01102-9067.

We are issuing this Rate Sheet to update the following information regarding the MassMutual RetirePaySM Guaranteed Lifetime Withdrawal Benefit (RetirePay):

•	Withdrawal Rates,

•	RetirePay Charges, and

•	Investment Allocation Restrictions

(collectively, referred to as the “RetirePay Terms.”)

The RetirePay Terms included in this Rate Sheet are effective for applications submitted on or after July 14, 2025 until a new Rate Sheet is issued that replaces and supersedes this Rate Sheet.

This Rate Sheet replaces and supersedes any previously issued Rate Sheet. This Rate Sheet has no specified end date. This Rate Sheet must be used in conjunction with an effective MassMutual EnvisionSM Variable Annuity Prospectus. For complete information about RetirePay, see the “Additional Benefits — MassMutual RetirePaySM” section in the MassMutual EnvisionSM Variable Annuity Prospectus.

If we change the RetirePay Terms, we will issue a new Rate Sheet. In the event we issue a new Rate Sheet, we will provide at least 10 business days’ notice of the effective date of the superseding Rate Sheet.

Rate Sheet Eligibility Conditions

Certain Rate Sheet eligibility conditions apply when we have issued a superseding Rate Sheet after you apply for your contract and prior to your issue date.

In order for the RetirePay Terms in this Rate Sheet to apply to your Contract, your necessary application information, including any applicable transfer form(s), must be submitted to an order entry system utilized to issue the Contract (“application submit date”) on or after July 14, 2025 and prior to the effective date of the superseding Rate Sheet.  For purposes of this process, the application submit date is also defined to include the date the application is signed if a paper application is necessary.

Application Information Submitted with a Purchase Payment

In addition to the submission of your necessary application information, we also require payment of at least the minimum initial Purchase Payment and the application information to be in Good Order within 10 business days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the  RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will cancel the application and return your Purchase Payment.

Application Information Submitted without a Purchase Payment

If you plan to pay the initial Purchase Payment with proceeds from an IRS Section 1035 exchange or direct transfer, your transfer form(s) and application information must be in Good Order within 10 Business Days after the application submit date. In addition, the initial Purchase Payment necessary to issue the Contract must be received within 90 calendar days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will inform you and request instructions regarding whether to issue the Contract with the RetirePay Terms in effect under the superseding Rate Sheet or cancel the application.

If you have not provided us with the requested instructions within 2 business days after we have received your Purchase Payment, we will return your Purchase Payment to the original source.

The requirement to have the necessary application information in Good Order within 10 Business Days for application information received with a Purchase Payment or without a Purchase Payment includes completion of the broker-dealer suitability review.

Rate Sheet Comparison Process

Subject to satisfying the Rate Sheet Eligibility Conditions established in this Rate Sheet, if after your application submit date and prior to your Issue Date, a subsequent Rate Sheet is issued with only beneficial changes to the RetirePay Terms, the subsequent Rate Sheet will apply. The changes will be considered to be beneficial unless any of the following occurs:

•	Withdrawal Rates have decreased,

•	RetirePay Charges have increased, or

•	Investment Allocation Restrictions have changed (unless the sole change to the Investment Allocation Restrictions is the addition of available investment options).

For example, if the RetirePay Charges have increased, you will receive the RetirePay Terms included in the Rate Sheet in effect on your application submit date even if the Withdrawal Rates have increased in the subsequent Rate Sheet.

You should not purchase RetirePay without first obtaining the applicable Rate Sheet. To obtain a current Rate Sheet:

•	Contact your financial advisor

•	Contact us toll-free at (800) 272-2216

•	Go to www.MassMutual.com/Envision

On the Guaranteed Lifetime Withdrawal Date, we will determine the Withdrawal Rate using the number of full Contract Years from the  RetirePay Issue Date until the Guaranteed Lifetime Withdrawal Date and the Age of the youngest Covered Person on the Guaranteed Lifetime Withdrawal Date. However, if the RetirePay Charge is increased and you elect the RetirePay Charge Increase Opt-Out prior to the youngest Covered Person attaining age 59½, the Withdrawal Rate is determined using the number of years from the  RetirePay Issue Date until the effective date of the RetirePay Charge Increase Opt-Out, and the date the youngest Covered Person attains age 59½.

Once the contract is issued, the Withdrawal Rates applicable to your Contract below will not change for the life of your Contract.

SINGLE LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	4.35%	4.55%	4.75%	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%
62 – 66	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%
67 – 71	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%	7.65%
72 – 76	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%	7.70%	7.90%	8.10%	8.30%
77 – 81	6.95%	7.15%	7.35%	7.55%	7.75%	7.95%	8.15%	8.35%	8.55%	8.75%	9.00%
82 – 86		8.55%	8.75%	8.95%	9.15%	9.35%	9.55%	9.75%	9.95%	10.15%	10.40%
87 – 91							10.95%	11.15%	11.35%	11.55%	11.80%
92+											13.25%

JOINT LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	3.80%	4.00%	4.20%	4.40%	4.60%	4.80%	5.00%	5.20%	5.40%	5.60%	5.80%
62 – 66	4.45%	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%
67 – 71	5.10%	5.30%	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%
72 – 76	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%
77 – 81	6.40%	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%	8.20%	8.45%
82 – 86		8.00%	8.20%	8.40%	8.60%	8.80%	9.00%	9.20%	9.40%	9.60%	9.85%
87 – 91							10.40%	10.60%	10.80%	11.00%	11.25%
92+											12.70%

CURRENT RETIREPAY CHARGES

The current RetirePay Charges applicable to your Contract are as follows:

•   Single Life Highest Anniversary Value Step-up Charge
•   Joint Life Highest Anniversary Value Step-up Charge
•   Single Life Highest Quarterly Value Step-up Charge
•   Joint Life Highest Quarterly Value Step-up Charge

1.45% 1.45% 1.60% 1.60%

The amount that is deducted from your Contract Value is equal to the RetirePay Charge multiplied by the Benefit Base. We may increase the RetirePay Charges effective on any Contract Anniversary, with prior notice, but the charges will never exceed the maximum RetirePay Charge. The maximum charge and additional information about the RetirePay Charge can be found in the “Additional Benefits — MassMutual RetirePaySM — RetirePay Charge” section of the current MassMutual Envision prospectus.

INVESTMENT ALLOCATION RESTRICTIONS

While RetirePay is in effect, your investment allocations are restricted.

You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.

MML Asset Allocation Sub-Accounts:

MML American Funds Core Allocation
MML Balanced Allocation
MML Blend
MML Conservative Allocation
MML Growth Allocation
MML iShares® 80/20 Allocation
MML iShares® 60/40 Allocation
MML Moderate Allocation

Custom Allocation Program:

Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available sub-accounts: MML Inflation-Protected and Income MML Managed Bond MML Short-Duration Bond MML Total Return Bond MML U.S. Government Money Market
Allocation Category 2	40%	70%

Available sub-accounts:
American Funds Insurance Series® Global Small Capitalization
American Funds Insurance Series® New World®
American Funds Insurance Series® Washington Mutual Investors
Columbia Variable Portfolio - Contrarian Core
Janus Henderson Enterprise
Janus Henderson Overseas
Macquarie VIP Growth
MML  American Funds Growth
MML  Blue Chip Growth
MML Equity Income
MML Focused Equity
MML Foreign
MML Fundamental Equity
MML Global
MML Income & Growth
MML International Equity
MML Large Cap Growth
MML Mid Cap Growth
MML Mid Cap Value
MML Small Cap Equity
MML Small Cap Growth Equity

	Minimum Allocation	Maximum Allocation
Allocation Category 3	0%	30%

Available sub-accounts:
Fidelity® VIP Contrafund®
Fidelity® VIP Health Care
Fidelity® VIP Overseas
Fidelity® VIP Real Estate
Fidelity® VIP Strategic Income
Invesco V.I. Discovery Mid Cap Growth
Invesco V.I. Global Strategic Income
Invesco Oppenheimer V.I. International Growth
Janus Henderson Global Technology and Innovation
Macquarie VIP Asset Strategy
MML Equity
MML Small Company Value
MML Small/Mid Cap Value
MML Sustainable Equity
PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your RetirePay by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. No change will be made without prior approval of the New York State Department of Financial Services. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your RetirePay.

If you have any questions regarding this Rate Sheet, please contact us toll free at (800) 272-2216.

Please keep this Rate Sheet for future reference.

FOR CONTRACTS ISSUED IN NEW YORK ONLY

Rate Sheet Prospectus Supplement dated April 28, 2025
 to the Prospectus dated April 28, 2025,
and the Initial Summary Prospectus dated April 28, 2025, for:

MassMutual EnvisionSM Variable Annuity
Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4

This Rate Sheet Prospectus Supplement (“Rate Sheet”) should be read carefully and retained with the Prospectus dated April 28, 2025, as supplemented, for the MassMutual EnvisionSM Variable Annuity. You may obtain a current Prospectus at www.MassMutual.com/Envision or by calling (800) 272-2216, sending an email request to ANNfax@MassMutual.com, or writing to MassMutual, PO Box 9067, Springfield, MA 01102-9067.

We are issuing this Rate Sheet to update the following information regarding the MassMutual RetirePaySM Guaranteed Lifetime Withdrawal Benefit (RetirePay):

•	Withdrawal Rates,

•	RetirePay Charges, and

•	Investment Allocation Restrictions

(collectively, referred to as the “RetirePay Terms.”)

The RetirePay Terms included in this Rate Sheet are effective for applications submitted on or after April 28, 2025 until a new Rate Sheet is issued that replaces and supersedes this Rate Sheet.

This Rate Sheet replaces and supersedes any previously issued Rate Sheet. This Rate Sheet has no specified end date. This Rate Sheet must be used in conjunction with an effective MassMutual EnvisionSM Variable Annuity Prospectus. For complete information about RetirePay, see the “Additional Benefits — MassMutual RetirePaySM” section in the MassMutual EnvisionSM Variable Annuity Prospectus.

If we change the RetirePay Terms, we will issue a new Rate Sheet. In the event we issue a new Rate Sheet, we will provide at least 10 business days’ notice of the effective date of the superseding Rate Sheet.

Rate Sheet Eligibility Conditions

Certain Rate Sheet eligibility conditions apply when we have issued a superseding Rate Sheet after you apply for your contract and prior to your issue date.

In order for the RetirePay Terms in this Rate Sheet to apply to your Contract, your necessary application information, including any applicable transfer form(s), must be submitted to an order entry system utilized to issue the Contract (“application submit date”) on or after April 28, 2025 and prior to the effective date of the superseding Rate Sheet. For purposes of this process, the application submit date is also defined to include the date the application is signed if a paper application is necessary.

Application Information Submitted with a Purchase Payment

In addition to the submission of your necessary application information, we also require payment of at least the minimum initial Purchase Payment and the application information to be in Good Order within 10 business days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the  RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will cancel the application and return your Purchase Payment.

Application Information Submitted without a Purchase Payment

If you plan to pay the initial Purchase Payment with proceeds from an IRS Section 1035 exchange or direct transfer, your transfer form(s) and application information must be in Good Order within 10 Business Days after the application submit date. In addition, the initial Purchase Payment necessary to issue the Contract must be received within 90 calendar days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will inform you and request instructions regarding whether to issue the Contract with the RetirePay Terms in effect under the superseding Rate Sheet or cancel the application.

If you have not provided us with the requested instructions within 2 business days after we have received your Purchase Payment, we will return your Purchase Payment to the original source.

The requirement to have the necessary application information in Good Order within 10 Business Days for application information received with a Purchase Payment or without a Purchase Payment includes completion of the broker-dealer suitability review.

Rate Sheet Comparison Process

Subject to satisfying the Rate Sheet Eligibility Conditions established in this Rate Sheet, if after your application submit date and prior to your Issue Date, a subsequent Rate Sheet is issued with only beneficial changes to the RetirePay Terms, the subsequent Rate Sheet will apply. The changes will be considered to be beneficial unless any of the following occurs:

•	Withdrawal Rates have decreased,

•	RetirePay Charges have increased, or

•	Investment Allocation Restrictions have changed (unless the sole change to the Investment Allocation Restrictions is the addition of available investment options).

For example, if the RetirePay Charges have increased, you will receive the RetirePay Terms included in the Rate Sheet in effect on your application submit date even if the Withdrawal Rates have increased in the subsequent Rate Sheet.

You should not purchase RetirePay without first obtaining the applicable Rate Sheet. To obtain a current Rate Sheet:

•	Contact your financial advisor

•	Contact us toll-free at (800) 272-2216

•	Go to www.MassMutual.com/Envision

On the Guaranteed Lifetime Withdrawal Date, we will determine the Withdrawal Rate using the number of full Contract Years from the  RetirePay Issue Date until the Guaranteed Lifetime Withdrawal Date and the Age of the youngest Covered Person on the Guaranteed Lifetime Withdrawal Date. However, if the RetirePay Charge is increased and you elect the RetirePay Charge Increase Opt-Out prior to the youngest Covered Person attaining age 59½, the Withdrawal Rate is determined using the number of years from the  RetirePay Issue Date until the effective date of the RetirePay Charge Increase Opt-Out, and the date the youngest Covered Person attains age 59½.

Once the contract is issued, the Withdrawal Rates applicable to your Contract below will not change for the life of your Contract.

SINGLE LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	4.35%	4.55%	4.75%	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%
62 – 66	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%
67 – 71	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%	7.65%
72 – 76	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%	7.70%	7.90%	8.10%	8.30%
77 – 81	6.95%	7.15%	7.35%	7.55%	7.75%	7.95%	8.15%	8.35%	8.55%	8.75%	9.00%
82 – 86			8.75%	8.95%	9.15%	9.35%	9.55%	9.75%	9.95%	10.15%	10.40%
87 – 91								11.15%	11.35%	11.55%	11.80%
92+											13.25%

JOINT LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	3.80%	4.00%	4.20%	4.40%	4.60%	4.80%	5.00%	5.20%	5.40%	5.60%	5.80%
62 – 66	4.45%	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%
67 – 71	5.10%	5.30%	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%
72 – 76	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%
77 – 81	6.40%	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%	8.20%	8.45%
82 – 86			8.20%	8.40%	8.60%	8.80%	9.00%	9.20%	9.40%	9.60%	9.85%
87 – 91								10.60%	10.80%	11.00%	11.25%
92+											12.70%

CURRENT RETIREPAY CHARGES

The current RetirePay Charges applicable to your Contract are as follows:

•   Single Life Highest Anniversary Value Step-up Charge
•   Joint Life Highest Anniversary Value Step-up Charge
•   Single Life Highest Quarterly Value Step-up Charge
•   Joint Life Highest Quarterly Value Step-up Charge

1.45% 1.45% 1.60% 1.60%

The amount that is deducted from your Contract Value is equal to the RetirePay Charge multiplied by the Benefit Base. We may increase the RetirePay Charges effective on any Contract Anniversary, with prior notice, but the charges will never exceed the maximum RetirePay Charge. The maximum charge and additional information about the RetirePay Charge can be found in the “Additional Benefits — MassMutual RetirePaySM  — RetirePay Charge” section of the current MassMutual Envision prospectus.

INVESTMENT ALLOCATION RESTRICTIONS

While RetirePay is in effect, your investment allocations are restricted.

You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.

MML Asset Allocation Sub-Accounts:

MML American Funds Core Allocation
MML Balanced Allocation
MML Blend
MML Conservative Allocation
MML Growth Allocation
MML iShares® 80/20 Allocation
MML iShares® 60/40 Allocation
MML Moderate Allocation

Custom Allocation Program:

Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available sub-accounts: MML Inflation-Protected and Income MML Managed Bond MML Short-Duration Bond MML Total Return Bond MML U.S. Government Money Market
Allocation Category 2	40%	70%

Available sub-accounts:
American Funds Insurance Series® Global Small Capitalization
American Funds Insurance Series® New World®
American Funds Insurance Series® Washington Mutual Investors
Columbia Variable Portfolio - Contrarian Core
Janus Henderson Enterprise
Janus Henderson Overseas
Macquarie VIP Growth
MML  American Funds Growth
MML  Blue Chip Growth
MML Equity Income
MML Focused Equity
MML Foreign
MML Fundamental Equity
MML Global
MML Income & Growth
MML International Equity
MML Large Cap Growth
MML Mid Cap Growth
MML Mid Cap Value
MML Small Cap Equity
MML Small Cap Growth Equity

	Minimum Allocation	Maximum Allocation
Allocation Category 3	0%	30%

Available sub-accounts:
Fidelity® VIP Contrafund®
Fidelity® VIP Health Care
Fidelity® VIP Overseas
Fidelity® VIP Real Estate
Fidelity® VIP Strategic Income
Invesco V.I. Discovery Mid Cap Growth
Invesco V.I. Global Strategic Income
Invesco Oppenheimer V.I. International Growth
Janus Henderson Global Technology and Innovation
Macquarie VIP Asset Strategy
MML Equity
MML Small Company Value
MML Small/Mid Cap Value
MML Sustainable Equity
PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your RetirePay by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. No change will be made without prior approval of the New York State Department of Financial Services. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your RetirePay.

If you have any questions regarding this Rate Sheet, please contact us toll free at (800) 272-2216.

Please keep this Rate Sheet for future reference.

FOR CONTRACTS ISSUED IN ALL STATES EXCEPT NEW YORK

Rate Sheet Prospectus Supplement dated February 24, 2025
to the Prospectus dated April 29, 2024, as supplemented,
and the Initial Summary Prospectus dated April 29, 2024, as supplemented, for:

MassMutual EnvisionSM Variable Annuity
Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4

This Rate Sheet Prospectus Supplement (“Rate Sheet”) should be read carefully and retained with the Prospectus dated April 29, 2024, as supplemented, for the MassMutual EnvisionSM Variable Annuity. You may obtain a current Prospectus at  www.MassMutual.com/Envision or by calling (800) 272-2216, sending an email request to ANNfax@MassMutual.com, or writing to MassMutual, PO Box 9067, Springfield, MA 01102-9067.

We are issuing this Rate Sheet to update the following information regarding the MassMutual RetirePaySM Guaranteed Lifetime Withdrawal Benefit (RetirePay):

•	Withdrawal Rates,

•	Lifetime Guarantee Rates,

•	RetirePay Charges, and

•	Investment Allocation Restrictions

(collectively, referred to as the “RetirePay Terms.”)

The RetirePay Terms included in this Rate Sheet are effective for applications submitted on or after March 10, 2025 until a new Rate Sheet is issued that replaces and supersedes this Rate Sheet.

This Rate Sheet replaces and supersedes any previously issued Rate Sheet. This Rate Sheet has no specified end date. This Rate Sheet must be used in conjunction with an effective MassMutual EnvisionSM Variable Annuity Prospectus. For complete information about RetirePay, see the “Additional Benefits — MassMutual RetirePaySM” section in the MassMutual EnvisionSM Variable Annuity Prospectus.

If we change the RetirePay Terms, we will issue a new Rate Sheet. In the event we issue a new Rate Sheet, we will provide at least 10 business days’ notice of the effective date of the superseding Rate Sheet.

Rate Sheet Eligibility Conditions

Certain Rate Sheet eligibility conditions apply when we have issued a superseding Rate Sheet after you apply for your contract and prior to your issue date.

In order for the RetirePay Terms in this Rate Sheet to apply to your Contract, your necessary application information, including any applicable transfer form(s), must be submitted to an order entry system utilized to issue the Contract (“application submit date”) on or after March 10, 2025 and prior to the effective date of the superseding Rate Sheet. For purposes of this process, the application submit date is also defined to include the date the application is signed if a paper application is necessary.

Application Information Submitted with a Purchase Payment

In addition to the submission of your necessary application information, we also require payment of at least the minimum initial Purchase Payment and the application information to be in Good Order within 10 business days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the  RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will cancel the application and return your Purchase Payment.

Application Information Submitted without a Purchase Payment

If you plan to pay the initial Purchase Payment with proceeds from an IRS Section 1035 exchange or direct transfer, your transfer form(s) and application information must be in Good Order within 10 Business Days after the application submit date. In addition, the initial Purchase Payment necessary to issue the Contract must be received within 90 calendar days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will inform you and request instructions regarding whether to issue the Contract with the RetirePay Terms in effect under the superseding Rate Sheet or cancel the application.

If you have not provided us with the requested instructions within 2 business days after we have received your Purchase Payment, we will return your Purchase Payment to the original source.

The requirement to have the necessary application information in Good Order within 10 Business Days for application information received with a Purchase Payment or without a Purchase Payment includes completion of the broker-dealer suitability review.

Rate Sheet Comparison Process

Subject to satisfying the Rate Sheet Eligibility Conditions established in this Rate Sheet, if after your application submit date and prior to your Issue Date, a subsequent Rate Sheet is issued with only beneficial changes to the RetirePay Terms, the subsequent Rate Sheet will apply. The changes will be considered to be beneficial unless any of the following occurs:

•	Withdrawal Rates and/or Lifetime Guarantee Rates have decreased,

•	RetirePay Charges have increased, or

•	Investment Allocation Restrictions have changed (unless the sole change to the Investment Allocation Restrictions is the addition of available investment options).

For example, if the RetirePay Charges have increased, you will receive the RetirePay Terms included in the Rate Sheet in effect on your application submit date even if the Withdrawal Rates and/or Lifetime Guarantee Rates have increased in the subsequent Rate Sheet.

You should not purchase RetirePay without first obtaining the applicable Rate Sheet. To obtain a current Rate Sheet:

•	Contact your financial advisor

•	Contact us toll-free at (800) 272-2216

•	Go to www.MassMutual.com/Envision

On the Guaranteed Lifetime Withdrawal Date, we will determine the Withdrawal Rate and the Lifetime Guarantee Rate using the number of full Contract Years from the RetirePay Issue Date until the Guaranteed Lifetime Withdrawal Date and the Age of the youngest Covered Person on the Guaranteed Lifetime Withdrawal Date. However, if the RetirePay Charge is increased and you elect the RetirePay Charge Increase Opt-Out prior to the youngest Covered Person attaining age 59½, the Withdrawal Rate is determined using the number of years from the  RetirePay Issue Date until the effective date of the RetirePay Charge Increase Opt-Out, and the date the youngest Covered Person attains age 59½.

The Withdrawal Rate applies when your Contract Value is greater than zero. The Lifetime Guarantee Rate applies when your Contract Value is zero. Once the contract is issued, the Withdrawal Rates and the Lifetime Guarantee Rates applicable to your Contract below will not change for the life of your Contract.

SINGLE LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	4.80%	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%
62 – 66	5.30%	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%
67 – 71	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%
72 – 76	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%	7.70%	7.90%	8.10%	8.30%
77+	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%	8.20%	8.40%	8.60%	8.80%

JOINT LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	4.25%	4.45%	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%
62 – 66	4.75%	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%
67 – 71	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%
72 – 76	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%
77+	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%	7.65%	7.85%	8.05%	8.25%

SINGLE LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	4.80%	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%
62 – 66	5.30%	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%
67 – 71	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%
72 – 76	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%	7.70%	7.90%	8.10%	8.30%
77+	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%	8.20%	8.40%	8.60%	8.80%

JOINT LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	4.25%	4.45%	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%
62 – 66	4.75%	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%
67 – 71	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%
72 – 76	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%
77+	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%	7.65%	7.85%	8.05%	8.25%

CURRENT RETIREPAY CHARGES

The current RetirePay Charges applicable to your Contract are as follows:

•   Single Life Highest Anniversary Value Step-up Charge
•   Joint Life Highest Anniversary Value Step-up Charge
•   Single Life Highest Quarterly Value Step-up Charge
•   Joint Life Highest Quarterly Value Step-up Charge

1.45% 1.45% 1.60% 1.60%

The amount that is deducted from your Contract Value is equal to the RetirePay Charge multiplied by the Benefit Base. We may increase the RetirePay Charges effective on any Contract Anniversary, with prior notice, but the charges will never exceed the maximum RetirePay Charge. The maximum charge and additional information about the RetirePay Charge can be found in the “Additional Benefits — MassMutual RetirePaySM — RetirePay Charge” section of the current MassMutual Envision prospectus.

INVESTMENT ALLOCATION RESTRICTIONS

While RetirePay is in effect, your investment allocations are restricted.

You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.

MML Asset Allocation Sub-Accounts:

MML American Funds Core Allocation
MML Balanced Allocation
MML Blend
MML Conservative Allocation
MML Growth Allocation
MML iShares® 80/20 Allocation
MML iShares® 60/40 Allocation
MML Moderate Allocation

Custom Allocation Program:

Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available sub-accounts: MML Dynamic Bond MML Inflation-Protected and Income MML Managed Bond MML Short-Duration Bond MML Total Return Bond MML U.S. Government Money Market
Allocation Category 2	40%	70%

Available sub-accounts:
American Funds Insurance Series® Global Small Capitalization
American Funds Insurance Series® New World®
American Funds Insurance Series® Washington Mutual Investors
Columbia Variable Portfolio - Contrarian Core
Janus Henderson Enterprise
Janus Henderson Overseas
Macquarie VIP Growth
MML  American Funds Growth
MML  Blue Chip Growth
MML Equity Income
MML Focused Equity
MML Foreign
MML Fundamental Equity
MML Fundamental Value
MML Global
MML High Yield
MML Income & Growth
MML International Equity
MML Large Cap Growth
MML Mid Cap Growth
MML Mid Cap Value
MML Small Cap Equity
MML Small Cap Growth Equity
MML Strategic Emerging Markets
Vest US Large Cap 10% Buffer Strategies VI

	Minimum Allocation	Maximum Allocation
Allocation Category 3	0%	30%

Available sub-accounts:
Fidelity® VIP Contrafund®
Fidelity® VIP Health Care
Fidelity® VIP Overseas
Fidelity® VIP Real Estate
Fidelity® VIP Strategic Income
Invesco V.I. Global Strategic Income
Invesco V.I. Discovery Mid Cap Growth
Invesco V.I. Global
Invesco Oppenheimer V.I. International Growth
Janus Henderson Global Technology and Innovation
Macquarie VIP Asset Strategy
MML Equity
MML Equity Rotation
MML Small Company Value
MML Small/Mid Cap Value
MML Sustainable Equity
PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your RetirePay by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your RetirePay.

If you have any questions regarding this Rate Sheet, please contact us toll free at (800) 272-2216.

Please keep this Rate Sheet for future reference.

FOR CONTRACTS ISSUED IN NEW YORK ONLY

Rate Sheet Prospectus Supplement dated February 24, 2025
 to the Prospectus dated April 29, 2024, as supplemented,
and the Initial Summary Prospectus dated April 29, 2024, as supplemented, for:

MassMutual EnvisionSM Variable Annuity
Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4

This Rate Sheet Prospectus Supplement (“Rate Sheet”) should be read carefully and retained with the Prospectus dated April 29, 2024, as supplemented, for the MassMutual EnvisionSM Variable Annuity. You may obtain a current Prospectus at www.MassMutual.com/Envision or by calling (800) 272-2216, sending an email request to ANNfax@MassMutual.com, or writing to MassMutual, PO Box 9067, Springfield, MA 01102-9067.

We are issuing this Rate Sheet to update the following information regarding the MassMutual RetirePaySM Guaranteed Lifetime Withdrawal Benefit (RetirePay):

•	Withdrawal Rates,

•	RetirePay Charges, and

•	Investment Allocation Restrictions

(collectively, referred to as the “RetirePay Terms.”)

The RetirePay Terms included in this Rate Sheet are effective for applications submitted on or after March 10, 2025 until a new Rate Sheet is issued that replaces and supersedes this Rate Sheet.

This Rate Sheet replaces and supersedes any previously issued Rate Sheet. This Rate Sheet has no specified end date. This Rate Sheet must be used in conjunction with an effective MassMutual EnvisionSM Variable Annuity Prospectus. For complete information about RetirePay, see the “Additional Benefits — MassMutual RetirePaySM” section in the MassMutual EnvisionSM Variable Annuity Prospectus.

If we change the RetirePay Terms, we will issue a new Rate Sheet. In the event we issue a new Rate Sheet, we will provide at least 10 business days’ notice of the effective date of the superseding Rate Sheet.

Rate Sheet Eligibility Conditions

Certain Rate Sheet eligibility conditions apply when we have issued a superseding Rate Sheet after you apply for your contract and prior to your issue date.

In order for the RetirePay Terms in this Rate Sheet to apply to your Contract, your necessary application information, including any applicable transfer form(s), must be submitted to an order entry system utilized to issue the Contract (“application submit date”) on or after March 10, 2025 and prior to the effective date of the superseding Rate Sheet. For purposes of this process, the application submit date is also defined to include the date the application is signed if a paper application is necessary.

Application Information Submitted with a Purchase Payment

In addition to the submission of your necessary application information, we also require payment of at least the minimum initial Purchase Payment and the application information to be in Good Order within 10 business days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the  RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will cancel the application and return your Purchase Payment.

Application Information Submitted without a Purchase Payment

If you plan to pay the initial Purchase Payment with proceeds from an IRS Section 1035 exchange or direct transfer, your transfer form(s) and application information must be in Good Order within 10 Business Days after the application submit date. In addition, the initial Purchase Payment necessary to issue the Contract must be received within 90 calendar days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will inform you and request instructions regarding whether to issue the Contract with the RetirePay Terms in effect under the superseding Rate Sheet or cancel the application.

If you have not provided us with the requested instructions within 2 business days after we have received your Purchase Payment, we will return your Purchase Payment to the original source.

The requirement to have the necessary application information in Good Order within 10 Business Days for application information received with a Purchase Payment or without a Purchase Payment includes completion of the broker-dealer suitability review.

Rate Sheet Comparison Process

Subject to satisfying the Rate Sheet Eligibility Conditions established in this Rate Sheet, if after your application submit date and prior to your Issue Date, a subsequent Rate Sheet is issued with only beneficial changes to the RetirePay Terms, the subsequent Rate Sheet will apply. The changes will be considered to be beneficial unless any of the following occurs:

•	Withdrawal Rates have decreased,

•	RetirePay Charges have increased, or

•	Investment Allocation Restrictions have changed (unless the sole change to the Investment Allocation Restrictions is the addition of available investment options).

For example, if the RetirePay Charges have increased, you will receive the RetirePay Terms included in the Rate Sheet in effect on your application submit date even if the Withdrawal Rates have increased in the subsequent Rate Sheet.

You should not purchase RetirePay without first obtaining the applicable Rate Sheet. To obtain a current Rate Sheet:

•	Contact your financial advisor

•	Contact us toll-free at (800) 272-2216

•	Go to www.MassMutual.com/Envision

On the Guaranteed Lifetime Withdrawal Date, we will determine the Withdrawal Rate using the number of full Contract Years from the  RetirePay Issue Date until the Guaranteed Lifetime Withdrawal Date and the Age of the youngest Covered Person on the Guaranteed Lifetime Withdrawal Date. However, if the RetirePay Charge is increased and you elect the RetirePay Charge Increase Opt-Out prior to the youngest Covered Person attaining age 59½, the Withdrawal Rate is determined using the number of years from the  RetirePay Issue Date until the effective date of the RetirePay Charge Increase Opt-Out, and the date the youngest Covered Person attains age 59½.

Once the contract is issued, the Withdrawal Rates applicable to your Contract below will not change for the life of your Contract.

SINGLE LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	4.35%	4.55%	4.75%	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%
62 – 66	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%
67 – 71	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%	7.65%
72 – 76	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%	7.70%	7.90%	8.10%	8.30%
77 – 81	6.95%	7.15%	7.35%	7.55%	7.75%	7.95%	8.15%	8.35%	8.55%	8.75%	9.00%
82 – 86			8.75%	8.95%	9.15%	9.35%	9.55%	9.75%	9.95%	10.15%	10.40%
87 – 91								11.15%	11.35%	11.55%	11.80%
92+											13.25%

JOINT LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	3.80%	4.00%	4.20%	4.40%	4.60%	4.80%	5.00%	5.20%	5.40%	5.60%	5.80%
62 – 66	4.45%	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%
67 – 71	5.10%	5.30%	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%
72 – 76	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%
77 – 81	6.40%	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%	8.20%	8.45%
82 – 86			8.20%	8.40%	8.60%	8.80%	9.00%	9.20%	9.40%	9.60%	9.85%
87 – 91								10.60%	10.80%	11.00%	11.25%
92+											12.70%

CURRENT RETIREPAY CHARGES

The current RetirePay Charges applicable to your Contract are as follows:

•   Single Life Highest Anniversary Value Step-up Charge
•   Joint Life Highest Anniversary Value Step-up Charge
•   Single Life Highest Quarterly Value Step-up Charge
•   Joint Life Highest Quarterly Value Step-up Charge

1.45% 1.45% 1.60% 1.60%

The amount that is deducted from your Contract Value is equal to the RetirePay Charge multiplied by the Benefit Base. We may increase the RetirePay Charges effective on any Contract Anniversary, with prior notice, but the charges will never exceed the maximum RetirePay Charge. The maximum charge and additional information about the RetirePay Charge can be found in the “Additional Benefits — MassMutual RetirePaySM  — RetirePay Charge” section of the current MassMutual Envision prospectus.

INVESTMENT ALLOCATION RESTRICTIONS

While RetirePay is in effect, your investment allocations are restricted.

You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.

MML Asset Allocation Sub-Accounts:

MML American Funds Core Allocation
MML Balanced Allocation
MML Blend
MML Conservative Allocation
MML Growth Allocation
MML iShares® 80/20 Allocation
MML iShares® 60/40 Allocation
MML Moderate Allocation

Custom Allocation Program:

Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available sub-accounts: MML Dynamic Bond MML Inflation-Protected and Income MML Managed Bond MML Short-Duration Bond MML Total Return Bond MML U.S. Government Money Market
Allocation Category 2	40%	70%

Available sub-accounts:
American Funds Insurance Series® Global Small Capitalization
American Funds Insurance Series® New World®
American Funds Insurance Series® Washington Mutual Investors
Columbia Variable Portfolio - Contrarian Core
Janus Henderson Enterprise
Janus Henderson Overseas
Macquarie VIP Growth
MML  American Funds Growth
MML  Blue Chip Growth
MML Equity Income
MML Focused Equity
MML Foreign
MML Fundamental Equity
MML Fundamental Value
MML Global
MML High Yield
MML Income & Growth
MML International Equity
MML Large Cap Growth
MML Mid Cap Growth
MML Mid Cap Value
MML Small Cap Equity
MML Small Cap Growth Equity
MML Strategic Emerging Markets

	Minimum Allocation	Maximum Allocation
Allocation Category 3	0%	30%

Available sub-accounts:
Fidelity® VIP Contrafund®
Fidelity® VIP Health Care
Fidelity® VIP Overseas
Fidelity® VIP Real Estate
Fidelity® VIP Strategic Income
Invesco V.I. Global Strategic Income
Invesco V.I. Discovery Mid Cap Growth
Invesco V.I. Global
Invesco Oppenheimer V.I. International Growth
Janus Henderson Global Technology and Innovation
Macquarie VIP Asset Strategy
MML Equity
MML Equity Rotation
MML Small Company Value
MML Small/Mid Cap Value
MML Sustainable Equity
PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your RetirePay by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. No change will be made without prior approval of the New York State Department of Financial Services. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your RetirePay.

If you have any questions regarding this Rate Sheet, please contact us toll free at (800) 272-2216.

Please keep this Rate Sheet for future reference.

FOR CONTRACTS ISSUED IN ALL STATES EXCEPT NEW YORK

Rate Sheet Prospectus Supplement dated April 29, 2024 to the Prospectus dated April 29, 2024 and the Initial Summary Prospectus dated April 29, 2024 for
MassMutual EnvisionSM Variable Annuity Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4

This Rate Sheet Prospectus Supplement (“Rate Sheet”) should be read carefully and retained with the Prospectus dated April 29, 2024 for the MassMutual EnvisionSM Variable Annuity. You may obtain a current Prospectus at www.MassMutual.com/Envision or by calling (800) 272-2216, sending an email request to ANNfax@MassMutual.com, or writing to MassMutual, PO Box 9067, Springfield, MA 01102-9067.

We are issuing this Rate Sheet to update the following information regarding the MassMutual RetirePaySM Guaranteed Lifetime Withdrawal Benefit (RetirePay):

•	Withdrawal Rates,

•	Lifetime Guarantee Rates,

•	RetirePay Charges, and

•	Investment Allocation Restrictions

(collectively, referred to as the “RetirePay Terms.”)

The RetirePay Terms included in this Rate Sheet are effective for applications submitted on or after April 29, 2024 until a new Rate Sheet is issued that replaces and supersedes this Rate Sheet.

This Rate Sheet replaces and supersedes any previously issued Rate Sheet. This Rate Sheet has no specified end date. This Rate Sheet must be used in conjunction with an effective MassMutual EnvisionSM Variable Annuity Prospectus. For complete information about RetirePay, see the “Additional Benefits — MassMutual RetirePaySM” section in the MassMutual EnvisionSM Variable Annuity Prospectus.

If we change the RetirePay Terms, we will issue a new Rate Sheet. In the event we issue a new Rate Sheet, we will provide at least 10 business days’ notice of the effective date of the superseding Rate Sheet.

Rate Sheet Eligibility Conditions

Certain Rate Sheet eligibility conditions apply when we have issued a superseding Rate Sheet after you apply for your contract and prior to your issue date.

In order for the RetirePay Terms in this Rate Sheet to apply to your Contract, your necessary application information, including any applicable transfer form(s), must be submitted to an order entry system utilized to issue the Contract (“application submit date”) on or after April 29, 2024 and prior to the effective date of the superseding Rate Sheet. For purposes of this process, the application submit date is also defined to include the date the application is signed if a paper application is necessary.

Application Information Submitted with a Purchase Payment

In addition to the submission of your necessary application information, we also require payment of at least the minimum initial Purchase Payment and the application information to be in Good Order within 10 business days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the  RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will cancel the application and return your Purchase Payment.

Application Information Submitted without a Purchase Payment

If you plan to pay the initial Purchase Payment with proceeds from an IRS Section 1035 exchange or direct transfer, your transfer form(s) and application information must be in Good Order within 10 Business Days after the application submit date. In addition, the initial Purchase Payment necessary to issue the Contract must be received within 90 calendar days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will inform you and request instructions regarding whether to issue the Contract with the RetirePay Terms in effect under the superseding Rate Sheet or cancel the application.

If you have not provided us with the requested instructions within 2 business days after we have received your Purchase Payment, we will return your Purchase Payment to the original source.

The requirement to have the necessary application information in Good Order within 10 Business Days for application information received with a Purchase Payment or without a Purchase Payment includes completion of the broker-dealer suitability review.

Rate Sheet Comparison Process

Subject to satisfying the Rate Sheet Eligibility Conditions established in this Rate Sheet, if after your application submit date and prior to your Issue Date, a subsequent Rate Sheet is issued with only beneficial changes to the RetirePay Terms, the subsequent Rate Sheet will apply. The changes will be considered to be beneficial unless any of the following occurs:

•	Withdrawal Rates and/or Lifetime Guarantee Rates have decreased,

•	RetirePay Charges have increased, or

•	Investment Allocation Restrictions have changed (unless the sole change to the Investment Allocation Restrictions is the addition of available investment options).

For example, if the RetirePay Charges have increased, you will receive the RetirePay Terms included in the Rate Sheet in effect on your application submit date even if the Withdrawal Rates and/or Lifetime Guarantee Rates have increased in the subsequent Rate Sheet.

You should not purchase RetirePay without first obtaining the applicable Rate Sheet. To obtain a current Rate Sheet:

•	Contact your financial advisor

•	Contact us toll-free at (800) 272-2216

•	Go to www.MassMutual.com/Envision

On the Guaranteed Lifetime Withdrawal Date, we will determine the Withdrawal Rate and the Lifetime Guarantee Rate using the number of full Contract Years from the RetirePay Issue Date until the Guaranteed Lifetime Withdrawal Date and the Age of the youngest Covered Person on the Guaranteed Lifetime Withdrawal Date. However, if the RetirePay Charge is increased and you elect the RetirePay Charge Increase Opt-Out prior to the youngest Covered Person attaining age 59½, the Withdrawal Rate is determined using the number of years from the  RetirePay Issue Date until the effective date of the RetirePay Charge Increase Opt-Out, and the date the youngest Covered Person attains age 59½.

The Withdrawal Rate applies when your Contract Value is greater than zero. The Lifetime Guarantee Rate applies when your Contract Value is zero. Once the contract is issued, the Withdrawal Rates and the Lifetime Guarantee Rates applicable to your Contract below will not change for the life of your Contract.

SINGLE LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%
62 – 66	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%
67 – 71	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%	7.65%
72 – 76	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%	7.95%	8.15%
77+	6.65%	6.85%	7.05%	7.25%	7.45%	7.65%	7.85%	8.05%	8.25%	8.45%	8.65%

JOINT LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	4.10%	4.30%	4.50%	4.70%	4.90%	5.10%	5.30%	5.50%	5.70%	5.90%	6.10%
62 – 66	4.60%	4.80%	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%
67 – 71	5.10%	5.30%	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%
72 – 76	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%
77+	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%	7.70%	7.90%	8.10%

SINGLE LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%
62 – 66	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%
67 – 71	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%	7.65%
72 – 76	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%	7.95%	8.15%
77+	6.65%	6.85%	7.05%	7.25%	7.45%	7.65%	7.85%	8.05%	8.25%	8.45%	8.65%

JOINT LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	4.10%	4.30%	4.50%	4.70%	4.90%	5.10%	5.30%	5.50%	5.70%	5.90%	6.10%
62 – 66	4.60%	4.80%	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%
67 – 71	5.10%	5.30%	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%
72 – 76	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%
77+	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%	7.70%	7.90%	8.10%

CURRENT RETIREPAY CHARGES

The current RetirePay Charges applicable to your Contract are as follows:

•   Single Life Highest Anniversary Value Step-up Charge
•   Joint Life Highest Anniversary Value Step-up Charge
•   Single Life Highest Quarterly Value Step-up Charge
•   Joint Life Highest Quarterly Value Step-up Charge

1.45% 1.45% 1.60% 1.60%

The amount that is deducted from your Contract Value is equal to the RetirePay Charge multiplied by the Benefit Base. We may increase the RetirePay Charges effective on any Contract Anniversary, with prior notice, but the charges will never exceed the maximum RetirePay Charge. The maximum charge and additional information about the RetirePay Charge can be found in the “Additional Benefits — MassMutual RetirePaySM — RetirePay Charge” section of the current MassMutual Envision prospectus.

INVESTMENT ALLOCATION RESTRICTIONS

While RetirePay is in effect, your investment allocations are restricted.

You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.

MML Asset Allocation Sub-Accounts:

MML American Funds Core Allocation
MML Balanced Allocation
MML Blend
MML Conservative Allocation
MML Growth Allocation
MML iShares® 80/20 Allocation
MML iShares® 60/40 Allocation
MML Moderate Allocation

Custom Allocation Program:

Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available sub-accounts: MML Dynamic Bond MML Inflation-Protected and Income MML Managed Bond MML Short-Duration Bond MML Total Return Bond MML U.S. Government Money Market
Allocation Category 2	40%	70%

Available sub-accounts:
American Funds Insurance Series® Global Small Capitalization
American Funds Insurance Series® New World®
American Funds Insurance Series® Washington Mutual Investors
Columbia Variable Portfolio - Contrarian Core
Janus Henderson Enterprise
Janus Henderson Overseas
Macquarie VIP Growth
MML  American Funds Growth
MML  Blue Chip Growth
MML Equity Income
MML Focused Equity
MML Foreign
MML Fundamental Equity
MML Fundamental Value
MML Global
MML High Yield
MML Income & Growth
MML International Equity
MML Large Cap Growth
MML Mid Cap Growth
MML Mid Cap Value
MML Small Cap Equity
MML Small Cap Growth Equity
MML Strategic Emerging Markets
Vest US Large Cap 10% Buffer Strategies VI

	Minimum Allocation	Maximum Allocation
Allocation Category 3	0%	30%

Available sub-accounts:
Fidelity® VIP Contrafund®
Fidelity® VIP Health Care
Fidelity® VIP Overseas
Fidelity® VIP Real Estate
Fidelity® VIP Strategic Income
Invesco V.I. Global Strategic Income
Invesco V.I. Discovery Mid Cap Growth
Invesco V.I. Global
Invesco Oppenheimer V.I. International Growth
Janus Henderson Global Technology and Innovation
Macquarie VIP Asset Strategy
MML Equity
MML Equity Rotation
MML Small Company Value
MML Small/Mid Cap Value
MML Sustainable Equity
PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your RetirePay by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your RetirePay.

If you have any questions regarding this Rate Sheet, please contact us toll free at (800) 272-2216.

Please keep this Rate Sheet for future reference.

FOR CONTRACTS ISSUED IN NEW YORK ONLY

Rate Sheet Prospectus Supplement dated April 29, 2024 to the Prospectus dated April 29, 2024 and the Initial Summary Prospectus dated April 29, 2024 for
MassMutual EnvisionSM Variable Annuity Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4

This Rate Sheet Prospectus Supplement (“Rate Sheet”) should be read carefully and retained with the Prospectus dated April 29, 2024 for the MassMutual EnvisionSM Variable Annuity. You may obtain a current Prospectus at www.MassMutual.com/Envision or by calling (800) 272-2216, sending an email request to ANNfax@MassMutual.com, or writing to MassMutual, PO Box 9067, Springfield, MA 01102-9067.

We are issuing this Rate Sheet to update the following information regarding the MassMutual RetirePaySM Guaranteed Lifetime Withdrawal Benefit (RetirePay):

•	Withdrawal Rates,

•	RetirePay Charges, and

•	Investment Allocation Restrictions

(collectively, referred to as the “RetirePay Terms.”)

The RetirePay Terms included in this Rate Sheet are effective for applications submitted on or after April 29, 2024 until a new Rate Sheet is issued that replaces and supersedes this Rate Sheet.

This Rate Sheet replaces and supersedes any previously issued Rate Sheet. This Rate Sheet has no specified end date. This Rate Sheet must be used in conjunction with an effective MassMutual EnvisionSM Variable Annuity Prospectus. For complete information about RetirePay, see the “Additional Benefits — MassMutual RetirePaySM” section in the MassMutual EnvisionSM Variable Annuity Prospectus.

If we change the RetirePay Terms, we will issue a new Rate Sheet. In the event we issue a new Rate Sheet, we will provide at least 10 business days’ notice of the effective date of the superseding Rate Sheet.

Rate Sheet Eligibility Conditions

Certain Rate Sheet eligibility conditions apply when we have issued a superseding Rate Sheet after you apply for your contract and prior to your issue date.

In order for the RetirePay Terms in this Rate Sheet to apply to your Contract, your necessary application information, including any applicable transfer form(s), must be submitted to an order entry system utilized to issue the Contract (“application submit date”) on or after April 29, 2024 and prior to the effective date of the superseding Rate Sheet. For purposes of this process, the application submit date is also defined to include the date the application is signed if a paper application is necessary.

Application Information Submitted with a Purchase Payment

In addition to the submission of your necessary application information, we also require payment of at least the minimum initial Purchase Payment and the application information to be in Good Order within 10 business days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the  RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will cancel the application and return your Purchase Payment.

Application Information Submitted without a Purchase Payment

If you plan to pay the initial Purchase Payment with proceeds from an IRS Section 1035 exchange or direct transfer, your transfer form(s) and application information must be in Good Order within 10 Business Days after the application submit date. In addition, the initial Purchase Payment necessary to issue the Contract must be received within 90 calendar days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will inform you and request instructions regarding whether to issue the Contract with the RetirePay Terms in effect under the superseding Rate Sheet or cancel the application.

If you have not provided us with the requested instructions within 2 business days after we have received your Purchase Payment, we will return your Purchase Payment to the original source.

The requirement to have the necessary application information in Good Order within 10 Business Days for application information received with a Purchase Payment or without a Purchase Payment includes completion of the broker-dealer suitability review.

Rate Sheet Comparison Process

Subject to satisfying the Rate Sheet Eligibility Conditions established in this Rate Sheet, if after your application submit date and prior to your Issue Date, a subsequent Rate Sheet is issued with only beneficial changes to the RetirePay Terms, the subsequent Rate Sheet will apply. The changes will be considered to be beneficial unless any of the following occurs:

•	Withdrawal Rates have decreased,

•	RetirePay Charges have increased, or

•	Investment Allocation Restrictions have changed (unless the sole change to the Investment Allocation Restrictions is the addition of available investment options).

For example, if the RetirePay Charges have increased, you will receive the RetirePay Terms included in the Rate Sheet in effect on your application submit date even if the Withdrawal Rates have increased in the subsequent Rate Sheet.

You should not purchase RetirePay without first obtaining the applicable Rate Sheet. To obtain a current Rate Sheet:

•	Contact your financial advisor

•	Contact us toll-free at (800) 272-2216

•	Go to www.MassMutual.com/Envision

On the Guaranteed Lifetime Withdrawal Date, we will determine the Withdrawal Rate using the number of full Contract Years from the  RetirePay Issue Date until the Guaranteed Lifetime Withdrawal Date and the Age of the youngest Covered Person on the Guaranteed Lifetime Withdrawal Date. However, if the RetirePay Charge is increased and you elect the RetirePay Charge Increase Opt-Out prior to the youngest Covered Person attaining age 59½, the Withdrawal Rate is determined using the number of years from the  RetirePay Issue Date until the effective date of the RetirePay Charge Increase Opt-Out, and the date the youngest Covered Person attains age 59½.

Once the contract is issued, the Withdrawal Rates applicable to your Contract below will not change for the life of your Contract.

SINGLE LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	4.20%	4.40%	4.60%	4.80%	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%
62 – 66	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%
67 – 71	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%
72 – 76	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%	7.95%	8.15%
77 – 81	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%	8.20%	8.40%	8.60%	8.80%
82 – 86			8.60%	8.80%	9.00%	9.20%	9.40%	9.60%	9.80%	10.00%	10.20%
87 – 91								11.00%	11.20%	11.40%	11.60%
92+											13.00%

JOINT LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	3.65%	3.85%	4.05%	4.25%	4.45%	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%
62 – 66	4.30%	4.50%	4.70%	4.90%	5.10%	5.30%	5.50%	5.70%	5.90%	6.10%	6.30%
67 – 71	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%
72 – 76	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%
77 – 81	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%	7.65%	7.85%	8.05%	8.25%
82 – 86			8.05%	8.25%	8.45%	8.65%	8.85%	9.05%	9.25%	9.45%	9.65%
87 – 91								10.45%	10.65%	10.85%	11.05%
92+											12.45%

CURRENT RETIREPAY CHARGES

The current RetirePay Charges applicable to your Contract are as follows:

•   Single Life Highest Anniversary Value Step-up Charge
•   Joint Life Highest Anniversary Value Step-up Charge
•   Single Life Highest Quarterly Value Step-up Charge
•   Joint Life Highest Quarterly Value Step-up Charge

1.45% 1.45% 1.60% 1.60%

The amount that is deducted from your Contract Value is equal to the RetirePay Charge multiplied by the Benefit Base. We may increase the RetirePay Charges effective on any Contract Anniversary, with prior notice, but the charges will never exceed the maximum RetirePay Charge. The maximum charge and additional information about the RetirePay Charge can be found in the “Additional Benefits — MassMutual RetirePaySM  — RetirePay Charge” section of the current MassMutual Envision prospectus.

INVESTMENT ALLOCATION RESTRICTIONS

While RetirePay is in effect, your investment allocations are restricted.

You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.

MML Asset Allocation Sub-Accounts:

MML American Funds Core Allocation
MML Balanced Allocation
MML Blend
MML Conservative Allocation
MML Growth Allocation
MML iShares® 80/20 Allocation
MML iShares® 60/40 Allocation
MML Moderate Allocation

Custom Allocation Program:

Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available sub-accounts: MML Dynamic Bond MML Inflation-Protected and Income MML Managed Bond MML Short-Duration Bond MML Total Return Bond MML U.S. Government Money Market
Allocation Category 2	40%	70%

Available sub-accounts:
American Funds Insurance Series® Global Small Capitalization
American Funds Insurance Series® New World®
American Funds Insurance Series® Washington Mutual Investors
Columbia Variable Portfolio - Contrarian Core
Janus Henderson Enterprise
Janus Henderson Overseas
Macquarie VIP Growth
MML  American Funds Growth
MML  Blue Chip Growth
MML Equity Income
MML Focused Equity
MML Foreign
MML Fundamental Equity
MML Fundamental Value
MML Global
MML High Yield
MML Income & Growth
MML International Equity
MML Large Cap Growth
MML Mid Cap Growth
MML Mid Cap Value
MML Small Cap Equity
MML Small Cap Growth Equity
MML Strategic Emerging Markets

	Minimum Allocation	Maximum Allocation
Allocation Category 3	0%	30%

Available sub-accounts:
Fidelity® VIP Contrafund®
Fidelity® VIP Health Care
Fidelity® VIP Overseas
Fidelity® VIP Real Estate
Fidelity® VIP Strategic Income
Invesco V.I. Global Strategic Income
Invesco V.I. Discovery Mid Cap Growth
Invesco V.I. Global
Invesco Oppenheimer V.I. International Growth
Janus Henderson Global Technology and Innovation
Macquarie VIP Asset Strategy
MML Equity
MML Equity Rotation
MML Small Company Value
MML Small/Mid Cap Value
MML Sustainable Equity
PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your RetirePay by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. No change will be made without prior approval of the New York State Department of Financial Services. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your RetirePay.

If you have any questions regarding this Rate Sheet, please contact us toll free at (800) 272-2216.

Please keep this Rate Sheet for future reference.

FOR CONTRACTS ISSUED IN ALL STATES EXCEPT NEW YORK

Rate Sheet Prospectus Supplement dated March 18, 2024 to the Prospectus dated November 28, 2023, as supplemented, and the Initial Summary Prospectus dated November 28, 2023, as supplemented, for
MassMutual EnvisionSM Variable Annuity Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4

This Rate Sheet Prospectus Supplement (“Rate Sheet”) should be read carefully and retained with the Prospectus dated November 28, 2023 for the MassMutual EnvisionSM Variable Annuity. You may obtain a current Prospectus at www.MassMutual.com/Envision or by calling (800) 272-2216, sending an email request to ANNfax@MassMutual.com, or writing to MassMutual, PO Box 9067, Springfield, MA 01102-9067.

We are issuing this Rate Sheet to update the following information regarding the MassMutual RetirePaySM Guaranteed Lifetime Withdrawal Benefit (RetirePay):

•	Withdrawal Rates,

•	Lifetime Guarantee Rates,

•	RetirePay Charges, and

•	Investment Allocation Restrictions

(collectively, referred to as the “RetirePay Terms.”)

The RetirePay Terms included in this Rate Sheet are effective for applications submitted on or after April 1, 2024 until a new Rate Sheet is issued that replaces and supersedes this Rate Sheet.

This Rate Sheet replaces and supersedes any previously issued Rate Sheet. This Rate Sheet has no specified end date. This Rate Sheet must be used in conjunction with an effective MassMutual EnvisionSM Variable Annuity Prospectus. For complete information about RetirePay, see the “Additional Benefits — MassMutual RetirePaySM” section in the MassMutual EnvisionSM Variable Annuity Prospectus.

If we change the RetirePay Terms, we will issue a new Rate Sheet. In the event we issue a new Rate Sheet, we will provide at least 10 business days’ notice of the effective date of the superseding Rate Sheet.

Rate Sheet Eligibility Conditions

Certain Rate Sheet eligibility conditions apply when we have issued a superseding Rate Sheet after you apply for your contract and prior to your issue date.

In order for the RetirePay Terms in this Rate Sheet to apply to your Contract, your necessary application information, including any applicable transfer form(s), must be submitted to an order entry system utilized to issue the Contract (“application submit date”) on or after April 1, 2024 and prior to the effective date of the superseding Rate Sheet. For purposes of this process, the application submit date is also defined to include the date the application is signed if a paper application is necessary.

Application Information Submitted with a Purchase Payment

In addition to the submission of your necessary application information, we also require payment of at least the minimum initial Purchase Payment and the application information to be in Good Order within 10 business days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the  RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will cancel the application and return your Purchase Payment.

Application Information Submitted without a Purchase Payment

If you plan to pay the initial Purchase Payment with proceeds from an IRS Section 1035 exchange or direct transfer, your transfer form(s) and application information must be in Good Order within 10 Business Days after the application submit date. In addition, the initial Purchase Payment necessary to issue the Contract must be received within 90 calendar days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will inform you and request instructions regarding whether to issue the Contract with the RetirePay Terms in effect under the superseding Rate Sheet or cancel the application.

If you have not provided us with the requested instructions within 2 business days after we have received your Purchase Payment, we will return your Purchase Payment to the original source.

The requirement to have the necessary application information in Good Order within 10 Business Days for application information received with a Purchase Payment or without a Purchase Payment includes completion of the broker-dealer suitability review.

Rate Sheet Comparison Process

Subject to satisfying the Rate Sheet Eligibility Conditions established in this Rate Sheet, if after your application submit date and prior to your Issue Date, a subsequent Rate Sheet is issued with only beneficial changes to the RetirePay Terms, the subsequent Rate Sheet will apply. The changes will be considered to be beneficial unless any of the following occurs:

•	Withdrawal Rates and/or Lifetime Guarantee Rates have decreased,

•	RetirePay Charges have increased, or

•	Investment Allocation Restrictions have changed (unless the sole change to the Investment Allocation Restrictions is the addition of available investment options).

For example, if the RetirePay Charges have increased, you will receive the RetirePay Terms included in the Rate Sheet in effect on your application submit date even if the Withdrawal Rates and/or Lifetime Guarantee Rates have increased in the subsequent Rate Sheet.

You should not purchase RetirePay without first obtaining the applicable Rate Sheet. To obtain a current Rate Sheet:

•	Contact your financial advisor

•	Contact us toll-free at (800) 272-2216

•	Go to www.MassMutual.com/Envision

On the Guaranteed Lifetime Withdrawal Date, we will determine the Withdrawal Rate and the Lifetime Guarantee Rate on the number of full Contract Years from the RetirePay Issue Date and the Age of the Covered Person.

The Withdrawal Rate applies when your Contract Value is greater than zero. The Lifetime Guarantee Rate applies when your Contract Value is zero. Once the contract is issued, the Withdrawal Rates and the Lifetime Guarantee Rates applicable to your Contract below will not change for the life of your Contract.

SINGLE LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%
62 – 66	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%
67 – 71	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%	7.65%
72 – 76	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%	7.95%	8.15%
77+	6.65%	6.85%	7.05%	7.25%	7.45%	7.65%	7.85%	8.05%	8.25%	8.45%	8.65%

JOINT LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	4.10%	4.30%	4.50%	4.70%	4.90%	5.10%	5.30%	5.50%	5.70%	5.90%	6.10%
62 – 66	4.60%	4.80%	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%
67 – 71	5.10%	5.30%	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%
72 – 76	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%
77+	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%	7.70%	7.90%	8.10%

SINGLE LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%
62 – 66	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%
67 – 71	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%	7.65%
72 – 76	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%	7.95%	8.15%
77+	6.65%	6.85%	7.05%	7.25%	7.45%	7.65%	7.85%	8.05%	8.25%	8.45%	8.65%

JOINT LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	4.10%	4.30%	4.50%	4.70%	4.90%	5.10%	5.30%	5.50%	5.70%	5.90%	6.10%
62 – 66	4.60%	4.80%	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%
67 – 71	5.10%	5.30%	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%
72 – 76	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%
77+	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%	7.70%	7.90%	8.10%

CURRENT RETIREPAY CHARGES

The current RetirePay Charges applicable to your Contract are as follows:

•   Single Life Highest Anniversary Value Step-up Charge
•   Joint Life Highest Anniversary Value Step-up Charge
•   Single Life Highest Quarterly Value Step-up Charge
•   Joint Life Highest Quarterly Value Step-up Charge

1.45% 1.45% 1.60% 1.60%

The amount that is deducted from your Contract Value is equal to the RetirePay Charge multiplied by the Benefit Base. We may increase the RetirePay Charges at any time, with prior notice, but the charges will never exceed the maximum RetirePay Charge. The maximum charge can be found in the “RetirePay Charge” section of the current MassMutual Envision prospectus.

INVESTMENT ALLOCATION RESTRICTIONS

While RetirePay is in effect, your investment allocations are restricted.

You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.

MML Asset Allocation Sub-Accounts:

MML American Funds Core Allocation
MML Balanced Allocation
MML Blend
MML Conservative Allocation
MML Growth Allocation
MML iShares® 80/20 Allocation
MML iShares® 60/40 Allocation
MML Moderate Allocation

Custom Allocation Program:

Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available sub-accounts: MML Dynamic Bond MML Inflation-Protected and Income MML Managed Bond MML Short-Duration Bond MML Total Return Bond MML U.S. Government Money Market
Allocation Category 2	40%	70%

Available sub-accounts:
MML  American Funds Growth
MML  Blue Chip Growth
MML Equity Income
MML Focused Equity
MML Foreign
MML Fundamental Equity
MML Fundamental Value
MML Global
MML High Yield
MML Income & Growth
MML International Equity
MML Large Cap Growth
MML Mid Cap Growth
MML Mid Cap Value
MML Small Cap Equity
MML Small Cap Growth Equity
MML Strategic Emerging Markets
Vest US Large Cap 10% Buffer Strategies VI

	Minimum Allocation	Maximum Allocation
Allocation Category 3	0%	30%

Available sub-accounts:
Delaware Ivy VIP Asset Strategy
Fidelity® VIP Contrafund®
Fidelity® VIP Health Care
Fidelity® VIP Overseas
Fidelity® VIP Real Estate
Fidelity® VIP Strategic Income
Invesco V.I. Global Strategic Income
Invesco V.I. Discovery Mid Cap Growth
Invesco V.I. Global
Invesco Oppenheimer V.I. International Growth
Janus Henderson Global Technology and Innovation
MML Equity
MML Equity Rotation
MML Small Company Value
MML Small/Mid Cap Value
MML Sustainable Equity
PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your RetirePay by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your RetirePay.

If you have any questions regarding this Rate Sheet, please contact us toll free at (800) 272-2216.

Please keep this Rate Sheet for future reference.

FOR CONTRACTS ISSUED IN NEW YORK ONLY

Rate Sheet Prospectus Supplement dated March 18, 2024 to the Prospectus dated November 28, 2023 and the Initial Summary Prospectus dated November 28, 2023 for
MassMutual EnvisionSM Variable Annuity Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4

This Rate Sheet Prospectus Supplement (“Rate Sheet”) should be read carefully and retained with the Prospectus dated November 28, 2023 for the MassMutual EnvisionSM Variable Annuity. You may obtain a current Prospectus at www.MassMutual.com/Envision or by calling (800) 272-2216, sending an email request to ANNfax@MassMutual.com, or writing to MassMutual, PO Box 9067, Springfield, MA 01102-9067.

We are issuing this Rate Sheet to update the following information regarding the MassMutual RetirePaySM Guaranteed Lifetime Withdrawal Benefit (RetirePay):

•	Withdrawal Rates,

•	RetirePay Charges, and

•	Investment Allocation Restrictions

(collectively, referred to as the “RetirePay Terms.”)

The RetirePay Terms included in this Rate Sheet are effective for applications submitted on or after April 1, 2024 until a new Rate Sheet is issued that replaces and supersedes this Rate Sheet.

This Rate Sheet replaces and supersedes any previously issued Rate Sheet. This Rate Sheet has no specified end date. This Rate Sheet must be used in conjunction with an effective MassMutual EnvisionSM Variable Annuity Prospectus. For complete information about RetirePay, see the “Additional Benefits — MassMutual RetirePaySM” section in the MassMutual EnvisionSM Variable Annuity Prospectus.

If we change the RetirePay Terms, we will issue a new Rate Sheet. In the event we issue a new Rate Sheet, we will provide at least 10 business days’ notice of the effective date of the superseding Rate Sheet.

Rate Sheet Eligibility Conditions

Certain Rate Sheet eligibility conditions apply when we have issued a superseding Rate Sheet after you apply for your contract and prior to your issue date.

In order for the RetirePay Terms in this Rate Sheet to apply to your Contract, your necessary application information, including any applicable transfer form(s), must be submitted to an order entry system utilized to issue the Contract (“application submit date”) on or after April 1, 2024  and prior to the effective date of the superseding Rate Sheet. For purposes of this process, the application submit date is also defined to include the date the application is signed if a paper application is necessary.

Application Information Submitted with a Purchase Payment

In addition to the submission of your necessary application information, we also require payment of at least the minimum initial Purchase Payment and the application information to be in Good Order within 10 business days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the  RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will cancel the application and return your Purchase Payment.

Application Information Submitted without a Purchase Payment

If you plan to pay the initial Purchase Payment with proceeds from an IRS Section 1035 exchange or direct transfer, your transfer form(s) and application information must be in Good Order within 10 Business Days after the application submit date. In addition, the initial Purchase Payment necessary to issue the Contract must be received within 90 calendar days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will inform you and request instructions regarding whether to issue the Contract with the RetirePay Terms in effect under the superseding Rate Sheet or cancel the application.

If you have not provided us with the requested instructions within 2 business days after we have received your Purchase Payment, we will return your Purchase Payment to the original source.

The requirement to have the necessary application information in Good Order within 10 Business Days for application information received with a Purchase Payment or without a Purchase Payment includes completion of the broker-dealer suitability review.

Rate Sheet Comparison Process

Subject to satisfying the Rate Sheet Eligibility Conditions established in this Rate Sheet, if after your application submit date and prior to your Issue Date, a subsequent Rate Sheet is issued with only beneficial changes to the RetirePay Terms, the subsequent Rate Sheet will apply. The changes will be considered to be beneficial unless any of the following occurs:

•	Withdrawal Rates have decreased,

•	RetirePay Charges have increased, or

•	Investment Allocation Restrictions have changed (unless the sole change to the Investment Allocation Restrictions is the addition of available investment options).

For example, if the RetirePay Charges have increased, you will receive the RetirePay Terms included in the Rate Sheet in effect on your application submit date even if the Withdrawal Rates have increased in the subsequent Rate Sheet.

You should not purchase RetirePay without first obtaining the applicable Rate Sheet. To obtain a current Rate Sheet:

•	Contact your financial advisor

•	Contact us toll-free at (800) 272-2216

•	Go to www.MassMutual.com/Envision

On the Guaranteed Lifetime Withdrawal Date, we will determine the Withdrawal Rate based on the number of full Contract Years from the RetirePay Issue Date and the Age of the Covered Person (or the youngest Covered Person for a Joint Life Version). Once the contract is issued, the Withdrawal Rates applicable to your Contract below will not change for the life of your Contract.

SINGLE LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	4.20%	4.40%	4.60%	4.80%	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%
62 – 66	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%
67 – 71	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%
72 – 76	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%	7.95%	8.15%
77 – 81	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%	8.20%	8.40%	8.60%	8.80%
82 – 86			8.60%	8.80%	9.00%	9.20%	9.40%	9.60%	9.80%	10.00%	10.20%
87 – 91								11.00%	11.20%	11.40%	11.60%
92+											13.00%

JOINT LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	3.65%	3.85%	4.05%	4.25%	4.45%	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%
62 – 66	4.30%	4.50%	4.70%	4.90%	5.10%	5.30%	5.50%	5.70%	5.90%	6.10%	6.30%
67 – 71	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%
72 – 76	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%
77 – 81	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%	7.65%	7.85%	8.05%	8.25%
82 – 86			8.05%	8.25%	8.45%	8.65%	8.85%	9.05%	9.25%	9.45%	9.65%
87 – 91								10.45%	10.65%	10.85%	11.05%
92+											12.45%

CURRENT RETIREPAY CHARGES

The current RetirePay Charges applicable to your Contract are as follows:

•   Single Life Highest Anniversary Value Step-up Charge
•   Joint Life Highest Anniversary Value Step-up Charge
•   Single Life Highest Quarterly Value Step-up Charge
•   Joint Life Highest Quarterly Value Step-up Charge

1.45% 1.45% 1.60% 1.60%

The amount that is deducted from your Contract Value is equal to the RetirePay Charge multiplied by the Benefit Base. We may increase the RetirePay Charges at any time, with prior notice, but the charges will never exceed the maximum RetirePay Charge. The maximum charge can be found in the “RetirePay Charge” section of the current MassMutual Envision prospectus.

INVESTMENT ALLOCATION RESTRICTIONS

While RetirePay is in effect, your investment allocations are restricted.

You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.

MML Asset Allocation Sub-Accounts:

MML American Funds Core Allocation
MML Balanced Allocation
MML Blend
MML Conservative Allocation
MML Growth Allocation
MML iShares® 80/20 Allocation
MML iShares® 60/40 Allocation
MML Moderate Allocation

Custom Allocation Program:

Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available sub-accounts: MML Dynamic Bond MML Inflation-Protected and Income MML Managed Bond MML Short-Duration Bond MML Total Return Bond MML U.S. Government Money Market
Allocation Category 2	40%	70%

Available sub-accounts:
MML  American Funds Growth
MML  Blue Chip Growth
MML Equity Income
MML Focused Equity
MML Foreign
MML Fundamental Equity
MML Fundamental Value
MML Global
MML High Yield
MML Income & Growth
MML International Equity
MML Large Cap Growth
MML Mid Cap Growth
MML Mid Cap Value
MML Small Cap Equity
MML Small Cap Growth Equity
MML Strategic Emerging Markets

	Minimum Allocation	Maximum Allocation
Allocation Category 3	0%	30%

Available sub-accounts:
Delaware Ivy VIP Asset Strategy
Fidelity® VIP Contrafund®
Fidelity® VIP Health Care
Fidelity® VIP Overseas
Fidelity® VIP Real Estate
Fidelity® VIP Strategic Income
Invesco V.I. Global Strategic Income
Invesco V.I. Discovery Mid Cap Growth
Invesco V.I. Global
Invesco Oppenheimer V.I. International Growth
Janus Henderson Global Technology and Innovation
MML Equity
MML Equity Rotation
MML Small Company Value
MML Small/Mid Cap Value
MML Sustainable Equity
PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your RetirePay by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. No change will be made without prior approval of the New York State Department of Financial Services. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your RetirePay.

If you have any questions regarding this Rate Sheet, please contact us toll free at (800) 272-2216.

Please keep this Rate Sheet for future reference.

FOR CONTRACTS ISSUED IN ALL STATES EXCEPT NEW YORK

Rate Sheet Prospectus Supplement dated January 4, 2024 to the Prospectus dated November 28, 2023, as supplemented, and the Initial Summary Prospectus dated November 28, 2023, as supplemented, for
MassMutual EnvisionSM Variable Annuity Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4

This Rate Sheet Prospectus Supplement (“Rate Sheet”) should be read carefully and retained with the Prospectus dated November 28, 2023 for the MassMutual EnvisionSM Variable Annuity. You may obtain a current Prospectus at www.MassMutual.com/Envision or by calling (800) 272-2216, sending an email request to ANNfax@MassMutual.com, or writing to MassMutual, PO Box 9067, Springfield, MA 01102-9067.

We are issuing this Rate Sheet to update the following information regarding the MassMutual RetirePaySM Guaranteed Lifetime Withdrawal Benefit (RetirePay):

•	Withdrawal Rates,

•	Lifetime Guarantee Rates,

•	RetirePay Charges, and

•	Investment Allocation Restrictions

(collectively, referred to as the “RetirePay Terms.”)

The RetirePay Terms included in this Rate Sheet are effective for applications submitted on or after January 4, 2024 until a new Rate Sheet is issued that replaces and supersedes this Rate Sheet.

This Rate Sheet replaces and supersedes any previously issued Rate Sheet. This Rate Sheet has no specified end date. This Rate Sheet must be used in conjunction with an effective MassMutual EnvisionSM Variable Annuity Prospectus. For complete information about RetirePay, see the “Additional Benefits — MassMutual RetirePaySM” section in the MassMutual EnvisionSM Variable Annuity Prospectus.

If we change the RetirePay Terms, we will issue a new Rate Sheet. In the event we issue a new Rate Sheet, we will provide at least 10 business days’ notice of the effective date of the superseding Rate Sheet.

Rate Sheet Eligibility Conditions

Certain Rate Sheet eligibility conditions apply when we have issued a superseding Rate Sheet after you apply for your contract and prior to your issue date.

In order for the RetirePay Terms in this Rate Sheet to apply to your Contract, your necessary application information, including any applicable transfer form(s), must be submitted to an order entry system utilized to issue the Contract (“application submit date”) on or after January 4, 2024 and prior to the effective date of the superseding Rate Sheet.  For purposes of this process, the application submit date is also defined to include the date the application is signed if a paper application is necessary.

Application Information Submitted with a Purchase Payment

In addition to the submission of your necessary application information, we also require payment of at least the minimum initial Purchase Payment and the application information to be in Good Order within 10 business days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will cancel the application and return your Purchase Payment.

Application Information Submitted without a Purchase Payment

If you plan to pay the initial Purchase Payment with proceeds from an IRS Section 1035 exchange or direct transfer, your transfer form(s) and application information must be in Good Order within 10 Business Days after the application submit date. In addition, the initial Purchase Payment necessary to issue the Contract must be received within 90 calendar days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will inform you and request instructions regarding whether to issue the Contract with the RetirePay Terms in effect under the superseding Rate Sheet or cancel the application.

If you have not provided us with the requested instructions within 2 business days after we have received your Purchase Payment, we will return your Purchase Payment to the original source.

The requirement to have the necessary application information in Good Order within 10 Business Days for application information received with a Purchase Payment or without a Purchase Payment includes completion of the broker-dealer suitability review.

Rate Sheet Comparison Process

Subject to satisfying the Rate Sheet Eligibility Conditions established in this Rate Sheet, if after your application submit date and prior to your Issue Date, a subsequent Rate Sheet is issued with only beneficial changes to the RetirePay Terms, the subsequent Rate Sheet will apply. The changes will be considered to be beneficial unless any of the following occurs:

•	Withdrawal Rates and/or Lifetime Guarantee Rates have decreased,

•	RetirePay Charges have increased, or

•	Investment Allocation Restrictions have changed (unless the sole change to the Investment Allocation Restrictions is the addition of available investment options).

For example, if the RetirePay Charges have increased, you will receive the RetirePay Terms included in the Rate Sheet in effect on your application submit date even if the Withdrawal Rates and/or Lifetime Guarantee Rates have increased in the subsequent Rate Sheet.

You should not purchase RetirePay without first obtaining the applicable Rate Sheet. To obtain a current Rate Sheet:

•	Contact your financial advisor

•	Contact us toll-free at (800) 272-2216

•	Go to www.MassMutual.com/Envision

On the Guaranteed Lifetime Withdrawal Date, we will determine the Withdrawal Rate and the Lifetime Guarantee Rate on the number of full Contract Years from the RetirePay Issue Date and the Age of the Covered Person.

The Withdrawal Rate applies when your Contract Value is greater than zero. The Lifetime Guarantee Rate applies when your Contract Value is zero. Once the contract is issued, the Withdrawal Rates and the Lifetime Guarantee Rates applicable to your Contract below will not change for the life of your Contract.

SINGLE LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	4.50%	4.70%	4.90%	5.10%	5.30%	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%
62 – 66	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%
67 – 71	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%
72 – 76	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%
77+	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%	7.70%	7.90%	8.10%	8.30%	8.50%

JOINT LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	3.95%	4.15%	4.35%	4.55%	4.75%	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%
62 – 66	4.45%	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%
67 – 71	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%
72 – 76	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%
77+	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%	7.95%

SINGLE LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	4.50%	4.70%	4.90%	5.10%	5.30%	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%
62 – 66	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%
67 – 71	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%
72 – 76	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%
77+	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%	7.70%	7.90%	8.10%	8.30%	8.50%

JOINT LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	3.95%	4.15%	4.35%	4.55%	4.75%	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%
62 – 66	4.45%	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%
67 – 71	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%
72 – 76	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%
77+	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%	7.95%

CURRENT RETIREPAY CHARGES

The current RetirePay Charges applicable to your Contract are as follows:

•   Single Life Highest Anniversary Value Step-up Charge
•   Joint Life Highest Anniversary Value Step-up Charge
•   Single Life Highest Quarterly Value Step-up Charge
•   Joint Life Highest Quarterly Value Step-up Charge

1.45% 1.45% 1.60% 1.60%

The amount that is deducted from your Contract Value is equal to the RetirePay Charge multiplied by the Benefit Base. We may increase the RetirePay Charges at any time, with prior notice, but the charges will never exceed the maximum RetirePay Charge. The maximum charge can be found in the “RetirePay Charge” section of the current MassMutual Envision prospectus.

INVESTMENT ALLOCATION RESTRICTIONS

While RetirePay is in effect, your investment allocations are restricted.

You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.

MML Asset Allocation Sub-Accounts:

MML American Funds Core Allocation
MML Balanced Allocation
MML Blend
MML Conservative Allocation
MML Growth Allocation
MML iShares® 80/20 Allocation
MML iShares® 60/40 Allocation
MML Moderate Allocation

Custom Allocation Program:

Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available sub-accounts: MML Dynamic Bond MML Inflation-Protected and Income MML Managed Bond MML Short-Duration Bond MML Total Return Bond MML U.S. Government Money Market
Allocation Category 2	40%	70%

Available sub-accounts:
MML  American Funds Growth
MML  Blue Chip Growth
MML Equity Income
MML Focused Equity
MML Foreign
MML Fundamental Equity
MML Fundamental Value
MML Global
MML High Yield
MML Income & Growth
MML International Equity
MML Large Cap Growth
MML Mid Cap Growth
MML Mid Cap Value
MML Small Cap Equity
MML Small Cap Growth Equity
MML Strategic Emerging Markets
Vest US Large Cap 10% Buffer Strategies VI

	Minimum Allocation	Maximum Allocation
Allocation Category 3	0%	30%

Available sub-accounts:
Delaware Ivy VIP Asset Strategy
Fidelity® VIP Contrafund®
Fidelity® VIP Health Care
Fidelity® VIP Overseas
Fidelity® VIP Real Estate
Fidelity® VIP Strategic Income
Invesco V.I. Global Strategic Income
Invesco V.I. Discovery Mid Cap Growth
Invesco V.I. Global
Invesco Oppenheimer V.I. International Growth
Janus Henderson Global Technology and Innovation
MML Equity
MML Equity Rotation
MML Small Company Value
MML Small/Mid Cap Value
MML Sustainable Equity
PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your RetirePay by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your RetirePay.

If you have any questions regarding this Rate Sheet, please contact us toll free at (800) 272-2216.

Please keep this Rate Sheet for future reference.

FOR CONTRACTS ISSUED IN NEW YORK ONLY

Rate Sheet Prospectus Supplement dated December 11, 2023 to the Prospectus dated November 28, 2023 and the Initial Summary Prospectus dated November 28, 2023 for
MassMutual EnvisionSM Variable Annuity Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4

This Rate Sheet Prospectus Supplement (“Rate Sheet”) should be read carefully and retained with the Prospectus dated November 28, 2023 for the MassMutual EnvisionSM Variable Annuity. You may obtain a current Prospectus at www.MassMutual.com/Envision or by calling (800) 272-2216, sending an email request to ANNfax@MassMutual.com, or writing to MassMutual, PO Box 9067, Springfield, MA 01102-9067.

We are issuing this Rate Sheet to update the following information regarding the MassMutual RetirePaySM Guaranteed Lifetime Withdrawal Benefit (RetirePay):

•	Withdrawal Rates,

•	RetirePay Charges, and

•	Investment Allocation Restrictions

(collectively, referred to as the “RetirePay Terms.”)

The RetirePay Terms included in this Rate Sheet are effective for applications submitted on or after December 11, 2023 until a new Rate Sheet is issued that replaces and supersedes this Rate Sheet.

This Rate Sheet replaces and supersedes any previously issued Rate Sheet. This Rate Sheet has no specified end date. This Rate Sheet must be used in conjunction with an effective MassMutual EnvisionSM Variable Annuity Prospectus. For complete information about RetirePay, see the “Additional Benefits — MassMutual RetirePaySM” section in the MassMutual EnvisionSM Variable Annuity Prospectus.

If we change the RetirePay Terms, we will issue a new Rate Sheet. In the event we issue a new Rate Sheet, we will provide at least 10 business days’ notice of the effective date of the superseding Rate Sheet.

Rate Sheet Eligibility Conditions

Certain Rate Sheet eligibility conditions apply when we have issued a superseding Rate Sheet after you apply for your contract and prior to your issue date.

In order for the RetirePay Terms in this Rate Sheet to apply to your Contract, your necessary application information, including any applicable transfer form(s), must be submitted to an order entry system utilized to issue the Contract (“application submit date”) on or after December 11, 2023 and prior to the effective date of the superseding Rate Sheet.  For purposes of this process, the application submit date is also defined to include the date the application is signed if a paper application is necessary.

Application Information Submitted with a Purchase Payment

In addition to the submission of your necessary application information, we also require payment of at least the minimum initial Purchase Payment and the application information to be in Good Order within 10 business days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will cancel the application and return your Purchase Payment.

Application Information Submitted without a Purchase Payment

If you plan to pay the initial Purchase Payment with proceeds from an IRS Section 1035 exchange or direct transfer, your transfer form(s) and application information must be in Good Order within 10 Business Days after the application submit date. In addition, the initial Purchase Payment necessary to issue the Contract must be received within 90 calendar days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will inform you and request instructions regarding whether to issue the Contract with the RetirePay Terms in effect under the superseding Rate Sheet or cancel the application.

If you have not provided us with the requested instructions within 2 business days after we have received your Purchase Payment, we will return your Purchase Payment to the original source.

The requirement to have the necessary application information in Good Order within 10 Business Days for application information received with a Purchase Payment or without a Purchase Payment includes completion of the broker-dealer suitability review.

Rate Sheet Comparison Process

Subject to satisfying the Rate Sheet Eligibility Conditions established in this Rate Sheet, if after your application submit date and prior to your Issue Date, a subsequent Rate Sheet is issued with only beneficial changes to the RetirePay Terms, the subsequent Rate Sheet will apply. The changes will be considered to be beneficial unless any of the following occurs:

•	Withdrawal Rates have decreased,

•	RetirePay Charges have increased, or

•	Investment Allocation Restrictions have changed (unless the sole change to the Investment Allocation Restrictions is the addition of available investment options).

For example, if the RetirePay Charges have increased, you will receive the RetirePay Terms included in the Rate Sheet in effect on your application submit date even if the Withdrawal Rates have increased in the subsequent Rate Sheet.

You should not purchase RetirePay without first obtaining the applicable Rate Sheet. To obtain a current Rate Sheet:

•	Contact your financial advisor

•	Contact us toll-free at (800) 272-2216

•	Go to www.MassMutual.com/Envision

On the Guaranteed Lifetime Withdrawal Date, we will determine the Withdrawal Rate based on the number of full Contract Years from the RetirePay Issue Date and the Age of the Covered Person (or the youngest Covered Person for a Joint Life Version). Once the contract is issued, the Withdrawal Rates applicable to your Contract below will not change for the life of your Contract.

SINGLE LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	4.05%	4.25%	4.45%	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%
62 – 66	4.70%	4.90%	5.10%	5.30%	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%
67 – 71	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%
72 – 76	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%
77 – 81	6.65%	6.85%	7.05%	7.25%	7.45%	7.65%	7.85%	8.05%	8.25%	8.45%	8.65%
82 – 86			8.45%	8.65%	8.85%	9.05%	9.25%	9.45%	9.65%	9.85%	10.05%
87 – 91								10.85%	11.05%	11.25%	11.45%
92+											12.85%

JOINT LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	3.50%	3.70%	3.90%	4.10%	4.30%	4.50%	4.70%	4.90%	5.10%	5.30%	5.50%
62 – 66	4.15%	4.35%	4.55%	4.75%	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%
67 – 71	4.80%	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%
72 – 76	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%
77 – 81	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%	7.70%	7.90%	8.10%
82 – 86			7.90%	8.10%	8.30%	8.50%	8.70%	8.90%	9.10%	9.30%	9.50%
87 – 91								10.30%	10.50%	10.70%	10.90%
92+											12.30%

CURRENT RETIREPAY CHARGES

The current RetirePay Charges applicable to your Contract are as follows:

•   Single Life Highest Anniversary Value Step-up Charge
•   Joint Life Highest Anniversary Value Step-up Charge
•   Single Life Highest Quarterly Value Step-up Charge
•   Joint Life Highest Quarterly Value Step-up Charge

1.45% 1.45% 1.60% 1.60%

The amount that is deducted from your Contract Value is equal to the RetirePay Charge multiplied by the Benefit Base. We may increase the RetirePay Charges at any time, with prior notice, but the charges will never exceed the maximum RetirePay Charge. The maximum charge can be found in the “RetirePay Charge” section of the current MassMutual Envision prospectus.

INVESTMENT ALLOCATION RESTRICTIONS

While RetirePay is in effect, your investment allocations are restricted.

You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.

MML Asset Allocation Sub-Accounts:

MML American Funds Core Allocation
MML Balanced Allocation
MML Blend
MML Conservative Allocation
MML Growth Allocation
MML iShares® 80/20 Allocation
MML iShares® 60/40 Allocation
MML Moderate Allocation

Custom Allocation Program:

Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available sub-accounts: MML Dynamic Bond MML Inflation-Protected and Income MML Managed Bond MML Short-Duration Bond MML Total Return Bond MML U.S. Government Money Market
Allocation Category 2	40%	70%

Available sub-accounts:
MML  American Funds Growth
MML  Blue Chip Growth
MML Equity Income
MML Focused Equity
MML Foreign
MML Fundamental Equity
MML Fundamental Value
MML Global
MML High Yield
MML Income & Growth
MML International Equity
MML Large Cap Growth
MML Mid Cap Growth
MML Mid Cap Value
MML Small Cap Equity
MML Small Cap Growth Equity
MML Strategic Emerging Markets

	Minimum Allocation	Maximum Allocation
Allocation Category 3	0%	30%

Available sub-accounts:
Delaware Ivy VIP Asset Strategy
Fidelity® VIP Contrafund®
Fidelity® VIP Health Care
Fidelity® VIP Overseas
Fidelity® VIP Real Estate
Fidelity® VIP Strategic Income
Invesco V.I. Global Strategic Income
Invesco V.I. Discovery Mid Cap Growth
Invesco V.I. Global
Invesco Oppenheimer V.I. International Growth
Janus Henderson Global Technology and Innovation
MML Equity
MML Equity Rotation
MML Small Company Value
MML Small/Mid Cap Value
MML Sustainable Equity
PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your RetirePay by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. No change will be made without prior approval of the New York State Department of Financial Services. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your RetirePay.

If you have any questions regarding this Rate Sheet, please contact us toll free at (800) 272-2216.

Please keep this Rate Sheet for future reference.

FOR CONTRACTS ISSUED IN ALL STATES EXCEPT NEW YORK

Rate Sheet Prospectus Supplement dated November 28, 2023 to the Prospectus dated November 28, 2023 and the Initial Summary Prospectus dated November 28, 2023 for
MassMutual EnvisionSM Variable Annuity Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4

This Rate Sheet Prospectus Supplement (“Rate Sheet”) should be read carefully and retained with the Prospectus dated November 28, 2023 for the MassMutual EnvisionSM Variable Annuity. You may obtain a current Prospectus at www.MassMutual.com/Envision or by calling (800) 272-2216, sending an email request to ANNfax@MassMutual.com, or writing to MassMutual, PO Box 9067, Springfield, MA 01102-9067.

We are issuing this Rate Sheet to update the following information regarding the MassMutual RetirePaySM Guaranteed Lifetime Withdrawal Benefit (RetirePay):

•	Withdrawal Rates,

•	Lifetime Guarantee Rates,

•	RetirePay Charges, and

•	Investment Allocation Restrictions

(collectively, referred to as the “RetirePay Terms.”)

The RetirePay Terms included in this Rate Sheet are effective for applications submitted on or after November 28, 2023 until a new Rate Sheet is issued that replaces and supersedes this Rate Sheet.

This Rate Sheet replaces and supersedes any previously issued Rate Sheet. This Rate Sheet has no specified end date. This Rate Sheet must be used in conjunction with an effective MassMutual EnvisionSM Variable Annuity Prospectus. For complete information about RetirePay, see the “Additional Benefits — MassMutual RetirePaySM” section in the MassMutual EnvisionSM Variable Annuity Prospectus.

If we change the RetirePay Terms, we will issue a new Rate Sheet. In the event we issue a new Rate Sheet, we will provide at least 10 business days’ notice of the effective date of the superseding Rate Sheet.

Rate Sheet Eligibility Conditions

Certain Rate Sheet eligibility conditions apply when we have issued a superseding Rate Sheet after you apply for your contract and prior to your issue date.

In order for the RetirePay Terms in this Rate Sheet to apply to your Contract, your necessary application information, including any applicable transfer form(s), must be submitted to an order entry system utilized to issue the Contract (“application submit date”) on or after November 28, 2023 and prior to the effective date of the superseding Rate Sheet. For purposes of this process, the application submit date is also defined to include the date the application is signed if a paper application is necessary.

Application Information Submitted with a Purchase Payment

In addition to the submission of your necessary application information, we also require payment of at least the minimum initial Purchase Payment and the application information to be in Good Order within 10 business days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will cancel the application and return your Purchase Payment.

Application Information Submitted without a Purchase Payment

If you plan to pay the initial Purchase Payment with proceeds from an IRS Section 1035 exchange or direct transfer, your transfer form(s) and application information must be in Good Order within 10 Business Days after the application submit date. In addition, the initial Purchase Payment necessary to issue the Contract must be received within 90 calendar days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will inform you and request instructions regarding whether to issue the Contract with the RetirePay Terms in effect under the superseding Rate Sheet or cancel the application.

If you have not provided us with the requested instructions within 2 business days after we have received your Purchase Payment, we will return your Purchase Payment to the original source.

The requirement to have the necessary application information in Good Order within 10 Business Days for application information received with a Purchase Payment or without a Purchase Payment includes completion of the broker-dealer suitability review.

Rate Sheet Comparison Process

Subject to satisfying the Rate Sheet Eligibility Conditions established in this Rate Sheet, if after your application submit date and prior to your Issue Date, a subsequent Rate Sheet is issued with only beneficial changes to the RetirePay Terms, the subsequent Rate Sheet will apply. The changes will be considered to be beneficial unless any of the following occurs:

•	Withdrawal Rates and/or Lifetime Guarantee Rates have decreased,

•	RetirePay Charges have increased, or

•	Investment Allocation Restrictions have changed (unless the sole change to the Investment Allocation Restrictions is the addition of available investment options).

For example, if the RetirePay Charges have increased, you will receive the RetirePay Terms included in the Rate Sheet in effect on your application submit date even if the Withdrawal Rates and/or Lifetime Guarantee Rates have increased in the subsequent Rate Sheet.

You should not purchase RetirePay without first obtaining the applicable Rate Sheet. To obtain a current Rate Sheet:

•	Contact your financial advisor

•	Contact us toll-free at (800) 272-2216

•	Go to www.MassMutual.com/Envision

On the Guaranteed Lifetime Withdrawal Date, we will determine the Withdrawal Rate and the Lifetime Guarantee Rate based on the number of full Contract Years from the RetirePay Issue Date and the Age of the Covered Person (or the youngest Covered Person for a Joint Life Version). The Withdrawal Rate applies when your Contract Value is greater than zero. The Lifetime Guarantee Rate applies when your Contract Value is zero. Once the contract is issued, the Withdrawal Rates and the Lifetime Guarantee Rates applicable to your Contract below will not change for the life of your Contract.

SINGLE LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	4.50%	4.70%	4.90%	5.10%	5.30%	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%
62 – 66	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%
67 – 71	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%
72 – 76	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%
77+	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%	7.70%	7.90%	8.10%	8.30%	8.50%

JOINT LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	3.95%	4.15%	4.35%	4.55%	4.75%	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%
62 – 66	4.45%	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%
67 – 71	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%
72 – 76	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%
77+	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%	7.95%

SINGLE LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	4.50%	4.70%	4.90%	5.10%	5.30%	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%
62 – 66	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%
67 – 71	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%
72 – 76	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%
77+	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%	7.70%	7.90%	8.10%	8.30%	8.50%

JOINT LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	3.95%	4.15%	4.35%	4.55%	4.75%	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%
62 – 66	4.45%	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%
67 – 71	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%
72 – 76	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%
77+	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%	7.95%

CURRENT RETIREPAY CHARGES

The current RetirePay Charges applicable to your Contract are as follows:

•   Single Life Highest Anniversary Value Step-up Charge
•   Joint Life Highest Anniversary Value Step-up Charge
•   Single Life Highest Quarterly Value Step-up Charge
•   Joint Life Highest Quarterly Value Step-up Charge

1.45% 1.45% 1.60% 1.60%

The amount that is deducted from your Contract Value is equal to the RetirePay Charge multiplied by the Benefit Base. We may increase the RetirePay Charges at any time, with prior notice, but the charges will never exceed the maximum RetirePay Charge. The maximum charge can be found in the “RetirePay Charge” section of the current MassMutual Envision prospectus.

INVESTMENT ALLOCATION RESTRICTIONS

While RetirePay is in effect, your investment allocations are restricted.

You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.

MML Asset Allocation Sub-Accounts:

MML American Funds Core Allocation
MML Balanced Allocation
MML Blend
MML Conservative Allocation
MML Growth Allocation
MML iShares® 80/20 Allocation
MML iShares® 60/40 Allocation
MML Moderate Allocation

Custom Allocation Program:

Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available sub-accounts: MML Dynamic Bond MML Inflation-Protected and Income MML Managed Bond MML Short-Duration Bond MML Total Return Bond MML U.S. Government Money Market
Allocation Category 2	40%	70%

Available sub-accounts:
Cboe Vest US Large Cap 10% Buffer Strategies VI
MML  American Funds Growth
MML  Blue Chip Growth
MML Equity Income
MML Focused Equity
MML Foreign
MML Fundamental Equity
MML Fundamental Value
MML Global
MML High Yield
MML Income & Growth
MML International Equity
MML Large Cap Growth
MML Mid Cap Growth
MML Mid Cap Value
MML Small Cap Equity
MML Small Cap Growth Equity
MML Strategic Emerging Markets

	Minimum Allocation	Maximum Allocation
Allocation Category 3	0%	30%

Available sub-accounts:
Delaware Ivy VIP Asset Strategy
Fidelity® VIP Contrafund®
Fidelity® VIP Health Care
Fidelity® VIP Overseas
Fidelity® VIP Real Estate
Fidelity® VIP Strategic Income
Invesco V.I. Global Strategic Income
Invesco V.I. Discovery Mid Cap Growth
Invesco V.I. Global
Invesco Oppenheimer V.I. International Growth
Janus Henderson Global Technology and Innovation
MML Equity
MML Equity Rotation
MML Small Company Value
MML Small/Mid Cap Value
MML Sustainable Equity
PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your RetirePay by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your RetirePay.

If you have any questions regarding this Rate Sheet, please contact us toll free at (800) 272-2216.

Please keep this Rate Sheet for future reference.

Rate Sheet Prospectus Supplement dated April 17, 2023 to the Prospectus dated May 1, 2023 and the Initial Summary Prospectus dated May 1, 2023 for
MassMutual EnvisionSM Variable Annuity Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4

This Rate Sheet Prospectus Supplement (“Rate Sheet”) should be read carefully and retained with the Prospectus dated May 1, 2023 for the MassMutual EnvisionSM Variable Annuity. You may obtain a current Prospectus at www.MassMutual.com/Envision or by calling (800) 272-2216, sending an email request to ANNfax@MassMutual.com, or writing to MassMutual, PO Box 9067, Springfield, MA 01102-9067.

We are issuing this Rate Sheet to update the following information regarding the MassMutual RetirePaySM Guaranteed Lifetime Withdrawal Benefit (RetirePay):

•	Withdrawal Rates,

•	Lifetime Guarantee Rates,

•	RetirePay Charges, and

•	Investment Allocation Restrictions

(collectively, referred to as the “RetirePay Terms.”)

The RetirePay Terms included in this Rate Sheet are effective for applications submitted on or after May 1, 2023 until a new Rate Sheet is issued that replaces and supersedes this Rate Sheet.

This Rate Sheet replaces and supersedes any previously issued Rate Sheet. This Rate Sheet has no specified end date. This Rate Sheet must be used in conjunction with an effective MassMutual EnvisionSM Variable Annuity Prospectus. For complete information about RetirePay, see the “Additional Benefits — MassMutual RetirePaySM” section in the MassMutual EnvisionSM Variable Annuity Prospectus.

If we change the RetirePay Terms, we will issue a new Rate Sheet. In the event we issue a new Rate Sheet, we will provide at least 10 business days’ notice of the effective date of the superseding Rate Sheet.

Rate Sheet Eligibility Conditions

Certain Rate Sheet eligibility conditions apply when we have issued a superseding Rate Sheet after you apply for your contract and prior to your issue date.

In order for the RetirePay Terms in this Rate Sheet to apply to your Contract, your necessary application information, including any applicable transfer form(s), must be submitted to an order entry system utilized to issue the Contract (“application submit date”) on or after May 1, 2023 and prior to the effective date of the superseding Rate Sheet. For purposes of this process, the application submit date is also defined to include the date the application is signed if a paper application is necessary.

Application Information Submitted with a Purchase Payment

In addition to the submission of your necessary application information, we also require payment of at least the minimum initial Purchase Payment and the application information to be in Good Order within 10 business days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will cancel the application and return your Purchase Payment.

Application Information Submitted without a Purchase Payment

If you plan to pay the initial Purchase Payment with proceeds from an IRS Section 1035 exchange or direct transfer, your transfer form(s) and application information must be in Good Order within 10 Business Days after the application submit date. In addition, the initial Purchase Payment necessary to issue the Contract must be received within 90 calendar days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will inform you and request instructions regarding whether to issue the Contract with the RetirePay Terms in effect under the superseding Rate Sheet or cancel the application.

If you have not provided us with the requested instructions within 2 business days after we have received your Purchase Payment, we will return your Purchase Payment to the original source.

The requirement to have the necessary application information in Good Order within 10 Business Days for application information received with a Purchase Payment or without a Purchase Payment includes completion of the broker-dealer suitability review.

Rate Sheet Comparison Process

Subject to satisfying the Rate Sheet Eligibility Conditions established in this Rate Sheet, if after your application submit date and prior to your Issue Date, a subsequent Rate Sheet is issued with only beneficial changes to the RetirePay Terms, the subsequent Rate Sheet will apply. The changes will be considered to be beneficial unless any of the following occurs:

•	Withdrawal Rates and/or Lifetime Guarantee Rates have decreased,

•	RetirePay Charges have increased, or

•	Investment Allocation Restrictions have changed (unless the sole change to the Investment Allocation Restrictions is the addition of available investment options).

For example, if the RetirePay Charges have increased, you will receive the RetirePay Terms included in the Rate Sheet in effect on your application submit date even if the Withdrawal Rates and/or Lifetime Guarantee Rates have increased in the subsequent Rate Sheet.

You should not purchase RetirePay without first obtaining the applicable Rate Sheet. To obtain a current Rate Sheet:

•	Contact your financial advisor

•	Contact us toll-free at (800) 272-2216

•	Go to www.MassMutual.com/Envision

On the Guaranteed Lifetime Withdrawal Date, we will determine the Withdrawal Rate and the Lifetime Guarantee Rate based on the number of full Contract Years from the RetirePay Issue Date and the Age of the Covered Person (or the youngest Covered Person for a Joint Life Version). The Withdrawal Rate applies when your Contract Value is greater than zero. The Lifetime Guarantee Rate applies when your Contract Value is zero. Once the contract is issued, the Withdrawal Rates and the Lifetime Guarantee Rates applicable to your Contract below will not change for the life of your Contract.

SINGLE LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	4.50%	4.70%	4.90%	5.10%	5.30%	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%
62 – 66	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%
67 – 71	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%
72 – 76	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%
77+	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%	7.70%	7.90%	8.10%	8.30%	8.50%

JOINT LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	3.95%	4.15%	4.35%	4.55%	4.75%	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%
62 – 66	4.45%	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%
67 – 71	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%
72 – 76	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%
77+	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%	7.95%

SINGLE LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	4.50%	4.70%	4.90%	5.10%	5.30%	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%
62 – 66	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%
67 – 71	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%
72 – 76	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%
77+	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%	7.70%	7.90%	8.10%	8.30%	8.50%

JOINT LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	3.95%	4.15%	4.35%	4.55%	4.75%	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%
62 – 66	4.45%	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%
67 – 71	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%
72 – 76	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%
77+	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%	7.95%

CURRENT RETIREPAY CHARGES

The current RetirePay Charges applicable to your Contract are as follows:

•   Single Life Highest Anniversary Value Step-up Charge
•   Joint Life Highest Anniversary Value Step-up Charge
•   Single Life Highest Quarterly Value Step-up Charge
•   Joint Life Highest Quarterly Value Step-up Charge

1.45% 1.45% 1.60% 1.60%

The amount that is deducted from your Contract Value is equal to the RetirePay Charge multiplied by the Benefit Base. We may increase the RetirePay Charges at any time, with prior notice, but the charges will never exceed the maximum RetirePay Charge. The maximum charge can be found in the “RetirePay Charge” section of the current MassMutual Envision prospectus.

INVESTMENT ALLOCATION RESTRICTIONS

While RetirePay is in effect, your investment allocations are restricted.

You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.

MML Asset Allocation Sub-Accounts:

MML American Funds Core Allocation
MML Balanced Allocation
MML Blend
MML Conservative Allocation
MML Growth Allocation
MML iShares® 80/20 Allocation
MML iShares® 60/40 Allocation
MML Moderate Allocation

Custom Allocation Program:

Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available sub-accounts: MML Dynamic Bond MML Inflation-Protected and Income MML Managed Bond MML Short-Duration Bond MML Total Return Bond MML U.S. Government Money Market
Allocation Category 2	40%	70%

Available sub-accounts:
Cboe Vest US Large Cap 10% Buffer Strategies VI
MML  American Funds Growth
MML  Blue Chip Growth
MML Equity Income
MML Focused Equity
MML Foreign
MML Fundamental Equity
MML Fundamental Value
MML Global
MML High Yield
MML Income & Growth
MML International Equity
MML Large Cap Growth
MML Mid Cap Growth
MML Mid Cap Value
MML Small Cap Equity
MML Small Cap Growth Equity
MML Strategic Emerging Markets

	Minimum Allocation	Maximum Allocation
Allocation Category 3	0%	30%

Available sub-accounts:
Delaware Ivy VIP Asset Strategy
Fidelity® VIP Contrafund®
Fidelity® VIP Health Care
Fidelity® VIP Overseas
Fidelity® VIP Real Estate
Fidelity® VIP Strategic Income
Invesco V.I. Global Strategic Income
Invesco V.I. Discovery Mid Cap Growth
Invesco V.I. Global
Invesco Oppenheimer V.I. International Growth
Janus Henderson Global Technology and Innovation
MML Equity
MML Equity Rotation
MML Small Company Value
MML Small/Mid Cap Value
MML Sustainable Equity
PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your RetirePay by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your RetirePay.

If you have any questions regarding this Rate Sheet, please contact us toll free at (800) 272-2216.

Please keep this Rate Sheet for future reference.

Rate Sheet Prospectus Supplement Dated February 27, 2023 to the Prospectus dated May 1, 2022, as supplemented and the Initial Summary Prospectus dated May 1, 2022, as supplemented for
MassMutual EnvisionSM Variable Annuity Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4

This Rate Sheet Prospectus Supplement (“Rate Sheet”) should be read carefully and retained with the Prospectus dated May 1, 2022 for the MassMutual EnvisionSM Variable Annuity. You may obtain a current Prospectus at www.MassMutual.com/Envision or by calling (800) 272-2216, sending an email request to ANNfax@MassMutual.com, or writing to MassMutual, PO Box 9067, Springfield, MA 01102-9067.

We are issuing this Rate Sheet to update the following information regarding the MassMutual RetirePaySM Guaranteed Lifetime Withdrawal Benefit (RetirePay):

•	Withdrawal Rates,

•	Lifetime Guarantee Rates,

•	RetirePay Charges, and

•	Investment Allocation Restrictions

(collectively, referred to as the “RetirePay Terms.”)

The RetirePay Terms included in this Rate Sheet are effective for applications submitted on or after March 13, 2023 until a new Rate Sheet is issued that replaces and supersedes this Rate Sheet.

This Rate Sheet replaces and supersedes any previously issued Rate Sheet. This Rate Sheet has no specified end date. This Rate Sheet must be used in conjunction with an effective MassMutual EnvisionSM Variable Annuity Prospectus. For complete information about RetirePay, see the “Additional Benefits — MassMutual RetirePaySM” section in the MassMutual EnvisionSM Variable Annuity Prospectus.

If we change the RetirePay Terms, we will issue a new Rate Sheet. In the event we issue a new Rate Sheet, we will provide at least 10 business days’ notice of the effective date of the superseding Rate Sheet.

Rate Sheet Eligibility Conditions

Certain Rate Sheet eligibility conditions apply when we have issued a superseding Rate Sheet after you apply for your contract and prior to your issue date.

In order for the RetirePay Terms in this Rate Sheet to apply to your Contract, your necessary application information, including any applicable transfer form(s), must be submitted to an order entry system utilized to issue the Contract (“application submit date”) on or after March 13, 2023 and prior to the effective date of the superseding Rate Sheet. For purposes of this process, the application submit date is also defined to include the date the application is signed if a paper application is necessary.

Application Information Submitted with a Purchase Payment

In addition to the submission of your necessary application information, we also require payment of at least the minimum initial Purchase Payment and the application information to be in Good Order within 10 business days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will cancel the application and return your Purchase Payment.

Application Information Submitted without a Purchase Payment

If you plan to pay the initial Purchase Payment with proceeds from an IRS Section 1035 exchange or direct transfer, your transfer form(s) and application information must be in Good Order within 10 Business Days after the application submit date. In addition, the initial Purchase Payment necessary to issue the Contract must be received within 90 calendar days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will inform you and request instructions regarding whether to issue the Contract with the RetirePay Terms in effect under the superseding Rate Sheet or cancel the application.

If you have not provided us with the requested instructions within 2 business days after we have received your Purchase Payment, we will return your Purchase Payment to the original source.

The requirement to have the necessary application information in Good Order within 10 Business Days for application information received with a Purchase Payment or without a Purchase Payment includes completion of the broker-dealer suitability review.

Rate Sheet Comparison Process

Subject to satisfying the Rate Sheet Eligibility Conditions established in this Rate Sheet, if after your application submit date and prior to your Issue Date, a subsequent Rate Sheet is issued with only beneficial changes to the RetirePay Terms, the subsequent Rate Sheet will apply. The changes will be considered to be beneficial unless any of the following occurs:

•	Withdrawal Rates and/or Lifetime Guarantee Rates have decreased,

•	RetirePay Charges have increased, or

•	Investment Allocation Restrictions have changed (unless the sole change to the Investment Allocation Restrictions is the addition of available investment options).

For example, if the RetirePay Charges have increased, you will receive the RetirePay Terms included in the Rate Sheet in effect on your application submit date even if the Withdrawal Rates and/or Lifetime Guarantee Rates have increased in the subsequent Rate Sheet.

You should not purchase RetirePay without first obtaining the applicable Rate Sheet. To obtain a current Rate Sheet:

•	Contact your financial advisor

•	Contact us toll-free at (800) 272-2216

•	Go to www.MassMutual.com/Envision

On the Guaranteed Lifetime Withdrawal Date, we will determine the Withdrawal Rate and the Lifetime Guarantee Rate based on the number of full Contract Years from the RetirePay Issue Date and the Age of the Covered Person (or the youngest Covered Person for a Joint Life Version). The Withdrawal Rate applies when your Contract Value is greater than zero. The Lifetime Guarantee Rate applies when your Contract Value is zero. Once the contract is issued, the Withdrawal Rates and the Lifetime Guarantee Rates applicable to your Contract below will not change for the life of your Contract.

SINGLE LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	4.50%	4.70%	4.90%	5.10%	5.30%	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%
62 – 66	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%
67 – 71	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%
72 – 76	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%
77+	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%	7.70%	7.90%	8.10%	8.30%	8.50%

JOINT LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	3.95%	4.15%	4.35%	4.55%	4.75%	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%
62 – 66	4.45%	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%
67 – 71	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%
72 – 76	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%
77+	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%	7.95%

SINGLE LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	4.50%	4.70%	4.90%	5.10%	5.30%	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%
62 – 66	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%
67 – 71	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%
72 – 76	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%
77+	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%	7.70%	7.90%	8.10%	8.30%	8.50%

JOINT LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	3.95%	4.15%	4.35%	4.55%	4.75%	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%
62 – 66	4.45%	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%
67 – 71	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%
72 – 76	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%
77+	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%	7.95%

CURRENT RETIREPAY CHARGES

The current RetirePay Charges applicable to your Contract are as follows:

•   Single Life Highest Anniversary Value Step-up Charge
•   Joint Life Highest Anniversary Value Step-up Charge
•   Single Life Highest Quarterly Value Step-up Charge
•   Joint Life Highest Quarterly Value Step-up Charge

1.45% 1.45% 1.60% 1.60%

The amount that is deducted from your Contract Value is equal to the RetirePay Charge multiplied by the Benefit Base. We may increase the RetirePay Charges at any time, with prior notice, but the charges will never exceed the maximum RetirePay Charge. The maximum charge can be found in the “RetirePay Charge” section of the current MassMutual Envision prospectus.

INVESTMENT ALLOCATION RESTRICTIONS

While RetirePay is in effect, your investment allocations are restricted.

You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.

MML Asset Allocation Sub-Accounts:

MML Conservative Allocation
MML Moderate Allocation
MML Balanced Allocation
MML American Funds Core Allocation
MML Growth Allocation
MML Blend
MML iShares® 80/20 Allocation
MML iShares® 60/40 Allocation

Custom Allocation Program:

Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available sub-accounts: MML U.S. Government Money Market MML Dynamic Bond MML Managed Bond MML Short-Duration Bond MML Total Return Bond MML Inflation-Protected and Income
Allocation Category 2	40%	70%

Available sub-accounts:
MML Blue Chip Growth
MML Large Cap Growth
MML American Funds Growth
MML Focused Equity
MML Fundamental Equity
MML Equity Income
MML Fundamental Value
MML Income & Growth
MML Mid Cap Growth
MML Small Cap Growth Equity
MML Small Cap Equity
MML Mid Cap Value
MML Foreign
MML Global
MML International Equity
MML Strategic Emerging Markets
MML High Yield

	Minimum Allocation	Maximum Allocation
Allocation Category 3	0%	30%

Available sub-accounts:
MML Sustainable Equity
Fidelity® VIP Contrafund®
MML Equity
MML Equity Rotation
Invesco V.I. Global Strategic Income
Invesco V.I. Discovery Mid Cap Growth
MML Small Company Value
MML Small/Mid Cap Value
Invesco V.I. Global
Invesco Oppenheimer V.I. International Growth
Delaware Ivy VIP Asset Strategy
Janus Henderson Global Technology and Innovation
Fidelity® VIP Real Estate
Fidelity® VIP Health Care
Fidelity® VIP Strategic Income
PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your RetirePay by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your RetirePay.

If you have any questions regarding this Rate Sheet, please contact us toll free at (800) 272-2216.

Please keep this Rate Sheet for future reference.

Rate Sheet Prospectus Supplement Dated October 17, 2022 to the Prospectus dated May 1, 2022, as supplemented and the Initial Summary Prospectus dated May 1, 2022, as supplemented for
MassMutual EnvisionSM Variable Annuity Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4

This Rate Sheet Prospectus Supplement (“Rate Sheet”) should be read carefully and retained with the Prospectus dated May 1, 2022 for the MassMutual EnvisionSM Variable Annuity. You may obtain a current Prospectus at www.MassMutual.com/Envision or by calling (800) 272-2216, sending an email request to ANNfax@MassMutual.com, or writing to MassMutual, PO Box 9067, Springfield, MA 01102-9067.

We are issuing this Rate Sheet to update the following information regarding the MassMutual RetirePaySM Guaranteed Lifetime Withdrawal Benefit (RetirePay):

•	Withdrawal Rates,

•	Lifetime Guarantee Rates,

•	RetirePay Charges, and

•	Investment Allocation Restrictions

(collectively, referred to as the “RetirePay Terms.”)

The RetirePay Terms included in this Rate Sheet are effective for applications submitted on or after November 4, 2022 until a new Rate Sheet is issued that replaces and supersedes this Rate Sheet.

This Rate Sheet replaces and supersedes any previously issued Rate Sheet. This Rate Sheet has no specified end date. This Rate Sheet must be used in conjunction with an effective MassMutual EnvisionSM Variable Annuity Prospectus. For complete information about RetirePay, see the “Additional Benefits — MassMutual RetirePaySM” section in the MassMutual EnvisionSM Variable Annuity Prospectus.

If we change the RetirePay Terms, we will issue a new Rate Sheet. In the event we issue a new Rate Sheet, we will provide at least 10 business days’ notice of the effective date of the superseding Rate Sheet.

Rate Sheet Eligibility Conditions

Certain Rate Sheet eligibility conditions apply when we have issued a superseding Rate Sheet after you apply for your contract and prior to your issue date.

In order for the RetirePay Terms in this Rate Sheet to apply to your Contract, your necessary application information, including any applicable transfer form(s), must be submitted to an order entry system utilized to issue the Contract (“application submit date”) on or after November 4, 2022 and prior to the effective date of the superseding Rate Sheet. For purposes of this process, the application submit date is also defined to include the date the application is signed if a paper application is necessary.

Application Information Submitted with a Purchase Payment

In addition to the submission of your necessary application information, we also require payment of at least the minimum initial Purchase Payment and the application information to be in Good Order within 10 business days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will cancel the application and return your Purchase Payment.

Application Information Submitted without a Purchase Payment

If you plan to pay the initial Purchase Payment with proceeds from an IRS Section 1035 exchange or direct transfer, your transfer form(s) and application information must be in Good Order within 10 Business Days after the application submit date. In addition, the initial Purchase Payment necessary to issue the Contract must be received within 90 calendar days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will inform you and request instructions regarding whether to issue the Contract with the RetirePay Terms in effect under the superseding Rate Sheet or cancel the application.

If you have not provided us with the requested instructions within 2 business days after we have received your Purchase Payment, we will return your Purchase Payment to the original source.

The requirement to have the necessary application information in Good Order within 10 Business Days for application information received with a Purchase Payment or without a Purchase Payment includes completion of the broker-dealer suitability review.

Rate Sheet Comparison Process

Subject to satisfying the Rate Sheet Eligibility Conditions established in this Rate Sheet, if after your application submit date and prior to your Issue Date, a subsequent Rate Sheet is issued with only beneficial changes to the RetirePay Terms, the subsequent Rate Sheet will apply. The changes will be considered to be beneficial unless any of the following occurs:

•	Withdrawal Rates and/or Lifetime Guarantee Rates have decreased,

•	RetirePay Charges have increased, or

•	Investment Allocation Restrictions have changed (unless the sole change to the Investment Allocation Restrictions is the addition of available investment options).

For example, if the RetirePay Charges have increased, you will receive the RetirePay Terms included in the Rate Sheet in effect on your application submit date even if the Withdrawal Rates and/or Lifetime Guarantee Rates have increased in the subsequent Rate Sheet.

You should not purchase RetirePay without first obtaining the applicable Rate Sheet. To obtain a current Rate Sheet:

•	Contact your financial advisor

•	Contact us toll-free at (800) 272-2216

•	Go to www.MassMutual.com/Envision

On the Guaranteed Lifetime Withdrawal Date, we will determine the Withdrawal Rate and the Lifetime Guarantee Rate based on the number of full Contract Years from the RetirePay Issue Date and the Age of the Covered Person (or the youngest Covered Person for a Joint Life Version). The Withdrawal Rate applies when your Contract Value is greater than zero. The Lifetime Guarantee Rate applies when your Contract Value is zero. Once the contract is issued, the Withdrawal Rates and the Lifetime Guarantee Rates applicable to your Contract below will not change for the life of your Contract.

SINGLE LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	4.25%	4.35%	4.45%	4.55%	4.65%	4.95%	5.10%	5.25%	5.40%	5.55%	5.85%
62 – 66	4.60%	4.75%	4.90%	5.05%	5.20%	5.55%	5.65%	5.75%	5.85%	5.95%	6.15%
67 – 71	5.25%	5.35%	5.45%	5.55%	5.60%	6.20%	6.30%	6.40%	6.50%	6.55%	7.25%
72 – 76	5.75%	5.90%	6.05%	6.20%	6.30%	6.60%	6.80%	7.00%	7.20%	7.40%	7.80%
77+	6.25%	6.45%	6.65%	6.85%	7.05%	7.45%	7.60%	7.75%	7.85%	7.95%	8.20%

JOINT LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	3.80%	3.90%	4.00%	4.05%	4.15%	4.45%	4.55%	4.70%	4.85%	4.95%	5.25%
62 – 66	4.10%	4.25%	4.35%	4.50%	4.65%	4.95%	5.05%	5.15%	5.20%	5.30%	5.50%
67 – 71	4.75%	4.85%	4.95%	5.00%	5.05%	5.60%	5.70%	5.80%	5.90%	5.95%	6.55%
72 – 76	5.35%	5.50%	5.65%	5.75%	5.85%	6.15%	6.35%	6.50%	6.70%	6.90%	7.25%
77+	5.85%	6.05%	6.20%	6.40%	6.60%	6.95%	7.10%	7.25%	7.35%	7.45%	7.70%

SINGLE LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	4.25%	4.35%	4.45%	4.55%	4.65%	4.95%	5.10%	5.25%	5.40%	5.55%	5.85%
62 – 66	4.60%	4.75%	4.90%	5.05%	5.20%	5.55%	5.65%	5.75%	5.85%	5.95%	6.15%
67 – 71	5.25%	5.35%	5.45%	5.55%	5.60%	6.20%	6.30%	6.40%	6.50%	6.55%	7.25%
72 – 76	5.75%	5.90%	6.05%	6.20%	6.30%	6.60%	6.80%	7.00%	7.20%	7.40%	7.80%
77+	6.25%	6.45%	6.65%	6.85%	7.05%	7.45%	7.60%	7.75%	7.85%	7.95%	8.20%

JOINT LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	3.80%	3.90%	4.00%	4.05%	4.15%	4.45%	4.55%	4.70%	4.85%	4.95%	5.25%
62 – 66	4.10%	4.25%	4.35%	4.50%	4.65%	4.95%	5.05%	5.15%	5.20%	5.30%	5.50%
67 – 71	4.75%	4.85%	4.95%	5.00%	5.05%	5.60%	5.70%	5.80%	5.90%	5.95%	6.55%
72 – 76	5.35%	5.50%	5.65%	5.75%	5.85%	6.15%	6.35%	6.50%	6.70%	6.90%	7.25%
77+	5.85%	6.05%	6.20%	6.40%	6.60%	6.95%	7.10%	7.25%	7.35%	7.45%	7.70%

CURRENT RETIREPAY CHARGES

The current RetirePay Charges applicable to your Contract are as follows:

•   Single Life Highest Anniversary Value Step-up Charge
•   Joint Life Highest Anniversary Value Step-up Charge
•   Single Life Highest Quarterly Value Step-up Charge
•   Joint Life Highest Quarterly Value Step-up Charge

1.45% 1.45% 1.60% 1.60%

The amount that is deducted from your Contract Value is equal to the RetirePay Charge multiplied by the Benefit Base. We may increase the RetirePay Charges at any time, with prior notice, but the charges will never exceed the maximum RetirePay Charge. The maximum charge can be found in the “RetirePay Charge” section of the current MassMutual Envision prospectus.

INVESTMENT ALLOCATION RESTRICTIONS

While RetirePay is in effect, your investment allocations are restricted.

You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.

MML Asset Allocation Sub-Accounts:

MML Conservative Allocation
MML Moderate Allocation
MML Balanced Allocation
MML American Funds Core Allocation
MML Growth Allocation
MML Blend
MML iShares® 80/20 Allocation
MML iShares® 60/40 Allocation

Custom Allocation Program:

Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available sub-accounts: MML U.S. Government Money Market MML Dynamic Bond MML Managed Bond MML Short-Duration Bond MML Total Return Bond MML Inflation-Protected and Income
Allocation Category 2	40%	70%

Available sub-accounts:
MML Blue Chip Growth
MML Large Cap Growth
MML American Funds Growth
MML Focused Equity
MML Fundamental Equity
MML Equity Income
MML Fundamental Value
MML Income & Growth
MML Mid Cap Growth
MML Small Cap Growth Equity
MML Small Cap Equity
MML Mid Cap Value
MML Foreign
MML Global
MML International Equity
MML Strategic Emerging Markets
MML High Yield

	Minimum Allocation	Maximum Allocation
Allocation Category 3	0%	30%

Available sub-accounts:
MML Sustainable Equity
Fidelity® VIP Contrafund®
MML Equity
MML Equity Rotation
Invesco V.I. Global Strategic Income
Invesco V.I. Discovery Mid Cap Growth
MML Small Company Value
MML Small/Mid Cap Value
Invesco V.I. Global
Invesco Oppenheimer V.I. International Growth
Delaware Ivy VIP Asset Strategy
Janus Henderson Global Technology and Innovation
Fidelity® VIP Real Estate
Fidelity® VIP Health Care
Fidelity® VIP Strategic Income
PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your RetirePay by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your RetirePay.

If you have any questions regarding this Rate Sheet, please contact us toll free at (800) 272-2216.

Please keep this Rate Sheet for future reference.

Rate Sheet Prospectus Supplement Dated July 18, 2022 to the Prospectus dated May 1, 2022, as supplemented and the Initial Summary Prospectus dated May 1, 2022, as supplemented for
MassMutual EnvisionSM Variable Annuity Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4

This Rate Sheet Prospectus Supplement (“Rate Sheet”) should be read carefully and retained with the Prospectus dated May 1, 2022 for the MassMutual EnvisionSM Variable Annuity. You may obtain a current Prospectus at www.MassMutual.com/Envision or by calling (800) 272-2216, sending an email request to ANNfax@MassMutual.com, or writing to MassMutual, PO Box 9067, Springfield, MA 01102-9067.

We are issuing this Rate Sheet to update the following information regarding the MassMutual RetirePaySM Guaranteed Lifetime Withdrawal Benefit (RetirePay):

•	Withdrawal Rates,

•	Lifetime Guarantee Rates,

•	RetirePay Charges, and

•	Investment Allocation Restrictions

(collectively, referred to as the “RetirePay Terms.”)

The RetirePay Terms included in this Rate Sheet are effective for applications submitted on or after August 1, 2022 until a new Rate Sheet is issued that replaces and supersedes this Rate Sheet.

This Rate Sheet replaces and supersedes any previously issued Rate Sheet. This Rate Sheet has no specified end date. This Rate Sheet must be used in conjunction with an effective MassMutual EnvisionSM Variable Annuity Prospectus. For complete information about RetirePay, see the “Additional Benefits — MassMutual RetirePaySM” section in the MassMutual EnvisionSM Variable Annuity Prospectus.

If we change the RetirePay Terms, we will issue a new Rate Sheet. In the event we issue a new Rate Sheet, we will provide at least 10 business days’ notice of the effective date of the superseding Rate Sheet.

Rate Sheet Eligibility Conditions

Certain Rate Sheet eligibility conditions apply when we have issued a superseding Rate Sheet after you apply for your contract and prior to your issue date.

In order for the RetirePay Terms in this Rate Sheet to apply to your Contract, your necessary application information, including any applicable transfer form(s), must be submitted to an order entry system utilized to issue the Contract (“application submit date”) on or after August 1, 2022 and prior to the effective date of the superseding Rate Sheet. For purposes of this process, the application submit date is also defined to include the date the application is signed if a paper application is necessary.

Application Information Submitted with a Purchase Payment

In addition to the submission of your necessary application information, we also require payment of at least the minimum initial Purchase Payment and the application information to be in Good Order within 10 business days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will cancel the application and return your Purchase Payment.

Application Information Submitted without a Purchase Payment

If you plan to pay the initial Purchase Payment with proceeds from an IRS Section 1035 exchange or direct transfer, your transfer form(s) and application information must be in Good Order within 10 Business Days after the application submit date. In addition, the initial Purchase Payment necessary to issue the Contract must be received within 90 calendar days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will inform you and request instructions regarding whether to issue the Contract with the RetirePay Terms in effect under the superseding Rate Sheet or cancel the application.

If you have not provided us with the requested instructions within 2 business days after we have received your Purchase Payment, we will return your Purchase Payment to the original source.

The requirement to have the necessary application information in Good Order within 10 Business Days for application information received with a Purchase Payment or without a Purchase Payment includes completion of the broker-dealer suitability review.

Rate Sheet Comparison Process

Subject to satisfying the Rate Sheet Eligibility Conditions established in this Rate Sheet, if after your application submit date and prior to your Issue Date, a subsequent Rate Sheet is issued with only beneficial changes to the RetirePay Terms, the subsequent Rate Sheet will apply. The changes will be considered to be beneficial unless any of the following occurs:

•	Withdrawal Rates and/or Lifetime Guarantee Rates have decreased,

•	RetirePay Charges have increased, or

•	Investment Allocation Restrictions have changed (unless the sole change to the Investment Allocation Restrictions is the addition of available investment options).

For example, if the RetirePay Charges have increased, you will receive the RetirePay Terms included in the Rate Sheet in effect on your application submit date even if the Withdrawal Rates and/or Lifetime Guarantee Rates have increased in the subsequent Rate Sheet.

You should not purchase RetirePay without first obtaining the applicable Rate Sheet. To obtain a current Rate Sheet:

•	Contact your financial advisor

•	Contact us toll-free at (800) 272-2216

•	Go to www.MassMutual.com/Envision

On the Guaranteed Lifetime Withdrawal Date, we will determine the Withdrawal Rate and the Lifetime Guarantee Rate based on the number of full Contract Years from the RetirePay Issue Date and the Age of the Covered Person (or the youngest Covered Person for a Joint Life Version). The Withdrawal Rate applies when your Contract Value is greater than zero. The Lifetime Guarantee Rate applies when your Contract Value is zero. Once the contract is issued, the Withdrawal Rates and the Lifetime Guarantee Rates applicable to your Contract below will not change for the life of your Contract.

SINGLE LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	4.25%	4.30%	4.35%	4.40%	4.45%	4.75%	4.85%	4.95%	5.05%	5.15%	5.65%
62 – 66	4.60%	4.75%	4.90%	5.05%	5.15%	5.40%	5.45%	5.50%	5.55%	5.65%	5.80%
67 – 71	5.15%	5.25%	5.35%	5.45%	5.50%	5.70%	5.85%	6.00%	6.15%	6.30%	6.65%
72 – 76	5.75%	5.90%	6.05%	6.20%	6.30%	6.55%	6.65%	6.75%	6.85%	7.00%	7.35%
77+	6.25%	6.35%	6.45%	6.55%	6.65%	7.05%	7.10%	7.15%	7.20%	7.25%	7.70%

JOINT LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	3.75%	3.80%	3.85%	3.90%	3.95%	4.20%	4.30%	4.35%	4.45%	4.55%	5.00%
62 – 66	4.10%	4.25%	4.35%	4.50%	4.60%	4.80%	4.85%	4.90%	4.95%	5.05%	5.25%
67 – 71	4.65%	4.75%	4.85%	4.90%	4.95%	5.15%	5.30%	5.40%	5.55%	5.70%	6.00%
72 – 76	5.25%	5.40%	5.50%	5.65%	5.75%	6.00%	6.05%	6.15%	6.25%	6.40%	6.70%
77+	5.75%	5.85%	5.95%	6.05%	6.10%	6.50%	6.55%	6.60%	6.65%	6.70%	7.10%

SINGLE LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	4.25%	4.30%	4.35%	4.40%	4.45%	4.75%	4.85%	4.95%	5.05%	5.15%	5.65%
62 – 66	4.60%	4.75%	4.90%	5.05%	5.15%	5.40%	5.45%	5.50%	5.55%	5.65%	5.80%
67 – 71	5.15%	5.25%	5.35%	5.45%	5.50%	5.70%	5.85%	6.00%	6.15%	6.30%	6.65%
72 – 76	5.75%	5.90%	6.05%	6.20%	6.30%	6.55%	6.65%	6.75%	6.85%	7.00%	7.35%
77+	6.25%	6.35%	6.45%	6.55%	6.65%	7.05%	7.10%	7.15%	7.20%	7.25%	7.70%

JOINT LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	3.75%	3.80%	3.85%	3.90%	3.95%	4.20%	4.30%	4.35%	4.45%	4.55%	5.00%
62 – 66	4.10%	4.25%	4.35%	4.50%	4.60%	4.80%	4.85%	4.90%	4.95%	5.05%	5.25%
67 – 71	4.65%	4.75%	4.85%	4.90%	4.95%	5.15%	5.30%	5.40%	5.55%	5.70%	6.00%
72 – 76	5.25%	5.40%	5.50%	5.65%	5.75%	6.00%	6.05%	6.15%	6.25%	6.40%	6.70%
77+	5.75%	5.85%	5.95%	6.05%	6.10%	6.50%	6.55%	6.60%	6.65%	6.70%	7.10%

CURRENT RETIREPAY CHARGES

The current RetirePay Charges applicable to your Contract are as follows:

•   Single Life Highest Anniversary Value Step-up Charge
•   Joint Life Highest Anniversary Value Step-up Charge
•   Single Life Highest Quarterly Value Step-up Charge
•   Joint Life Highest Quarterly Value Step-up Charge

1.45% 1.45% 1.60% 1.60%

The amount that is deducted from your Contract Value is equal to the RetirePay Charge multiplied by the Benefit Base. We may increase the RetirePay Charges at any time, with prior notice, but the charges will never exceed the maximum RetirePay Charge. The maximum charge can be found in the “RetirePay Charge” section of the current MassMutual Envision prospectus.

INVESTMENT ALLOCATION RESTRICTIONS

While RetirePay is in effect, your investment allocations are restricted.

You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.

MML Asset Allocation Sub-Accounts:

MML Conservative Allocation
MML Moderate Allocation
MML Balanced Allocation
MML American Funds Core Allocation
MML Growth Allocation
MML Blend
MML iShares® 80/20 Allocation
MML iShares® 60/40 Allocation

Custom Allocation Program:

Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available sub-accounts: MML U.S. Government Money Market MML Dynamic Bond MML Managed Bond MML Short-Duration Bond MML Total Return Bond MML Inflation-Protected and Income
Allocation Category 2	40%	70%

Available sub-accounts:
MML Blue Chip Growth
MML Large Cap Growth
MML American Funds Growth
MML Focused Equity
MML Fundamental Equity
MML Equity Income
MML Fundamental Value
MML Income & Growth
MML Mid Cap Growth
MML Small Cap Growth Equity
MML Small Cap Equity
MML Mid Cap Value
MML Foreign
MML Global
MML American Funds International
MML International Equity
MML Strategic Emerging Markets
MML High Yield

	Minimum Allocation	Maximum Allocation
Allocation Category 3	0%	30%

Available sub-accounts:
MML Sustainable Equity
Fidelity® VIP Contrafund®
MML Equity
MML Equity Momentum
MML Equity Rotation
Invesco V.I. Global Strategic Income
Invesco V.I. Discovery Mid Cap Growth
MML Small Company Value
MML Small/Mid Cap Value
Invesco V.I. Global
Invesco Oppenheimer V.I. International Growth
MML Special Situations
Delaware Ivy VIP Asset Strategy
Janus Henderson Global Technology and Innovation
Fidelity® VIP Real Estate
Fidelity® VIP Health Care
Fidelity® VIP Strategic Income
PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your RetirePay by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your RetirePay.

If you have any questions regarding this Rate Sheet, please contact us toll free at (800) 272-2216.

Please keep this Rate Sheet for future reference.

Rate Sheet Prospectus Supplement Dated May 1, 2022 to the Prospectus dated May 1, 2022 for
MassMutual EnvisionSM Variable Annuity Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4

This Rate Sheet Prospectus Supplement (“Rate Sheet”) should be read carefully and retained with the Prospectus dated May 1, 2022 for the MassMutual EnvisionSM Variable Annuity. You may obtain a current Prospectus at www.MassMutual.com/Envision or by calling (800) 272-2216, sending an email request to ANNfax@MassMutual.com, or writing to MassMutual, PO Box 9067, Springfield, MA 01102-9067.

We are issuing this Rate Sheet to update the following information regarding the MassMutual RetirePaySM Guaranteed Lifetime Withdrawal Benefit (RetirePay):

•	Withdrawal Rates,

•	Lifetime Guarantee Rates,

•	RetirePay Charges, and

•	Investment Allocation Restrictions

(collectively, referred to as the “RetirePay Terms.”)

The RetirePay Terms included in this Rate Sheet are effective for applications submitted on or after May 1, 2022 until a new Rate Sheet is issued that replaces and supersedes this Rate Sheet.

This Rate Sheet replaces and supersedes any previously issued Rate Sheet. This Rate Sheet has no specified end date. This Rate Sheet must be used in conjunction with an effective MassMutual EnvisionSM Variable Annuity Prospectus. For complete information about RetirePay, see the “Additional Benefits — MassMutual RetirePaySM” section in the MassMutual EnvisionSM Variable Annuity Prospectus.

If we change the RetirePay Terms, we will issue a new Rate Sheet. In the event we issue a new Rate Sheet, we will provide at least 10 business days’ notice of the effective date of the superseding Rate Sheet.

Rate Sheet Eligibility Conditions

Certain Rate Sheet eligibility conditions apply when we have issued a superseding Rate Sheet after you apply for your contract and prior to your issue date.

In order for the RetirePay Terms in this Rate Sheet to apply to your Contract, your necessary application information, including any applicable transfer form(s), must be submitted to an order entry system utilized to issue the Contract (“application submit date”) on or after May 1, 2022 and prior to the effective date of the superseding Rate Sheet. For purposes of this process, the application submit date is also defined to include the date the application is signed if a paper application is necessary.

Application Information Submitted with a Purchase Payment

In addition to the submission of your necessary application information, we also require payment of at least the minimum initial Purchase Payment and the application information to be in Good Order within 10 business days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will cancel the application and return your Purchase Payment.

Application Information Submitted without a Purchase Payment

If you plan to pay the initial Purchase Payment with proceeds from an IRS Section 1035 exchange or direct transfer, your transfer form(s) and application information must be in Good Order within 10 Business Days after the application submit date. In addition, the initial Purchase Payment necessary to issue the Contract must be received within 90 calendar days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will inform you and request instructions regarding whether to issue the Contract with the RetirePay Terms in effect under the superseding Rate Sheet or cancel the application.

If you have not provided us with the requested instructions within 2 business days after we have received your Purchase Payment, we will return your Purchase Payment to the original source.

The requirement to have the necessary application information in Good Order within 10 Business Days for application information received with a Purchase Payment or without a Purchase Payment includes completion of the broker-dealer suitability review.

Rate Sheet Comparison Process

Subject to satisfying the Rate Sheet Eligibility Conditions established in this Rate Sheet, if after your application submit date and prior to your Issue Date, a subsequent Rate Sheet is issued with only beneficial changes to the RetirePay Terms, the subsequent Rate Sheet will apply. The changes will be considered to be beneficial unless any of the following occurs:

•	Withdrawal Rates and/or Lifetime Guarantee Rates have decreased,

•	RetirePay Charges have increased, or

•	Investment Allocation Restrictions have changed (unless the sole change to the Investment Allocation Restrictions is the addition of available investment options).

For example, if the RetirePay Charges have increased, you will receive the RetirePay Terms included in the Rate Sheet in effect on your application submit date even if the Withdrawal Rates and/or Lifetime Guarantee Rates have increased in the subsequent Rate Sheet.

You should not purchase RetirePay without first obtaining the applicable Rate Sheet. To obtain a current Rate Sheet:

•	Contact your financial advisor

•	Contact us toll-free at (800) 272-2216

•	Go to www.MassMutual.com/Envision

On the Guaranteed Lifetime Withdrawal Date, we will determine the Withdrawal Rate and the Lifetime Guarantee Rate based on the number of full Contract Years from the RetirePay Issue Date and the Age of the Covered Person (or the youngest Covered Person for a Joint Life Version). The Withdrawal Rate applies when your Contract Value is greater than zero. The Lifetime Guarantee Rate applies when your Contract Value is zero. Once the contract is issued, the Withdrawal Rates and the Lifetime Guarantee Rates applicable to your Contract below will not change for the life of your Contract.

SINGLE LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	3.75%	3.85%	3.90%	4.00%	4.05%	4.50%	4.60%	4.65%	4.75%	4.80%	5.65%
62 – 66	4.00%	4.10%	4.15%	4.25%	4.30%	4.60%	4.70%	4.75%	4.85%	4.90%	5.80%
67 – 71	4.75%	4.85%	4.95%	5.05%	5.15%	5.45%	5.55%	5.65%	5.75%	5.85%	6.65%
72 – 76	5.25%	5.35%	5.45%	5.55%	5.65%	6.05%	6.15%	6.25%	6.35%	6.45%	7.35%
77+	5.50%	5.60%	5.70%	5.85%	5.95%	6.35%	6.45%	6.55%	6.65%	6.75%	7.70%

JOINT LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	3.10%	3.15%	3.20%	3.30%	3.35%	3.70%	3.80%	3.85%	3.90%	3.95%	4.65%
62 – 66	3.35%	3.40%	3.50%	3.55%	3.60%	3.85%	3.90%	4.00%	4.05%	4.10%	4.85%
67 – 71	4.10%	4.20%	4.25%	4.35%	4.45%	4.70%	4.80%	4.90%	4.95%	5.05%	5.75%
72 – 76	4.60%	4.70%	4.80%	4.90%	4.95%	5.30%	5.40%	5.45%	5.55%	5.65%	6.45%
77+	4.85%	4.95%	5.05%	5.15%	5.25%	5.60%	5.65%	5.75%	5.85%	5.95%	6.80%

SINGLE LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	3.75%	3.85%	3.90%	4.00%	4.05%	4.50%	4.60%	4.65%	4.75%	4.80%	5.65%
62 – 66	4.00%	4.10%	4.15%	4.25%	4.30%	4.60%	4.70%	4.75%	4.85%	4.90%	5.80%
67 – 71	4.75%	4.85%	4.95%	5.05%	5.15%	5.45%	5.55%	5.65%	5.75%	5.85%	6.65%
72 – 76	5.25%	5.35%	5.45%	5.55%	5.65%	6.05%	6.15%	6.25%	6.35%	6.45%	7.35%
77+	5.50%	5.60%	5.70%	5.85%	5.95%	6.35%	6.45%	6.55%	6.65%	6.75%	7.70%

JOINT LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	3.10%	3.15%	3.20%	3.30%	3.35%	3.70%	3.80%	3.85%	3.90%	3.95%	4.65%
62 – 66	3.35%	3.40%	3.50%	3.55%	3.60%	3.85%	3.90%	4.00%	4.05%	4.10%	4.85%
67 – 71	4.10%	4.20%	4.25%	4.35%	4.45%	4.70%	4.80%	4.90%	4.95%	5.05%	5.75%
72 – 76	4.60%	4.70%	4.80%	4.90%	4.95%	5.30%	5.40%	5.45%	5.55%	5.65%	6.45%
77+	4.85%	4.95%	5.05%	5.15%	5.25%	5.60%	5.65%	5.75%	5.85%	5.95%	6.80%

CURRENT RETIREPAY CHARGES

The current RetirePay Charges applicable to your Contract are as follows:

•   Single Life Highest Anniversary Value Step-up Charge
•   Joint Life Highest Anniversary Value Step-up Charge
•   Single Life Highest Quarterly Value Step-up Charge
•   Joint Life Highest Quarterly Value Step-up Charge

1.45% 1.45% 1.60% 1.60%

The amount that is deducted from your Contract Value is equal to the RetirePay Charge multiplied by the Benefit Base. We may increase the RetirePay Charges at any time, with prior notice, but the charges will never exceed the maximum RetirePay Charge. The maximum charge can be found in the “RetirePay Charge” section of the current MassMutual Envision prospectus.

INVESTMENT ALLOCATION RESTRICTIONS

While RetirePay is in effect, your investment allocations are restricted.

You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.

MML Asset Allocation Sub-Accounts:

MML Conservative Allocation
MML Moderate Allocation
MML Balanced Allocation
MML American Funds Core Allocation
MML Growth Allocation
MML Blend
MML iShares® 80/20 Allocation
MML iShares® 60/40 Allocation

Custom Allocation Program:

Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available sub-accounts: MML U.S. Government Money Market MML Dynamic Bond MML Managed Bond MML Short-Duration Bond MML Total Return Bond MML Inflation-Protected and Income
Allocation Category 2	40%	70%

Available sub-accounts:
MML Blue Chip Growth
MML Large Cap Growth
MML American Funds Growth
MML Focused Equity
MML Fundamental Equity
MML Equity Income
MML Fundamental Value
MML Income & Growth
MML Mid Cap Growth
MML Small Cap Growth Equity
MML Small Cap Equity
MML Mid Cap Value
MML Foreign
MML Global
MML American Funds International
MML International Equity
MML Strategic Emerging Markets
MML High Yield

Allocation Category 3	0%	30%

Available sub-accounts:
MML Growth & Income
Fidelity® VIP Contrafund®
MML Equity
MML Equity Momentum
MML Equity Rotation
Invesco V.I. Global Strategic Income
Invesco V.I. Discovery Mid Cap Growth
MML Small Company Value
MML Small/Mid Cap Value
Invesco V.I. Global
Invesco Oppenheimer V.I. International Growth
MML Special Situations
Delaware Ivy VIP Asset Strategy
Janus Henderson Global Technology and Innovation
Fidelity® VIP Real Estate
Fidelity® VIP Health Care
Fidelity® VIP Strategic Income
PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your RetirePay by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your RetirePay.

If you have any questions regarding this Rate Sheet, please contact us toll free at (800) 272-2216.

Please keep this Rate Sheet for future reference.

Rate Sheet Prospectus Supplement Dated September 1, 2021 to the Prospectus dated September 1, 2021 for
MassMutual EnvisionSM Variable Annuity Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4

This Rate Sheet Prospectus Supplement (“Rate Sheet”) should be read carefully and retained with the Prospectus dated September 1, 2021 for the MassMutual EnvisionSM Variable Annuity. You may obtain a current Prospectus at www.MassMutual.com/Envision or by calling (800) 272-2216, sending an email request to ANNfax@MassMutual.com, or writing to MassMutual, PO Box 9067, Springfield, MA 01102-9067.

We are issuing this Rate Sheet to update the following information regarding the MassMutual RetirePaySM Guaranteed Lifetime Withdrawal Benefit (RetirePay):

•	Withdrawal Rates,

•	Lifetime Guarantee Rates,

•	RetirePay Charges, and

•	Investment Allocation Restrictions

(collectively, referred to as the “RetirePay Terms.”)

The RetirePay Terms included in this Rate Sheet are effective for applications submitted on or after September 1, 2021 until a new Rate Sheet is issued that replaces and supersedes this Rate Sheet.

This Rate Sheet replaces and supersedes any previously issued Rate Sheet. This Rate Sheet has no specified end date. This Rate Sheet must be used in conjunction with an effective MassMutual EnvisionSM Variable Annuity Prospectus. For complete information about RetirePay, see the “Additional Benefits — MassMutual RetirePaySM” section in the MassMutual EnvisionSM Variable Annuity Prospectus.

If we change the RetirePay Terms, we will issue a new Rate Sheet. In the event we issue a new Rate Sheet, we will provide at least 10 business days’ notice of the effective date of the superseding Rate Sheet.

Rate Sheet Eligibility Conditions

Certain Rate Sheet eligibility conditions apply when we have issued a superseding Rate Sheet after you apply for your contract and prior to your issue date.

In order for the RetirePay Terms in this Rate Sheet to apply to your Contract, your necessary application information, including any applicable transfer form(s), must be submitted to an order entry system utilized to issue the Contract (“application submit date”) on or after September 1, 2021 and prior to the effective date of the superseding Rate Sheet. For purposes of this process, the application submit date is also defined to include the date the application is signed if a paper application is necessary.

Application Information Submitted with a Purchase Payment

In addition to the submission of your necessary application information, we also require payment of at least the minimum initial Purchase Payment and the application information to be in Good Order within 10 business days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will cancel the application and return your Purchase Payment.

Application Information Submitted without a Purchase Payment

If you plan to pay the initial Purchase Payment with proceeds from an IRS Section 1035 exchange or direct transfer, your transfer form(s) and application information must be in Good Order within 10 Business Days after the application submit date. In addition, the initial Purchase Payment necessary to issue the Contract must be received within 90 calendar days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will inform you and request instructions regarding whether to issue the Contract with the RetirePay Terms in effect under the superseding Rate Sheet or cancel the application.

If you have not provided us with the requested instructions within 2 business days after we have received your Purchase Payment, we will return your Purchase Payment to the original source.

The requirement to have the necessary application information in Good Order within 10 Business Days for application information received with a Purchase Payment or without a Purchase Payment includes completion of the broker-dealer suitability review.

Rate Sheet Comparison Process

Subject to satisfying the Rate Sheet Eligibility Conditions established in this Rate Sheet, if after your application submit date and prior to your Issue Date, a subsequent Rate Sheet is issued with only beneficial changes to the RetirePay Terms, the subsequent Rate Sheet will apply. The changes will be considered to be beneficial unless any of the following occurs:

•	Withdrawal Rates and/or Lifetime Guarantee Rates have decreased,

•	RetirePay Charges have increased, or

•	Investment Allocation Restrictions have changed (unless the sole change to the Investment Allocation Restrictions is the addition of available investment options).

For example, if the RetirePay Charges have increased, you will receive the RetirePay Terms included in the Rate Sheet in effect on your application submit date even if the Withdrawal Rates and/or Lifetime Guarantee Rates have increased in the subsequent Rate Sheet.

You should not purchase RetirePay without first obtaining the applicable Rate Sheet. To obtain a current Rate Sheet:

•	Contact your financial advisor

•	Contact us toll-free at (800) 272-2216

•	Go to www.MassMutual.com/Envision

On the Guaranteed Lifetime Withdrawal Date, we will determine the Withdrawal Rate and the Lifetime Guarantee Rate based on the number of full Contract Years from the RetirePay Issue Date and the Age of the Covered Person (or the youngest Covered Person for a Joint Life Version). The Withdrawal Rate applies when your Contract Value is greater than zero. The Lifetime Guarantee Rate applies when your Contract Value is zero. Once the contract is issued, the Withdrawal Rates and the Lifetime Guarantee Rates applicable to your Contract below will not change for the life of your Contract.

SINGLE LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	3.75%	3.85%	3.90%	4.00%	4.05%	4.50%	4.60%	4.65%	4.75%	4.80%	5.65%
62 – 66	4.00%	4.10%	4.15%	4.25%	4.30%	4.60%	4.70%	4.75%	4.85%	4.90%	5.80%
67 – 71	4.75%	4.85%	4.95%	5.05%	5.15%	5.45%	5.55%	5.65%	5.75%	5.85%	6.65%
72 – 76	5.25%	5.35%	5.45%	5.55%	5.65%	6.05%	6.15%	6.25%	6.35%	6.45%	7.35%
77+	5.50%	5.60%	5.70%	5.85%	5.95%	6.35%	6.45%	6.55%	6.65%	6.75%	7.70%

JOINT LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	3.10%	3.15%	3.20%	3.30%	3.35%	3.70%	3.80%	3.85%	3.90%	3.95%	4.65%
62 – 66	3.35%	3.40%	3.50%	3.55%	3.60%	3.85%	3.90%	4.00%	4.05%	4.10%	4.85%
67 – 71	4.10%	4.20%	4.25%	4.35%	4.45%	4.70%	4.80%	4.90%	4.95%	5.05%	5.75%
72 – 76	4.60%	4.70%	4.80%	4.90%	4.95%	5.30%	5.40%	5.45%	5.55%	5.65%	6.45%
77+	4.85%	4.95%	5.05%	5.15%	5.25%	5.60%	5.65%	5.75%	5.85%	5.95%	6.80%

SINGLE LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	3.75%	3.85%	3.90%	4.00%	4.05%	4.50%	4.60%	4.65%	4.75%	4.80%	5.65%
62 – 66	4.00%	4.10%	4.15%	4.25%	4.30%	4.60%	4.70%	4.75%	4.85%	4.90%	5.80%
67 – 71	4.75%	4.85%	4.95%	5.05%	5.15%	5.45%	5.55%	5.65%	5.75%	5.85%	6.65%
72 – 76	5.25%	5.35%	5.45%	5.55%	5.65%	6.05%	6.15%	6.25%	6.35%	6.45%	7.35%
77+	5.50%	5.60%	5.70%	5.85%	5.95%	6.35%	6.45%	6.55%	6.65%	6.75%	7.70%

JOINT LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	3.10%	3.15%	3.20%	3.30%	3.35%	3.70%	3.80%	3.85%	3.90%	3.95%	4.65%
62 – 66	3.35%	3.40%	3.50%	3.55%	3.60%	3.85%	3.90%	4.00%	4.05%	4.10%	4.85%
67 – 71	4.10%	4.20%	4.25%	4.35%	4.45%	4.70%	4.80%	4.90%	4.95%	5.05%	5.75%
72 – 76	4.60%	4.70%	4.80%	4.90%	4.95%	5.30%	5.40%	5.45%	5.55%	5.65%	6.45%
77+	4.85%	4.95%	5.05%	5.15%	5.25%	5.60%	5.65%	5.75%	5.85%	5.95%	6.80%

CURRENT RETIREPAY CHARGES

The current RetirePay Charges applicable to your Contract are as follows:

•   Single Life Highest Anniversary Value Step-up Charge
•   Joint Life Highest Anniversary Value Step-up Charge
•   Single Life Highest Quarterly Value Step-up Charge
•   Joint Life Highest Quarterly Value Step-up Charge

1.45% 1.45% 1.60% 1.60%

The amount that is deducted from your Contract Value is equal to the RetirePay Charge multiplied by the Benefit Base. We may increase the RetirePay Charges at any time, with prior notice, but the charges will never exceed the maximum RetirePay Charge. The maximum charge can be found in the “RetirePay Charge” section of the current MassMutual Envision prospectus.

INVESTMENT ALLOCATION RESTRICTIONS

While RetirePay is in effect, your investment allocations are restricted.

You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.

MML Asset Allocation Sub-Accounts:

MML Conservative Allocation
MML Moderate Allocation
MML Balanced Allocation
MML American Funds Core Allocation
MML Growth Allocation
MML Blend
MML iShares® 80/20 Allocation
MML iShares® 60/40 Allocation

Custom Allocation Program:

Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available sub-accounts: MML U.S. Government Money Market MML Dynamic Bond MML Managed Bond MML Short-Duration Bond MML Total Return Bond MML Inflation-Protected and Income
Allocation Category 2	40%	70%

Available sub-accounts:
MML Blue Chip Growth
MML Large Cap Growth
MML American Funds Growth
MML Focused Equity
MML Fundamental Equity
MML Equity Income
MML Fundamental Value
MML Income & Growth
MML Mid Cap Growth

	MML Small Cap Growth Equity MML Small Cap Equity MML Mid Cap Value MML Foreign MML Global MML American Funds International MML International Equity MML Strategic Emerging Markets MML High Yield
Allocation Category 3	0%	30%

Available sub-accounts:
MML Growth & Income
Fidelity® VIP Contrafund®
MML Equity
MML Equity Momentum
MML Equity Rotation
Invesco V.I. Global Strategic Income
Invesco V.I. Discovery Mid Cap Growth
MML Small Company Value
MML Small/Mid Cap Value

Invesco V.I. Global
Invesco Oppenheimer V.I. International Growth
MML Special Situations
Delaware Ivy VIP Asset Strategy
Janus Henderson Global Technology and Innovation
Fidelity® VIP Real Estate
Fidelity® VIP Health Care
Fidelity® VIP Strategic Income
PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your RetirePay by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your RetirePay.

If you have any questions regarding this Rate Sheet, please contact us toll free at (800) 272-2216.

Please keep this Rate Sheet for future reference.

The SAI contains additional information about the Separate Account. The SAI is incorporated into this prospectus by reference and it is legally part of this prospectus. We filed the SAI with the SEC. The SEC maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding companies that file electronically with the SEC.

Reports and other information about the Separate Account, including the SAI, are available on the SEC website (www.sec.gov).

For a free copy of the SAI, other information about this Contract, or general inquiries, contact our Service Center:

MassMutual Document Management Services – Annuities W360 PO Box 9067 Springfield, MA 01102-9067 (800) 272-2216 (Fax) (866) 329-4272 (Email) ANNfax@MassMutual.com www.MassMutual.com

Investment Company Act file number: 811-08619
Securities Act file number: 333-255824
Class (Contract) Identifier: C000228859

AN2703

STATEMENT OF ADDITIONAL INFORMATION

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
(Insurance Company)

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4
(Registered Separate Account)

MASSMUTUAL ENVISIONSM VARIABLE ANNUITY

An individual flexible premium deferred variable annuity

Contract Class: B-Share

December 18, 2025

This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus dated December 18, 2025 for the individual flexible premium deferred variable annuity contracts (Contracts) that are referred to herein.

For a copy of the prospectus call (800) 272-2216, visit online at www.MassMutual.com/Envision, send an email request to ANNfax@MassMutual.com, or write to MassMutual®, PO Box 9067, Springfield, MA 01102-9067.

TABLE OF CONTENTS

	SAI	Prospectus
The Company ..........................................	2	19
The Separate Account ..................................	2	19
Services ................................................	2	98
Distribution ............................................	2	98
Fixed Annuity Payout Rates ............................	3	36
Payment of Death Benefit ..............................	3	45
Experts ................................................	3
Financial Statements ...................................	4

1

AN2703-SAI

THE COMPANY

In this Statement of Additional Information, the “Company,” “we,” “us,” and “our” refer to Massachusetts Mutual Life Insurance Company (MassMutual®). MassMutual and its domestic life insurance subsidiaries provide individual and group life insurance, disability insurance, individual and group annuities and guaranteed interest contracts to individual and institutional customers in all 50 states of the U.S., the District of Columbia and Puerto Rico. Products and services are offered primarily through MassMutual’s distribution channels: MassMutual Financial Advisors, MassMutual Strategic Distributors, Institutional Solutions and Worksite.

MassMutual was established on May 15, 1851 and is organized as a mutual life insurance company in the Commonwealth of Massachusetts. MassMutual’s home office is located at 1295 State Street, Springfield, Massachusetts 01111-0001.

THE SEPARATE ACCOUNT

We established Massachusetts Mutual Variable Annuity Separate Account 4 (Separate Account) as a separate account under Massachusetts law on July 9, 1997. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

The Separate Account holds the assets that underlie the Contracts (and certain other contracts that we issue), except any assets allocated to our General Account. We keep the Separate Account assets separate from the assets of our General Account and other separate accounts. The Separate Account is divided into Sub-Accounts, each of which invests exclusively in a single Fund.

We own the assets of the Separate Account. We credit gains to, or charge losses against, the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account’s assets may not be used to pay any of our liabilities other than those arising from the Contracts (or other contracts that we issue and that are funded by the Separate Account). If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our General Account. The obligations of the Separate Account are not our generalized obligations and will be satisfied solely by the assets of the Separate Account. We are obligated to pay all amounts promised to investors under the Contract.

SERVICES

MassMutual holds title to the assets of the Separate Account. MassMutual maintains the records and accounts relating to the Guaranteed Principal Account, the Separate Account, the segment within the Separate Account established to receive and invest premium payments for the Contracts, and divisions of that segment. MassMutual’s principal business address is 1295 State Street, Springfield, Massachusetts 01111-0001.

DISTRIBUTION

The Contract is sold by both registered representatives of MML Investors Services, LLC (MMLIS), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Strategic Distributors, LLC (MSD), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual, on its own behalf and on behalf of the Separate Account, MMLIS serves as principal underwriter of the Contracts sold by its registered representatives, and MSD serves as principal underwriter of the Contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

MMLIS and MSD are located at 1295 State Street, Springfield, MA 01111-0001. MMLIS and MSD are registered with the SEC as broker-dealers under the Securities and Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA).

During the last three years, MMLIS and MSD were paid the compensation amounts shown below for their actions as principal underwriters for the Contracts described in the prospectus.

Year	MMLIS	MSD
2024	$914,598	$120,424
2023	$540,096	$0
2022	$381,750	$0

2

Commissions for sales of the Contract by MMLIS registered representatives are paid by MassMutual on behalf of MMLIS to MMLIS registered representatives. Commissions for sales of the Contract by registered representatives of other broker-dealers are paid by MassMutual on behalf of MSD to those broker-dealers.

During the last three years, commissions, as described in the prospectus, were paid by MassMutual through MMLIS and MSD as shown below.

Year	MMLIS	MSD
2024	$5,060,509	$880,844
2023	$2,512,218	$0
2022	$2,191,613	$0

FIXED ANNUITY PAYOUT RATES

The assumptions for determining the Fixed Annuity Payout Rates are:

(1) The 2012 Individual Annuity Mortality (IAM) mortality table, projected to the year 2052 with 100% of Projection Scale G2 for both males and females, applies to all Annuity Options which include life contingent payments. Where applicable, unisex mortality rates and projection factors are based on a 30%/70% male/female weighting.

(2) Age will be determined based on each Annuitant’s birthday nearest the applicable Annuity Date with a five-year Age setback applied in all instances. For example, Age 65 is considered the period of time between age 64 years, 6 months and one day and age 65 years and 6 months. Once the Age has been determined, the setback would then be applied (e.g. Age 65 will be considered Age 60).

(3) An effective annual interest rate of 0.10% (0.50% for Contracts issued in New York).

If the single premium immediate annuity rates we offer to the same class of Annuitants and designate for this purpose on the Annuity Date are higher than the Fixed Annuity Payout Rates for the Contract, the higher rates will be used.

PAYMENT OF DEATH BENEFIT

MassMutual will require due proof of death before any death benefit is paid. Due proof of death will be:

(1)  a certified death certificate;

(2)  a certified decree of a court of competent jurisdiction as to the finding of death; or

(3)  any other proof satisfactory to MassMutual.

All death benefits will be paid in accordance with applicable law or regulations governing death benefit payments.

The Beneficiary designation in effect on the date we issue the Contract will remain in effect until changed. Unless you provide otherwise, the death benefit will be paid in equal shares to the Beneficiary(ies) as follows:

(1)  to the primary Beneficiary(ies) who survive your death and/or the Annuitant’s death, as applicable; or

(2)  if there is no primary Beneficiary who survives your death and/or any Annuitant’s death, as applicable, to the contingent Beneficiary(ies) who survive the Owner’s and/or the Annuitant’s death, as applicable; or

(3)  if there is no primary or contingent Beneficiary who survives your death, and/or any Annuitant’s death, as applicable, to you or your estate.

You may name an irrevocable Beneficiary(ies). In that case, a change involving the irrevocable Beneficiary requires the consent of the irrevocable Beneficiary. If an irrevocable Beneficiary is named, the Contract Owner retains all other contractual rights.

See the “Death Benefit” section in the prospectus for more information on death benefits.

3

EXPERTS

The financial statements of Massachusetts Mutual Variable Annuity Separate Account 4 as of December 31, 2024 and for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended and the statutory financial statements of Massachusetts Mutual Life Insurance Company (the Company) as of December 31, 2024 and 2023, and for each of the years in the three-year period ended December 31, 2024, each have been included in this Statement of Additional Information herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, each of which are also included herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP’s report, dated March 3, 2025, states that the Company prepared its financial statements using statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, KPMG LLP’s report states that the financial statements of the Company are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with the statutory accounting practices. The principal business address of KPMG LLP is One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103.

FINANCIAL STATEMENTS

The Registered Separate Account

Report of Independent Registered Public Accounting Firm

Statement of Assets and Liabilities as of December 31, 2024

Statements of Operations and Changes in Net Assets for the years ended December 31, 2024 and 2023

Notes to Financial Statements

The Insurance Company

Independent Auditors’ Report

Statutory Statements of Financial Position as of December 31, 2024 and 2023

Statutory Statements of Operations for the years ended December 31, 2024, 2023 and 2022

Statutory Statements of Changes in Surplus for the years ended December 31, 2024, 2023 and 2022

Statutory Statements of Cash Flows for the years ended December 31, 2024, 2023 and 2022

Notes to Statutory Financial Statements

4

AN2703-SAI

KPMG LLP

Two Financial Center 60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

The Board of Directors of Massachusetts Mutual Life Insurance Company and Contract Owners of Massachusetts Mutual Variable Annuity Separate Account 4:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in Appendix A that comprise Massachusetts Mutual Variable Annuity Separate Account 4 (Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the years in the two-year period then ended (or for the period indicated in Appendix A), and the related notes, including the financial highlights in Note 8, for each of the years or periods in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2024, and the results of their operations and changes in their net assets for each of the years in the two-year period then ended (or for the period indicated in Appendix A), and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account’s auditor since 2004.

Boston, Massachusetts

March 6, 2025

LA2054

F-1

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix A

Massachusetts Mutual Variable Annuity Separate Account 4 was comprised of the following sub-accounts. Statements of assets and liabilities as of December 31, 2024, statements of operations and changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended unless noted otherwise.

Sub-Accounts

American Funds Insurance Series® Global Small Capitalization Sub-Account**

American Funds Insurance Series® New World Sub-Account**

American Funds Insurance Series® Washington Mutual Investors Sub-Account**

BlackRock 60/40 Target Allocation ETF V.I. Sub-Account

Columbia Variable Portfolio - Contrarian Core Sub-Account**

Fidelity® VIP Contrafund® Sub-Account (Initial Class)

Fidelity® VIP Contrafund® Sub-Account (Service Class 2)

Fidelity® VIP Health Care Sub-Account

Fidelity® VIP Overseas Sub-Account

Fidelity® VIP Real Estate Sub-Account

Fidelity® VIP Strategic Income Sub-Account

Invesco Oppenheimer V.I. International Growth Sub-Account (Series I)

Invesco Oppenheimer V.I. International Growth Sub-Account (Series II)

Invesco V.I. Capital Appreciation Sub-Account (Series I)

Invesco V.I. Capital Appreciation Sub-Account (Series II)

Invesco V.I. Core Plus Bond Sub-Account

Invesco V.I. Discovery Mid Cap Growth Sub-Account (Series I)

Invesco V.I. Discovery Mid Cap Growth Sub-Account (Series II)

Invesco V.I. Diversified Dividend Sub-Account (Series I)

Invesco V.I. Diversified Dividend Sub-Account (Series II)

Invesco V.I. Equity and Income Sub-Account (Series I)*

Invesco V.I. Equity and Income Sub-Account (Series II)*

Invesco V.I. Global Sub-Account (Series I)

Invesco V.I. Global Sub-Account (Series II)

Invesco V.I. Global Strategic Income Sub-Account (Series I)

Invesco V.I. Global Strategic Income Sub-Account (Series II)

Invesco V.I. Health Care Sub-Account (Series I)

Invesco V.I. Health Care Sub-Account (Series II)

Invesco V.I. Main Street Sub-Account (Series I)

Invesco V.I. Main Street Sub-Account (Series II)

Invesco V.I. Technology Sub-Account (Series I)

Invesco V.I. Technology Sub-Account (Series II)

Invesco V.I. U.S. Government Money Sub-Account

Janus Henderson Enterprise Sub-Account**

Janus Henderson Global Technology and Innovation Sub-Account

Janus Henderson Overseas Sub-Account**

Macquarie VIP Asset Strategy Sub-Account*

Macquarie VIP Growth Sub-Account **

MML Aggressive Allocation Sub-Account (Initial Class)

MML Aggressive Allocation Sub-Account (Service Class)

MML American Funds Core Allocation Sub-Account

MML American Funds Growth Sub-Account

MML American Funds International Sub-Account***

MML Balanced Allocation Sub-Account (Initial Class)

MML Balanced Allocation Sub-Account (Service Class)

MML Blend Sub-Account (Initial Class)

MML Blend Sub-Account (Service Class)

MML Blue Chip Growth Sub-Account (Initial Class)

MML Blue Chip Growth Sub-Account (Service Class)

MML Conservative Allocation Sub-Account (Initial Class)

MML Conservative Allocation Sub-Account (Service Class)

MML Dynamic Bond Sub-Account

MML Equity Sub-Account (Initial Class)

MML Equity Sub-Account (Service Class)

MML Equity Income Sub-Account (Initial Class)

MML Equity Income Sub-Account (Service Class)

MML Equity Index Sub-Account (Class I)

MML Equity Index Sub-Account (Service Class I)

MML Equity Momentum Sub-Account (Service Class I)***

MML Equity Rotation Sub-Account

MML Focused Equity Sub-Account

MML Foreign Sub-Account (Initial Class)

MML Foreign Sub-Account (Service Class)

MML Fundamental Equity Sub-Account

MML Fundamental Value Sub-Account

MML Global Sub-Account (Class I)

MML Global Sub-Account (Class II)

LA2054	F-2

MML Global Sub-Account (Service Class I)

MML Growth Allocation Sub-Account (Initial Class)

MML Growth Allocation Sub-Account (Service Class)

MML High Yield Sub-Account

MML Income & Growth Sub-Account (Initial Class)

MML Income & Growth Sub-Account (Service Class)

MML Inflation-Protected and Income Sub-Account (Initial Class)

MML Inflation-Protected and Income Sub-Account (Service Class)

MML International Equity Sub-Account

MML iShares® 60/40 Allocation Sub-Account

MML iShares® 80/20 Allocation Sub-Account

MML Large Cap Growth Sub-Account (Initial Class)

MML Large Cap Growth Sub-Account (Service Class)

MML Managed Bond Sub-Account (Initial Class)

MML Managed Bond Sub-Account (Service Class)

MML Managed Volatility Sub-Account (Initial Class)

MML Managed Volatility Sub-Account (Service Class)

MML Mid Cap Growth Sub-Account (Initial Class)

MML Mid Cap Growth Sub-Account (Service Class)

MML Mid Cap Value Sub-Account (Initial Class)

MML Mid Cap Value Sub-Account (Service Class)

MML Moderate Allocation Sub-Account (Initial Class)

MML Moderate Allocation Sub-Account (Service Class)

MML Short-Duration Bond Sub-Account

MML Small Cap Equity Sub-Account (Initial Class)

MML Small Cap Equity Sub-Account (Service Class)

MML Small Cap Growth Equity Sub-Account (Initial Class)

MML Small Cap Growth Equity Sub-Account (Service Class)

MML Small Company Value Sub-Account

MML Small/Mid Cap Value Sub-Account (Initial Class)

MML Small/Mid Cap Value Sub-Account (Service Class)

MML Special Situations Sub-Account (Service Class I)***

MML Strategic Emerging Markets Sub-Account

MML Sustainable Equity Sub-Account (Initial Class)

MML Sustainable Equity Sub-Account (Service Class)

MML Total Return Bond Sub-Account

MML U.S. Government Money Market Sub-Account

PIMCO CommodityRealReturn® Strategy Sub-Account

PIMCO Income Sub-Account

Vest US Large Cap 10% Buffer Strategies VI Sub-Account *

VY® CBRE Global Real Estate Sub-Account

*See Note 2 to the financial statements for the previous name of this sub-account.

**Statement of assets and liabilities as of December 31, 2024 and statement of operations, statement of changes in net assets and financial highlights for the year then ended.

***Financial highlights for each of the years in the two-year period ended December 31, 2021.

LA2054	F-3

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024
	American Funds		American Funds	BlackRock	Columbia
	Insurance Series®	American Funds	Insurance Series®	60/40 Target	Variable	Fidelity®	Fidelity®
	Global Small	Insurance Series®	Washington	Allocation	Portfolio -	VIP	VIP
	Capitalization	New World	Mutual Investors	ETF V.I.	Contrarian Core	Contrafund®	Contrafund®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
						(Initial Class)	(Service Class 2)
ASSETS
Investments
Number of shares	24,880	8,402	75,305	1,577,646	11,321	3,479,992	4,911,230
Identified cost	$426,854	$228,146	$1,241,049	$21,246,745	$596,461	$150,214,779	$213,046,946
Value	$423,212	$219,291	$1,230,491	$21,345,556	$592,553	$201,630,765	$272,573,253
Dividends receivable	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-
Total assets	423,212	219,291	1,230,491	21,345,556	592,553	201,630,765	272,573,253
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	-	-	-	-	-	13,002	-
Payable to Massachusetts Mutual Life Insurance Company	-	8	1	-	-	1,019	13
Total liabilities	-	8	1	-	-	14,021	13
NET ASSETS	$423,212	$219,283	$1,230,490	$21,345,556	$592,553	$201,616,744	$272,573,240
Net Assets:
Accumulation units - value	$423,212	$219,283	$1,230,490	$21,345,556	$592,553	$194,181,094	$272,568,331
Contracts in payout (annuitization) period	-	-	-	-	-	7,435,650	4,909
Net assets	$423,212	$219,283	$1,230,490	$21,345,556	$592,553	$201,616,744	$272,573,240
Outstanding units
Contract owners	41,687	21,779	111,050	1,234,920	52,689	2,651,079	7,824,611
UNIT VALUE
Panorama Premier	$-	$-	$-	$-	$-	$100.67	$-
Panorama Passage®
Tier 1	-	-	-	-	-	75.04	-
Tier 2	-	-	-	-	-	72.48	-
Tier 3	-	-	-	-	-	79.93	-
Tier 4	-	-	-	-	-	75.55	-
MassMutual Artistry	-	-	-	-	-	68.95	-
MassMutual Transitions®
Custom Plan	-	-	-	-	-	88.28	-
Package Plan I	-	-	-	-	-	88.28	-
Package Plan II	-	-	-	-	-	81.57	-
Package Plan III	-	-	-	-	-	77.09	-

See Notes to Financial Statements

F-4

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024
	American Funds		American Funds	BlackRock	Columbia
	Insurance Series®	American Funds	Insurance Series®	60/40 Target	Variable	Fidelity®	Fidelity®
	Global Small	Insurance Series®	Washington	Allocation	Portfolio -	VIP	VIP
	Capitalization	New World	Mutual Investors	ETF V.I.	Contrarian Core	Contrafund®	Contrafund®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
						(Initial Class)	(Service Class 2)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	-	-	-	-	66.97	-
Tier 2	-	-	-	-	-	61.62	-
Tier 3	-	-	-	-	-	58.49	-
Tier 4	-	-	-	-	-	61.52	-
Tier 5	-	-	-	-	-	56.60	-
Tier 6	-	-	-	-	-	53.73	-
Tier 7	-	-	-	-	-	60.50	-
Tier 8	-	-	-	-	-	55.57	-
Tier 9	-	-	-	-	-	-	56.21
Tier 10	-	-	-	-	-	-	62.23
Tier 11	-	-	-	-	-	-	51.64
Tier 12	-	-	-	-	-	-	58.30
Tier 13	-	-	-	-	-	-	48.34
Tier 14	-	-	-	-	-	-	52.62
MassMutual RetireEase SelectSM
Tier 1	-	-	-	-	-	43.78	-
Tier 2	-	-	-	-	-	47.81	-
MassMutual Transitions SelectSM
Tier 1	-	-	-	-	-	77.59	-
Tier 2	-	-	-	-	-	-	74.48
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	-	-	-	-	-	30.75
Tier 2	-	-	-	-	-	-	29.78
Tier 3	-	-	-	-	-	-	30.75
MassMutual Capital VantageSM
Tier 1	-	-	-	16.75	-	-	30.61
Tier 2	-	-	-	17.30	-	-	31.61
Tier 3	-	-	-	16.07	-	-	29.37
Tier 4	-	-	-	16.75	-	-	30.61
Tier 5	-	-	-	16.60	-	-	30.33
Tier 6	-	-	-	17.30	-	-	31.61
MassMutual Envision VA	10.15	10.07	11.08	-	11.25	-	14.66

See Notes to Financial Statements

F-5

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024
				Fidelity®	Invesco	Invesco
	Fidelity®	Fidelity®	Fidelity®	VIP	Oppenheimer V.I.	Oppenheimer V.I.	Invesco V.I.
	VIP	VIP	VIP	Strategic	International	International	Capital
	Health Care	Overseas	Real Estate	Income	Growth	Growth	Appreciation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
					(Series I)	(Series II)	(Series I)
ASSETS
Investments
Number of shares	56,770	20,454	47,089	106,141	9,913,607	9,108,908	1,846,743
Identified cost	$1,983,981	$539,919	$794,738	$1,115,029	$21,110,627	$19,800,609	$78,824,120
Value	$2,021,591	$514,423	$813,233	$1,121,911	$18,241,037	$17,853,459	$116,621,811
Dividends receivable	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-
Total assets	2,021,591	514,423	813,233	1,121,911	18,241,037	17,853,459	116,621,811
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	-	-	-	-	254	-	8,483
Payable to Massachusetts Mutual Life Insurance Company	-	-	1	-	71	12	832
Total liabilities	-	-	1	-	325	12	9,315
NET ASSETS	$2,021,591	$514,423	$813,232	$1,121,911	$18,240,712	$17,853,447	$116,612,496
Net Assets:
Accumulation units - value	$2,021,591	$514,423	$813,232	$1,121,911	$17,516,936	$17,853,447	$112,843,203
Contracts in payout (annuitization) period	-	-	-	-	723,776	-	3,769,293
Net assets	$2,021,591	$514,423	$813,232	$1,121,911	$18,240,712	$17,853,447	$116,612,496
Outstanding units
Contract owners	186,062	47,211	86,017	109,832	655,815	1,004,408	2,156,138
UNIT VALUE
Panorama Premier	$-	$-	$-	$-	$39.73	$-	$52.00
Panorama Passage®
Tier 1	-	-	-	-	25.44	-	51.74
Tier 2	-	-	-	-	24.57	-	49.98
Tier 3	-	-	-	-	27.10	-	55.11
Tier 4	-	-	-	-	25.61	-	52.09
MassMutual Artistry	-	-	-	-	19.24	-	38.63
MassMutual Transitions®
Custom Plan	-	-	-	-	31.55	-	59.64
Package Plan I	-	-	-	-	31.55	-	59.64
Package Plan II	-	-	-	-	29.15	-	55.11
Package Plan III	-	-	-	-	27.55	-	52.08

See Notes to Financial Statements

F-6

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024
				Fidelity®	Invesco	Invesco
	Fidelity®	Fidelity®	Fidelity®	VIP	Oppenheimer V.I.	Oppenheimer V.I.	Invesco V.I.
	VIP	VIP	VIP	Strategic	International	International	Capital
	Health Care	Overseas	Real Estate	Income	Growth	Growth	Appreciation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
					(Series I)	(Series II)	(Series I)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	-	-	-	25.37	-	48.92
Tier 2	-	-	-	-	23.34	-	45.01
Tier 3	-	-	-	-	22.16	-	42.72
Tier 4	-	-	-	-	23.31	-	44.94
Tier 5	-	-	-	-	21.44	-	41.34
Tier 6	-	-	-	-	20.35	-	39.24
Tier 7	-	-	-	-	22.92	-	44.19
Tier 8	-	-	-	-	21.05	-	40.59
Tier 9	-	-	-	-	-	21.33	-
Tier 10	-	-	-	-	-	23.61	-
Tier 11	-	-	-	-	-	19.59	-
Tier 12	-	-	-	-	-	22.12	-
Tier 13	-	-	-	-	-	18.34	-
Tier 14	-	-	-	-	-	19.97	-
MassMutual RetireEase SelectSM
Tier 1	-	-	-	-	13.81	-	39.16
Tier 2	-	-	-	-	15.07	-	42.76
MassMutual Transitions SelectSM
Tier 1	-	-	-	-	30.70	-	57.69
Tier 2	-	-	-	-	-	29.52	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	-	-	-	-	12.70	-
Tier 2	-	-	-	-	-	12.30	-
Tier 3	-	-	-	-	-	12.70	-
MassMutual Capital VantageSM
Tier 1	-	-	-	-	-	12.64	-
Tier 2	-	-	-	-	-	13.06	-
Tier 3	-	-	-	-	-	12.13	-
Tier 4	-	-	-	-	-	12.64	-
Tier 5	-	-	-	-	-	12.53	-
Tier 6	-	-	-	-	-	13.06	-
MassMutual Envision VA	10.87	10.90	9.45	10.21	-	9.86	-

See Notes to Financial Statements

F-7

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Capital	Core Plus	Discovery	Discovery	Diversified	Diversified	Equity and
	Appreciation	Bond	Mid Cap Growth	Mid Cap Growth	Dividend	Dividend	Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)
ASSETS
Investments
Number of shares	144,546	227,931	915,050	431,787	176,572	244,158	289,583
Identified cost	$6,056,391	$1,500,195	$66,035,686	$29,150,065	$4,463,575	$6,048,560	$4,994,522
Value	$8,635,201	$1,299,209	$71,401,385	$28,899,503	$4,569,694	$6,250,445	$5,056,126
Dividends receivable	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-
Total assets	8,635,201	1,299,209	71,401,385	28,899,503	4,569,694	6,250,445	5,056,126
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	-	300	5,835	-	-	-	111
Payable to Massachusetts Mutual Life Insurance Company	11	17	542	9	60	7	51
Total liabilities	11	317	6,377	9	60	7	162
NET ASSETS	$8,635,190	$1,298,892	$71,395,008	$28,899,494	$4,569,634	$6,250,438	$5,055,964
Net Assets:
Accumulation units - value	$8,635,190	$1,288,901	$68,532,699	$28,897,675	$4,439,726	$6,250,438	$5,052,270
Contracts in payout (annuitization) period	-	9,991	2,862,309	1,819	129,908	-	3,694
Net assets	$8,635,190	$1,298,892	$71,395,008	$28,899,494	$4,569,634	$6,250,438	$5,055,964
Outstanding units
Contract owners	169,396	89,438	1,634,057	1,168,960	260,704	405,397	247,140
UNIT VALUE
Panorama Premier	$-	$14.52	$36.21	$-	$19.33	$-	$19.57
Panorama Passage®
Tier 1	-	-	35.52	-	18.90	-	19.14
Tier 2	-	-	34.31	-	18.26	-	18.49
Tier 3	-	-	37.84	-	20.10	-	20.36
Tier 4	-	-	35.76	-	19.00	-	19.24
MassMutual Artistry	-	-	20.29	-	17.74	-	20.01
MassMutual Transitions®
Custom Plan	-	-	52.19	-	19.16	-	22.12
Package Plan I	-	-	52.19	-	19.16	-	22.12
Package Plan II	-	-	48.22	-	17.71	-	20.43
Package Plan III	-	-	45.57	-	16.73	-	19.31

See Notes to Financial Statements

F-8

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Capital	Core Plus	Discovery	Discovery	Diversified	Diversified	Equity and
	Appreciation	Bond	Mid Cap Growth	Mid Cap Growth	Dividend	Dividend	Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	-	43.80	-	14.66	-	16.79
Tier 2	-	-	40.29	-	13.49	-	15.45
Tier 3	-	-	38.25	-	12.81	-	14.66
Tier 4	-	-	40.23	-	13.47	-	15.42
Tier 5	-	-	37.01	-	12.39	-	14.19
Tier 6	-	-	35.14	-	11.76	-	13.47
Tier 7	-	-	39.56	-	13.25	-	15.17
Tier 8	-	-	36.34	-	12.17	-	13.93
Tier 9	41.05	-	-	36.73	-	12.34	-
Tier 10	45.45	-	-	40.66	-	13.66	-
Tier 11	37.71	-	-	33.74	-	11.33	-
Tier 12	42.58	-	-	38.09	-	12.79	-
Tier 13	35.30	-	-	31.59	-	10.61	-
Tier 14	38.43	-	-	34.39	-	11.55	-
MassMutual RetireEase SelectSM
Tier 1	-	-	31.71	-	11.44	-	13.09
Tier 2	-	-	34.63	-	12.49	-	14.30
MassMutual Transitions SelectSM
Tier 1	-	-	51.17	-	17.43	-	19.21
Tier 2	55.37	-	-	49.08	-	16.77	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	-	-	24.35	-	-	-
Tier 2	-	-	-	23.58	-	-	-
Tier 3	-	-	-	24.35	-	-	-
MassMutual Capital VantageSM
Tier 1	-	-	-	24.24	-	-	-
Tier 2	-	-	-	25.03	-	-	-
Tier 3	-	-	-	23.26	-	-	-
Tier 4	-	-	-	24.24	-	-	-
Tier 5	-	-	-	24.02	-	-	-
Tier 6	-	-	-	25.03	-	-	-
MassMutual Envision VA	-	-	-	11.47	-	-	-

See Notes to Financial Statements

F-9

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Invesco V.I.			Invesco V.I.	Invesco V.I.
	Equity and	Invesco V.I.	Invesco V.I.	Global Strategic	Global Strategic	Invesco V.I.	Invesco V.I.
	Income	Global	Global	Income	Income	Health Care	Health Care
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
ASSETS
Investments
Number of shares	710	3,080,899	1,433,635	21,578,549	8,954,768	273,291	240,461
Identified cost	$12,131	$115,801,338	$52,308,673	$99,597,058	$42,571,986	$7,613,819	$6,358,453
Value	$12,295	$123,205,139	$55,424,346	$92,571,975	$39,580,073	$7,376,125	$5,939,377
Dividends receivable	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	2	-	-	-	-	-	1
Total assets	12,297	123,205,139	55,424,346	92,571,975	39,580,073	7,376,125	5,939,378
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	-	7,335	-	6,522	-	715	-
Payable to Massachusetts Mutual Life Insurance Company	-	804	20	1,062	-	105	-
Total liabilities	-	8,139	20	7,584	-	820	-
NET ASSETS	$12,297	$123,197,000	$55,424,326	$92,564,391	$39,580,073	$7,375,305	$5,939,378
Net Assets:
Accumulation units - value	$12,297	$119,407,586	$55,420,025	$89,495,589	$39,580,073	$7,045,953	$5,939,378
Contracts in payout (annuitization) period	-	3,789,414	4,301	3,068,802	-	329,352	-
Net assets	$12,297	$123,197,000	$55,424,326	$92,564,391	$39,580,073	$7,375,305	$5,939,378
Outstanding units
Contract owners	667	2,524,262	1,963,799	5,611,693	3,021,736	206,912	173,135
UNIT VALUE
Panorama Premier	$-	$60.29	$-	$20.88	$-	$35.74	$-
Panorama Passage®
Tier 1	-	59.15	-	20.31	-	34.96	-
Tier 2	-	57.13	-	19.62	-	33.77	-
Tier 3	-	63.00	-	21.64	-	37.18	-
Tier 4	-	59.55	-	20.45	-	35.15	-
MassMutual Artistry	-	42.25	-	21.02	-	32.54	-
MassMutual Transitions®
Custom Plan	-	55.46	-	20.93	-	40.65	-
Package Plan I	-	55.46	-	20.93	-	40.65	-
Package Plan II	-	51.24	-	19.34	-	37.56	-
Package Plan III	-	48.43	-	18.28	-	35.50	-

See Notes to Financial Statements

F-10

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Invesco V.I.			Invesco V.I.	Invesco V.I.
	Equity and	Invesco V.I.	Invesco V.I.	Global Strategic	Global Strategic	Invesco V.I.	Invesco V.I.
	Income	Global	Global	Income	Income	Health Care	Health Care
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	41.71	-	15.10	-	32.00	-
Tier 2	-	38.38	-	13.89	-	29.44	-
Tier 3	-	36.43	-	13.18	-	27.94	-
Tier 4	-	38.31	-	13.87	-	29.39	-
Tier 5	-	35.25	-	12.76	-	27.04	-
Tier 6	-	33.46	-	12.11	-	25.67	-
Tier 7	-	37.68	-	13.64	-	28.90	-
Tier 8	-	34.61	-	12.53	-	26.55	-
Tier 9	14.09	-	35.02	-	12.64	-	26.86
Tier 10	15.60	-	38.77	-	14.00	-	29.73
Tier 11	12.95	-	32.17	-	11.61	-	24.67
Tier 12	14.62	-	36.32	-	13.11	-	27.85
Tier 13	-	-	30.11	-	10.87	-	23.09
Tier 14	-	-	32.78	-	11.84	-	25.14
MassMutual RetireEase SelectSM
Tier 1	-	25.87	-	12.35	-	26.00	-
Tier 2	-	28.25	-	13.49	-	28.39	-
MassMutual Transitions SelectSM
Tier 1	-	50.37	-	16.34	-	38.33	-
Tier 2	18.44	-	48.36	-	15.65	-	36.80
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	-	20.82	-	10.07	-	-
Tier 2	-	-	20.16	-	9.75	-	-
Tier 3	-	-	20.82	-	10.07	-	-
MassMutual Capital VantageSM
Tier 1	-	-	20.72	-	10.03	-	-
Tier 2	-	-	21.40	-	10.35	-	-
Tier 3	-	-	19.89	-	9.62	-	-
Tier 4	-	-	20.72	-	10.03	-	-
Tier 5	-	-	20.54	-	9.94	-	-
Tier 6	-	-	21.40	-	10.35	-	-
MassMutual Envision VA	-	-	12.29	-	9.77	-	-
See Notes to Financial Statements

F-11

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024
							Janus Henderson
					Invesco V.I.		Global
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	U.S. Government	Janus Henderson	Technology and
	Main Street	Main Street	Technology	Technology	Money	Enterprise	Innovation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)
ASSETS
Investments
Number of shares	1,581,587	1,037,080	348,609	414,669	5,644,696	3,787	143,902
Identified cost	$32,678,460	$20,201,723	$6,226,290	$5,355,546	$5,644,696	$283,007	$2,619,972
Value	$32,280,177	$20,544,545	$8,296,886	$8,372,166	$5,644,695	$282,963	$3,044,971
Dividends receivable	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-
Total assets	32,280,177	20,544,545	8,296,886	8,372,166	5,644,695	282,963	3,044,971
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	3,085	-	1,540	-	2,338	-	-
Payable to Massachusetts Mutual Life Insurance Company	136	13	129	-	1,371	-	-
Total liabilities	3,221	13	1,669	-	3,709	-	-
NET ASSETS	$32,276,956	$20,544,532	$8,295,217	$8,372,166	$5,640,986	$282,963	$3,044,971
Net Assets:
Accumulation units - value	$31,930,618	$20,544,532	$8,070,080	$8,369,975	$5,514,486	$282,963	$3,044,971
Contracts in payout (annuitization) period	346,338	-	225,137	2,191	126,500	-	-
Net assets	$32,276,956	$20,544,532	$8,295,217	$8,372,166	$5,640,986	$282,963	$3,044,971
Outstanding units
Contract owners	694,353	742,894	288,501	138,474	507,739	25,911	203,266
UNIT VALUE
Panorama Premier	$40.36	$-	$15.22	$-	$12.42	$-	$-
Panorama Passage®
Tier 1	40.84	-	14.89	-	10.62	-	-
Tier 2	39.45	-	14.38	-	10.26	-	-
Tier 3	43.50	-	15.83	-	11.31	-	-
Tier 4	41.12	-	14.97	-	10.69	-	-
MassMutual Artistry	38.01	-	15.13	-	11.03	-	-
MassMutual Transitions®
Custom Plan	53.21	-	59.92	-	11.11	-	-
Package Plan I	53.21	-	59.92	-	11.11	-	-
Package Plan II	49.17	-	55.36	-	10.26	-	-
Package Plan III	46.47	-	52.32	-	9.70	-	-

See Notes to Financial Statements

F-12

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024
							Janus Henderson
					Invesco V.I.		Global
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	U.S. Government	Janus Henderson	Technology and
	Main Street	Main Street	Technology	Technology	Money	Enterprise	Innovation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	43.64	-	52.81	-	9.77	-	-
Tier 2	40.15	-	48.59	-	8.99	-	-
Tier 3	38.11	-	46.12	-	8.53	-	-
Tier 4	40.08	-	48.51	-	8.97	-	-
Tier 5	36.88	-	44.63	-	8.26	-	-
Tier 6	35.01	-	42.37	-	7.84	-	-
Tier 7	39.42	-	47.71	-	8.82	-	-
Tier 8	36.21	-	43.82	-	8.11	-	-
Tier 9	-	36.64	-	44.30	-	-	-
Tier 10	-	40.56	-	49.05	-	-	-
Tier 11	-	33.66	-	40.70	-	-	-
Tier 12	-	38.00	-	45.95	-	-	-
Tier 13	-	31.51	-	38.10	-	-	-
Tier 14	-	34.30	-	41.47	-	-	-
MassMutual RetireEase SelectSM
Tier 1	32.19	-	45.42	-	-	-	-
Tier 2	35.15	-	49.60	-	-	-	-
MassMutual Transitions SelectSM
Tier 1	51.04	-	71.69	-	10.64	-	-
Tier 2	-	49.02	-	68.78	-	-	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	24.22	-	-	-	-	-
Tier 2	-	23.45	-	-	-	-	-
Tier 3	-	24.22	-	-	-	-	-
MassMutual Capital VantageSM
Tier 1	-	24.11	-	-	-	-	-
Tier 2	-	24.90	-	-	-	-	-
Tier 3	-	23.13	-	-	-	-	-
Tier 4	-	24.11	-	-	-	-	-
Tier 5	-	23.89	-	-	-	-	-
Tier 6	-	24.90	-	-	-	-	-
MassMutual Envision VA	-	-	-	-	-	10.92	14.98

See Notes to Financial Statements

F-13

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024
		Macquarie				MML	MML
		VIP	Macquarie	MML	MML	American	American
	Janus Henderson	Asset	VIP	Aggressive	Aggressive	Funds	Funds
	Overseas	Strategy	Growth	Allocation	Allocation	Core Allocation	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
				(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	1,206	1,010,936	22,247	2,786,407	7,166,576	52,381,678	16,390,240
Identified cost	$50,824	$9,336,701	$234,495	$25,884,532	$64,099,766	$571,901,391	$247,010,289
Value	$50,374	$9,391,599	$237,817	$25,412,031	$63,710,864	$569,388,836	$277,486,771
Dividends receivable	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-
Total assets	50,374	9,391,599	237,817	25,412,031	63,710,864	569,388,836	277,486,771
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	-	-	-	-	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	2	17	8	23	4	32	42
Total liabilities	2	17	8	23	4	32	42
NET ASSETS	$50,372	$9,391,582	$237,809	$25,412,008	$63,710,860	$569,388,804	$277,486,729
Net Assets:
Accumulation units - value	$50,372	$9,391,582	$237,809	$25,412,008	$63,710,860	$569,041,527	$277,256,649
Contracts in payout (annuitization) period	-	-	-	-	-	347,277	230,080
Net assets	$50,372	$9,391,582	$237,809	$25,412,008	$63,710,860	$569,388,804	$277,486,729
Outstanding units
Contract owners	5,200	596,470	20,586	882,659	2,852,095	26,617,261	8,263,061
UNIT VALUE
Panorama Premier	$-	$-	$-	$27.92	$-	$-	$-
Panorama Passage®
Tier 1	-	-	-	27.49	-	-	-
Tier 2	-	-	-	26.76	-	-	-
Tier 3	-	-	-	28.68	-	-	-
Tier 4	-	-	-	27.45	-	-	-
MassMutual Artistry	-	-	-	28.98	-	30.65	88.82
MassMutual Transitions®
Custom Plan	-	-	-	30.13	-	-	-
Package Plan I	-	-	-	30.13	-	-	-
Package Plan II	-	-	-	28.39	-	-	-
Package Plan III	-	-	-	27.22	-	-	-

See Notes to Financial Statements

F-14

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024
		Macquarie				MML	MML
		VIP	Macquarie	MML	MML	American	American
	Janus Henderson	Asset	VIP	Aggressive	Aggressive	Funds	Funds
	Overseas	Strategy	Growth	Allocation	Allocation	Core Allocation	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
				(Initial Class)	(Service Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	17.23	-	27.22	-	22.95	59.65
Tier 2	-	16.41	-	25.43	-	21.50	55.88
Tier 3	-	15.92	-	24.38	-	20.64	53.65
Tier 4	-	16.41	-	25.43	-	21.50	55.88
Tier 5	-	15.63	-	23.77	-	20.14	52.35
Tier 6	-	15.16	-	22.78	-	19.33	50.26
Tier 7	-	16.21	-	25.01	-	21.15	54.98
Tier 8	-	15.44	-	23.37	-	19.81	51.51
Tier 9	-	15.82	-	-	23.23	20.47	53.21
Tier 10	-	16.82	-	-	25.28	22.21	57.74
Tier 11	-	15.07	-	-	21.70	19.18	49.85
Tier 12	-	16.02	-	-	23.68	20.81	54.09
Tier 13	-	14.27	-	-	20.32	17.95	46.67
Tier 14	-	14.98	-	-	21.74	19.16	49.82
MassMutual RetireEase SelectSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
MassMutual Transitions SelectSM
Tier 1	-	18.09	-	29.12	-	24.49	63.67
Tier 2	-	18.09	-	-	27.95	24.49	63.67
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	15.60	-	-	18.52	16.99	37.06
Tier 2	-	15.11	-	-	17.93	16.45	35.89
Tier 3	-	15.60	-	-	18.52	16.99	37.06
MassMutual Capital VantageSM
Tier 1	-	15.53	-	-	18.43	16.91	36.89
Tier 2	-	16.04	-	-	19.03	17.47	38.10
Tier 3	-	14.90	-	-	17.69	16.23	35.40
Tier 4	-	15.53	-	-	18.43	16.91	36.89
Tier 5	-	15.39	-	-	18.26	16.76	36.55
Tier 6	-	16.04	-	-	19.03	17.47	38.10
MassMutual Envision VA	9.69	11.17	11.55	-	11.56	11.40	14.28

See Notes to Financial Statements

F-15

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML			MML	MML	MML
	Balanced	Balanced	MML	MML	Blue Chip	Blue Chip	Conservative
	Allocation	Allocation	Blend	Blend	Growth	Growth	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
ASSETS
Investments
Number of shares	5,941,748	25,648,818	2,276,419	9,215,075	2,505,241	10,063,406	5,183,075
Identified cost	$55,293,317	$233,588,717	$47,893,880	$191,887,063	$41,868,186	$157,888,730	$48,210,095
Value	$51,396,121	$219,297,396	$49,364,400	$198,194,660	$50,505,658	$184,663,492	$43,123,187
Dividends receivable	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-
Total assets	51,396,121	219,297,396	49,364,400	198,194,660	50,505,658	184,663,492	43,123,187
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	-	-	743	-	1,781	-	-
Payable to Massachusetts Mutual Life Insurance Company	68	6	85	9	143	12	43
Total liabilities	68	6	828	9	1,924	12	43
NET ASSETS	$51,396,053	$219,297,390	$49,363,572	$198,194,651	$50,503,734	$184,663,480	$43,123,144
Net Assets:
Accumulation units - value	$51,396,053	$219,187,102	$48,032,336	$198,194,651	$49,273,046	$184,657,097	$42,933,719
Contracts in payout (annuitization) period	-	110,288	1,331,236	-	1,230,688	6,383	189,425
Net assets	$51,396,053	$219,297,390	$49,363,572	$198,194,651	$50,503,734	$184,663,480	$43,123,144
Outstanding units
Contract owners	2,543,623	13,178,062	1,402,386	10,032,008	641,949	5,664,205	2,262,453
UNIT VALUE
Panorama Premier	$19.82	$-	$30.92	$-	$86.47	$-	$18.51
Panorama Passage®
Tier 1	19.52	-	32.55	-	84.80	-	18.23
Tier 2	19.00	-	31.44	-	81.91	-	17.74
Tier 3	20.37	-	34.67	-	89.52	-	19.02
Tier 4	19.49	-	32.77	-	84.61	-	18.20
MassMutual Artistry	20.58	-	34.45	-	90.69	-	19.21
MassMutual Transitions®
Custom Plan	21.39	-	41.27	-	83.91	-	19.97
Package Plan I	21.39	-	41.27	-	83.91	-	19.97
Package Plan II	20.16	-	38.13	-	77.53	-	18.82
Package Plan III	19.33	-	36.04	-	73.28	-	18.04

See Notes to Financial Statements

F-16

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML			MML	MML	MML
	Balanced	Balanced	MML	MML	Blue Chip	Blue Chip	Conservative
	Allocation	Allocation	Blend	Blend	Growth	Growth	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	19.33	-	33.25	-	67.29	-	18.04
Tier 2	18.06	-	30.59	-	61.91	-	16.86
Tier 3	17.31	-	29.04	-	58.77	-	16.16
Tier 4	18.06	-	30.54	-	61.81	-	16.86
Tier 5	16.88	-	28.10	-	56.87	-	15.76
Tier 6	16.18	-	26.68	-	53.98	-	15.10
Tier 7	17.76	-	30.04	-	60.79	-	16.58
Tier 8	16.59	-	27.59	-	55.84	-	15.49
Tier 9	-	16.51	-	27.91	-	56.46	-
Tier 10	-	17.97	-	30.90	-	62.51	-
Tier 11	-	15.43	-	25.64	-	51.87	-
Tier 12	-	16.84	-	28.95	-	58.56	-
Tier 13	-	14.45	-	24.00	-	48.55	-
Tier 14	-	15.46	-	26.13	-	52.86	-
MassMutual RetireEase SelectSM
Tier 1	-	-	26.10	-	51.83	-	-
Tier 2	-	-	28.50	-	56.60	-	-
MassMutual Transitions SelectSM
Tier 1	20.68	-	37.68	-	80.25	-	19.31
Tier 2	-	19.87	-	36.17	-	77.02	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	14.19	-	18.35	-	30.59	-
Tier 2	-	13.74	-	17.77	-	29.63	-
Tier 3	-	14.19	-	18.35	-	30.59	-
MassMutual Capital VantageSM
Tier 1	-	14.12	-	18.27	-	30.45	-
Tier 2	-	14.58	-	18.87	-	31.45	-
Tier 3	-	13.55	-	17.53	-	29.22	-
Tier 4	-	14.12	-	18.27	-	30.45	-
Tier 5	-	13.99	-	18.10	-	30.18	-
Tier 6	-	14.58	-	18.87	-	31.45	-
MassMutual Envision VA	-	10.46	-	11.63	-	14.36	-

See Notes to Financial Statements

F-17

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML					MML
	Conservative	Dynamic	MML	MML	MML	MML	Equity
	Allocation	Bond	Equity	Equity	Equity Income	Equity Income	Index
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)
ASSETS
Investments
Number of shares	22,193,906	1,629,614	721,393	2,466,784	10,018,049	6,795,428	898,677
Identified cost	$200,103,433	$15,105,934	$18,611,805	$61,854,862	$98,081,830	$66,653,822	$26,167,157
Value	$182,211,966	$13,134,689	$21,963,866	$73,441,388	$101,182,292	$67,206,782	$32,307,456
Dividends receivable	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-
Total assets	182,211,966	13,134,689	21,963,866	73,441,388	101,182,292	67,206,782	32,307,456
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	-	-	639	-	2,731	-	977
Payable to Massachusetts Mutual Life Insurance Company	10	1	94	-	492	8	102
Total liabilities	10	1	733	-	3,223	8	1,079
NET ASSETS	$182,211,956	$13,134,688	$21,963,133	$73,441,388	$101,179,069	$67,206,774	$32,306,377
Net Assets:
Accumulation units - value	$182,135,364	$13,134,688	$21,154,738	$73,441,388	$97,346,250	$67,201,359	$31,767,828
Contracts in payout (annuitization) period	76,592	-	808,395	-	3,832,819	5,415	538,549
Net assets	$182,211,956	$13,134,688	$21,963,133	$73,441,388	$101,179,069	$67,206,774	$32,306,377
Outstanding units
Contract owners	11,315,855	1,356,841	619,403	2,804,714	2,741,257	2,667,336	651,476
UNIT VALUE
Panorama Premier	$-	$-	$28.54	$-	$44.21	$-	$43.80
Panorama Passage®
Tier 1	-	-	31.54	-	43.36	-	45.26
Tier 2	-	-	30.46	-	41.88	-	43.72
Tier 3	-	-	33.59	-	45.77	-	48.21
Tier 4	-	-	31.75	-	43.26	-	45.57
MassMutual Artistry	-	-	34.44	-	46.37	-	42.06
MassMutual Transitions®
Custom Plan	-	-	43.82	-	41.66	-	62.28
Package Plan I	-	-	43.82	-	41.66	-	62.28
Package Plan II	-	-	40.49	-	38.49	-	57.54
Package Plan III	-	-	38.27	-	36.38	-	54.38

See Notes to Financial Statements

F-18

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML					MML
	Conservative	Dynamic	MML	MML	MML	MML	Equity
	Allocation	Bond	Equity	Equity	Equity Income	Equity Income	Index
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	-	35.23	-	33.56	-	50.62
Tier 2	-	-	32.41	-	30.87	-	46.57
Tier 3	-	-	30.77	-	29.31	-	44.21
Tier 4	-	-	32.36	-	30.82	-	46.50
Tier 5	-	-	29.77	-	28.36	-	42.78
Tier 6	-	-	28.26	-	26.92	-	40.61
Tier 7	-	-	31.82	-	30.31	-	45.72
Tier 8	-	-	29.23	-	27.84	-	42.00
Tier 9	15.39	-	-	29.58	-	28.17	-
Tier 10	16.75	-	-	32.74	-	31.19	-
Tier 11	14.38	-	-	27.17	-	25.88	-
Tier 12	15.69	-	-	30.67	-	29.22	-
Tier 13	13.47	-	-	25.43	-	24.23	-
Tier 14	14.41	-	-	27.69	-	26.37	-
MassMutual RetireEase SelectSM
Tier 1	-	-	23.70	-	23.15	-	37.44
Tier 2	-	-	25.87	-	25.27	-	40.88
MassMutual Transitions SelectSM
Tier 1	-	-	39.86	-	38.01	-	58.88
Tier 2	18.52	-	-	38.27	-	36.50	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	43.85
Tier 2	-	-	-	-	-	-	44.67
Tier 3	-	-	-	-	-	-	46.81
Tier 4	-	-	-	-	-	-	46.81
MassMutual Transitions SelectSM II
Tier 1	13.33	9.78	-	20.98	-	20.17	-
Tier 2	12.91	9.47	-	20.31	-	19.53	-
Tier 3	13.33	9.78	-	20.98	-	20.17	-
MassMutual Capital VantageSM
Tier 1	13.27	9.73	-	20.88	-	20.07	-
Tier 2	13.70	10.05	-	21.56	-	20.73	-
Tier 3	12.73	9.34	-	20.04	-	19.26	-
Tier 4	13.27	9.73	-	20.88	-	20.07	-
Tier 5	13.15	9.64	-	20.69	-	19.89	-
Tier 6	13.70	10.05	-	21.56	-	20.73	-
MassMutual Envision VA	10.24	9.12	-	12.38	-	11.22	-
See Notes to Financial Statements

F-19

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML	MML			MML	MML
	Equity	Equity	Focused	MML	MML	Fundamental	Fundamental
	Index	Rotation	Equity	Foreign	Foreign	Equity	Value
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class I)			(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	638,629	124,709	2,866,416	8,082,403	912,451	2,316,620	1,930,523
Identified cost	$17,672,763	$1,549,919	$19,559,016	$71,405,721	$7,869,120	$22,752,584	$23,038,722
Value	$21,617,603	$1,508,976	$20,265,561	$77,348,599	$8,668,284	$25,065,830	$23,629,603
Dividends receivable	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-
Total assets	21,617,603	1,508,976	20,265,561	77,348,599	8,668,284	25,065,830	23,629,603
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	-	-	-	1,851	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	4	8	46	375	12	29	35
Total liabilities	4	8	46	2,226	12	29	35
NET ASSETS	$21,617,599	$1,508,968	$20,265,515	$77,346,373	$8,668,272	$25,065,801	$23,629,568
Net Assets:
Accumulation units - value	$21,617,599	$1,508,968	$20,265,515	$73,787,057	$8,668,272	$24,980,018	$23,629,568
Contracts in payout (annuitization) period	-	-	-	3,559,316	-	85,783	-
Net assets	$21,617,599	$1,508,968	$20,265,515	$77,346,373	$8,668,272	$25,065,801	$23,629,568
Outstanding units
Contract owners	399,394	70,827	819,220	4,395,190	558,569	935,830	1,184,496
UNIT VALUE
Panorama Premier	$-	$-	$35.90	$16.70	$-	$41.04	$28.37
Panorama Passage®
Tier 1	-	-	35.50	16.75	-	40.58	28.05
Tier 2	-	-	34.79	16.18	-	39.76	27.49
Tier 3	-	-	36.64	17.84	-	41.88	28.95
Tier 4	-	-	35.45	16.86	-	40.52	28.01
MassMutual Artistry	-	-	36.92	15.95	-	42.20	29.17
MassMutual Transitions®
Custom Plan	-	-	38.01	20.20	-	43.45	30.04
Package Plan I	-	-	38.01	20.20	-	43.45	30.04
Package Plan II	-	-	36.36	18.66	-	41.56	28.73
Package Plan III	-	-	35.23	17.63	-	40.27	27.84

See Notes to Financial Statements

F-20

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML	MML			MML	MML
	Equity	Equity	Focused	MML	MML	Fundamental	Fundamental
	Index	Rotation	Equity	Foreign	Foreign	Equity	Value
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class I)			(Initial Class)	(Service Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	-	35.23	16.59	-	40.27	27.84
Tier 2	-	-	33.49	15.26	-	38.28	26.46
Tier 3	-	-	32.44	14.49	-	37.09	25.64
Tier 4	-	-	33.49	15.24	-	38.28	26.46
Tier 5	-	-	31.83	14.02	-	36.39	25.15
Tier 6	-	-	30.84	13.31	-	35.25	24.37
Tier 7	-	-	33.07	14.98	-	37.80	26.13
Tier 8	-	-	31.43	13.76	-	35.93	24.84
Tier 9	42.47	-	32.24	-	13.92	36.85	25.48
Tier 10	47.02	-	34.35	-	15.41	39.26	27.14
Tier 11	39.02	-	30.65	-	12.79	35.03	24.22
Tier 12	44.05	-	32.65	-	14.44	37.32	25.80
Tier 13	36.53	-	28.95	-	11.97	33.09	22.87
Tier 14	39.76	-	30.45	-	13.03	34.81	24.06
MassMutual RetireEase SelectSM
Tier 1	-	-	-	10.01	-	-	-
Tier 2	-	-	-	10.93	-	-	-
MassMutual Transitions SelectSM
Tier 1	-	-	37.06	19.05	-	42.36	29.28
Tier 2	56.51	-	37.06	-	18.29	42.36	29.28
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	-	25.18	-	11.82	28.72	20.32
Tier 2	-	-	24.38	-	11.45	27.82	19.67
Tier 3	-	-	25.18	-	11.82	28.72	20.32
MassMutual Capital VantageSM
Tier 1	-	24.30	25.06	-	11.77	28.59	20.22
Tier 2	-	25.09	25.88	-	12.15	29.53	20.88
Tier 3	-	23.31	24.05	-	11.29	27.44	19.41
Tier 4	-	24.30	25.06	-	11.77	28.59	20.22
Tier 5	-	24.08	24.83	-	11.66	28.33	20.04
Tier 6	-	25.09	25.88	-	12.15	29.53	20.88
MassMutual Envision VA	-	11.88	11.76	-	10.14	12.84	12.17

See Notes to Financial Statements

F-21

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

				MML	MML		MML
	MML	MML	MML	Growth	Growth	MML	Income
	Global	Global	Global	Allocation	Allocation	High Yield	& Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class I)	(Class II)	(Service Class I)	(Initial Class)	(Service Class)		(Initial Class)
ASSETS
Investments
Number of shares	1,086,040	793,729	5,123,698	35,426,720	73,490,008	4,615,990	2,076,427
Identified cost	$4,889,688	$3,472,124	$20,159,785	$292,685,876	$599,495,725	$41,919,434	$20,434,169
Value	$4,572,228	$3,643,217	$20,238,606	$278,808,285	$571,017,362	$40,205,270	$20,411,274
Dividends receivable	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	6	-	-
Total assets	4,572,228	3,643,217	20,238,606	278,808,285	571,017,368	40,205,270	20,411,274
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	-	4	-	-	-	81	1,368
Payable to Massachusetts Mutual Life Insurance Company	74	17	8	41	-	58	106
Total liabilities	74	21	8	41	-	139	1,474
NET ASSETS	$4,572,154	$3,643,196	$20,238,598	$278,808,244	$571,017,368	$40,205,131	$20,409,800
Net Assets:
Accumulation units - value	$4,258,857	$3,643,057	$20,238,598	$278,808,244	$571,017,368	$40,202,442	$19,563,143
Contracts in payout (annuitization) period	313,297	139	-	-	-	2,689	846,657
Net assets	$4,572,154	$3,643,196	$20,238,598	$278,808,244	$571,017,368	$40,205,131	$20,409,800
Outstanding units
Contract owners	171,523	189,802	1,029,473	11,068,197	25,150,616	2,618,990	563,962
UNIT VALUE
Panorama Premier	$-	$21.92	$-	$24.75	$-	$19.63	$40.42
Panorama Passage®
Tier 1	-	21.14	-	24.38	-	19.37	30.99
Tier 2	-	20.42	-	23.73	-	18.93	29.94
Tier 3	-	22.52	-	25.43	-	20.10	33.01
Tier 4	-	21.28	-	24.34	-	19.35	31.21
MassMutual Artistry	-	15.89	-	25.69	-	20.28	29.82
MassMutual Transitions®
Custom Plan	27.84	-	-	26.71	-	20.97	40.40
Package Plan I	27.84	-	-	26.71	-	20.97	40.40
Package Plan II	25.73	-	-	25.17	-	19.92	37.33
Package Plan III	24.31	-	-	24.13	-	19.20	35.28

See Notes to Financial Statements

F-22

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

				MML	MML		MML
	MML	MML	MML	Growth	Growth	MML	Income
	Global	Global	Global	Allocation	Allocation	High Yield	& Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class I)	(Class II)	(Service Class I)	(Initial Class)	(Service Class)		(Initial Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	24.14	-	-	24.13	-	19.20	31.94
Tier 2	22.21	-	-	22.55	-	18.11	29.38
Tier 3	21.09	-	-	21.61	-	17.46	27.89
Tier 4	22.18	-	-	22.55	-	18.11	29.34
Tier 5	20.40	-	-	21.07	-	17.08	26.99
Tier 6	19.37	-	-	20.20	-	16.46	25.62
Tier 7	21.81	-	-	22.17	-	17.85	28.85
Tier 8	20.03	-	-	20.72	-	16.83	26.50
Tier 9	-	-	20.36	-	20.61	17.33	-
Tier 10	-	-	22.54	-	22.43	18.65	-
Tier 11	-	-	18.70	-	19.26	16.34	-
Tier 12	-	-	21.12	-	21.01	17.59	-
Tier 13	-	-	17.51	-	18.03	15.30	-
Tier 14	-	-	19.06	-	19.29	16.23	-
MassMutual RetireEase SelectSM
Tier 1	19.18	-	-	-	-	-	22.55
Tier 2	20.94	-	-	-	-	-	24.62
MassMutual Transitions SelectSM
Tier 1	29.88	-	-	25.82	-	20.36	36.71
Tier 2	-	-	28.82	-	24.80	20.36	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	-	17.70	-	16.85	14.19	-
Tier 2	-	-	17.14	-	16.32	13.74	-
Tier 3	-	-	17.70	-	16.85	14.19	-
MassMutual Capital VantageSM
Tier 1	-	-	17.61	-	16.78	14.12	-
Tier 2	-	-	18.19	-	17.32	14.58	-
Tier 3	-	-	16.90	-	16.10	13.55	-
Tier 4	-	-	17.61	-	16.78	14.12	-
Tier 5	-	-	17.45	-	16.62	13.99	-
Tier 6	-	-	18.19	-	17.32	14.58	-
MassMutual Envision VA	-	-	10.41	-	11.14	10.81	-

See Notes to Financial Statements

F-23

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024
		MML	MML
	MML	Inflation-	Inflation-	MML	MML	MML	MML
	Income	Protected	Protected	International	iShares® 60/40	iShares® 80/20	Large Cap
	& Growth	and Income	and Income	Equity	Allocation	Allocation	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)				(Initial Class)
ASSETS
Investments
Number of shares	3,053,790	9,457,798	4,721,896	957,620	2,327,506	5,742,628	1,021,822
Identified cost	$29,502,441	$94,174,157	$46,746,131	$8,837,873	$22,882,134	$56,217,917	$12,447,976
Value	$29,224,767	$80,958,749	$40,041,677	$9,652,806	$24,648,289	$64,202,586	$17,575,334
Dividends receivable	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	1	-	-	-	-
Total assets	29,224,767	80,958,749	40,041,678	9,652,806	24,648,289	64,202,586	17,575,334
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	-	4,535	-	-	-	-	339
Payable to Massachusetts Mutual Life Insurance Company	13	1,171	-	28	1	3	66
Total liabilities	13	5,706	-	28	1	3	405
NET ASSETS	$29,224,754	$80,953,043	$40,041,678	$9,652,778	$24,648,288	$64,202,583	$17,574,929
Net Assets:
Accumulation units - value	$29,224,754	$77,939,731	$40,037,801	$9,652,778	$24,648,288	$64,202,583	$17,430,216
Contracts in payout (annuitization) period	-	3,013,312	3,877	-	-	-	144,713
Net assets	$29,224,754	$80,953,043	$40,041,678	$9,652,778	$24,648,288	$64,202,583	$17,574,929
Outstanding units
Contract owners	1,247,997	5,652,410	3,449,679	769,674	2,237,755	5,511,250	302,650
UNIT VALUE
Panorama Premier	$-	$14.92	$-	$-	$-	$-	$46.45
Panorama Passage®
Tier 1	-	14.63	-	-	-	-	46.66
Tier 2	-	14.13	-	-	-	-	45.07
Tier 3	-	15.44	-	-	-	-	49.70
Tier 4	-	14.60	-	-	-	-	46.97
MassMutual Artistry	-	15.64	-	12.09	-	-	38.62
MassMutual Transitions®
Custom Plan	-	16.44	-	12.39	-	-	67.66
Package Plan I	-	16.44	-	12.39	-	-	67.66
Package Plan II	-	15.24	-	11.94	-	-	62.52
Package Plan III	-	14.44	-	11.62	-	-	59.09

See Notes to Financial Statements

F-24

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024
		MML	MML
	MML	Inflation-	Inflation-	MML	MML	MML	MML
	Income	Protected	Protected	International	iShares® 60/40	iShares® 80/20	Large Cap
	& Growth	and Income	and Income	Equity	Allocation	Allocation	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)				(Initial Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	13.54	-	11.62	-	-	55.93
Tier 2	-	12.46	-	11.14	-	-	51.46
Tier 3	-	11.82	-	10.84	-	-	48.85
Tier 4	-	12.44	-	11.14	-	-	51.38
Tier 5	-	11.44	-	10.67	-	-	47.27
Tier 6	-	10.86	-	10.39	-	-	44.87
Tier 7	-	12.23	-	11.02	-	-	50.53
Tier 8	-	11.23	-	10.56	-	-	46.41
Tier 9	26.81	-	11.36	10.79	-	-	-
Tier 10	29.68	-	12.58	11.38	-	-	-
Tier 11	24.63	-	10.44	10.33	-	-	-
Tier 12	27.81	-	11.78	10.90	-	-	-
Tier 13	23.06	-	9.77	9.85	-	-	-
Tier 14	25.10	-	10.63	10.28	-	-	-
MassMutual RetireEase SelectSM
Tier 1	-	12.93	-	-	-	-	48.59
Tier 2	-	14.12	-	-	-	-	53.06
MassMutual Transitions SelectSM
Tier 1	-	14.71	-	12.13	-	-	70.63
Tier 2	35.25	-	14.11	12.13	-	-	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	21.13	-	11.03	13.10	-	-	-
Tier 2	20.46	-	10.68	12.69	-	-	-
Tier 3	21.13	-	11.03	13.10	-	-	-
MassMutual Capital VantageSM
Tier 1	21.04	-	10.98	13.04	-	-	-
Tier 2	21.72	-	11.34	13.47	-	-	-
Tier 3	20.18	-	10.53	12.51	-	-	-
Tier 4	21.04	-	10.98	13.04	-	-	-
Tier 5	20.84	-	10.88	12.92	-	-	-
Tier 6	21.72	-	11.34	13.47	-	-	-
MassMutual Envision VA	12.15	-	9.30	10.19	11.01	11.65	-

See Notes to Financial Statements

F-25

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML	MML	MML	MML
	Large Cap	Managed	Managed	Managed	Managed	MML	MML
	Growth	Bond	Bond	Volatility	Volatility	Mid Cap Growth	Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	2,489,282	6,292,132	14,186,774	4,548,478	1,245,547	5,191,412	8,066,588
Identified cost	$31,589,241	$76,983,686	$172,083,873	$58,257,061	$15,797,135	$66,984,606	$90,743,044
Value	$39,878,298	$67,749,275	$152,160,302	$61,474,154	$16,685,470	$58,818,699	$80,907,874
Dividends receivable	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	5	-	-	-	-
Total assets	39,878,298	67,749,275	152,160,307	61,474,154	16,685,470	58,818,699	80,907,874
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	-	3,578	-	1,878	-	2,722	-
Payable to Massachusetts Mutual Life Insurance Company	2	949	-	446	28	204	20
Total liabilities	2	4,527	-	2,324	28	2,926	20
NET ASSETS	$39,878,296	$67,744,748	$152,160,307	$61,471,830	$16,685,442	$58,815,773	$80,907,854
Net Assets:
Accumulation units - value	$39,878,296	$65,102,021	$152,155,517	$58,938,595	$16,685,442	$57,599,723	$80,907,854
Contracts in payout (annuitization) period	-	2,642,727	4,790	2,533,235	-	1,216,050	-
Net assets	$39,878,296	$67,744,748	$152,160,307	$61,471,830	$16,685,442	$58,815,773	$80,907,854
Outstanding units
Contract owners	1,273,254	4,284,607	12,202,689	2,839,878	905,987	866,413	3,089,885
UNIT VALUE
Panorama Premier	$-	$-	$12.69	$19.79	$-	$113.00	$-
Panorama Passage®
Tier 1	-	19.30	-	19.35	-	83.38	-
Tier 2	-	18.64	-	18.70	-	80.54	-
Tier 3	-	20.56	-	20.59	-	88.81	-
Tier 4	-	19.43	-	19.46	-	83.94	-
MassMutual Artistry	-	19.81	-	20.71	-	68.28	-
MassMutual Transitions®
Custom Plan	-	18.45	-	26.24	-	77.99	-
Package Plan I	-	18.45	-	26.24	-	77.99	-
Package Plan II	-	17.05	-	24.25	-	72.06	-
Package Plan III	-	16.11	-	22.92	-	68.10	-

See Notes to Financial Statements

F-26

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML	MML	MML	MML
	Large Cap	Managed	Managed	Managed	Managed	MML	MML
	Growth	Bond	Bond	Volatility	Volatility	Mid Cap Growth	Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	14.47	-	19.91	-	45.11	-
Tier 2	-	13.31	-	18.32	-	41.86	-
Tier 3	-	12.64	-	17.39	-	39.95	-
Tier 4	-	13.29	-	18.29	-	41.86	-
Tier 5	-	12.23	-	16.83	-	38.85	-
Tier 6	-	11.61	-	15.98	-	37.08	-
Tier 7	-	13.07	-	17.99	-	41.10	-
Tier 8	-	12.01	-	16.52	-	38.14	-
Tier 9	46.93	-	12.15	-	16.72	-	38.18
Tier 10	51.96	-	13.45	-	18.51	-	41.90
Tier 11	43.11	-	11.16	-	15.36	-	35.43
Tier 12	48.67	-	12.60	-	17.34	-	39.26
Tier 13	40.36	-	10.44	-	14.38	-	33.17
Tier 14	43.94	-	11.37	-	15.65	-	35.74
MassMutual RetireEase SelectSM
Tier 1	-	13.32	-	14.38	-	38.60	-
Tier 2	-	14.54	-	15.70	-	42.15	-
MassMutual Transitions SelectSM
Tier 1	-	15.76	-	23.03	-	48.60	-
Tier 2	67.78	-	15.14	-	22.11	-	46.65
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	34.28	-	10.25	-	14.23	-	21.52
Tier 2	33.19	-	9.93	-	13.78	-	20.84
Tier 3	34.28	-	10.25	-	14.23	-	21.52
MassMutual Capital VantageSM
Tier 1	34.12	-	10.20	-	14.17	-	21.42
Tier 2	35.23	-	10.54	-	14.63	-	22.12
Tier 3	32.74	-	9.79	-	13.59	-	20.55
Tier 4	34.12	-	10.20	-	14.17	-	21.42
Tier 5	33.81	-	10.11	-	14.04	-	21.22
Tier 6	35.23	-	10.54	-	14.63	-	22.12
MassMutual Envision VA	16.08	-	9.39	-	11.51	-	11.59
See Notes to Financial Statements

F-27

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

			MML	MML	MML	MML	MML
	MML	MML	Moderate	Moderate	Short-Duration	Small Cap	Small Cap
	Mid Cap Value	Mid Cap Value	Allocation	Allocation	Bond	Equity	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	11,252,826	5,609,411	16,636,348	90,182,113	3,114,742	1,861,571	2,231,496
Identified cost	$99,180,815	$48,989,937	$160,126,821	$849,843,508	$28,469,986	$18,416,094	$22,350,745
Value	$91,372,946	$43,921,688	$150,392,585	$802,620,807	$28,281,858	$21,575,522	$25,061,257
Dividends receivable	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	57	-	-	-
Total assets	91,372,946	43,921,688	150,392,585	802,620,864	28,281,858	21,575,522	25,061,257
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	4,864	-	-	-	61	2,998	-
Payable to Massachusetts Mutual Life Insurance Company	608	12	108	-	50	138	11
Total liabilities	5,472	12	108	-	111	3,136	11
NET ASSETS	$91,367,474	$43,921,676	$150,392,477	$802,620,864	$28,281,747	$21,572,386	$25,061,246
Net Assets:
Accumulation units - value	$88,017,442	$43,921,676	$150,346,487	$802,527,441	$28,279,717	$21,268,845	$25,061,246
Contracts in payout (annuitization) period	3,350,032	-	45,990	93,423	2,030	303,541	-
Net assets	$91,367,474	$43,921,676	$150,392,477	$802,620,864	$28,281,747	$21,572,386	$25,061,246
Outstanding units
Contract owners	1,900,940	1,865,418	6,775,250	41,828,300	2,667,530	426,694	1,056,531
UNIT VALUE
Panorama Premier	$59.88	$-	$21.66	$-	$10.84	$60.60	$-
Panorama Passage®
Tier 1	63.18	-	21.33	-	10.69	54.35	-
Tier 2	61.02	-	20.76	-	10.45	52.50	-
Tier 3	67.29	-	22.26	-	11.09	57.90	-
Tier 4	63.61	-	21.30	-	10.68	54.72	-
MassMutual Artistry	68.47	-	22.48	-	11.19	53.27	-
MassMutual Transitions®
Custom Plan	55.84	-	23.38	-	11.58	52.23	-
Package Plan I	55.84	-	23.38	-	11.58	52.23	-
Package Plan II	51.59	-	22.03	-	11.00	48.26	-
Package Plan III	48.76	-	21.12	-	10.60	45.61	-

See Notes to Financial Statements

F-28

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

			MML	MML	MML	MML	MML
	MML	MML	Moderate	Moderate	Short-Duration	Small Cap	Small Cap
	Mid Cap Value	Mid Cap Value	Allocation	Allocation	Bond	Equity	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	42.64	-	21.12	-	10.60	40.15	-
Tier 2	39.23	-	19.73	-	10.00	36.94	-
Tier 3	37.24	-	18.92	-	9.64	35.07	-
Tier 4	39.17	-	19.73	-	10.00	36.88	-
Tier 5	36.04	-	18.44	-	9.43	33.93	-
Tier 6	34.21	-	17.68	-	9.09	32.21	-
Tier 7	38.52	-	19.40	-	9.85	36.27	-
Tier 8	35.38	-	18.13	-	9.29	33.32	-
Tier 9	-	35.80	-	18.03	9.57	-	33.64
Tier 10	-	39.63	-	19.62	10.29	-	37.25
Tier 11	-	32.88	-	16.85	9.02	-	30.91
Tier 12	-	37.12	-	18.39	9.71	-	34.89
Tier 13	-	30.78	-	15.77	8.45	-	28.93
Tier 14	-	33.51	-	16.88	8.96	-	31.50
MassMutual RetireEase SelectSM
Tier 1	29.37	-	-	-	-	30.06	-
Tier 2	32.07	-	-	-	-	32.83	-
MassMutual Transitions SelectSM
Tier 1	47.72	-	22.60	-	11.24	48.04	-
Tier 2	-	45.82	-	21.70	11.24	-	46.04
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	18.77	-	15.10	10.42	-	22.01
Tier 2	-	18.18	-	14.62	10.09	-	21.32
Tier 3	-	18.77	-	15.10	10.42	-	22.01
MassMutual Capital VantageSM
Tier 1	-	18.69	-	15.03	10.37	-	21.91
Tier 2	-	19.30	-	15.52	10.71	-	22.63
Tier 3	-	17.93	-	14.42	9.95	-	21.03
Tier 4	-	18.69	-	15.03	10.37	-	21.91
Tier 5	-	18.51	-	14.89	10.28	-	21.71
Tier 6	-	19.30	-	15.52	10.71	-	22.63
MassMutual Envision VA	-	10.93	-	10.72	10.26	-	11.71

See Notes to Financial Statements

F-29

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024
						MML
	MML	MML	MML	MML	MML	Strategic	MML
	Small Cap	Small Cap	Small	Small/Mid Cap	Small/Mid Cap	Emerging	Sustainable
	Growth Equity	Growth Equity	Company Value	Value	Value	Markets	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)		(Initial Class)
ASSETS
Investments
Number of shares	5,668,371	2,462,851	2,597,790	7,414,631	2,510,967	1,878,916	3,558,575
Identified cost	$63,714,856	$25,331,855	$21,733,092	$66,994,593	$24,568,109	$12,135,464	$57,511,430
Value	$61,058,231	$22,824,853	$21,353,830	$68,214,607	$22,548,483	$9,770,366	$59,250,280
Dividends receivable	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	576
Total assets	61,058,231	22,824,853	21,353,830	68,214,607	22,548,483	9,770,366	59,250,856
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	3,081	-	-	2,012	-	-	6,739
Payable to Massachusetts Mutual Life Insurance Company	359	12	30	394	1	48	-
Total liabilities	3,440	12	30	2,406	1	48	6,739
NET ASSETS	$61,054,791	$22,824,841	$21,353,800	$68,212,201	$22,548,482	$9,770,318	$59,244,117
Net Assets:
Accumulation units - value	$58,513,689	$22,824,841	$21,353,800	$65,357,574	$22,548,482	$9,770,318	$58,825,446
Contracts in payout (annuitization) period	2,541,102	-	-	2,854,627	-	-	418,671
Net assets	$61,054,791	$22,824,841	$21,353,800	$68,212,201	$22,548,482	$9,770,318	$59,244,117
Outstanding units
Contract owners	1,387,695	854,847	946,261	1,725,101	1,006,815	895,960	1,097,975
UNIT VALUE
Panorama Premier	$61.50	$-	$-	$51.28	$-	$-	$53.87
Panorama Passage®
Tier 1	54.10	-	-	50.29	-	-	52.83
Tier 2	52.25	-	-	48.57	-	-	51.03
Tier 3	57.62	-	-	53.09	-	-	55.77
Tier 4	54.47	-	-	50.18	-	-	52.71
MassMutual Artistry	39.23	-	42.12	53.78	-	13.19	56.50
MassMutual Transitions®
Custom Plan	61.56	-	-	56.53	-	-	59.38
Package Plan I	61.56	-	-	56.53	-	-	59.38
Package Plan II	56.88	-	-	52.40	-	-	55.05
Package Plan III	53.75	-	-	49.64	-	-	52.14

See Notes to Financial Statements

F-30

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024
						MML
	MML	MML	MML	MML	MML	Strategic	MML
	Small Cap	Small Cap	Small	Small/Mid Cap	Small/Mid Cap	Emerging	Sustainable
	Growth Equity	Growth Equity	Company Value	Value	Value	Markets	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)		(Initial Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	44.46	-	39.74	35.64	-	10.13	39.83
Tier 2	40.91	-	37.33	32.79	-	9.49	36.64
Tier 3	38.83	-	35.90	31.12	-	9.11	34.78
Tier 4	40.84	-	37.33	32.74	-	9.49	36.58
Tier 5	37.57	-	35.06	30.12	-	8.89	33.66
Tier 6	35.67	-	33.72	28.59	-	8.54	31.95
Tier 7	40.16	-	36.75	32.19	-	9.34	35.98
Tier 8	36.89	-	34.52	29.57	-	8.75	33.05
Tier 9	-	37.31	35.62	-	29.89	9.04	-
Tier 10	-	41.31	38.52	-	33.09	9.81	-
Tier 11	-	34.28	33.45	-	27.46	8.47	-
Tier 12	-	38.70	36.18	-	31.00	9.19	-
Tier 13	-	32.09	31.32	-	25.70	7.93	-
Tier 14	-	34.93	33.34	-	27.98	8.46	-
MassMutual RetireEase SelectSM
Tier 1	31.02	-	-	23.26	-	-	30.94
Tier 2	33.87	-	-	25.39	-	-	33.79
MassMutual Transitions SelectSM
Tier 1	55.27	-	42.31	39.75	-	10.82	46.26
Tier 2	-	53.06	42.31	-	38.13	10.82	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	21.62	19.53	-	18.86	11.21	-
Tier 2	-	20.93	18.91	-	18.27	10.86	-
Tier 3	-	21.62	19.53	-	18.86	11.21	-
MassMutual Capital VantageSM
Tier 1	-	21.52	19.44	-	18.78	11.16	-
Tier 2	-	22.22	20.07	-	19.39	11.52	-
Tier 3	-	20.65	18.65	-	18.02	10.71	-
Tier 4	-	21.52	19.44	-	18.78	11.16	-
Tier 5	-	21.32	19.26	-	18.61	11.06	-
Tier 6	-	22.22	20.07	-	19.39	11.52	-
MassMutual Envision VA	10.80	-	10.67	-	11.02	8.24	-

See Notes to Financial Statements

F-31

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024
				PIMCO		Vest	VY®
	MML		MML U.S.	Commodity		US Large Cap	CBRE
	Sustainable	MML Total	Government	RealReturn®	PIMCO	10% Buffer	Global
	Equity	Return Bond	Money Market	Strategy	Income	Strategies V.I.	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)
ASSETS
Investments
Number of shares	3,131,181	4,597,972	109,763,295	1,045,253	318,133	186,221	770,846
Identified cost	$52,481,637	$45,618,624	$109,762,853	$7,506,639	$3,132,245	$4,784,526	$7,903,283
Value	$51,132,186	$39,588,537	$109,763,293	$5,811,609	$3,146,333	$4,836,150	$7,677,623
Dividends receivable	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	950	-	-	-	-
Total assets	51,132,186	39,588,537	109,764,243	5,811,609	3,146,333	4,836,150	7,677,623
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	-	-	3,802	52	-	-	50
Payable to Massachusetts Mutual Life Insurance Company	10	37	-	111	35	-	74
Total liabilities	10	37	3,802	163	35	-	124
NET ASSETS	$51,132,176	$39,588,500	$109,760,441	$5,811,446	$3,146,298	$4,836,150	$7,677,499
Net Assets:
Accumulation units - value	$51,132,176	$39,588,500	$109,057,099	$5,581,329	$3,146,298	$4,836,150	$7,238,222
Contracts in payout (annuitization) period	-	-	703,342	230,117	-	-	439,277
Net assets	$51,132,176	$39,588,500	$109,760,441	$5,811,446	$3,146,298	$4,836,150	$7,677,499
Outstanding units
Contract owners	1,753,555	4,119,422	11,080,174	812,300	304,232	383,925	459,868
UNIT VALUE
Panorama Premier	$-	$9.85	$9.26	$7.00	$-	$-	$16.48
Panorama Passage®
Tier 1	-	9.73	9.12	6.88	-	-	16.21
Tier 2	-	9.54	8.88	6.68	-	-	15.73
Tier 3	-	10.05	9.52	7.21	-	-	16.98
Tier 4	-	9.72	9.11	6.87	-	-	16.18
MassMutual Artistry	-	10.12	9.62	7.29	-	-	17.17
MassMutual Transitions®
Custom Plan	-	10.42	10.00	7.61	-	-	17.93
Package Plan I	-	10.42	10.00	7.61	-	-	17.93
Package Plan II	-	9.97	9.42	7.13	-	-	16.79
Package Plan III	-	9.66	9.03	6.80	-	-	16.03

See Notes to Financial Statements

F-32

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024
				PIMCO		Vest	VY®
	MML		MML U.S.	Commodity		US Large Cap	CBRE
	Sustainable	MML Total	Government	RealReturn®	PIMCO	10% Buffer	Global
	Equity	Return Bond	Money Market	Strategy	Income	Strategies V.I.	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	9.66	9.03	6.80	-	-	16.02
Tier 2	-	9.18	8.44	6.31	-	-	14.87
Tier 3	-	8.90	8.09	6.02	-	-	14.19
Tier 4	-	9.18	8.44	6.31	-	-	14.87
Tier 5	-	8.73	7.89	5.86	-	-	13.80
Tier 6	-	8.46	7.56	5.59	-	-	13.17
Tier 7	-	9.07	8.30	6.20	-	-	14.60
Tier 8	-	8.62	7.75	5.75	-	-	13.55
Tier 9	33.41	8.84	8.03	6.00	-	-	14.13
Tier 10	36.99	9.42	8.74	6.58	-	-	15.51
Tier 11	30.69	8.40	7.51	5.57	-	-	13.11
Tier 12	34.65	8.95	8.19	6.17	-	-	14.53
Tier 13	28.73	7.94	7.03	5.21	-	-	12.28
Tier 14	31.28	8.35	7.52	5.62	-	-	13.23
MassMutual RetireEase SelectSM
Tier 1	-	-	9.23	6.82	-	-	12.83
Tier 2	-	-	9.70	7.45	-	-	14.01
MassMutual Transitions SelectSM
Tier 1	-	10.16	9.67	7.33	-	-	17.26
Tier 2	44.38	10.16	9.67	7.33	-	-	17.26
MassMutual Equity EdgeSM
Tier 1	-	-	9.12	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	9.57	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	26.08	9.62	10.22	-	-	-	-
Tier 2	25.26	9.31	9.90	-	-	-	-
Tier 3	26.08	9.62	10.22	-	-	-	-
MassMutual Capital VantageSM
Tier 1	25.96	9.57	10.18	-	-	-	-
Tier 2	26.81	9.89	10.51	-	-	-	-
Tier 3	24.91	9.19	9.76	-	-	-	-
Tier 4	25.96	9.57	10.18	-	-	-	-
Tier 5	25.72	9.49	10.08	-	-	-	-
Tier 6	26.81	9.89	10.51	-	-	-	-
MassMutual Envision VA	13.14	9.01	10.70	-	10.34	12.60	-

See Notes to Financial Statements

F-33

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For The Year Ended December 31, 2024
	American Funds		American Funds	BlackRock	Columbia
	Insurance Series®	American Funds	Insurance Series®	60/40 Target	Variable	Fidelity®	Fidelity®
	Global Small	Insurance Series®	Washington	Allocation	Portfolio -	VIP	VIP
	Capitalization	New World	Mutual Investors	ETF V.I.	Contrarian Core	Contrafund®	Contrafund®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
						(Initial Class)	(Service Class 2)
Investment income
Dividends	$213	$1,697	$11,319	$444,692	$-	$371,925	$87,228
Expenses
Mortality and expense risk charge and administrative charges	1,294	611	3,576	201,907	1,058	2,505,994	3,359,145
Net Investment income (loss)	(1,081)	1,086	7,743	242,785	(1,058)	(2,134,069)	(3,271,917)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	115	36	5,741	308,609	871	20,661,395	19,799,593
Realized gain distribution	-	-	-	1,193,550	-	23,310,630	32,005,777
Realized gain (loss)	115	36	5,741	1,502,159	871	43,972,025	51,805,370
Change in net unrealized appreciation
(depreciation) of investments	(3,643)	(8,855)	(10,558)	126,616	(3,908)	14,278,654	22,018,088
Net gain (loss) on investments	(3,528)	(8,819)	(4,817)	1,628,775	(3,037)	58,250,679	73,823,458
Net increase (decrease) in net assets
resulting from operations	(4,609)	(7,733)	2,926	1,871,560	(4,095)	56,116,610	70,551,541
Capital transactions:
Transfers of net premiums	429,105	226,316	1,229,041	2,120,703	600,500	1,052,671	14,648,949
Transfers due to death benefits	-	-	-	(22,233)	-	(2,387,106)	(3,223,650)
Transfers due to annuity benefit payments	-	-	-	-	-	(859,311)	(551)
Transfers due to withdrawal of funds	(1,997)	(1,928)	(681)	(1,323,975)	(9,032)	(25,483,059)	(35,325,001)
Transfers due to loans, net of repayments	-	-	-	-	-	(29,440)	-
Transfers due to charges for administrative
and insurance costs	-	-	-	-	-	(459,705)	(189,407)
Transfers due to contingent deferred sales charges	(451)	(216)	(1,244)	-	(265)	(1,277)	(56,483)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	-	-	-	-	(68,792)	72
Transfers between Sub-Accounts
and (to) from General Account	1,164	2,844	448	(123,985)	5,445	(13,675,517)	(5,218,894)
Net increase (decrease) in net assets
resulting from capital transactions	427,821	227,016	1,227,564	650,510	596,648	(41,911,536)	(29,364,965)
Total increase (decrease)	423,212	219,283	1,230,490	2,522,070	592,553	14,205,074	41,186,576
NET ASSETS, at beginning of the year	-	-	-	18,823,486	-	187,411,670	231,386,664
NET ASSETS, at end of the year	$423,212	$219,283	$1,230,490	$21,345,556	$592,553	$201,616,744	$272,573,240

See Notes to Financial Statements

F-34

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024
				Fidelity®	Invesco	Invesco
	Fidelity®	Fidelity®	Fidelity®	VIP	Oppenheimer V.I.	Oppenheimer V.I.	Invesco V.I.
	VIP	VIP	VIP	Strategic	International	International	Capital
	Health Care	Overseas	Real Estate	Income	Growth	Growth	Appreciation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
					(Series I)	(Series II)	(Series I)
Investment income
Dividends	$-	$5,925	$30,627	$39,054	$127,276	$66,261	$-
Expenses
Mortality and expense risk charge and administrative charges	20,254	3,112	8,356	11,660	244,254	247,286	1,486,570
Net Investment income (loss)	(20,254)	2,813	22,271	27,394	(116,978)	(181,025)	(1,486,570)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	32,531	682	(7,757)	7,073	(235,778)	(388,230)	(3,697,001)
Realized gain distribution	-	21,346	-	-	1,305,278	1,178,446	-
Realized gain (loss)	32,531	22,028	(7,757)	7,073	1,069,500	790,216	(3,697,001)
Change in net unrealized appreciation
(depreciation) of investments	(4,440)	(34,852)	12,101	990	(1,394,734)	(1,067,491)	39,255,505
Net gain (loss) on investments	28,091	(12,824)	4,344	8,063	(325,234)	(277,275)	35,558,504
Net increase (decrease) in net assets
resulting from operations	7,837	(10,011)	26,615	35,457	(442,212)	(458,300)	34,071,934
Capital transactions:
Transfers of net premiums	992,394	360,332	257,288	330,271	128,562	688,379	330,846
Transfers due to death benefits	-	-	-	-	(210,868)	(80,777)	(2,032,806)
Transfers due to annuity benefit payments	-	-	-	-	(77,845)	-	(367,212)
Transfers due to withdrawal of funds	(16,007)	(2,176)	(2,679)	(5,610)	(2,724,401)	(3,076,716)	(16,843,701)
Transfers due to loans, net of repayments	-	-	-	-	5,268	-	(1,486)
Transfers due to charges for administrative
and insurance costs	-	-	-	-	(81,426)	(83,817)	(379,996)
Transfers due to contingent deferred sales charges	(7,992)	(1,446)	(2,053)	(4,368)	(247)	(3,433)	(498)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	-	-	-	(2,399)	-	45,147
Transfers between Sub-Accounts
and (to) from General Account	(24,238)	13,728	2,689	67,408	432,244	534,585	(14,577,019)
Net increase (decrease) in net assets
resulting from capital transactions	944,157	370,438	255,245	387,701	(2,531,112)	(2,021,779)	(33,826,725)
Total increase (decrease)	951,994	360,427	281,860	423,158	(2,973,324)	(2,480,079)	245,209
NET ASSETS, at beginning of the year	1,069,597	153,996	531,372	698,753	21,214,036	20,333,526	116,367,287
NET ASSETS, at end of the year	$2,021,591	$514,423	$813,232	$1,121,911	$18,240,712	$17,853,447	$116,612,496
See Notes to Financial Statements

F-35

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Capital	Core Plus	Discovery	Discovery	Diversified	Diversified	Equity and
	Appreciation	Bond	Mid Cap Growth	Mid Cap Growth	Dividend	Dividend	Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)
Investment income
Dividends	$-	$49,426	$-	$-	$86,663	$106,855	$230,071
Expenses
Mortality and expense risk charge and administrative charges	119,083	17,484	951,694	346,259	55,848	104,137	60,468
Net Investment income (loss)	(119,083)	31,942	(951,694)	(346,259)	30,815	2,718	169,603
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(243,210)	(10,933)	(1,399,309)	(1,066,180)	3,983	45,875	445,193
Realized gain distribution	-	-	-	-	184,454	260,468	196,797
Realized gain (loss)	(243,210)	(10,933)	(1,399,309)	(1,066,180)	188,437	306,343	641,990
Change in net unrealized appreciation
(depreciation) of investments	2,855,461	2,219	17,870,905	6,779,364	300,618	599,005	(356,298)
Net gain (loss) on investments	2,612,251	(8,714)	16,471,596	5,713,184	489,055	905,348	285,692
Net increase (decrease) in net assets
resulting from operations	2,493,168	23,228	15,519,902	5,366,925	519,870	908,066	455,295
Capital transactions:
Transfers of net premiums	59,505	-	305,704	1,630,926	64,835	44,822	14,773
Transfers due to death benefits	(58,855)	(26,753)	(1,001,794)	(329,161)	(35,172)	(62,073)	(102,608)
Transfers due to annuity benefit payments	-	(1,386)	(278,282)	(207)	(13,738)	-	(209)
Transfers due to withdrawal of funds	(2,065,335)	(39,565)	(10,605,709)	(2,879,077)	(390,591)	(2,909,196)	(644,648)
Transfers due to loans, net of repayments	-	-	1,183	-	5,580	-	799
Transfers due to charges for administrative
and insurance costs	(20,299)	-	(266,114)	(14,221)	(7,771)	(6,158)	(3,587)
Transfers due to contingent deferred sales charges	-	(22)	(128)	(3,295)	-	-	(53)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	(1,063)	71,727	27	1,486	-	(1,107)
Transfers between Sub-Accounts
and (to) from General Account	(474,147)	(1)	(4,843,970)	492,318	337	(272,541)	(45,269)
Net increase (decrease) in net assets
resulting from capital transactions	(2,559,131)	(68,790)	(16,617,383)	(1,102,690)	(375,034)	(3,205,146)	(781,909)
Total increase (decrease)	(65,963)	(45,562)	(1,097,481)	4,264,235	144,836	(2,297,080)	(326,614)
NET ASSETS, at beginning of the year	8,701,153	1,344,454	72,492,489	24,635,259	4,424,798	8,547,518	5,382,578
NET ASSETS, at end of the year	$8,635,190	$1,298,892	$71,395,008	$28,899,494	$4,569,634	$6,250,438	$5,055,964

See Notes to Financial Statements

F-36

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Invesco V.I.			Invesco V.I.	Invesco V.I.
	Equity and	Invesco V.I.	Invesco V.I.	Global Strategic	Global Strategic	Invesco V.I.	Invesco V.I.
	Income	Global	Global	Income	Income	Health Care	Health Care
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
Investment income
Dividends	$516	$-	$-	$2,891,997	$1,089,393	$-	$-
Expenses
Mortality and expense risk charge and administrative charges	148	1,556,576	742,797	1,225,366	514,546	100,658	91,081
Net Investment income (loss)	368	(1,556,576)	(742,797)	1,666,631	574,847	(100,658)	(91,081)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(218)	1,180,430	(708,056)	(2,464,396)	(1,168,649)	110,005	113,335
Realized gain distribution	474	7,169,493	3,372,313	-	-	-	-
Realized gain (loss)	256	8,349,923	2,664,257	(2,464,396)	(1,168,649)	110,005	113,335
Change in net unrealized appreciation
(depreciation) of investments	415	10,863,131	5,980,728	2,644,531	1,189,420	329,109	277,945
Net gain (loss) on investments	671	19,213,054	8,644,985	180,135	20,771	439,114	391,280
Net increase (decrease) in net assets
resulting from operations	1,039	17,656,478	7,902,188	1,846,766	595,618	338,456	300,199
Capital transactions:
Transfers of net premiums	-	568,405	1,452,466	466,036	1,107,908	112,012	38,824
Transfers due to death benefits	-	(1,456,332)	(286,058)	(1,971,654)	(472,878)	(23,293)	(67,402)
Transfers due to annuity benefit payments	-	(384,463)	(510)	(326,947)	-	(37,517)	-
Transfers due to withdrawal of funds	(2,278)	(16,086,818)	(9,899,061)	(14,294,394)	(5,642,888)	(1,276,838)	(1,935,678)
Transfers due to loans, net of repayments	-	(8,206)	-	2,011	-	(4,152)	-
Transfers due to charges for administrative
and insurance costs	3	(306,393)	(138,340)	(424,655)	(255,483)	(8,375)	(13,675)
Transfers due to contingent deferred sales charges	-	(717)	(2,192)	(387)	(826)	(175)	-
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	(10,940)	67	119,197	-	(19,466)	-
Transfers between Sub-Accounts
and (to) from General Account	1	(3,880,334)	(1,699,771)	8,174,977	2,464,033	15,436	171,926
Net increase (decrease) in net assets
resulting from capital transactions	(2,274)	(21,565,798)	(10,573,399)	(8,255,816)	(2,800,134)	(1,242,368)	(1,806,005)
Total increase (decrease)	(1,235)	(3,909,320)	(2,671,211)	(6,409,050)	(2,204,516)	(903,912)	(1,505,806)
NET ASSETS, at beginning of the year	13,532	127,106,320	58,095,537	98,973,441	41,784,589	8,279,217	7,445,184
NET ASSETS, at end of the year	$12,297	$123,197,000	$55,424,326	$92,564,391	$39,580,073	$7,375,305	$5,939,378

See Notes to Financial Statements

F-37

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024
							Janus Henderson
					Invesco V.I.		Global
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	U.S. Government	Janus Henderson	Technology and
	Main Street	Main Street	Technology	Technology	Money	Enterprise	Innovation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)
Investment income
Dividends	$-	$-	$-	$-	$266,165	$129	$-
Expenses
Mortality and expense risk charge and administrative charges	361,296	261,824	97,342	110,571	62,872	758	19,441
Net Investment income (loss)	(361,296)	(261,824)	(97,342)	(110,571)	203,293	(629)	(19,441)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,446,922)	(1,706,854)	(866,357)	(2,321,476)	-	43	5,400
Realized gain distribution	3,109,223	2,058,887	337,259	405,939	-	31	-
Realized gain (loss)	1,662,301	352,033	(529,098)	(1,915,537)	-	74	5,400
Change in net unrealized appreciation
(depreciation) of investments	5,064,736	4,051,845	2,946,484	4,386,412	-	(43)	295,750
Net gain (loss) on investments	6,727,037	4,403,878	2,417,386	2,470,875	-	31	301,150
Net increase (decrease) in net assets
resulting from operations	6,365,741	4,142,054	2,320,044	2,360,304	203,293	(598)	281,709
Capital transactions:
Transfers of net premiums	128,747	494,379	127,284	77,611	175,777	277,683	1,879,358
Transfers due to death benefits	(363,253)	(113,234)	(90,841)	(35,722)	(35,866)	-	(16,588)
Transfers due to annuity benefit payments	(26,325)	-	(26,211)	(236)	(12,187)	-	-
Transfers due to withdrawal of funds	(3,156,772)	(3,776,880)	(914,588)	(1,942,180)	(1,284,531)	(505)	(20,581)
Transfers due to loans, net of repayments	(11,330)	-	(573)	-	-	-	-
Transfers due to charges for administrative
and insurance costs	(18,402)	(4,682)	(10,014)	(5,803)	9,482	-	-
Transfers due to contingent deferred sales charges	(297)	-	(109)	-	(90)	(551)	(5,907)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	(5,789)	-	(20,878)	30	(381)	-	-
Transfers between Sub-Accounts
and (to) from General Account	(124,341)	(488,778)	(900,771)	(404,805)	594,988	6,934	223,130
Net increase (decrease) in net assets
resulting from capital transactions	(3,577,762)	(3,889,195)	(1,836,701)	(2,311,105)	(552,808)	283,561	2,059,412
Total increase (decrease)	2,787,979	252,859	483,343	49,199	(349,515)	282,963	2,341,121
NET ASSETS, at beginning of the year	29,488,977	20,291,673	7,811,874	8,322,967	5,990,501	-	703,850
NET ASSETS, at end of the year	$32,276,956	$20,544,532	$8,295,217	$8,372,166	$5,640,986	$282,963	$3,044,971

See Notes to Financial Statements

F-38

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024
		Macquarie				MML	MML
		VIP	Macquarie	MML	MML	American	American
	Janus Henderson	Asset	VIP	Aggressive	Aggressive	Funds	Funds
	Overseas	Strategy	Growth	Allocation	Allocation	Core Allocation	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
				(Initial Class)	(Service Class)
Investment income
Dividends	$405	$179,567	$-	$296,165	$622,052	$10,861,048	$-
Expenses
Mortality and expense risk charge and administrative charges	86	131,458	687	319,880	842,895	8,061,377	3,233,727
Net Investment income (loss)	319	48,109	(687)	(23,715)	(220,843)	2,799,671	(3,233,727)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1	179,352	36	(703,922)	(2,217,142)	(23,050,766)	5,132,369
Realized gain distribution	-	358,750	-	473,898	1,270,211	10,220,870	19,133,221
Realized gain (loss)	1	538,102	36	(230,024)	(946,931)	(12,829,896)	24,265,590
Change in net unrealized appreciation
(depreciation) of investments	(451)	517,509	3,321	3,109,041	8,584,170	72,505,505	44,193,957
Net gain (loss) on investments	(450)	1,055,611	3,357	2,879,017	7,637,239	59,675,609	68,459,547
Net increase (decrease) in net assets
resulting from operations	(131)	1,103,720	2,670	2,855,302	7,416,396	62,475,280	65,225,820
Capital transactions:
Transfers of net premiums	50,603	313,557	210,075	420,474	2,206,304	14,471,569	29,096,660
Transfers due to death benefits	-	(122,370)	-	(223,786)	(503,471)	(4,109,842)	(1,749,039)
Transfers due to annuity benefit payments	-	-	-	-	-	(38,800)	(27,900)
Transfers due to withdrawal of funds	(151)	(2,965,201)	7,762	(3,474,482)	(14,493,390)	(157,533,088)	(35,838,681)
Transfers due to loans, net of repayments	-	-	-	8,996	-	(48,712)	2,974
Transfers due to charges for administrative
and insurance costs	-	2,167	-	(86,049)	(117,724)	(4,793,109)	(368,404)
Transfers due to contingent deferred sales charges	(18)	(1,566)	(368)	(6)	-	(82,874)	(212,565)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	-	-	-	-	6,987	4,003
Transfers between Sub-Accounts
and (to) from General Account	69	(27,775)	17,670	(713,531)	(1,293,235)	627,699	(13,578,285)
Net increase (decrease) in net assets
resulting from capital transactions	50,503	(2,801,188)	235,139	(4,068,384)	(14,201,516)	(151,500,170)	(22,671,237)
Total increase (decrease)	50,372	(1,697,468)	237,809	(1,213,082)	(6,785,120)	(89,024,890)	42,554,583
NET ASSETS, at beginning of the year	-	11,089,050	-	26,625,090	70,495,980	658,413,694	234,932,146
NET ASSETS, at end of the year	$50,372	$9,391,582	$237,809	$25,412,008	$63,710,860	$569,388,804	$277,486,729

See Notes to Financial Statements

F-39

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MML	MML			MML	MML	MML
	Balanced	Balanced	MML	MML	Blue Chip	Blue Chip	Conservative
	Allocation	Allocation	Blend	Blend	Growth	Growth	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
Investment income
Dividends	$1,237,359	$4,897,445	$946,277	$3,200,851	$-	$-	$1,170,447
Expenses
Mortality and expense risk charge and administrative charges	688,635	3,040,581	625,147	2,455,100	610,824	2,246,335	560,163
Net Investment income (loss)	548,724	1,856,864	321,130	745,751	(610,824)	(2,246,335)	610,284
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,490,859)	(8,828,268)	(427,269)	(1,590,587)	1,368,492	3,856,774	(1,463,558)
Realized gain distribution	-	-	472,474	1,821,686	3,633,777	13,955,171	-
Realized gain (loss)	(1,490,859)	(8,828,268)	45,205	231,099	5,002,269	17,811,945	(1,463,558)
Change in net unrealized appreciation
(depreciation) of investments	4,233,386	21,220,999	5,950,619	22,328,450	10,257,791	34,378,010	3,216,705
Net gain (loss) on investments	2,742,527	12,392,731	5,995,824	22,559,549	15,260,060	52,189,955	1,753,147
Net increase (decrease) in net assets
resulting from operations	3,291,251	14,249,595	6,316,954	23,305,300	14,649,236	49,943,620	2,363,431
Capital transactions:
Transfers of net premiums	127,784	6,154,583	222,330	8,549,433	280,752	8,308,752	56,506
Transfers due to death benefits	(623,541)	(3,635,975)	(305,465)	(1,520,842)	(384,357)	(1,695,249)	(1,852,085)
Transfers due to annuity benefit payments	-	(8,314)	(123,382)	-	(118,845)	(701)	(17,693)
Transfers due to withdrawal of funds	(5,816,448)	(47,949,684)	(7,503,997)	(21,771,202)	(8,213,632)	(22,596,775)	(5,485,905)
Transfers due to loans, net of repayments	15,704	-	7,206	-	(1,160)	-	-
Transfers due to charges for administrative
and insurance costs	(398,999)	(1,071,806)	(52,270)	(53,450)	(66,739)	(60,473)	(375,484)
Transfers due to contingent deferred sales charges	-	(33,284)	(690)	(35,100)	(527)	(58,290)	(4)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	899	24,559	-	31,842	91	923
Transfers between Sub-Accounts
and (to) from General Account	358,223	(892,190)	(34,150)	2,069,377	(2,219,169)	(4,104,656)	(227,735)
Net increase (decrease) in net assets
resulting from capital transactions	(6,337,277)	(47,435,771)	(7,765,859)	(12,761,784)	(10,691,835)	(20,207,301)	(7,901,477)
Total increase (decrease)	(3,046,026)	(33,186,176)	(1,448,905)	10,543,516	3,957,401	29,736,319	(5,538,046)
NET ASSETS, at beginning of the year	54,442,079	252,483,566	50,812,477	187,651,135	46,546,333	154,927,161	48,661,190
NET ASSETS, at end of the year	$51,396,053	$219,297,390	$49,363,572	$198,194,651	$50,503,734	$184,663,480	$43,123,144

See Notes to Financial Statements

F-40

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MML	MML					MML
	Conservative	Dynamic	MML	MML	MML	MML	Equity
	Allocation	Bond	Equity	Equity	Equity Income	Equity Income	Index
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)
Investment income
Dividends	$4,619,386	$642,740	$445,563	$1,389,113	$2,173,665	$1,265,065	$332,331
Expenses
Mortality and expense risk charge and administrative charges	2,575,880	154,996	284,342	1,014,976	1,331,678	905,415	425,070
Net Investment income (loss)	2,043,506	487,744	161,221	374,137	841,987	359,650	(92,739)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(9,113,718)	(289,144)	582,632	3,230,091	1,140,614	149,156	1,110,744
Realized gain distribution	-	-	237,308	846,020	7,094,960	4,727,051	1,042,291
Realized gain (loss)	(9,113,718)	(289,144)	819,940	4,076,111	8,235,574	4,876,207	2,153,035
Change in net unrealized appreciation
(depreciation) of investments	17,108,598	(447,469)	2,743,709	8,603,003	1,563,982	1,628,446	4,872,328
Net gain (loss) on investments	7,994,880	(736,613)	3,563,649	12,679,114	9,799,556	6,504,653	7,025,363
Net increase (decrease) in net assets
resulting from operations	10,038,386	(248,869)	3,724,870	13,053,251	10,641,543	6,864,303	6,932,624
Capital transactions:
Transfers of net premiums	1,666,255	1,602,360	170,669	1,938,568	398,473	1,801,851	274,786
Transfers due to death benefits	(2,214,912)	(205,467)	(216,350)	(880,625)	(1,502,443)	(713,898)	(182,619)
Transfers due to annuity benefit payments	(7,343)	-	(76,879)	-	(387,247)	(651)	(185,100)
Transfers due to withdrawal of funds	(42,702,276)	(996,031)	(3,237,247)	(18,693,060)	(14,979,480)	(11,188,343)	(5,312,291)
Transfers due to loans, net of repayments	-	-	7,016	-	6,877	-	8,292
Transfers due to charges for administrative
and insurance costs	(941,689)	-	(40,557)	(241,701)	(374,014)	(313,235)	(12,783)
Transfers due to contingent deferred sales charges	(7,955)	(19,825)	(169)	(6,642)	(228)	(14,660)	(322)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	1,501	-	(29,915)	-	123,917	85	41,496
Transfers between Sub-Accounts
and (to) from General Account	3,969,733	543,468	(114,554)	(721,664)	498,029	(458,038)	(1,071,482)
Net increase (decrease) in net assets
resulting from capital transactions	(40,236,686)	924,505	(3,537,986)	(18,605,124)	(16,216,116)	(10,886,889)	(6,440,023)
Total increase (decrease)	(30,198,300)	675,636	186,884	(5,551,873)	(5,574,573)	(4,022,586)	492,601
NET ASSETS, at beginning of the year	212,410,256	12,459,052	21,776,249	78,993,261	106,753,642	71,229,360	31,813,776
NET ASSETS, at end of the year	$182,211,956	$13,134,688	$21,963,133	$73,441,388	$101,179,069	$67,206,774	$32,306,377

See Notes to Financial Statements

F-41

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MML	MML	MML			MML	MML
	Equity	Equity	Focused	MML	MML	Fundamental	Fundamental
	Index	Rotation	Equity	Foreign	Foreign	Equity	Value
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class I)			(Initial Class)	(Service Class)
Investment income
Dividends	$167,686	$8,456	$168,370	$2,451,328	$259,227	$143,102	$196,319
Expenses
Mortality and expense risk charge and administrative charges	312,290	15,912	270,330	1,042,271	113,620	306,438	298,338
Net Investment income (loss)	(144,604)	(7,456)	(101,960)	1,409,057	145,607	(163,336)	(102,019)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	2,140,458	(57,023)	629,840	(531,554)	79,139	517,022	476,472
Realized gain distribution	770,260	105,807	1,009,999	-	-	2,128,082	1,946,796
Realized gain (loss)	2,910,718	48,784	1,639,839	(531,554)	79,139	2,645,104	2,423,268
Change in net unrealized appreciation
(depreciation) of investments	2,411,435	25,623	263,159	1,143,946	(24,523)	2,176,759	682,447
Net gain (loss) on investments	5,322,153	74,407	1,902,998	612,392	54,616	4,821,863	3,105,715
Net increase (decrease) in net assets
resulting from operations	5,177,549	66,951	1,801,038	2,021,449	200,223	4,658,527	3,003,696
Capital transactions:
Transfers of net premiums	96,453	52,378	640,097	277,396	223,707	1,737,620	1,494,139
Transfers due to death benefits	(469,738)	(9,099)	(88,470)	(1,105,414)	(125,328)	(173,087)	(121,975)
Transfers due to annuity benefit payments	-	-	-	(347,487)	-	(11,678)	-
Transfers due to withdrawal of funds	(9,371,185)	(296,004)	(2,859,078)	(11,527,749)	(1,313,481)	(3,041,638)	(3,434,350)
Transfers due to loans, net of repayments	-	-	-	2,735	-	-	-
Transfers due to charges for administrative
and insurance costs	(88,562)	-	356	(357,049)	(68,776)	(554)	290
Transfers due to contingent deferred sales charges	-	(2,991)	(5,603)	(56)	(2,368)	(8,105)	(13,906)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	-	-	109,480	-	2,497	-
Transfers between Sub-Accounts
and (to) from General Account	(1,164,372)	14,282	(1,128,431)	5,746,731	506,008	467,047	1,303,127
Net increase (decrease) in net assets
resulting from capital transactions	(10,997,404)	(241,434)	(3,441,129)	(7,201,413)	(780,238)	(1,027,898)	(772,675)
Total increase (decrease)	(5,819,855)	(174,483)	(1,640,091)	(5,179,964)	(580,015)	3,630,629	2,231,021
NET ASSETS, at beginning of the year	27,437,454	1,683,451	21,905,606	82,526,337	9,248,287	21,435,172	21,398,547
NET ASSETS, at end of the year	$21,617,599	$1,508,968	$20,265,515	$77,346,373	$8,668,272	$25,065,801	$23,629,568

See Notes to Financial Statements

F-42

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

				MML	MML		MML
	MML	MML	MML	Growth	Growth	MML	Income
	Global	Global	Global	Allocation	Allocation	High Yield	& Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class I)	(Class II)	(Service Class I)	(Initial Class)	(Service Class)		(Initial Class)
Investment income
Dividends	$49,782	$36,803	$186,976	$4,507,209	$8,017,302	$2,365,475	$437,556
Expenses
Mortality and expense risk charge and administrative charges	55,272	50,991	263,242	3,731,404	7,407,008	499,810	249,557
Net Investment income (loss)	(5,490)	(14,188)	(76,266)	775,805	610,294	1,865,665	187,999
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,071,500)	(1,291,205)	(3,387,000)	(7,961,038)	(21,076,541)	(673,784)	83,290
Realized gain distribution	249,598	185,748	1,170,025	179,523	377,876	-	2,741,399
Realized gain (loss)	(821,902)	(1,105,457)	(2,216,975)	(7,781,515)	(20,698,665)	(673,784)	2,824,689
Change in net unrealized appreciation
(depreciation) of investments	1,042,886	1,293,752	3,184,396	33,193,369	73,007,003	1,759,656	(364,344)
Net gain (loss) on investments	220,984	188,295	967,421	25,411,854	52,308,338	1,085,872	2,460,345
Net increase (decrease) in net assets
resulting from operations	215,494	174,107	891,155	26,187,659	52,918,632	2,951,537	2,648,344
Capital transactions:
Transfers of net premiums	11,788	38,751	605,558	790,641	10,483,451	1,708,308	138,188
Transfers due to death benefits	(21,626)	(33,741)	(108,607)	(2,076,088)	(3,063,116)	(375,820)	(192,044)
Transfers due to annuity benefit payments	(41,338)	(34)	-	-	-	(548)	(104,141)
Transfers due to withdrawal of funds	(427,355)	(701,403)	(2,687,366)	(27,427,148)	(80,798,611)	(5,514,663)	(2,256,434)
Transfers due to loans, net of repayments	-	6,634	-	(670)	-	2,525	(4,901)
Transfers due to charges for administrative
and insurance costs	(19,427)	-	(54,429)	(4,010,419)	(6,197,391)	1,926	(29,183)
Transfers due to contingent deferred sales charges	-	(100)	(7,759)	(256)	(99,253)	(6,436)	(365)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	5,544	9	-	-	-	268	27,378
Transfers between Sub-Accounts
and (to) from General Account	205,012	17,522	260,173	(299,701)	(6,995,829)	2,011,215	(154,123)
Net increase (decrease) in net assets
resulting from capital transactions	(287,402)	(672,362)	(1,992,430)	(33,023,641)	(86,670,749)	(2,173,225)	(2,575,625)
Total increase (decrease)	(71,908)	(498,255)	(1,101,275)	(6,835,982)	(33,752,117)	778,312	72,719
NET ASSETS, at beginning of the year	4,644,062	4,141,451	21,339,873	285,644,226	604,769,485	39,426,819	20,337,081
NET ASSETS, at end of the year	$4,572,154	$3,643,196	$20,238,598	$278,808,244	$571,017,368	$40,205,131	$20,409,800
See Notes to Financial Statements

F-43

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024
		MML	MML
	MML	Inflation-	Inflation-	MML	MML	MML	MML
	Income	Protected	Protected	International	iShares® 60/40	iShares® 80/20	Large Cap
	& Growth	and Income	and Income	Equity	Allocation	Allocation	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)				(Initial Class)
Investment income
Dividends	$560,601	$3,795,323	$1,708,253	$139,788	$414,982	$873,734	$-
Expenses
Mortality and expense risk charge and administrative charges	370,840	1,107,039	514,946	122,685	232,394	649,001	181,869
Net Investment income (loss)	189,761	2,688,284	1,193,307	17,103	182,588	224,733	(181,869)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	294,417	(3,085,049)	(1,690,118)	107,524	53,830	220,501	904,422
Realized gain distribution	3,938,839	-	-	-	71,114	250,961	1,265,945
Realized gain (loss)	4,233,256	(3,085,049)	(1,690,118)	107,524	124,944	471,462	2,170,367
Change in net unrealized appreciation
(depreciation) of investments	(825,344)	1,632,701	1,018,065	(168,491)	1,069,472	4,727,190	2,658,768
Net gain (loss) on investments	3,407,912	(1,452,348)	(672,053)	(60,967)	1,194,416	5,198,652	4,829,135
Net increase (decrease) in net assets
resulting from operations	3,597,673	1,235,936	521,254	(43,864)	1,377,004	5,423,385	4,647,266
Capital transactions:
Transfers of net premiums	1,285,078	398,744	3,605,682	803,285	10,877,636	21,811,185	117,118
Transfers due to death benefits	(361,053)	(1,867,680)	(424,082)	(84,724)	(802)	-	(400,335)
Transfers due to annuity benefit payments	-	(319,440)	(473)	-	-	-	(13,074)
Transfers due to withdrawal of funds	(3,694,756)	(13,884,070)	(5,430,496)	(947,998)	(165,771)	(367,519)	(1,744,847)
Transfers due to loans, net of repayments	-	2,314	-	-	-	-	3,506
Transfers due to charges for administrative
and insurance costs	(15,800)	(354,160)	(132,281)	309	-	-	(12,045)
Transfers due to contingent deferred sales charges	(10,046)	(7)	(50,857)	(5,076)	(191,110)	(637,441)	(194)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	123,329	62	-	-	-	4,237
Transfers between Sub-Accounts
and (to) from General Account	187,979	9,503,442	1,834,005	247,463	250,016	21,511	(265,640)
Net increase (decrease) in net assets
resulting from capital transactions	(2,608,598)	(6,397,528)	(598,440)	13,259	10,769,969	20,827,736	(2,311,274)
Total increase (decrease)	989,075	(5,161,592)	(77,186)	(30,605)	12,146,973	26,251,121	2,335,992
NET ASSETS, at beginning of the year	28,235,679	86,114,635	40,118,864	9,683,383	12,501,315	37,951,462	15,238,937
NET ASSETS, at end of the year	$29,224,754	$80,953,043	$40,041,678	$9,652,778	$24,648,288	$64,202,583	$17,574,929

See Notes to Financial Statements

F-44

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MML	MML	MML	MML	MML
	Large Cap	Managed	Managed	Managed	Managed	MML	MML
	Growth	Bond	Bond	Volatility	Volatility	Mid Cap Growth	Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$-	$3,277,829	$6,737,267	$380,137	$58,617	$-	$-
Expenses
Mortality and expense risk charge and administrative charges	444,576	899,978	2,000,023	828,614	224,199	713,365	1,086,761
Net Investment income (loss)	(444,576)	2,377,851	4,737,244	(448,477)	(165,582)	(713,365)	(1,086,761)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,866,320	(2,044,848)	(5,075,079)	725,646	340,998	(3,943,181)	(8,055,692)
Realized gain distribution	2,929,260	-	-	2,012,675	554,551	3,276,425	5,152,695
Realized gain (loss)	4,795,580	(2,044,848)	(5,075,079)	2,738,321	895,549	(666,756)	(2,902,997)
Change in net unrealized appreciation
(depreciation) of investments	5,351,531	1,561,343	3,885,139	5,770,961	1,436,414	7,135,348	11,770,539
Net gain (loss) on investments	10,147,111	(483,505)	(1,189,940)	8,509,282	2,331,963	6,468,592	8,867,542
Net increase (decrease) in net assets
resulting from operations	9,702,535	1,894,346	3,547,304	8,060,805	2,166,381	5,755,227	7,780,781
Capital transactions:
Transfers of net premiums	4,113,761	392,637	9,116,388	242,498	414,745	416,622	1,713,195
Transfers due to death benefits	(90,929)	(1,703,357)	(1,233,606)	(935,187)	(264,907)	(658,814)	(377,916)
Transfers due to annuity benefit payments	-	(258,085)	(580)	(252,823)	-	(170,953)	-
Transfers due to withdrawal of funds	(4,019,536)	(10,880,594)	(36,003,878)	(9,538,281)	(3,263,844)	(7,615,525)	(14,797,071)
Transfers due to loans, net of repayments	-	579	-	1,039	-	12,611	-
Transfers due to charges for administrative
and insurance costs	(10,633)	(240,250)	(678,503)	(299,790)	(79,668)	(67,057)	(139,476)
Transfers due to contingent deferred sales charges	(22,866)	(108)	(73,825)	(286)	-	(1,221)	(23,280)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	106,185	76	61,742	-	7,053	-
Transfers between Sub-Accounts
and (to) from General Account	1,424,198	5,282,433	13,523,655	2,668,634	349,451	(710,344)	(1,007,263)
Net increase (decrease) in net assets
resulting from capital transactions	1,393,995	(7,300,560)	(15,350,273)	(8,052,454)	(2,844,223)	(8,787,628)	(14,631,811)
Total increase (decrease)	11,096,530	(5,406,214)	(11,802,969)	8,351	(677,842)	(3,032,401)	(6,851,030)
NET ASSETS, at beginning of the year	28,781,766	73,150,962	163,963,276	61,463,479	17,363,284	61,848,174	87,758,884
NET ASSETS, at end of the year	$39,878,296	$67,744,748	$152,160,307	$61,471,830	$16,685,442	$58,815,773	$80,907,854

See Notes to Financial Statements

F-45

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

			MML	MML	MML	MML	MML
	MML	MML	Moderate	Moderate	Short-Duration	Small Cap	Small Cap
	Mid Cap Value	Mid Cap Value	Allocation	Allocation	Bond	Equity	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)
Investment income
Dividends	$1,736,471	$723,877	$3,315,640	$16,257,753	$1,030,942	$-	$-
Expenses
Mortality and expense risk charge and administrative charges	1,199,745	574,310	1,973,419	11,452,769	364,400	254,367	320,548
Net Investment income (loss)	536,726	149,567	1,342,221	4,804,984	666,542	(254,367)	(320,548)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(4,096,898)	(2,188,815)	(5,000,704)	(45,739,529)	(607,261)	765,405	1,158,490
Realized gain distribution	3,523,603	1,708,517	-	-	-	1,371,578	1,645,371
Realized gain (loss)	(573,295)	(480,298)	(5,000,704)	(45,739,529)	(607,261)	2,136,983	2,803,861
Change in net unrealized appreciation
(depreciation) of investments	6,941,132	3,415,397	15,184,380	105,065,762	1,284,467	577,475	246,744
Net gain (loss) on investments	6,367,837	2,935,099	10,183,676	59,326,233	677,206	2,714,458	3,050,605
Net increase (decrease) in net assets
resulting from operations	6,904,563	3,084,666	11,525,897	64,131,217	1,343,748	2,460,091	2,730,057
Capital transactions:
Transfers of net premiums	503,486	1,495,902	1,233,737	10,584,329	3,055,784	107,507	1,711,041
Transfers due to death benefits	(1,611,119)	(238,527)	(1,878,820)	(6,385,685)	(137,435)	(167,250)	(130,302)
Transfers due to annuity benefit payments	(345,976)	-	(1,889)	(9,795)	(452)	(32,848)	-
Transfers due to withdrawal of funds	(13,734,374)	(6,894,221)	(18,527,486)	(210,056,910)	(7,564,273)	(2,987,862)	(4,032,139)
Transfers due to loans, net of repayments	7,498	-	18,707	-	-	1,630	-
Transfers due to charges for administrative
and insurance costs	(309,666)	(96,292)	(1,785,617)	(5,519,978)	(1,071)	(23,261)	(32,289)
Transfers due to contingent deferred sales charges	(1,657)	(10,945)	(6)	(44,016)	(23,718)	(396)	(4,059)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	74,353	-	(1,363)	763	204	8,261	-
Transfers between Sub-Accounts
and (to) from General Account	1,980,291	526,987	646,392	(6,104,310)	1,251,238	1,097	(474,005)
Net increase (decrease) in net assets
resulting from capital transactions	(13,437,164)	(5,217,096)	(20,296,345)	(217,535,602)	(3,419,723)	(3,093,122)	(2,961,753)
Total increase (decrease)	(6,532,601)	(2,132,430)	(8,770,448)	(153,404,385)	(2,075,975)	(633,031)	(231,696)
NET ASSETS, at beginning of the year	97,900,075	46,054,106	159,162,925	956,025,249	30,357,722	22,205,417	25,292,942
NET ASSETS, at end of the year	$91,367,474	$43,921,676	$150,392,477	$802,620,864	$28,281,747	$21,572,386	$25,061,246

See Notes to Financial Statements

F-46

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024
						MML
	MML	MML	MML	MML	MML	Strategic	MML
	Small Cap	Small Cap	Small	Small/Mid Cap	Small/Mid Cap	Emerging	Sustainable
	Growth Equity	Growth Equity	Company Value	Value	Value	Markets	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)		(Initial Class)
Investment income
Dividends	$28,790	$-	$249,138	$599,734	$142,329	$45,030	$606,420
Expenses
Mortality and expense risk charge and administrative charges	809,652	294,097	285,387	899,485	298,852	130,389	662,477
Net Investment income (loss)	(780,862)	(294,097)	(36,249)	(299,751)	(156,523)	(85,359)	(56,057)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(2,187,418)	(1,812,925)	(3,076,684)	235,206	(513,815)	(2,986,499)	3,796,273
Realized gain distribution	-	-	-	4,544,584	1,522,186	-	2,902,034
Realized gain (loss)	(2,187,418)	(1,812,925)	(3,076,684)	4,779,790	1,008,371	(2,986,499)	6,698,307
Change in net unrealized appreciation
(depreciation) of investments	8,435,864	4,050,627	4,338,881	1,680,298	1,108,376	2,811,875	3,853,390
Net gain (loss) on investments	6,248,446	2,237,702	1,262,197	6,460,088	2,116,747	(174,624)	10,551,697
Net increase (decrease) in net assets
resulting from operations	5,467,584	1,943,605	1,225,948	6,160,337	1,960,224	(259,983)	10,495,640
Capital transactions:
Transfers of net premiums	1,072,961	496,590	529,518	335,312	847,143	652,279	324,273
Transfers due to death benefits	(783,211)	(91,478)	(100,772)	(1,058,032)	(390,799)	(131,912)	(840,578)
Transfers due to annuity benefit payments	(256,326)	-	-	(294,972)	-	-	(54,387)
Transfers due to withdrawal of funds	(8,649,766)	(2,749,162)	(4,201,999)	(10,302,784)	(3,563,305)	(2,211,933)	(8,801,197)
Transfers due to loans, net of repayments	(7,584)	-	2,629	(4,614)	-	(388)	(5,250)
Transfers due to charges for administrative
and insurance costs	(250,963)	(43,174)	(19,353)	(259,664)	(67,328)	(24,502)	(58,109)
Transfers due to contingent deferred sales charges	(15,451)	-	(2,635)	(7)	(5,898)	(3,516)	(283)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	43,684	-	-	59,520	-	-	26,581
Transfers between Sub-Accounts
and (to) from General Account	(29,574)	(152,349)	(481,782)	(700,338)	(829,458)	551,937	(1,600,195)
Net increase (decrease) in net assets
resulting from capital transactions	(8,876,230)	(2,539,573)	(4,274,394)	(12,225,579)	(4,009,645)	(1,168,035)	(11,009,145)
Total increase (decrease)	(3,408,646)	(595,968)	(3,048,446)	(6,065,242)	(2,049,421)	(1,428,018)	(513,505)
NET ASSETS, at beginning of the year	64,463,437	23,420,809	24,402,246	74,277,443	24,597,903	11,198,336	59,757,622
NET ASSETS, at end of the year	$61,054,791	$22,824,841	$21,353,800	$68,212,201	$22,548,482	$9,770,318	$59,244,117

See Notes to Financial Statements

F-47

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024
				PIMCO		Vest	VY®
	MML		MML U.S.	Commodity		US Large Cap	CBRE
	Sustainable	MML Total	Government	RealReturn®	PIMCO	10% Buffer	Global
	Equity	Return Bond	Money Market	Strategy	Income	Strategies V.I.	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)
Investment income
Dividends	$401,276	$1,394,388	$5,311,604	$128,854	$143,833	$-	$236,950
Expenses
Mortality and expense risk charge and administrative charges	658,185	472,478	1,391,579	81,272	32,692	17,969	103,697
Net Investment income (loss)	(256,909)	921,910	3,920,025	47,582	111,141	(17,969)	133,253
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(719,047)	(1,037,723)	89	(623,657)	1,055	42,318	(246,419)
Realized gain distribution	2,489,487	-	-	-	-	60,169	-
Realized gain (loss)	1,770,440	(1,037,723)	89	(623,657)	1,055	102,487	(246,419)
Change in net unrealized appreciation
(depreciation) of investments	7,096,884	(249,154)	(89)	761,920	(23,496)	22,079	39,800
Net gain (loss) on investments	8,867,324	(1,286,877)	-	138,263	(22,441)	124,566	(206,619)
Net increase (decrease) in net assets
resulting from operations	8,610,415	(364,967)	3,920,025	185,845	88,700	106,597	(73,366)
Capital transactions:
Transfers of net premiums	330,412	5,459,290	4,872,393	109,044	801,748	4,392,977	74,172
Transfers due to death benefits	(367,869)	(135,883)	(1,718,201)	(50,604)	(753)	-	(105,590)
Transfers due to annuity benefit payments	-	-	(65,050)	(17,792)	-	-	(41,142)
Transfers due to withdrawal of funds	(6,624,418)	(4,099,353)	(36,127,051)	(1,230,003)	(24,635)	(78,201)	(1,429,595)
Transfers due to loans, net of repayments	-	(2,109)	13,629	(739)	-	-	(39)
Transfers due to charges for administrative
and insurance costs	(33,624)	3,340	(163,856)	(35,801)	-	-	(41,318)
Transfers due to contingent deferred sales charges	(1,594)	(39,266)	(18,264)	(2)	(12,298)	(6,528)	(12)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	-	11,101	4,807	-	-	10,460
Transfers between Sub-Accounts
and (to) from General Account	(1,262,481)	2,441,278	22,322,039	(9,486)	179,357	(66,734)	122,606
Net increase (decrease) in net assets
resulting from capital transactions	(7,959,574)	3,627,297	(10,873,260)	(1,230,576)	943,419	4,241,514	(1,410,458)
Total increase (decrease)	650,841	3,262,330	(6,953,235)	(1,044,731)	1,032,119	4,348,111	(1,483,824)
NET ASSETS, at beginning of the year	50,481,335	36,326,170	116,713,676	6,856,177	2,114,179	488,039	9,161,323
NET ASSETS, at end of the year	$51,132,176	$39,588,500	$109,760,441	$5,811,446	$3,146,298	$4,836,150	$7,677,499

See Notes to Financial Statements

F-48

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For The Year Ended December 31, 2023
	BlackRock	Cboe Vest	Delaware
	60/40 Target	US Large Cap	Ivy VIP	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	Allocation	10% Buffer	Asset	VIP	VIP	VIP	VIP
	ETF V.I.	Strategies V.I.	Strategy	Contrafund®	Contrafund®	Health Care	Overseas
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
			(Class II)	(Initial Class)	(Service Class 2)
Investment income
Dividends	$335,506	$-	$228,800	$835,624	$549,089	$-	$1,156
Expenses
Mortality and expense risk charge and administrative charges	177,425	2,670	140,298	2,212,449	2,696,527	8,990	558
Net Investment income (loss)	158,081	(2,670)	88,502	(1,376,825)	(2,147,438)	(8,990)	598
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	28,252	280	(63,290)	9,383,835	7,157,514	(919)	12
Realized gain distribution	-	3,828	-	6,224,310	7,795,141	-	387
Realized gain (loss)	28,252	4,108	(63,290)	15,608,145	14,952,655	(919)	399
Change in net unrealized appreciation
(depreciation) of investments	2,154,128	29,545	1,254,431	35,467,457	45,038,983	39,550	9,356
Net gain (loss) on investments	2,182,380	33,653	1,191,141	51,075,602	59,991,638	38,631	9,755
Net increase (decrease) in net assets
resulting from operations	2,340,461	30,983	1,279,643	49,698,777	57,844,200	29,641	10,353
Capital transactions:
Transfers of net premiums	800,851	462,023	217,872	1,174,846	8,454,485	472,009	143,726
Transfers due to death benefits	-	-	(88,514)	(3,055,994)	(2,102,699)	-	-
Transfers due to annuity benefit payments	-	-	-	(669,373)	(420)	-	-
Transfers due to withdrawal of funds	(1,014,571)	(64)	(1,273,906)	(19,495,263)	(24,133,091)	(4,311)	14
Transfers due to loans, net of repayments	-	-	-	8,526	-	-	-
Transfers due to cost of insurance	-	-	2,226	(495,944)	(187,266)	-	-
Transfers due to contingent deferred sales charges	-	(2,803)	(1,423)	(1,051)	(23,129)	(3,616)	(231)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	1	-	-	280,386	47	-	-
Transfers between Sub-Accounts
and (to) from General Account	271,554	(2,100)	79,010	(8,337,453)	(133,028)	128,847	134
Net increase (decrease) in net assets
resulting from capital transactions	57,835	457,056	(1,064,735)	(30,591,320)	(18,125,101)	592,929	143,643
Total increase (decrease)	2,398,296	488,039	214,908	19,107,457	39,719,099	622,570	153,996
NET ASSETS, at beginning of the year	16,425,190	-	10,874,142	168,304,213	191,667,565	447,027	-
NET ASSETS, at end of the year	$18,823,486	$488,039	$11,089,050	$187,411,670	$231,386,664	$1,069,597	$153,996

See Notes to Financial Statements

F-49

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023
		Fidelity®	Invesco	Invesco
	Fidelity®	VIP	Oppenheimer V.I.	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	VIP	Strategic	International	International	Capital	Capital	Conservative
	Real Estate	Income	Growth	Growth	Appreciation	Appreciation	Balanced
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
			(Series I)	(Series II)	(Series I)	(Series II)	(Series I)
Investment income
Dividends	$9,941	$29,195	$120,451	$59,351	$-	$-	$99,964
Expenses
Mortality and expense risk charge and administrative charges	3,738	4,792	245,846	245,724	1,387,182	107,541	60,978
Net Investment income (loss)	6,203	24,403	(125,395)	(186,373)	(1,387,182)	(107,541)	38,986
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(4,851)	(1,421)	(784,661)	(772,395)	(7,981,198)	(776,244)	176,483
Realized gain distribution	6,570	-	-	-	-	-	-
Realized gain (loss)	1,719	(1,421)	(784,661)	(772,395)	(7,981,198)	(776,244)	176,483
Change in net unrealized appreciation
(depreciation) of investments	37,122	14,746	4,663,626	4,400,291	42,395,373	3,214,244	355,762
Net gain (loss) on investments	38,841	13,325	3,878,965	3,627,896	34,414,175	2,438,000	532,245
Net increase (decrease) in net assets
resulting from operations	45,044	37,728	3,753,570	3,441,523	33,026,993	2,330,459	571,231
Capital transactions:
Transfers of net premiums	309,371	447,616	138,678	438,460	443,192	45,984	19,942
Transfers due to death benefits	-	-	(281,029)	(118,269)	(1,567,789)	(8,939)	(71,229)
Transfers due to annuity benefit payments	-	-	(65,687)	-	(306,035)	-	(3,954)
Transfers due to withdrawal of funds	(164)	(1,320)	(1,713,790)	(2,454,765)	(12,575,713)	(1,581,762)	(427,251)
Transfers due to loans, net of repayments	-	-	(2,142)	-	2,590	-	(198)
Transfers due to cost of insurance	-	-	(90,086)	(86,728)	(394,624)	(19,385)	(3,947)
Transfers due to contingent deferred sales charges	(1,415)	(3,091)	(226)	(1,725)	(428)	-	(48)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	-	(10,576)	-	48,123	-	(41)
Transfers between Sub-Accounts
and (to) from General Account	26,311	16,677	(813,155)	266,281	(5,865,461)	528,927	(40,404)
Net increase (decrease) in net assets
resulting from capital transactions	334,103	459,882	(2,838,013)	(1,956,746)	(20,216,145)	(1,035,175)	(527,130)
Total increase (decrease)	379,147	497,610	915,557	1,484,777	12,810,848	1,295,284	44,101
NET ASSETS, at beginning of the year	152,225	201,143	20,298,479	18,848,749	103,556,439	7,405,869	5,338,477
NET ASSETS, at end of the year	$531,372	$698,753	$21,214,036	$20,333,526	$116,367,287	$8,701,153	$5,382,578

See Notes to Financial Statements

F-50

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Conservative	Core Plus	Discovery	Discovery	Diversified	Diversified	Invesco V.I.
	Balanced	Bond	Mid Cap Growth	Mid Cap Growth	Dividend	Dividend	Global
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)
Investment income
Dividends	$226	$35,956	$-	$-	$84,978	$149,624	$268,590
Expenses
Mortality and expense risk charge and administrative charges	427	17,964	903,052	296,622	51,440	115,769	1,481,253
Net Investment income (loss)	(201)	17,992	(903,052)	(296,622)	33,538	33,855	(1,212,663)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	6,203	(23,359)	(3,637,913)	(1,529,651)	(37,127)	(185,296)	(2,473,795)
Realized gain distribution	-	-	-	-	349,966	710,680	13,582,538
Realized gain (loss)	6,203	(23,359)	(3,637,913)	(1,529,651)	312,839	525,384	11,108,743
Change in net unrealized appreciation
(depreciation) of investments	(2,647)	67,752	12,553,712	4,377,718	(28,749)	29,459	24,990,251
Net gain (loss) on investments	3,556	44,393	8,915,799	2,848,067	284,090	554,843	36,098,994
Net increase (decrease) in net assets
resulting from operations	3,355	62,385	8,012,747	2,551,445	317,628	588,698	34,886,331
Capital transactions:
Transfers of net premiums	-	-	352,755	1,338,725	96,817	43,096	666,762
Transfers due to death benefits	-	(81,383)	(757,126)	(167,654)	(21,388)	(79,886)	(2,044,181)
Transfers due to annuity benefit payments	-	(41)	(234,329)	(178)	(11,720)	-	(335,775)
Transfers due to withdrawal of funds	(35,253)	(55,589)	(8,193,830)	(1,867,419)	(589,720)	(1,326,971)	(12,759,321)
Transfers due to loans, net of repayments	-	-	(5,385)	-	(16,297)	-	3,383
Transfers due to cost of insurance	3	-	(271,343)	(13,289)	(8,102)	(5,359)	(336,764)
Transfers due to contingent deferred sales charges	-	(26)	(123)	(1,596)	-	-	(630)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	8	39,977	20	3,125	-	74,573
Transfers between Sub-Accounts
and (to) from General Account	-	(673)	4,233,963	(51,089)	50,754	(161,766)	(8,971,801)
Net increase (decrease) in net assets
resulting from capital transactions	(35,250)	(137,704)	(4,835,441)	(762,480)	(496,531)	(1,530,886)	(23,703,754)
Total increase (decrease)	(31,895)	(75,319)	3,177,306	1,788,965	(178,903)	(942,188)	11,182,577
NET ASSETS, at beginning of the year	45,427	1,419,773	69,315,183	22,846,294	4,603,701	9,489,706	115,923,743
NET ASSETS, at end of the year	$13,532	$1,344,454	$72,492,489	$24,635,259	$4,424,798	$8,547,518	$127,106,320
See Notes to Financial Statements

F-51

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

		Invesco V.I.	Invesco V.I.
	Invesco V.I.	Global Strategic	Global Strategic	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Global	Income	Income	Health Care	Health Care	Main Street	Main Street
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
Investment income
Dividends	$-	$-	$-	$-	$-	$234,871	$97,444
Expenses
Mortality and expense risk charge and administrative charges	696,119	1,285,152	526,924	98,319	99,377	317,149	246,848
Net Investment income (loss)	(696,119)	(1,285,152)	(526,924)	(98,319)	(99,377)	(82,278)	(149,404)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(2,245,671)	(4,744,220)	(1,341,756)	(136,822)	(179,822)	(2,056,271)	(2,281,032)
Realized gain distribution	6,377,757	-	-	-	-	1,909,803	1,391,303
Realized gain (loss)	4,132,086	(4,744,220)	(1,341,756)	(136,822)	(179,822)	(146,468)	(889,729)
Change in net unrealized appreciation
(depreciation) of investments	12,009,906	13,299,904	4,802,945	373,053	369,508	5,838,277	4,886,764
Net gain (loss) on investments	16,141,992	8,555,684	3,461,189	236,231	189,686	5,691,809	3,997,035
Net increase (decrease) in net assets
resulting from operations	15,445,873	7,270,532	2,934,265	137,912	90,309	5,609,531	3,847,631
Capital transactions:
Transfers of net premiums	1,329,874	559,455	383,955	97,305	68,282	90,002	306,678
Transfers due to death benefits	(522,398)	(1,884,936)	(388,601)	(123,644)	(3,378)	(532,640)	(130,778)
Transfers due to annuity benefit payments	(425)	(307,538)	-	(34,070)	-	(24,014)	-
Transfers due to withdrawal of funds	(6,971,294)	(11,686,565)	(4,156,207)	(858,716)	(1,165,229)	(2,009,811)	(2,241,866)
Transfers due to loans, net of repayments	-	2,938	-	881	-	2,652	-
Transfers due to cost of insurance	(148,852)	(456,364)	(275,400)	(8,435)	(12,585)	(17,400)	(3,424)
Transfers due to contingent deferred sales charges	(793)	(446)	(10)	(169)	-	(289)	-
Transfers due to net charge (credit) to
annuitant mortality fluctuation	48	79,489	-	10,043	-	4,755	-
Transfers between Sub-Accounts
and (to) from General Account	(464,009)	(220,446)	378,468	64,995	(176,546)	(495,649)	(445,896)
Net increase (decrease) in net assets
resulting from capital transactions	(6,777,849)	(13,914,413)	(4,057,795)	(851,810)	(1,289,456)	(2,982,394)	(2,515,286)
Total increase (decrease)	8,668,024	(6,643,881)	(1,123,530)	(713,898)	(1,199,147)	2,627,137	1,332,345
NET ASSETS, at beginning of the year	49,427,513	105,617,322	42,908,119	8,993,115	8,644,331	26,861,840	18,959,328
NET ASSETS, at end of the year	$58,095,537	$98,973,441	$41,784,589	$8,279,217	$7,445,184	$29,488,977	$20,291,673

See Notes to Financial Statements

F-52

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023
				Janus Henderson			MML
			Invesco V.I.	Global	MML	MML	American
	Invesco V.I.	Invesco V.I.	U.S. Government	Technology and	Aggressive	Aggressive	Funds
	Technology	Technology	Money	Innovation	Allocation	Allocation	Core Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)			(Initial Class)	(Service Class)
Investment income
Dividends	$-	$-	$271,935	$-	$763,010	$1,792,157	$25,340,067
Expenses
Mortality and expense risk charge and administrative charges	76,297	94,348	66,588	5,526	316,616	841,692	8,702,428
Net Investment income (loss)	(76,297)	(94,348)	205,347	(5,526)	446,394	950,465	16,637,639
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(637,555)	(1,339,567)	-	(8,855)	(1,147,266)	(2,332,809)	(23,357,096)
Realized gain distribution	-	-	-	-	3,141,376	8,191,454	74,634,687
Realized gain (loss)	(637,555)	(1,339,567)	-	(8,855)	1,994,110	5,858,645	51,277,591
Change in net unrealized appreciation
(depreciation) of investments	3,108,300	4,124,012	-	181,473	1,654,005	3,732,575	12,762,460
Net gain (loss) on investments	2,470,745	2,784,445	-	172,618	3,648,115	9,591,220	64,040,051
Net increase (decrease) in net assets
resulting from operations	2,394,448	2,690,097	205,347	167,092	4,094,509	10,541,685	80,677,690
Capital transactions:
Transfers of net premiums	143,423	78,544	95,018	254,391	476,691	2,080,469	5,600,402
Transfers due to death benefits	(122,159)	(7,767)	(619,039)	-	(4,254)	(166,364)	(4,527,322)
Transfers due to annuity benefit payments	(20,110)	(180)	(7,924)	-	-	-	(35,172)
Transfers due to withdrawal of funds	(659,704)	(1,197,588)	(1,400,368)	234	(4,208,351)	(10,415,598)	(111,881,308)
Transfers due to loans, net of repayments	(3)	-	-	-	(4,371)	-	24,688
Transfers due to cost of insurance	(8,326)	(3,940)	25,644	-	(93,219)	(100,400)	(5,341,754)
Transfers due to contingent deferred sales charges	(91)	-	(147)	(2,531)	(5)	-	(48,238)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	7,921	21	1,835	-	-	-	7,291
Transfers between Sub-Accounts
and (to) from General Account	662,106	252,018	988,284	39,935	(89,482)	78,342	1,126,139
Net increase (decrease) in net assets
resulting from capital transactions	3,057	(878,892)	(916,697)	292,029	(3,922,991)	(8,523,551)	(115,075,274)
Total increase (decrease)	2,397,505	1,811,205	(711,350)	459,121	171,518	2,018,134	(34,397,584)
NET ASSETS, at beginning of the year	5,414,369	6,511,762	6,701,851	244,729	26,453,572	68,477,846	692,811,278
NET ASSETS, at end of the year	$7,811,874	$8,322,967	$5,990,501	$703,850	$26,625,090	$70,495,980	$658,413,694

See Notes to Financial Statements

F-53

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	MML
	American	MML	MML			MML	MML
	Funds	Balanced	Balanced	MML	MML	Blue Chip	Blue Chip
	Growth	Allocation	Allocation	Blend	Blend	Growth	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$3,043,123	$1,744,712	$7,467,948	$855,642	$2,598,291	$-	$-
Expenses
Mortality and expense risk charge and administrative charges	2,675,950	722,922	3,286,951	616,663	2,253,778	523,403	1,767,054
Net Investment income (loss)	367,173	1,021,790	4,180,997	238,979	344,513	(523,403)	(1,767,054)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(3,176,254)	(2,062,745)	(10,064,997)	(2,002,744)	(4,757,525)	(1,931,615)	(8,800,208)
Realized gain distribution	32,471,054	4,484,866	21,140,489	-	-	-	-
Realized gain (loss)	29,294,800	2,422,121	11,075,492	(2,002,744)	(4,757,525)	(1,931,615)	(8,800,208)
Change in net unrealized appreciation
(depreciation) of investments	35,768,361	2,406,622	11,117,082	9,377,779	30,809,868	19,199,647	63,361,099
Net gain (loss) on investments	65,063,161	4,828,743	22,192,574	7,375,035	26,052,343	17,268,032	54,560,891
Net increase (decrease) in net assets
resulting from operations	65,430,334	5,850,533	26,373,571	7,614,014	26,396,856	16,744,629	52,793,837
Capital transactions:
Transfers of net premiums	12,820,964	285,695	5,742,689	233,108	4,454,411	329,069	4,320,675
Transfers due to death benefits	(1,958,051)	(916,092)	(2,773,018)	(1,431,250)	(1,792,776)	(731,433)	(1,314,927)
Transfers due to annuity benefit payments	(21,699)	-	(7,799)	(105,398)	-	(98,066)	(523)
Transfers due to withdrawal of funds	(27,984,669)	(8,564,010)	(40,067,000)	(6,467,804)	(15,089,735)	(5,164,684)	(15,660,692)
Transfers due to loans, net of repayments	(6,340)	9,678	-	(8,481)	-	(7,521)	-
Transfers due to cost of insurance	(444,628)	(440,288)	(1,218,191)	(58,171)	(47,582)	(64,134)	(64,339)
Transfers due to contingent deferred sales charges	(58,729)	-	(13,578)	(744)	(17,468)	(399)	(26,187)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	2,693	-	817	(61,083)	-	29,352	59
Transfers between Sub-Accounts
and (to) from General Account	28,449	(413,413)	(2,930,521)	(199,989)	1,233,174	(1,510,068)	(1,277,636)
Net increase (decrease) in net assets
resulting from capital transactions	(17,622,010)	(10,038,430)	(41,266,601)	(8,099,812)	(11,259,976)	(7,217,884)	(14,023,570)
Total increase (decrease)	47,808,324	(4,187,897)	(14,893,030)	(485,798)	15,136,880	9,526,745	38,770,267
NET ASSETS, at beginning of the year	187,123,822	58,629,976	267,376,596	51,298,275	172,514,255	37,019,588	116,156,894
NET ASSETS, at end of the year	$234,932,146	$54,442,079	$252,483,566	$50,812,477	$187,651,135	$46,546,333	$154,927,161

See Notes to Financial Statements

F-54

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	MML	MML	MML
	Conservative	Conservative	Dynamic	MML	MML	MML	MML
	Allocation	Allocation	Bond	Equity	Equity	Equity Income	Equity Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$1,572,900	$6,698,734	$509,004	$456,547	$1,474,261	$2,405,604	$1,483,820
Expenses
Mortality and expense risk charge and administrative charges	599,063	2,877,779	147,978	268,029	1,012,826	1,316,201	930,507
Net Investment income (loss)	973,837	3,820,955	361,026	188,518	461,435	1,089,403	553,313
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(2,065,831)	(9,694,518)	(329,684)	52,251	(1,948,485)	(2,703,032)	(3,052,626)
Realized gain distribution	3,529,951	16,509,017	-	1,739,740	6,504,460	8,645,605	6,074,701
Realized gain (loss)	1,464,120	6,814,499	(329,684)	1,791,991	4,555,975	5,942,573	3,022,075
Change in net unrealized appreciation
(depreciation) of investments	2,334,585	10,039,522	737,415	(329,235)	727,912	1,250,299	1,722,592
Net gain (loss) on investments	3,798,705	16,854,021	407,731	1,462,756	5,283,887	7,192,872	4,744,667
Net increase (decrease) in net assets
resulting from operations	4,772,542	20,674,976	768,757	1,651,274	5,745,322	8,282,275	5,297,980
Capital transactions:
Transfers of net premiums	92,483	2,811,327	739,207	128,315	1,093,295	507,067	1,463,163
Transfers due to death benefits	(105,465)	(4,103,353)	(38,995)	(306,946)	(311,471)	(1,352,911)	(526,571)
Transfers due to annuity benefit payments	(15,574)	(6,983)	-	(61,837)	-	(337,792)	(586)
Transfers due to withdrawal of funds	(7,755,542)	(34,471,497)	(1,440,121)	(1,907,479)	(11,837,091)	(13,281,142)	(10,478,680)
Transfers due to loans, net of repayments	-	-	-	3,621	-	(11,673)	-
Transfers due to cost of insurance	(414,377)	(1,068,669)	-	(46,936)	(270,590)	(391,914)	(347,746)
Transfers due to contingent deferred sales charges	(6)	(3,703)	(9,848)	(143)	(3,025)	(223)	(6,206)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	2,471	1,360	-	24,898	-	80,277	67
Transfers between Sub-Accounts
and (to) from General Account	1,237,961	(4,239,955)	545,311	(454,276)	(2,612,413)	391,409	(2,583,977)
Net increase (decrease) in net assets
resulting from capital transactions	(6,958,049)	(41,081,473)	(204,446)	(2,620,783)	(13,941,295)	(14,396,902)	(12,480,536)
Total increase (decrease)	(2,185,507)	(20,406,497)	564,311	(969,509)	(8,195,973)	(6,114,627)	(7,182,556)
NET ASSETS, at beginning of the year	50,846,697	232,816,753	11,894,741	22,745,758	87,189,234	112,868,269	78,411,916
NET ASSETS, at end of the year	$48,661,190	$212,410,256	$12,459,052	$21,776,249	$78,993,261	$106,753,642	$71,229,360

See Notes to Financial Statements

F-55

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	MML	MML	MML	MML			MML
	Equity	Equity	Equity	Focused	MML	MML	Fundamental
	Index	Index	Rotation	Equity	Foreign	Foreign	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class I)	(Service Class I)			(Initial Class)	(Service Class)
Investment income
Dividends	$375,603	$284,275	$26,997	$174,709	$1,137,707	$113,003	$154,835
Expenses
Mortality and expense risk charge and administrative charges	381,446	359,677	19,860	271,584	1,054,599	115,106	255,764
Net Investment income (loss)	(5,843)	(75,402)	7,137	(96,875)	83,108	(2,103)	(100,929)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	187,774	(724,460)	(89,087)	542,247	(2,297,790)	(249,869)	(431,614)
Realized gain distribution	2,776,996	2,846,180	2,821	2,060,558	-	-	-
Realized gain (loss)	2,964,770	2,121,720	(86,266)	2,602,805	(2,297,790)	(249,869)	(431,614)
Change in net unrealized appreciation
(depreciation) of investments	3,594,585	4,215,810	407,709	(766,537)	13,616,161	1,481,723	4,418,895
Net gain (loss) on investments	6,559,355	6,337,530	321,443	1,836,268	11,318,371	1,231,854	3,987,281
Net increase (decrease) in net assets
resulting from operations	6,553,512	6,262,128	328,580	1,739,393	11,401,479	1,229,751	3,886,352
Capital transactions:
Transfers of net premiums	294,705	117,230	164,536	1,280,261	333,381	108,410	861,025
Transfers due to death benefits	(370,220)	(118,574)	(26,040)	(111,310)	(890,522)	(82,526)	(139,012)
Transfers due to annuity benefit payments	(109,006)	-	-	-	(313,399)	-	(9,690)
Transfers due to withdrawal of funds	(3,339,807)	(8,032,854)	(561,139)	(2,324,407)	(9,854,374)	(904,602)	(2,801,568)
Transfers due to loans, net of repayments	4,192	-	-	-	(4,559)	-	-
Transfers due to cost of insurance	(16,925)	(100,508)	-	119	(381,312)	(72,202)	(402)
Transfers due to contingent deferred sales charges	(270)	-	(2,345)	(4,100)	(52)	(129)	(957)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	(123,875)	-	-	-	61,823	-	1,881
Transfers between Sub-Accounts
and (to) from General Account	1,099,618	(329,714)	(84,347)	(261,059)	(7,261,854)	146,177	896,830
Net increase (decrease) in net assets
resulting from capital transactions	(2,561,588)	(8,464,420)	(509,335)	(1,420,496)	(18,310,868)	(804,872)	(1,191,893)
Total increase (decrease)	3,991,924	(2,202,292)	(180,755)	318,897	(6,909,389)	424,879	2,694,459
NET ASSETS, at beginning of the year	27,821,852	29,639,746	1,864,206	21,586,709	89,435,726	8,823,408	18,740,713
NET ASSETS, at end of the year	$31,813,776	$27,437,454	$1,683,451	$21,905,606	$82,526,337	$9,248,287	$21,435,172

See Notes to Financial Statements

F-56

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	MML				MML	MML
	Fundamental	MML	MML	MML	Growth	Growth	MML
	Value	Global	Global	Global	Allocation	Allocation	High Yield
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Class I)	(Class II)	(Service Class I)	(Initial Class)	(Service Class)
Investment income
Dividends	$230,159	$40,232	$33,820	$169,993	$8,248,879	$15,769,825	$2,520,925
Expenses
Mortality and expense risk charge and administrative charges	256,219	50,534	52,438	258,572	3,651,810	7,219,225	465,087
Net Investment income (loss)	(26,060)	(10,302)	(18,618)	(88,579)	4,597,069	8,550,600	2,055,838
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(562,255)	(874,429)	(919,351)	(4,906,565)	(9,349,681)	(18,077,377)	(1,375,246)
Realized gain distribution	1,284,440	281,910	233,464	1,376,521	35,934,536	75,625,592	-
Realized gain (loss)	722,185	(592,519)	(685,887)	(3,530,044)	26,584,855	57,548,215	(1,375,246)
Change in net unrealized appreciation
(depreciation) of investments	1,638,351	1,145,088	1,202,798	6,063,474	7,114,365	13,303,559	3,423,428
Net gain (loss) on investments	2,360,536	552,569	516,911	2,533,430	33,699,220	70,851,774	2,048,182
Net increase (decrease) in net assets
resulting from operations	2,334,476	542,267	498,293	2,444,851	38,296,289	79,402,374	4,104,020
Capital transactions:
Transfers of net premiums	1,258,815	14,690	44,781	1,079,562	2,394,141	9,244,641	1,042,323
Transfers due to death benefits	(260,664)	(33,530)	(64,742)	(74,820)	(1,649,388)	(3,221,497)	(635,404)
Transfers due to annuity benefit payments	-	(35,074)	(32)	-	-	-	(506)
Transfers due to withdrawal of funds	(2,629,335)	(281,377)	(321,253)	(1,623,354)	(28,671,051)	(56,320,830)	(5,085,697)
Transfers due to loans, net of repayments	65	-	4,819	-	8,741	-	6,415
Transfers due to cost of insurance	788	(16,268)	-	(68,766)	(4,044,211)	(6,289,577)	2,741
Transfers due to contingent deferred sales charges	(5,981)	-	(107)	(3,551)	(223)	(43,775)	(2,475)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	14,358	7	-	-	-	248
Transfers between Sub-Accounts
and (to) from General Account	69,663	341,869	3,282	(40,390)	(2,746,670)	(1,720,663)	2,506,646
Net increase (decrease) in net assets
resulting from capital transactions	(1,566,649)	4,668	(333,245)	(731,319)	(34,708,661)	(58,351,701)	(2,165,709)
Total increase (decrease)	767,827	546,935	165,048	1,713,532	3,587,628	21,050,673	1,938,311
NET ASSETS, at beginning of the year	20,630,720	4,097,127	3,976,403	19,626,341	282,056,598	583,718,812	37,488,508
NET ASSETS, at end of the year	$21,398,547	$4,644,062	$4,141,451	$21,339,873	$285,644,226	$604,769,485	$39,426,819

See Notes to Financial Statements

F-57

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023
			MML	MML
	MML	MML	Inflation-	Inflation-	MML	MML	MML
	Income	Income	Protected	Protected	International	iShares® 60/40	iShares® 80/20
	& Growth	& Growth	and Income	and Income	Equity	Allocation	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$421,826	$513,069	$4,107,884	$1,819,353	$100,166	$191,861	$469,537
Expenses
Mortality and expense risk charge and administrative charges	236,902	343,435	1,152,429	535,486	106,614	110,772	358,540
Net Investment income (loss)	184,924	169,634	2,955,455	1,283,867	(6,448)	81,089	110,997
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(299,293)	(467,185)	(2,866,814)	(1,394,378)	11,168	(16,767)	(127,733)
Realized gain distribution	2,545,666	3,537,920	-	-	-	-	-
Realized gain (loss)	2,246,373	3,070,735	(2,866,814)	(1,394,378)	11,168	(16,767)	(127,733)
Change in net unrealized appreciation
(depreciation) of investments	(888,514)	(1,295,894)	3,379,201	1,605,287	1,332,707	1,047,039	4,443,400
Net gain (loss) on investments	1,357,859	1,774,841	512,387	210,909	1,343,875	1,030,272	4,315,667
Net increase (decrease) in net assets
resulting from operations	1,542,783	1,944,475	3,467,842	1,494,776	1,337,427	1,111,361	4,426,664
Capital transactions:
Transfers of net premiums	146,295	1,158,964	466,330	1,600,054	634,263	6,390,304	15,331,247
Transfers due to death benefits	(477,768)	(221,361)	(1,726,456)	(283,744)	(36,853)	(19,297)	-
Transfers due to annuity benefit payments	(85,562)	-	(298,644)	(476)	-	-	-
Transfers due to withdrawal of funds	(2,100,367)	(2,909,361)	(10,882,635)	(4,766,688)	(597,355)	(61,201)	(119,531)
Transfers due to loans, net of repayments	322	-	1,538	-	(6,073)	-	-
Transfers due to cost of insurance	(30,239)	(28,189)	(377,307)	(137,593)	349	-	-
Transfers due to contingent deferred sales charges	(365)	(4,035)	(28)	(24,129)	(3,210)	(96,060)	(383,160)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	(15,965)	-	69,863	55	-	-	-
Transfers between Sub-Accounts
and (to) from General Account	242,842	(123,117)	6,526,597	(878,968)	568,730	101,417	71,697
Net increase (decrease) in net assets
resulting from capital transactions	(2,320,807)	(2,127,099)	(6,220,742)	(4,491,489)	559,851	6,315,163	14,900,253
Total increase (decrease)	(778,024)	(182,624)	(2,752,900)	(2,996,713)	1,897,278	7,426,524	19,326,917
NET ASSETS, at beginning of the year	21,115,105	28,418,303	88,867,535	43,115,577	7,786,105	5,074,791	18,624,545
NET ASSETS, at end of the year	$20,337,081	$28,235,679	$86,114,635	$40,118,864	$9,683,383	$12,501,315	$37,951,462

See Notes to Financial Statements

F-58

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	MML	MML	MML	MML	MML	MML
	Large Cap	Large Cap	Managed	Managed	Managed	Managed	MML
	Growth	Growth	Bond	Bond	Volatility	Volatility	Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
Investment income
Dividends	$-	$-	$2,963,630	$6,282,117	$364,524	$49,436	$-
Expenses
Mortality and expense risk charge and administrative charges	153,880	294,302	937,389	2,163,597	820,846	236,009	695,501
Net Investment income (loss)	(153,880)	(294,302)	2,026,241	4,118,520	(456,322)	(186,573)	(695,501)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	572,711	341,943	(2,259,706)	(6,460,151)	1,101,466	448,707	(4,699,133)
Realized gain distribution	983,474	1,707,712	-	-	11,567,188	3,326,001	-
Realized gain (loss)	1,556,185	2,049,655	(2,259,706)	(6,460,151)	12,668,654	3,774,708	(4,699,133)
Change in net unrealized appreciation
(depreciation) of investments	4,114,460	7,120,537	4,039,191	10,551,914	(5,323,343)	(1,644,433)	16,870,232
Net gain (loss) on investments	5,670,645	9,170,192	1,779,485	4,091,763	7,345,311	2,130,275	12,171,099
Net increase (decrease) in net assets
resulting from operations	5,516,765	8,875,890	3,805,726	8,210,283	6,888,989	1,943,702	11,475,598
Capital transactions:
Transfers of net premiums	102,757	1,834,772	526,777	5,379,996	271,092	239,566	480,196
Transfers due to death benefits	(99,060)	(194,404)	(1,350,522)	(1,916,884)	(843,737)	(103,031)	(1,116,066)
Transfers due to annuity benefit payments	(10,925)	-	(239,871)	(573)	(224,104)	-	(130,362)
Transfers due to withdrawal of funds	(2,002,259)	(1,347,495)	(9,291,686)	(32,918,171)	(7,419,268)	(3,243,762)	(5,300,287)
Transfers due to loans, net of repayments	2,940	-	3,980	-	2,143	-	(8,483)
Transfers due to cost of insurance	(12,271)	(6,291)	(248,704)	(864,433)	(311,758)	(87,157)	(74,359)
Transfers due to contingent deferred sales charges	(169)	(4,975)	(144)	(21,812)	(255)	-	(1,191)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	3,506	-	56,262	66	38,403	-	10,165
Transfers between Sub-Accounts
and (to) from General Account	479,115	1,659,722	3,515,356	5,137,420	(437,591)	(665,892)	(1,049,361)
Net increase (decrease) in net assets
resulting from capital transactions	(1,536,366)	1,941,329	(7,028,552)	(25,204,391)	(8,925,075)	(3,860,276)	(7,189,748)
Total increase (decrease)	3,980,399	10,817,219	(3,222,826)	(16,994,108)	(2,036,086)	(1,916,574)	4,285,850
NET ASSETS, at beginning of the year	11,258,538	17,964,547	76,373,788	180,957,384	63,499,565	19,279,858	57,562,324
NET ASSETS, at end of the year	$15,238,937	$28,781,766	$73,150,962	$163,963,276	$61,463,479	$17,363,284	$61,848,174
See Notes to Financial Statements

F-59

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

				MML	MML	MML	MML
	MML	MML	MML	Moderate	Moderate	Short-Duration	Small Cap
	Mid Cap Growth	Mid Cap Value	Mid Cap Value	Allocation	Allocation	Bond	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Investment income
Dividends	$-	$2,525,730	$1,130,263	$5,253,921	$29,646,564	$984,089	$274,451
Expenses
Mortality and expense risk charge and administrative charges	1,063,626	1,210,233	597,366	1,993,743	12,725,925	361,883	241,920
Net Investment income (loss)	(1,063,626)	1,315,497	532,897	3,260,178	16,920,639	622,206	32,531
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(10,770,475)	(5,436,318)	(3,410,367)	(5,585,220)	(52,618,353)	(672,791)	464,368
Realized gain distribution	-	15,168,462	7,571,864	15,826,168	98,261,489	-	-
Realized gain (loss)	(10,770,475)	9,732,144	4,161,497	10,240,948	45,643,136	(672,791)	464,368
Change in net unrealized appreciation
(depreciation) of investments	27,774,668	(6,571,471)	(2,801,158)	5,157,005	50,844,336	1,603,135	2,787,104
Net gain (loss) on investments	17,004,193	3,160,673	1,360,339	15,397,953	96,487,472	930,344	3,251,472
Net increase (decrease) in net assets
resulting from operations	15,940,567	4,476,170	1,893,236	18,658,131	113,408,111	1,552,550	3,284,003
Capital transactions:
Transfers of net premiums	2,366,708	475,172	1,905,884	813,855	9,986,192	3,389,867	127,153
Transfers due to death benefits	(634,563)	(1,643,817)	(462,320)	(1,840,512)	(11,199,082)	(148,908)	(244,454)
Transfers due to annuity benefit payments	-	(306,093)	-	-	(4,337)	(405)	(26,715)
Transfers due to withdrawal of funds	(10,741,152)	(10,958,098)	(5,800,385)	(17,927,219)	(190,446,381)	(4,105,732)	(2,057,599)
Transfers due to loans, net of repayments	-	5,411	-	26,722	-	-	(1,137)
Transfers due to cost of insurance	(155,900)	(327,282)	(105,687)	(1,813,619)	(6,476,116)	484	(21,265)
Transfers due to contingent deferred sales charges	(11,390)	(1,618)	(6,670)	(5)	(20,377)	(6,835)	(386)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	64,145	-	-	(10,379)	203	6,290
Transfers between Sub-Accounts
and (to) from General Account	(52,139)	1,353,022	(1,673,506)	142,498	(3,711,017)	327,503	(273,289)
Net increase (decrease) in net assets
resulting from capital transactions	(9,228,436)	(11,339,158)	(6,142,684)	(20,598,280)	(201,881,497)	(543,823)	(2,491,402)
Total increase (decrease)	6,712,131	(6,862,988)	(4,249,448)	(1,940,149)	(88,473,386)	1,008,727	792,601
NET ASSETS, at beginning of the year	81,046,753	104,763,063	50,303,554	161,103,074	1,044,498,635	29,348,995	21,412,816
NET ASSETS, at end of the year	$87,758,884	$97,900,075	$46,054,106	$159,162,925	956,025,249	30,357,722	22,205,417

See Notes to Financial Statements

F-60

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023
							MML
	MML	MML	MML	MML	MML	MML	Strategic
	Small Cap	Small Cap	Small Cap	Small	Small/Mid Cap	Small/Mid Cap	Emerging
	Equity	Growth Equity	Growth Equity	Company Value	Value	Value	Markets
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)
Investment income
Dividends	$248,123	$-	$-	$201,235	$774,841	$199,242	$-
Expenses
Mortality and expense risk charge and administrative charges	297,172	782,158	280,537	295,481	891,831	292,754	136,622
Net Investment income (loss)	(49,049)	(782,158)	(280,537)	(94,246)	(116,990)	(93,512)	(136,622)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	20,281	(4,934,899)	(2,376,965)	(4,021,572)	(3,030,369)	(1,310,343)	(2,060,408)
Realized gain distribution	-	-	-	59,615	8,916,199	3,026,006	-
Realized gain (loss)	20,281	(4,934,899)	(2,376,965)	(3,961,957)	5,885,830	1,715,663	(2,060,408)
Change in net unrealized appreciation
(depreciation) of investments	3,673,532	14,637,404	5,818,332	7,265,882	4,659,468	1,747,590	3,179,801
Net gain (loss) on investments	3,693,813	9,702,505	3,441,367	3,303,925	10,545,298	3,463,253	1,119,393
Net increase (decrease) in net assets
resulting from operations	3,644,764	8,920,347	3,160,830	3,209,679	10,428,308	3,369,741	982,771
Capital transactions:
Transfers of net premiums	670,562	1,360,532	489,553	522,810	335,272	396,123	393,281
Transfers due to death benefits	(241,389)	(748,082)	(530,833)	(236,233)	(802,613)	(183,216)	(33,462)
Transfers due to annuity benefit payments	-	(220,222)	-	-	(257,956)	-	-
Transfers due to withdrawal of funds	(3,023,135)	(7,043,662)	(2,467,615)	(2,432,589)	(8,173,301)	(2,570,409)	(1,174,257)
Transfers due to loans, net of repayments	-	(7,837)	-	6,608	(3,097)	-	120
Transfers due to cost of insurance	(31,888)	(263,885)	(41,829)	(19,371)	(277,845)	(62,852)	(24,399)
Transfers due to contingent deferred sales charges	(653)	(5,916)	-	(1,588)	(11)	(3,741)	(2,424)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	34,717	-	-	56,728	-	-
Transfers between Sub-Accounts
and (to) from General Account	657,349	2,024,072	160,783	(415,754)	542,311	218,782	117,177
Net increase (decrease) in net assets
resulting from capital transactions	(1,969,154)	(4,870,283)	(2,389,941)	(2,576,117)	(8,580,512)	(2,205,313)	(723,964)
Total increase (decrease)	1,675,610	4,050,064	770,889	633,562	1,847,796	1,164,428	258,807
NET ASSETS, at beginning of the year	23,617,332	60,413,373	22,649,920	23,768,684	72,429,647	23,433,475	10,939,529
NET ASSETS, at end of the year	$25,292,942	$64,463,437	$23,420,809	$24,402,246	$74,277,443	$24,597,903	$11,198,336

See Notes to Financial Statements

F-61

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023
					PIMCO		VY®
	MML	MML		MML U.S.	Commodity		CBRE
	Sustainable	Sustainable	MML Total	Government	RealReturn®	PIMCO	Global
	Equity	Equity	Return Bond	Money Market	Strategy	Income	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)
Investment income
Dividends	$550,710	$324,085	$762,741	$5,525,061	$1,264,216	$82,750	$157,412
Expenses
Mortality and expense risk charge and administrative charges	616,592	596,497	445,938	1,498,253	98,101	20,328	110,512
Net Investment income (loss)	(65,882)	(272,412)	316,803	4,026,808	1,166,115	62,422	46,900
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	4,524,035	310,967	(1,302,544)	347	(233,858)	(2,034)	(392,710)
Realized gain distribution	17,662,152	14,495,443	-	-	-	-	94,261
Realized gain (loss)	22,186,187	14,806,410	(1,302,544)	347	(233,858)	(2,034)	(298,449)
Change in net unrealized appreciation
(depreciation) of investments	(10,157,739)	(4,754,225)	2,373,357	(347)	(1,695,592)	47,958	1,174,809
Net gain (loss) on investments	12,028,448	10,052,185	1,070,813	-	(1,929,450)	45,924	876,360
Net increase (decrease) in net assets
resulting from operations	11,962,566	9,779,773	1,387,616	4,026,808	(763,335)	108,346	923,260
Capital transactions:
Transfers of net premiums	282,301	252,745	2,299,122	4,668,859	124,385	1,129,941	96,630
Transfers due to death benefits	(554,720)	(230,043)	(394,840)	(2,069,097)	(46,669)	-	(30,516)
Transfers due to annuity benefit payments	(44,114)	-	-	(65,843)	(17,750)	-	(35,602)
Transfers due to withdrawal of funds	(5,644,655)	(5,722,974)	(3,942,575)	(40,519,754)	(967,252)	(2,732)	(976,880)
Transfers due to loans, net of repayments	(2,602)	-	478	9,672	10,675	-	685
Transfers due to cost of insurance	(62,648)	(53,628)	3,752	(170,846)	(38,500)	-	(47,488)
Transfers due to contingent deferred sales charges	(385)	(1,012)	(16,769)	(8,280)	(8)	(6,592)	(11)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	20,575	-	-	16,380	5,030	-	10,397
Transfers between Sub-Accounts
and (to) from General Account	(1,436,070)	(117,308)	1,014,705	19,519,907	(545,666)	49,912	85,466
Net increase (decrease) in net assets
resulting from capital transactions	(7,442,318)	(5,872,220)	(1,036,127)	(18,619,002)	(1,475,755)	1,170,529	(897,319)
Total increase (decrease)	4,520,248	3,907,553	351,489	(14,592,194)	(2,239,090)	1,278,875	25,941
NET ASSETS, at beginning of the year	55,237,374	46,573,782	35,974,681	131,305,870	9,095,267	835,304	9,135,382
NET ASSETS, at end of the year	$59,757,622	$50,481,335	$36,326,170	$116,713,676	$6,856,177	$2,114,179	$9,161,323

See Notes to Financial Statements

F-62

Massachusetts Mutual Variable Annuity Separate Account 4

Notes To Financial Statements

1.	ORGANIZATION

Massachusetts Mutual Variable Annuity Separate Account 4 (“the Separate Account”) is a separate investment account of Massachusetts Mutual Life Insurance Company (“MassMutual”) established on July 9, 1998. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

MassMutual maintains eleven products within the Separate Account: Panorama Premier, Panorama Passage®, MassMutual Artistry, MassMutual Transitions®, MassMutual EvolutionSM, MassMutual RetireEase SelectSM, MassMutual Transitions SelectSM, MassMutual Equity EdgeSM, MassMutual Transitions SelectSM II, MassMutual Capital Vantage® and MassMutual EnvisionSM. Seven of the eleven products within the Separate Account have multiple tiers: Panorama Passage®, MassMutual EvolutionSM, MassMutual RetireEase SelectSM, MassMutual Transitions SelectSM, MassMutual EquityEdgeSM, MassMutual Transitions SelectSM II and MassMutual Capital Vantage®. The unit values of these tiers differ based on the associated expense ratios.

The assets and liabilities of the Separate Account are clearly identified and distinguished from MassMutual’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising from any other MassMutual business.

F-63

Notes To Financial Statements (Continued)

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

For the year or period ended December 31, 2024, the Separate Account consists of one hundred-five sub-accounts which invest in the following mutual funds. All of the sub-account/funds may not be available through each of the products within the Separate Account:

The sub-account listed in the first column
Sub-Accounts	invests in the fund in this column
American Funds Insurance Series® Global Small Capitalization Sub-Account	American Funds Insurance Series® Global Small Capitalization Fund [8,11]
American Funds Insurance Series® New World Sub-Account	American Funds Insurance Series® New World Fund® [8,11]
American Funds Insurance Series® Washington Mutual Investors Sub-Account	American Funds Insurance Series® Washington Mutual Investors Fund [8,11]
BlackRock 60/40 Target Allocation ETF V.I. Sub- Account	BlackRock 60/40 Target Allocation ETF V.I. Fund [7]
Columbia Variable Portfolio - Contrarian Core Sub- Account	Columbia Variable Portfolio - Contrarian Core Fund [9,11]
Fidelity® VIP Contrafund® Sub-Account (Initial Class)	Fidelity® VIP Contrafund® Portfolio (Initial Class)[1]
Fidelity® VIP Contrafund® Sub-Account (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)[1]
Fidelity® VIP Health Care Sub-Account	Fidelity® VIP Health Care Portfolio[1]
Fidelity® VIP Overseas Sub-Account	Fidelity® VIP Overseas Portfolio[1,15]
Fidelity® VIP Real Estate Sub-Account	Fidelity® VIP Real Estate Portfolio[1]
Fidelity® VIP Strategic Income Sub-Account	Fidelity® VIP Strategic Income Portfolio[1]
Invesco Oppenheimer V.I. International Growth Sub-Account (Series I)	Invesco Oppenheimer V.I. International Growth Fund (Series I)[3]
Invesco Oppenheimer V.I. International Growth Sub-Account (Series II)	Invesco Oppenheimer V.I. International Growth Fund (Series II)[3]
Invesco V.I. Capital Appreciation Sub-Account (Series I)	Invesco V.I. Capital Appreciation Fund (Series I)[3]
Invesco V.I. Capital Appreciation Sub-Account (Series II)	Invesco V.I. Capital Appreciation Fund (Series II)[3]
Invesco V.I. Core Plus Bond Sub-Account	Invesco V.I. Core Plus Bond Fund[3]
Invesco V.I. Discovery Mid Cap Growth Sub-Account (Series I)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)[3]
Invesco V.I. Discovery Mid Cap Growth Sub-Account (Series II)	Invesco V.I. Discovery Mid Cap Growth Fund(Series II)[3]
Invesco V.I. Diversified Dividend Sub-Account (Series I)	Invesco V.I. Diversified Dividend Fund (Series I)[3]
Invesco V.I. Diversified Dividend Sub-Account (Series II)	Invesco V.I. Diversified Dividend Fund (Series II)[3]
Invesco V.I. Equity and Income Sub-Account (Series I)	Invesco V.I. Equity and Income Fund (Series I)[3,16]
Invesco V.I. Equity and Income Sub-Account (Series II)	Invesco V.I. Equity and Income Fund (Series II)[3,17]
Invesco V.I. Global Sub-Account (Series I)	Invesco V.I. Global Fund (Series I)[3]
Invesco V.I. Global Sub-Account (Series II)	Invesco V.I. Global Fund (Series II)[3]
Invesco V.I. Global Strategic Income Sub-Account (Series I)	Invesco V.I. Global Strategic Income Fund (Series I)[3]
Invesco V.I. Global Strategic Income Sub-Account (Series II)	Invesco V.I. Global Strategic Income Fund (Series II)[3]
Invesco V.I. Health Care Sub-Account (Series I)	Invesco V.I. Health Care Fund (Series I)[3]
Invesco V.I. Health Care Sub-Account (Series II)	Invesco V.I. Health Care Fund (Series II)[3]
Invesco V.I. Main Street Sub-Account (Series I)	Invesco V.I. Main Street Fund® (Series I)[3]
Invesco V.I. Main Street Sub-Account (Series II)	Invesco V.I. Main Street Fund® (Series II)[3]
Invesco V.I. Technology Sub-Account (Series I)	Invesco V.I. Technology Fund (Series I)[3]
Invesco V.I. Technology Sub-Account (Series II)	Invesco V.I. Technology Fund (Series II)[3]
Invesco V.I. U.S. Government Money Sub-Account	Invesco V.I. U.S. Government Money Fund[3]
Janus Henderson Enterprise Sub-Account	Janus Henderson Enterprise Fund [11,13]
F-64

Notes To Financial Statements (Continued)

Janus Henderson Global Technology and Innovation Sub-Account	Janus Henderson Global Technology and Innovation Fund[13]
Janus Henderson Overseas Sub-Account	Janus Henderson Overseas Fund [11,13]
Macquarie VIP Asset Strategy Sub-Account [10]	Macquarie VIP Asset Strategy Portfolio [6,10]
Macquarie VIP Growth Sub-Account	Macquarie VIP Growth Fund [6,11]
MML Aggressive Allocation Sub-Account (Initial Class)	MML Aggressive Allocation Fund (Initial Class)[4]
MML Aggressive Allocation Sub-Account (Service Class)	MML Aggressive Allocation Fund (Service Class)[4]
MML American Funds Core Allocation Sub-Account	MML American Funds Core Allocation Fund[4]
MML American Funds Growth Sub-Account	MML American Funds Growth Fund[4]
MML Balanced Allocation Sub-Account (Initial Class)	MML Balanced Allocation Fund (Initial Class)[4]
MML Balanced Allocation Sub-Account (Service Class)	MML Balanced Allocation Fund (Service Class)[4]
MML Blend Sub-Account (Initial Class)	MML Blend Fund (Initial Class)[4]
MML Blend Sub-Account (Service Class)	MML Blend Fund (Service Class)[4]
MML Blue Chip Growth Sub-Account (Initial Class)	MML Blue Chip Growth Fund (Initial Class)[4]
MML Blue Chip Growth Sub-Account (Service Class)	MML Blue Chip Growth Fund (Service Class)[4]
MML Conservative Allocation Sub-Account (Initial Class)	MML Conservative Allocation Fund (Initial Class)[4]
MML Conservative Allocation Sub-Account (Service Class)	MML Conservative Allocation Fund (Service Class)[4]
MML Dynamic Bond Sub-Account	MML Dynamic Bond Fund [4]
MML Equity Sub-Account (Initial Class)	MML Equity Fund (Initial Class)[4]
MML Equity Sub-Account (Service Class)	MML Equity Fund (Service Class)[4]
MML Equity Income Sub-Account (Initial Class)	MML Equity Income Fund (Initial Class)[4]
MML Equity Income Sub-Account (Service Class)	MML Equity Income Fund (Service Class)[4]
MML Equity Index Sub-Account (Class I)	MML Equity Index Fund (Class I)[4]
MML Equity Index Sub-Account (Service Class I)	MML Equity Index Fund (Service Class I)[4]
MML Equity Rotation Sub-Account	MML Equity Rotation Fund[4]
MML Focused Equity Sub-Account	MML Focused Equity Fund (Initial Class)[4]
MML Foreign Sub-Account (Initial Class)	MML Foreign Fund (Initial Class)[4]
MML Foreign Sub-Account (Service Class)	MML Foreign Fund (Service Class)[4]
MML Fundamental Equity Sub-Account	MML Fundamental Equity Fund (Initial Class)[4]
MML Fundamental Value Sub-Account	MML Fundamental Value Fund (Initial Class)[4]
MML Global Sub-Account (Class I)	MML Global Fund (Class I)[4]
MML Global Sub-Account (Class II)	MML Global Fund (Class II)[4]
MML Global Sub-Account (Service Class I)	MML Global Fund (Service Class I)[4]
MML Growth Allocation Sub-Account (Initial Class)	MML Growth Allocation Fund (Initial Class)[4]
MML Growth Allocation Sub-Account (Service Class)	MML Growth Allocation Fund (Service Class)[4]
MML High Yield Sub-Account	MML High Yield Fund[4]
MML Income & Growth Sub-Account (Initial Class)	MML Income & Growth Fund (Initial Class)[4]
MML Income & Growth Sub-Account (Service Class)	MML Income & Growth Fund (Service Class)[4]
MML Inflation-Protected and Income Sub-Account (Initial Class)	MML Inflation-Protected and Income Fund (Initial Class)[4]
MML Inflation-Protected and Income Sub-Account (Service Class)	MML Inflation-Protected and Income Fund (Service Class)[4]
MML International Equity Sub-Account	MML International Equity Fund[4]
MML iShares® 60/40 Allocation Sub-Account	MML iShares® 60/40 Allocation Fund[4]
MML iShares® 80/20 Allocation Sub-Account	MML iShares® 80/20 Allocation Fund[4]
MML Large Cap Growth Sub-Account (Initial Class)	MML Large Cap Growth Fund (Initial Class)[4]
MML Large Cap Growth Sub-Account (Service Class)	MML Large Cap Growth Fund (Service Class)[4]
MML Managed Bond Sub-Account (Initial Class)	MML Managed Bond Fund (Initial Class)[4]
F-65

Notes To Financial Statements (Continued)

MML Managed Bond Sub-Account (Service Class)	MML Managed Bond Fund (Service Class)[4]
MML Managed Volatility Sub-Account (Initial Class)	MML Managed Volatility Fund (Initial Class)[4]
MML Managed Volatility Sub-Account (Service Class)	MML Managed Volatility Fund (Service Class)[4]
MML Mid Cap Growth Sub-Account (Initial Class)	MML Mid Cap Growth Fund (Initial Class)[4]
MML Mid Cap Growth Sub-Account (Service Class)	MML Mid Cap Growth Fund (Service Class)[4]
MML Mid Cap Value Sub-Account (Initial Class)	MML Mid Cap Value Fund (Initial Class)[4]
MML Mid Cap Value Sub-Account (Service Class)	MML Mid Cap Value Fund (Service Class)[4]
MML Moderate Allocation Sub-Account (Initial Class)	MML Moderate Allocation Fund (Initial Class)[4]
MML Moderate Allocation Sub-Account (Service Class)	MML Moderate Allocation Fund (Service Class)[4]
MML Short-Duration Bond Sub-Account	MML Short-Duration Bond Fund[4]
MML Small Cap Equity Sub-Account (Initial Class)	MML Small Cap Equity Fund (Initial Class)[4]
MML Small Cap Equity Sub-Account (Service Class)	MML Small Cap Equity Fund (Service Class)[4]
MML Small Cap Growth Equity Sub-Account (Initial Class)	MML Small Cap Growth Equity Fund (Initial Class)[4]
MML Small Cap Growth Equity Sub-Account (Service Class)	MML Small Cap Growth Equity Fund (ServiceClass)[4]
MML Small Company Value Sub-Account	MML Small Company Value Fund[4]
MML Small/Mid Cap Value Sub-Account (Initial Class)	MML Small/Mid Cap Value Fund (Initial Class)[4]
MML Small/Mid Cap Value Sub-Account (Service Class)	MML Small/Mid Cap Value Fund (Service Class)[4]
MML Strategic Emerging Markets Sub-Account	MML Strategic Emerging Markets Fund[4]
MML Sustainable Equity Sub-Account (Initial Class)	MML Sustainable Equity Fund (Initial Class)[4]
MML Sustainable Equity Sub-Account (Service Class)	MML Sustainable Equity Fund (Service Class)[4]
MML Total Return Bond Sub-Account	MML Total Return Bond Fund[4]
MML U.S. Government Money Market Sub-Account	MML U.S. Government Money Market Fund[4]
PIMCO CommodityRealReturn® Strategy Sub-Account	PIMCO CommodityRealReturn® Strategy Portfolio[5]
PIMCO Income Sub-Account	PIMCO Income Portfolio[5]
Vest US Large Cap 10% Buffer Strategies VI Sub-Account[12]	Vest US Large Cap 10% Buffer Strategies VI Fund[12,14,15]
VY® CBRE Global Real Estate Sub-Account	VY® CBRE Global Real Estate Fund[2]

In addition to the ninety-eight sub-accounts, some contract owners may also allocate funds to the Fixed Interest Account (“FIA”), which is part of MassMutual’s general investment account (“General Account”). Because of exemptive and exclusionary provisions in the securities law, interests in the FIA are not registered under the Securities Act of 1933, and the General Account and the FIA are not registered as an investment company under the 1940 Act.

[1] Fidelity Management & Research Company LLC is the investment adviser to this Portfolio.
[2] Voya Investments, LLC is the investment adviser to this Fund.
[3] Invesco Advisers, Inc. is the investment adviser to this Fund.
[4] MML Investment Advisers, LLC is the investment adviser to this Fund.
[5] Pacific Investment Management Company LLC is the investment adviser to this Portfolio.
[6] Delaware Investment Management, a series of Macquarie Investment Management Business Trust, is the investment adviser to this Portfolio.
[7] BlackRock Advisors, LLC is the investment adviser for this Fund.
[8] Capital Research and Management Company is the investment adviser for this Fund.
[9] Columbia Management Investment Advisers, LLC is the investment adviser for this Fund.
[10] Prior to April 30, 2024, known as Delaware Ivy VIP Asset Strategy Sub-Account.
[11] This Sub-Account/Fund became available to the Separate Account as an investment option on April 29, 2024.
[12] Prior to February 1, 2024, known as Cboe Vest US Large Cap 10% Buffer Strategies VI Sub-Account/Fund.
[13] Janus Henderson Investors US, LLC is the investment adviser to this Fund.
[14] Vest Financial LLC is the investment adviser to this Fund.
[15] This Sub-Account/Fund became available to the Separate Account as an investment option on May 1, 2023.
[16] After the close of business on April 26, 2024, Invesco V.I. Equity and Income Fund (Series I) acquired all the net assets of Invesco V.I. Conservative Balanced Fund (Series I) pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco Funds on September 20, 2023 and by the shareholders of the Invesco V.I. Conservative Balanced Fund (Series I) on January 18, 2024. Shares of Invesco V.I. Conservative Balanced Fund (Series I) were exchanged for the like class of shares of Invesco V.I. Equity and Income Fund (Series I), based on the relative net asset value of the two funds which resulted in Invesco V.I. Conservative Balanced Fund (Series I) receiving 0.89134224 shares of Invesco V.I. Equity and Income Fund (Series I) in exchange of 1 share of Invesco V.I. Conservative Balanced Fund (Series I). As a result of the underlying fund merger, the sub-account name changed from Invesco V.I. Conservative Balanced Fund (Series I) to Invesco V.I. Equity Fund and Income Fund (Series I).
F-66

Notes To Financial Statements (Continued)

17After the close of business on April 26, 2024, Invesco V.I. Equity and Income Fund (Series II) acquired all the net assets of Invesco V.I. Conservative Balanced Fund (Series II) pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco Funds on September 20, 2023 and by the shareholders of the Invesco V.I. Conservative Balanced Fund (Series II) on January 18, 2024. Shares of Invesco V.I. Conservative Balanced Fund (Series II) were exchanged for the like class of shares of Invesco V.I. Equity and Income Fund (Series II), based on the relative net asset value of the two funds which resulted in Invesco V.I. Conservative Balanced Fund (Series II) receiving 0.89134224 shares of Invesco V.I. Equity and Income Fund (Series II) in exchange of 1 share of Invesco V.I. Conservative Balanced Fund (Series II). As a result of the underlying fund merger, the sub-account name changed from Invesco V.I. Conservative Balanced Fund (Series II) to Invesco V.I. Equity Fund and Income Fund (Series II).

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. Massachusetts Mutual Variable Annuity Separate Account 4 follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

A.	Investment Valuation

Investments in the underlying funds held by each sub-account are carried at fair value which is based on the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date and they are generally reinvested in the underlying funds.

C.	Federal Income Taxes

MassMutual is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts, which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a tax liability attributable to the Separate Account.

D.	Contract Charges

See Note 8B for charges associated with the contracts.

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Loans

If the certificate is a tax-sheltered annuity (“TSA”), the contract owners may be able to take a loan under their certificate. All such loans must conform to the requirements of the Internal Revenue Code. There are limitations on the amount of the loan the contract owners can take, and there is a required loan repayment schedule. When a loan is made, the Separate Account transfers the amount of the loan to MassMutual, thereby decreasing both the investments and net assets of the Separate Account by an equal amount. The contract owner is charged interest on the outstanding loan amount based on the interest rate then in effect.

F-67

Notes To Financial Statements (Continued)

G.	Annuitant Mortality Fluctuation

The Separate Account contributes to an Annuitant Mortality Fluctuation Fund (AMFF) reserve maintained by MassMutual as required by regulatory authorities to provide for mortality losses incurred. The AMFF reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from MassMutual are then made quarterly to adjust the AMFF reserve which is held in the Separate Account. Net transfers from the MassMutual to the Separate Account totaled $999,557 and $948,840 for the years ended December 31, 2024 and 2023, respectively. The AMFF reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be borne by MassMutual. The AMFF reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

H.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1994 MGDB table, except for the MassMutual RetireEase SelectSM product which uses the Annuity 2000 table.

I.	Single Reportable Segment

The Separate Account derives revenues from variable annuity products. MassMutual has identified the Head of Brand, Product, and Affiliate Distribution and their Team as the chief operating decision maker (CODM) for overseeing the products and the performance of the underlying funds to evaluate the results of the business and make operational decisions. The Separate Account’s products constitute as a single operating segment and therefore, a single reportable segment. Separate Accounts are structured with a limited purpose by design and their sole purpose, which records and reports the invested funds and activities and performance chosen by contract/policy holders. Investment performance of funds may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2024. There have been no transfers between levels for the year ended December 31, 2024.

F-68

Notes To Financial Statements (Continued)

5.	RELATED PARTY TRANSACTIONS

A.	Sales Agreements

The contracts currently being offered are sold by both registered representatives of MML Investors Services, LLC (“MMLIS”), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Strategic Distributors, LLC (“MSD”), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual, on its own behalf and on behalf of the Separate Account, MMLIS serves as principal underwriter of the contracts sold by its registered representatives and MSD serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

Both MMLIS and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities and Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of contracts by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MSD to those broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the contracts.

B.	Receivable from/Payable to MassMutual

Certain fees such as mortality and expense risk fees are charges paid between the general investment account (the “General Account”) and the Separate Account. The General Account is not registered as an investment company under the 1940 Act.

F-69

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS
The cost of purchases and proceeds from sales of investments for each of the years in the two-year period ended December 41, 2024 were as follows:

		American Funds		American Funds	BlackRock	Columbia
		Insurance Series®	American Funds	Insurance Series®	60/40 Target	Variable	Fidelity®	Fidelity®
		Global Small	Insurance Series®	Washington	Allocation	Portfolio -	VIP	VIP
		Capitalization	New World	Mutual Investors	ETF V.I.	Contrarian Core	Contrafund®	Contrafund®
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
							(Initial Class)	(Service Class 2)
2024
	Cost of purchases	$431,656	$229,799	$1,315,605	$4,126,110	$613,862	$28,615,188	$50,174,576
	Proceeds from sales	(4,916)	(1,689)	(80,297)	(2,039,265)	(18,273)	(49,347,222)	(50,805,672)

					Fidelity®	Invesco	Invesco
		Fidelity®	Fidelity®	Fidelity®	VIP	Oppenheimer V.I.	Oppenheimer V.I.	Invesco V.I.
		VIP	VIP	VIP	Strategic	International	International	Capital
		Health Care	Overseas	Real Estate	Income	Growth	Growth	Appreciation
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
						(Series I)	(Series II)	(Series I)
2024 (Continued)
	Cost of purchases	$1,177,839	$400,041	$323,615	$566,954	$2,440,002	$2,760,694	$4,206,840
	Proceeds from sales	(253,935)	(5,449)	(46,098)	(151,859)	(3,782,946)	(3,785,062)	(39,517,550)

		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
		Capital	Core Plus	Discovery	Discovery	Diversified	Diversified	Equity and
		Appreciation	Bond	Mid Cap Growth	Mid Cap Growth	Dividend	Dividend	Income
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Series II)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)
2024 (Continued)
	Cost of purchases	$142,176	$60,633	$3,691,898	$3,281,296	$425,462	$588,238	$5,908,960
	Proceeds from sales	(2,820,393)	(97,173)	(21,259,586)	(4,730,245)	(585,244)	(3,530,201)	(6,325,511)

		Invesco V.I.			Invesco V.I.	Invesco V.I.
		Equity and	Invesco V.I.	Invesco V.I.	Global Strategic	Global Strategic	Invesco V.I.	Invesco V.I.
		Income	Global	Global	Income	Income	Health Care	Health Care
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
2024 (Continued)
	Cost of purchases	$14,296	$10,285,288	$6,206,917	$13,254,565	$5,357,725	$264,970	$292,413
	Proceeds from sales	(15,736)	(26,236,758)	(14,150,801)	(19,844,019)	(7,583,028)	(1,607,991)	(2,189,499)
F-70

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

Janus Henderson
						Invesco V.I.		Global
		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	U.S. Government	Janus Henderson	Technology and
		Main Street	Main Street	Technology	Technology	Money	Enterprise	Innovation
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Series I)	(Series II)	(Series I)	(Series II)
2024 (Continued)
	Cost of purchases	$3,445,343	$2,752,632	$581,028	$726,756	$1,117,938	$284,187	$2,112,810
	Proceeds from sales	(4,274,016)	(4,844,769)	(2,177,543)	(2,742,494)	(1,466,412)	(1,224)	(72,838)

			Macquarie				MML	MML
			VIP	Macquarie	MML	MML	American	American
		Janus Henderson	Asset	VIP	Aggressive	Aggressive	Funds	Funds
		Overseas	Strategy	Growth	Allocation	Allocation	Core Allocation	Growth
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
					(Initial Class)	(Service Class)
2024 (Continued)
	Cost of purchases	$51,065	$1,016,179	$235,062	$1,448,428	$4,883,649	$40,307,756	$50,665,795
	Proceeds from sales	(242)	(3,410,511)	(602)	(5,066,646)	(18,035,816)	(178,787,435)	(57,437,535)

		MML	MML			MML	MML	MML
		Balanced	Balanced	MML	MML	Blue Chip	Blue Chip	Conservative
		Allocation	Allocation	Blend	Blend	Growth	Growth	Allocation
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
2024 (Continued)
	Cost of purchases	$4,273,025	$13,316,839	$2,319,678	$17,877,274	$4,431,185	$24,327,054	$1,720,519
	Proceeds from sales	(10,061,574)	(58,895,751)	(9,291,476)	(28,071,625)	(12,099,841)	(32,825,530)	(9,011,702)

		MML	MML					MML
		Conservative	Dynamic	MML	MML	MML	MML	Equity
		Allocation	Bond	Equity	Equity	Equity Income	Equity Income	Index
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)
2024 (Continued)
	Cost of purchases	$14,005,764	$3,039,164	$1,206,553	$5,704,438	$12,890,038	$9,308,816	$2,425,722
	Proceeds from sales	(52,198,952)	(1,626,913)	(4,345,682)	(23,089,415)	(21,168,846)	(15,109,011)	(7,916,184)
F-71

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

		MML	MML	MML			MML	MML
		Equity	Equity	Focused	MML	MML	Fundamental	Fundamental
		Index	Rotation	Equity	Foreign	Foreign	Equity	Value
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Service Class I)			(Initial Class)	(Service Class)
2024 (Continued)
	Cost of purchases	$1,833,181	$317,129	$2,462,001	$10,773,621	$1,038,587	$5,227,558	$5,605,223
	Proceeds from sales	(12,204,945)	(460,213)	(4,995,101)	(16,565,885)	(1,673,232)	(4,290,725)	(4,533,135)

					MML	MML		MML
		MML	MML	MML	Growth	Growth	MML	Income
		Global	Global	Global	Allocation	Allocation	High Yield	& Growth
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Class I)	(Class II)	(Service Class I)	(Initial Class)	(Service Class)		(Initial Class)
2024 (Continued)
	Cost of purchases	$684,415	$304,108	$2,473,204	$6,212,602	$18,551,269	$6,232,412	$3,657,809
	Proceeds from sales	(727,719)	(804,904)	(3,371,879)	(38,280,922)	(104,233,895)	(6,539,943)	(3,302,880)

			MML	MML
		MML	Inflation-	Inflation-	MML	MML	MML	MML
		Income	Protected	Protected	International	iShares® 60/40	iShares® 80/20	Large Cap
		& Growth	and Income	and Income	Equity	Allocation	Allocation	Growth
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Service Class)	(Initial Class)	(Service Class)				(Initial Class)
2024 (Continued)
	Cost of purchases	$6,555,064	$14,845,371	$8,325,986	$1,407,350	$11,735,631	$23,116,790	$1,716,525
	Proceeds from sales	(5,035,067)	(18,554,555)	(7,731,134)	(1,376,988)	(711,960)	(1,813,356)	(2,943,685)

		MML	MML	MML	MML	MML
		Large Cap	Managed	Managed	Managed	Managed	MML	MML
		Growth	Bond	Bond	Volatility	Volatility	Mid Cap Growth	Mid Cap Growth
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
2024 (Continued)
	Cost of purchases	$10,594,685	$9,875,412	$28,494,410	$8,239,942	1,784,230	4,159,929	8,010,752
	Proceeds from sales	(6,716,006)	(14,798,236)	(39,107,456)	(14,728,013)	(4,239,470)	(10,384,719)	(18,576,624)
F-72

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

				MML	MML	MML	MML	MML
		MML	MML	Moderate	Moderate	Short-Duration	Small Cap	Small Cap
		Mid Cap Value	Mid Cap Value	Allocation	Allocation	Bond	Equity	Equity
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)
2024 (Continued)
	Cost of purchases	$12,603,633	$5,451,962	$7,639,901	$29,884,705	$6,653,295	$1,945,400	$3,957,310
	Proceeds from sales	(21,979,569)	(8,810,985)	(26,593,996)	(242,615,419)	(9,406,471)	(3,920,845)	(5,594,243)

MML
		MML	MML	MML	MML	MML	Strategic	MML
		Small Cap	Small Cap	Small	Small/Mid Cap	Small/Mid Cap	Emerging	Sustainable
		Growth Equity	Growth Equity	Company Value	Value	Value	Markets	Equity
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Initial Class)	(Service Class)		(Initial Class)	(Service Class)		(Initial Class)
2024 (Continued)
	Cost of purchases	$5,005,235	$1,198,941	$1,126,591	$9,321,794	$3,099,098	$1,401,843	$3,787,837
	Proceeds from sales	(14,662,331)	(4,032,621)	(5,437,235)	(17,302,461)	(5,743,079)	(2,655,257)	(11,950,781)

					PIMCO		Vest	VY®
		MML		MML U.S.	Commodity		US Large Cap	CBRE
		Sustainable	MML Total	Government	RealReturn®	PIMCO	10% Buffer	Global
		Equity	Return Bond	Money Market	Strategy	Income	Strategies V.I.	Real Estate
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
(Service Class)
2024 (Continued)
	Cost of purchases	$3,842,086	$9,303,304	$42,137,035	$851,437	$1,221,288	$4,602,779	$823,535
	Proceeds from sales	(9,569,089)	(4,754,089)	(49,090,317)	(2,034,436)	(166,514)	(319,064)	(2,100,753)
F-73

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

		BlackRock	Cboe Vest	Delaware
		60/40 Target	US Large Cap	Ivy VIP	Fidelity®	Fidelity®	Fidelity®	Fidelity®
		Allocation	10% Buffer	Asset	VIP	VIP	VIP	VIP
		ETF V.I.	Strategies V.I.	Strategy	Contrafund®	Contrafund®	Health Care	Overseas
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
				(Class II)	(Initial Class)	(Service Class 2)
2023
	Cost of purchases	$1,408,248	$465,572	$512,195	$11,045,437	$19,845,188	$608,368	$145,843
	Proceeds from sales	(1,192,333)	(7,358)	(1,488,430)	(36,788,207)	(32,322,582)	(24,429)	(1,210)

			Fidelity®	Invesco	Invesco
		Fidelity®	VIP	Oppenheimer V.I.	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
		VIP	Strategic	International	International	Capital	Capital	Conservative
		Real Estate	Income	Growth	Growth	Appreciation	Appreciation	Balanced
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
				(Series I)	(Series II)	(Series I)	(Series II)	(Series I)
2023 (Continued)
	Cost of purchases	$363,521	$517,514	$463,946	$1,328,341	$5,988,728	$745,568	$123,415
	Proceeds from sales	(16,641)	(33,236)	(3,427,319)	(3,471,443)	(27,590,740)	(1,888,281)	(611,536)

		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
		Conservative	Core Plus	Discovery	Discovery	Diversified	Diversified	Invesco V.I.
		Balanced	Bond	Mid Cap Growth	Mid Cap Growth	Dividend	Dividend	Global
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Series II)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)
2023 (Continued)
	Cost of purchases	$227	$36,176	$5,956,629	$2,064,650	$783,671	$1,187,934	$14,872,907
	Proceeds from sales	(35,678)	(155,889)	(11,695,206)	(3,123,755)	(896,666)	(1,974,283)	(26,205,538)

			Invesco V.I.	Invesco V.I.
		Invesco V.I.	Global Strategic	Global Strategic	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
		Global	Income	Income	Health Care	Health Care	Main Street	Main Street
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
2023 (Continued)
	Cost of purchases	$9,661,292	$4,382,891	$1,756,553	$322,993	$182,116	$2,372,466	$2,154,255
	Proceeds from sales	(10,757,487)	(19,582,716)	(6,341,266)	(1,273,222)	(1,570,948)	(3,527,250)	(3,427,627)
F-74

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

					Janus Henderson			MML
				Invesco V.I.	Global	MML	MML	American
		Invesco V.I.	Invesco V.I.	U.S. Government	Technology and	Aggressive	Aggressive	Funds
		Technology	Technology	Money	Innovation	Allocation	Allocation	Core Allocation
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Series I)	(Series II)			(Initial Class)	(Service Class)
2023 (Continued)
	Cost of purchases	$1,032,349	$677,423	$1,861,345	$321,303	$4,513,061	$12,555,132	$108,562,080
	Proceeds from sales	(1,105,256)	(1,650,668)	(2,571,561)	(34,810)	(4,848,262)	(11,936,760)	(132,364,921)

MML
		American	MML	MML			MML	MML
		Funds	Balanced	Balanced	MML	MML	Blue Chip	Blue Chip
		Growth	Allocation	Allocation	Blend	Blend	Growth	Growth
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
			(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
2023 (Continued)
	Cost of purchases	$53,998,707	$7,285,252	$35,887,918	$1,634,929	$9,656,752	$1,281,389	$7,334,611
	Proceeds from sales	(38,782,479)	(11,817,024)	(51,833,026)	(9,495,746)	(20,572,217)	(9,022,334)	(23,125,220)

		MML	MML	MML
		Conservative	Conservative	Dynamic	MML	MML	MML	MML
		Allocation	Allocation	Bond	Equity	Equity	Equity Income	Equity Income
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
2023 (Continued)
	Cost of purchases	$7,884,760	$30,132,742	$2,170,509	$2,739,711	$10,705,707	$16,922,914	$11,083,453
	Proceeds from sales	(10,339,019)	(50,884,223)	(2,013,929)	(3,432,228)	(17,681,104)	(21,584,808)	(16,935,976)

		MML	MML	MML	MML			MML
		Equity	Equity	Equity	Focused	MML	MML	Fundamental
		Index	Index	Rotation	Equity	Foreign	Foreign	Equity
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Class I)	(Service Class I)			(Initial Class)	(Service Class)
2023 (Continued)
	Cost of purchases	$5,109,783	$3,747,374	$299,613	$4,869,194	$4,532,896	$1,083,293	$2,634,588
	Proceeds from sales	(4,900,033)	(9,441,003)	(798,981)	(4,325,992)	(22,760,528)	(1,890,264)	(3,927,387)
F-75

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

		MML				MML	MML
		Fundamental	MML	MML	MML	Growth	Growth	MML
		Value	Global	Global	Global	Allocation	Allocation	High Yield
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
			(Class I)	(Class II)	(Service Class I)	(Initial Class)	(Service Class)
2023 (Continued)
	Cost of purchases	$4,290,671	$748,663	$441,664	$3,338,227	$47,341,099	$101,334,041	$6,782,921
	Proceeds from sales	(4,598,924)	(472,388)	(560,061)	(2,781,610)	(41,518,153)	(75,509,560)	(6,892,787)

				MML	MML
		MML	MML	Inflation-	Inflation-	MML	MML	MML
		Income	Income	Protected	Protected	International	iShares® 60/40	iShares® 80/20
		& Growth	& Growth	and Income	and Income	Equity	Allocation	Allocation
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
2023 (Continued)
	Cost of purchases	$3,784,211	$6,536,306	$13,308,684	$4,717,110	$1,769,768	$6,658,858	$17,747,705
	Proceeds from sales	(3,374,419)	(4,955,845)	(16,573,698)	(7,924,161)	(1,216,375)	(262,603)	(2,736,453)

		MML	MML	MML	MML	MML	MML
		Large Cap	Large Cap	Managed	Managed	Managed	Managed	MML
		Growth	Growth	Bond	Bond	Volatility	Volatility	Mid Cap Growth
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
2023 (Continued)
	Cost of purchases	$2,257,133	$6,292,436	$8,067,912	$16,778,620	$14,095,459	$3,856,363	$790,566
	Proceeds from sales	(2,963,835)	(2,937,703)	(13,070,622)	(37,864,477)	(11,909,607)	(4,577,203)	(8,675,724)

					MML	MML	MML	MML
		MML	MML	MML	Moderate	Moderate	Short-Duration	Small Cap
		Mid Cap Growth	Mid Cap Value	Mid Cap Value	Allocation	Allocation	Bond	Equity
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
2023 (Continued)
	Cost of purchases	$3,521,879	$24,672,465	$11,909,398	$24,122,948	$140,656,460	$6,252,387	$606,888
	Proceeds from sales	(13,813,944)	(19,528,048)	(9,947,322)	(25,634,865)	(227,355,739)	(6,174,004)	(3,065,607)
F-76

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

MML
		MML	MML	MML	MML	MML	MML	Strategic
		Small Cap	Small Cap	Small Cap	Small	Small/Mid Cap	Small/Mid Cap	Emerging
		Equity	Growth Equity	Growth Equity	Company Value	Value	Value	Markets
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)
2023 (Continued)
	Cost of purchases	$2,299,808	$5,399,898	$953,581	$1,445,599	$12,826,743	$4,420,416	$996,804
	Proceeds from sales	(4,317,999)	(11,052,205)	(3,624,049)	(4,056,341)	(12,607,938)	(3,693,240)	(1,857,338)

						PIMCO		VY®
		MML	MML		MML U.S.	Commodity		CBRE
		Sustainable	Sustainable	MML Total	Government	RealReturn®	PIMCO	Global
		Equity	Equity	Return Bond	Money Market	Strategy	Income	Real Estate
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Initial Class)	(Service Class)
2023 (Continued)
	Cost of purchases	$18,695,587	$16,391,572	$5,119,535	$41,619,200	$1,861,740	$1,265,650	$809,966
	Proceeds from sales	(8,541,008)	(8,040,734)	(5,838,837)	(56,212,686)	(2,171,415)	(32,871)	(1,566,092)
F-77

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

	The changes in outstanding units for the two years ended December 31, 2024 were as follows:

		American Funds		American Funds	BlackRock	Columbia
		Insurance Series®	American Funds	Insurance Series®	60/40 Target	Variable	Fidelity®	Fidelity®
		Global Small	Insurance Series®	Washington	Allocation	Portfolio -	VIP	VIP
		Capitalization	New World	Mutual Investors	ETF V.I.	Contrarian Core	Contrafund®	Contrafund®
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2024						(Initial Class)	(Service Class 2)
	Units purchased	41,812	21,705	111,231	145,441	53,036	18,652	840,578
	Units withdrawn	(235)	(209)	(204)	(113,519)	(152)	(427,106)	(1,079,461)
	Units transferred between Sub-Accounts
	and (to) from the General Account	110	283	23	1,919	(195)	(210,294)	(118,048)
	Net increase (decrease)	41,687	21,779	111,050	33,841	52,689	(618,748)	(356,931)

					Fidelity®	Invesco	Invesco
		Fidelity®	Fidelity®	Fidelity®	VIP	Oppenheimer V.I.	Oppenheimer V.I.	Invesco V.I.
		VIP	VIP	VIP	Strategic	International	International	Capital
		Health Care	Overseas	Real Estate	Income	Growth	Growth	Appreciation
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2024 (Continued)					(Series I)	(Series II)	(Series I)
	Units purchased	88,158	31,652	27,042	32,603	5,805	73,522	11,160
	Units withdrawn	(2,139)	(315)	(517)	(1,001)	(104,828)	(158,600)	(405,115)
	Units transferred between Sub-Accounts
	and (to) from the General Account	(1,843)	1,254	550	6,810	13,846	17,023	(297,698)
	Net increase (decrease)	84,176	32,591	27,075	38,412	(85,177)	(68,055)	(691,653)

		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
		Capital	Core Plus	Discovery	Discovery	Diversified	Diversified	Equity and
		Appreciation	Bond	Mid Cap Growth	Mid Cap Growth	Dividend	Dividend	Income
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2024 (Continued)	(Series II)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)
	Units purchased	1,286	835	14,229	166,275	4,498	3,167	661
	Units withdrawn	(45,124)	(5,470)	(296,094)	(147,861)	(26,905)	(190,132)	(38,799)
	Units transferred between Sub-Accounts
	and (to) from the General Account	(10,152)	-	(101,415)	12,725	516	(18,445)	(1,893)
	Net increase (decrease)	(53,990)	(4,635)	(383,280)	31,139	(21,891)	(205,410)	(40,031)

		Invesco V.I.			Invesco V.I.	Invesco V.I.
		Equity and	Invesco V.I.	Invesco V.I.	Global Strategic	Global Strategic	Invesco V.I.	Invesco V.I.
		Income	Global	Global	Income	Income	Health Care	Health Care
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2024 (Continued)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
	Units purchased	-	17,122	111,286	37,686	168,677	3,258	952
	Units withdrawn	(130)	(394,398)	(388,397)	(1,051,811)	(508,990)	(35,331)	(53,849)
	Units transferred between Sub-Accounts
	and (to) from the General Account	-	(88,753)	(22,709)	527,335	140,884	1,155	4,971
	Net increase (decrease)	(130)	(466,029)	(299,820)	(486,790)	(199,429)	(30,918)	(47,926)
F-78

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)
								Janus Henderson
						Invesco V.I.		Global
		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	U.S. Government	Janus Henderson	Technology and
		Main Street	Main Street	Technology	Technology	Money	Enterprise	Innovation
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2024 (Continued)	(Series I)	(Series II)	(Series I)	(Series II)
	Units purchased	4,487	23,991	6,704	1,394	12,671	25,381	128,835
	Units withdrawn	(85,330)	(161,965)	(42,153)	(35,233)	(127,080)	(91)	(2,948)
	Units transferred between Sub-Accounts
	and (to) from the General Account	(3,175)	(425)	(17,087)	(9,039)	62,480	621	16,278
	Net increase (decrease)	(84,018)	(138,399)	(52,536)	(42,878)	(51,929)	25,911	142,165

			Macquarie				MML	MML
			VIP	Macquarie	MML	MML	American	American
		Janus Henderson	Asset	VIP	Aggressive	Aggressive	Funds	Funds
		Overseas	Strategy	Growth	Allocation	Allocation	Core Allocation	Growth
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2024 (Continued)				(Initial Class)	(Service Class)
	Units purchased	5,209	32,226	18,375	16,323	173,741	1,094,953	2,060,767
	Units withdrawn	(17)	(195,015)	(32)	(135,847)	(691,094)	(7,784,269)	(1,024,944)
	Units transferred between Sub-Accounts
	and (to) from the General Account	7	(1,024)	2,243	(25,615)	(37,186)	(48,020)	(304,582)
	Net increase (decrease)	5,199	(163,813)	20,586	(145,139)	(554,539)	(6,737,336)	731,241

		MML	MML			MML	MML	MML
		Balanced	Balanced	MML	MML	Blue Chip	Blue Chip	Conservative
		Allocation	Allocation	Blend	Blend	Growth	Growth	Allocation
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2024 (Continued)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
	Units purchased	6,926	587,390	7,950	681,538	4,354	594,606	4,380
	Units withdrawn	(346,665)	(3,212,139)	(232,053)	(1,189,358)	(123,572)	(782,484)	(424,590)
	Units transferred between Sub-Accounts
	and (to) from the General Account	9,522	(44,262)	(501)	158,459	(33,686)	(63,414)	(12,288)
	Net increase (decrease)	(330,217)	(2,669,011)	(224,604)	(349,361)	(152,904)	(251,292)	(432,498)

		MML	MML					MML
		Conservative	Dynamic	MML	MML	MML	MML	Equity
		Allocation	Bond	Equity	Equity	Equity Income	Equity Income	Index
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2024 (Continued)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)
	Units purchased	207,714	226,253	3,958	148,753	16,214	130,383	8,179
	Units withdrawn	(3,049,818)	(145,007)	(101,899)	(766,056)	(477,139)	(482,837)	(124,361)
	Units transferred between Sub-Accounts
	and (to) from the General Account	264,488	26,142	(3,419)	3,800	12,437	19,177	(25,004)
	Net increase (decrease)	(2,577,616)	107,388	(101,360)	(613,503)	(448,488)	(333,277)	(141,186)
F-79

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		MML	MML	MML			MML	MML
		Equity	Equity	Focused	MML	MML	Fundamental	Fundamental
		Index	Rotation	Equity	Foreign	Foreign	Equity	Value
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2024 (Continued)	(Service Class I)			(Initial Class)	(Service Class)
	Units purchased	1,915	5,102	64,231	27,076	24,237	144,300	156,632
	Units withdrawn	(195,562)	(15,321)	(159,086)	(733,307)	(94,690)	(124,039)	(171,075)
	Units transferred between Sub-Accounts
	and (to) from the General Account	(23,090)	10	(1,598)	325,349	34,342	7,031	38,463
	Net increase (decrease)	(216,737)	(10,209)	(96,453)	(380,882)	(36,111)	27,292	24,020

					MML	MML		MML
		MML	MML	MML	Growth	Growth	MML	Income
		Global	Global	Global	Allocation	Allocation	High Yield	& Growth
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2024 (Continued)	(Class I)	(Class II)	(Service Class I)	(Initial Class)	(Service Class)		(Initial Class)
	Units purchased	1,106	2,846	54,003	32,264	737,754	226,883	6,872
	Units withdrawn	(19,502)	(38,276)	(134,969)	(1,367,072)	(4,160,709)	(354,307)	(77,421)
	Units transferred between Sub-Accounts
	and (to) from the General Account	7,868	912	9,180	(13,008)	(217,387)	23,314	(3,507)
	Net increase (decrease)	(10,528)	(34,518)	(71,786)	(1,347,816)	(3,640,342)	(104,110)	(74,056)

			MML	MML
		MML	Inflation-	Inflation-	MML	MML	MML	MML
		Income	Protected	Protected	International	iShares® 60/40	iShares® 80/20	Large Cap
		& Growth	and Income	and Income	Equity	Allocation	Allocation	Growth
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2024 (Continued)	(Service Class)	(Initial Class)	(Service Class)				(Initial Class)
	Units purchased	90,622	32,871	458,834	81,239	1,009,693	1,925,895	2,932
	Units withdrawn	(186,816)	(1,155,776)	(541,060)	(84,735)	(33,119)	(89,739)	(44,169)
	Units transferred between Sub-Accounts
	and (to) from the General Account	6,091	681,273	143,221	13,442	22,067	3,253	(4,771)
	Net increase (decrease)	(90,103)	(441,632)	60,995	9,946	998,641	1,839,409	(46,008)

		MML	MML	MML	MML	MML
		Large Cap	Managed	Managed	Managed	Managed	MML	MML
		Growth	Bond	Bond	Volatility	Volatility	Mid Cap Growth	Mid Cap Growth
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2024 (Continued)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
	Units purchased	313,922	31,835	1,053,074	16,678	52,427	7,173	124,691
	Units withdrawn	(173,190)	(846,830)	(2,750,154)	(531,085)	(200,806)	(137,958)	(510,517)
	Units transferred between Sub-Accounts
	and (to) from the General Account	17,194	350,333	784,860	142,122	(1,258)	(9,717)	(8,749)
	Net increase (decrease)	157,926	(464,662)	(912,220)	(372,285)	(149,637)	(140,502)	(394,575)
F-80

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

				MML	MML	MML	MML	MML
		MML	MML	Moderate	Moderate	Short-Duration	Small Cap	Small Cap
		Mid Cap Value	Mid Cap Value	Allocation	Allocation	Bond	Equity	Equity
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2024 (Continued)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)
	Units purchased	13,217	114,258	59,566	690,382	397,511	2,690	145,115
	Units withdrawn	(342,381)	(282,278)	(1,023,201)	(11,527,092)	(802,884)	(66,339)	(184,072)
	Units transferred between Sub-Accounts
	and (to) from the General Account	51,398	17,691	27,700	(278,361)	85,805	638	2,291
	Net increase (decrease)	(277,766)	(150,329)	(935,935)	(11,115,071)	(319,568)	(63,011)	(36,666)

							MML
		MML	MML	MML	MML	MML	Strategic	MML
		Small Cap	Small Cap	Small	Small/Mid Cap	Small/Mid Cap	Emerging	Sustainable
		Growth Equity	Growth Equity	Company Value	Value	Value	Markets	Equity
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2024 (Continued)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)		(Initial Class)
	Units purchased	85,111	45,824	44,477	11,062	81,082	78,866	7,916
	Units withdrawn	(203,903)	(135,296)	(193,045)	(312,418)	(197,907)	(201,458)	(197,499)
	Units transferred between Sub-Accounts
	and (to) from the General Account	2,217	855	(207)	(20,318)	(3,103)	31,793	(33,744)
	Net increase (decrease)	(116,575)	(88,617)	(148,775)	(321,674)	(119,928)	(90,799)	(223,327)

					PIMCO		Vest	VY®
		MML		MML U.S.	Commodity		US Large Cap	CBRE
		Sustainable	MML Total	Government	RealReturn®	PIMCO	10% Buffer	Global
		Equity	Return Bond	Money Market	Strategy	Income	Strategies V.I.	Real Estate
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2024 (Continued)	(Service Class)
	Units purchased	34,727	701,932	1,669,660	15,614	77,638	353,124	5,304
	Units withdrawn	(310,652)	(420,093)	(4,650,417)	(186,105)	(3,680)	(7,159)	(96,261)
	Units transferred between Sub-Accounts
	and (to) from the General Account	(8,701)	125,760	1,830,656	(2,994)	17,775	(6,087)	8,759
	Net increase (decrease)	(284,626)	407,599	(1,150,101)	(173,485)	91,733	339,878	(82,198)
F-81

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		BlackRock	Cboe Vest	Delaware
		60/40 Target	US Large Cap	Ivy VIP	Fidelity®	Fidelity®	Fidelity®	Fidelity®
		Allocation	10% Buffer	Asset	VIP	VIP	VIP	VIP
		ETF V.I.	Strategies V.I.	Strategy	Contrafund®	Contrafund®	Health Care	Overseas
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2023			(Class II)	(Initial Class)	(Service Class 2)
	Units purchased	75,966	44,509	20,515	35,377	647,341	46,113	14,630
	Units withdrawn	(70,450)	(261)	(87,372)	(473,574)	(963,721)	(802)	(23)
	Units transferred between Sub-Accounts
	and (to) from the General Account	(768)	(200)	(6,183)	(168,906)	119,851	12,855	13
	Net increase (decrease)	4,748	44,048	(73,040)	(607,103)	(196,529)	58,166	14,620

			Fidelity®	Invesco	Invesco
		Fidelity®	VIP	Oppenheimer V.I.	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
		VIP	Strategic	International	International	Capital	Capital	Conservative
		Real Estate	Income	Growth	Growth	Appreciation	Appreciation	Balanced
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2023 (Continued)			(Series I)	(Series II)	(Series I)	(Series II)	(Series I)
	Units purchased	37,360	48,029	7,058	69,627	16,223	1,349	1,284
	Units withdrawn	(195)	(487)	(83,881)	(178,269)	(418,829)	(47,740)	(28,735)
	Units transferred between Sub-Accounts
	and (to) from the General Account	3,293	1,722	(27,831)	18,080	(135,544)	18,869	(2,289)
	Net increase (decrease)	40,458	49,264	(104,654)	(90,562)	(538,150)	(27,522)	(29,740)

		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
		Conservative	Core Plus	Discovery	Discovery	Diversified	Diversified	Invesco V.I.
		Balanced	Bond	Mid Cap Growth	Mid Cap Growth	Dividend	Dividend	Global
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2023 (Continued)	(Series II)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)
	Units purchased	-	1	16,962	118,931	7,131	3,453	22,224
	Units withdrawn	(2,173)	(9,860)	(270,262)	(118,587)	(45,451)	(106,477)	(412,832)
	Units transferred between Sub-Accounts
	and (to) from the General Account	-	(47)	125,494	4,249	3,077	(14,949)	(252,398)
	Net increase (decrease)	(2,173)	(9,906)	(127,806)	4,593	(35,243)	(117,973)	(643,006)

			Invesco V.I.	Invesco V.I.
		Invesco V.I.	Global Strategic	Global Strategic	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
		Global	Income	Income	Health Care	Health Care	Main Street	Main Street
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2023 (Continued)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
	Units purchased	145,976	41,222	87,699	3,542	1,941	3,148	30,050
	Units withdrawn	(388,183)	(926,606)	(397,794)	(29,588)	(35,973)	(73,235)	(136,000)
	Units transferred between Sub-Accounts
	and (to) from the General Account	(598)	1,338	7,914	2,536	(5,515)	(13,987)	(3,027)
	Net increase (decrease)	(242,805)	(884,046)	(302,181)	(23,510)	(39,547)	(84,074)	(108,977)
F-82

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

					Janus Henderson			MML
				Invesco V.I.	Global	MML	MML	American
		Invesco V.I.	Invesco V.I.	U.S. Government	Technology and	Aggressive	Aggressive	Funds
		Technology	Technology	Money	Innovation	Allocation	Allocation	Core Allocation
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2023 (Continued)	(Series I)	(Series II)			(Initial Class)	(Service Class)
	Units purchased	9,525	1,990	7,637	25,201	20,498	158,859	354,195
	Units withdrawn	(39,183)	(30,968)	(192,455)	(271)	(179,907)	(546,308)	(6,485,414)
	Units transferred between Sub-Accounts
	and (to) from the General Account	16,011	6,373	93,126	3,817	(4,793)	4,169	50,070
	Net increase (decrease)	(13,647)	(22,605)	(91,692)	28,747	(164,202)	(383,280)	(6,081,149)
		MML
		American	MML	MML			MML	MML
		Funds	Balanced	Balanced	MML	MML	Blue Chip	Blue Chip
		Growth	Allocation	Allocation	Blend	Blend	Growth	Growth
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2023 (Continued)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
	Units purchased	1,056,639	16,296	534,552	9,217	488,355	6,622	368,782
	Units withdrawn	(925,146)	(556,796)	(2,907,212)	(272,188)	(1,029,778)	(117,042)	(766,078)
	Units transferred between Sub-Accounts
	and (to) from the General Account	59,638	(21,375)	(167,964)	(8,593)	2,686	(24,777)	21,980
	Net increase (decrease)	191,131	(561,875)	(2,540,624)	(271,564)	(538,737)	(135,197)	(375,316)

		MML	MML	MML
		Conservative	Conservative	Dynamic	MML	MML	MML	MML
		Allocation	Allocation	Bond	Equity	Equity	Equity Income	Equity Income
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2023 (Continued)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
	Units purchased	7,019	309,248	170,594	5,686	102,634	19,757	145,659
	Units withdrawn	(488,076)	(2,865,731)	(180,690)	(80,960)	(568,999)	(491,709)	(591,498)
	Units transferred between Sub-Accounts
	and (to) from the General Account	71,714	(156,342)	(6,127)	(12,383)	(77,407)	18,576	(17,147)
	Net increase (decrease)	(409,343)	(2,712,825)	(16,223)	(87,657)	(543,772)	(453,376)	(462,986)

		MML	MML	MML	MML			MML
		Equity	Equity	Equity	Focused	MML	MML	Fundamental
		Index	Index	Rotation	Equity	Foreign	Foreign	Equity
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2023 (Continued)	(Class I)	(Service Class I)			(Initial Class)	(Service Class)
	Units purchased	9,042	2,941	14,878	113,199	25,794	18,788	97,598
	Units withdrawn	(105,034)	(200,779)	(35,219)	(143,704)	(702,709)	(87,309)	(129,645)
	Units transferred between Sub-Accounts
	and (to) from the General Account	33,339	(6,614)	3,823	9,959	(472,592)	10,881	30,614
	Net increase (decrease)	(62,653)	(204,452)	(16,518)	(20,546)	(1,149,507)	(57,640)	(1,433)
F-83

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		MML				MML	MML
		Fundamental	MML	MML	MML	Growth	Growth	MML
		Value	Global	Global	Global	Allocation	Allocation	High Yield
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2023 (Continued)		(Class I)	(Class II)	(Service Class I)	(Initial Class)	(Service Class)
	Units purchased	146,714	1,330	3,713	88,873	112,187	722,388	302,182
	Units withdrawn	(210,919)	(14,756)	(23,468)	(95,174)	(1,609,402)	(3,361,658)	(418,133)
	Units transferred between Sub-Accounts
	and (to) from the General Account	11,110	13,997	(143)	(463)	(128,703)	(47,120)	9,054
	Net increase (decrease)	(53,095)	571	(19,898)	(6,764)	(1,625,918)	(2,686,390)	(106,897)

				MML	MML
		MML	MML	Inflation-	Inflation-	MML	MML	MML
		Income	Income	Protected	Protected	International	iShares® 60/40	iShares® 80/20
		& Growth	& Growth	and Income	and Income	Equity	Allocation	Allocation
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2023 (Continued)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
	Units purchased	5,936	122,429	36,913	224,327	92,200	676,164	1,613,468
	Units withdrawn	(87,930)	(198,813)	(961,935)	(551,259)	(73,434)	(18,734)	(52,155)
	Units transferred between Sub-Accounts
	and (to) from the General Account	8,354	5,204	482,863	(10,199)	40,411	10,724	7,650
	Net increase (decrease)	(73,640)	(71,180)	(442,159)	(337,131)	59,177	668,154	1,568,963

		MML	MML	MML	MML	MML	MML
		Large Cap	Large Cap	Managed	Managed	Managed	Managed	MML
		Growth	Growth	Bond	Bond	Volatility	Volatility	Mid Cap Growth
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2023 (Continued)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
	Units purchased	3,418	230,678	37,445	671,056	18,242	25,609	10,092
	Units withdrawn	(54,796)	(97,369)	(751,475)	(2,809,634)	(483,656)	(252,460)	(127,368)
	Units transferred between Sub-Accounts
	and (to) from the General Account	13,848	8,771	255,063	287,528	(19,780)	(16,229)	(12,082)
	Net increase (decrease)	(37,530)	142,080	(458,967)	(1,851,050)	(485,194)	(243,080)	(129,358)

					MML	MML	MML	MML
		MML	MML	MML	Moderate	Moderate	Short-Duration	Small Cap
		Mid Cap Growth	Mid Cap Value	Mid Cap Value	Allocation	Allocation	Bond	Equity
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2023 (Continued)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
	Units purchased	224,962	12,623	172,305	42,339	829,091	457,051	3,438
	Units withdrawn	(472,611)	(310,361)	(356,864)	(1,124,713)	(12,210,700)	(536,580)	(56,978)
	Units transferred between Sub-Accounts
	and (to) from the General Account	(1,369)	39,091	(7,239)	9,732	(84,764)	35,697	(5,787)
	Net increase (decrease)	(249,018)	(258,647)	(191,798)	(1,072,642)	(11,466,373)	(43,832)	(59,327)
F-84

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

								MML
		MML	MML	MML	MML	MML	MML	Strategic
		Small Cap	Small Cap	Small Cap	Small	Small/Mid Cap	Small/Mid Cap	Emerging
		Equity	Growth Equity	Growth Equity	Company Value	Value	Value	Markets
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2023 (Continued)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)
	Units purchased	117,688	127,110	44,529	53,541	12,019	69,380	74,073
	Units withdrawn	(148,737)	(196,577)	(127,905)	(161,659)	(296,976)	(156,463)	(145,846)
	Units transferred between Sub-Accounts
	and (to) from the General Account	(17,180)	62,034	368	321	25,019	13,652	9,728
	Net increase (decrease)	(48,229)	(7,433)	(83,008)	(107,797)	(259,938)	(73,431)	(62,045)

						PIMCO		VY®
		MML	MML		MML U.S.	Commodity		CBRE
		Sustainable	Sustainable	MML Total	Government	RealReturn®	PIMCO	Global
		Equity	Equity	Return Bond	Money Market	Strategy	Income	Real Estate
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2023 (Continued)	(Initial Class)	(Service Class)
	Units purchased	8,021	75,324	365,993	1,789,357	18,945	118,671	7,316
	Units withdrawn	(155,778)	(312,859)	(505,255)	(5,068,783)	(147,190)	(1,002)	(70,669)
	Units transferred between Sub-Accounts
	and (to) from the General Account	(33,492)	(11,558)	49,594	1,218,644	(73,682)	5,193	6,190
	Net increase (decrease)	(181,249)	(249,093)	(89,668)	(2,060,782)	(201,927)	122,862	(57,163)
F-85

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

	A.					A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the years in the five-year period ended December 31, 2024 follows:

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
American Funds Insurance Series® Global Small Capitalization Sub-Account
	2024	41,687	$-	-	$10.15	$423,212	0.12%	-%	-	1.30%	-%	-	1.52%
American Funds Insurance Series® New World Sub-Account
	2024	21,779	-	-	10.07	219,283	1.88	-	-	1.30	-	-	0.69
American Funds Insurance Series® Washington Mutual Investors Sub-Account
	2024	111,050	-	-	11.08	1,230,490	2.36	-	-	1.30	-	-	10.81
BlackRock 60/40 Target Allocation ETF V.I. Sub-Account
	2024	1,234,920	16.07	to	17.30	21,345,556	2.23	1.00	to	1.80	9.36	to	10.25
	2023	1,201,079	14.69	to	15.69	18,823,486	1.91	1.00	to	1.80	13.26	to	14.17
	2022	1,196,331	12.97	to	13.40	16,425,190	1.90	1.00	to	1.80	(16.55)	to	(16.17)
	2021	1,135,192	15.55	to	16.33	18,530,683	2.15	1.00	to	1.80	9.71	to	10.59
	2020	603,542	14.17	to	14.77	8,908,234	1.89	1.00	to	1.80	12.31	to	13.21
Columbia Variable Portfolio - Contrarian Core Sub-Account
	2024	52,689	-	-	11.25	592,553	-	-	-	1.30	-	-	12.48
Fidelity® VIP Contrafund® Sub-Account (Initial Class)
	2024	2,651,079	53.73	to	88.28	201,616,744	0.18	0.95	to	2.60	30.34	to	32.52
	2023	3,269,827	41.22	to	66.62	187,411,670	0.46	0.95	to	2.60	30.04	to	32.19
	2022	3,876,930	31.70	to	50.39	168,304,213	0.49	0.95	to	2.60	(28.20)	to	(27.01)
	2021	4,187,353	44.15	to	69.04	250,765,962	0.06	0.95	to	2.60	24.56	to	26.63
	2020	4,994,284	35.45	to	54.52	237,247,151	0.24	0.95	to	2.60	27.22	to	29.33
Fidelity® VIP Contrafund® Sub-Account (Service Class 2)
	2024	7,824,611	31.61	to	48.34	272,573,240	0.03	1.00	to	3.10	29.36	to	32.11
	2023	8,181,542	23.92	to	37.37	231,386,664	0.26	1.00	to	3.10	29.07	to	31.80
	2022	8,378,070	18.15	to	28.95	191,667,565	0.26	1.00	to	3.10	(28.73)	to	(27.22)
	2021	8,481,331	24.94	to	40.62	279,055,343	0.03	1.00	to	3.10	23.62	to	26.24
	2020	8,326,913	19.76	to	32.86	229,257,699	0.08	1.00	to	3.10	26.26	to	28.94
Fidelity® VIP Health Care Sub-Account[5]
	2024	186,062	-	-	10.87	2,021,591	-	-	-	1.30	-	-	3.50
	2023	101,885	-	-	10.50	1,069,597	-	1.00	to	3.10	-	-	2.67
	2022	43,720	-	-	10.22	447,027	-	1.00	to	3.10	-	-	-
Fidelity® VIP Overseas Sub-Account[7]
	2024	47,211	-	-	10.90	514,423	2.47	-	-	1.30	-	-	3.45
	2023	14,620	-	-	10.53	153,996	1.48	1.00	to	3.10	-	-	-
Fidelity® VIP Real Estate Sub-Account[5]
	2024	86,017	-	-	9.45	813,232	4.78	-	-	1.30	-	-	4.87
	2023	58,941	-	-	9.02	531,372	3.41	1.00	to	3.10	-	-	9.46
	2022	18,483	-	-	8.24	152,225	1.70	1.00	to	3.10	-	-	-
Fidelity® VIP Strategic Income Sub-Account[5]
	2024	109,832	-	-	10.21	1,121,911	4.36	-	-	1.30	-	-	4.41
	2023	71,420	-	-	9.78	698,753	7.82	0.95	to	3.10	-	-	7.77
	2022	22,156	-	-	9.08	201,143	6.33	0.95	to	3.10	-	-	-
F-86

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Invesco Oppenheimer V.I. International Growth Sub-Account (Series I)
	2024	655,815	$20.35	to	$31.55	$18,240,712	0.63%	0.95%	to	2.60%	(4.21)%	to	(2.61)%
	2023	740,991	21.25	to	32.39	21,214,036	0.58	0.95	to	2.60	17.97	to	19.92
	2022	845,645	18.01	to	27.01	20,298,479	-	0.95	to	2.60	(29.00)	to	(27.82)
	2021	857,957	25.37	to	37.42	28,738,025	-	0.95	to	2.60	7.39	to	9.18
	2020	1,029,713	23.62	to	34.27	32,043,570	0.93	0.95	to	2.60	18.38	to	20.35
Invesco Oppenheimer V.I. International Growth Sub-Account (Series II)
	2024	1,004,408	13.06	to	18.34	17,853,447	0.34	1.00	to	3.10	(4.83)	to	(2.80)
	2023	1,072,463	13.43	to	19.27	20,333,526	0.30	1.00	to	3.10	16.97	to	19.44
	2022	1,163,026	11.24	to	16.48	18,848,749	-	1.00	to	3.10	(29.39)	to	(27.89)
	2021	1,142,992	15.59	to	23.33	26,049,458	-	1.00	to	3.10	6.76	to	9.02
	2020	1,189,787	14.30	to	21.85	25,837,159	0.62	1.00	to	3.10	17.35	to	19.84
Invesco V.I. Capital Appreciation Sub-Account (Series I)
	2024	2,156,138	39.24	to	59.64	116,612,496	-	0.95	to	2.60	30.70	to	32.89
	2023	2,847,791	30.03	to	44.88	116,367,287	-	0.95	to	2.60	31.92	to	34.10
	2022	3,385,941	22.76	to	33.47	103,556,439	-	0.95	to	2.60	(32.56)	to	(31.44)
	2021	3,595,992	33.75	to	48.81	161,466,451	-	0.95	to	2.60	19.42	to	21.41
	2020	4,332,520	28.26	to	40.20	160,848,549	-	0.95	to	2.60	33.08	to	35.30
Invesco V.I. Capital Appreciation Sub-Account (Series II)
	2024	169,396	35.30	to	55.37	8,635,190	-	1.15	to	3.10	29.72	to	32.29
	2023	223,386	27.21	to	41.86	8,701,153	-	1.15	to	3.10	30.92	to	33.49
	2022	250,907	20.79	to	31.36	7,405,869	-	1.15	to	3.10	(33.07)	to	(31.75)
	2021	311,599	31.06	to	45.94	13,493,003	-	1.15	to	3.10	18.55	to	20.88
	2020	366,591	26.20	to	38.01	13,216,783	-	1.15	to	3.10	32.08	to	34.68
Invesco V.I. Core Plus Bond Sub-Account[10]
	2024	89,438	-	-	14.52	1,298,892	3.69	-	-	1.40	-	-	1.62
	2023	94,073	-	-	14.29	1,344,454	2.60	-	-	1.40	-	-	4.67
	2022	103,980	-	-	13.65	1,419,773	1.93	-	-	1.40	-	-	(15.22)
	2021	110,047	-	-	16.11	1,772,416	2.05	-	-	1.40	-	-	(3.02)
	2020	120,583	-	-	16.61	2,002,482	3.09	-	-	1.40	-	-	8.18
Invesco V.I. Discovery Mid Cap Growth Sub-Account (Series I)
	2024	1,634,057	35.14	to	52.19	71,395,008	-	0.95	to	2.60	21.03	to	23.05
	2023	2,017,336	29.03	to	42.42	72,492,489	-	0.95	to	2.60	10.26	to	12.08
	2022	2,145,143	26.33	to	37.84	69,315,183	-	0.95	to	2.60	(32.75)	to	(31.63)
	2021	2,211,697	39.15	to	55.35	105,647,787	-	0.95	to	2.60	16.04	to	17.97
	2020	2,592,033	33.74	to	46.92	106,383,035	0.04	0.95	to	2.60	37.08	to	39.36
Invesco V.I. Discovery Mid Cap Growth Sub-Account (Series II)
	2024	1,168,960	25.03	to	31.59	28,899,494	-	1.00	to	3.10	20.12	to	22.68
	2023	1,137,821	20.40	to	26.30	24,635,259	-	1.00	to	3.10	9.42	to	11.73
	2022	1,133,228	18.26	to	24.03	22,846,294	-	1.00	to	3.10	(33.23)	to	(31.82)
	2021	1,126,999	26.78	to	35.99	34,332,308	-	1.00	to	3.10	15.17	to	17.61
	2020	1,067,971	22.77	to	31.25	28,338,933	-	1.00	to	3.10	35.96	to	38.85
Invesco V.I. Diversified Dividend Sub-Account (Series I)
	2024	260,704	11.76	to	19.16	4,569,634	1.87	0.95	to	2.60	10.30	to	12.14
	2023	282,594	10.66	to	17.09	4,424,798	1.97	0.95	to	2.60	6.25	to	8.02
	2022	317,837	10.04	to	15.82	4,603,701	1.89	0.95	to	2.60	(4.20)	to	(2.61)
	2021	331,261	10.48	to	16.24	4,919,882	1.76	0.95	to	2.60	15.84	to	17.77
	2020	483,803	9.04	to	13.79	6,302,426	3.18	0.95	to	2.60	(2.43)	to	(0.81)
F-87

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Invesco V.I. Diversified Dividend Sub-Account (Series II)
	2024	405,397	$10.61	to	$16.77	$6,250,438	1.36%	1.15%	to	3.10%	9.50%	to	11.66%
	2023	610,808	9.69	to	15.02	8,547,518	1.71	1.15	to	3.10	5.46	to	7.53
	2022	728,781	9.19	to	13.97	9,489,706	1.58	1.15	to	3.10	(4.91)	to	(3.04)
	2021	841,059	9.66	to	14.40	11,345,055	1.94	1.15	to	3.10	14.98	to	17.24
	2020	945,327	8.40	to	12.29	10,939,473	2.70	1.15	to	3.10	(3.18)	to	(1.28)
Invesco V.I. Equity and Income Sub-Account (Series I)[8]
	2024	247,140	13.47	to	22.12	5,055,964	2.17	0.95	to	2.60	7.18	to	8.92
	2023	287,172	12.56	to	20.28	5,382,578	1.86	0.95	to	2.60	9.72	to	11.54
	2022	316,912	11.44	to	18.18	5,338,477	1.36	0.95	to	2.60	(18.99)	to	(17.64)
	2021	340,713	14.13	to	22.07	6,987,321	1.47	0.95	to	2.60	7.79	to	9.59
	2020	377,168	13.10	to	20.14	7,060,991	2.07	0.95	to	2.60	11.91	to	13.77
Invesco V.I. Equity and Income Sub-Account (Series II)[9]
	2024	667	12.95	to	18.44	12,297	2.00	1.15	to	2.80	6.88	to	8.45
	2023	797	12.10	to	16.98	13,532	0.61	1.15	to	2.80	9.38	to	11.03
	2022	2,970	11.07	to	15.29	45,427	1.15	1.15	to	2.80	(19.19)	to	(17.97)
	2021	3,042	13.69	to	18.64	56,716	0.99	1.15	to	2.80	7.41	to	9.04
	2020	4,777	12.75	to	17.10	76,534	1.88	1.15	to	2.65	11.59	to	13.28
Invesco V.I. Global Sub-Account (Series I)
	2024	2,524,262	33.46	to	55.46	123,197,000	-	0.95	to	2.60	13.07	to	14.96
	2023	2,990,290	29.59	to	48.24	127,106,320	0.22	0.95	to	2.60	31.29	to	33.47
	2022	3,633,296	22.54	to	36.14	115,923,743	-	0.95	to	2.60	(33.52)	to	(32.41)
	2021	3,694,110	33.90	to	53.48	176,055,227	-	0.95	to	2.60	12.53	to	14.40
	2020	4,227,403	30.13	to	46.75	176,607,524	0.67	0.95	to	2.60	24.36	to	26.43
Invesco V.I. Global Sub-Account (Series II)
	2024	1,963,799	21.40	to	30.11	55,424,326	-	1.00	to	3.10	12.23	to	14.63
	2023	2,263,619	18.67	to	26.83	58,095,537	-	1.00	to	3.10	30.36	to	33.11
	2022	2,506,424	14.03	to	20.58	49,427,513	-	1.00	to	3.10	(34.01)	to	(32.61)
	2021	2,571,246	20.81	to	31.19	77,475,203	-	1.00	to	3.10	11.66	to	14.02
	2020	2,759,316	18.25	to	27.94	75,781,828	0.44	1.00	to	3.10	23.45	to	26.07
Invesco V.I. Global Strategic Income Sub-Account (Series I)
	2024	5,611,693	12.11	to	20.93	92,564,391	3.00	0.95	to	2.60	0.50	to	2.18
	2023	6,098,483	12.05	to	20.49	98,973,441	-	0.95	to	2.60	6.10	to	7.86
	2022	6,982,530	11.36	to	18.99	105,617,322	-	0.95	to	2.60	(13.73)	to	(12.30)
	2021	8,302,751	13.17	to	21.66	143,423,120	4.69	0.95	to	2.60	(5.89)	to	(4.33)
	2020	8,478,804	13.99	to	22.64	154,124,943	5.81	0.95	to	2.60	0.75	to	2.42
Invesco V.I. Global Strategic Income Sub-Account (Series II)
	2024	3,021,736	10.35	to	10.87	39,580,073	2.67	1.00	to	3.10	(0.37)	to	1.76
	2023	3,221,166	10.18	to	10.91	41,784,589	-	1.00	to	3.10	5.29	to	7.52
	2022	3,523,347	9.46	to	10.36	42,908,119	-	1.00	to	3.10	(14.40)	to	(12.59)
	2021	4,059,143	10.83	to	12.11	57,328,981	4.29	1.00	to	3.10	(6.51)	to	(4.52)
	2020	4,076,835	11.34	to	12.95	61,117,704	5.16	1.00	to	3.10	(0.15)	to	1.97
Invesco V.I. Health Care Sub-Account (Series I)
	2024	206,912	25.67	to	40.65	7,375,305	-	0.95	to	2.60	1.48	to	3.18
	2023	237,830	25.29	to	39.40	8,279,217	-	0.95	to	2.60	0.39	to	2.05
	2022	261,340	25.20	to	38.61	8,993,115	-	0.95	to	2.60	(15.54)	to	(14.14)
	2021	282,080	29.83	to	44.97	11,396,798	0.20	0.95	to	2.60	9.42	to	11.24
	2020	309,109	27.26	to	40.42	11,325,826	0.31	0.95	to	2.60	11.52	to	13.38
F-88

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Invesco V.I. Health Care Sub-Account (Series II)
	2024	173,135	$23.09	to	$36.80	$5,939,378	-%	1.15%	to	3.10%	0.68%	to	2.67%
	2023	221,061	22.94	to	35.84	7,445,184	-	1.15	to	3.10	(0.36)	to	1.59
	2022	260,608	23.02	to	35.28	8,644,331	-	1.15	to	3.10	(16.17)	to	(14.52)
	2021	298,106	27.46	to	41.27	11,700,675	-	1.15	to	3.10	8.62	to	10.76
	2020	350,828	25.28	to	37.26	12,414,240	0.09	1.15	to	3.10	10.71	to	12.89
Invesco V.I. Main Street Sub-Account (Series I)
	2024	694,353	35.01	to	53.21	32,276,956	-	0.95	to	2.60	20.46	to	22.47
	2023	778,371	29.06	to	43.45	29,488,977	0.83	0.95	to	2.60	20.07	to	22.06
	2022	862,445	24.21	to	35.60	26,861,840	1.45	0.95	to	2.60	(22.18)	to	(20.89)
	2021	939,913	31.10	to	45.00	37,181,449	0.70	0.95	to	2.60	24.30	to	26.36
	2020	1,047,878	25.02	to	35.61	33,044,884	1.49	0.95	to	2.60	11.02	to	12.87
Invesco V.I. Main Street Sub-Account (Series II)
	2024	742,894	24.90	to	31.51	20,544,532	-	1.00	to	3.10	19.61	to	22.16
	2023	881,293	20.38	to	26.34	20,291,673	0.49	1.00	to	3.10	19.09	to	21.61
	2022	990,269	16.76	to	22.12	18,959,328	1.09	1.00	to	3.10	(22.74)	to	(21.10)
	2021	1,068,989	21.24	to	28.63	26,323,196	0.52	1.00	to	3.10	23.35	to	25.97
	2020	1,040,875	16.86	to	23.21	21,292,780	1.17	1.00	to	3.10	10.22	to	12.56
Invesco V.I. Technology Sub-Account (Series I)
	2024	288,501	42.37	to	59.92	8,295,217	-	0.95	to	2.60	30.81	to	32.99
	2023	341,037	32.39	to	45.06	7,811,874	-	0.95	to	2.60	43.19	to	45.56
	2022	354,685	22.62	to	30.95	5,414,369	-	0.95	to	2.60	(41.49)	to	(40.52)
	2021	361,364	38.66	to	52.04	9,838,777	-	0.95	to	2.60	11.47	to	13.33
	2020	381,843	34.68	to	45.92	9,461,356	-	0.95	to	2.60	42.37	to	44.74
Invesco V.I. Technology Sub-Account (Series II)
	2024	138,474	38.10	to	68.78	8,372,166	-	1.15	to	3.10	29.75	to	32.32
	2023	181,352	29.36	to	51.98	8,322,967	-	1.15	to	3.10	42.26	to	45.05
	2022	203,958	20.64	to	35.84	6,511,762	-	1.15	to	3.10	(41.94)	to	(40.80)
	2021	236,464	35.55	to	60.54	12,810,416	-	1.15	to	3.10	10.60	to	12.77
	2020	274,028	32.15	to	53.68	13,181,326	-	1.15	to	3.10	41.35	to	44.13
Invesco V.I. U.S. Government Money Sub-Account
	2024	507,739	7.84	to	11.11	5,640,986	4.53	0.95	to	2.60	1.94	to	3.65
	2023	559,667	7.69	to	10.71	5,990,501	4.40	0.95	to	2.60	1.85	to	3.54
	2022	651,358	7.55	to	10.35	6,701,851	1.29	0.95	to	2.60	(1.31)	to	0.33
	2021	565,742	7.65	to	10.31	5,812,814	0.01	0.95	to	2.60	(2.56)	to	(0.94)
	2020	657,647	7.85	to	10.41	6,847,355	0.22	0.95	to	2.60	(2.35)	to	(0.73)
Janus Henderson Enterprise Sub-Account⁸
	2024	25,911	-	-	10.92	282,963	0.13	-	-	1.30	-	-	9.21
Janus Henderson Global Technology and Innovation Sub-Account[5]
	2024	203,266	-	-	14.98	3,044,971	-	-	-	1.30	-	-	30.05
	2023	61,103	-	-	11.52	703,850	-	0.95	to	2.60	-	-	52.29
	2022	32,355	-	-	7.56	244,729	-	0.95	to	2.60	-	-	-
Janus Henderson Overseas Sub-Account
	2024	5,200	-	-	9.69	50,372	1.95	-	-	1.30	-	-	(3.12)
F-89

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Macquarie VIP Asset Strategy Sub-Account[4]
	2024	596,470	$14.27	to	$16.04	$9,391,582	1.77%	1.00%	to	3.10%	8.99%	to	11.31%
	2023	760,284	13.09	to	14.41	11,089,050	2.11	1.00	to	3.10	10.47	to	12.81
	2022	833,323	11.85	to	12.77	10,874,142	1.57	1.00	to	3.10	(17.34)	to	(15.59)
	2021	841,382	14.34	to	15.13	13,346,595	1.55	1.00	to	3.10	7.07	to	9.34
	2020	904,514	13.39	to	13.84	13,270,558	2.02	1.00	to	3.10	10.40	to	12.74
Macquarie VIP Growth Sub-Account
	2024	20,586	-	-	11.55	237,809	-	-	-	1.30	-	-	15.48
MML Aggressive Allocation Sub-Account (Initial Class)
	2024	882,659	22.78	to	30.13	25,412,008	1.13	0.95	to	2.60	9.83	to	11.67
	2023	1,027,797	20.74	to	26.98	26,625,090	2.88	0.95	to	2.60	15.29	to	17.20
	2022	1,192,000	17.99	to	23.02	26,453,572	2.02	0.95	to	2.60	(18.05)	to	(16.69)
	2021	1,359,322	21.95	to	27.63	36,316,920	1.25	0.95	to	2.60	13.65	to	15.54
	2020	1,451,095	19.32	to	23.92	33,588,339	1.67	0.95	to	2.60	10.44	to	12.27
MML Aggressive Allocation Sub-Account (Service Class)
	2024	2,852,095	19.03	to	20.32	63,710,860	0.91	1.00	to	3.10	9.09	to	11.42
	2023	3,406,635	17.08	to	18.62	70,495,980	2.61	1.00	to	3.10	14.38	to	16.80
	2022	3,789,915	14.63	to	16.28	68,477,846	1.81	1.00	to	3.10	(18.68)	to	(16.96)
	2021	4,300,766	17.61	to	20.02	95,058,178	1.03	1.00	to	3.10	12.85	to	15.25
	2020	4,774,344	15.28	to	17.74	93,600,335	1.38	1.00	to	3.10	9.63	to	11.95
MML American Funds Core Allocation Sub-Account
	2024	26,617,261	17.47	to	17.95	569,388,804	1.76	1.00	to	3.10	8.44	to	10.75
	2023	33,354,597	15.77	to	16.56	658,413,694	3.79	1.00	to	3.10	10.89	to	13.24
	2022	39,435,747	13.93	to	14.93	692,811,278	2.13	1.00	to	3.10	(16.33)	to	(14.56)
	2021	44,078,410	16.30	to	17.84	919,106,679	1.31	1.00	to	3.10	9.41	to	11.73
	2020	49,211,939	14.59	to	16.31	930,308,860	1.73	1.00	to	3.10	7.99	to	10.28
MML American Funds Growth Sub-Account
	2024	8,263,061	38.10	to	46.67	277,486,729	-	1.00	to	3.10	27.09	to	29.80
	2023	7,531,821	29.35	to	36.72	234,932,146	1.43	1.00	to	3.10	33.76	to	36.59
	2022	7,340,690	21.49	to	27.45	187,123,822	0.43	1.00	to	3.10	(32.42)	to	(30.98)
	2021	7,241,440	31.13	to	40.62	282,628,214	-	1.00	to	3.10	17.84	to	20.34
	2020	7,372,819	25.87	to	34.47	249,753,195	0.72	1.00	to	3.10	46.80	to	49.91
MML American Funds International Sub-Account[6]
	2024	-	-	-	-	-	-	-	-	-	-	-	-
	2023	-	-	-	-	-	-	-	-	-	-	-	-
	2022	-	-	-	-	-	-	-	-	-	-	-	-
	2021	3,575,717	13.26	to	14.27	57,592,722	0.13	1.00	to	3.10	(4.95)	to	(2.93)
	2020	3,496,882	13.95	to	14.70	58,820,176	1.03	1.00	to	3.10	9.98	to	12.31
MML Balanced Allocation Sub-Account (Initial Class)
	2024	2,543,623	16.18	to	21.39	51,396,053	2.33	0.95	to	2.60	4.92	to	6.67
	2023	2,873,841	15.42	to	20.06	54,442,079	3.13	0.95	to	2.60	9.59	to	11.41
	2022	3,435,716	14.07	to	18.00	58,629,976	3.59	0.95	to	2.60	(16.91)	to	(15.53)
	2021	3,892,604	16.93	to	21.31	78,951,185	1.25	0.95	to	2.60	7.16	to	8.94
	2020	4,442,634	15.80	to	19.56	83,010,888	2.67	0.95	to	2.60	8.09	to	9.89
F-90

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Balanced Allocation Sub-Account (Service Class)
	2024	13,178,062	$14.58	to	$14.45	$219,297,390	2.06%	1.00%	to	3.10%	4.07%	to	6.29%
	2023	15,847,072	13.72	to	13.88	252,483,566	2.90	1.00	to	3.10	8.84	to	11.15
	2022	18,387,696	12.34	to	12.75	267,376,596	3.34	1.00	to	3.10	(17.56)	to	(15.81)
	2021	20,676,935	14.66	to	15.47	363,104,191	1.01	1.00	to	3.10	6.35	to	8.61
	2020	22,692,373	13.50	to	14.54	373,173,046	2.42	1.00	to	3.10	7.27	to	9.54
MML Blend Sub-Account (Initial Class)
	2024	1,402,386	26.68	to	41.27	49,363,572	1.87	0.95	to	2.60	11.69	to	13.55
	2023	1,626,991	23.88	to	36.34	50,812,477	1.69	0.95	to	2.60	14.61	to	16.51
	2022	1,898,554	20.84	to	31.19	51,298,275	1.35	0.95	to	2.60	(18.73)	to	(17.38)
	2021	2,100,227	25.64	to	37.75	68,982,917	2.11	0.95	to	2.60	12.07	to	13.94
	2020	2,246,956	22.88	to	33.14	65,024,452	-	0.95	to	2.60	9.97	to	11.80
MML Blend Sub-Account (Service Class)
	2024	10,032,008	18.87	to	24.00	198,194,651	1.65	1.00	to	3.10	10.85	to	13.21
	2023	10,381,369	16.66	to	21.65	187,651,135	1.45	1.00	to	3.10	13.75	to	16.16
	2022	10,920,106	14.35	to	19.03	172,514,255	1.12	1.00	to	3.10	(19.34)	to	(17.63)
	2021	11,045,227	17.42	to	23.60	217,290,953	1.97	1.00	to	3.10	11.24	to	13.60
	2020	10,470,381	15.33	to	21.21	185,705,276	-	1.00	to	3.10	9.14	to	11.45
MML Blue Chip Growth Sub-Account (Initial Class)
	2024	641,949	53.98	to	83.91	50,503,734	-	0.95	to	2.60	32.20	to	34.41
	2023	794,854	40.83	to	62.43	46,546,333	-	0.95	to	2.60	45.71	to	48.13
	2022	930,051	28.02	to	42.15	37,019,588	-	0.95	to	2.60	(41.05)	to	(40.07)
	2021	999,401	47.54	to	70.33	66,935,027	-	0.95	to	2.60	13.35	to	15.24
	2020	1,113,935	41.94	to	61.03	64,905,396	-	0.95	to	2.60	30.96	to	33.13
MML Blue Chip Growth Sub-Account (Service Class)
	2024	5,664,205	31.45	to	48.55	184,663,480	-	1.00	to	3.10	31.23	to	34.02
	2023	5,915,497	23.46	to	37.00	154,927,161	-	1.00	to	3.10	44.56	to	47.61
	2022	6,290,813	15.90	to	25.60	116,156,894	-	1.00	to	3.10	(41.49)	to	(40.25)
	2021	6,267,018	26.60	to	43.75	203,462,318	-	1.00	to	3.10	12.54	to	14.92
	2020	6,214,398	23.15	to	38.87	181,685,317	-	1.00	to	3.10	29.91	to	32.66
MML Conservative Allocation Sub-Account (Initial Class)
	2024	2,262,453	15.10	to	19.97	43,123,144	2.58	0.95	to	2.60	3.86	to	5.60
	2023	2,694,952	14.54	to	18.91	48,661,190	3.24	0.95	to	2.60	8.80	to	10.60
	2022	3,104,296	13.37	to	17.10	50,846,697	3.88	0.95	to	2.60	(16.92)	to	(15.54)
	2021	3,386,413	16.09	to	20.25	65,736,943	1.18	0.95	to	2.60	5.81	to	7.57
	2020	4,208,998	15.20	to	18.82	76,130,207	2.60	0.95	to	2.60	7.11	to	8.89
MML Conservative Allocation Sub-Account (Service Class)
	2024	11,315,855	13.47	to	13.70	182,211,956	2.32	1.00	to	3.10	3.14	to	5.34
	2023	13,893,472	13.01	to	13.06	212,410,256	3.02	1.00	to	3.10	7.93	to	10.21
	2022	16,606,296	11.80	to	12.10	232,816,753	3.59	1.00	to	3.10	(17.50)	to	(15.75)
	2021	18,550,323	14.01	to	14.66	314,438,147	0.93	1.00	to	3.10	5.02	to	7.25
	2020	21,085,898	13.06	to	13.96	338,139,060	2.48	1.00	to	3.10	6.32	to	8.58
MML Dynamic Bond Sub-Account
	2024	1,356,841	9.34	to	10.05	13,134,688	5.14	1.00	to	1.80	(2.50)	to	(1.71)
	2023	1,249,453	9.58	to	10.22	12,459,052	4.19	1.00	to	1.80	5.87	to	6.72
	2022	1,265,675	9.05	to	9.58	11,894,741	3.60	1.00	to	1.80	(15.78)	to	(15.11)
	2021	1,219,346	10.74	to	11.28	13,575,976	3.53	1.00	to	1.80	(1.96)	to	(1.18)
	2020	1,102,442	10.96	to	11.42	12,453,262	0.34	1.00	to	1.80	1.67	to	2.48
F-91

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Equity Sub-Account (Initial Class)
	2024	619,403	$28.26	to	$43.82	$21,963,133	1.97%	0.95%	to	2.60%	16.31%	to	18.25%
	2023	720,763	24.30	to	37.06	21,776,249	2.11	0.95	to	2.60	6.53	to	8.29
	2022	808,421	22.81	to	34.22	22,745,758	1.60	0.95	to	2.60	(7.09)	to	(5.55)
	2021	857,014	24.55	to	36.23	25,600,018	1.66	0.95	to	2.60	26.92	to	29.03
	2020	925,884	19.34	to	28.08	21,590,756	2.35	0.95	to	2.60	0.38	to	2.05
MML Equity Sub-Account (Service Class)
	2024	2,804,714	21.56	to	25.43	73,441,388	1.76	1.00	to	3.10	15.43	to	17.90
	2023	3,418,217	18.29	to	22.03	78,993,261	1.85	1.00	to	3.10	5.73	to	7.97
	2022	3,961,989	16.94	to	20.84	87,189,234	1.35	1.00	to	3.10	(7.78)	to	(5.83)
	2021	4,388,637	17.99	to	22.60	104,959,878	1.47	1.00	to	3.10	25.97	to	28.64
	2020	4,851,758	13.98	to	17.94	94,339,624	2.14	1.00	to	3.10	(0.37)	to	1.75
MML Equity Income Sub-Account (Initial Class)
	2024	2,741,257	26.92	to	41.66	101,179,069	2.05	0.95	to	2.60	8.79	to	10.61
	2023	3,189,746	24.74	to	37.66	106,753,642	2.28	0.95	to	2.60	6.74	to	8.51
	2022	3,643,121	23.18	to	34.71	112,868,269	1.68	0.95	to	2.60	(6.04)	to	(4.48)
	2021	4,476,832	24.67	to	36.34	145,517,882	2.19	0.95	to	2.60	22.36	to	24.39
	2020	5,424,458	20.16	to	29.21	141,959,006	2.46	0.95	to	2.60	(1.26)	to	0.38
MML Equity Income Sub-Account (Service Class)
	2024	2,667,336	20.73	to	24.23	67,206,774	1.80	1.00	to	3.10	7.99	to	10.29
	2023	3,000,613	18.79	to	22.43	71,229,360	2.03	1.00	to	3.10	5.96	to	8.20
	2022	3,463,599	17.37	to	21.17	78,411,916	1.51	1.00	to	3.10	(6.75)	to	(4.77)
	2021	3,576,293	18.24	to	22.71	88,613,015	2.04	1.00	to	3.10	21.36	to	23.93
	2020	3,974,069	14.72	to	18.71	82,700,285	2.20	1.00	to	3.10	(1.92)	to	0.16
MML Equity Index Sub-Account (Class I)
	2024	651,476	40.61	to	62.28	32,306,377	0.99	0.95	to	2.60	21.23	to	23.26
	2023	792,661	33.50	to	50.53	31,813,776	1.25	0.95	to	2.60	22.54	to	24.57
	2022	855,314	27.34	to	40.56	27,821,852	1.01	0.95	to	2.60	(20.58)	to	(19.26)
	2021	943,721	34.42	to	50.24	38,036,347	1.27	0.95	to	2.60	24.90	to	26.98
	2020	1,036,338	27.56	to	39.57	32,974,512	1.64	0.95	to	2.60	15.03	to	16.94
MML Equity Index Sub-Account (Service Class I)
	2024	399,394	36.53	to	56.51	21,617,599	0.67	1.15	to	3.10	20.28	to	22.67
	2023	616,130	30.37	to	46.07	27,437,454	0.97	1.15	to	3.10	21.63	to	24.01
	2022	820,581	24.97	to	37.15	29,639,746	0.78	1.15	to	3.10	(21.17)	to	(19.61)
	2021	1,029,840	31.67	to	46.21	46,175,143	1.15	1.15	to	3.10	23.96	to	26.40
	2020	1,247,806	25.55	to	36.56	44,360,172	1.46	1.15	to	3.10	14.14	to	16.39
MML Equity Momentum Sub-Account (Service Class I)[6]
	2024	-	-	-	-	-	-		-	-	-	-	-
	2023	-	-	-	-	-	-		-	-	-	-	-
	2022	-	-	-	-	-	-		-	-	-	-	-
	2021	96,460	21.35	to	22.43	2,161,734	-	1.00	to	1.80	19.43	to	20.39
	2020	109,941	17.88	to	18.63	2,048,092	0.01	1.00	to	1.80	17.86	to	18.81
F-92

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Equity Rotation Sub-Account
	2024	70,827	$23.31	to	$25.09	$1,508,968	0.57%	1.00%	to	1.80%	4.17%	to	5.01%
	2023	81,036	22.38	to	23.89	1,683,451	1.40	1.00	to	1.80	18.47	to	19.42
	2022	97,555	18.89	to	20.01	1,864,206	-	1.00	to	1.80	(15.99)	to	(15.31)
	2021	105,214	22.49	to	23.63	2,484,746	0.43	1.00	to	1.80	25.72	to	26.73
	2020	108,233	17.89	to	18.64	2,017,490	1.39	1.00	to	1.80	20.39	to	21.35
MML Focused Equity Sub-Account
	2024	819,220	28.95	to	38.01	20,265,515	0.78	0.95	to	3.10	6.41	to	8.74
	2023	915,673	27.21	to	34.96	21,905,606	0.79	0.95	to	3.10	6.35	to	8.65
	2022	936,219	25.58	to	32.17	21,586,709	0.63	0.95	to	3.10	(7.91)	to	(5.91)
	2021	865,951	27.78	to	34.19	22,092,990	0.92	0.95	to	3.10	18.16	to	20.73
	2020	881,782	23.51	to	28.32	18,957,860	0.64	0.95	to	3.10	9.10	to	11.47
MML Foreign Sub-Account (Initial Class)
	2024	4,395,190	13.31	to	20.20	77,346,373	3.05	0.95	to	2.60	0.79	to	2.48
	2023	4,776,071	13.20	to	19.71	82,526,337	1.39	0.95	to	2.60	13.25	to	15.12
	2022	5,925,578	11.66	to	17.12	89,435,726	3.71	0.95	to	2.60	(16.77)	to	(15.39)
	2021	6,441,988	14.01	to	20.23	115,578,289	2.54	0.95	to	2.60	10.14	to	11.98
	2020	7,346,537	12.72	to	18.07	118,344,969	3.10	0.95	to	2.60	3.21	to	4.93
MML Foreign Sub-Account (Service Class)
	2024	558,569	11.97	to	12.15	8,668,272	2.83	1.00	to	3.10	(0.04)	to	2.09
	2023	594,680	11.91	to	11.98	9,248,287	1.21	1.00	to	3.10	12.44	to	14.82
	2022	652,319	10.37	to	10.65	8,823,408	3.38	1.00	to	3.10	(17.47)	to	(15.72)
	2021	520,191	12.30	to	12.91	8,065,680	2.30	1.00	to	3.10	9.51	to	11.83
	2020	584,504	11.00	to	11.79	8,319,183	2.84	1.00	to	3.10	2.34	to	4.52
MML Fundamental Equity Sub-Account
	2024	935,830	33.09	to	43.45	25,065,801	0.59	0.95	to	3.10	19.58	to	22.19
	2023	908,537	27.67	to	35.56	21,435,172	0.76	0.95	to	3.10	19.02	to	21.60
	2022	909,971	23.25	to	29.24	18,740,713	0.36	0.95	to	3.10	(22.86)	to	(21.19)
	2021	890,049	30.14	to	37.10	23,979,880	0.33	0.95	to	3.10	23.50	to	26.18
	2020	880,974	24.41	to	29.41	19,006,450	-	0.95	to	3.10	15.94	to	18.46
MML Fundamental Value Sub-Account
	2024	1,184,496	22.87	to	30.04	23,629,568	0.83	0.95	to	3.10	11.64	to	14.08
	2023	1,160,477	20.49	to	26.33	21,398,547	1.12	0.95	to	3.10	9.96	to	12.34
	2022	1,213,572	18.63	to	23.44	20,630,720	0.84	0.95	to	3.10	(7.92)	to	(5.92)
	2021	1,116,028	20.24	to	24.91	20,520,581	1.64	0.95	to	3.10	25.73	to	28.46
	2020	1,019,772	16.10	to	19.39	14,865,608	1.08	0.95	to	3.10	(0.76)	to	1.40
MML Global Sub-Account (Class I)
	2024	171,523	19.37	to	27.84	4,572,154	1.04	0.95	to	2.60	2.87	to	4.59
	2023	182,051	18.83	to	26.62	4,644,062	0.91	0.95	to	2.60	11.58	to	13.43
	2022	181,481	16.87	to	23.47	4,097,127	1.46	0.95	to	2.60	(19.89)	to	(18.56)
	2021	184,374	21.06	to	28.82	5,128,057	0.88	0.95	to	2.60	14.31	to	16.21
	2020	214,433	18.43	to	24.80	5,164,484	1.09	0.95	to	2.60	11.09	to	12.94
MML Global Sub-Account (Class II)
	2024	189,802	15.89	to	20.42	3,643,196	0.92	1.18	to	1.65	3.85	to	4.34
	2023	224,321	15.23	to	19.66	4,141,451	0.82	1.18	to	1.65	12.51	to	13.03
	2022	244,219	13.47	to	17.48	3,976,403	1.63	1.18	to	1.65	(19.06)	to	(18.68)
	2021	245,084	16.57	to	21.59	4,977,478	0.90	1.18	to	1.65	15.50	to	16.05
	2020	256,171	14.28	to	18.69	4,487,312	1.05	1.18	to	1.65	12.10	to	12.63
F-93

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Global Sub-Account (Service Class I)
	2024	1,029,473	$17.51	to	$18.19	$20,238,598	0.89%	1.00%	to	3.10%	2.22%	to	4.40%
	2023	1,101,260	17.13	to	17.42	21,339,873	0.82	1.00	to	3.10	10.61	to	12.95
	2022	1,108,024	15.42	to	15.49	19,626,341	1.34	1.00	to	3.10	(20.50)	to	(18.81)
	2021	888,586	19.00	to	19.48	19,462,328	0.76	1.00	to	3.10	13.58	to	15.99
	2020	924,023	16.38	to	17.15	18,084,268	0.90	1.00	to	3.10	10.23	to	12.57
MML Growth Allocation Sub-Account (Initial Class)
	2024	11,068,197	20.20	to	26.71	278,808,244	1.57	0.95	to	2.60	8.07	to	9.88
	2023	12,416,012	18.69	to	24.31	285,644,226	2.92	0.95	to	2.60	13.01	to	14.89
	2022	14,041,930	16.54	to	21.16	282,056,598	2.65	0.95	to	2.60	(17.47)	to	(16.10)
	2021	15,565,856	20.04	to	25.22	373,971,831	1.56	0.95	to	2.60	11.40	to	13.25
	2020	18,484,124	17.99	to	22.27	393,392,881	2.15	0.95	to	2.60	9.87	to	11.69
MML Growth Allocation Sub-Account (Service Class)
	2024	25,150,616	17.32	to	18.03	571,017,368	1.34	1.00	to	3.10	7.11	to	9.40
	2023	28,790,959	15.84	to	16.83	604,769,485	2.68	1.00	to	3.10	12.30	to	14.68
	2022	31,477,349	13.81	to	14.99	583,718,812	2.38	1.00	to	3.10	(18.03)	to	(16.29)
	2021	34,135,820	16.50	to	18.28	763,512,275	1.29	1.00	to	3.10	10.45	to	12.79
	2020	39,460,627	14.63	to	16.55	788,648,224	1.88	1.00	to	3.10	9.04	to	11.35
MML High Yield Sub-Account
	2024	2,618,990	15.30	to	20.97	40,205,131	5.92	0.95	to	3.10	5.66	to	7.97
	2023	2,723,099	14.48	to	19.42	39,426,819	6.72	0.95	to	3.10	9.38	to	11.75
	2022	2,829,996	13.24	to	17.38	37,488,508	7.26	0.95	to	3.10	(14.65)	to	(12.80)
	2021	3,120,712	15.51	to	19.93	48,073,933	8.60	0.95	to	3.10	4.59	to	6.86
	2020	2,894,882	14.83	to	18.65	42,643,144	0.02	0.95	to	3.10	2.16	to	4.38
MML Income & Growth Sub-Account (Initial Class)
	2024	563,962	25.62	to	40.40	20,409,800	2.10	0.95	to	2.60	11.93	to	13.81
	2023	638,019	22.89	to	35.50	20,337,081	2.10	0.95	to	2.60	6.40	to	8.16
	2022	711,659	21.51	to	32.82	21,115,105	1.46	0.95	to	2.60	(2.87)	to	(1.25)
	2021	777,632	22.15	to	33.24	23,466,564	1.74	0.95	to	2.60	23.03	to	25.08
	2020	893,631	18.00	to	26.57	21,695,092	2.03	0.95	to	2.60	0.38	to	2.05
MML Income & Growth Sub-Account (Service Class)
	2024	1,247,997	21.72	to	23.06	29,224,754	1.91	1.00	to	3.10	11.03	to	13.40
	2023	1,338,100	19.16	to	20.77	28,235,679	1.89	1.00	to	3.10	5.66	to	7.90
	2022	1,409,280	17.75	to	19.65	28,418,303	1.23	1.00	to	3.10	(3.62)	to	(1.58)
	2021	1,496,875	18.04	to	20.39	31,561,723	1.61	1.00	to	3.10	22.10	to	24.69
	2020	1,567,693	14.47	to	16.70	27,009,775	1.83	1.00	to	3.10	(0.35)	to	1.76
MML Inflation-Protected and Income Sub-Account (Initial Class)
	2024	5,652,410	10.86	to	16.44	80,953,043	4.47	0.95	to	2.60	0.07	to	1.75
	2023	6,094,042	10.85	to	16.16	86,114,635	4.62	0.95	to	2.60	2.73	to	4.44
	2022	6,536,201	10.56	to	15.48	88,867,535	2.51	0.95	to	2.60	(15.57)	to	(14.17)
	2021	7,993,007	12.51	to	18.03	126,908,902	1.07	0.95	to	2.60	3.67	to	5.39
	2020	8,662,812	12.07	to	17.11	130,964,666	0.11	0.95	to	2.60	8.26	to	10.06
MML Inflation-Protected and Income Sub-Account (Service Class)
	2024	3,449,679	9.77	to	11.34	40,041,678	4.27	1.00	to	3.10	(0.55)	to	1.57
	2023	3,388,684	9.82	to	11.16	40,118,864	4.34	1.00	to	3.10	1.85	to	4.01
	2022	3,725,815	9.64	to	10.73	43,115,577	2.41	1.00	to	3.10	(16.22)	to	(14.45)
	2021	3,822,173	11.51	to	12.54	52,995,919	0.86	1.00	to	3.10	2.88	to	5.06
	2020	3,431,376	11.19	to	11.94	46,199,752	0.11	1.00	to	3.10	7.49	to	9.77
F-94

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML International Equity Sub-Account
	2024	769,674	$9.85	to	$12.39	$9,652,778	1.41%	0.95%	to	3.10%	(2.43)%	to	(0.30)%
	2023	759,728	10.10	to	12.43	9,683,383	1.14	0.95	to	3.10	14.68	to	17.16
	2022	700,551	8.80	to	10.61	7,786,105	0.84	0.95	to	3.10	(17.93)	to	(16.15)
	2021	620,555	10.73	to	12.65	8,307,912	0.50	0.95	to	3.10	8.09	to	10.44
	2020	562,014	9.92	to	11.45	6,833,772	3.20	0.95	to	3.10	1.86	to	4.07
MML iShares® 60/40 Allocation Sub-Account[5]
	2024	2,237,755	-	-	11.01	24,648,288	2.32	-	-	1.30	-	-	9.18
	2023	1,239,115	-	-	10.09	12,501,315	2.23	0.95	to	3.10	-	-	13.51
	2022	570,961	-	-	8.89	5,074,791	2.14	0.95	to	3.10	-	-	-
MML iShares® 80/20 Allocation Sub-Account[5]
	2024	5,511,250	-	-	11.65	64,202,583	1.75	-	-	1.30	-	-	12.71
	2023	3,671,842	-	-	10.34	37,951,462	1.69	0.95	to	3.10	-	-	16.70
	2022	2,102,879	-	-	8.86	18,624,545	2.12	0.95	to	3.10	-	-	-
MML Large Cap Growth Sub-Account (Initial Class)
	2024	302,650	44.87	to	67.66	17,574,929	-	0.95	to	2.60	30.63	to	32.82
	2023	348,658	34.35	to	50.94	15,238,937	-	0.95	to	2.60	47.83	to	50.28
	2022	386,186	23.24	to	33.90	11,258,538	-	0.95	to	2.60	(29.41)	to	(28.23)
	2021	428,715	32.92	to	47.24	17,656,357	0.05	0.95	to	2.60	15.38	to	17.30
	2020	492,342	28.53	to	40.27	17,478,633	0.33	0.95	to	2.60	28.40	to	30.53
MML Large Cap Growth Sub-Account (Service Class)
	2024	1,273,254	35.23	to	40.36	39,878,296	-	1.00	to	3.10	29.67	to	32.44
	2023	1,115,328	26.60	to	31.12	28,781,766	-	1.00	to	3.10	46.77	to	49.87
	2022	973,248	17.75	to	21.21	17,964,547	-	1.00	to	3.10	(29.94)	to	(28.45)
	2021	978,368	24.81	to	30.27	25,898,086	-	1.00	to	3.10	14.48	to	16.91
	2020	965,919	21.22	to	26.44	22,228,571	0.17	1.00	to	3.10	27.52	to	30.22
MML Managed Bond Sub-Account (Initial Class)
	2024	4,284,607	11.61	to	18.45	67,744,748	4.60	0.95	to	2.60	1.20	to	2.89
	2023	4,749,269	11.47	to	17.93	73,150,962	3.97	0.95	to	2.60	3.97	to	5.69
	2022	5,208,236	11.03	to	16.96	76,373,788	3.00	0.95	to	2.60	(17.19)	to	(15.81)
	2021	6,154,434	13.32	to	20.15	107,430,616	3.16	0.95	to	2.60	(1.77)	to	(0.14)
	2020	6,518,330	13.56	to	20.18	114,405,900	0.10	0.95	to	2.60	4.95	to	6.69
MML Managed Bond Sub-Account (Service Class)
	2024	12,202,689	10.44	to	10.54	152,160,307	4.30	1.00	to	3.10	0.44	to	2.59
	2023	13,114,910	10.27	to	10.40	163,963,276	3.67	1.00	to	3.10	3.19	to	5.38
	2022	14,965,961	9.75	to	10.08	180,957,384	2.73	1.00	to	3.10	(17.80)	to	(16.06)
	2021	17,341,820	11.61	to	12.26	253,912,380	2.96	1.00	to	3.10	(2.51)	to	(0.44)
	2020	17,765,196	11.66	to	12.58	266,777,188	0.10	1.00	to	3.10	4.16	to	6.37
MML Managed Volatility Sub-Account (Initial Class)
	2024	2,839,878	15.98	to	26.24	61,471,830	0.59	0.95	to	2.60	11.89	to	13.76
	2023	3,212,163	14.28	to	23.07	61,463,479	0.57	0.95	to	2.60	9.98	to	11.81
	2022	3,697,357	12.98	to	20.63	63,499,565	0.47	0.95	to	2.60	(14.30)	to	(12.88)
	2021	4,569,936	15.15	to	23.68	90,531,793	0.97	0.95	to	2.60	8.68	to	10.49
	2020	5,170,638	13.94	to	21.43	93,221,623	1.40	0.95	to	2.60	3.94	to	5.67
F-95

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Managed Volatility Sub-Account (Service Class)
	2024	905,987	$14.38	to	$14.63	$16,685,442	0.34%	1.00%	to	3.10%	11.05%	to	13.42%
	2023	1,055,623	12.90	to	12.95	17,363,284	0.27	1.00	to	3.10	9.16	to	11.47
	2022	1,298,703	11.57	to	11.86	19,279,858	0.19	1.00	to	3.10	(14.94)	to	(13.14)
	2021	1,489,972	13.32	to	13.94	25,981,811	0.71	1.00	to	3.10	7.87	to	10.16
	2020	1,669,075	12.09	to	12.93	26,903,885	1.15	1.00	to	3.10	3.17	to	5.36
MML Mid Cap Growth Sub-Account (Initial Class)
	2024	866,413	37.08	to	77.99	58,815,773	-	0.95	to	2.60	8.29	to	10.11
	2023	1,006,915	34.24	to	70.83	61,848,174	-	0.95	to	2.60	19.50	to	21.48
	2022	1,136,273	28.65	to	58.31	57,562,324	-	0.95	to	2.60	(27.03)	to	(25.82)
	2021	1,246,633	39.26	to	78.60	85,664,131	-	0.95	to	2.60	10.31	to	12.14
	2020	1,454,733	35.60	to	70.09	89,949,266	0.08	0.95	to	2.60	22.35	to	24.38
MML Mid Cap Growth Sub-Account (Service Class)
	2024	3,089,885	22.12	to	33.17	80,907,854	-	1.00	to	3.10	7.42	to	9.71
	2023	3,484,460	20.16	to	30.88	87,758,884	-	1.00	to	3.10	18.61	to	21.12
	2022	3,733,478	16.65	to	26.04	81,046,753	-	1.00	to	3.10	(27.59)	to	(26.05)
	2021	3,879,781	22.51	to	35.95	118,152,584	-	1.00	to	3.10	9.54	to	11.87
	2020	4,168,210	20.12	to	32.82	117,785,877	-	1.00	to	3.10	21.43	to	24.01
MML Mid Cap Value Sub-Account (Initial Class)
	2024	1,900,940	34.21	to	55.84	91,367,474	1.82	0.95	to	2.60	5.73	to	7.49
	2023	2,178,707	32.35	to	51.94	97,900,075	2.60	0.95	to	2.60	3.26	to	4.97
	2022	2,437,354	31.33	to	49.48	104,763,063	2.02	0.95	to	2.60	(3.86)	to	(2.26)
	2021	3,020,014	32.59	to	50.63	132,262,516	1.40	0.95	to	2.60	20.15	to	22.15
	2020	3,707,481	27.13	to	41.45	133,181,143	1.82	0.95	to	2.60	(0.90)	to	0.75
MML Mid Cap Value Sub-Account (Service Class)
	2024	1,865,418	19.30	to	30.78	43,921,676	1.60	1.00	to	3.10	4.97	to	7.21
	2023	2,015,747	18.00	to	29.33	46,054,106	2.40	1.00	to	3.10	2.48	to	4.65
	2022	2,207,545	17.20	to	28.62	50,303,554	1.88	1.00	to	3.10	(4.56)	to	(2.54)
	2021	2,249,934	17.65	to	29.98	55,688,323	1.25	1.00	to	3.10	19.20	to	21.72
	2020	2,406,081	14.50	to	25.16	51,269,948	1.58	1.00	to	3.10	(1.62)	to	0.47
MML Moderate Allocation Sub-Account (Initial Class)
	2024	6,775,250	17.68	to	23.38	150,392,477	2.11	0.95	to	2.60	6.06	to	7.83
	2023	7,711,185	16.67	to	21.68	159,162,925	3.30	0.95	to	2.60	10.98	to	12.82
	2022	8,783,827	15.02	to	19.21	161,103,074	3.27	0.95	to	2.60	(17.15)	to	(15.78)
	2021	9,831,320	18.13	to	22.81	214,743,239	1.34	0.95	to	2.60	9.12	to	10.94
	2020	11,897,524	16.61	to	20.57	235,097,461	2.55	0.95	to	2.60	7.71	to	9.50
MML Moderate Allocation Sub-Account (Service Class)
	2024	41,828,300	15.52	to	15.77	802,620,864	1.83	1.00	to	3.10	5.25	to	7.49
	2023	52,943,371	14.44	to	14.99	956,025,249	2.99	1.00	to	3.10	10.16	to	12.50
	2022	64,409,744	12.83	to	13.60	1,044,498,635	2.96	1.00	to	3.10	(17.71)	to	(15.96)
	2021	74,645,263	15.27	to	16.53	1,461,000,467	1.11	1.00	to	3.10	8.26	to	10.56
	2020	87,882,437	13.81	to	15.27	1,575,429,932	2.23	1.00	to	3.10	6.80	to	9.07
MML Short-Duration Bond Sub-Account
	2024	2,667,530	8.45	to	11.58	28,281,747	3.56	0.95	to	3.10	2.85	to	5.10
	2023	2,987,098	8.21	to	11.01	30,357,722	3.37	0.95	to	3.10	3.45	to	5.70
	2022	3,030,930	7.94	to	10.42	29,348,995	3.02	0.95	to	3.10	(10.80)	to	(8.86)
	2021	3,188,272	8.90	to	11.43	34,025,850	2.93	0.95	to	3.10	(1.41)	to	0.73
	2020	4,150,563	9.03	to	11.35	44,272,880	-	0.95	to	3.10	(1.75)	to	0.39
F-96

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Small Cap Equity Sub-Account (Initial Class)
	2024	426,694	$32.21	to	$52.23	$21,572,386	-%	0.95%	to	2.60%	10.03%	to	11.87%
	2023	489,705	29.28	to	46.69	22,205,417	1.28	0.95	to	2.60	14.80	to	16.70
	2022	549,032	25.50	to	40.01	21,412,816	0.71	0.95	to	2.60	(18.04)	to	(16.67)
	2021	623,139	31.11	to	48.02	29,197,903	0.44	0.95	to	2.60	19.60	to	21.59
	2020	706,873	26.01	to	39.49	27,259,529	0.53	0.95	to	2.60	17.60	to	19.55
MML Small Cap Equity Sub-Account (Service Class)
	2024	1,056,531	22.63	to	28.93	25,061,246	-	1.00	to	3.10	9.20	to	11.53
	2023	1,093,197	20.29	to	26.49	25,292,942	1.04	1.00	to	3.10	13.94	to	16.35
	2022	1,141,426	17.44	to	23.25	23,617,332	0.43	1.00	to	3.10	(18.65)	to	(16.92)
	2021	1,198,581	20.99	to	28.58	30,289,216	0.27	1.00	to	3.10	18.71	to	21.23
	2020	1,169,902	17.31	to	24.08	25,344,927	0.30	1.00	to	3.10	16.72	to	19.20
MML Small Cap Growth Equity Sub-Account (Initial Class)
	2024	1,387,695	35.67	to	61.56	61,054,791	0.05	0.95	to	2.60	7.44	to	9.24
	2023	1,504,269	33.20	to	56.35	64,463,437	-	0.95	to	2.60	13.85	to	15.74
	2022	1,511,703	29.16	to	48.69	60,413,373	-	0.95	to	2.60	(25.13)	to	(23.88)
	2021	1,630,525	38.94	to	63.96	87,699,978	-	0.95	to	2.60	4.55	to	6.29
	2020	1,790,589	37.25	to	60.18	90,992,101	-	0.95	to	2.60	32.15	to	34.34
MML Small Cap Growth Equity Sub-Account (Service Class)
	2024	854,847	22.22	to	32.09	22,824,841	-	1.00	to	3.10	6.64	to	8.91
	2023	943,464	20.40	to	30.09	23,420,809	-	1.00	to	3.10	13.00	to	15.39
	2022	1,026,472	17.68	to	26.63	22,649,920	-	1.00	to	3.10	(25.69)	to	(24.11)
	2021	1,096,162	23.30	to	35.83	32,664,648	-	1.00	to	3.10	3.77	to	5.98
	2020	1,072,366	21.98	to	34.53	31,164,764	-	1.00	to	3.10	31.16	to	33.94
MML Small Company Value Sub-Account
	2024	946,261	20.07	to	31.32	21,353,800	1.11	1.00	to	3.10	3.69	to	5.90
	2023	1,095,035	18.95	to	30.20	24,402,246	0.86	1.00	to	3.10	12.39	to	14.77
	2022	1,202,832	16.51	to	26.87	23,768,684	-	1.00	to	3.10	(17.65)	to	(15.90)
	2021	1,245,949	19.64	to	32.63	29,889,996	0.19	1.00	to	3.10	21.30	to	23.88
	2020	1,280,052	15.85	to	26.90	25,549,702	0.06	1.00	to	3.10	5.60	to	7.84
MML Small/Mid Cap Value Sub-Account (Initial Class)
	2024	1,725,101	28.59	to	56.53	68,212,201	0.85	0.95	to	2.60	7.45	to	9.25
	2023	2,046,774	26.61	to	51.75	74,277,443	1.09	0.95	to	2.60	14.13	to	16.02
	2022	2,306,713	23.31	to	44.60	72,429,647	1.24	0.95	to	2.60	(17.85)	to	(16.49)
	2021	2,639,896	28.38	to	53.41	99,423,759	1.01	0.95	to	2.60	32.46	to	34.66
	2020	3,498,522	21.43	to	39.66	97,698,172	1.10	0.95	to	2.60	1.96	to	3.66
MML Small/Mid Cap Value Sub-Account (Service Class)
	2024	1,006,815	19.39	to	25.70	22,548,482	0.60	1.00	to	3.10	6.52	to	8.79
	2023	1,126,743	17.82	to	24.13	24,597,903	0.85	1.00	to	3.10	13.33	to	15.73
	2022	1,200,173	15.40	to	21.29	23,433,475	1.00	1.00	to	3.10	(18.46)	to	(16.73)
	2021	1,239,236	18.50	to	26.11	29,944,498	0.88	1.00	to	3.10	31.51	to	34.29
	2020	1,139,563	13.77	to	19.86	22,292,450	0.84	1.00	to	3.10	1.14	to	3.29
MML Special Situations Sub-Account (Service Class I)[6]
	2024	-	-	-	-	-	-	-	-	-	-	-	-
	2023	-	-	-	-	-	-	-	-	-	-	-	-
	2022	-	-	-	-	-	-	-	-	-	-	-	-
	2021	57,104	18.03	to	18.94	1,081,248	-	1.00	to	1.80	(0.39)	to	0.41
	2020	50,391	18.10	to	18.87	950,460	0.03	1.00	to	1.80	26.93	to	27.95
MML Strategic Emerging Markets Sub-Account
	2024	895,960	7.93	to	11.52	9,770,318	0.43	1.00	to	3.10	(4.67)	to	(2.63)
	2023	986,758	8.31	to	11.83	11,198,336	-	1.00	to	3.10	0.07	to	0.09
	2022	1,048,803	7.77	to	10.83	10,939,529	0.03	1.00	to	3.10	(0.29)	to	(0.28)
	2021	1,062,107	10.95	to	14.95	15,351,011	-	1.00	to	3.10	(11.15)	to	(9.26)
	2020	1,017,814	12.33	to	16.47	16,215,171	0.20	1.00	to	3.10	13.68	to	16.09
F-97

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Sustainable Equity Sub-Account (Initial Class)
	2024	1,097,975	$31.95	to	$59.38	$59,244,117	0.99%	0.95%	to	2.60%	16.84%	to	18.80%
	2023	1,321,303	27.34	to	49.99	59,757,622	0.96	0.95	to	2.60	21.32	to	23.33
	2022	1,502,553	22.54	to	40.53	55,237,374	0.94	0.95	to	2.60	(19.14)	to	(17.80)
	2021	1,664,117	27.87	to	49.30	74,572,321	0.81	0.95	to	2.60	23.88	to	25.94
	2020	1,995,917	22.50	to	39.15	71,531,066	0.91	0.95	to	2.60	11.57	to	13.43
MML Sustainable Equity Sub-Account (Service Class)
	2024	1,753,555	26.81	to	28.73	51,132,176	0.77	1.00	to	3.10	15.93	to	18.41
	2023	2,038,182	22.64	to	24.78	50,481,335	0.68	1.00	to	3.10	20.42	to	22.96
	2022	2,287,275	18.41	to	20.58	46,573,782	0.69	1.00	to	3.10	(19.72)	to	(18.02)
	2021	2,420,106	22.46	to	25.64	60,960,010	0.66	1.00	to	3.10	22.91	to	25.52
	2020	2,420,663	17.89	to	20.86	49,795,171	0.72	1.00	to	3.10	10.75	to	13.10
MML Total Return Bond Sub-Account
	2024	4,119,422	7.94	to	10.42	39,588,500	3.73	0.95	to	3.10	(2.82)	to	(0.70)
	2023	3,711,823	8.17	to	10.50	36,326,170	2.14	0.95	to	3.10	1.99	to	4.21
	2022	3,801,490	8.01	to	10.07	35,974,681	1.32	0.95	to	3.10	(17.50)	to	(15.71)
	2021	4,187,985	9.71	to	11.95	47,397,082	1.63	0.95	to	3.10	(4.51)	to	(2.44)
	2020	4,106,252	10.17	to	12.25	47,980,688	3.09	0.95	to	3.10	5.28	to	7.57
MML U.S. Government Money Market Sub-Account
	2024	11,080,174	7.03	to	10.00	109,760,441	4.69	0.95	to	3.10	1.59	to	3.81
	2023	12,230,273	6.92	to	9.63	116,713,676	4.52	0.95	to	3.10	1.45	to	3.65
	2022	14,291,056	6.82	to	9.29	131,305,870	1.38	0.95	to	3.10	(1.86)	to	0.26
	2021	9,905,255	6.95	to	9.27	90,771,755	-	0.95	to	3.10	(3.05)	to	(0.95)
	2020	15,675,879	7.17	to	9.36	143,711,817	0.17	0.95	to	3.10	(2.83)	to	(0.72)
PIMCO CommodityRealReturn® Strategy Sub-Account
	2024	812,300	5.21	to	7.61	5,811,446	1.99	0.95	to	3.10	0.78	to	2.98
	2023	985,786	5.17	to	7.39	6,856,177	16.20	0.95	to	3.10	(10.74)	to	(8.80)
	2022	1,187,713	5.79	to	8.10	9,095,267	21.08	0.95	to	3.10	5.36	to	7.64
	2021	1,195,842	5.50	to	7.53	8,564,039	4.06	0.95	to	3.10	29.05	to	31.85
	2020	1,401,409	4.26	to	5.71	7,627,491	6.33	0.95	to	3.10	(1.86)	to	0.27
PIMCO Income Sub-Account[5]
	2024	304,232	-	-	10.34	3,146,298	5.74	-	-	1.30	-	-	3.95
	2023	212,500	-	-	9.95	2,114,179	5.24	0.95	to	3.10	-	-	6.77
	2022	89,638	-	-	9.32	835,304	3.28	0.95	to	3.10	-	-	-
Vest US Large Cap 10% Buffer Strategies V.I. Sub-Account[4,7]
	2024	383,925	-	-	12.60	4,836,150	-	-	-	1.30	-	-	13.69
	2023	44,048	-	-	11.08	488,039	-	1.00	to	1.80	-	-	-
VY® CBRE Global Real Estate Sub-Account
	2024	459,868	12.28	to	17.93	7,677,499	2.87	0.95	to	3.10	(2.95)	to	(0.83)
	2023	542,067	12.65	to	18.08	9,161,323	1.78	0.95	to	3.10	8.91	to	11.27
	2022	599,231	11.61	to	16.25	9,135,382	3.01	0.95	to	3.10	(27.41)	to	(25.83)
	2021	660,849	16.00	to	21.91	13,624,068	2.65	0.95	to	3.10	30.05	to	32.87
	2020	807,288	12.30	to	16.49	12,571,760	5.83	0.95	to	3.10	(7.94)	to	(5.94)

	[1] The investment income ratios represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.
	[2] The expense ratios represent the annualized contract expense of the sub-accounts of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
F-98

Notes To Financial Statements (Continued)

[3] The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the related minimum and maximum expense ratio amounts, some individual contract total returns and unit values are not within the ranges presented.
[4] See Note 2 to the financial statements for the previous name of this Sub-Account.
[5] This fund/sub-account became available to the Separate Account as an investment option on February 28, 2022, and is presented from the year when the investment or unit activity has been started.
[6] For the period January 1, 2022 to November 4, 2022. Effective November 4, 2022 this Sub-Account liquidated and any contract value in the Sub-Account after the close of the New York Stock Exchange on November 4, 2022 was automatically transferred to the MML U.S. Government Money Market Sub-Account.
[7] This fund/sub-account became available to the Separate Account as an investment option on May 1, 2023, and is presented from the year when the investment or unit activity has been started.
[8] After the close of business on April 26, 2024, Invesco V.I. Equity and Income Fund (Series I) acquired all the net assets of Invesco V.I. Conservative Balanced Fund (Series I) pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco Funds on September 20, 2023 and by the shareholders of the Invesco V.I. Conservative Balanced Fund (Series I) on January 18, 2024. Shares of Invesco V.I. Conservative Balanced Fund (Series I) were exchanged for the like class of shares of Invesco V.I. Equity and Income Fund (Series I), based on the relative net asset value of the two funds which resulted in Invesco V.I. Conservative Balanced Fund (Series I) receiving 0.89134224 shares of Invesco V.I. Equity and Income Fund (Series I) in exchange of 1 share of Invesco V.I. Conservative Balanced Fund (Series I). As a result of the underlying fund merger, the sub-account name changed from Invesco V.I. Conservative Balanced Fund (Series I) to Invesco V.I. Equity Fund and Income Fund (Series I). Financial Highlights for the years 2020-2023 correspond to the Invesco V.I. Conservative Balanced Sub-Account (Series I).
[9] After the close of business on April 26, 2024, Invesco V.I. Equity and Income Fund (Series II) acquired all the net assets of Invesco V.I. Conservative Balanced Fund (Series II) pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco Funds on September 20, 2023 and by the shareholders of the Invesco V.I. Conservative Balanced Fund (Series II) on January 18, 2024. Shares of Invesco V.I. Conservative Balanced Fund (Series II) were exchanged for the like class of shares of Invesco V.I. Equity and Income Fund (Series II), based on the relative net asset value of the two funds which resulted in Invesco V.I. Conservative Balanced Fund (Series II) receiving 0.89134224 shares of Invesco V.I. Equity and Income Fund (Series II) in exchange of 1 share of Invesco V.I. Conservative Balanced Fund (Series II). As a result of the underlying fund merger, the sub-account name changed from Invesco V.I. Conservative Balanced Fund (Series II) to Invesco V.I. Equity Fund and Income Fund (Series II). Financial Highlights for the years 2020-2023 correspond to the Invesco V.I. Conservative Balanced Sub-Account (Series II).
[10] After the close of business on April 29, 2022, Invesco V.I. Core Plus Bond Fund acquired all the net assets of Invesco V.I. Core Bond Fund pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco V.I. Core Plus Bond Fund on December 1, 2021 and by the shareholders of the Invesco V.I. Core Bond Fund on March 31, 2022. The acquisition was accomplished by a tax-free exchange as of the close of business on April 29, 2022. Shares of Invesco V.I. Core Bond Fund were exchanged for the like class of shares of Invesco V.I. Core Plus Bond Fund, based on the relative net asset value of the two funds which resulted in Invesco V.I. Core Bond Fund receiving 1.15816327 shares of Invesco V.I. Core Plus Bond in exchange of 1 share of Invesco V.I Core Bond. As a result of the underlying fund merger, the sub account name changed from Invesco V.I. Core Bond Fund to Invesco V.I. Core Plus Bond Fund. Financial Highlights for the years 2020-2021 correspond to the Invesco V.I. Core Bond Sub-Account.
F-99

Notes To Financial Statements (Continued)

8.	Financial Highlights (Continued)

	B.	The Separate Account reflects charges associated with the contract. These charges are either assessed in the direct pricing of unit values or through a redemption of units from contracts contained within the Separate Account. The assessment of charges is based on the actual product and additional benefits or riders purchased.

		Mortality and Expense Risk Charge[1] This charge is assessed through daily pricing of unit values.	This charge is equal, on an annual basis, to 0.80% - 1.60% of the daily value of the assets invested in each fund.

		Administrative Charge[2] This charge is assessed through daily pricing of unit values.	This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each fund.

		Administrative Contract Maintenance Charge[3]	$0 - $40 per contract, annually.
This charge is assessed through the redemption of units.
		Contingent Deferred Sales Charge/Surrender Charge	0% - 8%
This charge is assessed through the redemption of units.
		Payment Protector Charge This charge is assessed through daily pricing of unit values.	This charge is equal, on an annual basis, to 0.00% - 0.50% of the daily value of the assets invested in each fund.

Additional Death Benefit Options
These charges are annualized and are assessed through either daily pricing of unit values or the redemption of units.
		A. Reset Death Benefit[4]	0.00% - 0.20%
		B. Ratchet Death Benefit[5]	0.00% - 0.70%
		C. 5% roll Up Death Benefit	0.00% - 0.40%
		D. Basic Death Benefit with Combination Feature	0.00% - 0.45%
		E. Return of Purchase Payment	0.00% - 0.35%

F-100

Notes To Financial Statements (Continued)

8.	Financial Highlights (Continued)

Rider Charges
These charges are annualized and are assessed through either daily pricing of unit values or the redemption of units.
		A. Equalizer Benefit	0.00% - 0.50%
		B. Nursing Home Waiver	0.00% - 0.05%
		C. Earnings Enhancement Benefit	0.00% - 0.30%
		D. 10% / 20% Free Withdrawal Amount	0.00% - 0.25%
		E. 15% / 30% Free Withdrawal Amount	0.00% - 0.15%
		F. Guaranteed Minimum Income Benefit (GMIB)	0.00% - 1.50%
		G. Guaranteed Minimum Accumulation Benefit (GMAB)	0.00% - 1.40%
		H. Guaranteed Lifetime Withdrawal Benefit (GLWB)	0.00% - 1.60%

	[1]	For MassMutual Artistry the charges are 1.03% but right reserved to increase to 1.25%.
	[2]	Right reserved to increase to 0.25%.
	[3]	Right reserved to increase to $60.
	[4]	For Panorama Passage the charge for the Reset Death Benefit is 0.10% on an annual basis of the daily value of the certificate value allocated to the funds and the fixed accounts, unless the charge exceeds the maximum charge, in which case, the charge is the maximum charge. The maximum charge is 0.20% on an annual basis of the daily value of the certificate value allocated to the funds.
	[5]	The Ratchet Death Benefit is 0.25% for Panorama Passage and 0.15% for Panorama Premier on an annual basis of the daily value of the certificate value allocated to the funds and the fixed accounts, unless that charge exceeds the maximum, in this case the charge is the maximum charge. The maximum charge is 0.35% if age 60 or less at certificate issue, 0.50% if age 61 through age 70 at certificate issue, and 0.70% if age 71 or older at certificate issue, of the certificate value allocated to the funds.

Certain contracts may offer credits which will result in the purchase of units.

9.	SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 6, 2025, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.

F-101

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY FINANCIAL STATEMENTS

As of December 31, 2024 and 2023 and

for the years ended December 31, 2024, 2023 and 2022

KPMG LLP One Financial Plaza 755 Main Street Hartford, CT 06103

Independent Auditors’ Report

Audit Committee of the Board of Directors

Massachusetts Mutual Life Insurance Company:

Opinions

We have audited the financial statements of Massachusetts Mutual Life Insurance Company (the Company), which comprise the statutory statements of financial position as of December 31, 2024 and 2023, and the related statutory statements of operations, changes in surplus, and cash flows for the three-year period ended December 31, 2024, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for the three-year period ended December 31, 2024, in accordance with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for the three-year period ended December 31, 2024.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.
●	Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Hartford, Connecticut
March 3, 2025

4

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,	December 31,
	2024	2023
	(In Millions)
Assets:
Bonds	$163,629	$144,433
Preferred stocks	1,019	446
Common stocks – subsidiaries and affiliates	25,840	25,496
Common stocks – unaffiliated	1,198	1,623
Mortgage loans	23,692	24,021
Policy loans	17,658	15,897
Real estate	323	329
Partnerships and limited liability companies	14,747	12,907
Derivatives	24,220	20,740
Cash, cash equivalents and short-term investments	6,004	11,134
Other invested assets	3,515	2,401
Total invested assets	281,845	259,427
Investment income due and accrued	5,347	5,236
Federal income taxes	552	280
Net deferred income taxes	1,857	1,660
Other than invested assets	6,334	5,670
Total assets excluding separate accounts	295,935	272,273
Separate account assets	49,251	52,593
Total assets	$345,186	$324,866

Liabilities and Surplus:
Policyholders' reserves	$178,258	$167,250
Liabilities for deposit-type contracts	21,228	19,645
Contract claims and other benefits	595	714
Policyholders' dividends	2,533	2,150
General expenses due or accrued	917	1,049
Asset valuation reserve	5,952	5,989
Repurchase agreements	3,408	3,219
Debt	250	50
Collateral	1,915	2,073
Derivatives	16,774	13,734
Funds held under coinsurance	29,625	22,520
Other liabilities	6,741	5,141
Total liabilities excluding separate accounts	268,196	243,534
Separate account liabilities	49,108	52,455
Total liabilities	317,304	295,989
Surplus	27,882	28,877
Total liabilities and surplus	$345,186	$324,866

See accompanying notes to statutory financial statements

5

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Revenue:
Premium income	$21,198	$25,490	$23,524
Net investment income	11,661	11,043	9,302
Fees and other income	1,258	1,028	1,139
Total revenue	34,117	37,561	33,965
Benefits, expenses and other deductions:
Policyholders' benefits	16,945	17,369	16,937
Change in policyholders' reserves	9,047	12,273	10,278
General insurance expenses	2,337	2,333	2,191
Commissions	1,435	1,423	1,324
State taxes, licenses and fees	325	329	310
Other deductions	1,070	1,122	677
Total benefits and expenses	31,159	34,849	31,717
Net gain from operations before dividends and federal income taxes	2,958	2,712	2,248
Dividends to policyholders	2,501	2,131	1,906
Net gain from operations before federal income taxes	457	581	342
Federal income tax (benefit) expense	(293)	116	(64)
Net gain from operations	750	465	406
Net realized capital (losses) gains	(801)	(490)	326
(Net loss) income	$(51)	$(25)	$732

See accompanying notes to statutory financial statements

6

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGE IN SURPLUS

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Surplus, beginning of year	$28,877	$27,941	$26,979
Net (decrease) increase due to:
(Net loss) income	(51)	(25)	732
Change in net unrealized capital (losses) gains, net of tax	(194)	8	871
Change in net unrealized foreign exchange capital (losses) gains, net of tax	(261)	376	(1,739)
Change in other net deferred income taxes	244	462	662
Change in nonadmitted assets	(191)	365	(563)
Change in asset valuation reserve	37	(315)	740
Change in reserve valuation basis	—	—	(12)
Change in surplus notes	(50)	(149)	413
Change in minimum pension liability	39	(7)	40
Prior period adjustments	(328)	173	(44)
Other	(240)	48	(138)
Net (decrease) increase	(995)	936	962
Surplus, end of year	$27,882	$28,877	$27,941

See accompanying notes to statutory financial statements

7

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Cash from operations:
Premium and other income collected	$22,405	$26,418	$24,719
Net investment income	10,079	12,269	8,172
Benefit payments	(16,553)	(17,077)	(16,698)
Net transfers from separate accounts	1,943	1,611	4,947
Commissions and other expenses	(5,132)	(5,208)	(5,292)
Dividends paid to policyholders	(2,118)	(1,908)	(1,806)
Federal and foreign income taxes paid	82	58	5
Net cash from operations	10,706	16,163	14,047
Cash from investments:
Proceeds from investments sold, matured or repaid:
Bonds	40,246	23,801	28,498
Preferred and common stocks – unaffiliated	251	290	422
Common stocks – affiliated	191	105	72
Mortgage loans	4,545	3,621	3,784
Real estate	(21)	5	177
Partnerships and limited liability companies	2,740	1,830	2,910
Derivatives	(533)	(214)	(384)
Other	(1,093)	(518)	(655)
Total investment proceeds	46,326	28,920	34,824
Cost of investments acquired:
Bonds	(60,110)	(32,278)	(43,003)
Preferred and common stocks – unaffiliated	(1,069)	(316)	(572)
Common stocks – affiliated	(177)	(256)	(624)
Mortgage loans	(4,667)	(2,896)	(2,095)
Real estate	(3)	(8)	(13)
Partnerships and limited liability companies	(3,231)	(2,988)	(3,932)
Derivatives	248	—	(267)
Other	441	153	11
Total investments acquired	(68,568)	(38,589)	(50,495)
Net (increase) decrease in policy loans	(1,762)	1,158	(935)
Net cash used in investing activities	(24,004)	(8,511)	(16,606)
Cash from financing and miscellaneous sources:
Net deposits on deposit-type contracts	1,219	1,238	806
Change in surplus notes	(50)	(150)	413
Change in repurchase agreements	195	171	241
Change in collateral	(114)	(2,024)	(2,089)
Other cash provided (used)	6,918	(1,321)	2,813
Net cash from (used in) financing and miscellaneous sources	8,168	(2,086)	2,184
Net change in cash, cash equivalents and short-term investments	(5,130)	5,566	(375)
Cash, cash equivalents and short-term investments:
Beginning of year	11,134	5,568	5,943
End of year	$6,004	$11,134	5,568

See accompanying notes to statutory financial statements

8

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

1.	Nature of operations

Massachusetts Mutual Life Insurance Company (MassMutual or the Company), a mutual life insurance company domiciled in the Commonwealth of Massachusetts, and its domestic life insurance subsidiaries provide individual and group life insurance, disability income insurance (DI), individual and group annuities and guaranteed interest contracts (GIC) to individual and institutional customers in all 50 states of the United States of America (U.S.), the District of Columbia and Puerto Rico. Products and services are offered primarily through the Company’s affiliated distribution channel, MassMutual Strategic Distributors (MMSD), Institutional Solutions (IS) and Worksite distribution channels.

The affiliated distribution channel is a sales force of financial professionals that operate in the U.S. The affiliated distribution channel sells life insurance, annuities, hybrid life and long term care insurance (LTC) and DI. The Company’s MMSD channel sells life insurance, DI, annuity, and hybrid life and LTC solutions through a network of third-party distribution partners. The Company’s IS distribution channel places group annuities, life insurance and GIC primarily through retirement advisory firms, actuarial consulting firms, investment banks, insurance benefit advisors and investment management companies. The Company’s Worksite channel works with advisors and employers across the country to provide American workers with voluntary and executive benefits such as group whole life insurance, group critical illness insurance, group accident insurance and DI, through the workplace.

2.	Summary of significant accounting policies

a.	Basis of presentation

The statutory financial statements have been prepared in conformity with the statutory accounting practices of the National Association of Insurance Commissioners (NAIC) and the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance (the Division).

Statutory accounting practices are different in some respects from financial statements prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP). The more significant differences between statutory accounting practices and U.S. GAAP are as follows:

Invested assets

•	Bonds are generally carried at amortized cost, whereas U.S. GAAP reports bonds at fair value for bonds available for sale and trading or at amortized cost for bonds held to maturity
•	Changes in the fair value of derivative financial instruments are recorded as changes in surplus, whereas U.S. GAAP generally reports these changes in revenue unless deemed an effective hedge
•	Interest rate and credit default swaps associated with replicated synthetic investment transactions are carried at amortized cost, whereas U.S. GAAP would carry them at fair value
•	Embedded derivatives are recorded as part of the underlying contract, whereas U.S. GAAP would identify and bifurcate certain embedded derivatives from the host contract or security and account for them separately at fair value
•	Income recognition on partnerships and limited liability companies, which are accounted for under the equity method, is limited to the amount of cash distribution, whereas U.S. GAAP is without limitation
•	Certain majority-owned subsidiaries and variable interest entities are accounted for using the equity method, whereas U.S. GAAP would consolidate these entities
•	Financial assets including mortgage and other commercial loans, equipment loans, held-to-maturity debt securities, and trade, lease, reinsurance and other receivables are accounted for using the other-than-temporary impairments(s) (OTTI) model described in Note 2dd, whereas U.S. GAAP would use the current expected credit loss impairment model for these financial assets carried at amortized cost.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Policyholders’ liabilities

•	Statutory policy reserves are generally based upon prescribed methods, such as the Commissioners’ Reserve Valuation Method, Commissioners’ Annuity Reserve Valuation Method or net level premium method, and prescribed statutory mortality, morbidity and interest assumptions at the time of issuance, whereas U.S. GAAP policy reserves would generally be based upon the net level premium method or the estimated gross margin method with estimates, at time of issuance, of future mortality, morbidity, persistency and interest
•	Liabilities for policyholders’ reserves, unearned premium, and unpaid claims are presented net of reinsurance ceded, whereas U.S. GAAP would present the liabilities on a direct basis and report an asset for the amounts recoverable or due from reinsurers
•	Payments received for universal and variable life insurance products, certain variable and fixed deferred annuities and group annuity contracts are reported as premium income and corresponding change in reserves, whereas U.S. GAAP would treat these payments as deposits to policyholders’ account balances

General insurance expenses and commissions

•	Certain acquisition costs, such as commissions and other variable costs, directly related to successfully acquiring new business are charged to current operations as incurred, whereas U.S. GAAP generally would capitalize these expenses and amortize them based on profit emergence over the expected life of the policies or over the premium payment period

Net realized capital (losses) gains

•	After-tax realized capital (losses) gains that result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related hedging activities are deferred into the interest maintenance reserve (IMR) and amortized into revenue, whereas U.S. GAAP reports these gains and losses as revenue

Surplus

•	Changes in the balances of deferred income taxes, which provide for book versus tax temporary differences, are subject to limitation and are recorded in surplus, whereas U.S. GAAP would generally include the change in deferred taxes in net income without limitation
•	Assets are reported at admitted asset value and assets designated as nonadmitted are excluded through a charge against surplus, whereas U.S. GAAP recognizes all assets, net of any valuation allowances
•	An asset valuation reserve (AVR) is reported as a contingency reserve to stabilize surplus against fluctuations in the statement value of real estate, partnerships and limited liability companies and certain common stocks as well as credit-related changes in the value of bonds, mortgage loans and certain derivatives, whereas U.S. GAAP does not record this reserve
•	Changes to the mortgage loan valuation allowance are recognized in net unrealized capital gains (losses), net of tax, in the Statutory Statements of Changes in Surplus, whereas U.S. GAAP follows the current expected credit losses model
•	The overfunded status of pension and other postretirement plans, which is the excess of the fair value of the plan assets over the projected benefit obligation, is a nonadmitted asset for statutory accounting whereas U.S. GAAP recognizes the overfunded status as an asset
•	Surplus notes issued by the Company are reported in surplus, whereas U.S. GAAP reports these notes as liabilities
•	Statutory Statements of Changes in Surplus includes net income, change in net unrealized capital gains (losses), change in net unrealized foreign exchange capital gains (losses), change in other net deferred income taxes, change in nonadmitted assets, change in AVR, prior period adjustments and change in minimum pension liability, whereas U.S. GAAP presents net income as retained earnings and net unrealized capital gains (losses), change in net unrealized foreign exchange capital gains (losses), change in minimum pension liability as other comprehensive income

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

•	The change in the fair value for unaffiliated common stock is recorded in surplus, whereas the change in the fair value for ownership interests in an entity not accounted for under the equity method or consolidated are recorded in revenue for U.S. GAAP

Other

•	Assets and liabilities associated with certain group annuity and variable universal life contracts, which do not pass-through all investment experience to contract holders, are maintained in separate accounts and are presented on a single line in the statutory financial statements, whereas U.S. GAAP reports these contracts as general investments and liabilities of the Company

The preparation of financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities, the disclosure of assets and liabilities as of the date of these statutory financial statements and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates and assumptions include those used in determining the carrying values of investments including the amount of mortgage loan investment valuation reserves, other-than-temporary impairment, the value of the investment in MassMutual Holding LLC (MMHLLC), the liabilities for policyholders’ reserves, the determination of admissible deferred tax assets (DTA), the liability for taxes and the liability for litigation or other contingencies. Future events including, but not limited to, changes in the level of mortality, morbidity, interest rates, persistency, asset valuations and defaults could cause results to differ from the estimates used in these statutory financial statements. Although some variability is inherent in these estimates, management believes the amounts presented are appropriate.

Certain prior year amounts within these financial statements have been reclassified to conform to the current year presentation.

b.	Corrections of errors and reclassifications

For the years ended December 31, 2024 and 2023 corrections of prior years’ errors were recorded in surplus, net of tax:

	Years Ended December 31, 2024 and 2023
	Increase (Decrease) to:
	Prior Years' Net Income		Current Year Surplus		Asset or Liability Balances
	2024	2023	2024	2023	2024	2023
	(In Millions)
Bonds	$(82)	$—	$(82)	$—	$(82)	$—
Common stocks - subsidiaries and affiliates	(1)	19	(1)	19	(1)	19
Partnerships and limited liability companies	(3)	15	(3)	15	(3)	15
Derivative assets	—	—	—	(125)	—	(125)
Cash, cash equivalents and short-term investments	16	—	16	—	16	—
Other invested assets	—	22	—	22	—	22
Investment income due and accrued	(156)	230	(156)	230	(156)	230
Policyholders' reserves	(15)	(143)	(15)	(143)	(15)	143
Derivative liabilities	—	—	—	7	—	(7)
Other liabilities	(87)	30	(87)	30	87	30
Total	$(328)	$173	$(328)	$55

11

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.	Bonds

Bonds are generally valued at amortized cost using the constant yield interest method with the exception of NAIC Category 6 bonds, which are in or near default, and certain residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS), which are rated by outside modelers, which are carried at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other investments. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date.

For loan-backed and structured securities, such as asset-backed securities (ABS), mortgage-backed securities (MBS), including RMBS and CMBS, and structured securities, including collateralized debt obligations (CDOs), amortization or accretion is revalued quarterly based on the current estimated cash flows, using either the prospective or retrospective adjustment methodologies.

Fixed income securities with the highest ratings from a rating agency follow the retrospective method of accounting.

All other fixed income securities, such as floating rate bonds and interest only securities, including those that have been impaired, follow the prospective method of accounting.

The fair value of bonds is based on quoted market prices when available. If quoted market prices are not available, values provided by other third-party organizations are used. If values provided by other third-party organizations are unavailable, fair value is estimated using internal models by discounting expected future cash flows using observable current market rates applicable to yield, credit quality and maturity of the investment or using quoted market values for comparable investments. Internal inputs used in the determination of fair value include estimated prepayment speeds, default rates, discount rates and collateral values, among others. Structure characteristics and cash flow priority are also considered. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2dd. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

d.	Preferred stocks

Preferred stocks in good standing, those that are rated Categories 1 through 3 by the Securities Valuation Office (SVO) of the NAIC, are generally valued at amortized cost. Preferred stocks not in good standing, those that are rated Categories 4 through 6 by the SVO, are valued at the lower of amortized cost or fair value. Fair values are based on quoted market prices, when available. If quoted market prices are not available, values provided by third-party organizations are used. If values provided by third-party organizations are unavailable, fair value is estimated using internal models. These models use inputs not directly observable or correlated with observable market data. Typical inputs integrated into the Company’s internal discounted expected earnings models include, but are not limited to, earnings before interest, taxes, depreciation and amortization estimates. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2dd. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

e.	Common stocks - subsidiaries and affiliates

Common stocks of unconsolidated subsidiaries, primarily MMHLLC, Glidepath Holdings Inc. (Glidepath) and MM Investment Holding (MMIH), are accounted for using the statutory equity method. The Company accounts for the value of MMHLLC at its underlying U.S. GAAP equity value less adjustments for the limited statutory basis of accounting related to foreign insurance subsidiaries and controlled affiliated entities as well as an adjustment of $305 million as of December 31, 2024 for a portion of its noncontrolling interests (NCI). Glidepath is valued on its underlying GAAP equity with adjustment to recognize its investment in MassMutual Ascend Life Insurance Company and other subsidiaries and affiliated entities (MM Ascend) based on MM Ascend’s underlying statutory surplus, adjusted for any unamortized goodwill recognized under the statutory purchase method. Operating results, less dividends declared, for MMHLLC, Glidepath and MMIH are reflected as net unrealized capital gains in the Statutory Statements of Changes in Surplus. Dividends declared from MMHLLC, Glidepath and MMIH are recorded in net investment income when declared and are limited to MMHLLC, Glidepath and MMIH’s U.S. GAAP retained earnings. The cost basis of common stocks – subsidiaries and affiliates is adjusted for impairments deemed to be other than temporary.

Refer to Note 5c. "Common stocks - subsidiaries and affiliates" for further information on the valuation of MMHLLC.

f.	Common stocks - unaffiliated

Unaffiliated common stocks are carried at fair value, which is based on quoted market prices when available. If quoted market prices are not available, values provided by third-party organizations are used. If values from third parties are unavailable, fair values are determined by management using estimates based upon internal models. The Company’s internal models include estimates based upon comparable company analysis, review of financial statements, broker quotes and last traded price. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2dd. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

g.	Mortgage loans

Mortgage loans are valued at the unpaid principal balance of the loan, net of unamortized premium, discount, mortgage origination fees and valuation allowances. Interest income earned on impaired loans is accrued on the outstanding principal balance of the loan based on the loan’s contractual coupon rate. Interest is not accrued for (a) impaired loans more than 60 days past due, (b) delinquent loans more than 90 days past due, or (c) loans that have interest that is not expected to be collected. The Company continually monitors mortgage loans where the accrual of interest has been discontinued, and will resume the accrual of interest on a mortgage loan when the facts and circumstances of the borrower and property indicate that the payments will continue to be received according to the terms of the original or modified mortgage loan agreement.

Refer to Note 2dd. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

h.	Policy loans

Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy and amounts ceded to reinsurers.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

i.	Real estate

Investment real estate, which the Company has the intent to hold for the production of income, and real estate occupied by the Company are carried at depreciated cost, less encumbrances. Depreciation is calculated using the straight-line method over the estimated useful life of the real estate holding, not to exceed 40 years. Depreciation expense is included in net investment income.

Real estate held for sale is initially carried at the lower of depreciated cost or fair value less estimated selling costs and is no longer depreciated. Adjustments to carrying value, including for further declines in fair value, are recorded in a valuation reserve, which is included in net realized capital (losses) gains.

Fair value is generally estimated using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks, net of encumbrances. The Company also obtains external appraisals for a rotating selection of properties annually. If an external appraisal is not obtained, an internal appraisal is performed.

Refer to Note 2dd. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

j.	Partnerships and limited liability companies

Partnerships and limited liability companies, except for partnerships that generate and realize low-income housing tax credits (LIHTCs), are accounted for using the equity method with the change in the equity value of the underlying investment recorded in surplus. Distributions received are recognized as net investment income to the extent the distribution does not exceed previously recorded accumulated undistributed earnings.

Investments in partnerships that generate LIHTCs are carried at amortized cost unless considered impaired. Under the amortized cost method, the excess of the carrying value of the investment over its estimated residual value is amortized into net investment income during the period in which tax benefits are recognized.

The equity method is suspended if the carrying value of the investment is reduced to zero due to losses from the investment. Once the equity method is suspended, losses are not recorded until the investment returns to profitability and the equity method is resumed. However, if the Company has guaranteed obligations of the investment or is otherwise committed to provide further financial support for the investment, losses will continue to be reported up to the amount of those guaranteed obligations or commitments.

Refer to Note 2dd. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

k.	Derivatives

Interest rate swaps and credit default swaps associated with replicated assets are valued at amortized cost and all other derivative types are carried at fair value, which is based primarily upon quotations obtained from counterparties and independent sources. These quotations are compared to internally derived prices and a price challenge is lodged with the counterparties and independent sources when a significant difference cannot be explained by appropriate adjustments to the internal model. When quoted market values are not reliable or available, the value is based on an internal valuation process using market observable inputs that other market participants would use. Changes in the fair value of these instruments other than interest rate swaps and credit default swaps associated with replicated synthetic investments are recorded as unrealized capital gains (losses) in surplus. Gains and losses realized on settlement, termination, closing or assignment of contracts are recorded in net realized capital (losses) gains. Amounts receivable and payable are accrued as net investment income.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

l.	Cash, cash equivalents and short-term investments

Cash and cash equivalents, which are carried at amortized cost, consist of all highly liquid investments purchased with original maturities of three months or less.

Short-term investments, which are carried at amortized cost, consist of short-term bonds, money market mutual funds and all highly liquid investments purchased with maturities of greater than three months and less than or equal to 12 months.

The carrying value reported in the Statutory Statements of Financial Position for cash, cash equivalents and short-term investment instruments approximates the fair value.

m.	Investment income due and accrued

Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date.

n.	Federal income taxes

Total federal income taxes are based upon the Company’s best estimate of its current and deferred tax assets or liabilities. Current tax expense (benefit) is reported in the Statutory Statements of Operations as federal income tax expense (benefit) if resulting from operations and within net realized capital (losses) gains if resulting from invested asset transactions. Changes in the balances of net deferred taxes, which provide for book-to-tax temporary differences, are subject to limitations and are reported within various lines within surplus. Accordingly, the reporting of book-to-tax temporary differences, such as reserves and policy acquisition costs, and of book-to-tax permanent differences, such as tax-exempt interest and tax credits, may result in effective tax rates in the Statutory Statements of Operations that differ from the federal statutory tax rate.

o.	Other than invested assets

Other than invested assets primarily includes the Company’s investment in corporate-owned life insurance, deferred and uncollected life insurance premium, receivable from subsidiaries and affiliates, reinsurance recoverable, fixed assets and other receivables.

p.	Separate accounts

Separate accounts and sub-accounts are segregated funds administered and invested by the Company, the performance of which primarily benefits the policyholders/contract holders with an interest in the separate accounts. Group and individual variable annuity, variable life and other insurance policyholders/contract holders select from among the separate accounts and sub-accounts made available by the Company. The separate accounts and sub-accounts are offered as investment options under certain insurance contracts or policies. The returns produced by separate account assets increase or decrease separate account reserves. Separate account assets consist principally of marketable securities reported at fair value. Except for the Company’s seed money, supplemental accounts and certain guaranteed separate accounts issued in Minnesota, separate account assets can only be used to satisfy separate account liabilities and are not available to satisfy the general obligations of the Company. Separate account administrative and investment advisory fees are included in fees and other income.

Assets may be transferred from the general investments of the Company to seed the separate accounts. When assets are transferred, they are transferred at fair market value. Gains related to the transfer are deferred to the extent that the Company maintains a proportionate interest in the separate account. The deferred gain is recognized as the Company’s ownership decreases or when the underlying assets are sold. Losses associated with these transfers are recognized immediately.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Separate accounts reflect two categories of risk assumption: nonguaranteed separate accounts for which the policyholder/contract holder assumes the investment risk and guaranteed separate accounts for which the Company contractually guarantees a minimum return, a minimum account value, or both to the policyholder/contract holder. For certain guaranteed separate account products such as interest rate guaranteed products and indexed separate account products, reserve adequacy is performed on a contract-by-contract basis using, as applicable, prescribed interest rates, mortality rates and asset risk deductions. If the outcome from this adequacy analysis produces a deficiency relative to the current account value, a liability is recorded in policyholders' reserves or liabilities for deposit-type contracts in the Statutory Statements of Financial Position with the corresponding change in the liability recorded as change in policyholders' reserves or policyholders' benefits in the Statutory Statements of Operations.

Premium income, benefits and expenses of the separate accounts are included in the Statutory Statements of Operations with the offset recorded in the change in policyholders’ reserves. Investment income, realized capital gains (losses) and unrealized capital gains (losses) on the assets of separate accounts, other than seed money, accrue to policyholders/contract holders and are not recorded in the Statutory Statements of Operations.

q.	Nonadmitted assets

Assets designated as nonadmitted by the NAIC primarily include pension plan assets, intangibles, certain electronic data processing equipment, advances and prepayments, certain investments in partnerships and limited liability companies for which qualifying audits are not performed, the amount of deferred tax assets (DTA) (subject to certain limitations) that will not be realized by the end of the third calendar year following the current year end, furniture and equipment, certain other receivables and uncollected premium greater than 90 days past due. Due and accrued income is nonadmitted on: (a) bonds delinquent more than 90 days or where collection of interest is improbable; (b) impaired bonds more than 60 days past due; (c) bonds in default; (d) mortgage loans in default where interest is 180 days past due; (e) rent in arrears for more than 90 days; and (f) policy loan interest due and accrued more than 90 days past due and included in the unpaid balance of the policy loan in excess of the cash surrender value of the underlying contract. Assets that are designated as nonadmitted are excluded from the Statutory Statements of Financial Position through a change in nonadmitted assets on the Statutory Statements of Changes in Surplus.

r.	Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business to limit its insurance risk or to assume business.

Premium income, policyholders’ benefits (including unpaid claims) and policyholders’ reserves are reported net of reinsurance. Premium, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid, but not yet reimbursed by the reinsurer and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded and modified coinsurance (Modco) reserve adjustments on reinsurance ceded are recorded as revenue. Commissions and expense allowances on Retirement Plan Group reinsurance assumed and Modco reserve adjustments on reinsurance assumed are recorded as an expense.

s.	Policyholders' reserves

Policyholders’ reserves are developed by actuarial methods that will provide for the present value of estimated future obligations in excess of estimated future premium on policies in force and are determined based on either statutory prescribed mortality/morbidity tables using specified interest rates and valuation methods, or principles-based reserving under Valuation Manual-20, which considers a wide range of future economic conditions, computed using justified company experience factors, such as mortality, policyholder behavior and expenses.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company waives deduction of deferred fractional premium at death and returns any portion of the final premium beyond the date of death. Reserves are computed using continuous functions to reflect these practices.

The Company charges a higher premium on certain contracts that cover substandard mortality risk. For these policies, the reserve calculations are based on a substandard mortality rate, which is a multiple of the standard mortality tables.

Certain variable universal life and universal life contracts include features such as guaranteed minimum death benefits (GMDB) or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit. The liability for variable and universal life GMDB and other guarantees is included in policyholders’ reserves and the related change in this liability is included in change in policyholders’ reserves in the Statutory Statements of Operations.

Certain individual variable annuity and fixed annuity products have a variety of additional guarantees such as GMDB and variable annuity guaranteed living benefits (VAGLB). The primary types of VAGLBs include guaranteed minimum accumulation benefits (GMAB), guaranteed minimum income benefits (GMIB) including GMIB Basic and GMIB Plus and guaranteed lifetime withdrawal benefits (GLWB). In general, these benefit guarantees require the contract owner or policyholder to adhere to a company-approved asset allocation strategy. The liabilities for individual variable annuity GMDB and VAGLB are included in policyholders’ reserves in the Statements of Financial Position and the related changes in these liabilities are included in change in policyholders’ reserves in the Statutory Statements of Operations.

Separate accounts include certain group annuity contracts used to fund retirement plans that offer a guarantee of a contract holder’s principal, which can be withdrawn over a stated period of time. These contracts offer a stated rate of return backed by the Company. Contract payments are not contingent upon the life of the retirement plan participants.

Unpaid claims and claim expense reserves are related to disability and LTC claims. Unpaid disability claim liabilities are projected based on the average of the last three disability payments. LTC unpaid claim liabilities are projected using policy specific daily benefit amounts and aggregate utilization factors. Claim expense reserves are based on an analysis of the unit expenses related to the processing and examination of new and ongoing claims. Interest accrued on reserves is calculated by applying NAIC prescribed interest rates to the average reserves by year incurred.

Tabular interest, tabular reserves, reserves released, and tabular cost for all life and annuity contracts and supplementary contracts involving life contingencies are determined in accordance with NAIC Annual Statement instructions. For tabular interest, whole life and term products use a formula that applies a weighted average interest rate determined from a seriatim valuation file to the mean average reserves. Universal life, variable life, group life, annuity and supplemental contracts use a formula that applies a weighted average credited rate to the mean account value. For contracts without an account value (e.g., a single premium immediate annuity) a weighted average statutory valuation rate is applied to the mean statutory reserve or accepted actuarial methods using applicable interest rates are applied.

All policyholders’ reserves and accruals are presented net of reinsurance. Management believes that these liabilities and accruals follow statutory accounting requirements and are sufficient, in conjunction with future revenues, to meet future anticipated obligations of policies and contracts in force.

t.	Liabilities for deposit-type contracts

Liabilities for funding agreements, dividend accumulations, premium deposit funds, investment-type contracts such as supplementary contracts not involving life contingencies and certain structured settlement annuities are based on account value or accepted actuarial methods using applicable interest rates.

17

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

u.	Participating contracts

Participating contracts are those that may be eligible to share in any dividends declared by the Company. Participating contracts issued by the Company represented 52% and 53% of the Company’s policyholders’ reserves and liabilities for deposit-type contracts as of December 31, 2024 and 2023, respectively.

v.	Policyholders' dividends

Dividends expected to be paid to policyholders in the following year are approved annually by MassMutual’s Board of Directors and are recorded as an expense in the current year. The allocation of these dividends to policyholders reflects the relative contribution of each group of participating policies to surplus and considers, among other factors, investment returns, mortality and morbidity experience, expenses and taxes. The liability for policyholders’ dividends includes the estimated amount of annual dividends and settlement dividends. A settlement dividend is an extra dividend payable at termination of a policy upon maturity, death or surrender.

w.	Asset valuation reserve

The Company maintains an AVR that is a contingency reserve to stabilize surplus against fluctuations in the carrying value of common stocks, real estate, partnerships and limited liability companies as well as credit-related changes in the value of bonds, preferred stocks, mortgage loans, and certain derivatives. The AVR is reported as a liability within the Statutory Statements of Financial Position and the change in AVR, net of tax, is reported within the Statutory Statements of Changes in Surplus.

x.	Repurchase agreements

Repurchase agreements are contracts under which the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. These repurchase agreements are carried at cost and accounted for as collateralized borrowings with the proceeds from the sale of the securities recorded as a liability while the underlying securities continue to be recorded as an investment by the Company. Earnings on these investments are recorded as investment income and the difference between the proceeds and the amount at which the securities will be subsequently reacquired is amortized as interest expense. Repurchase agreements are used as a tool for overall portfolio management to help ensure the Company maintains adequate assets in order to provide yield, spread and duration to support liabilities and other corporate needs.

The Company provides collateral, as dictated by the repurchase agreements, to the counterparty in exchange for a loan. If the fair value of the securities sold becomes less than the loan, the counterparty may require additional collateral.

The carrying value reported in the Statutory Statements of Financial Position for repurchase agreements approximates the fair value.

y.	Commercial paper

The Company issues commercial paper (CP) in the form of unsecured notes. Interest on CP is calculated using a 360-day year based on the actual number of days elapsed. Due to the short-term nature of CP, the carrying value approximates fair value.

18

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

z.	Interest maintenance reserve

The Company maintains an IMR that is used to stabilize net income against fluctuations in interest rates. After-tax realized capital gains (losses), which result from changes in interest rates for all types of fixed-income investments and interest-related derivatives, are deferred into the IMR and amortized into net investment income using the grouped amortization method. In the grouped amortization method, assets are grouped based on years of maturity. IMR is reduced by the amount ceded to reinsurers when entering into in force coinsurance ceding agreements. The IMR is included in other liabilities or, if negative, is included as net negative (Disallowed) IMR for any admitted portion in other than invested assets. Refer to Note 3. "New accounting standards - Adoption of new accounting standards" for further information on the adoption of INT 23-O1T - Disallowed IMR. Refer to Note 7. "Other than invested assets" for further information on the amount admitted as disallowed IMR.

aa.	Employee compensation plans

The Company has a long-term incentive compensation plan, under which certain employees of the Company and its subsidiaries may be issued phantom share-based compensation awards. These awards include Phantom Stock Appreciation Rights (PSARs) and Phantom Restricted Stock (PRS). These awards do not grant an equity or ownership interest in the Company.

PSARs provide the participant with the opportunity to share in the value created in the total enterprise. The PSAR value is the appreciation in the phantom stock price between the grant price and the share price at the time of exercise. Awards can only be settled in cash. PSARs typically cliff vest at the end of three years and expire six years after the date of grant. Vested PSARs may be exercised during quarterly two-week exercise periods prior to expiration. The compensation expense for an individual award is recognized over the service period.

PRS provide the participant with the opportunity to share in the value created in the total enterprise. Participants receive the full phantom share value (grant price plus/minus any change in share price) over the award period. Awards can only be settled in cash. PRS typically vests on a graded basis over five years, one third per year after years three, four and five. On each vesting date, a lump sum cash settlement is paid to the participant based on the number of shares vested multiplied by the most recent phantom stock price. Compensation expense is recognized on the accelerated attribution method. The accelerated attribution method recognizes compensation expense over the vesting period by which each separate payout year is treated as if it were, in substance, a separate award.

All awards granted under the Company’s plans are compensatory classified awards. Compensation costs are based on the most recent quarterly calculated intrinsic value of the PSARs (current share price less grant price per share not less than zero) and PRS (current share price per share), considering vesting provisions, net of forfeiture assumptions and are included in the Statutory Statements of Financial Position as a liability in general expenses due or accrued. The compensation expense for an individual award is recognized over the service period. The cumulative compensation expense for all outstanding awards in any period is equal to the change in calculated liability period over period. The requisite service period for the awards is the vesting period.

At the time of death or disability, awards contain vesting conditions, whereby employees’ unvested awards immediately vest on an accelerated basis with a one-year exercise period for PSARs, full accelerated vesting and settlement for PRS awards.

At the time of retirement, both PRS and PSAR vest according to the original grant terms.

The phantom share price is determined using the enterprise value of each entity within the organization provided it is within a pre-established range calculated using management basis equity method. If outside the range, the maximum or minimum share price established by the management basis equity method would apply, as appropriate.

19

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

bb.	Other liabilities

Other liabilities primarily consist of the derivative interest expense liability, remittances and items not allocated, other miscellaneous liabilities, liabilities for employee benefits and accrued separate account transfers.

cc.	Premium and related expense recognition

Life insurance premium revenue is generally recognized annually on the anniversary date of the policy. However, premium for flexible products, primarily universal life and variable universal life contracts, is recognized as revenue when received. Annuity premium is recognized as revenue when received. DI and LTC premium is recognized as revenue when due.

Premium revenue is adjusted by the related deferred premium adjustment. Deferred premium adjusts for the overstatement created in the calculation of reserves as the reserve computation assumes the entire year’s net premium is collected annually at the beginning of the policy year and does not take into account installment or modal payments.

Commissions and other costs related to issuance of new policies and policy maintenance and settlement costs are charged to current operations when incurred. Surrender fee charges on certain life and annuity products are recorded as a reduction of benefits and expenses.

dd.	Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)

Net realized capital (losses) gains, net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Net realized capital (losses) gains, including OTTI, are recognized in net income and are determined using the specific identification method.

Bonds - general

The Company employs a systematic methodology to evaluate OTTI by conducting a quarterly analysis of bonds. OTTI is evaluated in a manner consistent with market participant assumptions. The Company considers the following factors, where applicable depending on the type of securities, in the evaluation of whether a decline in value is other than temporary: (a) the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security; (b) the present value of the expected future cash flows of the security; (c) the characteristics, quality and value of the underlying collateral or issuer securing the position; (d) collateral structure; (e) the length of time and extent to which the fair value has been below amortized cost; (f) the financial condition and near-term prospects of the issuer; (g) adverse conditions related to the security or industry; (h) the rating of the security; (i) the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery to amortized cost; and (j) other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value.

In addition, if the Company has the intent to sell, or the inability, or lack of intent to retain the investment for a period sufficient to recover the amortized cost basis, an OTTI is recognized as a realized loss equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date.

When a bond is other-than-temporarily impaired, a new cost basis is established.

Bonds – corporate

For corporate securities, if it is determined that a decline in the fair value of a bond is other than temporary, OTTI is recognized as a realized loss equal to the difference between the investment’s amortized cost basis and, generally, its fair value at the balance sheet date.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company analyzes investments whose fair value is below the cost for impairment. Generally, if the investment experiences significant credit or interest rate related deterioration, the cost of the investment is not recoverable, or the Company intends to sell the investment before anticipated recovery, an OTTI is recognized as realized investment loss.

Bonds - loan-backed and structured securities

For loan-backed and structured securities, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized as a realized loss equal to the difference between the investment’s amortized cost basis and the present value of cash flows expected to be collected. The expected cash flows are discounted at the security’s effective interest rate. Internal inputs used in determining the amount of the OTTI on structured securities include collateral performance, prepayment speeds, default rates, and loss severity based on borrower and loan characteristics, as well as deal structure including subordination, over-collateralization and cash flow priority.

ABS and MBS are evaluated for OTTI using scenarios and assumptions based on the specifics of each security including collateral type, loan type, vintage and subordination level in the structure. Cash flow estimates are based on these assumptions and inputs obtained from external industry sources along with internal analysis and actual experience. Where applicable, assumptions include prepayment speeds, default rates and loss severity, weighted average maturity and changes in the underlying collateral values.

The Company has a review process for determining if CDOs are at risk for OTTI. For the senior, mezzanine and junior debt tranches, cash flows are modeled using multiple scenarios based on the current ratings and values of the underlying corporate credit risks and incorporating prepayment and default assumptions that vary according to collateral attributes of each CDO. The prepayment and default assumptions are varied within each model based upon rating (base case), historical expectations (default), rating change improvement (optimistic), rating change downgrade (pessimistic) and fair value (market). The default rates produced by these multiple scenarios are assigned an expectation weight according to current market and economic conditions and fed into a final scenario. OTTI is recorded if this final scenario results in the loss of any principal or interest payments due.

For the most subordinated junior CDO tranches, the present value of the projected cash flows in the final scenario is measured using an effective yield. If the current book value of the security is greater than the present value measured using an effective yield, an OTTI is taken in an amount sufficient to produce its effective yield. Certain CDOs cannot be modeled using all of the scenarios because of limitations on the data needed for all scenarios. The cash flows for these CDOs, including foreign currency denominated CDOs, are projected using a customized scenario management believes is reasonable for the applicable collateral pool.

For loan-backed and structured securities, any difference between the new amortized cost basis and any increased present value of future cash flows expected to be collected is accreted into net investment income over the expected remaining life of the bond.

Common and preferred stock

The cost basis of common and preferred stocks is adjusted for impairments deemed to be other than temporary. The Company considers the following factors in the evaluation of whether a decline in value is other than temporary: (a) the financial condition and near-term prospects of the issuer; (b) the Company’s ability and intent to retain the investment for a period sufficient to allow for a near-term recovery in value; and (c) the period and degree to which the value has been below cost. The Company conducts a quarterly analysis of issuers whose common or preferred stock is not-in-good standing or valued below 80% of cost. The Company also considers other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Mortgage loans

The Company performs internal reviews at least annually to determine if individual mortgage loans are performing or nonperforming. The fair values of performing mortgage loans are estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. For nonperforming loans, the fair value is the estimated collateral value of the underlying real estate. If foreclosure is probable, the Company will obtain an external appraisal.

Mortgage loans are considered to be impaired when, based upon current available information and events, it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement. A valuation allowance is recorded on a loan-by-loan basis in net unrealized capital losses for the excess of the carrying value of the mortgage loan over the fair value of its underlying collateral. Such information or events could include property performance, capital budgets, future lease roll, a property inspection as well as payment trends. Collectability and estimated decreases in collateral values are also assessed on a loan-by-loan basis considering all events and conditions relevant to the loan. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revisions as more information becomes available, as changes occur in the market or as negotiations with the borrowing entity evolve. If there is a change in the fair value of the underlying collateral or the estimated loss on the loan, the valuation allowance is adjusted accordingly. An OTTI occurs upon the realization of a credit loss, typically through foreclosure or after a decision is made to accept a discounted payoff, and is recognized in realized capital losses. The previously recorded valuation allowance is reversed from unrealized capital losses. When an OTTI is recorded, a new cost basis is established reflecting estimated value of the collateral.

Real estate

For real estate held for the production of income, depreciated cost is adjusted for impairments whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable, with the impairment being included in realized capital losses. An impairment is recorded when the property’s estimated future net operating cash flows over ten years, undiscounted and without interest charges, is less than book value.

Adjustments to the carrying value of real estate held for sale are recorded in a valuation reserve as realized capital losses when the fair value less estimated selling costs is less than the carrying value.

Partnerships and limited liability companies

When it is probable that the Company will be unable to recover the outstanding carrying value of an investment based on undiscounted cash flows, or there is evidence indicating an inability of the investee to sustain earnings to justify the carrying value of the investment, OTTI is recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment. The estimated fair values of limited partnership interests are generally based on the Company’s share of the net asset value (NAV) as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

For determining impairments in partnerships that generate LIHTCs, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate for future benefits of ten or more years and compares the results to its current book value. Impairments are recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Unrealized capital gains (losses)

Unrealized capital gains (losses) include changes in the fair value of derivatives, excluding interest rate swaps and credit default index swaps associated with replicated assets; currency translation adjustments on foreign-denominated bonds; changes in the fair value of unaffiliated common stocks; changes in the fair value of bonds and preferred stocks that are carried at fair value; and changes in the inflation adjustments on U.S Treasury inflation-indexed securities. Changes in the Company’s equity investments in partnerships and limited liability companies, including the earnings as reported on the financial statements, earnings recorded as accumulated undistributed earnings, foreign exchange asset valuation and mark-to-market on operating assets, and certain subsidiaries and affiliates are also reported as changes in unrealized capital gains (losses). Unrealized capital gains (losses) are recorded as a change in net unrealized capital gains (losses), net of tax, within the Statutory Statements of Changes in Surplus.

3.	New accounting standards

Adoption of new accounting standards

In August 2023, the NAIC adopted INT 23-01T — Disallowed IMR (“INT 23-01T”). INT 23-01T provides optional, limited-term guidance for the assessment of disallowed IMR for up to 10% of adjusted general account capital and surplus. An insurer’s capital and surplus must first be adjusted to exclude certain “soft assets” including net positive goodwill, electronic data processing equipment and operating system software, net deferred tax assets and admitted disallowed IMR. An insurer will only be able to admit the negative IMR if the insurer's risk-based capital is over 300% authorized control level after adjusting to remove the assets described above.

As adopted, negative IMR may be admitted first in the insurer’s general account and then, if all disallowed IMR in the general account is admitted and the percentage limit is not reached, to the separate account proportionately between insulated and noninsulated accounts. If the insurer can demonstrate historical practice in which acquired gains from derivatives were also reversed to IMR (as liabilities) and amortized, there is no exclusion for derivatives losses. INT 23-01T was adopted by the Company as of September 30, 2023 and will be effective through December 31, 2025. To the extent the Company’s IMR balance is a net negative, the effects of INT 23-01T will be reflected in the Company’s financial position, results of operations, and financial statement disclosures. The Company has adopted this guidance and the adoption resulted in an admitted disallowed IMR of $1,112 million for MassMutual.

In March 2023, the NAIC adopted modifications to SSAP No. 34 – Investment Income Due and Accrued, effective December 31, 2023. The modifications require additional disclosures and data capture related to gross, non-admitted and admitted amounts for interest income due and accrued, deferred interest, and paid-in-kind (PIK) interest. In August 2023, the NAIC adopted revisions to further clarify the PIK interest disclosure in SSAP No. 34, effective December 31, 2023. The revisions clarify that decreasing amounts to principal balances are first applied to any PIK interest included in the principal balance. The original principal would not be reduced until the PIK interest had been fully eliminated from the balance. The revisions also provide a practical expedient for determining the PIK interest in the cumulative balance by subtracting the original principal/ par value from the current principal/ par value, with the resulting PIK interest not to go less than zero. The modifications did not have a material effect on the Company’s financial statements.

In December 2023, the NAIC adopted revisions, effective January 1, 2024, to avoid allocating realized gains or losses from bond sales to the IMR when sold before a rating downgrade. Revisions were also made to avoid allocating realized gains or losses from mortgage loan sales when there is a credit loss allowance, where payments are not 90 days past due. Revisions were also made to update guidance on changes in credit ratings used to allocate credit or interest rate related gains or losses, requiring identification of realized losses from acute credit events to be allocated to AVR. The modifications did not have a material effect on the Company’s financial statements.

23

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

In March 2024, the NAIC adopted revisions to the requirements of audit and admissibility in SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities, effective March 16, 2024, to better align with the guidance on the look-through methodology. The revisions allow for admitting audited investments in entities owned by unaudited downstream noninsurance holding company SCA entity. The modifications did not have a material effect on the Company’s financial statements.

Future adoption of new accounting standards

In August 2023, the NAIC adopted revisions to clarify and incorporate a new bond definition within disclosures SSAP No. 26 – Bonds, SSAP No. 43 – Asset-Backed Securities, and other related SSAPs, which will become effective January 1, 2025. The revisions were issued in connection with its principle-based bond definition project, “the Bond Project”.

The Bond Project began in October 2020 through the development of a principle-based bond definition to be used for all securities in determining whether they qualify for reporting on the statutory annual statement Schedule D. Within the new bond definition, bonds are classified as an “issuer credit obligation” or an “asset-backed security.”

An “issuer credit obligation” is defined as a bond where repayment is supported by the general creditworthiness of an operating entity, and an “asset-backed security” is defined as a bond issued by an entity created for the primary purpose of raising capital through debt backed by financial assets. The revisions to SSAP No. 26 reflect the principle-based bond definition, and SSAP No. 43 provides accounting and reporting guidance for investments that qualify as asset-backed securities under the new bond definition. Upon adoption, investments that do not qualify as bonds will not be permitted to be reported as bonds on Schedule D, Part 1 thereafter as there will be no grandfathering for existing investments that do not qualify under the revised SSAPs. The Company is currently assessing the impacts of the adopted SSAP No. 26, SSAP No. 43 and other related SSAPs in relation to the financial statements.

In March 2024, the NAIC adopted revisions to SSAP No. 21 - Other Admitted Assets, effective January 1, 2025, clarifying that residuals follow the effective yield approach with a cap and providing an election for the cost recovery method. The modifications are not expected to have a material effect on the Company’s financial statements. The Company will elect the effective yield method using the allowable earned yield, capped by the amount of cash distributions received. The Company is assessing the potential impact on the Company’s financial statements.

Effective January 1, 2025, revisions will be made to short-term investments, which include excluding additional investment types from being reported as cash equivalents or short-term investments regardless of maturity date of the investment at the date of acquisition. Investments will be eliminated from being reported as cash equivalents or short-term investments unless they would qualify under SSAP No. 26 – Bonds as an issuer credit obligation. Such investments will then only qualify as a cash equivalent or short-term investment if they have a maturity date within 3-months (cash equivalents) or 12-months (short-term) from the date of acquisition or meet the specifics requirements for money market mutual funds or cash pooling arrangement. The Company is assessing the potential impact on the Company’s financial statements.

The NAIC adopted revisions to various SSAPs at the Spring 2024 National Meeting for investments in tax credits and acquired tax credits in response to the comments received, as well as updated annual statement reporting categories for tax credit investment risk-based capital. These revisions are in addition to the previous ones, which include broad criteria to scope in various tax credit programs, including solar programs and state specific programs. Proportional amortization will be the measurement approach as with existing low-income housing tax credits, which means recording amortization of the investment in the partnership through net investment income and use of the tax credits in the appropriate tax line. The adopted revisions will be effective on January 1, 2025. The Company is assessing the potential impact on the Company’s financial statements.

24

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

4.	Fair value of financial instruments

The following presents a summary of the carrying values and fair values of the Company's financial instruments:

	December 31, 2024
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
	(In Millions)
Financial assets:
Bonds:
U. S. government and agencies	$5,604	$4,968	$—	$4,968	$—
All other governments	979	809	—	801	8
States, territories and possessions	157	146	—	146	—
Political subdivisions	276	265	—	265	—
Special revenue	3,402	3,321	—	3,285	36
Industrial and miscellaneous	139,384	130,914	725	65,638	64,551
Hybrid securities	1,019	1,041	—	1,041	—
Parent, subsidiaries and affiliates	12,808	12,429	—	3,489	8,940
Preferred stocks	1,019	1,145	187	3	955
Common stocks - subsidiaries and affiliates	150	150	16	—	134
Common stocks - unaffiliated	1,198	1,198	292	—	906
Mortgage loans - commercial	16,962	15,575	—	—	15,575
Mortgage loans - residential	6,730	6,570	—	—	6,570
Derivatives:
Interest rate swaps	20,513	14,364	—	14,364	—
Options	567	566	113	453	—
Currency swaps	2,711	2,662	—	2,662	—
Forward contracts	412	412	—	412	—
Credit default swaps	2	2	—	2	—
Financial Futures	15	15	15	—	—
Cash, cash equivalents and short-term investments	6,004	6,004	572	5,432	—
Separate account assets	49,251	49,251	33,240	14,194	1,817
Financial liabilities:
GICs	17,955	17,249	—	—	17,249
Group annuity contracts and other deposits	1,714	1,570	—	—	1,570
Individual annuity contracts	29,402	30,328	—	—	30,328
Supplementary contracts	844	845	—	—	845
Repurchase agreements	3,408	3,420	—	3,420	—
Debt	250	250	—	250	—
Derivatives:
Interest rate swaps	15,665	16,192	—	16,192	—
Options	63	63	63	—	—
Currency swaps	792	735	—	735	—
Forward contracts	67	63	—	63	—
Credit default swaps	175	175	—	175	—
Financial futures	12	12	12	—	—

Common stocks - subsidiaries and affiliates do not include unconsolidated subsidiaries, which had statutory carrying values of $25,690 million.

25

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2023
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
	(In Millions)
Financial assets:
Bonds:
U. S. government and agencies	$5,060	$4,744	$—	$4,744	$—
All other governments	1,242	1,092	—	1,062	30
States, territories and possessions	231	229	—	229	—
Political subdivisions	363	353	—	353	—
Special revenue	4,986	4,975	—	4,938	37
Industrial and miscellaneous	122,035	113,940	66	50,235	63,639
Hybrid securities	686	658	—	658	—
Parent, subsidiaries and affiliates	9,830	9,410	—	1,406	8,004
Preferred stocks	446	470	96	—	374
Common stocks - subsidiaries and affiliates	430	430	253	—	177
Common stocks - unaffiliated	1,623	1,623	666	—	957
Mortgage loans - commercial	19,299	17,885	—	—	17,885
Mortgage loans - residential	4,722	4,449	—	—	4,449
Derivatives:
Interest rate swaps	17,292	12,277	—	12,277	—
Options	547	547	68	479	—
Currency swaps	2,831	2,831	—	2,831	—
Forward contracts	13	13	—	13	—
Credit default swaps	1	1	—	1	—
Financial Futures	56	56	56	—	—
Cash, cash equivalents and short-term investments	11,134	11,134	782	10,352	—
Separate account assets	52,593	52,593	35,002	15,677	1,914
Financial liabilities:
GICs	16,207	15,550	—	—	15,550
Group annuity contracts and other deposits	2,053	1,841	—	—	1,841
Individual annuity contracts	25,861	24,495	—	—	24,495
Supplementary contracts	942	943	—	—	943
Repurchase agreements	3,219	3,219	—	3,219	—
Debt	50	50	—	50	—
Derivatives:
Interest rate swaps	11,922	12,289	—	12,289	—
Options	35	35	35	—	—
Currency swaps	1,294	1,309	—	1,309	—
Forward contracts	301	303	—	303	—
Credit default swaps	153	152	—	152	—
Financial futures	29	29	29	—	—

Common stocks - subsidiaries and affiliates do not include unconsolidated subsidiaries, which had statutory carrying values of $25,066 million.

26

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance for fair value establishes a measurement framework that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. Each level reflects a unique description of the inputs that are significant to the fair value measurements. The levels of the fair value hierarchy are as follows:

Level 1 – Observable inputs in the form of quoted prices for identical instruments in active markets.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be derived from observable market data for substantially the full term of the assets or liabilities.

Level 3 – One or more unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using internal models, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

When available, the Company generally uses unadjusted quoted market prices from independent sources to determine the fair value of investments and classifies such items within Level 1 of the fair value hierarchy. If quoted prices are not available, prices are derived from observable market data for similar assets in an active market or obtained directly from brokers for identical assets traded in inactive markets. Investments that are priced using these inputs are classified within Level 2 of the fair value hierarchy. When some of the necessary observable inputs are unavailable, fair value is based upon internally developed models. These models use inputs not directly observable or correlated with observable market data. Typical inputs, which are integrated in the Company’s internal discounted cash flow models and discounted earnings models include, but are not limited to, issuer spreads derived from internal credit ratings and benchmark yields such as SOFR, cash flow estimates and earnings before interest, taxes, depreciation and amortization estimates. Investments that are priced with such unobservable inputs are classified within Level 3 of the fair value hierarchy.

The Company reviews the fair value hierarchy classifications at each reporting period. Overall, reclassifications between levels occur when there are changes in the observability of inputs and market activity used in the valuation of a financial asset or liability. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1 (primarily equity securities including mutual fund investments), transfers between Level 1 and Level 2 measurement categories are expected to be infrequent. Transfers into and out of Level 3 are summarized in the schedule of changes in Level 3 assets and liabilities.

The fair value of group annuity contracts and other deposits is determined by multiplying the book value of the contract by an average market value adjustment factor. The market value adjustment factor is directly related to the difference between the book value of client liabilities and the present value of installment payments discounted at current market value yields. The market value yield is measured by the Barclay's Aggregate Bond Index, subject to certain adjustments, and the installment period is equivalent to the duration of the Company’s invested asset portfolio.

The fair value of individual annuity and supplementary contracts is determined using one of several methods based on the specific contract type. For short-term contracts, generally less than 30 days, the fair value is assumed to be the book value. For contracts with longer durations, GICs and investment-type contracts, the fair value is determined by calculating the present value of future cash flows discounted at current market interest rates, the risk-free rate or a current pricing yield curve based on pricing assumptions using assets of a comparable corporate bond quality. Annuities receiving dividends are accumulated at the average minimum guaranteed rate and discounted at the risk-free rate. All others are valued using cash flow projections from the Company's asset/liability management analysis.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the Company's fair value hierarchy for assets and liabilities that are carried at fair value:

	December 31, 2024
	Level 1	Level 2	Level 3	Total
	(In Millions)
Financial assets:
Bonds:
Special revenue	$—	$1	$—	$1
Industrial and miscellaneous	725	111	265	1,101
Preferred stocks	44	—	46	90
Common stocks - subsidiaries and affiliates	16	—	134	150
Common stocks - unaffiliated	293	—	905	1,198
Derivatives:
Interest rate swaps	—	20,508	—	20,508
Options	114	453	—	567
Currency swaps	—	2,631	—	2,631
Forward contracts	—	412	—	412
Credit default swaps	—	2	—	2
Financial Futures	15	—	—	15
Separate account assets	33,240	14,194	1,817	49,251
Total financial assets carried at fair value	$34,447	$38,312	$3,167	$75,926
Financial liabilities:
Derivatives:
Interest rate swaps	$—	$15,665	$—	$15,665
Options	63	—	—	63
Currency swaps	—	201	—	201
Forward contracts	—	67	—	67
Credit default swaps	—	175	—	175
Financial futures	12	—	—	12
Total financial liabilities carried at fair value	$75	$16,108	$—	$16,183

The Company does not have any financial instruments that were carried at net asset value as a practical expedient.

28

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the Company's fair value hierarchy for assets and liabilities that are carried at fair value:

	December 31, 2023
	Level 1	Level 2	Level 3	Total
	(In Millions)
Financial assets:
Bonds:
Special revenue	$—	$2	$—	$2
Industrial and miscellaneous	66	107	172	345
Hybrid securities
Preferred stocks	24	—	63	87
Common stocks - subsidiaries and affiliates	253	—	177	430
Common stocks - unaffiliated	666	—	957	1,623
Derivatives:
Interest rate swaps	—	17,287	—	17,287
Options	68	479	—	547
Currency swaps	—	2,831	—	2,831
Forward contracts	—	13	—	13
Financial Futures	56	—	—	56
Separate account assets	35,002	15,677	1,914	52,593
Total financial assets carried at fair value	$36,135	$36,396	$3,283	$75,814

Financial liabilities:
Derivatives:
Interest rate swaps	$—	$11,922	$—	$11,922
Options	35	—	—	35
Currency swaps	—	192	—	192
Forward contracts	—	301	—	301
Credit default swaps	—	153	—	153
Financial futures	29	—	—	29
Total financial liabilities carried at fair value	$64	$12,568	$—	$12,632

The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes and the level of market activity may result in a reclassification of certain financial assets or liabilities between fair value hierarchy classifications. Such reclassifications are reported as transfers between levels in the beginning fair value for the reporting period in which the changes occur.

Valuation Techniques and Inputs

The Company determines the fair value of its investments using primarily the market approach or the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or the income approach is used.

A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis and categorized within Level 2 and Level 3 of the fair value hierarchy is as follows:

29

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Separate account assets – These assets primarily include bonds (industrial and miscellaneous; U.S. government and agencies), and derivatives. Their fair values are determined as follows:

Bonds (Industrial and miscellaneous) – These securities are principally valued using the market or the income approaches. Level 2 valuations are based primarily on quoted prices in markets that are not active, broker quotes, matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads versus benchmark yields, new issuances, issuer ratings, duration, and trades of identical or comparable securities. Privately placed securities are valued using discounted cash flow models using standard market observable inputs and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issuances that incorporate the credit quality and industry sector of the issuer. This level also includes securities priced by independent pricing services that use observable inputs. Valuations based on matrix pricing or other similar techniques that utilize significant unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including adjustments for illiquidity, delta spread adjustments or spreads to reflect industry trends or specific credit-related issues are classified as Level 3. In addition, inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 are classified as Level 3.

Bonds (U.S. government and agencies) – These securities are principally valued using the market approach. Level 2 valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spreads versus the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

Derivative assets and liabilities – These financial instruments are primarily valued using the market approach. The estimated fair value of derivatives is based primarily on quotations obtained from counterparties and independent sources, such as quoted market values received from brokers. These quotations are compared to internally derived prices and a price challenge is lodged with the counterparties and an independent source when a significant difference cannot be explained by appropriate adjustments to the internal model. When quoted market values are not reliable or available, the value is based upon an internal valuation process using market observable inputs that other market participants would use. Significant inputs to the valuation of derivative financial instruments include overnight index swaps (OIS) and SOFR basis curves, interest rate volatility, swap yield curve, currency spot rates, cross currency basis curves and dividend yields. Due to the observability of the significant inputs to these fair value measurements, they are classified as Level 2.

The use of different assumptions or valuation methodologies may have a material impact on the estimated fair value amounts. For the periods presented, there were no significant changes to the Company's valuation techniques.

30

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents changes in the Company's Level 3 assets carried at fair value:

	Balance as of	Gains (Losses) in Net	Losses (Gains) in					Transfers			Balance as of
	01/01/24	Income	Surplus	Purchases	Issuances	Sales	Settlements	In	Out	Other	12/31/24
	(In Millions)
Financial assets:
Bonds:
Industrial and miscellaneous	$172	$(130)	$9	$7	$3	$—	$(10)	$—	$—	$214	$265
Preferred stocks	63	(9)	8	—	—	—	—	—	—	(16)	46
Common Stocks:
Subsidiaries and affiliates	177	3	3	415	(259)	66	(346)	—	(156)	231	134
Unaffiliated	957	(6)	136	258	221	(12)	(674)	25	—	—	905
Separate account assets	1,914	83	—	21	—	(196)	(5)	—	—	—	1,817
Total financial assets	$3,283	$(59)	$156	$701	$(35)	$(142)	$(1,035)	$25	$(156)	$429	$3,167

	Balance as of	Gains (Losses) in Net	Losses (Gains) in					Transfers			Balance as of
	01/01/23	Income	Surplus	Purchases	Issuances	Sales	Settlements	In	Out	Other	12/31/23
	(In Millions)
Financial assets:
Bonds:
Industrial and miscellaneous	$220	$(4)	$(10)	$36	$1	$(2)	$(13)	$—	$—	$(56)	$172
Preferred stocks	47	—	11	3	—	—	—	—	—	2	63
Common Stocks:
Subsidiaries and affiliates	350	7	(216)	21	20	(47)	—	48	—	(6)	177
Unaffiliated	970	24	(53)	60	26	(29)	(38)	—	—	(3)	957
Separate account assets	1,693	271	—	134	—	(182)	(2)	—	—	—	1,914
Total financial assets	$3,280	$298	$(268)	$254	$47	$(260)	$(53)	$48	$—	$(63)	$3,283

Other transfers include assets that are either no longer carried at fair value or have just begun to be carried at fair value, such as assets with no level changes but a change in the lower of cost or market carrying basis. Industrial and miscellaneous bonds in other contain assets that are now carried at fair value due to ratings changes and assets are no longer carried at fair value where the fair value is now higher than the book value.

Level 3 transfers in are assets that are consistently carried at fair value but have had a level change. Common stocks unaffiliated assets were transferred from Level 2 to Level 3 due to a change in the observability of pricing inputs, at the beginning fair value for the reporting period.

31

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

5.	Investments

The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality or individual investment.

a.	Bonds

The carrying value and fair value of bonds were as follows:

	December 31, 2024
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Millions)
U.S. government and agencies	$5,604	$22	$658	$4,968
All other governments	979	6	176	809
States, territories and possessions	157	—	11	146
Political subdivisions	276	5	16	265
Special revenue	3,402	36	117	3,321
Industrial and miscellaneous	139,384	743	9,213	130,914
Hybrid securities	1,019	44	22	1,041
Parent, subsidiaries and affiliates	12,808	29	408	12,429
Total	$163,629	$885	$10,621	$153,893

The December 31, 2024 gross unrealized losses exclude $186 million of losses included in the carrying value. These losses include $183 million from NAIC Class 6 bonds and $3 million from RMBS and CMBS whose ratings were obtained from third-party modelers. These losses were primarily included in industrial and miscellaneous or parent, subsidiaries and affiliates.

	December 31, 2023
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Millions)
U.S. government and agencies	$5,060	$70	$385	$4,744
All other governments	1,242	13	163	1,092
States, territories and possessions	231	4	6	229
Political subdivisions	363	7	17	353
Special revenue	4,986	113	125	4,975
Industrial and miscellaneous	122,035	823	8,918	113,940
Hybrid securities	686	18	46	658
Parent, subsidiaries and affiliates	9,830	20	439	9,410
Total	$144,433	$1,068	$10,099	$135,401

The December 31, 2023 gross unrealized losses exclude $127 million of losses included in the carrying value. These losses include $126 million from NAIC Class 6 bonds and $1 million from RMBS and CMBS whose ratings were obtained from third-party modelers. These losses were primarily included in industrial and miscellaneous or parent, subsidiaries and affiliates.

32

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The quality of the bond portfolio is determined by the use of SVO ratings and the equivalent rating agency designations, except for RMBS and CMBS that use third-party modelers. The following sets forth the NAIC class ratings for the bond portfolio including RMBS and CMBS:

		December 31,
		2024		2023
NAIC Class	Equivalent Rating Agency Designation	Carrying Value	% of Total	Carrying Value	% of Total
		(In Millions)
1	Aaa/Aa/A	$95,519	59%	$81,184	56%
2	Baa	60,140	37	53,888	37
3	Ba	3,324	2	3,617	3
4	B	2,227	1	2,842	2
5	Caa and lower	1,862	1	2,512	2
6	In or near default	557	—	390	—
	Total	$163,629	100%	$144,433	100%

The following summarizes NAIC ratings for RMBS and CMBS investments subject to NAIC modeling:

	December 31,
	2024				2023
	RMBS		CMBS		RMBS		CMBS
NAIC Class	Carrying Value	% of Total	Carrying Value	% of Total	Carrying Value	% of Total	Carrying Value	% of Total
	(In Millions)
1	$614	86%	$2,162	79%	$246	95%	$2,020	75%
2	91	13	160	6	—	—	237	9
3	4	1	160	6	1	—	155	6
4	1	—	34	1	5	2	143	5
5	1	—	135	5	7	3	63	2
6	—	—	87	3	—	—	72	3
	$711	100%	$2738	100%	$259	100%	$2,690	100%

33

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is a summary of the carrying value and fair value of bonds as of December 31, 2024 and 2023 by contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without prepayment penalties. Securities with more than one maturity date are included in the table using the final maturity date.

	2024		2023
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In Millions)
Due in one year or less	$5,558	$5,541	$8,289	$7,949
Due after one year through five years	47,307	46,549	32,923	32,288
Due after five years through ten years	38,692	37,385	38,086	36,551
Due after ten years	72,072	64,417	65,135	58,613
Total	$163,629	$153,892	$144,433	$135,401

Sales proceeds and related gross realized capital gains (losses) from bonds were as follows:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Proceeds from sales	$18,349	$11,489	$16,097
Gross realized capital gains from sales	210	102	143
Gross realized capital losses from sales	(451)	(645)	(624)

The following is a summary of the fair values and gross unrealized losses aggregated by bond category and length of time that the securities were in a continuous unrealized loss position:

	December 31, 2024
	Less Than 12 Months			12 Months of Longer
	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers
	(In Millions)
U. S. government and agencies	$1,240	$88	6	$2,440	$570	13
All other governments	61	2	14	622	174	27
States, territories and possessions	19	—	4	109	11	7
Political subdivisions	36	1	4	143	15	9
Special revenue	377	10	39	1,077	107	119
Industrial and miscellaneous	14,133	249	1,117	52,840	9,150	2,215
Hybrid securities	159	3	14	174	20	23
Parent, subsidiaries and affiliates	1,304	10	12	6,865	398	8
Total	$17,329	$363	1,210	$64,270	$10,445	2,421

34

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2023
	Less Than 12 Months			12 Months of Longer
	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers
	(In Millions)
U. S. government and agencies	$576	$5	6	$2,067	$380	13
All other governments	26	—	5	882	163	32
States, territories and possessions	10	—	3	98	6	8
Political subdivisions	13	—	3	176	17	10
Special revenue	331	8	27	1,260	118	163
Industrial and miscellaneous	5,713	264	585	65,698	8,795	2,907
Hybrid securities	49	1	7	230	45	33
Parent, subsidiaries and affiliates	5,042	316	10	2,429	123	21
Total	$11,760	$594	646	$72,840	$9,647	3,187

As of December 31, 2024 and 2023, management has not deemed these unrealized losses to be other-than-temporary because the investment’s carrying value is expected to be realized and the Company has the ability and intent not to sell these investments until recovery, which may be at maturity.

As of December 31, 2024, investments in structured and loan-backed securities that had unrealized losses, which were not recognized in earnings, had a fair value of $11,250 million. Securities in an unrealized loss position for less than 12 months had a fair value of $4,249 million and unrealized losses of $42 million. Securities in an unrealized loss position for greater than 12 months had a fair value of $7,001 million and unrealized losses of $887 million. These securities were primarily categorized as industrial and miscellaneous or parent, subsidiaries and affiliates.

As of December 31, 2023, investments in structured and loan-backed securities that had unrealized losses, which were not recognized in earnings, had a fair value of $17,178 million. Securities in an unrealized loss position for less than 12 months had a fair value of $2,151 million and unrealized losses of $48 million. Securities in an unrealized loss position for greater than 12 months had a fair value of $15,027 million and unrealized losses of $1,261 million. These securities were primarily categorized as industrial and miscellaneous or parent, subsidiaries and affiliates.

In the course of the Company’s investment management activities, securities may be sold and reacquired within 30 days to enhance the Company’s yield on its investment portfolio. The Company did not sell any securities with the NAIC Designation 3 or below for the years ended December 31, 2024 or 2023 that were reacquired within 30 days of the sale date.

The Company had assets on deposit with government authorities or trustees, as required by law, in the amount of $10 million as of December 31, 2024 and 2023.

Residential mortgage-backed exposure

RMBS are included in the U.S. government and agencies, special revenue and industrial and miscellaneous bond categories. the Alt-a category includes option adjustable-rate mortgages and the subprime category includes 'scratch and dent' or reperforming pools, high loan-to-value pools and pools where the borrowers have very impaired credit but the average loan-to-value is low, typically 70% or below. In identifying Alt-A and subprime exposure, management used a combination of qualitative and quantitative factors, including FICO scores and loan-to-value ratios.

35

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2024, RMBS had a total carrying value of $3,882 million and a fair value of $3,904 million of which approximately 2%, based on carrying value, was classified as Alt-A. Alt-A and subprime RMBS had a total carrying value of $2,246 million and a fair value of $2,268 million. As of December 31, 2023, RMBS had a total carrying value of $3,775 million and a fair value of $3,756 million of which approximately 4%, based on carrying value, was classified as Alt-A. Alt-A and subprime RMBS had a total carrying value of $1,326 million and a fair value of $1,312 million.

During the years ended December 31, 2024, there were no significant credit downgrades for the securities held by the Company that were backed by residential mortgage pools.

Leveraged loan exposure

Leveraged loans are loans extended to companies that already have considerable amounts of debt. The Company reports leveraged loans as bonds. These leveraged loans have interest rates higher than typical loans, reflecting the additional risk of default from issuers with high debt-to-equity ratios.

As of December 31, 2024, total leveraged loans had a carrying value of $3,386 million and a fair value of $3,394 million, of which approximately 45%, based on carrying value, were domestic leveraged loans. As of December 31, 2023, total leveraged loans had a carrying value of $4,708 million and a fair value of $4,690 million, of which approximately 51%, based on carrying value, were domestic leveraged loans.

In 2024, the Company refined its definition of leveraged loans to include commercial loans to high-yield corporations.

Commercial mortgage-backed exposure

The Company holds bonds backed by pools of commercial mortgages. The mortgages in these pools have varying risk characteristics related to underlying collateral type, borrower's risk profile and ability to refinance and the return provided to the borrower from the underlying collateral. These investments had a carrying value of $2,749 million and fair value of $2,449 million as of December 31, 2024 and a carrying value of $2,693 million and fair value of $2,285 million as of December 31, 2023.

b.	5GI Securities

Securities owned by the Company with an NAIC designation of 5GI securities:

	December 31, 2024			December 31, 2023
	Number of 5GI Securities	Carrying Value	Fair Value	Number of 5GI Securities	Carrying Value	Fair Value
	(In Millions)
Investments:
Bonds - amortized cost	242	$1,002	$987	245	$1,458	$1,430
Preferred stock - amortized cost	—	—	—	3	1	9
Preferred stock - fair value	2	1	1	1	—	—
Total	244	$1,003	$988	249	$1,459	$1,439

36

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.	Preferred stocks

The carrying value and fair value of preferred stocks were as follows:

	December 31,
	2024	2023
	(In Millions)
Carrying value	$1,019	$446
Gross unrealized gains	129	29
Gross unrealized losses	(3)	(5)
Fair value	$1,145	$470

As of December 31, 2024, investments in preferred stocks in an unrealized loss position included holdings with a fair value of $178 million in 12 issuers, $141 million of which was in an unrealized loss position for more than 12 months. As of December 31, 2023, investments in preferred stocks in an unrealized loss position included holdings with a fair value of $267 million in 19 issuers, $265 million of which was in an unrealized loss position for more than 12 months. Based upon the Company’s impairment review process discussed in Note 2dd. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" the decline in value of these securities was not considered to be other than temporary as of December 31, 2024 or 2023.

As of December 31, 2024 and 2023, the Company held preferred stocks for which the transfer of ownership was restricted by contractual requirements with carrying values of $96 million and $201 million, respectively.

d.	Common stocks – subsidiaries and affiliates

The Company has two primary domestic life insurance subsidiaries, C.M. Life Insurance Company (C.M. Life), which primarily provides fixed and variable annuities and universal life insurance business, and MML Bay State Life Insurance Company (MML Bay State), a subsidiary of C.M. Life, which primarily issues variable life and bank-owned life insurance policies.

Summarized below is certain combined statutory financial information for the unconsolidated domestic life insurance subsidiaries:

	As of and for the Years Ended December 31,
	2024	2023	2022
	(In Millions)
Total Revenue	$341	$433	$577
Net income	9	48	155
Assets	12,451	12,653	12,870
Liabilities	10,531	10,515	11,090
Shareholder's equity	1,920	2,138	1,780

In 2024, C.M. Life paid $190 million in dividends to MassMutual, and did not pay any dividends to MassMutual in 2023.

MassMutual did not make any contributions to C.M. Life in 2024 and 2023.

MMHLLC, a wholly-owned subsidiary of MassMutual, is the parent of subsidiaries that include Barings LLC (Barings) and deals in markets that include retail and institutional asset management entities and registered broker dealers.

37

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The MMHLLC statutory carrying value was $17.2 billion, which included $122 million of nonadmitted asset adjustments as of December 31, 2024 and $17.6 billion as of December 31, 2023, which included $106 million of nonadmitted asset adjustments.

Summarized below is certain U.S. GAAP financial information for MMHLLC:

	As of and for the Years Ended December 31,
	2024	2023	2022
	(In Billions)
Total Revenue	$5.1	$3.4	$3.6
Net income	1.2	0.7	0.6
Assets	27.7	27.2	27.2
Liabilities	9.5	9.1	8.2
Member's equity	18.2	18.1	18.9

MMHLLC paid $785 million in dividends to MassMutual for the year ended December 31, 2024, $630 million of which were declared in 2023, and paid $730 million in dividends to MassMutual for the year ended December 31, 2023, $450 million of which were declared in 2022.

MMHLLC declared an additional $570 million in dividends to MassMutual for the year ended December 31, 2024, which will be paid in 2025.

MassMutual contributed capital of $32 million to MMHLLC for the year ended December 31, 2024, and $235 million for the year ended December 31, 2023.

As of December 31, 2024 and 2023 the Glidepath statutory carrying value was $4.7 billion and $3.6 billion, respectively.

Summarized below is certain U.S. GAAP financial information for Glidepath:

	As of and for the Years Ended December 31,
	2024	2023
	(In Billions)
Total Revenue	$3.0	$0.8
Net income	0.3	0.8
Assets	58.6	53.4
Liabilities	55.0	51.5
Shareholder's equity	3.6	1.9

Summarized below is certain U.S. GAAP financial information for MMIH:

	As of and for the Years Ended December 31,
	2024	2023	2022
	(In Billions)
Total Revenue	$0.5	$0.4	$0.3
Net income	0.1	0.1	0.1
Assets	10.9	10.1	9.3
Liabilities	9.0	8.2	7.6
Member's equity	1.9	1.9	1.7

38

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Subsidiaries of MMHLLC are involved in litigation and investigations arising in the ordinary course of their business, which seek compensatory damages, punitive damages and equitable remedies. Although the Company is not aware of any actions or allegations that reasonably could give rise to a material adverse impact to the Company’s financial position or liquidity, the outcome of litigation cannot be foreseen with certainty. It is the opinion of management that the ultimate resolution of these matters will not materially impact the Company’s financial position or liquidity. However, the outcome of a particular proceeding may be material to the Company’s Statutory Statements of Changes in Surplus for a particular period depending upon, among other factors, the size of the loss and the level of the Company’s changes in surplus for the period.

The Company does not rely on dividends from its subsidiaries to meet its operating cash flow requirements. For the domestic life insurance subsidiaries, substantially all of their statutory shareholder’s equity of $1,701 million and $1,905 million as of December 31, 2024 and 2023, respectively, was subject to dividend restrictions imposed by the State of Connecticut.

For further information on related party transactions with subsidiaries and affiliates, see Note 17. "Related party transactions".

e.	Common stocks – unaffiliated

The adjusted cost basis and carrying value of unaffiliated common stocks were as follows:

	December 31,
	2024	2023
	(In Millions)
Adjusted cost basis	$783	$1,268
Gross unrealized gains	437	407
Gross unrealized losses	(22)	(52)
Carrying value	$1,198	$1,623

As of December 31, 2024, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $41 million in 22 issuers, $18 million of which were in an unrealized loss position for more than 12 months. As of December 31, 2023, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $308 million in 30 issuers, $289 million of which were in an unrealized loss position for more than 12 months. Based upon the Company’s impairment review process discussed in Note 2dd. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" the decline in value of these securities was not considered to be other than temporary as of December 31, 2024 or 2023.

As of December 31, 2024 and 2023 the Company held common stocks, for which the transfer of ownership was restricted by contractual requirements, with carrying values of $6 million and $106 million, respectively.

f.	Mortgage loans

Mortgage loans are comprised of commercial mortgage loans and residential mortgage loans. The Company’s commercial mortgage loans primarily finance various types of real estate properties throughout the U.S., the United Kingdom and Canada. The Company holds commercial mortgage loans for which it is the primary lender or a participant or co-lender in a mortgage loan agreement and mezzanine loans that are subordinate to senior secured first liens. The Company’s loan agreements with the senior lender contain negotiated provisions that are designed to maximize the Company’s influence with the objective of mitigating the Company’s risks as the secondary lender for mezzanine loans. Commercial mortgage loans have varying risk characteristics including, among others, the borrower’s liquidity, the underlying percentage of completion of a project, the returns generated by the collateral, the refinance risk associated with maturity of the loan and deteriorating collateral value.

39

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Residential mortgage loans are primarily seasoned pools of homogeneous residential mortgage loans some of which are backed by Federal Housing Administration (FHA) and Veterans Administration (VA) guarantees. As of December 31, 2024 and 2023, the Company did not have any direct subprime exposure through the purchases of unsecuritized whole-loan pools.

Geographical concentration is considered prior to the purchase of mortgage loans and residential mortgage loan pools. The mortgage loan portfolio is diverse with no significant collateral concentrations in any particular geographic region as of December 31, 2024 or 2023.

The carrying value and fair value of the Company's mortgage loans were as follows:

	December 31, 2024		December 31, 2023
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
	(In Millions)
Commercial mortgage loans:
Primary lender	$16,854	$15,477	$19,162	$17,766
Mezzanine loans	108	98	137	119
Total commercial mortgage loans	16,962	15,575	19,299	17,885
Residential mortgage loans:
FHA insured and VA guaranteed	1,599	1,487	1,833	1,699
Other residential loans	5,131	5,083	2,889	2,750
Total residential mortgage loans	6,730	6,570	4,722	4,449
Total mortgage loans	$23,692	$22,145	$24,021	$22,334

The loan-to-value ratios by property type of the Company's commercial mortgage loans were as follows:

	December 31, 2024
	Less Than 81%	81% to 95%	Above 95%	Total	% of Total
	($ In Millions)

Office	$2,865	$1,319	$1,423	$5,607	33%
Apartments	4,604	409	371	5,384	32
Industrial and other	2,641	24	73	2,738	16
Retail	1,524	145	34	1,703	10
Hotels	1,260	179	90	1,529	9
Total	$12,894	$2,076	$1,991	$16,961	100%

40

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2023
	Less Than 81%	81% to 95%	Above 95%	Total	% of Total
	($ In Millions)

Office	$4,957	$508	$1,042	$6,507	34%
Apartments	5,064	417	235	5,716	30
Industrial and other	2,765	25	24	2,814	15
Retail	2,276	—	70	2,346	12
Hotels	1,742	82	92	1,916	10
Total	$16,804	$1,032	$1,463	$19,299	100%

For the years ended December 31, 2024 and 2023, the Company’s commercial mortgage loans’ loan-to-value ratios below 81% were 76% and 87%, respectively.

The Company uses an internal rating system as its primary method of monitoring credit quality. The following illustrates the Company’s mortgage loan portfolio rating, translated into the equivalent rating agency designation:

	December 31, 2024
	AAA/ AA/A	BBB	BB	B	CCC and Lower	Total
	(In Millions)
Commercial mortgage loans:
Primary lender	$4,324	$8,145	$2,718	$978	$689	$16,854
Mezzanine loans	—	72	36	—	—	108
Total commercial mortgage loans	4,324	8,217	2,754	978	689	16,962
Residential mortgage loans:
FHA insured and VA guaranteed	1,599	—	—	—	—	1,599
Other residential loans	745	4,365	20	1	—	5,131
Total residential mortgage loans	2,344	4,365	20	1	—	6,730
Total mortgage loans	$6,668	$12,582	$2,774	$979	$689	$23,692

	December 31, 2023
	AAA/ AA/A	BBB	BB	B	CCC and Lower	Total
	(In Millions)
Commercial mortgage loans:
Primary lender	$6,014	$9,680	$2,156	$875	$437	$19,162
Mezzanine loans	—	80	57	—	—	137
Total commercial mortgage loans	6,014	9,760	2,213	875	437	19,299
Residential mortgage loans:
FHA insured and VA guaranteed	1,832	—	—	—	—	1,832
Other residential loans	—	2,759	23	108	—	2,889
Total residential mortgage loans	1,832	2,759	23	108	—	4,722
Total mortgage loans	$7,846	$12,519	$2,236	$983	$437	$24,021

41

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2024 and 2023 the maximum percentage of any one commercial mortgage loan to the estimated value of secured collateral at the time the loan was originated, exclusive of mezzanine, insured, guaranteed or purchase money mortgages, was 79.75% and 80%, respectively.

The geographic distribution of commercial mortgage loans was as follows:

	December 31, 2024		December 31, 2023
	Carrying Value	Average Loan-to-Value Ratio	Carrying Value	Average Loan-to-Value Ratio
	($ In Millions)
California	$3,465	83%	$3,904	66%
Texas	1,852	63%	1,812	56%
United Kingdom	1,710	55%	2,110	51%
New York	1,565	81%	1,894	66%
Illinois	1,033	55%	1,444	56%
District of Columbia	875	80%	929	82%
Washington	766	62%	1,018	70%
All other	5,694	76%	6,190	72%
Total commercial mortgage loans	$16,960	73%	$19,301	66%

For the years ended December 31, 2024 and 2023, all other consists of 29 jurisdictions with no individual exposure exceeding $760 million and 30 jurisdictions with no individual exposure exceeding $878 million, respectively.

Interest rates, including fixed and variable, on the Company's portfolio of mortgage loans were:

	Years Ended December 31,
	2024		2023
	Low	High	Low	High
Commercial mortgage loans	2.5%	12.2%	1.8%	12.9%
Residential mortgage loans	2.2%	12.2%	2.2%	11.8%
Mezzanine mortgage loans	5.3%	13.7%	5.3%	14.4%

Interest rates, including fixed and variable, on new mortgage loans were:

	Years Ended December 31,
	2024		2023
	Low	High	Low	High
Commercial mortgage loans	4.3%	11.3%	4.3%	11.0%
Residential mortgage loans	4.1%	11.7%	4.2%	11.8%
Mezzanine mortgage loans	—%	—%	5.5%	8.0%

As of December 31, 2024, the Company had impaired mortgage loans with or without a valuation allowance or mortgage loans derecognized as a result of foreclosure, including mortgage loans subject to a participant or co-lender mortgage loan agreement with a unilateral mortgage loan foreclosure restriction or mortgage loan derecognized as a result of a foreclosure.

42

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents a summary of the Company's impaired mortgage loans as of December 31, 2024 and December 31, 2023:

	December 31, 2024
	Carrying Value	Average Carrying Value	Unpaid Principal Balance	Valuation Allowance	Interest Income
	(In Millions)
With allowance recorded:
Commercial mortgage loans:
Primary lender	$88	$102	$125	$(35)	$4
Total	88	102	125	(35)	4
With no allowance recorded:
Commercial mortgage loans:
Primary lender	$399	$403	$552	$—	$3
Total	399	403	552	—	3

Total impaired commercial mortgage loans	$487	$505	$677	$(35)	$7

	December 31, 2023
	Carrying Value	Average Carrying Value	Unpaid Principal Balance	Valuation Allowance	Interest Income
	(In Millions)
With allowance recorded:
Commercial mortgage loans:
Primary lender	$465	$537	$624	$(157)	$24
Total	465	537	624	(157)	24

Total impaired commercial mortgage loans	$465	$537	$624	$(157)	$24

The Company did not hold any restructured mortgage loans, mortgage loans with principal or interest past due, or mortgage loans with suspended interest accruals as of December 31, 2024 or 2023. As of December 31, 2024 and 2023 the carrying value of commercial mortgage loans subject to a participant or co-lender mortgage loan agreement was $724 million and $855 million, respectively.

Allowance for credit losses:

	Years Ended December 31,
	2024	2023
Balance at the beginning of period	$(157)	$—
Additions charged to operations	(94)	(171)
Direct write-downs charged against the allowances	—	1
Recoveries of amounts previously charged off	216	13
Balance at the end of the period	$(35)	$(157)

43

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

g.	Real estate

The carrying value of real estate was as follows:

	December 31,
	2024	2023
	(In Millions)

Held for the production of income	$356	$355
Accumulated depreciation	(109)	(94)
Encumbrances	(264)	(285)
Held for the production of income, net	(17)	(24)

Held for sale	76	76
Accumulated depreciation	(74)	(74)
Held for sale, net	2	2

Occupied by the Company	568	566
Accumulated depreciation	(230)	(215)
Occupied by the Company, net	338	351
Total real estate	$323	$329

Depreciation expense on real estate was $30 million for the year ended December 31, 2024, $31 million for the year ended December 31, 2023 and $36 million for the year ended December 31, 2022.

h.	Partnerships and limited liability companies

The carrying value of partnerships and limited liability companies holdings by annual statement category were:

	December 31,
	2024	2023
	(In Millions)
Joint venture interests:
Common stocks - subsidiaries and affiliates	$2,189	$2,001
Common stocks - unaffiliated	3,268	3,462
Real estate	3,497	2,382
Bonds / preferred stock	959	735
Other	1,716	1,718
Mortgage loans	2,563	2,096
Surplus notes	440	385
LIHTCs	115	128
Total	$14,747	$12,907

As of December 31, 2024 and 2023, the Company held 14 affiliated partnerships and limited liability companies in a loss position with accumulated losses of $57 million and 13 affiliated partnerships and limited liability companies in a loss position with accumulated losses of $63 million, respectively.

The Company’s unexpired tax credits expire within a range of less than 1 year to 12 years.

44

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2024 and 2023, the Company recorded tax credits on these investments of $57 million and $55 million, respectively. The minimum holding period required for the Company’s LIHTC investments extends from 1 year to 15 years.

For determining impairments for LIHTC investments, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate ranging from 4.2% for future benefits of two years to 4.6% for future benefits of ten or more years, and compares the result to its current carry value. The Company recorded no impairments for the year ended December 31, 2024 and $14 million impairments to LIHTC investments for the year ended December 31, 2023.

i.	Derivatives

The Company uses derivative financial instruments in the normal course of business to manage risks, primarily to reduce currency, interest rate and duration imbalances determined in asset/liability analyses. The Company also uses a combination of derivatives and fixed income investments to create replicated synthetic investments. These replicated synthetic investments are created when they are economically more attractive than the actual instrument or when similar instruments are unavailable. Replicated synthetic investments are created either to hedge and reduce the Company's credit exposure or to create an investment in a particular asset. The Company held replicated synthetic investments with a notional amount of $33,462 million as of December 31, 2024 and $31,687 million as of December 31, 2023, as defined under statutory accounting practices as the result of pairing of a long derivative contract with cash instruments.

The Company’s derivative strategy employs a variety of derivative financial instruments, including: interest rate, currency, equity, bond, and credit default swaps; options; forward contracts and financial futures. Investment risk is assessed on a portfolio basis and individual derivative financial instruments are not generally designated in hedging relationships; therefore, as allowed by statutory accounting practices, the Company intentionally has not applied hedge accounting.

Interest rate swaps are primarily used to more closely match the cash flows of assets and liabilities. Interest rate swaps are also used to mitigate changes in the value of assets anticipated to be purchased and other anticipated transactions and commitments. The Company uses currency swaps for the purpose of managing currency exchange risks in its assets and liabilities.

The Company does not sell credit default swaps as a participant in the credit insurance market. The Company does, however, use credit default swaps as part of its investment management process. The Company buys credit default swaps as an efficient means to reduce credit exposure to particular issuers or sectors in the Company’s investment portfolio. The Company sells credit default swaps in order to create synthetic investment positions that enhance the return on its investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market.

Options grant the purchaser the right to buy or sell a security or enter a derivative transaction at a stated price within a stated period. The Company’s option contracts have terms of up to 45 years. A swaption is an option to enter an interest rate swap to either receive or pay a fixed rate at a future date. The Company purchases these options for the purpose of managing interest rate risks in its assets and liabilities.

The Company adopted a clearly defined hedging strategy (CDHS) to enable the Company to incorporate currently held hedges in risk-based capital (RBC) calculations. The CDHS is used to significantly mitigate the impact that movements in capital markets have on the liabilities associated with annuity guarantees. The hedge portfolio consists mainly of interest rate swaps, equity swaps, interest rate swaptions and equity futures, and provides protection in the stress scenarios under which RBC is calculated. The hedge portfolio has offsetting impacts relative to the total asset requirement for RBC and surplus for GMDB and VAGLB.

45

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company utilizes certain other agreements including forward contracts and financial futures. In addition, the Company also uses “to be announced” forward contracts (TBAs) to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost effective way. Typically, the price is agreed upon at contract inception and payment is made at a specified future date. The Company usually does not purchase TBAs with settlement by the first possible delivery date and thus, accounts for these TBAs as derivatives. TBAs that settle on the first possible delivery date are accounted for as bonds. The Company’s futures contracts are exchange traded and have credit risk. Margin requirements are met with the deposit of securities. Futures contracts are generally settled with offsetting transactions. Forward contracts and financial futures are used by the Company to reduce exposures to various risks including interest rates and currency rates.

The Company’s principal derivative exposures to market risk are interest rate risk, which includes inflation and credit risk. Interest rate risk pertains to the change in fair value of the derivative instruments as a result of changes in market interest rates. The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company regularly monitors counterparty credit ratings, derivative positions, valuations and the value of collateral posted to ensure counterparties are credit-worthy and the concentration of exposure is minimized and monitors its derivative credit exposure as part of its overall risk management program.

The Company enters derivative transactions through bilateral derivative agreements with counterparties, or through over the counter cleared derivatives with a counterparty and the use of a clearinghouse. To minimize credit risk for bilateral transactions, the Company and its counterparties generally enter into master netting agreements based on agreed upon requirements that outline the framework for how collateral is to be posted in the amount owed under each transaction, subject to certain minimums. For over the counter cleared derivative transactions between the Company and a counterparty, the parties enter into a series of master netting and other agreements that govern, among other things, clearing and collateral requirements. These transactions are cleared through a clearinghouse and each derivative counterparty is only exposed to the default risk of the clearinghouse. Certain interest rate swaps and credit default swaps are considered cleared transactions. These cleared transactions require initial and daily variation margin collateral postings. These agreements allow for contracts in a positive position, in which amounts are due to the Company, to be offset by contracts in a negative position. This right of offset, combined with collateral obtained from counterparties, reduces the Company’s credit exposure.

Net collateral pledged to the counterparties was $441 million as of December 31, 2024, and net collateral pledged by the counterparties was $421 million as of December 31, 2023. In the event of default, the full market value exposure at risk, net of offsets and collateral, was $160 million and $269 million as of December 31, 2024 and 2023, respectively. The statutory net amount at risk, defined as net collateral pledged and statement values excluding accrued interest, was $5,170 million and $5,003 million as of December 31, 2024 and 2023, respectively.

As of December 31, 2024, the company had the right to rehypothecate or repledge securities totaling $1,489 million, pledged by the counterparties, of the $441 million of the net collateral pledged to counterparties. As of December 31, 2023, the company had the right to rehypothecate or repledge securities totaling $1,444 million, pledged by the counterparties, of the $421 million of the net collateral pledged to counterparties. There were no securities rehypothecated to other counterparties as of December 31, 2024 or December 31, 2023.

46

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the carrying values and notional amounts of the Company’s derivative financial instruments:

	December 31, 2024				December 31, 2023
	Assets		Liabilities		Assets		Liabilities
	Carrying Value	Notional Amount	Carrying Value	Notional Amount	Carrying Value	Notional Amount	Carrying Value	Notional Amount
	(In Millions)
Interest rate swaps	$20,513	$173,481	$15,665	$164,073	$17,292	$177,596	$11,922	$128,949
Options	567	11,002	63	242	547	11,727	35	248
Currency swaps	2,711	31,042	792	15,461	2,831	28,593	1,294	14,672
Forward contracts	412	12,503	67	5,519	13	993	301	9,162
Credit default swaps	2	162	175	7,903	1	81	153	7,902
Financial futures	15	567	12	506	56	674	29	257
Total	$24,220	$228,757	$16,774	$193,704	$20,740	$219,664	$13,734	$161,190

The average fair value of outstanding derivative assets was $22,544 and $22,228 million for the years ended December 31, 2024 and 2023, respectively. The average fair value of outstanding derivative liabilities was $15,554 and $14,607 million for the years ended December 31, 2024 and 2023, respectively.

The following summarizes the notional amounts of the Company's credit default swaps by contractual maturity:

	December 31,
	2024	2023
	(In Millions)
Due after one year through five years	$8,065	$7,983
Total	$8,065	$7,983

The following presents the Company’s gross notional interest rate swap positions:

	December 31,
	2024	2023
	(In Millions)
Open interest rate swaps in a fixed pay position	$147,691	$130,853
Open interest rate swaps in a fixed receive position	186,865	170,817
Other interest related swaps	2,998	4,875
Total interest rate swaps	$337,554	$306,545

47

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the Company’s net realized (losses) gains on closed contracts and change in net unrealized (losses) gains related to market fluctuations on open contracts by derivative type:

	Years Ended December 31,
	2024		2023		2022
	Net Realized (Losses) Gains on Closed Contracts	Change in Net Unrealized (Losses) Gains on Open Contracts	Net Realized (Losses) Gains on Closed Contracts	Change in Net Unrealized (Losses) Gains on Open Contracts	Net Realized (Losses) Gains on Closed Contracts	Change in Net Unrealized (Losses) Gains on Open Contracts
	(In Millions)
Interest rate swaps	$(294)	$(521)	$(267)	$118	$(717)	$846
Currency swaps	122	(204)	101	(309)	69	2,204
Options	(31)	7	31	(96)	(6)	385
Credit default swaps	(69)	43	(39)	(24)	2	(17)
Forward contracts	(17)	633	(62)	(66)	853	(222)
Financial futures	(55)	(24)	(107)	9	(902)	(15)
Total	$(344)	$(66)	$(343)	$(368)	$(702)	$3,181

The following summarizes gross and net information of derivative assets and liabilities, along with collateral posted in connection with master netting agreements:

	December 31, 2024			December 31, 2023
	Derivative Assets	Derivative Liabilities	Net	Derivative Assets	Derivative Liabilities	Net
	(In Millions)
Gross	$24,220	$16,774	$7,446	$20,740	$13,734	$7,006
Due and accrued	1,421	2,515	(1,094)	1,371	2,387	(1,016)
Gross amounts offset	(22,311)	(22,311)	—	(19,063)	(19,063)	—
Net asset	3,330	(3,022)	6,352	3,048	(2,943)	5,990
Collateral posted	(3,366)	(3,807)	441	(3,438)	(3,017)	(421)
Net	$(36)	$(6,829)	$6,793	$(390)	$(5,959)	$5,569

j.	Repurchase agreements

The Company has entered into repurchase agreements whereby the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. These repurchase agreements are accounted for as collateralized borrowings with the proceeds from the sale of the securities recorded as a liability and the underlying securities continue to be recorded as an investment by the Company. Earnings on these investments are recorded as investment income and the difference between the proceeds and the amount at which the securities will be subsequently reacquired is amortized as interest expense. Repurchase agreements are used as a tool for overall portfolio management to help ensure the Company maintains adequate assets in order to provide yield, spread and duration to support liabilities and other corporate needs.

The Company provides collateral, as dictated by the repurchase agreements, to the counterparty in exchange for a loan. If the fair value of the securities sold becomes less than the loan, the counterparty may require additional collateral.

The carrying value, which is at cost, reported in the Company’s liabilities as repurchase agreements approximates the fair value.

48

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table provides contractual maturity, maximum balance during the year, and ending balance for bilateral repurchase agreements:

	December 31,
	2024		2023
	Maximum Balance	Ending Balance	Maximum Balance	Ending Balance
	(In Millions)
2 Days to 1 Week	$425	$—	$—	$—
From 1 Week to 1 Month	1,359	—	596	—
Greater than 1 Month to 3 Months	5,437	2,778	3,247	2,136
Greater than 3 Months to 1 Year	630	630	1,088	1,085
Total	$7,851	$3,408	$4,931	$3,221

The company did not have any repurchase agreements where securities sold and/or acquired resulted in default as of December 31, 2024 and 2023.

The following table presents the fair value and amortized cost of securities sold under bilateral repurchase agreement transactions, which were all NAIC rating of 1, for the years ended December 31, 2024 and 2023:

	Maximum Balance	Ending Balance
	(In Millions)
March 31, 2024
Fair Value	$4,473	$3,466
Carrying Value	$—	$3,466
June 30, 2024
Fair Value	$3,532	$3,449
Carrying Value	$—	$3,799
September 30, 2024
Fair Value	$3,710	$3,671
Carrying Value	$—	$3,816
December 31, 2024
Fair Value	$3,650	$3,420
Carrying Value	$—	$3,824

March 31, 2023
Fair Value	$3,054	$3,019
Carrying Value	$—	$3,019
June 30, 2023
Fair Value	$3,615	$2,910
Carrying Value	$—	$2,910
September 30, 2023
Fair Value	$3,563	$3,563
Carrying Value	$—	$3,563
December 31, 2023
Fair Value	$3,563	$3,221
Carrying Value	$—	$3,221

49

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table presents the cash collateral and the fair value of security collateral, which were all NAIC rating of 1, received in the bilateral repurchase agreement transactions for the years ended December 31, 2024 and 2023:

	Maximum Balance		Ending Balance
	Cash	Securities	Cash	Securities
	(In Millions)
March 31, 2024	$96	$3,530	$16	$3,487
June 30, 2024	$3,741	$14	$3,431	$—
September 30, 2024	$5,658	$13	$3,622	$—
December 31, 2024	$5,897	$1	$3,357	$1

March 31, 2023	$130	$3,066	$19	$3,022
June 30, 2023	$89	$3,031	$4	$2,918
September 30, 2023	$110	$3,247	$110	$2,717
December 31, 2023	$137	$3,230	$1	$3,230

The following table presents collateral received, aggregate allocation of the collateral by the remaining contractual maturity of the repurchase agreements for the years ended December 31, 2024 and 2023:

	Overnight and Continuous	30 Days or Less	31 to 90 Days	> 90days
	(In Millions)
Maximum Balance
March 31, 2024	$—	$—	$1,626	$1,880
June 30, 2024	$—	$14	$1,551	$1,927
September 30, 2024	$—	$789	$2,164	$213
December 31, 2024	$—	$223	$3,031	$485

March 31, 2023	$—	$259	$2,787	$—
June 30, 2023	$—	$92	$2,925	$—
September 30, 2023	$—	$—	$3,086	$—
December 31, 2023	$—	$134	$2,716	$250

Ending Balance
March 31, 2024	$—	$—	$1,626	$1,880
June 30, 2024	$—	$14	$1,551	$1,927
September 30, 2024	$—	$789	$2,164	$213
December 31, 2024	$—	$223	$3,031	$485

March 31, 2023	$—	$259	$2,787	$—
June 30, 2023	$—	$92	$2,925	$—
September 30, 2023	$—	$—	$3,086	$—
December 31, 2023	$—	$134	$2,716	$250

50

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table presents cash collateral received that has been reinvested, the total reinvested cash and the aggregate amortized cost and fair value of the invest asset acquired with the cash collateral for the years ended December 31, 2024 and 2023:

	1 to 2 Years		2 to 3 Years		> 3 Years
	Amortized Cost	Fair Value	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Maximum Balance
March 31, 2024	$—	$—	$—	$—	$—	$—
June 30, 2024	$—	$—	$1,125	$1,139	$2,674	$2,310
September 30, 2024	$—	$—	$1,142	$1,183	$2,674	$2,467
December 31, 2024	$—	$—	$1,149	$1,170	$2,256	$1,881

March 31, 2023	$—	$—	$—	$—	$—	$—
June 30, 2023	$—	$—	$—	$—	$—	$—
September 30, 2023	$—	$—	$—	$—	$—	$—
December 31, 2023	$—	$—	$—	$—	$—	$—

	1 to 2 Years		2 to 3 Years		> 3 Years
	Amortized Cost	Fair Value	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Ending Balance
March 31, 2024	$—	$—	$—	$—	$—	$—
June 30, 2024	$—	$—	$1,125	$1,139	$2,674	$2,310
September 30, 2024	$—	$—	$1,142	$1,183	$2,674	$2,467
December 31, 2024	$—	$—	$1,149	$1,170	$2,256	$1,881

March 31, 2023	$—	$—	$—	$—	$—	$—
June 30, 2023	$—	$—	$—	$—	$—	$—
September 30, 2023	$—	$—	$—	$—	$—	$—
December 31, 2023	$—	$—	$—	$—	$—	$—

To help manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company invests in highly liquid assets.

The following table presents liability recognized to return cash collateral, and the liability recognized to return securities received as collateral as required pursuant to the terms of the secured borrowing transactions for the years ended December 31, 2024 and 2023:

	Maximum Balance		Ending Balance
	Cash	Securities	Cash	Securities
	(In Millions)
March 31, 2024	$96	$3,530	$16	$3,487
June 30, 2024	$3,741	$14	$3,431	$—
September 30, 2024	$5,658	$13	$3,622	$—
December 31, 2024	$5,897	$1	$3,357	$1

51

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	Maximum Balance		Ending Balance
	Cash	Securities	Cash	Securities
	(In Millions)
March 31, 2023	$130	$3,066	$19	$3,022
June 30, 2023	$89	$3,031	$4	$2,918
September 30, 2023	$110	$3,247	$110	$2,717
December 31, 2023	$137	$3,230	$1	$3,230

The company did not have any reverse repurchase transactions accounted for as secured borrowings as of December 31, 2024 and 2023.

The Company did not have any repurchase agreements or reverse repurchase agreements transactions accounted for as a sale as of December 31, 2024 and 2023.

k.	Net investment income

Net investment income, including IMR amortization, comprised the following:

	Years Ended
	December 31,
	2024	2023	2022
	(In Millions)
Bonds	$8,415	$7,275	$5,215
Preferred stocks	24	27	22
Common stocks - subsidiaries and affiliates	919	1,115	878
Common stocks - unaffiliated	125	111	102
Mortgage loans	1,145	1,102	1,118
Policy loans	1,062	1,058	1,141
Real estate	80	70	79
Partnerships and limited liability companies	965	957	1,014
Derivatives	(455)	(84)	464
Cash, cash equivalents and short-term investments	345	363	80
Other	264	184	35
Subtotal investment income	12,889	12,178	10,148
Amortization of the IMR	(127)	(51)	(50)
Net gains from separate accounts	3	3	—
Investment expenses	(1,104)	(1,087)	(796)
Net investment income	$11,661	$11,043	$9,302

52

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

l.	Net realized capital (losses) gains

Net realized capital (losses) gains, which include OTTI and are net of deferral to the IMR, comprised the following:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Bonds	$(501)	$(720)	$(889)
Preferred stocks	16	—	(6)
Common stocks - subsidiaries and affiliates	62	24	(13)
Common stocks - unaffiliated	(44)	15	64
Mortgage loans	(331)	(73)	(41)
Real estate	—	3	127
Partnerships and limited liability companies	(71)	(314)	(355)
Derivatives	(345)	(344)	(701)
Other	12	(7)	(74)
Net realized capital losses before federal and state taxes and deferral to the IMR	(1,202)	(1,416)	(1,888)
Net federal and state tax (expense) benefit	(28)	281	94
Net realized capital losses before deferral to the IMR	(1,230)	(1,135)	(1,794)
Net after tax capital losses deferred to the IMR	429	645	2,120
Net realized capital (losses) gains	$(801)	$(490)	$326

OTTI, included in the net realized capital (losses) gains, consisted of the following:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Bonds	$(260)	$(178)	$(416)
Common stocks - subsidiaries and affiliates	(3)	(1)	—
Common stocks - unaffiliated	(18)	—	(2)
Preferred stock	(9)	—	(6)
Mortgage loans	(216)	(13)	(4)
Partnerships and limited liability companies	(128)	(353)	(183)
Total OTTI	$(634)	$(545)	$(611)

The Company recognized OTTI of $17 million and $15 million for the years ended December 31, 2024 and 2023, respectively, on structured and loan-backed securities, which are included in bonds, primarily due to the present value of expected cash flows being less than the amortized cost.

The Company utilized internally-developed models to determine less than 1% of the $260 million of bond OTTI for the year ended December 31, 2024, less than 1% of the $178 million of bond OTTI for the year ended December 31, 2023 and less than 1% of the $416 million of bond OTTI for the year ended December 31, 2022. The remaining OTTI amounts were determined using external inputs such as publicly observable fair values and credit ratings. Refer to Note 2dd. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for more information on assumptions and inputs used in the Company’s OTTI models.

53

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

m.	Restricted assets

Admitted restricted assets by category:

	December 31, 2024
	Gross (Admitted and Non-admitted) Restricted						Percentage
Restricted Asset Category	Total General Account	Total Separate Account Restricted Assets	Total	Total From Prior Year	Increase (Decrease)	Total Admitted Restricted	Gross Admitted and Non- admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	(In Millions)
Subject to repurchase agreements	$3,419	$—	$3,419	$3,230	$189	$3,419	0.99%	0.99%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	102	—	102	208	(106)	102	0.03%	0.03%
FHLB capital stock	99	—	99	99	—	99	0.03%	0.03%
On deposit with states	10	—	10	10	—	10	—%	—%
Pledged collateral to FHLB (including assets backing funding agreements)	3,530	—	3,530	2,886	644	3,530	1.02%	1.02%
Pledged as collateral not captured in other categories	5,448	—	5,448	4,490	958	5,448	1.57%	1.58%
Total restricted assets	$12,608	$—	$12,608	$10,923	$1,685	$12,608	3.64%	3.65%

	December 31, 2023
	Gross (Admitted and Non-admitted) Restricted						Percentage
Restricted Asset Category	Total General Account	Total Separate Account Restricted Assets	Total	Total From Prior Year	Increase (Decrease)	Total Admitted Restricted	Gross Admitted and Non- admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	(In Millions)
Subject to repurchase agreements	$3,230	$—	$3,230	$3,042	$188	$3,230	0.99%	0.99%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	208	—	208	358	(150)	208	0.06%	0.06%
FHLB capital stock	99	—	99	99	—	99	0.03%	0.03%
On deposit with states	10	—	10	10	—	10	—%	—%
Pledged collateral to FHLB (including assets backing funding agreements)	2,886	—	2,886	2,477	409	2,886	0.89%	0.89%
Pledged as collateral not captured in other categories	4,490	—	4,490	3,280	1,210	4,490	1.38%	1.38%
Total restricted assets	$10,923	$—	$10,923	$9,266	$1,657	$10,923	3.35%	3.35%

54

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

6.	Federal income taxes

On August 16th, 2022, the Inflation Reduction Act (IRA) was signed into law and includes certain corporate income tax provisions. Potential impacts to the Company include the imposition of a corporate alternative minimum tax (CAMT). The CAMT imposes a 15% minimum tax on adjusted financial statement income on applicable corporations that have an average adjusted financial statement income over $1 billion in the prior three-year period. The United States Treasury Department and the Internal Revenue Service released proposed regulations on September 12, 2024. As of the reporting date, the Company is not an applicable corporation and therefore not liable for CAMT in 2024.

The Company provides for DTAs in accordance with statutory accounting practices. All of the companies included in these Consolidated Statutory Financial Statements have met the required threshold to utilize the three-year reversal period and 15% of surplus limitation.

The net DTA or deferred liabilities (DTL) recognized in the Company’s assets, liabilities and surplus is as follows:

	December 31, 2024
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$3,954	$761	$4,715
Statutory valuation allowance adjustment	—	—	—
Adjusted gross DTAs	3,954	761	4,715
DTAs nonadmitted	(238)	—	(238)
Subtotal net admitted DTA	3,716	761	4,477
Total gross DTLs	(1,862)	(758)	(2,620)
Net admitted DTA(L)	$1,854	$3	$1,857

	December 31, 2023
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$3,943	$740	$4,683
Statutory valuation allowance adjustment	—	—	—
Adjusted gross DTAs	3,943	740	4,683
DTAs nonadmitted	(82)	—	(82)
Subtotal net admitted DTA	3,861	740	4,601
Total gross DTLs	(2,009)	(932)	(2,941)
Net admitted DTA(L)	$1,852	$(192)	$1,660

	Change
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$11	$21	$32
Statutory valuation allowance adjustment	—	—	—
Adjusted gross DTAs	11	21	32
DTAs nonadmitted	(156)	—	(156)
Subtotal net admitted DTA	(145)	21	(124)
Total gross DTLs	147	174	321
Net admitted DTA(L)	$2	$195	$197

55

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The amount of adjusted gross DTA admitted under each component of the guidance and the resulting change by tax character are as follows:

	December 31, 2024
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$—	$29	$29
Remaining adjusted gross DTAs expected to be realized within 3 years:
1. Adjusted gross DTA to be realized	1,774	54	1,828
2. Adjusted gross DTA allowed per limitation threshold	3,849	54	3,903
Lesser of line 1 or 2	1,774	54	1,828
Adjusted gross DTAs offset by existing DTLs	1,942	678	2,620
Total admitted DTA realized within 3 years	$3,716	$761	$4,477

	December 31, 2023
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$—	$90	$90
Remaining adjusted gross DTAs expected to be realized within 3 years:
1. Adjusted gross DTA to be realized	1,570	—	1,570
2. Adjusted gross DTA allowed per limitation threshold	4,081	—	4,081
Lesser of line 1 or 2	1,570	—	1,570
Adjusted gross DTAs offset by existing DTLs	2,291	650	2,941
Total admitted DTA realized within 3 years	$3,861	$740	$4,601

	Change
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$—	$(61)	$(61)
Remaining adjusted gross DTAs expected to be realized within 3 years:
1. Adjusted gross DTA to be realized	204	54	258
2. Adjusted gross DTA allowed per limitation threshold	(232)	54	(178)
Lesser of line 1 or 2	204	54	258
Adjusted gross DTAs offset by existing DTLs	(349)	28	(321)
Total admitted DTA realized within 3 years	$(145)	$21	$(124)

56

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company's total realization threshold limitations are as follows:

	Years Ended December 31,
	2024	2023
	(In Millions)
Ratio percentage used to determine recovery period and threshold limitation	883%	850%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation above	$26,020	$27,207

The ultimate realization of DTAs depends on the generation of future taxable income during the periods in which the temporary differences are deductible. Management considers the scheduled reversal of DTLs, including the impact of available carryback and carryforward periods, projected taxable income and tax-planning strategies in making this assessment. The impact of tax-planning is as follows:

	December 31, 2024
	Ordinary	Capital	Total
	(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs
(% of total adjusted gross DTAs)	—%	—%	—%

Net admitted adjusted gross DTAs
(% of total net admitted adjusted gross DTAs)	72%	100%	72%

	December 31, 2023
	Ordinary	Capital	Total
	(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs
(% of total adjusted gross DTAs)	—%	—%	—%

Net admitted adjusted gross DTAs
(% of total net admitted adjusted gross DTAs)	79%	—%	79%

	Change
	Ordinary	Capital	Total
	(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs
(% of total adjusted gross DTAs)	—%	—%	—%

Net admitted adjusted gross DTAs
(% of total net admitted adjusted gross DTAs)	(7)%	100%	(7)%

There are no reinsurance strategies included in the Company’s tax-planning strategies.

57

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The provision for current tax expense on earnings is as follows:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Federal income tax expense (benefit) on operating earnings	$(293)	$111	$(92)
Foreign income tax expense on operating earnings	—	5	28
Total federal and foreign income tax expense (benefit) on operating earnings	(293)	116	(64)
Federal income tax expense (benefit) on net realized capital gains	26	(268)	(106)
Total federal and foreign income tax expense (benefit)	$(267)	$(152)	$(170)

58

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs are as follows:

	December 31,
	2024	2023	Change
	(In Millions)
DTAs:
Ordinary
Reserve items	$1,939	$1,779	$160
Policy acquisition costs	1,008	931	77
Nonadmitted assets	327	320	7
Policyholders' dividends	266	234	32
Pension and compensation related items	95	73	22
Investment items	244	207	37
Expense items	61	66	(5)
Other	14	333	(319)
Total ordinary DTAs	3,954	3,943	11
Nonadmitted DTAs	238	82	156
Admitted ordinary DTAs	3,716	3,861	(145)

Capital
Unrealized investment losses	409	434	(25)
Expense items	19	18	1
Investment items	333	288	45
Total capital DTAs	761	740	21
Nonadmitted DTAs	—	—	—
Admitted capital DTAs	761	740	21

Admitted DTAs	4,477	4,601	(124)

DTLs:
Ordinary
Reserve items	74	143	(69)
Unrealized investment gains	1,019	1,128	(109)
Deferred and uncollected premium	315	309	6
Pension items	65	64	1
Other	389	365	24
Total ordinary DTLs	1,862	2,009	(147)

Capital
Unrealized investment gains	756	808	(52)
Investment items	2	124	(122)
Total capital DTLs	758	932	(174)

Total DTLs	2,620	2,941	(321)

Net admitted DTA	$1,857	$1,660	$197

59

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The change in net deferred income taxes comprised the following:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Net DTA(L)	$353	$512	$520
Less: Items not recorded in the change in net deferred income taxes:
Tax-effect of unrealized gains/(losses)	(112)	(38)	105
Tax-effect of changes from investment transfers	3	(12)	37
Change in net deferred income taxes	$244	$462	$662

As of December 31, 2024, the Company had no net operating or capital loss carryforwards to include in deferred income taxes. The Company has $9 million in tax credit carryforwards included in deferred taxes.

The components of federal and foreign income tax are recorded in the Statutory Statements of Operations and the Statutory Statements of Changes in Surplus and are different from those which would be obtained by applying the prevailing federal income tax rate to net gain from operations before federal income taxes. The significant items causing this difference are as follows:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Provision computed at federal statutory rate of 21%	$(157)	$(175)	$(325)
Investment items	(248)	(248)	(188)
Nonadmitted assets	(7)	(15)	(10)
Tax credits	(69)	(222)	(293)
Expense items	(72)	(4)	19
Foreign governmental income taxes	1	5	28
Other	41	45	(63)
Total statutory income tax benefit	$(511)	$(614)	$(832)

Federal and foreign income tax benefit	$(267)	$(152)	$(170)
Change in net deferred income taxes	(244)	(462)	(662)
Total statutory income tax benefit	$(511)	$(614)	$(832)

The Company received refunds in the amount of $82 million in 2024, $58 million in 2023 and $5 million in 2022.

The total income taxes available in the current and prior years that will be available for recoupment in the event of future net capital losses totaled $0 million related to 2024, $0 million related to 2023 and $29 million related to 2022.

60

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

MassMutual and its eligible U.S. subsidiaries are included in a consolidated U.S. federal income tax return. MassMutual and its eligible U.S. subsidiaries also file income tax returns in various states and foreign jurisdictions. MassMutual and its eligible U.S. subsidiaries and certain affiliates (the Parties) have executed and are subject to a written tax allocation agreement (the Tax Agreement). The Tax Agreement sets forth the manner in which the total combined federal income tax is allocated among the Parties. The Tax Agreement provides MassMutual with the enforceable right to recoup federal income taxes paid in prior years in the event of future net capital losses, which it may incur. Further, the Tax Agreement provides MassMutual with the enforceable right to utilize its net losses carried forward as an offset to future net income subject to federal income taxes. In accordance with the Tax Agreement, future CAMT is outside of the scope of the general tax allocation method and, consequently any future CAMT liability shall be allocated solely to MassMutual.

Companies are generally required to disclose unrecognized tax benefits, which are the tax effect of positions taken on their tax returns that may be challenged by various taxing authorities, in order to provide users of financial statements more information regarding potential liabilities. The Company recognizes tax benefits and related reserves in accordance with existing statutory accounting practices for liabilities, contingencies and impairments of assets.

The following is a reconciliation of the beginning and ending liability for unrecognized tax benefits (in millions):

Balance, January 1, 2024	$229
Gross change related to positions taken in prior years	—
Gross change related to settlements	—
Gross change related to positions taken in current year	2
Gross change related to lapse of statutes of limitations	—
Balance, December 31, 2024	$231

Included in the liability for unrecognized tax benefits as of December 31, 2024, are $217 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. The liability for the unrecognized tax benefits as of December 31, 2024 includes $9 million of unrecognized tax benefits that, if recognized, would impact the Company’s effective tax rate.

The Company recognized an increase of $6 million in accrued interest related to the liability for unrecognized tax benefits as a component of the provision for income taxes. The amount of net interest recognized was $38 million as of December 31, 2024 and $32 million as of December 31, 2023. The Company has no accrued penalties related to the liability for unrecognized tax benefits. In the next year, the Company does not anticipate the total amount of uncertain tax positions to significantly increase or decrease.

The IRS has completed its examination of MassMutual and its subsidiaries for the year 2016 and prior. The IRS completed the examination of the 2017-2018 tax years and is at Appeals for 3 issues. The adjustments resulting from these examinations are not expected to materially affect the position or liquidity of the Company.

As of December 31, 2024 and 2023, the Company did not recognize any protective deposits as admitted assets.

7.	Other than invested assets

a.	Admitted negative (disallowed) IMR

As of December 31, 2024, the Company had $1,424 million of disallowed IMR in aggregate and in the general account.

As of December 31, 2024, the calculated adjusted general capital and surplus was $24,278 million.

61

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2024, the percentage of adjusted general capital and surplus for which the admitted disallowed IMR represents was 6%.

The following represents allocated gains (losses) to IMR from derivatives:

December 31, 2024
(In Millions)
Unamortized fair value derivative gain	$2,839
Unamortized fair value derivative losses	(4,044)
Total allocated net losses to IMR from derivatives	$(1,205)

When the Company sells bonds and recognizes losses due to interest-rate related factors, and the realized losses are transferred to the IMR, the sales proceeds are generally used for reinvestment as governed by prudent asset liability management (ALM) policies and procedures. Such sales of bonds are intermittently used to meet liquidity needs and managed within the ALM framework.

IMR losses for fixed income related derivatives were in accordance with documented risk management procedures, as well as the Company’s derivative use plans, and reflect the same historical treatment of derivative gains reversed to IMR and amortized rather than immediately recognized as realized gain upon termination.

As of the period ended December 31, 2024, the IMR asset admitted under the currently adopted statutory accounting interpretation includes approximately $127 million, net of tax, related to various Funds Withheld (FWH) reinsurance treaties. Included in the FWH assets are reimbursements of capital losses on the invested assets to back the ceded reinsurance liabilities and are recorded as an adjustment to the income statement. Both the IMR and FWH assets are admitted under statutory accounting guidance.

b.	Corporate-owned life insurance

MassMutual holds corporate-owned life insurance issued by unaffiliated third-party insurers to cover the lives of certain qualified senior employees. The primary purpose of the program is to offset future employee benefit expenses. MassMutual pays all premiums and is the owner and beneficiary of these policies. MassMutual had recorded cash surrender values of these policies of $3,023 million and $2,825 million as of December 31, 2024 and 2023, respectively.

The cash surrender value is allocated by the following investment categories:

	December 31,
	2024	2023
Other invested assets	50%	45%
Bonds	27	28
Stocks	18	17
Cash and short-term investments	5	7
Real estate	—	3
	100%	100%

c.	Deferred and uncollected life insurance premium

Deferred and uncollected life insurance premium, net of loading and reinsurance, are included in other than invested assets in the Company’s Statutory Statements of Financial Position.

62

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the deferred and uncollected life insurance premium on a gross basis, as well as, net of loading and reinsurance:

	December 31,
	2024		2023
	Gross	Net	Gross	Net
	(In Millions)
Ordinary new business	$146	$78	$154	$88
Ordinary renewal	1,317	1,256	1,258	1,220
Group life	10	10	10	10
Total	$1,473	$1,344	$1,422	$1,318

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading on deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

Uncollected premium is gross premium net of reinsurance that is due and unpaid as of the reporting date, net of loading. Net premium is the amount used in the calculation of reserves. The change in deferred and uncollected life insurance premium is included in premium income. The change in loading is included as an expense and is not shown as a reduction to premium income.

Ordinary new business and ordinary renewal business consist of the basic amount of premium required on the underlying life insurance policies.

In certain instances, gross premium is less than net premium according to the standard valuation set by the Division and the Department. The gross premium is less than the net premium needed to establish the reserves because the statutory reserves must use standard conservative valuation mortality tables, while the gross premium calculated in pricing uses mortality tables that reflect both the Company’s experience and the transfer of mortality risk to reinsurers. The Company had life insurance in force of $63,447 million and $57,978 million as of December 31, 2024 and 2023, respectively.

8.	Policyholders’ liabilities

a.	Policyholders’ reserves

The Company had life insurance in force of $999 billion and $953 billion as of December 31, 2024 and 2023, respectively.

63

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes policyholders’ reserves, net of reinsurance, and the range of interest rates by type of product:

	December 31,
	2024				2023
	Amount	Interest Rates			Amount	Interest Rates
	($ In Millions)
Individual life	$85,406	2.5%	-	6.0%	$80,071	2.5%	-	6.0%
Group annuities	20,721	1.0%	-	11.8%	19,737	1.0%	-	11.8%
Individual universal and variable life	24,871	3.5%	-	6.0%	25,346	3.5%	-	6.0%
Individual annuities	38,878	1.0%	-	11.8%	34,055	1.0%	-	11.8%
Group life	4,656	3.0%	-	4.0%	4,178	3.0%	-	4.0%
Disabled life claim reserves	1,836	3.0%	-	6.0%	1,856	3.0%	-	6.0%
Disability active life reserves	1,364	3.0%	-	6.0%	1,504	3.0%	-	6.0%
Other	526	2.5%	-	6.0%	503	2.5%	-	6.0%
Total	$178,258				$167,250

Individual life includes whole life and term insurance. Group life includes corporate-owned life insurance, group universal life and group variable universal life products. Individual annuities include individual annuity contracts, supplementary contracts involving life contingencies and structured settlements. Group annuities include deferred annuities and single premium annuity contracts. Disabled life claim reserves include disability income and LTC contracts and cover the future payments of known claims. Disability active life reserves include disability income and LTC contracts issued. Other is comprised of disability life and accidental death insurance.

b.	Liabilities for deposit-type contracts

The following summarizes liabilities for deposit-type contracts and the range of interest rates by type of product:

	December 31,
	2024				2023
	Amount	Interest Rates			Amount	Interest Rates
	($ In Millions)
GICs:
Note programs	$13,986	1.2%	-	9.0%	$12,376	0.6%	-	5.6%
Federal Home Loan Bank of Boston	2,111	0.8%	-	3.4%	2,111	0.8%	-	3.4%
Municipal contracts	1,858	0.0%	-	9.0%	1,720	0.0%	-	7.2%
Supplementary contracts	2,825	1.0%	-	5.3%	2,978	1.0%	-	6.0%
Dividend accumulations	427	3.5%	-	3.8%	439	3.0%	-	3.5%
Other deposits	21	5.0%	-	6.5%	21	4.0%	-	8.0%
Total	$21,228				$19,645

64

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Note program

Funding agreements are investment contracts sold to domestic and international institutional investors. Funding agreement liabilities are equal to the account value and are established by contract deposits, increased by interest credited and decreased by contract coupon payments and maturities. Contract holders do not have the right to terminate the contract prior to the contractually stated maturity date. The Company may retire funding agreements prior to the contractually-stated maturity date by repurchasing the agreement in the market or, in some cases, by calling the agreement. If this occurs, the difference in value is an adjustment to interest credited to liabilities for deposit-type contracts in the Statutory Statements of Operations. Credited interest rates vary by contract and can be fixed or floating. Agreements do not have put provisions or ratings-based triggers. The liability of non-U.S. dollar denominated funding agreements may increase or decrease due to changes in foreign exchange rates. Currency swaps are employed to eliminate foreign exchange risk from all funding agreements issued to back non-U.S. dollar denominated notes.

Under the note program, MassMutual creates special purpose entities (SPEs), which are investment vehicles or trusts, for the purpose of issuing medium-term notes to investors. Proceeds from the sale of the medium-term notes issued by these SPEs are used to purchase funding agreements from MassMutual. The payment terms of any particular series of notes are matched by the payment terms of the funding agreement securing the series. Notes are currently issued from MassMutual’s $16.0 billion Global Medium-Term Note Program.

Federal Home Loan Bank of Boston

MassMutual has funding agreements with Federal Home Loan Bank (FHLB) of Boston in an investment spread strategy, consistent with its other funding agreements. These funding agreements are collateralized by securities with estimated fair values of $1,972 million as of December 31, 2024. MassMutual’s borrowing capacity with FHLB of Boston is subject to the lower of the limitation on the pledge of collateral for a loan set forth by law or by MassMutual’s internal limit. MassMutual’s unused capacity was $1,303 million as of December 31, 2024. As a member of FHLB of Boston, MassMutual held common stock of FHLB of Boston with a statement value of $92 million and $92 million as of December 31, 2024 and 2023, respectively.

Collateral pledged to FHLB:

	December 31, 2024			December 31, 2023
	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value	Aggregate Total Borrowing
	(In Millions)
Total collateral pledged	$5,071	$3,414	$2,111	$4,060	$2,944	$2,111

Maximum amount pledged	$5,473	$3,925	$2,111	$4,060	$2,994	$2,111

Municipal contracts

Municipal guaranteed investment contracts (municipal contracts) include contracts that contain terms with above market crediting rates. Liabilities for these contracts includes the municipal contracts’ account values, which are established by contract deposits, increased by interest credited (fixed or floating) and decreased by contract coupon payments, additional withdrawals, maturities and amortization of premium. Certain municipal contracts allow additional deposits, subject to restrictions, which are credited based on the rates in the contracts. Contracts have scheduled payment dates and amounts and interest is paid periodically. In addition, certain contracts allow additional withdrawals above and beyond the scheduled payments. These additional withdrawals have certain restrictions on the number per year, minimum dollar amount and are limited to the maximum contract balance. The majority of the municipal contracts allow early contract termination under certain conditions.

65

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Certain municipal contracts contain make-whole provisions, which document the formula for full contract payout. Certain municipal contracts have ratings-based triggers that allow the trustee to declare the entire balance due and payable. Municipal contracts may also have terms that require the Company to post collateral to a third party based on the contract balance in the event of a downgrade in ratings below certain levels under certain circumstances. When the collateral is other than cash, the collateral value is required to be greater than the account balance. The collateral was $153 million and $216 million as of December 31, 2024 and 2023, respectively. The Company employs a rigorous asset/liability management process to help mitigate the economic impacts of various liability risks. By performing asset liability management and performing other risk management activities, the Company believes that these contract provisions do not create an undue level of operating risk to the Company.

Other deposits

Other deposits primarily consist of investment contracts assumed as part of the indemnity reinsurance agreement discussed in Note 9. "Reinsurance". These contracts are used to fund retirement plans. Contract payments are not contingent upon the life of the retirement plan participant.

As of December 31, 2024, the Company’s GICs by expected maturity year were as follows (in millions):

2025	$2,729
2026	3,359
2027	3,904
2028	1,670
2029	1,937
Thereafter	4,357
Total	$17,956

Most GICs only mature on their contractual maturity date. Actual maturities for municipal contracts may differ from their contractual maturity dates, as these contracts permit early contract termination under certain conditions.

c.	Unpaid claims and claim expense reserves

The Company establishes unpaid claims and claim expense reserves to provide for the estimated costs of claims for individual disability and LTC policies. These reserves include estimates for both claims that have been reported and those that have been incurred but not reported, and include estimates of all future expenses associated with the processing and settling of these claims. This estimation process is primarily based on the assumption that experience is an appropriate indicator of future events and involves a variety of actuarial techniques that analyze experience, trends and other relevant factors. The amounts recorded for unpaid claims and claim expense reserves represent the Company’s best estimate based upon facts and actuarial guidelines. Accordingly, actual claim payouts may vary from these estimates.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the changes in disabled life and LTC unpaid claims and claim expense reserves:

	December 31,
	2024	2023
	(In Millions)

Claim reserves, beginning of year	$2,542	$2,232
Less: Reinsurance recoverables	651	367
Net claim reserves, beginning of year	1,891	1,865
Claims paid related to:
Current year	(14)	(14)
Prior years	(343)	(333)
Total claims paid	(357)	(347)
Incurred related to:
Current year's incurred	326	375
Current year's interest	8	9
Prior year's incurred	(69)	(79)
Prior year's interest	67	68
Total incurred	332	373

Adjustments through surplus	—	—

Net claim reserves, end of year	1,866	1,891
Reinsurance recoverables	742	651
Claim reserves, end of year	$2,608	$2,542

The changes in reserves for incurred claims related to prior years are generally the result of recent loss development trends. The $69 million decrease in the prior years’ incurred claims for 2024 and the $79 million decrease in the prior years’ incurred claims for 2023 were generally the result of differences between actual termination experience and statutorily prescribed termination tables. In 2024, claim experience included normal claim volume with higher terminations, resulting in a reduction to the incurred reserve from favorable experience, while 2023 claims incurred was due to maturing LTC business partially offset by a corresponding increase in reinsurance recoverable.

The following reconciles disabled life claim reserves to the net claim reserves at the end of the years presented in the previous table. Disabled life claim reserves are recorded in policyholders’ reserves. Accrued claim liabilities are recorded in other liabilities.

	December 31,
	2024	2023
	(In Millions)

Disabled life claim reserves	$1,836	$1,856
Accrued claim liabilities	30	33
Net claim reserves, end of year	$1,866	$1,889

d.	Additional liability for annuity contracts

Certain variable annuity contracts include additional death or other insurance benefit features, such GMDB, GMIB, GMAB and GLWB. In general, living benefit guarantees require the contract holder or policyholder to adhere to a company approved asset allocation strategy. Election of these benefit guarantees is generally only available at contract issue.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following shows the changes in the liabilities for GMDB, GMIB, GMAB and GLWB (in millions):

Liability as of January 1, 2023	$55
Incurred guarantee benefits	2
Paid guarantee benefits	(8)
Liability as of December 31, 2023	49
Incurred guarantee benefits	20
Paid guarantee benefits	(8)
Liability as of December 31, 2024	$61

The following summarizes the account values, net amount at risk and weighted average attained age for variable annuity contracts with GMDB, GMIB, GMAB and GLWB classified as policyholders’ reserves and separate account liabilities. The net amount at risk is defined as the minimum guarantee less the account value calculated on a policy-by-policy basis, but not less than zero.

	December 31, 2024			December 31, 2023
	Account Value	Net Amount at Risk	Weighted Average Attained Age	Account Value	Net Amount at Risk	Weighted Average Attained Age
	($ In Millions)
GMDB	$8,161	$80	68	$8,572	$25	66
GMIB Basic	412	3	73	449	7	73
GMIB Plus	1,200	429	69	1,240	448	69
GMAB	1,089	4	64	1,400	20	63
GLWB	82	13	76	94	15	75

As of December 31, 2024, the GMDB account value above consists of $819 million within the general account and $7,342 million within separate accounts that includes $3,807 million of Modco assumed. As of December 31, 2023, the GMDB account value above consists of $1,135 million within the general account and $7,437 million within separate accounts that includes $3,712 million of Modco assumed.

Account values of variable annuity contracts with GMDB, GMIB, GMAB and GLWB are summarized below:

	December 31, 2024			December 31, 2023
	Separate Account	General Account	Total	Separate Account	General Account	Total
	(In Millions)
GMDB	$7,342	$819	$8,161	$7,437	$1,135	$8,572
GMIB Basic	403	9	412	434	15	449
GMIB Plus	1,200	—	1,200	1,240	—	1,240
GMAB	1,061	28	1,089	1,368	32	1,400
GLWB	82	—	82	94	—	94

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

e.	Additional liability for individual life contracts

Certain universal life and variable universal life contracts include features such as GMDB or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit.

The following presents the changes in the liability, net of reinsurance, for guarantees on universal life and variable universal life type contracts:

	December 31,
	2024	2023
	(In Millions)
Beginning balance	$5,486	$5,154
Net liability increase (decrease)	312	332
Ending balance	$5,798	$5,486

9.	Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business in order to mitigate the impact of underwriting mortality and morbidity risks or to assume business. Such transfers do not relieve the Company of its primary liability to its customers and, as such, failure of reinsurers to honor their obligations could result in credit losses that could arise if a reinsurer defaults. The Company reduces reinsurance default risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations within the Company’s reinsurers and using trust structures, when appropriate. The Company reinsures a portion of its mortality risk in its life business under either a first dollar quota-share arrangement or an in excess of the retention limit arrangement with reinsurers. The Company also reinsures a portion of its morbidity risk in its disability and LTC business. The amounts reinsured are on a yearly renewable term, coinsurance funds withheld, coinsurance or Modco basis. The Company’s highest retention limit for new issues of life policies ranges from $15 million to $35 million.

Refer to Note 17. "Related party transactions" for information about the Company’s affiliated assumed reinsurance transactions.

There are no reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Reinsurance amounts included in the Statutory Statements of Operations were as follows:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Direct premium	$34,221	$34,223	$35,530
Premium assumed	1,049	977	1,013
Premium ceded	(14,072)	(9,711)	(13,019)
Total net premium	$21,198	$25,490	$23,524

Ceded reinsurance recoveries	$1,925	$1,842	$1,540

Assumed losses	$524	$425	$330

Reinsurance amounts included in the Statutory Statements of Financial Position were as follows:

	December 31,
	2024	2023
	(In Millions)
Reinsurance reserves
Assumed	$5,832	$6,476
Ceded	(54,419)	(47,326)

Ceded amounts recoverable	$322	$324

Benefits payable on assumed business	$62	$65

Funds held under coinsurance
Ceded	$29,625	$22,520

Reinsurance reserves ceded to unaffiliated reinsurers as of December 31, 2024, include $9,206 million associated with life insurance policies, $6,916 million for LTC, $19,985 million for annuity, $13 million for disability and $5 million for group life and health. Reinsurance reserves ceded to unaffiliated reinsurers as of December 31, 2023 include $9,219 million associated with life insurance policies, $6,497 million for LTC, $22,659 million for annuity, $14 million for disability and $6 million for group life and health.

LTC policyholders' deficiency reserves were as follows:

	December 31, 2024
	Direct	Ceded	Net
	(In Millions)
LTC premium deficiency reserves, beginning of year	$3,800	$(3,615)	$185
Assumption changes	(435)	470	35
LTC premium deficiency reserves, end of year	$3,365	$(3,145)	$220

For the year ended December 31, 2024, the Company decreased its gross LTC policyholders’ premium deficiency reserve by $435 million primarily through a combination of various assumption changes to reflect the risk inherent in the cash flows of this business. The majority of the risk is ceded to unaffiliated reinsurers resulting in the ceded policyholders’ premium deficiency reserves decreasing by $470 million. The total net impact of the change is $35 million, which was recorded as an increase to policyholders’ liabilities on the Statutory Statements of Financial Position and an increase to change in policyholders’ reserves on the Statutory Statements of Operations.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2023
	Direct	Ceded	Net
	(In Millions)
LTC premium deficiency reserves, beginning of year	$4,390	$(3,910)	$480
Assumption changes	(590)	295	(295)
LTC premium deficiency reserves, end of year	$3,800	$(3,615)	$185

For the year ended December 31, 2023, the Company decreased its gross LTC policyholders’ premium deficiency reserve by $590 million primarily through a combination of various assumption changes to reflect the risk inherent in the cash flows of this business. The majority of the risk is ceded to unaffiliated reinsurers resulting in the ceded policyholders’ premium deficiency reserves decreasing by $295 million. The total net impact of the change is $295 million, which was recorded as an increase to policyholders’ liabilities on the Statutory Statements of Financial Position and an increase to change in policyholders’ reserves on the Statutory Statements of Operations.

As of December 31, 2024, one reinsurer accounted for 26% of the outstanding balance of the reinsurance recoverable and the next largest reinsurer had 24%. The Company continues to monitor its morbidity risk ceded to one reinsurer for its LTC business, in which 79% of the reserves are held in trust.

On July 5, 2023, the Company recaptured approximately $16 million of statutory reserves reinsured on a yearly renewable term (YRT) basis for certain closed blocks of LTC business and reinsured on a coinsurance basis a portion of this product resulting in ceding $692 million statutory reserves to a different reinsurer. The recapture settlement of $17 million relieved the reinsurer of all obligations under the YRT agreement and resulted in an offset to premiums and disability benefits. As part of the coinsurance transaction, the Company transferred $657 million of premium to the reinsurer.

On October 25, 2024, the Company executed a certain coinsurance treaty amendment to increase quota share reinsurance of certain closed long-term care business by 25%. The Company transferred $357 million of premium to the reinsurer in exchange for ceding $325 million in statutory reserves.

The Company holds invested assets associated with FWH that are managed externally, as of December 31, 2024 and 2023, these assets, at carry value, included:

	December 31,
	2024	2023
	(In Millions)
Bonds	$21,471	$15,215
Preferred stocks	51	79
Mortgage loans	1,556	1,043
Partnerships and LLCs	190	51
Cash, cash equivalents and short-term investments	776	946
Total	$24,044	$17,334

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

10.	Withdrawal characteristics

a.	Annuity actuarial reserves and liabilities for deposit-type contracts

The withdrawal characteristics of the Company’s annuity actuarial reserves and deposit-type contracts as of December 31, 2024 are illustrated below:

Individual annuities

	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	% of Total
	(In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$2,332	$—	$—	$2,332	4%
At book value less current surrender charge of 5% or more	41,338	—	—	41,338	63%
At fair value	—	—	7,806	7,806	12%
Total with market value adjustment or at fair value	43,670	—	7,806	51,476	79%
At book value without adjustment (minimal or no charge or adjustment)	4,375	—	—	4,375	7%
Not subject to discretionary withdrawal	9,288	—	—	9,288	14%
Total	57,333	—	7,806	65,139	100%
Reinsurance ceded	18,515	—	—	18,515
Total, net of reinsurance	$38,818	$—	$7,806	$46,624

Amount included in book value moving to at book value without adjustment after statement date	2,058	—	—	2,058

Group annuities

	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	% of Total
	(In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$11,608	$—	$—	$11,608	17%
At fair value	—	9,403	18,973	28,376	43%
Total with market value adjustment or at fair value	11,608	9,403	18,973	39,984	60%
At book value without adjustment (minimal or no charge or adjustment)	279	318	—	597	1%
Not subject to discretionary withdrawal	26,189	—	—	26,189	39%
Total	38,076	9,721	18,973	66,770	100%
Reinsurance ceded	17,380	—	—	17,380
Total, net of reinsurance	$20,696	$9,721	$18,973	$49,390

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Deposit-type contracts

	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	% of Total
	(In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$2,166	$—	$—	$2,166	7%
At fair value	—	—	8,935	8,935	27%
Total with market value adjustment or at fair value	2,166	—	8,935	11,101	34%
At book value without adjustment (minimal or no charge or adjustment)	2,732	—	—	2,732	8%
Not subject to discretionary withdrawal	18,713	—	—	18,713	58%
Total	23,611	—	8,935	32,546	100%
Reinsurance ceded	2,383	—	—	2,383
Total, net of reinsurance	$21,228	$—	$8,935	$30,163

The following is a summary of total annuity actuarial reserves and liabilities for deposit-type contracts as of December 31, 2024 (in millions):

Statutory Statements of Financial Position:
Policyholders’ reserves – group annuities	$20,696
Policyholders’ reserves – individual annuities	38,818
Liabilities for deposit-type contracts	21,228
Subtotal	80,742
Separate Account Annual Statement:
Annuities	36,500
Other annuity contract deposit-funds and GICs	8,935
Subtotal	45,435
Total	$126,177

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

b.	Analysis of life actuarial reserves by withdrawal characteristics

The withdrawal characteristics of the Company's life actuarial reserves as of December 31, 2024 are illustrated below:

General account

	Account Value	Cash Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$21,498	$21,496	$21,551
Universal life with secondary guarantees	1,596	1,433	7,315
Other permanent cash value life insurance	—	85,082	90,020
Variable life	1	1	—
Variable universal life	1,118	1,116	1,173
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	3,023
Accidental death benefits	—	—	3
Disability - active lives	—	—	196
Disability - disabled lives	—	—	323
Miscellaneous reserves	—	—	1,061
Total (gross: direct + assumed)	$24,213	$109,128	$124,665
Reinsurance ceded	4,308	5,141	9,206
Total (net)	$19,905	$103,987	$115,459

Separate account with guarantees

	Account Value	Cash Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	1,554	1,554	1,554
Total (gross: direct + assumed)	$1,554	$1,554	$1,554
Total (net)	$1,554	$1,554	$1,554

Separate account nonguaranteed

	Account Value	Cash Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable life	$1	$1	$2
Variable universal life	1,973	1,953	1,959
Total (gross: direct + assumed)	$1,974	$1,954	$1,961
Total (net)	$1,974	$1,954	$1,961

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.	Separate accounts

The Company has guaranteed separate accounts classified as the following: nonindexed, which have multiple concurrent guarantees, including a guarantee that applies for as long as the contract is in effect and does not exceed a 4% rate of return. The Company has nonguaranteed separate accounts which are variable accounts where the benefit is determined by the performance and/or market value of the investments held in the separate account with incidental risk, notional expense and minimum death benefit guarantees.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2024 is as follows:

	Guaranteed
	Indexed	Nonindexed Less than/ Equal to 4%	Non Guaranteed	Total
	(In Millions)
Net premium, considerations or deposits for the year ended December 31, 2024	$—	$—	$4,474	$4,474

Reserves at December 31, 2024:
For accounts with assets at:
Fair value	$—	$10,038	$37,359	$47,397
Amortized cost/book value	—	1,554	—	1,554
Subtotal SIA Reserves	—	11,592	37,359	48,951
Nonpolicy liabilities	—	—	157	157
Total Separate Account Liabilities	$—	$11,592	$37,516	$49,108

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal:
At fair value	$—	$10,038	$37,359	$47,397
At book value without market value adjustment and current surrender charge of less than 5%	—	1,554	—	1,554
Subtotal	—	11,592	37,359	48,951
Nonpolicy liabilities	—	—	157	157
Total Separate Account Liabilities	$—	$11,592	$37,516	$49,108

As of December 31, 2024, the Company has $6,562 million of AVR related to book value separate accounts.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is a reconciliation of amounts reported as transfers (from) to separate accounts in the Summary of Operations of the Company’s NAIC Separate Account Annual Statement to the amounts reported as net transfers (from) to separate accounts in change in policyholders’ reserves in the accompanying Statutory Statements of Operations:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
From the Separate Account Annual Statement:
Transfers to separate accounts	$1,862	$1,935	$4,205
Transfers from separate accounts	(10,151)	(9,387)	(14,220)
Subtotal	(8,289)	(7,452)	(10,015)
Reconciling adjustments:
Miscellaneous	4,816	4,278	3,481
Net deposits on deposit-type liabilities	1,531	1,573	1,939
Net transfers from separate accounts	$(1,942)	$(1,601)	$(4,595)

Net deposits on deposit-type liabilities are not considered premium and therefore are excluded from the Statutory Statements of Operations.

11.	Debt

MassMutual issues CP in the form of Notes in minimum denominations of $250 thousand up to a total aggregation of $1,000 million with maturity dates up to a maximum of 270 days from the date of issuance. Noninterest bearing Notes are sold at par less a discount representing an interest factor. Interest bearing Notes are sold at par. The Notes are not redeemable or subject to voluntary prepayments by MassMutual. The Notes have a carrying value and face amount of $250 million as of December 31, 2024 and $50 million as of December 31, 2023. Notes issued in 2024 had interest rates ranging from 4.39% to 5.41% with maturity dates ranging from 1 to 62 days. Interest expense for commercial paper for the years ended December 31, 2024 and 2023, was $20 million and $7 million, respectively.

MassMutual has a $1,500 million five-year credit facility, $1,250 million of undrawn commitment, with a syndicate of lenders that can be used for general corporate purposes and to support CP borrowings. During December 2022, the facility was renewed and the scheduled maturity is December 16, 2027. The facility includes two one-year extension options that may be exercised with proper notification as set forth in the agreement. The facility has an upsize option for an additional $500 million. The terms of the credit facility additionally provide for, among other provisions, covenants pertaining to liens, fundamental changes, transactions with affiliates and adjusted statutory surplus. As of and for the years ended December 31, 2024 and 2023, MassMutual was in compliance with all covenants under the credit facility. For the years ended December 31, 2024 and 2023, there were no draws on the credit facilities. Credit facility fees were less than $1 million for the years ended December 31, 2024 and 2023.

12.	Employee benefit plans

The Company sponsors multiple employee benefit plans, providing retirement, life, health and other benefits to employees, certain employees of unconsolidated subsidiaries, agents, general agents and retirees who meet plan eligibility requirements.

a.	Pension plans

The Company sponsors funded and unfunded noncontributory defined benefit pension plans for its eligible employees, agents and retirees.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The funded qualified defined benefit plan generally provides benefits under a cash balance formula based on age, service and salary during the participants’ careers. Certain eligible participants may be entitled to benefits under a legacy defined benefit formula. The Company’s policy is to fund the qualified pension plan in accordance with the Employee Retirement Income Security Act of 1974. There were no contributions in 2024 and 2023.

The Company has announced there will be no new benefit accruals under the plan after December 31, 2024.

b.	Defined contribution plans

The Company sponsors funded qualified defined contribution plans and unfunded nonqualified deferred compensation thrift savings plans for its employees, agents and retirees. Defined contribution plan expense for 2024 and 2023 was $58 million and $56 million, respectively.

c.	Other postretirement benefits

The Company provides certain life insurance and health care benefits (other postretirement benefits) for its retired employees and agents, their beneficiaries and covered dependents. MMHLLC has the obligation to pay the Company’s other postretirement benefits. The transfer of this obligation to MMHLLC does not relieve the Company of its primary liability. MMHLLC is allocated other postretirement expenses related to interest cost, amortization of actuarial gains (losses) and expected return on plan assets, whereas service cost and prior service cost are recorded by the Company.

Substantially all of the Company’s U.S. employees and agents may become eligible to receive other postretirement benefits. These benefits are funded as the benefits are provided to the participants. For eligible employees who retire after 2009, except certain employees who were close to retirement in 2010, the Company’s cost is limited to a retiree health reimbursement account (RHRA), which accumulates during an employee’s career and can be drawn down by the retiree to purchase coverage outside of the Company or for other health care costs. Retired employees with a RHRA also may choose to purchase coverage through the private retiree exchange.

For other eligible current and future retired employees, and current and future retired agents, the Company provides access to postretirement health care plans through a private retiree exchange. The Company’s cost is limited to the fixed annual subsidy provided to retirees through a Health Reimbursement Account each year that the retiree can use to purchase coverage on the exchange or for other health care costs.

Company-paid basic life insurance is provided to retirees who retired before 2010 and certain employees who retire after 2009 but were close to retirement in 2010. Supplemental life insurance is available to certain retirees on a retiree-pay-all basis.

The Company provides retiree life insurance coverage for home office employees who, as of January 1, 2010, were age 50 with at least 10 years of service or had attained 75 points, generally age plus service, with a minimum 10 years of service.

d.	Benefit obligations

Accumulated and projected benefit obligations are the present value of pension benefits earned as of a December 31 measurement date (the Measurement Date) based on service and compensation as of that date.

Refer to Note 12f. “Amounts recognized in the Statutory Statements of Financial Position,” for details on the funded status of the plans. Accumulated and projected postretirement benefit obligations for other postretirement benefits are the present value of postretirement medical and life insurance benefits earned as of the Measurement Date projected for estimated salary increases to an assumed date with respect to retirement, disability or death.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Actuarial (gains) losses represent the difference between the expected results and the actual results used to determine the projected benefit obligation, accumulated benefit obligation and current year expense. Select assumptions used in this calculation include expected future compensation levels, mortality and expected retirement age.

The following presents the total pension and other postretirement accumulated benefit obligation:

	December 31,
	2024	2023	2024	2023
	Pension Benefits		Other Postretirement Benefits
	(In Millions)
Accumulated benefit obligation	$2,570	$2,634	$307	$313

The following sets forth the change in projected benefit obligation of the defined benefit pension and other postretirement plans:

	December 31,
	2024	2023	2024	2023
	Pension Benefits		Other Postretirement Benefits
	(In Millions)
Projected benefit obligation, beginning of year	$2,634	$2,590	$313	$315
Service cost	99	86	7	7
Interest cost	123	125	15	15
Actuarial (gains) losses	(5)	21	(1)	(14)
Benefits paid	(150)	(222)	(15)	(14)
Change in discount rate	(138)	34	(12)	4
Change in actuarial assumptions	7	—	—	—
Projected benefit obligation, end of year	$2,570	$2,634	$307	$313

The determination of the discount rate is based upon rates commensurate with current yields on high quality corporate bonds as of the Measurement Date. A spot yield curve is developed from this data that is used to determine the present value for the obligation. The projected plan cash flows are discounted to the Measurement Date based on the spot yield curve. A single discount rate is utilized to ensure the present value of the benefits cash flow equals the present value computed using the spot yield curve. A 25-basis point change in the discount rate results in approximately a $53 million change in the projected pension benefit obligation. The methodology includes producing a cash flow of annual accrued benefits. Refer to Note 12h. “Assumptions” for details on the discount rate.

e.	Plan assets

The assets of the qualified pension plan are invested in a MassMutual group annuity contract and in the MassMutual Pension Plan Trust (Pension Trust). The group annuity contract includes a general investment account (GIA). As of December 31, 2024 and 2023, GIA assets managed by the Company were $143 million and $229 million, respectively. The Company was rated AA+ by Standards and Poor’s as of December 31, 2024.

The Company’s overall objective is to manage the assets in a liability framework where investments are selected that are expected to have similar changes in fair value as the related liabilities will have upon changes in interest rates. The company invests in a portfolio of both return-seeking and liability-hedging assets, to achieve long-term growth and to insulate the funded position from interest rate volatility.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The target range allocations are based on two broad categories, return-seeking (generally equities and alternative investments) and liability-hedging (generally fixed income). The return-seeking allocation range is 46% to 54% and liability-hedging range is 46% to 54%. Of the return-seeking assets, the range is 35% to 55% global public equity and 45% to 65% alternatives. The pension plan assets invested in the GIA through the unallocated group annuity contract earn a fixed interest. These assets comprised approximately 6% and 9% of the plan assets as of December 31, 2024 and 2023, respectively.

The following presents the change in plan assets:

	December 31,
	2024	2023	2024	2023
	Pension Benefits		Other Postretirement Benefits
	(In Millions)
Plan assets, beginning of year	$2,521	$2,483	$4	$2
Actual return on plan assets	73	230	—	—
Employer contributions	26	30	12	14
Benefits paid	(150)	(222)	(15)	(14)
Other	—	—	(1)	2
Plan assets, end of year	$2,470	$2,521	$—	$4

The GIA is designed to provide stable, long-term investment growth. Investments in the GIA are stated at contract value. Contract value is the amount participants would receive if they were to initiate certain transactions under the terms of the plan. It provides for a stated return on principal invested over a specified period and permits withdrawals at contract value for benefit payments, loans, or transfers.

Investments in the Pension Trust are stated at fair value. Noninterest bearing cash is stated at cost value.

Fair Value Measurements

The Company’s fair value hierarchy is defined in Note 4. "Fair Value of financial instruments".

The following is a description of the valuation methodologies used to measure fair value for the investments in the qualified pension plan.

Cash, cash equivalents and short-term investments: Short-term investments are stated at cost, which is equal to fair value. Foreign currencies are stated at cost and adjusted for foreign currency gains and losses.

Government securities: Marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations furnished by a pricing service take into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data and are therefore classified as Level 2.

Bonds: If Level 1 valuations are not available, the fair value is determined using models such as matrix pricing and therefore, is classified as Level 2, which uses quoted market prices of debt securities with similar characteristics. Valued using the closing price reported on the active market on which the individual securities are traded.

Mutual funds: Mutual funds are valued at the daily closing price as reported by the fund. Certain mutual funds held by the plan are registered with the SEC and are required to publish their daily NAV. These mutual funds held by the Plan are deemed to be actively traded and are therefore classified as Level 1. The remaining mutual funds do not publish their daily NAV and are therefore classified as Level 2.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Collective investment trusts: Valued using the NAV per unit. The net asset value per unit of the funds is calculated on each business day by dividing the total value of assets, less liabilities, by the number of units outstanding. Unit issuances and redemptions are based on the net asset value determined at the end of the current day and therefore is classified as NAV practical expedient.

Real estate investment trusts: Real estate investment trusts are valued using the plan’s pro-rata interest in the fund and does not have a lock-up period, a funding commitment, or a specific redemption period but are dependent upon the liquidation of underlying assets. Therefore, these investments are classified as NAV practical expedient.

Hedge funds: Hedge funds are based on the plan’s pro rata interest in the fund and have a 45-day redemption period and therefore classified as NAV practical expedient.

Limited partnerships – Private equity/venture capital: The plan utilizes the NAV practical expedient to calculate fair value of its investments based on the Plan’s pro rata interest in net assets of each underlying partnership. All valuations utilize financial information supplied by the partnership, including income, expenses, gains and losses. The underlying investments are accounted for at fair value as described in the partnership’s audited financial statements. These funds can be redeemed periodically with notice that generally ranges from 45 to 90 days. There are no lockups or funding commitments.

Limited partnerships – Real estate: The plan utilizes the NAV practical expedient to calculate fair value of its investments based on the Plan’s pro rata interest in net assets of each underlying partnership. All valuations utilize financial information supplied by the partnership, including income, expenses, gains and losses. The underlying investments of the partnership are accounted for at fair value as described in the partnership’s audited financial statements. These funds can be redeemed periodically with notice that generally ranges from 45 to 90 days. There are no lockups or funding commitments.

Limited partnerships – Hedge: The Plan utilizes the NAV practical expedient to calculate fair value of its investments based on the Plan’s pro rata interest in net assets of each underlying partnership. All valuations utilize financial information supplied by the partnership, including income, expenses, gains and losses. The underlying investments of the partnership are accounted for at fair value as described in the partnership’s audited financial statements. The hedge funds can be redeemed semi-annually with 95-days notice. There are no lockups or funding commitments.

Other investments: Investments included in this category include asset backed securities, mortgage backed securities, swaps, derivatives, futures and options. Closing prices are not available on the active market. Fair value is determined using models such as matrix pricing and therefore, these securities are classified as Level 2.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following tables set forth by level, within the fair value hierarchy, the plan’s assets at fair value as of December 31, 2024 and 2023.

	Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
	(In Millions)
Cash, cash equivalents, and short-term investments	$44	$—	$—	$—	$44
Government securities	—	459	—	—	459
Bonds	—	374	—	—	374
Mutual funds	512	—	—	—	512
Real estate investment trusts	—	—	—	47	47
Hedge funds	—	—	—	34	34
Limited partnerships:
Private equity/venture capital	—	—	—	512	512
Real estate	—	—	—	108	108
Hedge	—	—	—	225	225
Other investments	—	3	—	—	3
Total	$556	$836	$—	$926	$2,318

	Fair Value as of December 31, 2023
	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
	(In Millions)
Cash, cash equivalents, and short-term investments	$76	$—	$—	$—	$76
Government securities	—	486	—	—	486
Bonds	—	371	—	—	371
Mutual funds	471	—	—	—	471
Real estate investment trusts	—	—	—	54	54
Hedge funds	—	—	—	31	31
Limited partnerships:
Private equity/venture capital	—	—	—	480	480
Real estate	—	—	—	120	120
Hedge	—	—	—	205	205
Other investments	—	12	—	—	12
Total	$547	$869	$—	$890	$2,306

Plan assets measured at contract value and non-interest bearing cash are excluded from the preceding table.

f.	Amounts recognized in the Statutory Statements of Financial Position

Unrecognized prior service cost is the adjustment to the projected benefit obligation as a result of plan amendments. It represents the increase or decrease in benefits for service performed in prior periods. For pension benefits, this cost is amortized into net periodic benefit cost over the average remaining service years of active employees at the time of the amendment. For other postretirement benefits, this cost is amortized into net periodic benefit cost over the average remaining lifetime of eligible employees and retirees at the time of the amendment.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Unrecognized net actuarial (gains) losses are variances between assumptions used and actual experience. These assumptions include return on assets, discount rate, demographics and mortality. The unrecognized net actuarial (gains) losses are amortized if they exceed 10% of the projected benefit obligation and are amortized starting in the period after recognition. These are amortized for pension and other postretirement benefits into net periodic benefit cost over the remaining service-years of active employees.

The prepaid pension asset is a cumulative balance of employer contributions made to the plan netted against the plan’s accumulated net periodic benefit costs. The prepaid pension asset is a nonadmitted asset.

The accrued benefit cost recognized is the funded status of the plan adjusted for the remaining balance of unrecognized prior service cost, unrecognized net actuarial loss and the nonadmitted prepaid pension asset.

The following sets forth the projected benefit obligation funded status of the plans:

	December 31,
	2024	2023	2024	2023
	Pension Benefits		Other Postretirement Benefits
	(In Millions)
Projected benefit obligation	$(2,570)	$(2,634)	$(307)	$(313)
Less: plan assets	2,470	2,521	—	4
Projected benefit obligation funded status	$(100)	$(113)	$(307)	$(309)

The qualified pension plan was overfunded by $307 million and $312 million as of December 31, 2024 and 2023, respectively. The nonqualified pension plans are not funded and have total projected benefit obligations of $407 million and $425 million as of December 31, 2024 and 2023, respectively.

The qualified pension plan nonadmitted pension plan asset was $631 million and $653 million as of December 31, 2024 and 2023, respectively.

The Company intends to fund $56 million in 2025 to meet its expected current obligations under its qualified and nonqualified pension plans and other postretirement benefit plans.

g.	Net periodic cost

The net periodic cost represents the annual accounting income or expense recognized by the Company and is included in general insurance expenses in the Statutory Statements of Operations. The net periodic cost recognized is as follows:

	Years Ended December 31,
	2024	2023	2022	2024	2023	2022
	Pension Benefits			Other Postretirement Benefits
	(In Millions)
Service cost	$99	$86	$97	$7	$7	$9
Interest cost	123	125	86	15	15	10
Expected return on plan assets	(171)	(169)	(194)	—	—	—
Amortization of unrecognized losses and (gains)	19	27	9	(10)	(9)	(1)
Amortization of unrecognized prior service benefit	—	—	—	(5)	(5)	(6)
Total net periodic expense	$70	$69	$(2)	$7	$8	$12

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The expected future pension and other postretirement benefit payments which reflect expected future service are as follows:

	Pension Benefits	Other Postretirement Benefits
	(In Millions)
2025	$205	$19
2026	203	20
2027	195	21
2028	194	22
2029	187	22
2030 - 2034	915	114

h.	Assumptions

The assumptions the Company used to calculate the benefit obligations and to determine the benefit costs are as follows:

	Years Ended December 31,
	2024	2023	2022	2024	2023	2022
	Pension Benefits			Other Postretirement Benefits
	(In Millions)
Weighted-average assumptions used to determine:
Benefit obligations:
Discount rate	5.50%	4.85%	5.00%	5.55%	4.85%	5.05%
Expected rate of compensation increase	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Interest Crediting rate	5.00%	5.00%	5.00%	5.55%	4.85%	5.05%

Net periodic benefit cost:
Discount rate	4.85%	5.00%	2.85%	4.85%	5.05%	2.80%
Expected long-term rate of return on plan assets	7.00%	7.00%	6.50%	3.00%	3.00%	3.00%
Expected rate of compensation increase	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Interest Crediting rate	5.00%	5.00%	5.00%	4.85%	5.05%	2.80%

The discount rate used to determine the benefit obligations as of year-end is used to determine the expense in the next fiscal year.

The Company determines its assumptions for the expected rate of return on plan assets for its plans using a “building block” approach, which focuses on ranges of anticipated rates of return for each asset class. A weighted range of nominal rates is determined based on target allocations for each class of asset.

13.	Employee compensation plans

The Company has a long-term incentive compensation plan under which certain employees of the Company and its subsidiaries may be issued phantom stock-based compensation awards. These awards include PSARs and PRS. These awards do not grant an equity or ownership interest in the Company.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

A summary of the weighted average grant price of PSARs and PRS shares granted, the intrinsic value of PSARs shares exercised, the PRS liabilities paid and the fair value of shares vested during the year is as follows:

	December 31,
	2024	2023	2022
Weighted average grant date fair value:
PSARs granted during the year	$151.50	$145.77	$243.40
PRS granted during the year	150.96	145.67	238.54
Intrinsic value (in thousands):
PSARs options exercised	1,986	65,810	135,219
PRS liabilities paid	103,656	45,600	70,029
Fair value of shares vested during the year	99,903	64,779	136,945

A summary of PSARs and PRS shares is as follows:

	PSARs			PRS
		Weighted Average			Weighted Average
	Number of Share Units	Price	Remaining Contract Terms	Number of Share Units	Price	Remaining Contract Terms
	(In Thousands)		(In Years)	(In Thousands)		(In Years)
Outstanding as of December 31, 2022	3,394	$160.09	4.0	872	$151.41	2.4
Granted	2,762	145.77		1,002	145.67
Exercised	(1,329)	130.59		(252)	116.36
Forfeited	(788)	239.79		(37)	180.80
Outstanding as of December 31, 2023	4,039	144.46	4.4	1,585	152.73	2.1
Granted	1,591	151.50		332	150.96
Exercised	(215)	141.60		(684)	142.11
Forfeited	(229)	147.01		(85)	160.51
Outstanding as of December 31, 2024	5,186	146.66	4.0	1,148	157.97	2.8

Exercisable as of December 31, 2024	1,046	$141.62	2.2	4	$142.60	0.8

The PSARs compensation was an expense of $10 million, $17 million and ($34) million for the years ended December 31, 2024, 2023, and 2022, respectively. The PSARs accrued compensation liability was $1 million and $13 million as of December 31, 2024 and 2023, respectively. There was no unrecognized compensation expense related to nonvested PSAR awards as of December 31, 2024, and the unrecognized compensation expense related to nonvested PSAR awards was $20 million as of December 31, 2023 and $19 million as of December 31, 2022. The weighted average period over which the expense is expected to be recognized is 4.0 years. The PSARs unrecognized compensation expense represents the total intrinsic value of all shares issued if 100% vested at current stock price, minus current compensation liability.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The PRS compensation expense was $39 million, $96 million and $31 million for the years ended December 31, 2024, 2023, and 2022, respectively. The PRS accrued compensation liability was $85 million and $148 million for the year ended December 31, 2024 and 2023, respectively. The unrecognized compensation expense related to nonvested PRS awards was $66 million, $87 million and $56 million as of December 31, 2024, 2023, and 2022, respectively. The weighted average period over which the expense is expected to be recognized is 2.8 years. The PRS unrecognized compensation expense represents the total value of all shares issued if 100% vested at the current stock price, minus current compensation liability.

14.	Surplus notes

The following table summarizes the surplus notes issued and outstanding as of December 31, 2024:

Issue Date	Face Amount	Carrying Value	Interest Rate	Maturity Date	Scheduled Interest Payment Dates	Type of Assets Received Upon Issuance
	($ In Millions)
05/12/03	$193	$193	5.625%	05/15/33	May 15 & Nov 15	Cash
06/01/09	130	129	8.875%	06/01/39	Jun 1 & Dec 1	Cash
01/17/12	263	263	5.375%	12/01/41	Jun 1 & Dec 1	Cash
04/15/15	258	254	4.500%	04/15/65	Apr 15 & Oct 15	Cash
03/23/17	475	471	4.900%	04/01/77	Apr 1 & Oct 1	Cash
10/11/19	838	603	3.729%	10/15/70	Apr 15 & Oct 15	Cash
04/16/20	700	698	3.375%	04/15/50	Apr 15 & Oct 15	Cash
06/26/20	600	815	5.077%	02/15/69	Feb 15 & Aug 15	Treasury Notes
03/01/21	200	231	5.077%	02/15/69	Feb 15 & Aug 15	Treasury Notes
11/18/21	675	670	3.200%	12/01/61	Jun 1 & Dec 1	Treasury Notes
12/01/22	500	500	5.672%	12/01/52	Jun 1 & Dec 1	Treasury Notes
Total	$4,832	$4,827

All payments of interest and principal are subject to the prior approval of the Division. Interest expense is not recorded until approval for payment is received from the Division. As of December 31, 2024, the unapproved interest was $43 million. Through December 31, 2024, MassMutual paid cumulative interest of $2,270 million on surplus notes. Interest of $219 million was approved and paid during the year ended December 31, 2024.

There are no sinking fund requirements for the notes issued in 2003, 2009, 2012, 2015, 2017, 2019, 2020, 2021 or 2022.

These notes are unsecured and subordinate to all present and future indebtedness of MassMutual, all policy claims and all prior claims against MassMutual as provided by the Massachusetts General Laws. The surplus notes are all held by bank custodians for unaffiliated investors. All issuances were approved by the Division. Surplus notes are included in surplus on the Statutory Statements of Financial Position.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

15.	Presentation of the Statutory Statements of Cash Flows

The following table presents those transactions that have affected the Company's recognized assets or liabilities but have not resulted in cash receipts or payments during the years ended December 31, 2024 and 2023. Accordingly, the Company has excluded these non-cash activities from the Statutory Statements of Cash Flows for the years ended December 31, 2024, 2023 and 2022.

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Stock conversions	$5,747	$202	$13
Bond conversions and refinancing	1,815	1,460	1,177
Transfer of affiliated common stocks to partnerships and limited liability companies	1,652	38	—
Change in market value of corporate owned life insurance asset	204	217	(46)
Transfer of mortgage loans to partnerships and limited liability companies	186	—	40
Transfer of partnerships and limited liability companies to partnerships and limited liability companies	76	277	620
Transfer of mortgage loans to bonds	66	132	—
Net investment income payment-in-kind bonds	31	14	12
Transfer of mortgage loans to mortgage loans	17	—	—
Transfer of bonds to partnerships and limited liability companies	—	122	441
Transfer of partnerships and limited liability companies to bonds	—	100	187
Transfer of mortgage loans to short-term investments	—	60	—
Accrued discount on mortgage loans	—	10	—
Transfer of partnerships and limited liability companies to stocks	—	3	—
Transfer of bonds to mortgage loans	—	—	626
Transfer of partnerships and limited liability companies to common stocks - subsidiaries and affiliates	—	—	227
Transfer of common stocks unaffiliated to common stocks - subsidiaries and affiliates	—	—	97
Deferred gain on real estate	—	—	16

16.	Business risks, commitments and contingencies

a.	Risks and uncertainties

The Company operates in a business environment subject to various risks and uncertainties. The principal risks include insurance and underwriting risks, investment and interest rate risks, currency exchange risk and credit risk. The combined impact of these risks could have a material, adverse effect on the Company’s financial statements or result in operating losses in future periods. The Company employs the use of reinsurance, portfolio diversification, asset/liability management processes and other risk management techniques to mitigate the impact of these risks.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Insurance and underwriting risks

The Company prices its products based on estimated benefit payments reflecting assumptions with respect to mortality, morbidity, longevity, persistency, interest rates and other factors. If actual policy experience emerges that is significantly and adversely different from assumptions used in product pricing, the effect could be material to the profitability of the Company. For participating whole life products, the Company’s dividends to policyholders primarily reflect the difference between actual investment, mortality, expense and persistency experience and the experience embedded in the whole life premiums and guaranteed elements. The Company also reinsures certain life insurance and other LTC insurance policies to mitigate the impact of its underwriting risk.

Investment and interest rate risks

The fair value, cash flows and earnings of investments can be influenced by a variety of factors including changes in interest rates, credit spreads, equity markets, portfolio asset allocation and general economic conditions. The Company employs a rigorous asset/liability management process to help mitigate the economic impacts of various investment risks, in particular, interest rate risk. By effectively matching the market sensitivity of assets with the liabilities they support, the impact of interest rate changes is addressed, on an economic basis, as the change in the value of the asset is offset by a corresponding change in the value of the supported liability. The Company uses derivatives, such as interest rate swaps and swaptions, as well as synthetic assets to reduce interest rate and duration imbalances determined in asset/liability analyses.

The levels of U.S. interest rates are influenced by U.S. monetary policies and by the relative attractiveness of U.S. markets to investors versus other global markets. As interest rates increase, certain debt securities may experience amortization or prepayment speeds that are slower than those assumed at purchase, impacting the expected maturity of these securities and the ability to reinvest the proceeds at the higher yields. Rising interest rates may also result in a decrease in the fair value of the investment portfolio. As interest rates decline, certain debt securities may experience accelerated amortization and prepayment speeds than what was assumed at purchase. During such periods, the Company is at risk of lower net investment income as it may not be able to reinvest the proceeds at comparable yields. Declining interest rates may also increase the fair value of the investment portfolio.

Interest rates also have an impact on the Company’s products with guaranteed minimum payouts and on interest credited to account holders. As interest rates decrease, investment spreads may contract as crediting rates approach minimum guarantees, resulting in an increased liability.

In periods of increasing interest rates, policy loans, surrenders and withdrawals may increase as policyholders seek investments with higher perceived returns. This could result in cash outflows requiring the Company to sell invested assets at a time when the prices of those assets are adversely affected by the increase in market interest rates, which could cause the Company to realize investment losses.

Currency exchange risk

The Company has currency risk due to its non-U.S. dollar denominated investments and medium-term notes along with its indirect international operations. The Company mitigates a portion of its currency risk through the use of cross-currency swaps and forward contracts. Cross-currency swaps are used to minimize currency risk for certain non-U.S. dollar assets and liabilities through a pre-specified exchange of interest and principal. Forward contracts are used to hedge movements in exchange rates.

Credit and other market risks

The Company manages its investments to limit credit and other market risks by diversifying its portfolio among various security types and industry sectors as well as purchasing credit default swaps to transfer some of the risk.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Stressed conditions, volatility and disruptions in global capital markets or in particular markets or financial asset classes can have an adverse effect on the Company, in part because the Company has a large investment portfolio and assets supporting the Company’s insurance liabilities are sensitive to changing market factors. Global market factors, including interest rates, credit spread, equity prices, real estate markets, foreign currency exchange rates, consumer spending, business investment, government spending, the volatility and strength of the capital markets, deflation and inflation, all affect the business and economic environment and, ultimately, the profitability of the Company’s business. Disruptions in one market or asset class can also spread to other markets or asset classes. Upheavals in the financial markets can also affect the Company’s business through their effects on general levels of economic activity, employment and customer behavior.

Real estate markets are monitored continuously with attention on regional differences in price performance, absorption trends and supply and demand fundamentals that can impact the rate of foreclosures and delinquencies. Public sector strengths and weaknesses, job growth and macro-economic issues are factors that are closely monitored to identify any impact on the Company’s real estate related investments.

The CMBS, RMBS and leveraged loan sectors are sensitive to evolving conditions that can impair the cash flows realized by investors and is subject to uncertainty. Management’s judgment regarding OTTI and estimated fair value depends upon the evolving investment sector and economic conditions. It can also be affected by the market liquidity, a lack of which can make it difficult to obtain accurate market prices for RMBS and other investments, including CMBS and leveraged loans. Any deterioration in economic fundamentals, especially related to the housing sector could affect management’s judgment regarding OTTI.

The Company has investments in structured products exposed primarily to the credit risk of corporate bank loans, corporate bonds or credit default swap contracts referencing corporate credit risk. Most of these structured investments are backed by corporate loans and are commonly known as collateralized loan obligations that are classified as CDO. The portfolios backing these investments are actively managed and diversified by industry and individual issuer concentrations. Due to the complex nature of CDO and the reduced level of transparency to the underlying collateral pools for many market participants, the recovery in CDO valuations generally lags the overall recovery in the underlying assets. Management believes its scenario analysis approach, based primarily on actual collateral data and forward looking assumptions, does capture the credit and most other risks in each pool. However, in a rapidly changing economic environment, the credit and other risks in each collateral pool will be more volatile and actual credit performance of CDO may differ from the Company’s assumptions.

The Company continuously monitors its investments and assesses their liquidity and financial viability; however, the existence of the factors described above, as well as other market factors, could negatively impact the market value of the Company's investments. If the Company sells its investments prior to maturity or market recovery, these investments may yield a return that is less than the Company otherwise would have been able to realize.

Asset-based fees calculated as a percentage of the separate account assets are a source of revenue to the Company. Gains and losses in the investment markets may result in corresponding increases and decreases in the Company’s separate account assets and related revenue.

Market risk arises within the Company’s employee benefit plans to the extent that the obligations of the plans are not fully matched by assets with determinable cash flows. Pension and postretirement obligations are subject to change due to fluctuations in the discount rates used to measure the liabilities as well as factors such as changes in inflation, salary increases and participants living longer. The risks are that such fluctuations could result in assets that are insufficient over time to cover the level of projected benefit obligations. In addition, increases in inflation and members living longer could increase the pension and postretirement obligations. Management determines the level of this risk using reports prepared by independent actuaries and takes action, where appropriate, in terms of setting investment strategy and determining contribution levels. In the event that the pension obligations arising under the Company’s employee benefit plans exceed the assets set aside to meet the obligations, the Company may be required to make additional contributions or increase its level of contributions to these plans.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Political Uncertainties

Political events, domestically or internationally, may directly or indirectly trigger or exacerbate risks related to product offerings, profitability, or any of the risk factors described above. Whether those underlying risk factors are driven by geopolitics or not, the Company’s dynamic approach to managing risks enables management to identify risks, internally and externally, develop mitigation plans, and respond to risks in an attempt to proactively reduce the potential impact of each underlying risk factor on the Company.

b.	Leases

The Company leases office space and equipment in the normal course of business under various noncancelable operating lease agreements. Additionally, the Company, as lessee, has entered various sublease agreements with affiliates for office space, such as Barings. Total rental expense on net operating leases, recorded in general insurance expenses, was $77 million and $93 million for the years ended December 31, 2024 and 2023, respectively. Net operating leases are net of sublease receipts of $9 million and $5 million or the years ended December 31, 2024 and 2023, respectively.

For the years ended December 31, 2024 and 2023, the company has not entered into any sale-leaseback transactions with any unrelated parties.

Future minimum commitments for all lease obligations as of December 31, 2024 were as follows:

	Gross	Affiliated Subleases	Nonaffiliated Subleases	Net
	(In Millions)
2025	$83	$6	$2	$75
2026	70	6	2	62
2027	64	6	2	56
2028	59	5	2	52
2029	55	4	2	49
Thereafter	267	16	5	246
Total	$598	$43	$15	$540

c.	Guaranty funds

The Company is subject to state insurance guaranty fund laws. These laws assess insurance companies’ amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially impact its financial position, results of operations or liquidity.

d.	Litigation and regulatory matters

In the normal course of business, the Company is involved in disputes, litigation and governmental or regulatory inquiries, administrative proceedings, examinations and investigations, both pending and threatened. These matters, if resolved adversely against the Company or settled, may result in monetary damages, fines and penalties or require changes in the Company’s business practices. The resolution or settlement of these matters is inherently difficult to predict. Based upon the Company’s assessment of these pending matters, the Company does not believe that the amount of any judgment, settlement or other action arising from any pending matter is likely to have a material adverse effect on the statement of financial position. However, an adverse outcome in certain matters could have a material adverse effect on the results of operations for the period in which such matter is resolved, or an accrual is determined to be required, on the financial statement financial position, or on our reputation.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company evaluates the need for accruals of loss contingencies for each matter. When a liability for a matter is probable and can be estimated, the Company accrues an estimate of the loss offset by related insurance recoveries or other contributions, if any. An accrual may be subject to subsequent adjustment as a result of additional information and other developments. The resolution of matters is inherently difficult to predict, especially in the early stages of matter. Even if a loss is probable, due to many complex factors, such as speed of discovery and the timing of court decisions or rulings, a loss or range of loss may not be reasonably estimated until the later stages of the matter. For matters where a loss is material and it is either probable or reasonably possible then it is disclosed. For matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimated, no accrual is established, but the matter, if material, is disclosed.

e.	Commitments

In the normal course of business, the Company provides specified guarantees and funding to MMHLLC and certain of its subsidiaries. As of December 31, 2024 and 2023, the Company had approximately $800 million of these unsecured funding commitments to its subsidiaries. The unsecured commitments are included in private placements in the table below. As of December 31, 2024 and 2023, the Company had not funded, nor had an outstanding balance due on, these commitments.

In the normal course of business, the Company enters into letter of credit arrangements. The Company had outstanding letter of credit arrangements of approximately $77 million and $77 million as of December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, the Company did not have any funding requests attributable to these letter of credit arrangements.

In the normal course of business, the Company enters into commitments to purchase certain investments. The majority of these commitments have funding periods that extend between one and five years. The Company is not required to fund commitments once the commitment period expires.

As of December 31, 2024, the Company had the following outstanding commitments:

	2025	2026	2027	2028	2029	Thereafter	Total
	(In Millions)
Private placements	$492	$2,431	$3,169	$2,165	$958	$4,947	$14,162
Mortgage loans	340	421	206	191	139	78	1,375
Partnerships and limited liability companies	2,412	1,088	1,338	658	930	1,226	7,652
LIHTCs (including equity contributions)	—	1	—	1	1	27	30
Preferred stock	$56	$—	$—	$—	$—	$16	$72
Total	$3,300	$3,941	$4,713	$3,015	$2,028	$6,294	$23,291

In the normal course of business the Company enters into commitments related to property lease arrangements, certain indemnities, investments and other business obligations. As of December 31, 2024 and 2023, the Company had no outstanding obligations attributable to these commitments.

f.	Guarantees

In the normal course of business the Company enters into guarantees related to employee and retirement benefits, the maintenance of subsidiary regulatory capital, surplus levels and liquidity sufficient to meet certain obligations, and other property lease arrangements. If the Company were to recognize a liability, the financial statement impact would be to recognize either an expense or an investment in a subsidiary, controlled, or affiliated entity. The Company has no expectations for recoveries from third parties should these guarantees be triggered. As of December 31, 2024 and 2023, the Company had no outstanding obligations to any obligor attributable to these guarantees.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following details contingent guarantees that are made on behalf of the Company’s subsidiaries and affiliates as of December 31, 2024.

Type of guarantee	Nature of guarantee (including term) and events and circumstances that would require the guarantor to perform under guarantee	Carrying amount of liability	Maximum potential amount of future payments (undiscounted) required under the guarantee
Employee and Retirement Benefits	The Company guarantees the payment of certain employee and retirement benefits for its wholly-owned subsidiary Barings, if the subsidiary is unable to pay.	—	The liabilities for these plans of $599 million have been recorded on the subsidiaries' books and represent the Company's maximum obligation.
Capital and Surplus Support of Subsidiaries	Certain guarantees of the Company provide for the maintenance of a subsidiary's regulatory capital, surplus levels and liquidity sufficient to meet certain obligations. These unlimited guarantees are made on behalf of certain wholly-owned subsidiaries. (C.M. Life and MML Bay State).	—	These guarantees are not limited and cannot be estimated.
Other Property Lease Arrangements	The Company guarantees the payment of various lease obligations on behalf of its subsidiaries and affiliates.	—	The future maximum potential obligations are immaterial to the Company.
Real Estate Development Guarantee	The construction lender for an office building in London, UK required a cost overrun guarantee equivalent to 8% of the total budgeted cost (£6 million). The Company will only be responsible for its pro rata share of any cost overruns with a maximum additional commitment of approximately £2 million. This will remain in place until June 2025.	—	£8 million
Deferred Equity Guaranty	The lender for the Kimpton Tryon Park hotel has required a “Deferred Equity Guaranty” in the anticipated amount of $3 million. The Guaranteed Equity Amount is equal to the sum of the remaining costs and expenses necessary to complete a planned renovation project at the hotel, less any amounts over $0.5 million deposited in the FF&E Reserve. The Guaranty will remain in place until the renovation project at the hotel is completed, which is anticipated to occur in April 2025.	—	$3 million
Secure Capital for Variable Annuity Separate Accounts	The Company guarantees the capital contributions required to be made by a variable annuity separate account contract holder in the event the contract holder fails to payoff a subscription line utilized to deploy capital for the separate account.	—	$156 million with the right to increase the line to $345 million.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

17.	Related party transactions

MassMutual has management and service contracts and cost-sharing arrangements with various subsidiaries and affiliates where MassMutual, for a fee, will furnish a subsidiary or affiliate, as required, operating facilities, human resources, computer software development and managerial services.

MassMutual has agreements with its subsidiaries and affiliates, including MML Investment Advisers LLC, The MassMutual Private Wealth & Trust, FSB, and Baring International Investment Limited, where MassMutual receives revenue for certain recordkeeping and other services that MassMutual provides to customers who select, as investment options, mutual funds managed by these affiliates.

MassMutual has agreements with its subsidiaries, Barings, MML Investment Advisers LLC and MassMutual Intellectual Property LLC, which provide investment advisory services and licensing agreements to MassMutual.

The following table summarizes the transactions between the Company and the related parties:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Fee income:
Management and service contracts and cost-sharing arrangements	$471	$425	$366
Investment advisory income	16	16	18
Recordkeeping and other services	12	11	16
Fee expense:
Investment advisory services	277	221	236
Royalty and licensing fees	83	84	71

The Company reported amounts due from subsidiaries and affiliates of $114 million and $132 million as of December 31, 2024 and 2023, respectively. The Company reported amounts due to subsidiaries and affiliates of $108 million and $39 million as of December 31, 2024 and 2023, respectively. Terms generally require settlement of these amounts within 30 to 90 days.

The Company held debt issued by MMHLLC that amounted to $2,144 million as of December 31, 2024 and $2,144 million as of December 31, 2023. The Company recorded interest income on MMHLLC debt of $168 million in 2024 and $125 million in 2023.

As of December 31, 2024, MMIH provided financing of $7,500 million for MassMutual Asset Finance (MMAF) that can be used to finance ongoing asset purchases. During 2024, MMAF borrowed $2,790 million and repaid $1,806 million under the credit facility. During 2023, MMAF borrowed $2,271 million and repaid $2,203 million under the credit facility. Outstanding borrowings under the facility were $6,035 million as of December 31, 2024 and $4,824 million as of December 31, 2023. Interest for these borrowings was $207 million for the year ended December 31, 2024 and $131 million for the year ended December 31, 2023. The floating rate borrowings bear interest at a spread over the 30-day SOFR. The fixed rate borrowings bear an interest at a spread over average life Treasuries.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Together, MassMutual and C.M. Life, provide a credit facility to Jefferies Finance, LLC (Jefferies) whereby Jefferies borrows cash through short-term approved financings to fund the purchase of loans for securitization. During 2024, there were no borrowings or repayments recorded. During 2023, Jefferies borrowed $79 million and repaid $79 million under the credit facility. As of December 31, 2024, there were no outstanding borrowings under this facility. All outstanding interest due under the facility, as of December 31, 2024, had been paid. The interest of this facility is calculated based on a full pass through of interest accrued on the underlying loans purchased.

Capital Contributions from MassMutual

•	$70 million and $92 million to ITPS Holdings LLC in 2024 and 2023, respectively
•	$135 million to DPI Acres Capital LLC in 2024
•	$300 million to DPI Ares Mortgage Lending LLC in 2024
•	$64 million and $96 million to MassMutual Mortgage Lending LLC in 2024 and 2023, respectively
•	$27 million to MMV Europe APAC LP in 2024
•	$98 million to MM Ascend in 2024
•	$15 million to MMV SEA III in 2024
•	$14 million to MassMutual International LLC in 2023
•	$50 million to MassMutual Investment Holding LLC in 2023
•	$18 million to MML CM LLC in 2023

Non-Cash Capital Contributions from MassMutual

•	Investments valued at $1.2 billion to MM Vine Street LLC
•	Investments valued at $404 million to Stillings Street LLC

Return of Capital to MassMutual

•	MMIH paid $50 million in 2024
•	MM/Barings Multifamily paid $20 million in 2024
•	Glidepath Holdings paid $100 million in 2024
•	MM Mortgage Lending paid $10 million in 2024
•	Berkshire Way paid $141 million in 2023
•	EM Opportunities LLC paid $185 million in 2023

Dividends paid to MassMutual

•	MMLIA paid $33 million in 2024
•	MM/Barings Multifamily paid $22 million in 2024
•	MM Mortgage Lending paid $39 million in 2024
•	Insurance Road LLC paid $199 million and $181 million in 2024 and 2023, respectively
•	Berkshire Way paid $139 million in 2023
•	Glidepath Holdings Inc paid $200 million in 2023
•	DPI Acres Capital LLC paid $155 million in 2023

The Company has reinsurance agreements with its subsidiary, C.M. Life, and its indirect subsidiary, MML Bay State, including stop-loss, Modco and yearly renewable term agreements on life insurance and annuity products. The Company also has coinsurance agreements with C.M. Life where the Company assumes substantially all of the premium on certain universal life policies.

As of December 31, 2024, the net reinsurance amounts due to C.M. Life and MML Bay State were $19 million and as of December 31, 2023, the net reinsurance amounts due to C.M. Life and MML Bay State were $29 million. These outstanding balances are due and payable with terms ranging from monthly to annually, depending on the agreement in effect.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table summarizes the reinsurance transactions for these reinsurance agreements:

	Years Ended
	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Premium assumed	$44	$43	$44
Modco adjustments, included in fees and other income	28	24	12
Expense allowance on reinsurance assumed, included in commissions	(12)	(13)	(13)
Policyholders' benefits	(110)	(108)	(88)
Experience refunds (paid) received	(2)	1	(1)
Accrual for stop-loss agreement	—	—	(18)

The Company currently has one longevity swap agreement with Rothesay Life Plc on certain inforce annuity products. Under this agreement, the Company is the reinsurer and Rothesay Life Plc is the cedent.

The following summarizes the related party transactions between the Company and Rothesay Life Plc:

	December 31,
	2024	2023	2022
	(In Millions)
Premium assumed	$(351)	$(248)	$(203)
Policyholders' benefits	334	235	192

18.	Subsidiaries and affiliated companies

A summary of ownership and relationship of the Company and its subsidiaries and affiliated companies as of December 31, 2024 is illustrated below. Subsidiaries are wholly owned, except as noted.

Subsidiaries and affiliates of MassMutual
C.M. Life Insurance Company
CML Global Capabilities LLC
MM Global Capabilities I LLC
MM Global Capabilities II LLC
MM Global Capabilities III LLC
MM/Barings Multifamily TEBS 2020 LLC
Berkshire Way LLC
MML Special Situations Investor LLC
Timberland Forest Holding LLC
Timberland Forest Holding LLC
Timberland Forest Holding LLC
MSP-SC, LLC
Insurance Road LLC
ITPS Holding LLC
EM Opportunities LLC
MassMutual MCAM Insurance Company, Inc.
MassMutual Ventures US IV GP, LLC
MassMutual Ventures US IV GP, LLC
MassMutual Ventures Europe/APAC I GP, LLC

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Counterpointe Sustainable Advisors LLC
Jefferies Finance LLC (50% owned by MMLIC)
Glidepath Holdings Inc.
MassMutual Mortgage Lending LLC
MM Copper Hill Road LLC
MMV CTF I GP LLC
MM Direct Private Investments Holding LLC
DPI-ACRES Capital LLC
DPI-ARES Mortgage Lending LLC
MM Investment Holding
MML CM LLC
MML Distributors LLC
MML Distributors LLC
MML Investment Advisers, LLC
MML Strategic Distributors, LLC
MassMutual Private Wealth & Trust, FSB
MML Private Placement Investment Company I, LLC
MML Private Equity Fund Investor LLC
MML Private Equity Fund Investor LLC
MM Private Equity Intercontinental LLC
Pioneers Gate LLC
MassMutual Holding LLC
Amherst Long Term Holdings, LLC
Enroll Confidently, Inc.
MassMutual International LLC
MassMutual External Benefits Group LLC
MM Vine Street LLC
Stillings Street LLC
5301 Wisconsin Avenue Associates, LLC
5301 Wisconsin Avenue GP, LLC

Subsidiaries of C.M. Life Insurance Company
MML Bay State Life Insurance Company
CML Special Situations Investor LLC
CM Life Mortgage Lending LLC
CML Mezzanine Investor III, LLC

Subsidiaries of MML Bay State Life Insurance Company
(No subsidiaries)

MM Global Capabilities I LLC
MassMutual Global Business Services India LLP
MM Global Capabilities (Netherlands) B.V.

Timberland Forest Holding LLC
Lyme Adirondack Forest Company, LLC

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Subsidiaries of Insurance Road LLC
MassMutual Trad Private Equity LLC
MassMutual Intellectual Property LLC
Trad Investments I LLC

Subsidiaries of ITPS Holding LLC
HITPS LLC

Subsidiaries of MassMutual Ventures US IV GP, LLC
MassMutual Ventures US IV, L.P.

Subsidiaries of MassMutual Ventures Europe/APAC I GP, LLC
MassMutual Ventures Europe/APAC I GP, L.P.

Subsidiaries of Counterpointe Sustainable Advisors LLC
CSA Intermediate Holdco LLC
CSA Incentive Holdco LLC

Subsidiaries of Jefferies Finance LLC
JFIN GP Adviser LLC
Jefferies MM Lending LLC
Green SPE LLC
Jefferies Credit Partners LLC
Jefferies Private Credit BDC Inc.
JCP Funding 2024 LLC
Jefferies Senior Lending LLC
JFIN Revolver Holdings LLC
JFIN Revolver Holdings II LLC
JFIN Co-Issuer Corporation
JFIN Europe GP, S.a.r.l.
Jefferies Finance Business Credit LLC
JFIN Funding 2021 LLC
JSPCS MM LLC
JFIN LC Fund LLC
JFIN Revolver CLO 2017 Ltd.
JFIN Revolver CLO 2017-III Ltd.
JFIN Revolver CLO 2018 Ltd.
JFIN Revolver CLO 2019 Ltd.
JFIN Revolver CLO 2019-II Ltd.
JFIN Revolver CLO 2020 Ltd.
JFIN Revolver CLO 2021-II Ltd.
JFIN Revolver CLO 2021-V Ltd.
JFIN Revolver CLO 2022-II Ltd.
JFIN Revolver CLO 2022-III Ltd.
JFIN Revolver CLO 2022-IV Ltd.
JFIN Revolver CLO 2024-I Ltd.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

JFIN Revolver CLO 2022-IV LLC
JFIN Revolver Fund, L.P.
JFIN Revolver Funding 2021 Ltd.
JFIN Revolver Funding 2021 III Ltd.
JFIN Revolver Funding 2021 IV Ltd.
JFIN Revolver Funding 2022-I Ltd.
JFIN Revolver SPE1 2022 LLC
JFIN Revolver SPE3 2022 LLC
JFIN Revolver SPE4 2022 LLC
JFIN Revolver SPE4 2022 Ltd.
JCP Private Loan Management GP LLC
JF CEI Holdings 1 LLC
Apex Credit Holdings LLC
Tomorrow Parent, LLC
Custom Ecology Holdco, LLC

Subsidiaries of Glidepath Holdings Inc.
MassMutual Ascend Life Insurance Company

Subsidiaries of MMV CTF I GP LLC
MassMutual Ventures Climate Technology Fund I LP

Subsidiaries of MM Direct Private Investments Holding LLC
MM Direct Private Investments UK Limited

Subsidiaries of MM Investment Holding
MMIH Bond Holdings LLC
MassMutual Asset Finance LLC
MassMutual Asset Finance LLC
MML Management Corporation

Subsidiaries of MML CM LLC
Blueprint Income LLC
Flourish Holding Company LLC

Subsidiaries of MassMutual Holding LLC
Fern Street LLC
Low Carbon Energy Holding
Sleeper Street LLC
Haven Life Insurance Agency, LLC
GASL Holdings LLC
Barings Asset-Based Income Fund (US) LP
Barings Perpetual European Direct Lending Fund
Barings Emerging Generation Fund II
Babson Capital Global Special Situation Credit Fund 2

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Barings Global Real Assets Fund LP
Barings Global Special Situations Credit Fund 3
MassMutual Assignment Company
MassMutual Capital Partners LLC
Marco Hotel LLC
HB Naples Golf Owner LLC
RB Apartments LLC
Intermodal Holding II LLC
MassMutual Ventures Holding LLC
MM Catalyst Fund LLC
MM Catalyst Fund II LLC
MM Rothesay Holdco US LLC
MML Investors Services, LLC
LifeScore Labs, LLC
MM Asset Management Holding LLC

Subsidiaries of MassMutual International LLC
MassMutual Solutions LLC
Yunfeng Financial Group Limited (24.9% owned by MassMutual International LLC)

Information regarding filings of Subsidiaries and Controlled Affiliates

The following presents certain information regarding the Company’s valuation filings for controlled affiliates of the Company:

		As of December 31, 2024
	CUSIP	Gross Value	Non-admitted	Admitted	Latest Filing	2023 Approved Valuation	Filing Code	Valuation Method Disallowed?
	($ in Millions)

MassMutual Holding LLC	57543#-11-8	$17,248	$—	$17,248	9/19/2024	$17,592	Sub-2	No
The MassMutual Trust Co, FSB	57631@-10-5	27	—	27	6/26/2024	25	Sub-2	No
MM Investment Holding	G5695@10-8	758	—	758	6/26/2024	687	Sub-2	No
MM Investment Holding	G5695@11-6	1,239	—	1,239	6/26/2024	1,162	Sub-2	No
Glidepath Holdings Inc	37930@-10-5	4,716	—	4,716	11/11/2022	3,643	Sub-2	No
Aggregate Total		$23,988	$—	$23,988		$23,109

19.	Subsequent events

Management of the Company has evaluated subsequent events through March 03, 2025, the date the financial statements were available to be issued to state regulators and subsequently on the Company’s website. No events have occurred subsequent to the date of the financial statements, except for:

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On January 14, 2025, MassMutual issued a $600 million funding agreement with a 4.95% fixed rate and a 5-year maturity.

On February 13, 2025, Barings LLC entered into a definitive agreement to acquire Artemis Real Estate Partners, a US-based real estate debt and equity investment manager with gross assets under management of approximately $11 billion. The total purchase price includes an upfront payment of approximately $392 million and a final payment to be made in 2030 of approximately $208 million. The transaction is subject to customary closing conditions, including regulatory approvals and client consents, and is expected to close on or before March 31, 2025. The acquisition is expected to bolster Barings LLC’s position as a key player in the real estate asset management sector. Management is currently evaluating the impact of this acquisition on its statutory financial statements.

20.	Impairment listing for loan-backed and structured securities

The following are the total cumulative adjustments and impairments for loan-backed and structured securities since July 1, 2009:

Period Ended	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
December 31, 2024	$22,493,605	$—	$22,493,605	$15,603,907	$(6,889,698)	$15,603,907	$14,525,080
September 30, 2024	9,854,964	—	9,854,964	8,633,308	(1,221,656)	8,633,308	8,589,373
June 30, 2024	54,957,279	—	54,957,279	49,033,522	(5,923,757)	49,033,522	36,231,196
March 31, 2024	36,924,401	—	36,924,401	33,979,195	(2,945,206)	33,979,195	33,244,880
December 31, 2023	53,672,524	—	53,672,524	51,118,891	(2,553,633)	51,118,891	42,903,097
September 30, 2023	24,928,010	—	24,928,010	24,065,666	(862,344)	24,065,666	21,743,474
June 30, 2023	16,432,523	—	16,432,523	15,955,963	(476,560)	15,955,963	15,431,923
March 31, 2023	56,797,193	—	56,797,193	45,999,577	(10,797,616)	45,999,577	39,477,567
December 31, 2022	47,152,655	—	47,152,655	42,630,344	(4,522,311)	42,630,344	35,962,545
September 30, 2022	23,315,048	—	23,315,048	22,016,070	(1,298,978)	22,016,070	19,284,696
June 30, 2022	17,306,639	—	17,306,639	15,826,391	(1,480,248)	15,826,391	13,534,918
March 31, 2022	30,135,997	—	30,135,997	23,857,778	(6,278,219)	23,857,778	23,674,371
December 31, 2021	6,658,614	—	6,658,614	6,490,508	(168,106)	6,490,508	6,369,198
September 30, 2021	4,061,382	—	4,061,382	3,955,723	(105,659)	3,955,723	3,595,213
June 30, 2021	11,352,643	—	11,352,643	10,386,581	(966,062)	10,386,581	11,323,900
March 31, 2021	11,247,256	—	11,247,256	5,074,493	(6,172,763)	5,074,493	5,237,174
December 31, 2020	16,071,907	—	16,071,907	14,674,300	(1,397,607)	14,674,300	15,473,517
September 30, 2020	21,375,383	—	21,375,383	19,160,250	(2,215,133)	19,160,250	18,862,027
June 30, 2020	10,180,123	—	10,180,123	8,992,610	(1,187,513)	8,992,610	9,249,851
March 31, 2020	24,799,788	—	24,799,788	20,197,344	(4,602,444)	20,197,344	24,683,947
December 31, 2019	3,992,400	—	3,992,400	3,539,281	(453,119)	3,539,281	3,439,138
September 30, 2019	16,909,029	—	16,909,029	15,191,932	(1,717,097)	15,191,932	14,639,756
June 30, 2019	6,980,030	—	6,980,030	6,187,029	(793,001)	6,187,029	7,133,620
March 31, 2019	7,791,000	—	7,791,000	7,634,637	(156,363)	7,634,637	7,683,021
December 31, 2018	4,550,173	—	4,550,173	3,815,559	(734,614)	3,815,559	4,014,514
September 30, 2018	4,320,826	—	4,320,826	3,663,181	(657,645)	3,663,181	3,687,297
June 30, 2018	634,235	—	634,235	279,221	(355,014)	279,221	386,752
March 31, 2018	645,690	—	645,690	488,181	(157,509)	488,181	448,494
December 31, 2017	3,949,513	—	3,949,513	1,958,759	(1,990,754)	1,958,759	2,023,952
September 30, 2017	4,436,542	—	4,436,542	876,942	(3,559,600)	876,942	4,647,683
June 30, 2017	40,538,551	—	40,538,551	39,808,956	(729,595)	39,808,956	60,990,732
March 31, 2017	41,788,380	—	41,788,380	41,391,889	(396,491)	41,391,889	56,156,936
December 31, 2016	42,175,938	—	42,175,938	42,045,721	(130,217)	42,045,721	54,619,477
September 30, 2016	44,266,478	—	44,266,478	41,890,535	(2,375,943)	41,890,535	61,300,066
June 30, 2016	49,097,217	—	49,097,217	48,202,703	(894,514)	48,202,703	63,207,410
March 31, 2016	57,985,071	—	57,985,071	55,783,979	(2,201,092)	55,783,979	70,578,397
December 31, 2015	4,881,394	—	4,881,394	4,783,194	(98,200)	4,783,194	4,728,736
September 30, 2015	50,531,382	—	50,531,382	45,665,859	(4,865,523)	45,665,859	58,523,652
June 30, 2015	66,924,927	—	66,924,927	65,240,585	(1,684,342)	65,240,585	72,953,475
March 31, 2015	17,856,447	—	17,856,447	17,681,510	(174,937)	17,681,510	17,553,999
December 31, 2014	69,225,743	—	69,225,743	68,301,291	(924,452)	68,301,291	79,410,553
September 30, 2014	645,721	—	645,721	604,437	(41,284)	604,437	627,381
June 30, 2014	57,012,606	—	57,012,606	55,422,168	(1,590,438)	55,422,168	75,253,388
March 31, 2014	91,702,041	—	91,702,041	80,744,074	(10,957,967)	80,744,074	97,672,071

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

December 31, 2013	113,707,951	—	113,707,951	108,815,640	(4,892,311)	108,815,640	111,783,052
September 30, 2013	81,945,730	—	81,945,730	80,589,482	(1,356,248)	80,589,482	77,049,314
June 30, 2013	147,215,936	—	147,215,936	142,140,572	(5,075,364)	142,140,572	130,973,023
March 31, 2013	194,772,025	—	194,772,025	188,372,089	(6,399,936)	188,372,089	176,678,910
December 31, 2012	378,096,660	—	378,096,660	366,323,110	(11,773,550)	366,323,110	333,086,073
September 30, 2012	816,573,456	—	816,573,456	788,350,823	(28,222,633)	788,350,823	697,683,289
June 30, 2012	912,025,937	—	912,025,937	890,494,221	(21,531,716)	890,494,221	708,872,106
March 31, 2012	1,095,018,529	—	1,095,018,529	1,058,132,041	(36,886,488)	1,058,132,041	841,095,013
December 31, 2011	1,090,904,993	—	1,090,904,993	1,056,761,288	(34,143,705)	1,056,761,288	754,310,838
September 30, 2011	762,320,632	—	762,320,632	738,510,048	(23,810,584)	738,510,048	546,494,232
June 30, 2011	1,130,732,656	—	1,130,732,656	1,078,535,670	(52,196,986)	1,078,535,670	839,143,290
March 31, 2011	1,097,705,351	—	1,097,705,351	1,068,852,204	(28,853,147)	1,068,852,204	816,688,348
December 31, 2010	968,742,508	—	968,742,508	950,111,417	(18,631,091)	950,111,417	708,895,637
September 30, 2010	915,728,030	—	915,728,030	889,896,058	(25,831,972)	889,896,058	673,462,493
June 30, 2010	1,362,887,892	—	1,362,887,892	1,335,628,212	(27,259,680)	1,335,628,212	975,241,506
March 31, 2010	1,471,905,696	—	1,471,905,696	1,391,337,543	(80,568,153)	1,391,337,543	1,015,645,802
December 31, 2009	1,349,124,214	—	1,349,124,214	1,290,817,168	(58,307,046)	1,290,817,168	852,088,739
September 30, 2009	2,953,442,689	(106,853,708)	2,846,588,981	2,700,948,264	(145,640,717)	2,700,948,264	1,692,409,640
Totals		$(106,853,708)			$(711,086,551)

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2024:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
62878HAA9	$16,430,622	$—	$16,430,622	$10,631,579	$(5,799,043)	$10,631,579	$10,631,579
61757MAB4	2,209,786	—	2,209,786	1,691,934	(517,852)	1,691,934	1,464,726
07384YPP5	204,939	—	204,939	12,170	(192,769)	12,170	12,962
124860CB1	8,675	—	8,675	3,325	(5,350)	3,325	2,451
22541N5E5	112,716	—	112,716	92,571	(20,145)	92,571	82,219
22541NUB3	72,527	—	72,527	26,613	(45,914)	26,613	52,715
22943HAD8	2,537,360	—	2,537,360	2,311,617	(225,743)	2,311,617	1,570,185
86360UAF3	878,760	—	878,760	803,253	(75,507)	803,253	678,097
92990GAE3	38,220	—	38,220	30,845	(7,375)	30,845	30,146
Totals	$22,493,605	$—	$22,493,605	$15,603,907	$(6,889,698)	$15,603,907	$14,525,080

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2024:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
12624SAE9	$283,581	$—	$283,581	$107,645	$(175,936)	$107,645	$124,189
040104RV5	1,316,794	—	1,316,794	1,183,932	(132,862)	1,183,932	1,356,076
040104TF8	38,801	—	38,801	34,441	(4,360)	34,441	32,572
040104TG6	427,234	—	427,234	339,199	(88,035)	339,199	421,680
04012XAC9	122,612	—	122,612	118,150	(4,462)	118,150	113,225
05535DCF9	1,602,815	—	1,602,815	1,326,621	(276,194)	1,326,621	1,789,110
17311YAC7	1,083,765	—	1,083,765	1,024,522	(59,243)	1,024,522	1,075,634
30247DAD3	485,685	—	485,685	469,281	(16,404)	469,281	463,552
61750FAE0	350,661	—	350,661	324,286	(26,375)	324,286	337,048
86359DXD4	137,432	—	137,432	130,525	(6,907)	130,525	143,263
86363HAB8	31,160	—	31,160	30,449	(711)	30,449	26,908
22540VG71	30,645	—	30,645	29,526	(1,119)	29,526	31,168
22541NUB3	113,852	—	113,852	80,381	(33,471)	80,381	68,940
22943HAD8	2,950,342	—	2,950,342	2,566,001	(384,341)	2,566,001	1,826,541
32053LAA0	16,437	—	16,437	15,758	(679)	15,758	15,626
45660LW96	648,429	—	648,429	648,386	(43)	648,386	562,907
761118RJ9	65,906	—	65,906	59,640	(6,266)	59,640	57,523
85554NAG5	47,438	—	47,438	44,025	(3,413)	44,025	41,374
466247UG6	101,373	—	101,373	100,540	(833)	100,540	102,039
Totals	$9,854,962	$—	$9,854,962	$8,633,308	$(1,221,654)	$8,633,308	$8,589,375

100

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2024:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
00256DAB8	$2,293,480	$—	$2,293,480	$1,123,558	$(1,169,922)	$1,123,558	$1,133,931
62878HAA9	22,229,665	—	22,229,665	19,330,143	(2,899,522)	19,330,143	10,631,579
46639YAX5	4,840,606	—	4,840,606	4,356,606	(484,000)	4,356,606	2,182,538
040104RV5	1,374,485	—	1,374,485	1,317,092	(57,393)	1,317,092	1,289,098
040104TF8	40,063	—	40,063	38,577	(1,486)	38,577	31,948
04012XAC9	125,717	—	125,717	121,053	(4,664)	121,053	109,385
12479DAC2	1,568,478	—	1,568,478	1,507,516	(60,962)	1,507,516	1,260,108
1248MGAJ3	39,339	—	39,339	36,493	(2,846)	36,493	31,938
17311YAC7	1,130,510	—	1,130,510	1,068,361	(62,149)	1,068,361	1,058,184
24763LFY1	79,137	—	79,137	56,898	(22,239)	56,898	80,148
30247DAD3	503,737	—	503,737	488,694	(15,043)	488,694	456,193
40431KAE0	1,951,281	—	1,951,281	1,905,908	(45,373)	1,905,908	1,943,159
46629NAC7	31,407	—	31,407	30,431	(976)	30,431	25,499
46630KAA4	143,450	—	143,450	141,586	(1,864)	141,586	140,735
617463AA2	7,597	—	7,597	7,322	(275)	7,322	6,323
61750FAE0	369,653	—	369,653	350,312	(19,341)	350,312	329,593
61750MAB1	2,958	—	2,958	2,835	(123)	2,835	2,781
61755AAB2	2,454	—	2,454	2,359	(95)	2,359	2,428
86359DXD4	142,667	—	142,667	137,350	(5,317)	137,350	145,141
86363HAB8	32,111	—	32,111	31,169	(942)	31,169	26,424
92926SAB2	392	—	392	351	(41)	351	364
93934XAB9	115,953	—	115,953	101,026	(14,927)	101,026	112,047
05535DAN4	445,322	—	445,322	440,021	(5,301)	440,021	485,938
18974BAA7	118,366	—	118,366	118,173	(193)	118,173	118,788
22540VG71	32,306	—	32,306	32,221	(85)	32,221	32,311
22541NUB3	121,803	—	121,803	119,790	(2,013)	119,790	55,976
22943HAD8	3,037,380	—	3,037,380	2,969,818	(67,562)	2,969,818	1,824,526
251510FB4	991,980	—	991,980	977,715	(14,265)	977,715	949,619
251513AQ0	38,093	—	38,093	37,966	(127)	37,966	35,832
32053LAA0	16,926	—	16,926	16,894	(32)	16,894	15,685
45254TRX4	52,515	—	52,515	52,231	(284)	52,231	50,916
45660LW96	660,160	—	660,160	653,133	(7,027)	653,133	545,339
45660LYW3	681,953	—	681,953	671,659	(10,294)	671,659	610,731
75115DAH8	3,134	—	3,134	2,919	(215)	2,919	2,655
761118FM5	1,360,921	—	1,360,921	1,317,414	(43,507)	1,317,414	1,331,404
761118RJ9	68,124	—	68,124	66,151	(1,973)	66,151	57,214
86358HHX0	135,467	—	135,467	88,953	(46,514)	88,953	71,879
86359BLQ2	646,438	—	646,438	619,933	(26,505)	619,933	466,829
92925VAM2	129,124	—	129,124	81,086	(48,038)	81,086	122,377
45660N5H4	1,036,870	—	1,036,870	974,290	(62,580)	974,290	1,002,198
61915RBB1	1,435,288	—	1,435,288	1,426,877	(8,411)	1,426,877	1,296,802
92922FWU8	335,190	—	335,190	333,499	(1,691)	333,499	328,225
17309FAE8	60,256	—	60,256	53,623	(6,633)	53,623	69,177
32051DCJ9	24,293	—	24,293	24,274	(19)	24,274	23,660
362334CN2	7,052	—	7,052	7,052	—	7,052	6,748
362341VU0	1,258,267	—	1,258,267	1,249,922	(8,345)	1,249,922	1,118,645
36298XAB8	4,703,619	—	4,703,619	4,033,800	(669,819)	4,033,800	4,079,741
466247UG6	103,056	—	103,056	101,640	(1,416)	101,640	101,176
59024WAB3	106,858		106,858	90,598	(16,260)	90,598	112,505
86359DME4	321,381	—	321,381	316,230	(5,151)	316,230	314,754
Totals	$54,957,282	$—	$54,957,282	$49,033,522	$(5,923,760)	$49,033,522	$36,231,194

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2024:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
12624SAE9	$2,480,393	$—	$2,480,393	$56,686	$(2,423,707)	$56,686	$241,500
040104RV5	1,372,644	—	1,372,644	1,353,068	(19,576)	1,353,068	1,287,522

101

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

040104TF8	40,362	—	40,362	39,469	(893)	39,469	32,106
040104TG6	408,732	—	408,732	408,732	—	408,732	415,551
04012XAC9	124,521	—	124,521	124,515	(6)	124,515	106,576
12479DAC2	1,571,594	—	1,571,594	1,571,482	(112)	1,571,482	1,282,896
1248MGAJ3	39,783	—	39,783	39,439	(344)	39,439	33,515
17311YAC7	1,170,871	—	1,170,871	1,116,200	(54,671)	1,116,200	1,101,339
30247DAD3	510,622	—	510,622	505,931	(4,691)	505,931	473,455
35729RAE6	3,439,174	—	3,439,174	3,413,826	(25,348)	3,413,826	3,125,685
46629NAC7	31,443	—	31,443	31,252	(191)	31,252	25,667
46630KAA4	144,821	—	144,821	144,182	(639)	144,182	141,222
617463AA2	8,108	—	8,108	7,554	(554)	7,554	6,470
61749BAB9	58,393	—	58,393	58,386	(7)	58,386	62,224
61750FAE0	377,655	—	377,655	367,352	(10,303)	367,352	338,847
61750MAB1	3,228	—	3,228	2,932	(296)	2,932	2,831
617526AE8	161,089	—	161,089	160,981	(108)	160,981	184,441
61757MAB4	2,216,577	—	2,216,577	2,159,573	(57,004)	2,159,573	1,598,436
86359DXD4	149,656	—	149,656	142,761	(6,895)	142,761	149,311
93934XAB9	117,534	—	117,534	116,301	(1,233)	116,301	115,601
05535DAN4	508,829	—	508,829	467,091	(41,738)	467,091	482,546
07387AFX8	46,064	—	46,064	46,059	(5)	46,059	48,686
12667GKG7	41,516	—	41,516	40,855	(661)	40,855	41,704
12669E6K7	203,472	—	203,472	170,046	(33,426)	170,046	211,716
17025RAA3	216,726	—	216,726	186,092	(30,634)	186,092	236,121
18974BAA7	125,342	—	125,342	120,261	(5,081)	120,261	120,791
18974BAN9	63,192	—	63,192	59,615	(3,577)	59,615	63,277
22540VG71	33,573	—	33,573	33,122	(451)	33,122	33,174
22943HAD8	3,148,442	—	3,148,442	3,060,640	(87,802)	3,060,640	1,848,458
23321P6A1	1,123,431	—	1,123,431	1,114,640	(8,791)	1,114,640	1,207,067
251513AQ0	38,189	—	38,189	38,155	(34)	38,155	36,248
32053LAA0	17,947	—	17,947	17,219	(728)	17,219	15,858
45254TRX4	54,912	—	54,912	53,392	(1,520)	53,392	52,178
466247XE8	516,447	—	516,447	508,389	(8,058)	508,389	461,123
589929X29	311,818	—	311,818	309,770	(2,048)	309,770	315,074
61915RBZ8	160,029	—	160,029	160,028	(1)	160,028	139,745
65535VRK6	438,977	—	438,977	425,951	(13,026)	425,951	439,052
761118RJ9	72,483	—	72,483	70,209	(2,274)	70,209	59,726
86358HHX0	148,713	—	148,713	94,224	(54,489)	94,224	73,108
92978EAA2	73,009	—	73,009	73,005	(4)	73,005	69,366
23332UCM4	18,388	—	18,388	18,314	(74)	18,314	17,838
86360UAF3	894,861	—	894,861	894,830	(31)	894,830	697,974
92922FWU8	342,798	—	342,798	338,495	(4,303)	338,495	331,458
05949CCB0	27,131	—	27,131	27,127	(4)	27,127	28,180
12669GTE1	4,186	—	4,186	3,956	(230)	3,956	3,825
32051DCJ9	26,983	—	26,983	26,968	(15)	26,968	26,248
362341VU0	1,271,263	—	1,271,263	1,269,383	(1,880)	1,269,383	1,176,122
576433NH5	286,355	—	286,355	253,071	(33,284)	253,071	199,571
57645LAA2	9,040,600		9,040,600	9,037,867	(2,733)	9,037,867	10,546,925
86359DMC8	3,241,522	—	3,241,522	3,239,802	(1,720)	3,239,802	3,536,527
Totals	$36,924,398	$—	$36,924,398	$33,979,198	$(2,945,200)	$33,979,198	$33,244,881

102

PART C
OTHER INFORMATION

Item 27.       Exhibits

Exhibit (a)

Board of Directors of Massachusetts Mutual Life Insurance Company authorizing the establishment of the Separate Account 4 – Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement File No. 333-202684 filed April 28, 2021

Exhibit (b)	Not Applicable.
Exhibit (c)	i.

Underwriting and Servicing Agreement dated December 16, 2014 by and between MML Investors Services, LLC and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

ii.

Underwriting and Servicing Agreement (Distribution Servicing Agreement) dated April 1, 2014 between MML Strategic Distributors, LLC and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

iii.

Template for Insurance Product Distribution Agreement (version 4/2021) (MML Strategic Distributors, LLC, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement No. 333-255824 filed April 25, 2023

Exhibit (d)	i.

Template Individual Variable Deferred Annuity Contract with Flexible Purchase Payments and Schedule – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021

	ii.	Fixed Account for Dollar Cost Averaging Rider – Incorporated by reference to Initial Registration Statement File No. 333-255824 filed May 6, 2021
	iii.	Return of Purchase Payment Death Benefit Rider – Incorporated by reference to Initial Registration Statement File No. 333-255824 filed May 6, 2021
	iv.	Nursing Home and Hospital Withdrawal Benefit Rider – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-202684 filed September 8, 2015
	v.	Terminal Illness Withdrawal Benefit Rider – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-202684 filed September 8, 2015
	vi.	Annuity Payment Commutation Rider – Incorporated by reference to Initial Registration Statement File No. 333- 255824 filed May 6, 2021
	vii.	Guaranteed Lifetime Withdrawal Benefit Rider (RetirePay) – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-255824 filed January 26, 2024
	viii.	Guaranteed Lifetime Withdrawal Benefit Rider (RetireCore)(*)
	ix.	Guaranteed Lifetime Withdrawal Benefit Rider (RetireCore Stacking)(*)
	x.	Highest Quarterly Value Death Benefit Rider (*)
	xi.	Non-Qualified Beneficiary Annuity Rider – Incorporated by reference to Initial Registration Statement File No. 333-255824 filed May 6, 2021
	xii.	Unisex Rider – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015
	xiii.	Individual Retirement Annuity Rider – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015
	xiv.	Roth Individual Retirement Annuity Rider – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015
	xv.	SIMPLE IRA Rider – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015
Exhibit (e)	Individual Variable Deferred Annuity Contract Application – Incorporated by reference to Initial Registration Statement File No. 333-255824 filed May 6, 2021

Exhibit (f)	i.

Copy of Charter documentation as amended through August 10, 2008 of Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

ii.

By-Laws of Massachusetts Mutual Life Insurance Company as adopted April 8, 2015 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

Exhibit (g)	Not Applicable.
Exhibit (h)	i.	Fund Participation Agreements
		a.	AIM Funds (Invesco Funds)
1.

Participation Agreement dated April 30, 2004 with revised Schedule A as of July 6, 2005 (AIM Variable Insurance Funds, AIM Distributors, Inc., and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333- 45039 filed June 25, 2021

				i.	Amendment No. 1 effective as of July 1, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
				ii.	Amendment No. 2 effective April 30, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
				iii.	Amendment No. 3 effective May 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
				iv.	Amendment dated May 3, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
2.

Financial Support Agreement dated October 1, 2016 (Invesco Distributors, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-150916 filed April 26, 2017

				i.	Amendment No. 1 to Financial Support Agreement – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
				ii.	Amendment No. 2 effective April 1, 2022 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-255824 filed April 25, 2023
3.

Administrative Services Agreement dated October 1, 2016 (Invesco Advisers, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		b.	American Funds® Funds
1.

Participation Agreement dated as of March 7, 2003 (American Funds Insurance Series, Capital Research and Management Company, and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement File No. 333-50410 filed April 21, 2022

				i.	Amendment No. 1 dated August 1, 2004 – Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement File No. 333-50410 filed April 21, 2022
				ii.	Amendment No. 2 dated as of May 1, 2006 – Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement File No. 333-50410 filed April 21, 2022
				iii.	Amendment No. 3 dated as of April 30, 2010 – Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement File No. 333-50410 filed April 21, 2022
				iv.	Amendment No. 4 dated as of November 18, 2020 – Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement File No. 333-50410 filed April 28, 2021
				v.	Amendment No. 5 dated as of November 18, 2020 – Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement File No. 333-50410 filed April 21, 2022
				vi.	Amendment No. 6 dated as of April 2, 2024 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-255824 filed April 25, 2024
2.

Business Agreement dated March 7, 2003 (Massachusetts Mutual Life Insurance Company, MML Distributors, LLC, American Funds Distributors, Inc. and Capital Research and Management Company) – Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement File No. 333-50410 filed April 21, 2022

				i.	First amendment effective May 1, 2013 – Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement File No. 333-50410 filed April 21, 2022
				ii.	Second amendment dated as of September 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement File No. 333-50410 filed April 21, 2022
				iii.	Third amendment dated as of April 2, 2024 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-259818 filed April 25, 2024
		c.	Columbia Funds
1.

Form of Participation Agreement (Massachusetts Mutual Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Funds Variable Series Trust II, Columbia Management Investment Advisers, LLC, and Columbia Management Investment Distributors Inc.) – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-255824 filed April 25, 2024

2.

Form of Services Agreement (Massachusetts Mutual Life Insurance Company and Columbia Management Investment Services Corp.) – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-255824 filed April 25, 2024

		d.	Fidelity Funds
1.

Amended and Restated Participation Agreement dated May 22, 2017 (Fidelity® Variable Insurance Products Fund, Fidelity® Variable Insurance Products Fund II, Fidelity® Variable Insurance Products Fund III, Fidelity® Variable Insurance Products Fund IV, Fidelity® Variable Insurance Products Fund V, Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 4 to Registration Statement File No. 333-202684 filed April 24, 2018

i.

First Amendment dated May 22, 2017 to the Amended and Restated Participation Agreement dated May 22, 2017 – Incorporated by reference to Pre-Effective Amendment No. 4 to Registration Statement File No. 333-202684 filed April 24, 2018

ii.

Amendment dated January 21, 2019 to Schedule A of the Amended and Restated Participation Agreement dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-202684 filed April 25, 2019

iii.

Amendment dated October 1, 2020 to Schedule A of the Amended and Restated Participation Agreement dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

iv.

Amendment dated March 1, 2021 to Schedule A of the Amended and Restated Participation Agreement dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

v.

Amendment dated October 18, 2023 to Schedule A of the Amended and Restated Participation Agreement dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-255824 filed April 25, 2024

2.

Summary Prospectus Agreement effective May 1, 2011 (Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and MML Bay State Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

3.

Service Contract dated January 1, 2004 (MML Investors Services, LLC, MML Strategic Distributors, LLC, and MML Distributors, LLC and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	First Amendment dated October 1, 2008 – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017
		ii.	Second Amendment dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		iii.	Third Amendment dated November 1, 2018 – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
iv.

Fourth Amendment dated September 28, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Registration Statement File No. 333-206438 filed November 15, 2021

	4.	Service Agreement dated October 1, 1999 – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017
		i.	Amendment dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		ii.	Second Amendment dated December 13, 2017 – Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 333-150916 filed April 24, 2018
		iii.	Third Amendment dated January 1, 2021 – Incorporated by reference to Pre-Effective Amendment No. 12 to Registration Statement File No. 333-202684 filed April 28, 2021
e.	Ivy Funds
1.

Participation Agreement dated as of October 25, 2012 (Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and Massachusetts Mutual Life Insurance Company) and C.M. Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021

		i.	First Amendment dated January 18, 2013 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021
		ii.	Second Amendment dated June 12, 2015 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		iii.	Third Amendment dated February 18, 2016 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		iv.	Fourth Amendment dated October 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		v.	Fifth Amendment dated March 1, 2017 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		vi.	Sixth Amendment dated May 1, 2021 regarding Rules 30e-3 and 498a – Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement File No. 333-112626 filed January 27, 2022
vii.

Seventh Amendment dated October 20, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement File No. 333-112626 filed January 27, 2022

2.

Services Agreement dated October 25, 2012 by and among Waddell & Reed, Inc., Massachusetts Mutual Life Insurance Company and MML Distributors, LLC – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

		i.	Amendment No. 1 effective April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

		ii.	Amendment No. 2 effective April 15, 2015 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		iii.	Amendment No. 3 dated October 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
iv.

Amendment No. 4 dated October 20, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement File No. 333-112626 filed January 27, 2022

f.	Janus Aspen Funds (Service)
1.

Participation Agreement dated July 12, 2021 (Massachusetts Mutual Life Insurance Company and Janus Aspen Series) – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021

i

Amendment to Fund Participation Agreement Regarding Revocation of Rule 30e-3 dated November 4, 2024 – Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement File No. 333-255824 filed April 25, 2025

2.

Administrative Services Letter dated July 12, 2021 (Massachusetts Mutual Life Insurance Company and Janus Capital Management LLC) – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021

3.

Distribution and Shareholder Services Agreement dated July 12, 2021 (Massachusetts Mutual Life Insurance Company, and MML Strategic Distributors) – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021

g.	MML Funds
1.

Participation Agreement dated August 15, 2008 (MML Series Investment Fund, American Funds Insurance Series, Capital Research and Management Company, and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

2.

Participation Agreement dated November 17, 2005 (MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		i.	First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		ii.	Second Amendment dated as of August 26, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iii.	Third Amendment dated April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iv.	Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		v.	Fifth Amendment dated August 28, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		vi.	Sixth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		vii.	Seventh Amendment dated August 11, 2015 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		viii.	Eighth Amendment dated February 20, 2020 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020
		ix.	Ninth Amendment dated June 2, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021
h.	MML II Funds
1.

Participation Agreement dated November 17, 2005 (MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

			i.	First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			ii.	Second Amendment dated as of August 26, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			iii.	Third Amendment dated as of April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			iv.	Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			v.	Fifth Amendment dated August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			vi.	Sixth Amendment dated and effective August 28, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			vii.	Seventh Amendment dated and effective November 12, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			viii.	Eighth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			ix.	Ninth Amendment dated August 11, 2015 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			x.	Tenth Amendment dated February 20, 2020 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020
			xi.	Eleventh Amendment dated June 2, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021
	i.	PIMCO Funds
1.

Participation Agreement dated as of April 21, 2006 (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

			i.	Amendment No. 1 effective as of June 30, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			ii.	New Agreements and Amendments dated November 10, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			iii.	Amendment effective as of May 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			iv.	Amendment signed March 1, 2017 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-95845 filed April 26, 2017
		2.	Termination Agreement dated November 10, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
3.

Services Agreement (Trust) for PIMCO Variable Insurance Trust (Pacific Investment Management Company LLC, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) effective as of March 1, 2017 – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

			i.	Amendment No. 1 dated November 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-150916 filed April 28, 2021
ii.	Rule 22c-2 Agreements (Shareholder Information Agreements)
a.

AIM Variable Insurance Funds effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		1.	Amendment No. 1 – Incorporated by reference to Pre-Effective Amendment No. 3 to Registration Statement File No. 333-229670 filed October 2, 2020
b.

Fidelity Distributors Corporation effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

c.

Ivy Funds Variable Insurance Portfolios Amended and Restated Agreement dated November 13, 2012 (Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

d.

Janus Aspen Series effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement File No. 333-50410 filed April 21, 2022

e.

MML Series Investment Fund effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

f.

MML Series Investment Fund II effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

g.

PIMCO Variable Insurance Trust effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

Exhibit (i)	Not Applicable.
Exhibit (j)	Not Applicable.
Exhibit (k)	Opinion and Consent of Counsel – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021

Exhibit (l)	i.	Auditor Consents:
• Company Financial Statements*
• Separate Account Financial Statements*
ii.

Resolution Regarding the Rules and Regulations of the Board of Directors dated February 13, 2019 – Incorporated by reference to Pre-Effective Amendment No. 3 to Registration Statement File No. 333-229670 filed October 2, 2020

Exhibit (m)	Not Applicable.
Exhibit (n)	Not Applicable.
Exhibit (o)	Not Applicable.
Exhibit (p)	i. Powers of Attorney for:
		•	Roger W. Crandall
		•	Kathleen A. Corbet
		•	James H. DeGraffenreidt, Jr.
		•	Mary Jane Fortin
		•	Isabella D. Goren
		•	Bernard A. Harris, Jr.
		•	Michelle K. Lee
		•	Jeffrey M. Leiden
		•	Laura J. Sen
		•	William T. Spitz
		•	Amy M. Stepnowski
		•	H. Todd Stitzer
– Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement File No. 333-255824 filed April 25, 2025
ii. Powers of Attorney for:
		•	Gregory Giardiello
		•	David H. Long
– Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement No. 333-255824 filed September 4, 2025
iii. Power of Attorney for:
		•	Michael Thomas Rollings (*)
Exhibit (q)	Not Applicable.
Exhibit (r)	Not Applicable.

(*)	Filed herewith

Item 28.       Directors and Officers of the Insurance Company

Directors of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, Director, Chairman 1295 State Street Springfield, MA 01111	Michelle K. Lee, Director 19952 Moran Lane Saratoga, CA 95070	William T. Spitz, Director 16 Wynstone Nashville, TN 37215
Kathleen A. Corbet, Director 34 Louises Lane New Canaan, CT 06840	Jeffrey M. Leiden, Director 127 South Beach Road Hobe Sound, FL 33455	Amy M. Stepnowski, Director 29 Newgate Drive Glastonbury, CT 06033
James H. DeGraffenreidt, Jr., Director 406 Cedarcroft Road Baltimore, MD 21212	David H. Long, Director 10 Strawberry Hill Street Dover, MA 02030	H. Todd Stitzer, Lead Director 4409 Spring Island Okatie, SC 29909
Isabella D. Goren, Director 8030 Acoma Lane Dallas, TX 75252	Michael Thomas Rollings, Director 9625 E AW Tillinghast Road Scottsdale, AZ 85262
Bernard A. Harris, Jr., Director 3333 Allen Parkway, #1709 Houston, Texas 77019	Laura J. Sen, Director 95 Pembroke Street, Unit 1 Boston, MA 02118

Principal Officers of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, President and Chief Executive Officer 1295 State Street Springfield, MA 01111	Eric Partlan, Chief Investment Officer 10 Fan Pier Boulevard Boston, MA 02210
Elizabeth Marin, Treasurer 1295 State Street Springfield, MA 01111	John Rugel, Head of Operations 10 Fan Pier Boulevard Boston, MA 02210
Michael J. O’Connor, General Counsel 1295 State Street Springfield, MA 01111	Susan Cicco, Head of Human Resources & Employee Experience 1295 State Street Springfield, MA 01111
Mary Jane Fortin, Chief Financial Officer 10 Fan Pier Boulevard Boston, MA 02210	Sears Merritt, Head of Technology & Experience 10 Fan Pier Boulevard Boston, MA 02210
Dominic Blue, Head of Third-Party Distribution and New Markets 1295 State Street Springfield, MA 01111	Geoffrey Craddock, Chief Risk Officer 10 Fan Pier Boulevard Boston, MA 02210
Paul LaPiana, Head of Brand, Product and Affiliated Distribution 1295 State Street Springfield, MA 01111	Tokunbo Akinbajo, Corporate Secretary 1295 State Street Springfield, MA 01111
Gregory Giardiello, Corporate Controller 10 Fan Pier Boulevard Boston, MA 02210

Item 29.       Persons Controlled by or Under Common Control with the Insurance Company or the Registered Separate Account

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

ORGANIZATIONAL SUMMARY

As of 10-31-25

I.             DIRECT SUBSIDIARIES OF MASSMUTUAL - MassMutual is the sole owner of each subsidiary unless otherwise indicated.

A.           C.M. Life Insurance Company (May 11, 1981), a Connecticut corporation.

1.            MML Bay State Life Insurance Company (April 1, 1935), a Connecticut corporation.

2.            CML Special Situations Investor LLC (November 17, 2014), a Delaware limited liability company.

3.            CM Life Mortgage Lending LLC (March 16, 2023), a Delaware limited liability company.

B.            MML Distributors, LLC (November 10, 1994), a Connecticut limited liability company (MassMutual – 99% and MassMutual Holding LLC – 1%).

C.            MassMutual Holding LLC (November 30, 1984), a Delaware limited liability company.

MassMutual Holding LLC is the sole owner of each subsidiary or affiliate unless otherwise indicated.

1.            MML Investors Services, LLC (December 31, 1981), a Massachusetts limited liability company.

a)           MML Insurance Agency, LLC (November 16, 1990), a Massachusetts limited liability company.

2.            MassMutual Assignment Company (October 4, 2000), a North Carolina corporation.

3.            MassMutual Capital Partners LLC (September 20, 2006), a Delaware single-member limited liability company. MassMutual Holding LLC is the sole member.

4.            LifeScore Labs, LLC (previously, Society of Grownups, LLC) (April 15, 2014), a Massachusetts limited liability company.

5.            MassMutual Ventures Holding LLC (March 26, 2018), a Delaware limited liability company.

a)           Crane APAC I LP (August 22, 2025), a United Kingdom a private fund limited partnership.

b)           MassMutual Ventures US I LLC (formerly, MassMutual Ventures LLC) (June 10, 2014), a Delaware limited liability company.

c)           MassMutual Ventures US II LLC (April 17, 2018), a Delaware limited liability company.

d)           MassMutual Ventures US III LLC (May 21, 2020), a Delaware limited liability company.

e)           MassMutual Ventures UK LLC (July 12, 2018), a Delaware limited liability company.

f)            MassMutual Ventures Southeast Asia I LLC (September 25, 2018), a Delaware company.

g)           MassMutual Ventures Southeast Asia II LLC (December 12, 2019), a Delaware limited liability company.

h)           MassMutual Ventures Management LLC (April 4, 2018), a Delaware limited liability company.

i)             MassMutual Ventures SEA Management Private Limited (June 20, 2018), a Singapore company.

(a)            MMV UK/SEA Limited (May 23, 2023), a company established in England and Wales.

(b)            MassMutual Ventures India Private Limited (January 10, 2024), an India company.

6.            MM Rothesay Holdco US LLC (September 24, 2013), a Delaware limited liability company.

7.            Fern Street LLC (April 11, 2013), a Delaware limited liability company.

8.            Sleeper Street LLC (October 4, 2019), a Delaware limited liability company.

9.            MM Catalyst Fund LLC (November 25, 2020), a Delaware limited liability company.

10.          MM Catalyst Fund II LLC (February 6, 2023), a Delaware limited liability company.

11.          MM Asset Management Holding LLC (November 29, 2011), a Delaware limited liability company.

a)            Barings LLC (July 5, 1940), a Delaware limited liability company.

i)            Barings Securities LLC (July 1, 1994), a Delaware limited liability company.

ii)            Barings Guernsey Limited (February 20, 2001), a company organized under the laws of Guernsey.

(a)          Barings Europe Limited (June 5, 2017), a company organized under the laws of England and Wales.

(i)           Baring Asset Management Limited (April 6, 1994), a company incorporated under the laws of England and Wales.

(a)             Baring Fund Managers Limited (October 29, 1968), a company incorporated under the laws of England and Wales.

(b)            Baring International Investment Limited (June 7, 1979), a company incorporated under the laws of England and Wales.

(c)             Baring Investment Services Limited (May 18, 1988), a company incorporated under the laws of England and Wales.

(d)            Barings European Core Property Fund GP Sàrl (October 29, 2015), a special-purpose company organized in Luxembourg.

(e)             Barings BME GP Sàrl (July 31, 2020), a company organized under the laws of England and Wales.

(f)              Barings GPLF4(S) GP Sàrl (March 18, 2021), a company incorporated under the laws of Luxembourg.

(ii)           Barings Italy S.r.l. (July 23, 2019), a company incorporated under the laws of Italy.

(iii)          Barings Sweden AB (July 16, 2019), a company incorporated under the laws of Sweden.

(iv)          Barings Asset Management Spain SL (October 13, 2019), a company incorporated under the laws of Spain.

(v)           Barings Netherlands B.V. (December 5, 2019), a company incorporated under the laws of the Netherlands.

(vi)          Barings GmbH (formerly Barings Real Estate GmbH) (January 8, 2014), a German limited liability company.

(vii)         Barings (U.K.) Limited (January 4, 1995), a company organized under the laws of England and Wales.

(viii)        Baring France SAS (July 24, 1997), a company incorporated under the laws of France.

(ix)           Baring International Fund Managers (Ireland) Limited (July 16, 1990), a company incorporated under the laws of Ireland.

(x)            Barings Switzerland Sàrl (December 18, 2013), a company established under the laws of Switzerland.

iii)          Barings Real Estate Advisers, Inc. (May 11, 2004), a Delaware corporation.

iv)          Barings Real Estate Acquisitions LLC (January 10, 2022), a Delaware limited liability company.

v)           BMC Holdings DE LLC (March 29, 2013), a Delaware limited liability company.

vi)          Barings Finance LLC (December 12, 2012), a Delaware limited liability company.

(a)          BCF Europe Funding Limited (August 27, 2013), a company formed in the Republic of Ireland.

(b)          BCF Senior Funding I LLC (August 28, 2013), a limited liability company formed under the laws of the State of Delaware.

(c)          BCF Senior Funding I Designated Activity Company (January 20, 2016), a company formed in the Republic of Ireland.

vii)         Baring Asset Management (Asia) Holdings Limited (June 7, 1985), a company organized in Hong Kong.

(a)          Barings Japan Limited (January 13, 1986), a company organized in Japan that is registered as a Financial Business Operator (Registration No. 396-KLFB) for Type II Financial Instruments Business, Investment Advisory and Agency Business, and Investment Management Business with the Financial Services Agency in Japan under the Financial Instruments and Exchange Act (Act No. 25 of 1948).

(i)           Barings Real Estate Investment Japan Limited (July 31, 2025), a company organized in Japan.

(b)          Baring SICE (Taiwan) Limited (March 15, 1990), a regulated company organized in Taiwan.

(c)          Baring Asset Management (Asia) Limited (March 15, 1985), a company organized in Hong Kong.

(i)           Baring Asset Management Korea Limited, a regulated Korean company.

(ii)          Barings Investment Management (Shanghai) Limited (August 3, 2018), a company established under Chinese law.

(a)          Barings Overseas Investment Fund Management (Shanghai) Limited (August 22, 2018).

(d)          Barings Singapore Pte. Ltd. (November 16, 2020), a company established under the laws of Singapore.

(e)          Barings Australia Holding Company Pty Ltd (October 12, 2009).

(i)           Barings Australia Pty Ltd (October 16, 2009).

(f)           Barings Singapore Pte. Ltd. (November 16, 2020), an operating company established under the laws of Singapore.

viii)        Barings Australia Real Estate Holdings Pty Ltd (May 4, 2022), a private limited company established under the laws of Australia.

(a)          Barings Australia Real Estate Pty Ltd (May 4, 2022), a private limited company established under the laws of Australia.

(i)            Barings Australia Property Holdings Pty Ltd (May 5, 2010), a company established under the laws of Australia.

ix)           Barings Australia Structured Finance Holdings Pty Ltd (January 11, 2023), a private limited company established under the laws of Australia.

(a)          Barings Australia Structured Finance Pty Ltd (January 11, 2023), a private limited company established under the laws of Australia.

(i)            Gryphon Capital Partners Pty Ltd (January 2, 2014), a proprietary limited company established under the laws of Australia.

(a)           Gryphon Capital Management Pty Ltd (February 28, 2014), a proprietary limited company established under the laws of Australia.

x)            Barings Real Estate Holdings LLC (October 7, 2021), a Delaware limited liability company.

(a)          Artemis Real Estate Partners LLC (August 27, 2009), a Delaware limited liability company.

(i)           Artemis Real Estate Advisors, LLC (July 25, 2019), a Delaware limited liability company.

(ii)          Artemis Real Estate Partners Acquisitions I, LLC (March 23, 2010), a Delaware limited liability company.

D.          MassMutual Private Wealth & Trust, FSB (January 12, 2000), a federally chartered stock savings bank.

E.           MML Private Placement Investment Company I, LLC (May 15, 2007), a Delaware limited liability company.

F.           MML Private Equity Fund Investor LLC (December 6, 2006), a Delaware limited liability company.

G.           MM Private Equity Intercontinental LLC (September 24, 2013), a Delaware limited liability company.

H.           MassMutual External Benefits Group LLC (September 23, 2010), a Delaware limited liability company.

I.             Jefferies Finance LLC (July 26, 2004), a Delaware limited liability company. (MassMutual holds 50% voting ownership interest and Jefferies Financial Group Inc. holds 50% voting ownership interest.)

1.            Apex Credit Holdings LLC (formerly known as Apex Credit Partners LLC, October 20, 2014), a Delaware limited liability company.

2.            JFIN Co-Issuer Corporation (March 13, 2013), a Delaware corporation.

3.            Jeffries MM Lending LLC (October 14, 2011), a Delaware limited liability company.

4.            JFIN LC Fund LLC (February 1, 2016), a Delaware limited liability company.

5.            JFIN Revolver Holdings II LLC (May 11, 2018), a Delaware limited liability company.

6.            JFIN GP Adviser LLC (May 11, 2018), a Delaware limited liability company.

7.            JFIN Europe GP, S.à.r.l. (December 18, 2015), a Luxembourg private limited liability company.

a)           Jefferies Finance Europe, S.L.P. (July 20, 2020), an alternative investment fund.

b)           Jefferies Finance Europe, SCSp (March 10, 2016), an alternative investment fund.

8.            Jefferies Finance Business Credit LLC (August 7, 2013), a Delaware limited liability company.

a)            JFIN Business Credit Fund I LLC (August 7, 2013), a Delaware limited liability company.

9.            JFIN Funding 2021 LLC (November 5, 2021), a Delaware limited liability company.

10.          Jefferies Private Credit BDC Inc. (January 14, 2020), a Maryland corporation.

11.          JCP Funding 2024 LLC (March 12, 2024), a Delaware limited liability company.

12.          JSPCS MM LLC (July 8, 2024), a Delaware limited liability company

13.          Jefferies Credit Partners LLC (formerly known as JFIN Asset Management LLC) (June 8, 2020), a Delaware limited liability company.

a)            JDLF GP (Europe) S.a.r.l. (November 4, 2022), incorporated and existing under the laws of Luxembourg.

b)            Jefferies Credit Management LLC (December 8, 2022), a Delaware limited liability company.

c)            Jefferies Direct Lending Europe SCSp SICAV-RAIF (December 9, 2022), incorporated and existing under the laws of Luxembourg.

d)            Jefferies Credit Management LLC (December 8, 2022), a Delaware limited liability company.

i)            JCM GP I LLC (October 6, 2023), a Delaware limited liability company.

ii)           JCM H-2 Credit Fund GP LLC (May 15, 2024), a Delaware limited liability company.

e)           JCP GP I LLC (October 12, 2023), a Delaware limited liability company.

f)            JCP Direct Lending CLO 2022 LLC (November 1, 2021), a Delaware limited liability company.

g)           JDLF II GP LLC (January 7, 2022), a Delaware limited liability company.

i)            JDLF II GP LP (January 7, 2022), a Delaware partnership.

(a)          Jefferies Direct Lending Fund II C LP (January 7, 2022), a Delaware partnership.

(i)           Jefferies DLF 2 C Holdings LLC (March 28, 2022), a Delaware limited liability company

(a)          Jefferies Direct Lending Fund II C SPE LLC (March 28, 2022), a Delaware limited liability company.

(i)            Jefferies DLF2 C Holdings-2 LLC (October 11, 2024), a Delaware limited liability company.

(b)          Jefferies Direct Lending Fund II C SPE-2 LLC (October 11, 2024), a Delaware limited liability company.

h)           JDLF III GP LLC (January 30, 2024), a Delaware limited liability company.

i)            JDLF III GP LP (January 30, 2024), a Delaware partnership.

(a)          Jefferies Direct Lending Fund III C LP (January 30, 2024), a Delaware partnership.

(i)           Jefferies DLF3 C Holdings LLC (December 3, 2024), a Delaware limited liability company.

(a)           Jefferies Direct Lending Fund III C SPE LLC (December 3, 2024), a Delaware limited liability company.

i)            JFAM GP LLC (April 13, 2017), a Delaware limited liability company.

i)            JFAM GP LP (April 13, 2017), a Delaware partnership.

(a)          Jefferies Direct Lending Fund C LP (November 25, 2019), a Delaware partnership.

(i)           Jefferies DLF C Holdings LLC (February 11, 2020), a Delaware limited liability company.

(a)         Jefferies Direct Lending Fund C SPE LLC (February 11, 2020), a Delaware limited liability company.

j)            JCP Direct Lending CLO 2023-1 LLC (May 11, 2023), a Delaware limited liability company.

i)            JCP Direct Lending CLO 2023 Ltd. (May 23, 2023), a Jersey Channel Islands private limited company.

k)            Jefferies M Super Private Credit Fund GP LLC (March 19, 2024), a Delaware limited liability company.

l)            Jefferies Credit Partners Europe Limited (September 5, 2024), a private limited company formed in England and Wales.

m)           JCP Congaree Credit Fund GP LLC (April 16, 2025), a Delaware limited liability company.

n)            JCP Solaris Credit Fund GP LLC (June 20, 2025), a Delaware limited liability company.

14.          Jeffries Credit Partners Structured Solutions Fund GP LLC (August 21, 2025), a Delaware limited liability company.

a)            Apex Credit Partners LLC (formerly known as Apex Newco LLC) (July 15, 2021), a Delaware limited liability company.

i)            Green SPE LLC (April 16, 2024), a Delaware limited liability company.

ii)           Apex GP I LLC (December 21, 2023), a Delaware limited liability company.

(a)         Apex Securitized Income Fund LP (December 22, 2023), a Delaware limited partnership

15.          JFIN Revolver SPE1 2022 LLC (March 9, 2022), a Delaware limited liability company.

16.          JFIN Revolver SPE3 2022 LLC (August 31, 2022), a Delaware limited liability company.

17.          JFIN Revolver SPE4 2022 LLC (August 31, 2022), a Delaware limited liability company.

18.          JFIN Revolver SPE4 2022 Ltd. (August 31, 2022), a Cayman Islands company.

19.          JCP Private Loan Management GP LLC (March 16, 2023), a Delaware limited liability company.

a)            JCP Private Loan Management LP (March 16, 2023), a Delaware limited partnership.

20.          JF CEI Holdings 1 LLC (December 20, 2024), a Delaware limited liability company

a)            JF CEI Holdings 2 LLC CP (December 20, 2024), a Delaware limited liability company.

J.            Berkshire Way LLC (June 14, 2012), a Delaware limited liability company.

K.           MML Strategic Distributors, LLC (June 7, 2013), a Delaware limited liability company.

L.            MML Investment Advisers, LLC (September 24, 2013), a Delaware limited liability company.

M.          Pioneers Gate LLC (October 27, 2014), a Delaware limited liability company.

N.           MML Special Situations Investor LLC (November 17, 2014), a Delaware limited liability company.

O.           Timberland Forest Holding LLC (October 12, 2015), a Delaware limited liability company. MassMutual’s ownership is 37% and 63% is held by MassMutual Trad Private Equity LLC.

1.            Lyme Adirondack Forest Company, LLC (April 4, 2006), a Delaware limited liability company.

a)           Lyme Adirondack Timber Sales, LLC (December 16, 2016), a Delaware company. (Note: Lyme Adirondack Timber Sales, Inc. merged with and into this company effective December 31, 2016.)

b)           Lyme Adirondack Timberlands I, LLC (August 16, 2006), a Delaware limited liability company.

c)           Lyme Adirondack Timberlands II, LLC (August 16, 2006), a Delaware limited liability company.

P.            Insurance Road LLC (May 3, 2017), a Delaware limited liability company.

1.            MassMutual Intellectual Property LLC (May 3, 2017), a Delaware limited liability company.

2.            MassMutual Trad Private Equity LLC (May 3, 2017), a Delaware limited liability company.

3.            Trad Investments I LLC (September 11, 2018), a Delaware limited liability company.

Q.            MassMutual Mortgage Lending LLC (October 30, 2017), a Delaware limited liability company.

R.            MM Copper Hill Road LLC (October 5, 2017), a Delaware limited liability company.

S.            EM Opportunities LLC (January 16, 2018), a Delaware limited liability company.

T.            MassMutual MCAM Insurance Company, Inc. (March 18, 2018), a Vermont captive insurance company.

U.            CML Global Capabilities (December 2, 2019), a Delaware limited liability company.

V.            MM Global Capabilities I LLC (December 2, 2019), a Delaware limited liability company.

1.            MassMutual Global Business Services India LLP (December 23, 2019), a limited partnership domiciled in the Republic of India.

W.          MM Global Capabilities II LLC (December 2, 2019), a Delaware limited liability company.

1.            MM Global Capabilities (Netherlands) B.V. (February 28, 2020), a company domiciled in the Netherlands (MM Global Capabilities I LLC and MM Global Capabilities II LLC are the partners of this company).

a)           MassMutual Global Business Services Romania S.R.L. (March 31, 2020), a company domiciled in Romania.

X.           MM Global Capabilities III LLC (December 3, 2019), a Delaware limited liability company that serves as a limited partner and holds ownership shares in MassMutual Global Business Services India LLP.

Y.           MM Investment Holding (September 21, 2020), a Cayman Islands company.

1.            MML Management Corporation (October 14, 1968), a Massachusetts corporation.

a)           MassMutual International Holding MSC, Inc. (January 31, 2001), a Massachusetts corporation.

b)           MassMutual Holding MSC, Inc. (December 26, 1996), a Massachusetts corporation. This subsidiary qualifies as a “Massachusetts Security Corporation” under Chapter 63 of the Massachusetts General Laws.

2.            MassMutual Asset Finance LLC (formerly known as Winmark Equipment Finance, LLC) (owned 99.61% by MM Investment Holding and 0.39% by C.M. Life Insurance Company).

a)           MMAF Equipment Finance LLC 2017-B (October 30, 2017), a Delaware limited liability company.

b)           MMAF Equipment Finance LLC 2019-B (August 23, 2019), a Delaware limited liability company.

c)           MMAF Equipment Finance LLC 2020-A (May 27, 2020), a Delaware limited liability company.

d)           MMAF Equipment Finance LLC 2021-A (April 12, 2021), a Delaware limited liability company.

e)           MMAF Equipment Finance LLC 2022-A (February 24, 2022), a Delaware limited liability company.

f)            MMAF Equipment Finance LLC 2023-A (June 14, 2023), a Delaware limited liability company.

g)           MMAF Equipment Finance LLC 2024-A (November 28, 2023), a Delaware limited liability company.

h)           Barings Equipment Finance LLC 2025-A (December 30, 2024), a Delaware limited liability company t

i)            Barings Equipment Finance LLC 2025-B (September 25, 2025), a Delaware limited liability company.

3.            MMIH Bond Holdings LLC (November 28, 2022), a Delaware limited liability company.

Z.             MML CM LLC (November 10, 2020), a Delaware limited liability company.

1.            Blueprint Income LLC (May 4, 2016), a New York limited liability company.

2.            Flourish Holding Company LLC (February 14, 2022), a Delaware limited liability company.

a)           Flourish Insurance Agency LLC (February 18, 2022), a Delaware limited liability company.

b)           Flourish Financial LLC (November 3, 2017), a Delaware limited liability company.

c)           Flourish Technologies LLC (May 11, 2021), a Delaware limited liability company.

d)           Flourish Digital Assets LLC (May 11, 2021), a Delaware limited liability company.

e)           SoraFinance, Inc. (November 8, 2021), a Delaware corporation.

AA.        Glidepath Holdings Inc. (February 4, 2021), a Delaware corporation.

1.            MassMutual Ascend Life Insurance Company (December 29, 1961), an Ohio corporation.

a)           Annuity Investors Life Insurance Company (November 13, 1981), an Ohio corporation.

b)           MM Ascend Life Investor Services, LLC (formerly Great American Advisors, LLC) (December 10, 1993), an Ohio corporation.

c)           MM Ascend Mortgage Lending LLC (March 17, 2023), a Delaware limited liability company.

d)           MM Vine Street LLC (September 26, 2024), a Delaware limited liability company

e)           Counterpointe – Ascend Mortgage Lending LLC (February 20, 2025), a Delaware limited liability company.

f)            Manhattan National Holding Corporation (August 27, 2008), an Ohio corporation.

i)            Manhattan National Life Insurance Company (May 21, 2014), an Ohio corporation.

BB.          MM/Barings Multifamily TEBS 2020 LLC (April 2, 2020) a Delaware limited liability company that engages in bond and mortgage loan securitization transactions.

CC.          MassMutual Ventures Europe/APAC I GP, LLC (September 28, 2022), a Delaware limited liability company.

1.            MassMutual Ventures Europe/APAC I GP, L.P. (October 21, 2022), a Cayman Islands exempted limited partnership.

a)             MassMutual Ventures Europe/APAC I, L.P. (October 21, 2022), a Cayman Islands exempted limited partnership.

i)             MassMutual Ventures Southeast Asia III LLC (January 3, 2022), a Delaware limited liability company.

(a)          MMV Digital I LLC (May 18, 2022)), a Cayman Islands company.

DD.         MassMutual Ventures US IV GP, LLC (September 28, 2022), a Delaware limited liability company.

1.             MassMutual Ventures US IV, L.P. (September 28, 2022), a Delaware limited partnership.

a)             MassMutual Ventures US IV LLC (December 8, 2021), a Delaware limited liability company that will hold investments.

EE.         MM Direct Private Investments Holding LLC (September 16, 2021), a Delaware limited liability company that acts act as a holding company.

1.             MM Direct Private Investments UK Limited (September 27, 2021), a UK private limited company.

FF.          DPI-ACRES Capital LLC (September 16, 2022), a Delaware limited liability company.

GG.         MMV CTF I GP, LLC (January 30, 2023), a Delaware limited liability company.

1.             MassMutual Ventures Climate Technology Fund I LP (January 30, 2023) a Delaware fund.

HH.        DPI-ARES Mortgage Lending LLC (July 5, 2023) a Delaware limited liability company.

II.           Counterpointe Sustainable Advisors LLC (April 4, 2023), a Delaware limited liability company. MassMutual has a 80.25% ownership interest in this company.

1.            CSA Incentive Holdco LLC (April 6, 2023), a Delaware limited liability company.

2.            CSA Intermediate Holdco LLC (April 4, 2023), a Delaware limited liability company.

a)            Counterpointe Trust Services LLC (October 14, 2020), a Delaware limited liability company.

b)            CP PACE LLC (October 14, 2020), Delaware limited liability company.

i)     Counterpointe Titling Trust (November 6, 2020), a Delaware statutory trust.

c)            Counterpointe Energy Solutions II LLC (April 6, 2023), a Delaware limited liability company.

i)            Counterpointe Energy Solutions (CA) II LLC (April 6, 2023), a Delaware limited liability company.

ii)           Counterpointe Energy Solutions (IL) LLC (July 16, 2018), a Delaware limited liability company.

(a)           Loop-Counterpointe PACE LLC (July 16, 2018), a Delaware limited liability company.

iii)          Counterpointe Energy Solutions (FL) II LLC (October 2, 2023), a Delaware limited liability company.

d)           CSA Employee Services Company LLC (April 6, 2023), a Delaware limited liability company.

e)           Counterpointe Sustainable Real Estate II LLC (April 6, 2023), a Delaware limited liability company.

f)            Counterpointe Energy Services LLC (March 17, 2015), a Delaware limited liability company.

g)           Counterpointe Investment Management LLC (October 10, 2024), a Delaware limited liability company.

JJ.           Stillings Street LLC (September 25, 2024), a Delaware limited liability company.

KK.        Eclipse Business Capital LLC (October 22, 2015) a Delaware limited liability company.

LL.         Counterpointe – MM Mortgage Lending LLC (February 20, 2025), a Delaware limited liability company

MM.      LNL MM, LLC (February 19, 2025), a Delaware limited liability company.

NN.        CapSec LLC (June 25, 2025), a Delaware limited liability company.

OO.        LNL MM 2, LLC (May 8, 2025), a Delaware limited liability company.

PP.         Port 51 Lending Holdings LLC (June 8, 2022), a Delaware limited liability company

1.           Port 51 Lending LLC (January 2, 2018), a Delaware limited liability company.

2.           Port 51 Commercial LLC (July 8, 2025) a Delaware limited liability company.

The following are investment-related special purpose entities of Barings LLC (“Barings”). All are 100% owned unless otherwise specified.

ALAND ROYALTY GP, LLC

Delaware - 6887128

ALASKA FUTURE FUND GP, LLC

Delaware – 7621080

BAI FUNDS SLP, LLC

Delaware – 7056431

BAI GP, LLC

Delaware – 6972999

BARINGS ACTIVE PASSIVE EQUITY DIRECT EAFE LLC

Delaware – 678445

BARINGS ASSET-BASED INCOME FUND (US) GP, LLC

Delaware, U.S.A. – 6399905

61.02% owned by Barings LLC

BARINGS CAPITAL SOLUTIONS PERPETUAL FUND (DE), L.P.

Delaware, U.S.A. – 7354538

32.63% owned by Barings LLC

BARINGS CENTRE STREET CLO EQUITY PARTNERSHIP GP, LLC

Delaware, U.S.A. – 67009373

BARINGS CLO INVESTMENT PARTNERS GP, LLC

Delaware, U.S.A. – 5895167

BARINGS CORE PROPERTY FUND GP LLC

Delaware, U.S.A. – 4219093

BARINGS DIRECT LENDING GP LTD.

Cayman Islands - WC-331849

BARINGS DIRECT INVESTMENTS LLC

Delaware, U.S.A. – 4296453

BARINGS DIVERSIFIED RESIDENTIAL FUND GP LLC

Delaware, U.S.A. – 3574626

BARINGS EMERGING GENERATION FUND GP, LLC

Delaware, U.S.A. – 7715719

50% owned by Barings LLC

BARINGS EMERGING GENERATION FUND II GP, LLC

Delaware, U.S.A. – 6638604

BARINGS EMERGING MARKETS BLENDED FUND I GP, LLC

Delaware, U.S.A. – 6229845

BARINGS EPLF4 RATED FEEDER GP LLC

Delaware, U.S.A. – 7493135

BARINGS ERS PE EMERGING MANAGER III GP, LLC

Delaware, U.S.A. – 7443853

BARINGS FC III LLC

Delaware, U.S.A. – 3467267

BARINGS GLOBAL ENERGY INFRASTRUCTURE ADVISORS LLC

Delaware, U.S.A. – 6187863

BARINGS GLOBAL INVESTMENT FUNDS (U.S.) MANAGEMENT, LLC

Delaware, U.S.A. – 4864959

BARINGS GLOBAL SPECIAL SITUATIONS CREDIT FUND 4 GP, LLC

Delaware, U.S.A. – 3075964

BARINGS GLOBAL REAL ASSETS FUND GP, LLC

Delaware, U.S.A. – 6662271

55.5% owned by Barings LLC

BARINGS GPSF LLC

Delaware, U.S.A. – 3022744

BARINGS HOTEL OPPORTUNITY VENTURE I GP, LLC

Delaware, U.S.A. – 5939453

50% owned by Barings LLC

BARINGS INFINITI FUND MANAGEMENT LLC

Delaware, U.S.A. – 7140111

BARINGS INFRASTRUCTURE CLO EQUITY PARTNERSHIP GP LLC

Delaware, U.S.A. – 10254364

BARINGS NAPLF IV RATED FEEDER, L.P.

Delaware, U.S.A. – 1069319

BARING INVESTMENT SERIES, LLC

Delaware, U.S.A. – 4057176

BARINGS NEW JERSEY EMERGING MANAGER PROGRAM GP, LLC

Delaware, U.S.A. – 7175727

BARINGS NORTH AMERICAN PRIVATE LOAN FUND MANAGEMENT, LLC

Delaware, U.S.A. – 6131639

BARINGS NORTH AMERICAN PRIVATE LOAN FUND II MANAGEMENT, LLC

Delaware, U.S.A. – 7868270

BARINGS NORTH AMERICAN PRIVATE LOAN FUND III MANAGEMENT, LLC

Delaware, U.S.A. – 6640173

BARINGS NORTH AMERICAN PRIVATE LOAN FUND IV (CAYMAN)-A, L.P.

Cayman Islands – WC-133150

BARINGS NORTH AMERICAN PRIVATE LOAN FUND IV MANAGEMENT, LLC

Delaware, U.S.A. – 10269278

BARINGS PORTFOLIO FINANCE IG ISSUER I, LLC

Delaware, U.S.A. – 10359831

BARINGS REAL ESTATE EUROPEAN VALUE ADD FUND II FEEDER LLC

Cayman Islands – MC-3557

BARINGS SBIC II GP, LLC

Delaware, U.S.A. – 4948134

BARINGS SEM GP LLC

Delaware, U.S.A. – 4639492

BARINGS SMALL BUSINESS FUND LLC

Delaware, U.S.A. – 7875829

54.25% owned by Barings LLC

BARINGS TYIDF2 RATED FEEDER GP LLC

Delaware, U.S.A. – 7493145

BARINGS TYIDF2 RATED FEEDER, L.P.

Delaware, U.S.A. – 7493155

BARINGS – MM REVOLVER FUND GP LLC

Delaware, U.S.A. – 6354426

BCLF GP LLC

Delaware, U.S.A. – 2551895

BDAE PRIVATE FUND GP LLC

Delaware, U.S.A. – 33-3672699

BDAE PRIVATE FUND, LP

Delaware, U.S.A. – 33-3703068

BENTON STREET ADVISORS, INC.

Cayman Islands – MC-186805

BHOVI INCENTIVE LLC

Delaware, U.S.A. – 6268804

50% owned by Barings LLC

BIG REAL ESTATE INCENTIVE I LLC

Delaware, U.S.A. – 6778920

50% owned by Barings LLC

BIG REAL ESTATE INCENTIVE II LLC

Delaware, U.S.A. – 6778922

50% owned by Barings LLC

BMT RE DEBT FUND GP LLC

Delaware, U.S.A. – 6965646

BRECS VII GP LLC

Delaware, U.S.A. – 61147

BREDIF GP LLC

Delaware, U.S.A. – 3853440

CPF SPRINGING MEMBER, LLC

Delaware, U.S.A. – 3873032

CREA-MA REORGANIZATION TRUST

Delaware, U.S.A. – 000933540

CREF X GP LLC

Delaware, U.S.A. – 5516583

GREAT LAKES III GP, LLC

Delaware, U.S.A. – 5254174

LAKE JACKSON LLC

Delaware, U.S.A. – 6339374

MEZZCO AUSTRALIA II LLC

Delaware, U.S.A. – 5346304

MEZZCO III LLC

Delaware, U.S.A. – 4557758

50% owned by Barings LLC

MEZZCO IV LLC

Delaware, U.S.A. – No number available

RECSA-NY GP LLC

Delaware, U.S.A. – 6101306

TERRAPIN MIDDLE MARKET INFRASTRUCTURE FUND, L.P.

Delaware, U.S.A. – 3903667

The following are subsidiary companies of MassMutual. The ownership interest is 20% or more. The ownership interest is MassMutual’s unless otherwise shown.

40 EXCHANGE MM MEMBER LLC

Ownership – 100%

100 W. 3RD STREET LLC

Ownership – 100%

12-18 WEST 55TH STREET PREDEVELOPMENT, LLC

Ownership – 90.20%

21 WEST 86TH LLC

Ownership – 96.24%

2160 GRAND MANAGER LLC

Ownership – 100%

300 SOUTH TRYON HOTEL LLC

Ownership – 100%

300 SOUTH TRYON LLC

Ownership – 100%

5301 WISCONSIN AVENUE ASSOCIATES, LLC

Ownership – 99.00%

5301 WISCONSIN AVENUE GP, LLC

Ownership – 100%

ALAND ROYALTY HOLDINGS LP

Ownership – 26.69%

BARINGS AFFORDABLE HOUSING MORTGAGE FUND I LLC

Ownership – 100%

BARINGS AFFORDABLE HOUSING MORTGAGE FUND II LLC

Ownership – 100%

BARINGS AFFORDABLE HOUSING MORTGAGE FUND III LLC

Ownership – 100%

BARINGS CAPITAL SOLUTIONS PERPETUAL FUND (CA), L.P.

Ownership – 39.02%

BARINGS CONSTRUCTION LENDING FUND LP

Ownership – 74.16% MassMutual, 25.84% Third Party

BARINGS DIVERSIFIED RESIDENTIAL FUND LP

Ownership – 100%

BARINGS EMERGING GENERATION FUND II LP

Ownership – 27.13%

BARINGS EMERGING GENERATION FUND, LP

Ownership – 67.74%

BARINGS GLOBAL ENERGY INFRASTRUCTURE FUND I LP

Ownership – 99.24%

BARINGS GLOBAL REAL ASSETS FUND, LP

Ownership – 26.14%%%

BARINGS HOTEL OPPORTUNITY VENTURE I LP

Ownership – 50.00%

BARINGS MILLER INVESTMENT TRUST

Ownership – 57.33% MassMutual, 9.33% MM Ascend

BARINGS REAL ESTATE DEBT INCOME FUND LP

Ownership – 100%

BARINGS REAL ESTATE EUROPEAN VALUE ADD I SCSP

Ownership – 49.99%

BARINGS SMALL BUSINESS FUND, L.P.

Ownership – 33.60%

BARINGS U.S. CORE BOND FUND

Ownership – 100%

BARINGS U.S. HIGH YIELD FUND

Ownership – 33.09%

BARINGS-MM REVOLVER FUND LP

Ownership – 86.00%

BRAVA5 MALIC INVESTOR LLC

Ownership – 100% MM Ascend

BRAVA5 MM INVESTOR LLC

Ownership – 100%

CHASSIS ACQUISITION HOLDING LLC

Ownership – 30% (MassMutual Holding LLC)

CORNBROOK PRS HOLDINGS LLC

Ownership – 100%

CORNERSTONE FORT PIERCE DEVELOPMENT, LLC

Ownership – 90.00%

CORNERSTONE PERMANENT MORTGAGE FUND II LLC

Ownership – 100%

CORNERSTONE PERMANENT MORTGAGE FUND III LLC

Ownership – 100%

CORNERSTONE PERMANENT MORTGAGE FUND IV LLC

Ownership – 100%

CORNERSTONE PERMANENT MORTGAGE FUND LLC

Ownership – 100%

CRA AIRCRAFT HOLDING LLC

Ownership – 40.00%

RIDGE APARTMENTS, LLC

Ownership – 100%

CREA/PPC VENTURE, LLC

Ownership – 100%

CREA/WINDSTAR DUBLIN PLEASANTON, LLC

Ownership – 92.00%

E2E AFFORDABLE HOUSING DEBT FUND LLC

Ownership – 100%

EIP HOLDINGS I, LLC

Ownership – 28.96%

EURO REAL ESTATE HOLDINGS LLC

Ownership – 100%

FAN PIER DEVELOPMENT LLC

Ownership – 90.00%

GIA EU HOLDINGS LLC

Ownership – 100%

HB NAPLES GOLF OWNER LLC

Ownership – 100% (MassMutual Holding LLC)

LANDMARK MANCHESTER HOLDINGS LLC

Ownership – 100%

LONDON OFFICE JV HOLDINGS LLC

Ownership – 100%

MALIC AUSTRALIA BSOT LLC

Ownership – 100%

MALIC DEBT PARTICIPATIONS LLC

Ownership – 100% (MM Ascend)

MARCO HOTEL LLC

Ownership – 100% (MassMutual Holding LLC)

MIAMI DOUGLAS ONE GP LLC

Ownership – 100%

MIAMI DOUGLAS THREE MM, LLC

Ownership – 100%

MIAMI DOUGLAS TWO GP LLC

Ownership – 100%

MIAMI DOUGLAS TWO LP

Ownership – 89.99%

MM 340 MADISON MEMBER LLC

Ownership – 100%

MM 1370 AVE OF AM LLC

Ownership – 100%

MM 1400 E 4TH STREET MEMBER LLC

Ownership – 100%

MM 425 MONTGOMERY MEMBER LLC

Ownership – 100%

MM 550 CORPORATE MEMBER LLC

Ownership – 100%

MM BIG PENINSULA CO-INVEST MEMBER LLC

Ownership – 27.20%

MM BROOKHAVEN MEMBER LLC

Ownership – 100%

MM CENTURY SQUARE MEMBER LLC

Ownership – 100%

MM DEBT PARTICIPATIONS LLC

Ownership – 100%

MM DEN PAV MEMBER LLC

Ownership – 100%

MM EAST SOUTH CROSSING MEMBER LLC

Ownership – 100%

MM HORIZON SAVANNAH MEMBER LLC

Ownership – 100%

MM HORIZON SAVANNAH MEMBER II LLC

Ownership – 100%

MM HORIZON SAVANNAH MEMBER III LLC

Ownership – 100%

MM IRONHEAD COMMERCE CENTER MEMBER LLC

Ownership – 100%

MM KANNAPOLIS INDUSTRIAL MEMBER LLC

Ownership – 100%

MM LIBERTY CENTRE MEMBER LLC

Ownership – 100%

MM MD2 STATION MEMBER LLC

Ownership – 100%

MM NATIONAL SELF-STORAGE PROGRAM MEMBER LLC

Ownership – 100%

MM NATIONAL SELF-STORAGE PROGRAM MEMBER II LLC

Ownership – 100%

MM REDISCOVER MEMBER LLC

Ownership – 100%

MM REED DISTRICT LANDCO MEMBER LLC

Ownership – 100%

MM SEDONA VORTEX INVESTOR LLC

Ownership – 100%

MM SL WILLISTOWN LLC

Ownership – 100%

MM SPEEDWAY EL PASO MEMBER LLC

Ownership – 100%

MM SPEEDWAY EL PASO MEMBER II LLC

Ownership – 100%

MM SUBLINE BORROWER LLC

Ownership – 100%

MM THE GILMAN MEMBER LLC

Ownership – 100%

MM TOKYO BTR1 LLC

Ownership – 70% MassMutual, 30% MM Ascend

MM VIRGINIAN INVESTOR LLC

Ownership – 100%

MMLIC AUSTRALIA BAST LLC

Ownership – 100%

MMLIC AUSTRALIA BSOT LLC

Ownership – 100%

PACO FRANCE LOGISTICS LLC

Ownership – 100%

PDX SW THIRD HOTEL OWNER LLC

Ownership – 100%

RB APARTMENTS LLC

Ownership – 100% (MassMutual Holding LLC)

RED LAKE VENTURES, LLC

Ownership – 31.52%

RIVERWALK MM MEMBER, LLC

Ownership – 100%

SBNP SIA III LLC

Ownership – 99.00%

SBNP SIA IV LLC

Ownership – 99.00%

SL WILLISTOWN ONE LLC

Ownership – 100%

STOA HOLDING LLC

Ownership – 100%

TEN FAN PIER BOULEVARD LLC

Ownership – 100%

THREE PW OFFICE HOLDING LLC

Ownership – 95.00%

TRAILSIDE MM MEMBER II LLC

Ownership – 100%

TRAILSIDE MM MEMBER LLC

Ownership – 100%

UNNA, DORTMUND HOLDING LLC

Ownership – 100%

VALIDUS HOLDING COMPANY LLC

Ownership – 40.44%

VGS ACQUISITION HOLDING, LLC

Ownership – 33.33% (MassMutual Holding LLC)

WASHINGTON GATEWAY APARTMENTS VENTURE LLC

Ownership – 95.80%

WASHINGTON GATEWAY THREE LLC

Ownership – 95.00%

WASHINGTON GATEWAY TWO HOLDINGS LLC

Ownership – 95.00%

WEST 37TH STREET HOTEL LLC

Ownership – 93.75%

WEST 46TH STREET HOTEL LLC

Ownership – 100%

The following are collateralized loan obligation vehicles of Apex Credit Holdings LLC.

JFIN CLO 2012 LTD.

A Cayman Islands collateralized loan obligation vehicle senior secured term loans.  Apex Credit Holdings LLC owns 100% of the subordinated notes of the CLO, and the CLO is managed by Apex Credit Partners LLC.

JFIN CLO 2013 LTD.

A Cayman Islands collateralized loan obligation vehicle senior secured term loans.  Apex Credit Holdings LLC owns 100% of the subordinated notes of the CLO, and the CLO is managed by Apex Credit Partners LLC.

JFIN CLO 2014 LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans.  Apex Credit Holdings LLC owns 100% of the subordinated notes of the CLO, and the CLO is managed by Apex Credit Partners LLC.

JFIN CLO 2014-II LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans.  Apex Credit Holdings LLC owns 100% of the subordinated notes of the CLO, and the CLO is managed by Apex Credit Partners LLC.

JFIN CLO 2015 LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans.  The CLO is managed by Apex Credit Partners LLC, with Apex Credit Holdings LLC owning 100% of the subordinated notes of the CLO.

JFIN CLO 2015-II LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans. Apex Credit Holdings LLC owns 85% of this company.

JFIN CLO 2016 LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans. The CLO is managed by Apex Credit Partners LLC, with Apex Credit Holdings LLC owning 100% of the subordinated notes of the CLO.

JFIN CLO 2017 LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans. The CLO is managed by Apex Credit Partners LLC, with Apex Credit Holdings LLC owning 100% of the subordinated notes of the CLO.

JFIN CLO 2017-II LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans. The CLO is managed by Apex Credit Partners LLC, with Apex Credit Holdings LLC owning 100% of the subordinated notes of the CLO.

The following are collateralized loan obligation vehicles of Jefferies Finance LLC.

APEX CREDIT CLO 2024-I LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans.  Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2017 Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans.  Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN REVOLVER 2017-III Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans.  Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2018 Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans.  The CLO is managed by Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2019 LTD.

A Cayman Islands collateralized loan obligation vehicle investing in senior secured revolver credit loans.  Jefferies Finance LLC owns 100% of the subordinated notes of the CLO .

JFIN REVOLVER CLO 2019-II LTD.

A Cayman Islands collateralized loan obligation vehicle investing in senior secured revolver credit loans.  Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2020 LTD.

A Cayman Islands collateralized loan obligation vehicle investing in senior secured revolver credit loans.  Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN Revolver CLO 2021-II Ltd.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN Revolver CLO 2021-V Ltd.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2022-II LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%

JFIN REVOLVER CLO 2022-III LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2022-IV LLC

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2022-IV LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2024-I LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2025-I LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER FUND, L.P.

A Delaware limited partnership formed to hold investments in revolving credit loans originated by Jefferies Finance LLC. MassMutual ownership is 57.95%

JFIN REVOLVER FUNDING 2021 LTD.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER FUNDING 2021-III LTD.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER FUNDING 2021-IV LTD.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER FUNDING 2022-I LTD.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

The following are portfolio companies in which Jefferies Finance LLC, together with its subsidiaries, own at least 25% of the equity interests. The ownership percentage is indicated.

CUSTOM ECOLOGY HOLDCO, LLC

100% owned by Jefferies Finance LLC

The following are investment-related special purpose entities of Baring Asset Management Limited.

BARINGS CORE FUND FEEDER I GP S.À.R.L.

Luxembourg – B216891

This company is wholly owned by Baring Asset Management Limited.

BARINGS EUROPEAN DIRECT LENDING 1GP LLP

England & Wales – OC398370

A limited liability partnership organized under the laws of England and Wales.

(99.9% owned by Barings Global Advisors Limited and 0.1% owned by Barings Asset Management Limited.)

BARINGS GPC GP S.À.R.L.

Luxembourg – No number available

A Luxembourg company that acts as the general partner to Barings Global Credit Fund (LUX) SCSp, SICAV-SIF. This company is wholly owned by Baring Asset Management Limited.

BARINGS INVESTMENT FUND (LUX) GP S.À.R.L.

Luxembourg – B127566

A Luxembourg company that acts as the general partner to Barings Investment Fund (LUX) SCSp, SICAV-SIF. This company is wholly owned by Baring Asset Management Limited.

BARINGS UMBRELLA FUND (LUX) GP S.À.R.L.

Luxembourg – B240621

A Luxembourg company that acts as the general partner to Barings Investment Fund (LUX) SCSp, SICAV-SIF. This company is wholly owned by Baring Asset Management Limited.

PREIF HOLDINGS LIMITED PARTNERSHIP

United Kingdom – SL006640

This company is wholly owned by Baring Asset Management Limited.

The following is an investment-related special purpose entity of Baring Fund Managers Limited.

BCGSS 2 GP LLP

England & Wales – OC394864

This entity is 99.9% owned by Baring Fund Managers Limited and 0.1% owned by Barings Asset Management Limited.

MassMutual or its subsidiaries own a significant minority stake in the companies listed below.

AMHERST LONG TERM OWNER HOLDINGS, LLC

Delaware, U.S.A – 4439028

MassMutual’s interest is 24.5%

BEAUTY BRANDS ACQUISITION LLC

Delaware, U.S.A. – 7164322

MassMutual’s ownership interest is 32.63%

CRANE VENTURE PARTNERS LLP

United Kingdom – No number available.

MassMutual Ventures Holding LLC’s interest is 33%

ENROLL CONFIDENTLY, INC.

Delaware – 7051382

MassMutual’s interest is 25%

LOW CARBON ENERGY HOLDING

United Kingdom – No number available at this time.

MassMutual’s interest is 49%

MARTELLO RE FEEDER LP

Delaware – 3119360

MassMutual Holding LLC’s interest is 58.05%

MARTELLO RE LP

Delaware – 6009011

MassMutual Holding LLC has an indirect ownership of 26.20% via Martello Re Feeder LP

ROTHESAY LIMITED (FORMERLY KNOWN AS ROTHESAY HOLDCO UK LIMITED)

England & Wales – 08668809.

MM Rothesay Holdco LLC’s interest is 47.6%.

YUNFENG FINANCIAL GROUP LIMITED

Hong Kong – No number available.

MassMutual International LLC’s ownership interest is 23.65%.

MassMutual has a 47.6% ownership interest in Rothesay Limited (through MM Rothesay Holdco US LLC). The following companies are affiliated with Rothesay Limited.

LT MORTGAGE FINANCING LIMITED

England & Wales – 09444756

ROTHESAY ASSET MANAGEMENT AUSTRALIA PTY LTD

New South Wales, Australia

ROTHESAY ASSET MANAGEMENT UK LIMITED

England & Wales – 10985333

ROTHESAY ASSET MANAGEMENT NORTH AMERICA LLC

Delaware, U.S.A. – 6570152

ROTHESAY FOUNDATION

England & Wales – 12263987

ROTHESAY LIFE PLC

England & Wales – 06127279

ROTHESAY MA NO. 1 LIMITED

England & Wales – 11641166

ROTHESAY MA NO. 3 LIMITED

England & Wales – 12300383

ROTHESAY MA NO. 4 LIMITED

England & Wales – 12300511

RIVERTON HOME FINANCE LIMITED

England & Wales - 11877651

ROTHESAY PENSIONS MANAGEMENT LIMITED

England & Wales – 06195160

ROTHESAY PROPERTY COMPANY 1 LIMITED

England & Wales – 04346508

ROTHESAY PROPERTY PARTNERSHIP 1 LLP

England & Wales – OC436469

MassMutual has a 32.63% ownership interest in Beauty Brands Acquisition LLC. The following companies are affiliated with Beauty Brands Acquisition LLC.

BEAUTY BRANDS ACQUISITION INTERMEDIATE LLC

Delaware, U.S.A. – 7164303

FORMA BRANDS, LLC

Delaware, U.S.A. – 7164339

II.	REGISTERED INVESTMENT COMPANY AFFILIATES: Each of the following entities is a registered investment company sponsored by MassMutual or one of its affiliates.
a.	MassMutual Select Funds, a Massachusetts business trust that operates as a management investment company.
b.	MassMutual Premier Funds, a Massachusetts business trust that operates as a management investment company.
c.	MassMutual Advantage Funds, a Massachusetts business trust that operates as a management investment company.
d.	MML Series Investment Fund, a Massachusetts business trust that operates as a management investment company. All shares issued by the Trust are owned by MassMutual and certain of its affiliates.
e.	MML Series Investment Fund II, a Massachusetts business trust that operates as a management investment company. All shares issued by MML Series Investment Fund II are owned by MassMutual and certain of its affiliates.
f.	Barings Participation Investors, a Massachusetts business trust which operates as a closed-end investment company.
g.	Barings Corporate Investors, a Massachusetts business trust which operates as a closed-end investment company.
h.	Barings Global Short Duration High Yield Fund, a Massachusetts business trust which operates as a closed-end investment company.
i.	Barings BDC, Inc., a Maryland publicly-traded, externally managed business development company.

Item 30.       Indemnification

MassMutual directors and officers are indemnified under Article V. of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.

ARTICLE V. of the By-laws of MassMutual provides for indemnification of directors and officers as follows:

“ARTICLE V.

INDEMNIFICATION

Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, partner, trustee, officer or employee of any foreign or domestic organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any threatened, pending or completed action, claim, suit, investigation or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened to be involved, by reason of any alleged act, omission or otherwise while serving in any such capacity, whether such action, claim, suit, investigation or proceeding is civil, criminal, administrative, arbitrative, or investigative and/or formal or informal in nature. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his or her delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any such paragraph. The termination of any action, claim, suit, investigation or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in the best interests of the Company.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with each of its directors, and with each of its officers who serve as a director of a subsidiary of MassMutual, (a “Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Director because he or she is a director if the Director (i) acted in good faith, (ii) reasonably believed the conduct was in the Company’s best interests; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Director shall not be liable under MassMutual’s Charter or By-Laws. MassMutual further agrees to indemnify a Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Director derived an improper benefit. MassMutual will also indemnify a Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to MassMutual or its subsidiary that the Director is entitled to indemnification, MassMutual will indemnify the Director to the extent permitted by law. Subject to the Director’s obligation to pay MassMutual in the event that the Director is not entitled to indemnification, MassMutual will pay the expenses of the Director prior to a final determination as to whether the Director is entitled to indemnification.

Item 31.         Principal Underwriters

(a)

MML Investors Services, LLC (“MMLIS”) acts as principal underwriter of the contracts/policies/certificates sold by its registered representatives and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts/policies/certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.
MMLIS and MSD either jointly or individually act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, Massachusetts Mutual Variable Life Separate Account II.

(b)	MMLIS and MSD are the principal underwriters for this Contract. The following people are officers and directors of MMLIS and officers and directors of MSD:

DIRECTORS AND OFFICERS OF MML INVESTORS SERVICES, LLC

Name	Positions and Offices	Principal Business Address
Vaughn Bowman	Director, Chairman of the Board, Chief Executive Officer, and President	(*)
John Vaccaro	Director and Chairman Emeritus	(*)
Geoffrey Craddock	Director	10 Fan Pier Boulevard Boston, MA 02210
Paul LaPiana	Director	(*)
Jennifer Reilly	Director	10 Fan Pier Boulevard Boston, MA 02210
Joseph Mallee	Director, Agency Field Force Supervisor and Vice President	(*)
David Mink	Vice President and Chief Operations Officer	(*)
Frank Rispoli	Chief Financial Officer and Treasurer	10 Fan Pier Boulevard Boston, MA 02210
Edward K. Duch, III	Chief Legal Officer, Vice President, and Secretary	(*)
Courtney Reid	Chief Compliance Officer	(*)
James P. Puhala	Deputy Chief Compliance Officer	(*)
Michael Gilliland	Deputy Chief Compliance Officer	(*)
Thomas Bauer	Chief Technology Officer	(*)
Anthony Frogameni	Chief Privacy Officer	(*)
Linda Bestepe	Vice President	(*)
Brian Foley	Vice President	10 Fan Pier Boulevard Boston, MA 02210
James Langham	Vice President	(*)
Michael Thomas	Vice President	2 Park Ave. New York, NY 10016
Daken Vanderburg	Vice President	(*)
Mary B. Wilkinson	Vice President	10 Fan Pier Boulevard Boston, MA 02210
George Randall	Field Risk Officer	(*)
Alyssa O’Connor	Assistant Secretary	(*)
Pablo Cabrera	Assistant Treasurer	10 Fan Pier Boulevard Boston, MA 02210
Jeffrey Sajdak	Assistant Treasurer	(*)
Elizabeth Marin	Assistant Treasurer	(*)
Kevin Lacomb	Assistant Treasurer	10 Fan Pier Boulevard Boston, MA 02210
Tricia Cohen	Continuing Education Officer	(*)
Mario Morton	Registration Manager	(*)
Kelly Pirrotta	AML Compliance Officer	(*)
John Rogan	Regional Vice President	(*)
Tanya Wilber	Regional Vice President	(*)
(*)	1295 State Street, Springfield, MA 01111-0001

OFFICERS AND DIRECTORS OF MML STRATEGIC DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address
Dominic Blue	Director and Chairman of the Board	(*)
Matthew DiGangi	Director, Chief Executive Officer, and President	(*)
Geoffrey Craddock	Director	10 Fan Pier Boulevard Boston, MA 02210
Jennifer Reilly	Director	10 Fan Pier Boulevard Boston, MA 02210
Frank Rispoli	Chief Financial Officer and Treasurer	10 Fan Pier Boulevard Boston, MA 02210
Edward K. Duch, III	Chief Legal Officer, Vice President, and Secretary	(*)
James P. Puhala	Vice President and Chief Compliance Officer	(*)
Vincent Baggetta	Chief Risk Officer	(*)
Paul LaPiana	Vice President	(*)
Anna Sciortino	Vice President	(*)
Alyssa O’Connor	Assistant Secretary	(*)
Pablo Cabrera	Assistant Treasurer	10 Fan Pier Boulevard Boston, MA 02210
Jeffrey Sajdak	Assistant Treasurer	(*)
Elizabeth Marin	Assistant Treasurer	(*)
Mario Morton	Registration Manager	(*)
Kelly Pirrotta	AML Compliance Officer	(*)
(*)	1295 State Street, Springfield, MA 01111-0001

(c)

Compensation From the Registrant
For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registered Separate Account during the Registered Separate Account’s last fiscal year, refer to the “Distribution” section of the Statement of Additional Information.

Item 32.        Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registered Separate Account through Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0001.

Item  33.        Management Services

Not Applicable.

Item 34.        Fee Representation

REPRESENTATION UNDER SECTION 26(f)(2)(A) OF
THE INVESTMENT COMPANY ACT OF 1940

Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the MassMutual EnvisionSM (“Envision”) contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

SIGNATURES

Pursuant to the requirements of Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, and the State of North Carolina on this 18th day of December, 2025.

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4
(Registered Separate Account)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
(Insurance Company)

By	ROGER W. CRANDALL*
Roger W. Crandall President and Chief Executive Officer (principal executive officer) Massachusetts Mutual Life Insurance Company

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
ROGER W. CRANDALL * Roger W. Crandall	Director and Chief Executive Officer (principal executive officer)	December 18, 2025
MARY JANE FORTIN * Mary Jane Fortin	Chief Financial Officer (principal financial officer)	December 18, 2025
GREGORY GIARDIELLO * Gregory Giardiello	Corporate Controller (principal accounting officer)	December 18, 2025
KATHLEEN A. CORBET * Kathleen A. Corbet	Director	December 18, 2025
JAMES H. DEGRAFFENREIDT, JR. * James H. DeGraffenreidt, Jr.	Director	December 18, 2025
ISABELLA D. GOREN * Isabella D. Goren	Director	December 18, 2025
BERNARD A. HARRIS, JR. * Bernard A. Harris, Jr.	Director	December 18, 2025
MICHELLE K. LEE * Michelle K. Lee	Director	December 18, 2025
JEFFREY M. LEIDEN * Jeffrey M. Leiden	Director	December 18, 2025
DAVID H. LONG * David H. Long	Director	December 18, 2025
MICHAEL THOMAS ROLLINGS * Michael Thomas Rollings	Director	December 18, 2025
LAURA J. SEN * Laura J. Sen	Director	December 18, 2025
WILLIAM T. SPITZ * William T. Spitz	Director	December 18, 2025
AMY M. STEPNOWSKI * Amy M. Stepnowski	Director	December 18, 2025
H. TODD STITZER * H. Todd Stitzer	Director	December 18, 2025
/s/ GARY F. MURTAGH * Gary F. Murtagh Attorney-in-Fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

Item No.	Exhibit
Item 27.	Exhibit (d)	viii.	Guaranteed Lifetime Withdrawal Benefit Rider (RetireCore)
		ix.	Guaranteed Lifetime Withdrawal Benefit Rider (RetireCore Stacking)
		x.	Highest Quarterly Value Death Benefit Rider
Item 27.	Exhiit (l)	i.	Auditor Consents • Company Financial Statements • Separate Account Financial Statements
Item 27.	Exhibit (p)	iii.	Power of Attorney for:
• Michael Thomas Rollings